UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-22613

Jackson Variable Series Trust
(Exact name of registrant as specified in charter)

1 Corporate Way, Lansing, Michigan			48951
(Address of principal executive offices)			(Zip code)

Mark D. Nerud Jackson National Asset Management, LLC 225 West Wacker Drive, Suite 1200 Chicago, Illinois 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(312) 338-5800

Date of fiscal year end:	December 31

Date of reporting period:	January 1, 2015 – June 30, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

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SEMI-ANNUAL REPORT (UNAUDITED)

For the period ended June 30, 2015

Jackson Variable Series Trust

• Master Feeder Funds and Fund of Funds

• Sub-Advised Funds

This report is for the general information of qualified and nonqualified plan participants, as well as contract/policy owners of the Elite Access®, Elite Access Brokerage Edition®, Elite Access (NY) and Elite Access Brokerage Edition (NY). Jackson is the marketing name for Jackson National Life Insurance Company (Home Office: Lansing, Michigan) and Jackson National Life Insurance Company of New York® (Home Office: Purchase, New York).

Issued by Jackson National Life Insurance Company 1 Corporate Way, Lansing, MI 48951

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FIRST-CLASS MAIL    PERMIT NO. 600    LANSING MI

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JACKSON
PO BOX 24068
LANSING MI 48909-9979

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Jackson Variable Series Trust (Unaudited)

June 30, 2015

President’s Letter

Dear Investor,

Enclosed is the semi-annual report for the Jackson Variable Series Trust for the six months ended June 30, 2015.

From an economic perspective, U.S. data showed some headwinds, despite longer-term trends remaining positive. According to the Bureau of Economic Analysis’ final estimate, first quarter 2015 gross domestic product (“GDP”) contracted at an annual rate of 0.6%, below consensus expectations. By comparison, real GDP increased 2.2% in the fourth quarter of 2014. First quarter U.S. GDP was affected by harsh winter weather, a strong domestic currency (which impacted exports and manufacturing), as well as a port dispute on the west coast, which disrupted supply chains across the U.S. Meanwhile, the U.S. unemployment rate continued its downward trend, falling to 5.3% in June. At the March 2015 meeting, the U.S. Federal Reserve (“Fed”) Chair Janet Yellen lowered estimates for GDP growth and the Fed funds rate over the near term, while paving the way for a rate hike in 2015.

Simultaneously, the European Central Bank (“ECB”) committed to asset purchases totaling 60 billion Euros per month, effective March 2015.  This favorable monetary policy support buoyed European equities, as did a generally weakening Euro.  Towards the end of June, Europe came under pressure as the Greek debt situation worsened, nearly culminating in a Greek exit from the Eurozone and resulting in a global market sell-off.  Concerns have also appeared in China as signs of an economic slowdown persist.  As the Chinese government aims to shift the investment-driven economy to consumption-driven growth, it has been implementing stimulus measures to accelerate growth and prevent a stock market crash.  In Japan, equities have significantly outperformed other developed markets in 2015.  Investors continue to focus on wage and consumption growth as challenges remain.

Against this economic backdrop, U.S. equities, as measured by the Russell 3000 Index, gained 1.94% for the year-to-date period ended June 30, 2015.  Within the U.S. equity market, there was significant dispersion of returns between various investment styles and sectors, ranging from utilities -10.67% to health care 9.56%.  The market’s advance was particularly led by growth equities, which returned 4.33% and outperformed value equities, which returned -0.51%.  Developed international markets have continued their momentum amid ECB’s new stimulus program.  In U.S. Dollar terms, the Morgan Stanley Capital International (“MSCI”) EAFE Index returned 5.52% over the six month period ended June 30, 2015, while the MSCI Emerging Markets Index returned 2.95%.  Though the strong U.S. Dollar affected international equity returns, emerging market equities were spurred by increased demand for riskier assets, as well as ongoing Chinese stimulus measures.

Fixed income markets encountered significant volatility in the first half of the year, as Treasury yields collapsed to near-record lows in January before moving sharply higher to near-term highs.  Much of the increase in yields was attributed to sharply rising German Bund yields, which led to a sell-off in U.S. Treasuries.  As a result of rising interest rates, bond returns were slightly negative as the Barclays U.S. Aggregate Bond Index returned -0.10% during the six month period.  The main bright spot in the fixed income space was bank loans, as measured by the S&P/LSTA Leverage Loan Index, which returned 2.83% over the six month period.  High yield bonds, as measured by the Barclays U.S. High Yield Issuer Capped Bond Index, which returned 2.53%, also outperformed during the six month period after a sell-off in late 2014.  However, investment grade corporate bonds, as measured by the Barclays U.S. Credit Index, which returned -0.78%, significantly underperformed as they were negatively impacted by higher supply and longer duration.

Liquid alternative investments, as measured by the Credit Suisse Hedge Fund Index, were roughly flat, returning -0.02% during the six month period.  Among the best performing alternative strategies were event driven and multi-strategy.  Among the worst performing alternative strategies were hedged equity, commodities and global macro.

Looking ahead to the remainder of 2015, we expect to see continued divergent paths in economic growth, interest rates and monetary policy across the globe as U.S. monetary policy continues to normalize.  We also expect dispersion in emerging markets due to differences in economic reforms and challenging conditions for countries more tied to commodity prices that remain under pressure.

These divergent trends in the macro environment could lead to elevated volatility during the remainder of 2015.  While that can cause gyrations in returns over the short term, it could also present opportunities for active managers to take advantage of valuation anomalies.

Thank you for choosing Jackson for your investment needs.

Mark D. Nerud

President and Chief Executive Officer

Jackson Variable Series Trust

Jackson Variable Series Trust Master Feeder Funds and Fund of Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2015

JNAM Guidance - Interest Rate Opportunities Fund

	Shares	Value
INVESTMENT COMPANIES - 100.0%
ALTERNATIVE - 56.9%
JNL/BlackRock Global Long Short Credit Fund (1.9%) (a)	901	$9,277
JNL/Brookfield Global Infrastructure and MLP Fund - Class A (0.4%) (a)	285	4,118
JNL/FAMCO Flex Core Covered Call Fund (1.2%) (a)	209	2,576
JNL/Invesco Global Real Estate Fund - Class A (0.2%) (a)	391	4,122
JNL/PPM America Long Short Credit Fund (2.7%) (a)	944	9,277
		29,370
DOMESTIC FIXED INCOME - 28.0%
JNL/PPM America Floating Rate Income Fund - Class A (0.6%) (a)	852	9,285
JNL/Scout Unconstrained Bond Fund - Class A (0.7%) (a)	534	5,173
		14,458
GLOBAL FIXED INCOME - 8.1%
JNL/Franklin Templeton Global Multisector Bond Fund - Class A (0.2%) (a)	364	4,179
INTERNATIONAL FIXED INCOME - 7.0%
JNL/Goldman Sachs Emerging Markets Debt Fund - Class A (0.7%) (a)	358	3,608
Total Investment Companies (cost $52,290)		51,615
Total Investments - 100.0% (cost $52,290)		51,615
Other Assets and Liabilities - Net - (0.0%)		(9)
Total Net Assets - 100.0%		$51,606

Portfolio Composition:	Percentage of Total Investments
Alternative	56.9%
Domestic Fixed Income	28.0
Global Fixed Income	8.1
International Fixed Income	7.0
Total Investments	100.0%

JNAM Guidance - Equity Income Fund

INVESTMENT COMPANIES - 100.0%
ALTERNATIVE - 35.1%
JNL/Brookfield Global Infrastructure and MLP Fund - Class A (0.3%) (a)	245	$3,534
JNL/FAMCO Flex Core Covered Call Fund (6.7%) (a)	1,157	14,254
JNL/Invesco Global Real Estate Fund - Class A (0.4%) (a)	673	7,097
		24,885
DOMESTIC EQUITY - 25.0%
JNL/S&P Dividend Income & Growth Fund - Class A (0.2%) (a)	478	7,087
JNL/The Boston Company Equity Income Fund (16.3%) (a)	731	10,647
		17,734
GLOBAL EQUITY - 39.9%
JNL/Epoch Global Shareholder Yield Fund (23.2%) (a)	2,445	28,265
Total Investment Companies (cost $68,910)		70,884
Total Investments - 100.0% (cost $68,910)		70,884
Other Assets and Liabilities - Net - (0.0%)		(14)
Total Net Assets - 100.0%		$70,870

Portfolio Composition:	Percentage of Total Investments
Global Equity	39.9%
Alternative	35.1
Domestic Equity	25.0
Total Investments	100.0%

JNAM Guidance - Conservative Fund

INVESTMENT COMPANIES - 100.0%
ALTERNATIVE - 22.0%
JNL Multi-Manager Alternative Fund - Class A (0.6%) (a)	348	$3,417
JNL/AQR Managed Futures Strategy Fund - Class A (0.6%) (a)	351	3,609
JNL/AQR Risk Parity Fund (0.7%) (a)	106	1,119
JNL/BlackRock Global Long Short Credit Fund (0.8%) (a)	365	3,753
JNL/Boston Partners Global Long Short Equity Fund - Class A (0.8%) (a)	366	3,774
JNL/Brookfield Global Infrastructure and MLP Fund - Class A (0.2%) (a)	125	1,808
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund (0.7%) (a)	343	3,515
JNL/FAMCO Flex Core Covered Call Fund (0.5%) (a)	85	1,051
JNL/Invesco Global Real Estate Fund - Class A (0.1%) (a)	172	1,816
JNL/Nicholas Convertible Arbitrage Fund (0.5%) (a)	241	2,498
JNL/Westchester Capital Event Driven Fund - Class A (1.7%) (a)	220	2,166
		28,526
DOMESTIC BALANCED - 5.2%
JNL/T. Rowe Price Capital Appreciation Fund (3.1%) (a)	571	6,721
DOMESTIC EQUITY - 12.4%
JNL/Franklin Templeton Small Cap Value Fund - Class A (0.1%) (a)	81	1,251
JNL/Invesco Small Cap Growth Fund - Class A (0.2%) (a)	86	1,904
JNL/JPMorgan MidCap Growth Fund - Class A (0.1%) (a)	36	1,268
JNL/S&P Dividend Income & Growth Fund - Class A (0.1%) (a)	289	4,288
JNL/S&P Mid 3 Fund - Class A (0.6%) (a)	266	3,086
JNL/T. Rowe Price Established Growth Fund - Class A (0.1%) (a)	123	4,357
		16,154
DOMESTIC FIXED INCOME - 44.2%
JNL/DoubleLine Total Return Fund (1.5%) (a)	2,019	21,580
JNL/PIMCO Credit Income Fund (10.7%) (a)	1,305	14,327

See accompanying Notes to Financial Statements.

	Shares	Value
JNL/PIMCO Total Return Bond Fund - Class A (0.1%) (a)	494	6,245
JNL/PPM America Floating Rate Income Fund - Class A (0.1%) (a)	115	1,255
JNL/PPM America High Yield Bond Fund - Class A (0.1%) (a)	547	3,739
JNL/PPM America Total Return Fund - Class A (0.8%) (a)	865	10,270
		57,416
GLOBAL EQUITY - 4.6%
JNL/Epoch Global Shareholder Yield Fund (4.9%) (a)	516	5,965
GLOBAL FIXED INCOME - 8.7%
JNL/Franklin Templeton Global Multisector Bond Fund - Class A (0.3%) (a)	545	6,249
JNL/Neuberger Berman Strategic Income Fund - Class A (0.6%) (a)	456	4,999
		11,248
INTERNATIONAL EQUITY - 2.9%
JNL/Lazard International Strategic Equity Fund (2.9%) (a)	298	3,734
Total Investment Companies (cost $130,475)		129,764
Total Investments - 100.0% (cost $130,475)		129,764
Other Assets and Liabilities - Net - (0.0%)		(23)
Total Net Assets - 100.0%		$129,741

Portfolio Composition:	Percentage of Total Investments
Domestic Fixed Income	44.2%
Alternative	22.0
Domestic Equity	12.4
Global Fixed Income	8.7
Domestic Balanced	5.2
Global Equity	4.6
International Equity	2.9
Total Investments	100.0%

JNAM Guidance - Moderate Fund

INVESTMENT COMPANIES - 100.0%
ALTERNATIVE - 22.5%
JNL Multi-Manager Alternative Fund - Class A (1.7%) (a)	953	$9,345
JNL/AQR Managed Futures Strategy Fund - Class A (1.8%) (a)	1,107	11,384
JNL/AQR Risk Parity Fund (3.2%) (a)	487	5,130
JNL/BlackRock Global Long Short Credit Fund (2.5%) (a)	1,167	12,012
JNL/Boston Partners Global Long Short Equity Fund - Class A (2.7%) (a)	1,174	12,114
JNL/Brookfield Global Infrastructure and MLP Fund - Class A (0.5%) (a)	399	5,762
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund (2.5%) (a)	1,202	12,335
JNL/FAMCO Flex Core Covered Call Fund (2.0%) (a)	340	4,193
JNL/Invesco Global Real Estate Fund - Class A (0.3%) (a)	543	5,727
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund (0.2%) (a)	36	271
JNL/Nicholas Convertible Arbitrage Fund (1.6%) (a)	770	7,990
JNL/Westchester Capital Event Driven Fund - Class A (5.3%) (a)	705	6,926
		93,189
DOMESTIC BALANCED - 6.5%
JNL/T. Rowe Price Capital Appreciation Fund (12.2%) (a)	2,283	26,867
DOMESTIC EQUITY - 19.8%
JNL/Franklin Templeton Small Cap Value Fund - Class A (0.3%) (a)	261	4,008
JNL/Invesco Small Cap Growth Fund - Class A (1.0%) (a)	551	12,226
JNL/JPMorgan MidCap Growth Fund - Class A (0.5%) (a)	224	7,903
JNL/S&P Dividend Income & Growth Fund - Class A (0.3%) (a)	1,017	15,072
JNL/S&P Intrinsic Value Fund - Class A (0.5%) (a)	932	15,234
JNL/S&P Mid 3 Fund - Class A (2.2%) (a)	1,012	11,757
JNL/T. Rowe Price Established Growth Fund - Class A (0.3%) (a)	447	15,858
		82,058
DOMESTIC FIXED INCOME - 32.0%
JNL/DoubleLine Total Return Fund (3.1%) (a)	4,149	44,351
JNL/PIMCO Credit Income Fund (21.7%) (a)	2,640	28,988
JNL/PIMCO Total Return Bond Fund - Class A (0.4%) (a)	1,481	18,699
JNL/PPM America Floating Rate Income Fund - Class A (0.4%) (a)	553	6,031
JNL/PPM America High Yield Bond Fund - Class A (0.5%) (a)	2,039	13,948
JNL/PPM America Total Return Fund - Class A (1.7%) (a)	1,736	20,610
		132,627
EMERGING MARKETS EQUITY - 2.3%
JNL/Lazard Emerging Markets Fund - Class A (0.6%) (a)	782	7,715
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A (2.1%) (a)	205	1,962
		9,677
GLOBAL EQUITY - 5.4%
JNL/Epoch Global Shareholder Yield Fund (8.7%) (a)	917	10,602
JNL/Harris Oakmark Global Equity Fund - Class A (19.4%) (a)	1,217	11,709
		22,311
GLOBAL FIXED INCOME - 6.3%
JNL/Franklin Templeton Global Multisector Bond Fund - Class A (0.8%) (a)	1,392	15,973
JNL/Neuberger Berman Strategic Income Fund - Class A (1.2%) (a)	910	9,981
		25,954
INTERNATIONAL EQUITY - 5.2%
JNL/Invesco International Growth Fund - Class A (0.5%) (a)	589	7,757

See accompanying Notes to Financial Statements.

	Shares	Value
JNL/Lazard International Strategic Equity Fund (10.5%) (a)	1,096	13,724
		21,481
Total Investment Companies (cost $414,942)		414,164
Total Investments - 100.0% (cost $414,942)		414,164
Other Assets and Liabilities - Net - (0.0%)		(75)
Total Net Assets - 100.0%		$414,089

Portfolio Composition:	Percentage of Total Investments
Domestic Fixed Income	32.0%
Alternative	22.5
Domestic Equity	19.8
Domestic Balanced	6.5
Global Fixed Income	6.3
Global Equity	5.4
International Equity	5.2
Emerging Markets Equity	2.3
Total Investments	100.0%

JNAM Guidance - Growth Fund

INVESTMENT COMPANIES - 100.0%
ALTERNATIVE - 23.0%
JNL Multi-Manager Alternative Fund - Class A (1.1%) (a)	619	$6,071
JNL/AQR Managed Futures Strategy Fund - Class A (1.0%) (a)	616	6,336
JNL/AQR Risk Parity Fund (1.5%) (a)	219	2,308
JNL/BlackRock Global Long Short Credit Fund (1.3%) (a)	591	6,076
JNL/Boston Partners Global Long Short Equity Fund - Class A (1.4%) (a)	616	6,357
JNL/Brookfield Global Infrastructure and MLP Fund - Class A (0.3%) (a)	214	3,098
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund (1.3%) (a)	641	6,579
JNL/FAMCO Flex Core Covered Call Fund (1.0%) (a)	167	2,052
JNL/Invesco Global Real Estate Fund - Class A (0.2%) (a)	294	3,100
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund (0.2%) (a)	40	298
JNL/Nicholas Convertible Arbitrage Fund (0.8%) (a)	406	4,218
JNL/Westchester Capital Event Driven Fund - Class A (3.1%) (a)	418	4,107
		50,600
DOMESTIC EQUITY - 39.7%
JNL/Franklin Templeton Small Cap Value Fund - Class A (0.2%) (a)	138	2,110
JNL/Invesco Small Cap Growth Fund - Class A (0.3%) (a)	192	4,260
JNL/JPMorgan MidCap Growth Fund - Class A (0.5%) (a)	242	8,550
JNL/Mellon Capital Small Cap Index Fund - Class A (0.1%) (a)	145	2,653
JNL/S&P Competitive Advantage Fund - Class A (0.2%) (a)	420	7,344
JNL/S&P Dividend Income & Growth Fund - Class A (0.2%) (a)	632	9,358
JNL/S&P Intrinsic Value Fund - Class A (0.3%) (a)	575	9,391
JNL/S&P Mid 3 Fund - Class A (1.5%) (a)	717	8,328
JNL/T. Rowe Price Established Growth Fund - Class A (0.3%) (a)	444	15,771
JNL/T. Rowe Price Value Fund - Class A (0.5%) (a)	1,113	19,404
		87,169
DOMESTIC FIXED INCOME - 8.9%
JNL/DoubleLine Total Return Fund (0.6%) (a)	846	9,045
JNL/PIMCO Credit Income Fund (0.9%) (a)	105	1,152
JNL/PPM America High Yield Bond Fund - Class A (0.2%) (a)	849	5,804
JNL/PPM America Total Return Fund - Class A (0.3%) (a)	311	3,697
		19,698
EMERGING MARKETS EQUITY - 5.5%
JNL/Lazard Emerging Markets Fund - Class A (0.8%) (a)	1,007	9,945
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A (2.2%) (a)	220	2,102
		12,047
GLOBAL EQUITY - 8.5%
JNL/Epoch Global Shareholder Yield Fund (8.5%) (a)	895	10,352
JNL/Harris Oakmark Global Equity Fund - Class A (13.8%) (a)	866	8,327
		18,679
GLOBAL FIXED INCOME - 3.4%
JNL/Franklin Templeton Global Multisector Bond Fund - Class A (0.4%) (a)	645	7,401
INTERNATIONAL EQUITY - 11.0%
JNL/Invesco International Growth Fund - Class A (0.5%) (a)	591	7,776
JNL/Lazard International Strategic Equity Fund (12.5%) (a)	1,304	16,332
		24,108
Total Investment Companies (cost $219,444)		219,702
Total Investments - 100.0% (cost $219,444)		219,702
Other Assets and Liabilities - Net - (0.0%)		(37)
Total Net Assets - 100.0%		$219,665

Portfolio Composition:	Percentage of Total Investments
Domestic Equity	39.7%
Alternative	23.0
International Equity	11.0
Domestic Fixed Income	8.9
Global Equity	8.5
Emerging Markets Equity	5.5
Global Fixed Income	3.4
Total Investments	100.0%

JNAM Guidance - Moderate Growth Fund

INVESTMENT COMPANIES - 100.0%
ALTERNATIVE - 23.6%
JNL Multi-Manager Alternative Fund - Class A (2.7%) (a)	1,561	$15,311
JNL/AQR Managed Futures Strategy Fund - Class A (4.2%) (a)	2,544	26,156
JNL/AQR Risk Parity Fund (11.2%) (a)	1,673	17,628

See accompanying Notes to Financial Statements.

	Shares	Value
JNL/BlackRock Global Long Short Credit Fund (4.9%) (a)	2,290	23,565
JNL/Boston Partners Global Long Short Equity Fund - Class A (5.7%) (a)	2,467	25,454
JNL/Brookfield Global Infrastructure and MLP Fund - Class A (1.1%) (a)	852	12,323
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund (5.0%) (a)	2,404	24,668
JNL/FAMCO Flex Core Covered Call Fund (6.9%) (a)	1,191	14,677
JNL/Invesco Global Real Estate Fund - Class A (0.6%) (a)	1,158	12,207
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund (0.0%) (a)	5	33
JNL/Nicholas Convertible Arbitrage Fund (3.3%) (a)	1,569	16,280
JNL/Red Rocks Listed Private Equity Fund - Class A (0.6%) (a)	375	4,407
JNL/Westchester Capital Event Driven Fund - Class A (9.4%) (a)	1,246	12,251
		204,960
DOMESTIC EQUITY - 33.6%
JNL/Franklin Templeton Small Cap Value Fund - Class A (0.8%) (a)	563	8,646
JNL/Invesco Small Cap Growth Fund - Class A (0.7%) (a)	395	8,761
JNL/JPMorgan MidCap Growth Fund - Class A (1.6%) (a)	727	25,627
JNL/S&P Competitive Advantage Fund - Class A (0.8%) (a)	1,338	23,378
JNL/S&P Dividend Income & Growth Fund - Class A (0.8%) (a)	2,250	33,345
JNL/S&P Intrinsic Value Fund - Class A (1.2%) (a)	2,070	33,821
JNL/S&P Mid 3 Fund - Class A (5.1%) (a)	2,357	27,385
JNL/T. Rowe Price Established Growth Fund - Class A (1.0%) (a)	1,561	55,444
JNL/T. Rowe Price Value Fund - Class A (2.0%) (a)	4,275	74,523
		290,930
DOMESTIC FIXED INCOME - 21.3%
JNL/DoubleLine Total Return Fund (3.0%) (a)	4,054	43,335
JNL/PIMCO Credit Income Fund (22.3%) (a)	2,712	29,779
JNL/PIMCO Total Return Bond Fund - Class A (0.8%) (a)	2,713	34,267
JNL/PPM America Floating Rate Income Fund - Class A (0.8%) (a)	1,193	13,003
JNL/PPM America High Yield Bond Fund - Class A (1.1%) (a)	4,389	30,019
JNL/PPM America Total Return Fund - Class A (2.8%) (a)	2,879	34,175
		184,578
EMERGING MARKETS EQUITY - 3.4%
JNL/Lazard Emerging Markets Fund - Class A (2.1%) (a)	2,674	26,398
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A (3.7%) (a)	368	3,519
		29,917
GLOBAL EQUITY - 5.7%
JNL/Epoch Global Shareholder Yield Fund (22.2%) (a)	2,337	27,013
JNL/Harris Oakmark Global Equity Fund - Class A (37.4%) (a)	2,355	22,653
		49,666
GLOBAL FIXED INCOME - 4.0%
JNL/Franklin Templeton Global Multisector Bond Fund - Class A (1.6%) (a)	2,987	34,265
INTERNATIONAL EQUITY - 8.4%
JNL/Invesco International Growth Fund - Class A (1.2%) (a)	1,579	20,800
JNL/Lazard International Strategic Equity Fund (32.5%) (a)	3,399	42,551
JNL/Mellon Capital International Index Fund - Class A (0.4%) (a)	650	9,112
		72,463
Total Investment Companies (cost $863,276)		866,779
Total Investments - 100.0% (cost $863,276)		866,779
Other Assets and Liabilities - Net - (0.0%)		(144)
Total Net Assets - 100.0%		$866,635

Portfolio Composition:	Percentage of Total Investments
Domestic Equity	33.6%
Alternative	23.6
Domestic Fixed Income	21.3
International Equity	8.4
Global Equity	5.7
Global Fixed Income	4.0
Emerging Markets Equity	3.4
Total Investments	100.0%

JNAM Guidance - Maximum Growth Fund

INVESTMENT COMPANIES - 100.0%
ALTERNATIVE - 17.4%
JNL Multi-Manager Alternative Fund - Class A (0.9%) (a)	520	$5,102
JNL/AQR Managed Futures Strategy Fund - Class A (1.1%) (a)	642	6,599
JNL/AQR Risk Parity Fund (3.4%) (a)	510	5,378
JNL/Brookfield Global Infrastructure and MLP Fund - Class A (0.3%) (a)	232	3,344
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund (1.0%) (a)	458	4,701
JNL/FAMCO Flex Core Covered Call Fund (2.0%) (a)	354	4,364
JNL/Invesco Global Real Estate Fund - Class A (0.2%) (a)	316	3,324
JNL/Nicholas Convertible Arbitrage Fund (0.6%) (a)	273	2,835
JNL/Westchester Capital Event Driven Fund - Class A (3.8%) (a)	505	4,966
		40,613
DOMESTIC EQUITY - 49.3%
JNL/Franklin Templeton Small Cap Value Fund - Class A (0.5%) (a)	400	6,147
JNL/Invesco Small Cap Growth Fund - Class A (0.5%) (a)	280	6,220
JNL/JPMorgan MidCap Growth Fund - Class A (0.6%) (a)	285	10,054
JNL/Mellon Capital Small Cap Index Fund - Class A (0.4%) (a)	449	8,192
JNL/S&P Competitive Advantage Fund - Class A (0.3%) (a)	502	8,773
JNL/S&P Dividend Income & Growth Fund - Class A (0.3%) (a)	763	11,308

See accompanying Notes to Financial Statements.

	Shares	Value
JNL/S&P Intrinsic Value Fund - Class A (0.4%) (a)	699	11,417
JNL/S&P Mid 3 Fund - Class A (2.5%) (a)	1,178	13,686
JNL/T. Rowe Price Established Growth Fund - Class A (0.3%) (a)	519	18,420
JNL/T. Rowe Price Value Fund - Class A (0.6%) (a)	1,200	20,909
		115,126
DOMESTIC FIXED INCOME - 5.1%
JNL/DoubleLine Total Return Fund (0.3%) (a)	426	4,553
JNL/PPM America High Yield Bond Fund - Class A (0.2%) (a)	661	4,519
JNL/PPM America Total Return Fund - Class A (0.2%) (a)	233	2,774
		11,846
EMERGING MARKETS EQUITY - 6.4%
JNL/Lazard Emerging Markets Fund - Class A (1.0%) (a)	1,254	12,377
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A (2.6%) (a)	255	2,437
		14,814
GLOBAL EQUITY - 6.3%
JNL/Epoch Global Shareholder Yield Fund (7.2%) (a)	755	8,731
JNL/Harris Oakmark Global Equity Fund - Class A (9.9%) (a)	623	5,995
		14,726
GLOBAL FIXED INCOME - 1.9%
JNL/Franklin Templeton Global Multisector Bond Fund - Class A (0.2%) (a)	394	4,517

INTERNATIONAL EQUITY - 13.6%
JNL/Invesco International Growth Fund - Class A (0.9%) (a)	1,130	14,889
JNL/Lazard International Strategic Equity Fund (12.9%) (a)	1,349	16,887
		31,776
Total Investment Companies (cost $230,897)		233,418
Total Investments - 100.0% (cost $230,897)		233,418
Other Assets and Liabilities - Net - (0.0%)		(43)
Total Net Assets - 100.0%		$233,375

Portfolio Composition:	Percentage of Total Investments
Domestic Equity	49.3%
Alternative	17.4
International Equity	13.6
Emerging Markets Equity	6.4
Global Equity	6.3
Domestic Fixed Income	5.1
Global Fixed Income	1.9
Total Investments	100.0%

JNAM Guidance - Alt 100 Fund

INVESTMENT COMPANIES - 100.0%
ALTERNATIVE - 100.0%
JNL Multi-Manager Alternative Fund - Class A (7.0%) (a)	4,030	$39,537
JNL/AQR Managed Futures Strategy Fund - Class A (10.9%) (a)	6,623	68,083
JNL/AQR Risk Parity Fund (30.6%) (a)	4,589	48,366
JNL/BlackRock Global Long Short Credit Fund (5.9%) (a)	2,771	28,517
JNL/Boston Partners Global Long Short Equity Fund - Class A (11.9%) (a)	5,200	53,668
JNL/Brookfield Global Infrastructure and MLP Fund - Class A (2.8%) (a)	2,200	31,811
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund (11.9%) (a)	5,753	59,027
JNL/FAMCO Flex Core Covered Call Fund (13.3%) (a)	2,312	28,485
JNL/Invesco Global Real Estate Fund - Class A (1.6%) (a)	2,981	31,416
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund (10.2%) (a)	2,154	16,196
JNL/Nicholas Convertible Arbitrage Fund (8.4%) (a)	4,058	42,120
JNL/PPM America Long Short Credit Fund (4.7%) (a)	1,642	16,137
JNL/Red Rocks Listed Private Equity Fund - Class A (2.9%) (a)	1,825	21,430
JNL/Westchester Capital Event Driven Fund - Class A (20.9%) (a)	2,787	27,394
Total Investment Companies (cost $512,971)		512,187
Total Investments - 100.0% (cost $512,971)		512,187
Other Assets and Liabilities - Net - (0.0%)		(97)
Total Net Assets - 100.0%		$512,090

Portfolio Composition:	Percentage of Total Investments
Alternative	100.0%
Total Investments	100.0%

JNAM Guidance - Equity 100 Fund

INVESTMENT COMPANIES - 100.0%
DOMESTIC EQUITY - 60.0%
JNL/Franklin Templeton Small Cap Value Fund - Class A (0.3%) (a)	201	$3,082
JNL/Invesco Small Cap Growth Fund - Class A (0.2%) (a)	100	2,209
JNL/JPMorgan MidCap Growth Fund - Class A (0.2%) (a)	100	3,536
JNL/S&P Dividend Income & Growth Fund - Class A (0.1%) (a)	385	5,701
JNL/S&P Intrinsic Value Fund - Class A (0.2%) (a)	350	5,725
JNL/S&P Mid 3 Fund - Class A (1.0%) (a)	455	5,287
JNL/T. Rowe Price Established Growth Fund - Class A (0.2%) (a)	249	8,837
JNL/T. Rowe Price Value Fund - Class A (0.4%) (a)	783	13,652
JNL/The London Company Focused U.S. Equity Fund (4.2%) (a)	414	4,841
		52,870
EMERGING MARKETS EQUITY - 8.1%
JNL/Lazard Emerging Markets Fund - Class A (0.4%) (a)	494	4,878
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A (2.3%) (a)	232	2,217
		7,095

See accompanying Notes to Financial Statements.

	Shares	Value
GLOBAL EQUITY - 9.9%
JNL/Harris Oakmark Global Equity Fund - Class A (14.5%) (a)	911	8,757
INTERNATIONAL EQUITY - 22.0%
JNL/Invesco International Growth Fund - Class A (0.4%) (a)	466	6,142
JNL/Lazard International Strategic Equity Fund (6.7%) (a)	703	8,803
JNL/WCM Focused International Equity Fund (1.6%) (a)	398	4,404
		19,349
Total Investment Companies (cost $88,617)		88,071
Total Investments - 100.0% (cost $88,617)		88,071
Other Assets and Liabilities - Net - (0.0%)		(16)
Total Net Assets - 100.0%		$88,055

Portfolio Composition:	Percentage of Total Investments
Domestic Equity	60.0%
International Equity	22.0
Global Equity	9.9
Emerging Markets Equity	8.1
Total Investments	100.0%

JNAM Guidance - Fixed Income 100 Fund

INVESTMENT COMPANIES - 100.0%
ALTERNATIVE - 4.0%
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund (0.7%) (a)	332	$3,403
DOMESTIC FIXED INCOME - 71.5%
JNL/DoubleLine Total Return Fund (1.1%) (a)	1,434	15,326
JNL/PIMCO Credit Income Fund (5.7%) (a)	697	7,648
JNL/PIMCO Total Return Bond Fund - Class A (0.2%) (a)	640	8,082
JNL/PPM America Floating Rate Income Fund - Class A (0.4%) (a)	545	5,941
JNL/PPM America High Yield Bond Fund - Class A (0.3%) (a)	1,363	9,325
JNL/PPM America Total Return Fund - Class A (0.7%) (a)	716	8,503
JNL/Scout Unconstrained Bond Fund - Class A (0.8%) (a)	614	5,953
		60,778
GLOBAL FIXED INCOME - 24.5%
JNL/Franklin Templeton Global Multisector Bond Fund - Class A (0.5%) (a)	888	10,192
JNL/Neuberger Berman Strategic Income Fund - Class A (1.3%) (a)	967	10,608
		20,800
Total Investment Companies (cost $85,772)		84,981
Total Investments - 100.0% (cost $85,772)		84,981
Other Assets and Liabilities - Net - (0.0%)		(16)
Total Net Assets - 100.0%		$84,965

Portfolio Composition:	Percentage of Total Investments
Domestic Fixed Income	71.5%
Global Fixed Income	24.5
Alternative	4.0
Total Investments	100.0%

JNAM Guidance - Real Assets Fund

INVESTMENT COMPANIES - 100.0%
ALTERNATIVE - 80.0%
JNL/BlackRock Commodity Securities Strategy Fund - Class A (0.2%) (a)	176	$1,623
JNL/Brookfield Global Infrastructure and MLP Fund - Class A (0.1%) (a)	112	1,623
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund (0.2%) (a)	74	758
JNL/Invesco Global Real Estate Fund - Class A (0.1%) (a)	256	2,705
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund (0.7%) (a)	144	1,081
JNL/Van Eck International Gold Fund (2.2%) (a)	210	866
		8,656
DOMESTIC FIXED INCOME - 20.0%
JNL/PIMCO Real Return Fund - Class A (0.1%) (a)	208	2,164
Total Investment Companies (cost $11,901)		10,820
Total Investments - 100.0% (cost $11,901)		10,820
Other Assets and Liabilities - Net - (0.0%)		(2)
Total Net Assets - 100.0%		$10,818

Portfolio Composition:	Percentage of Total Investments
Alternative	80.0%
Domestic Fixed Income	20.0
Total Investments	100.0%

JNL/American Funds® Global Growth Fund

INVESTMENT COMPANIES - 100.0%
GLOBAL EQUITY - 100.0%
American Funds Insurance Series - Global Growth Fund - Class 1	2,468	$66,416
Total Investment Companies (cost $70,743)		66,416
Total Investments - 100.0% (cost $70,743)		66,416
Other Assets and Liabilities - Net - (0.0%)		(14)
Total Net Assets - 100.0%		$66,402

Portfolio Composition:	Percentage of Total Investments
Global Equity	100.0%
Total Investments	100.0%

See accompanying Notes to Financial Statements.

JNL/American Funds® Growth Fund

	Shares	Value
INVESTMENT COMPANIES - 99.9%
DOMESTIC EQUITY - 99.9%
American Funds Insurance Series - Growth Fund - Class 1	2,000	$135,532
Total Investment Companies (cost $150,178)		135,532
Total Investments - 99.9% (cost $150,178)		135,532
Other Assets and Liabilities - Net - 0.1%		155
Total Net Assets - 100.0%		$135,687

Portfolio Composition:	Percentage of Total Investments
Domestic Equity	100.0%
Total Investments	100.0%

(a)    At June 30, 2015, the Fund’s percentage ownership of the underlying affiliated fund is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.  Percentages reflecting 0.0% represent amounts less than 0.05%.

Abbreviations:

MLP - Master Limited Partnership

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Master Feeder Funds and Fund of Funds (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2015

	JNAM Guidance - Interest Rate Opportunities Fund	JNAM Guidance - Equity Income Fund	JNAM Guidance - Conservative Fund	JNAM Guidance - Moderate Fund	JNAM Guidance - Growth Fund	JNAM Guidance - Moderate Growth Fund	JNAM Guidance - Maximum Growth Fund
Assets
Investments - unaffiliated, at value (a)	$—	$—	$—	$—	$—	$—	$—
Investments - affiliated, at value (b)	51,615	70,884	129,764	414,164	219,702	866,779	233,418
Total investments, at value (c)	51,615	70,884	129,764	414,164	219,702	866,779	233,418
Receivable for investments sold	—	—	—	—	—	413	272
Receivable for fund shares sold	210	125	246	178	969	1,910	49
Receivable from adviser	—	—	—	—	—	—	—
Other assets	1	1	2	4	2	8	2
Total assets	51,826	71,010	130,012	414,346	220,673	869,110	233,741
Liabilities
Payable for advisory fees	6	9	16	51	27	92	29
Payable for administrative fees	3	3	6	17	9	36	10
Payable for 12b-1 fee	—	—	—	—	—	—	—
Payable for investment securities purchased	193	106	149	19	120	—	—
Payable for fund shares redeemed	17	19	96	158	848	2,324	321
Payable for trustee fees	—	1	2	5	1	13	4
Payable for chief compliance officer fees	—	—	—	1	—	1	—
Payable for other expenses	1	2	2	6	3	9	2
Total liabilities	220	140	271	257	1,008	2,475	366
Net assets	$51,606	$70,870	$129,741	$414,089	$219,665	$866,635	$233,375
Net assets consist of:
Paid-in capital	$51,977	$65,632	$128,755	$398,100	$210,067	$840,439	$221,760
Undistributed net investment income	714	651	1,335	5,924	3,120	9,051	2,434
Accumulated net realized gain (loss)	(410)	2,613	362	10,843	6,220	13,642	6,660
Net unrealized appreciation (depreciation) on investments and foreign currency	(675)	1,974	(711)	(778)	258	3,503	2,521
	$51,606	$70,870	$129,741	$414,089	$219,665	$866,635	$233,375
Shares outstanding (no par value), unlimited shares authorized	5,279	5,701	11,909	34,336	18,844	71,238	18,283
Net asset value per share	$9.78	$12.43	$10.89	$12.06	$11.66	$12.17	$12.76

(a) Investments - unaffiliated, at cost	$—	$—	$—	$—	$—	$—	$—
(b) Investments - affiliated, at cost	52,290	68,910	130,475	414,942	219,444	863,276	230,897
(c) Total investments, at cost	$52,290	$68,910	$130,475	$414,942	$219,444	$863,276	$230,897

See accompanying Notes to Financial Statements.

	JNAM Guidance - Alt 100 Fund	JNAM Guidance - Equity 100 Fund	JNAM Guidance - Fixed Income 100 Fund	JNAM Guidance - Real Assets Fund	JNL/American Funds Global Growth Fund(d)	JNL/American Funds Growth Fund(d)
Assets
Investments - unaffiliated, at value (a)	$—	$—	$—	$—	$66,416	$135,532
Investments - affiliated, at value (b)	512,187	88,071	84,981	10,820	—	—
Total investments, at value (c)	512,187	88,071	84,981	10,820	66,416	135,532
Receivable for investments sold	209	83	—	366	—	173
Receivable for fund shares sold	125	111	37	—	104	149
Receivable from adviser	—	—	—	—	32	55
Other assets	5	1	1	—	1	1
Total assets	512,526	88,266	85,019	11,186	66,553	135,910
Liabilities
Payable for advisory fees	63	11	11	1	43	94
Payable for administrative fees	21	4	3	1	4	11
Payable for 12b-1 fee	—	—	—	—	4	8
Payable for investment securities purchased	—	—	15	—	96	—
Payable for fund shares redeemed	334	194	23	366	3	107
Payable for trustee fees	10	1	1	—	—	1
Payable for chief compliance officer fees	1	—	—	—	—	—
Payable for other expenses	7	1	1	—	1	2
Total liabilities	436	211	54	368	151	223
Net assets	$512,090	$88,055	$84,965	$10,818	$66,402	$135,687
Net assets consist of:
Paid-in capital	$502,773	$78,652	$86,307	$11,882	$62,737	$116,846
Undistributed net investment income	4,670	1,874	775	63	304	567
Accumulated net realized gain (loss)	5,431	8,075	(1,326)	(46)	7,688	32,920
Net unrealized appreciation (depreciation) on investments and foreign currency	(784)	(546)	(791)	(1,081)	(4,327)	(14,646)
	$512,090	$88,055	$84,965	$10,818	$66,402	$135,687
Shares outstanding (no par value), unlimited shares authorized	47,663	6,460	8,624	1,157	5,490	8,644
Net asset value per share	$10.74	$13.63	$9.85	$9.35	$12.09	$15.70

(a) Investments - unaffiliated, at cost	$—	$—	$—	$—	$70,743	$150,178
(b) Investments - affiliated, at cost	512,971	88,617	85,772	11,901	—	—
(c) Total investments, at cost	$512,971	$88,617	$85,772	$11,901	$70,743	$150,178

(d)          The Master Funds for the Master Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. These financial statements should be read in conjunction with each Master Fund’s shareholder report.

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Master Feeder Funds and Fund of Funds (Unaudited)

Statements of Operations (in thousands)

For the Six Months Ended June 30, 2015

	JNAM Guidance - Interest Rate Opportunities Fund	JNAM Guidance - Equity Income Fund	JNAM Guidance - Conservative Fund	JNAM Guidance - Moderate Fund	JNAM Guidance - Growth Fund	JNAM Guidance - Moderate Growth Fund	JNAM Guidance - Maximum Growth Fund
Investment income
Dividends from affiliated investments	$281	$—	$—	$—	$—	$—	$—
Dividends received from master fund	—	—	—	—	—	—	—
Total investment income	281	—	—	—	—	—	—

Expenses
Advisory fees	38	54	87	288	142	445	122
Administrative fees	21	29	47	156	76	244	60
12b-1 fees	—	—	—	—	—	—	—
Legal fees	1	1	1	4	2	6	1
Trustee fees	2	3	5	15	7	27	7
Chief compliance officer fees	—	—	—	—	—	—	—
Other expenses	1	2	2	6	3	9	2
Total expenses	63	89	142	469	230	731	192
Expense waived by Adviser	—	—	—	—	—	—	—
Net expenses	63	89	142	469	230	731	192
Net investment income (loss)	218	(89)	(142)	(469)	(230)	(731)	(192)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	—	—	—	—	—	—	—
Affiliated investments	(877)	1,334	(899)	2,105	761	13	92
Distributions from unaffiliated investment companies	70	—	—	—	—	—	—
Net change in unrealized appreciation (depreciation) on investments:	521	(2,414)	362	2,315	3,882	827	527
Net realized and unrealized gain (loss)	(286)	(1,080)	(537)	4,420	4,643	840	619
Net increase (decrease) in net assets from operations	$(68)	$(1,169)	$(679)	$3,951	$4,413	$109	$427

See accompanying Notes to Financial Statements.

	JNAM Guidance - Alt 100 Fund	JNAM Guidance - Equity 100 Fund	JNAM Guidance - Fixed Income 100 Fund	JNAM Guidance - Real Assets Fund	JNL/American Funds Global Growth Fund(a)	JNL/American Funds Growth Fund(a)
Investment income
Dividends from affiliated investments	$—	$—	$—	$8	$—	$—
Dividends received from master fund	—	—	—	—	140	194
Total investment income	—	—	—	8	140	194

Expenses
Advisory fees	307	65	43	9	194	504
Administrative fees	159	35	21	5	24	59
12b-1 fees	—	—	—	—	55	137
Legal fees	4	1	1	—	—	1
Trustee fees	16	4	2	—	2	5
Chief compliance officer fees	—	—	—	—	—	—
Other expenses	6	1	1	—	1	2
Total expenses	492	106	68	14	276	708
Expense waived by Adviser	—	—	—	—	(152)	(297)
Net expenses	492	106	68	14	124	411
Net investment income (loss)	(492)	(106)	(68)	(6)	16	(217)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	—	—	—	—	(22)	1,839
Affiliated investments	(87)	376	(1,325)	(213)	—	—
Distributions from unaffiliated investment companies	—	—	—	—	6,013	27,037
Net change in unrealized appreciation (depreciation) on investments:	270	2,722	664	(135)	(3,165)	(22,718)
Net realized and unrealized gain (loss)	183	3,098	(661)	(348)	2,826	6,158
Net increase (decrease) in net assets from operations	$(309)	$2,992	$(729)	$(354)	$2,842	$5,941

(a)          The Master Funds for the Master Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund.  These financial statements should be read in conjunction with each Master Fund’s shareholder report.

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Master Feeder Funds and Fund of Funds (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Six Months Ended June 30, 2015

	JNAM Guidance - Interest Rate Opportunities Fund	JNAM Guidance - Equity Income Fund	JNAM Guidance - Conservative Fund	JNAM Guidance - Moderate Fund	JNAM Guidance - Growth Fund	JNAM Guidance - Moderate Growth Fund	JNAM Guidance - Maximum Growth Fund
Operations
Net investment income (loss)	$218	$(89)	$(142)	$(469)	$(230)	$(731)	$(192)
Net realized gain (loss)	(807)	1,334	(899)	2,105	761	13	92
Net change in unrealized appreciation (depreciation)	521	(2,414)	362	2,315	3,882	827	527
Net increase (decrease) in net assets from operations	(68)	(1,169)	(679)	3,951	4,413	109	427
Share transactions(1)
Proceeds from sale of shares	7,910	9,496	34,620	74,791	56,035	101,963	23,208
Proceeds in connection with acquisition	—	—	5,785	12,138	9,404	319,109	103,443
Cost of shares redeemed	(7,889)	(7,548)	(15,377)	(34,748)	(16,438)	(58,736)	(13,418)
Change in net assets from share transactions	21	1,948	25,028	52,181	49,001	362,336	113,233
Change in net assets	(47)	779	24,349	56,132	53,414	362,445	113,660
Net assets beginning of period	51,653	70,091	105,392	357,957	166,251	504,190	119,715
Net assets end of period	$51,606	$70,870	$129,741	$414,089	$219,665	$866,635	$233,375
Undistributed net investment income	$784	$651	$1,335	$5,924	$3,120	$9,051	$2,434

(1) Share transactions
Shares sold	799	741	3,144	6,165	4,794	8,322	1,803
Shares issued in connection with acquisition	—	—	519	983	784	25,517	7,857
Shares redeemed	(798)	(589)	(1,395)	(2,866)	(1,409)	(4,797)	(1,046)
Change in shares	1	152	2,268	4,282	4,169	29,042	8,614
Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$18,047	$12,954	$131,121	$330,865	$164,829	$302,528	$72,864
Proceeds from sales of securities	17,741	11,099	106,236	279,168	116,061	259,823	63,249

See accompanying Notes to Financial Statements.

	JNAM Guidance - Alt 100 Fund	JNAM Guidance - Equity 100 Fund	JNAM Guidance - Fixed Income 100 Fund	JNAM Guidance - Real Assets Fund	JNL/American Funds Global Growth Fund(a)	JNL/American Funds Growth Fund(a)

Operations
Net investment income (loss)	$(492)	$(106)	$(68)	$(6)	$16	$(217)
Net realized gain (loss)	(87)	376	(1,325)	(213)	5,991	28,876
Net change in unrealized appreciation (depreciation)	270	2,722	664	(135)	(3,165)	(22,718)
Net increase (decrease) in net assets from operations	(309)	2,992	(729)	(354)	2,842	5,941
Share transactions(1)
Proceeds from sale of shares	49,045	11,031	10,084	2,593	36,020	43,183
Proceeds in connection with acquisition	153,259	—	42,121	—	—	—
Cost of shares redeemed	(39,478)	(9,890)	(14,812)	(2,715)	(5,459)	(19,510)
Change in net assets from share transactions	162,826	1,141	37,393	(122)	30,561	23,673
Change in net assets	162,517	4,133	36,664	(476)	33,403	29,614
Net assets beginning of period	349,573	83,922	48,301	11,294	32,999	106,073
Net assets end of period	$512,090	$88,055	$84,965	$10,818	$66,402	$135,687
Undistributed net investment income	$4,670	$1,874	$775	$63	$304	$567

(1) Share transactions
Shares sold	4,513	809	1,017	268	3,003	2,779
Shares issued in connection with acquisition	13,817	—	4,211	—	—	—
Shares redeemed	(3,637)	(727)	(1,494)	(282)	(457)	(1,272)
Change in shares	14,693	82	3,734	(14)	2,546	1,507
Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$159,991	$60,582	$38,163	$4,718	$37,060	$57,393
Proceeds from sales of securities	150,923	59,550	42,951	4,848	467	7,106

(a)          The Master Funds for the Master Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. These financial statements should be read in conjunction with each Master Fund’s shareholder report.

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Master Feeder Funds and Fund of Funds (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2014

	JNAM Guidance - Interest Rate Opportunities Fund	JNAM Guidance - Equity Income Fund	JNAM Guidance - Conservative Fund	JNAM Guidance - Moderate Fund	JNAM Guidance - Growth Fund	JNAM Guidance - Moderate Growth Fund	JNAM Guidance - Maximum Growth Fund
Operations
Net investment income	$379	$5	$1,369	$2,791	$1,137	$3,394	$626
Net realized gain	571	2,018	1,498	12,487	7,704	20,420	8,679
Net change in unrealized appreciation (depreciation)	(865)	2,511	(701)	(6,997)	(5,410)	(10,147)	(5,465)
Net increase (decrease) in net assets from operations	85	4,534	2,166	8,281	3,431	13,667	3,840
Distributions to shareholders
From net investment income	(735)	(2,317)	(670)	(2,131)	(510)	(2,808)	(636)
From net realized gain	(64)	(958)	(316)	(6,379)	(404)	(8,308)	(3,486)
Total distributions to shareholders	(799)	(3,275)	(986)	(8,510)	(914)	(11,116)	(4,122)
Share transactions(1)
Proceeds from sale of shares	33,473	28,701	71,306	220,873	132,919	272,539	61,979
Reinvestment of distributions	799	3,275	986	8,510	914	11,116	4,122
Cost of shares redeemed	(13,252)	(9,921)	(26,316)	(52,739)	(17,067)	(48,144)	(15,948)
Change in net assets from share transactions	21,020	22,055	45,976	176,644	116,766	235,511	50,153
Change in net assets	20,306	23,314	47,156	176,415	119,283	238,062	49,871
Net assets beginning of year	31,347	46,777	58,236	181,542	46,968	266,128	69,844
Net assets end of year	$51,653	$70,091	$105,392	$357,957	$166,251	$504,190	$119,715
Undistributed net investment income	$496	$740	$1,477	$6,393	$3,350	$9,782	$2,626

(1) Share transactions
Shares sold	3,334	2,238	6,474	18,276	11,807	22,609	4,929
Reinvestment of distributions	81	257	90	707	80	920	329
Shares redeemed	(1,321)	(780)	(2,397)	(4,359)	(1,506)	(4,005)	(1,267)
Change in shares	2,094	1,715	4,167	14,624	10,381	19,524	3,991
Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$26,752	$30,863	$74,429	$267,587	$155,405	$374,797	$99,610
Proceeds from sales of securities	5,714	10,578	27,408	86,943	32,414	130,069	47,652

See accompanying Notes to Financial Statements.

	JNAM Guidance — Alt 100 Fund	JNAM Guidance - Equity 100 Fund	JNAM Guidance - Fixed Income 100 Fund	JNAM Guidance - Real Assets Fund	JNL/ American Funds Global Growth Fund(a)	JNL/ American Funds Growth Fund(a)
Operations
Net investment income	$3,192	$305	$767	$44	$288	$785
Net realized gain	9,545	9,453	581	200	1,697	4,048
Net change in unrealized appreciation (depreciation)	(6,717)	(6,210)	(973)	(912)	(1,362)	1,309
Net increase (decrease) in net assets from operations	6,020	3,548	375	(668)	623	6,142
Distributions to shareholders
From net investment income	(3,545)	(434)	(565)	(106)	(44)	(212)
From net realized gain	(4,221)	(3,117)	—	(10)	(1)	(150)
Total distributions to shareholders	(7,766)	(3,551)	(565)	(116)	(45)	(362)
Share transactions(1)
Proceeds from sale of shares	116,010	43,948	36,175	11,132	32,201	69,239
Reinvestment of distributions	7,766	3,551	565	116	45	362
Cost of shares redeemed	(62,962)	(15,081)	(11,559)	(4,455)	(5,180)	(17,904)
Change in net assets from share transactions	60,814	32,418	25,181	6,793	27,066	51,697
Change in net assets	59,068	32,415	24,991	6,009	27,644	57,477
Net assets beginning of year	290,505	51,507	23,310	5,285	5,355	48,596
Net assets end of year	$349,573	$83,922	$48,301	$11,294	$32,999	$106,073
Undistributed net investment income	$5,162	$1,980	$843	$69	$288	$784

(1) Share transactions
Shares sold	10,660	3,302	3,597	1,065	2,921	4,853
Reinvestment of distributions	727	266	57	12	4	24
Shares redeemed	(5,814)	(1,120)	(1,145)	(440)	(468)	(1,259)
Change in shares	5,573	2,448	2,509	637	2,457	3,618
Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$203,650	$130,355	$65,098	$11,189	$29,552	$57,945
Proceeds from sales of securities	141,145	96,843	39,457	4,374	541	2,405

(a)   The Master Funds for the Master Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. These financial statements should be read in conjunction with each Master Fund’s shareholder report.

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Master Feeder Funds and Fund of Funds (Unaudited)

Financial Highlights

For a Share Outstanding

		Increase (Decrease) from Investment Operations			Distributions from						Supplemental Data		Ratios(a)(e)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(b)	Net Realized & Unrealized Gain (Loss)	Total from Investment Operations	Net Investment Income		Net Realized Gain on Investment Transactions		Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)	Net Expenses to Average Net Assets	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNAM Guidance - Interest Rate Opportunities Fund

06/30/2015	$9.79	$0.04	$(0.05)	$(0.01)	$—		$—		$9.78	(0.10)%	$51,606	35%	0.25%	0.25%	0.86%
12/31/2014	9.84	0.09	0.01	0.10	(0.14)		(0.01)		9.79	1.05	51,653	13	0.27	0.27	0.85
12/31/2013 ‡	10.00	0.21	(0.37)	(0.16)	—		—		9.84	(1.60)	31,347	25	0.42	0.42	3.14

JNAM Guidance - Equity Income Fund

06/30/2015	12.63	(0.02)	(0.18)	(0.20)	—		—		12.43	(1.58)	70,870	15	0.25	0.25	(0.25)
12/31/2014	12.20	0.00	1.05	1.05	(0.44)		(0.18)		12.63	8.62	70,091	18	0.27	0.27	0.01
12/31/2013	10.49	0.21	1.55	1.76	(0.04)		(0.01)		12.20	16.79	46,777	21	0.42	0.42	1.84
12/31/2012 *	10.00	0.16	0.33	0.49	—		—		10.49	4.90	17,856	11	0.46	0.46	1.75

JNAM Guidance - Conservative Fund

06/30/2015	10.93	(0.01)	(0.03)	(0.04)	—		—		10.89	(0.37)	129,741	90	0.24	0.24	(0.24)
12/31/2014	10.64	0.19	0.20	0.39	(0.07)		(0.03)		10.93	3.71	105,392	35	0.27	0.27	1.74
12/31/2013	10.62	0.15	(0.06)	0.09	(0.06)		(0.01)		10.64	0.85	58,236	88	0.42	0.42	1.37
12/31/2012 *	10.00	0.26	0.36	0.62	—		—		10.62	6.20	25,383	5	0.46	0.46	2.75

JNAM Guidance - Moderate Fund

06/30/2015	11.91	(0.01)	0.16	0.15	—		—		12.06	1.26	414,089	72	0.24	0.24	(0.24)
12/31/2014	11.77	0.12	0.32	0.44	(0.08)		(0.22)		11.91	3.71	357,957	32	0.27	0.27	1.02
12/31/2013	10.53	0.16	1.12	1.28	(0.04)		(0.00	)(g)	11.77	12.15	181,542	77	0.42	0.42	1.45
12/31/2012 *	10.00	0.22	0.31	0.53	—		—		10.53	5.30	50,110	7	0.46	0.46	2.40

JNAM Guidance - Growth Fund

06/30/2015	11.33	(0.01)	0.34	0.33	—		—		11.66	2.91	219,665	61	0.24	0.24	(0.24)
12/31/2014	10.94	0.12	0.34	0.46	(0.04)		(0.03)		11.33	4.16	166,251	30	0.26	0.26	1.05
12/31/2013 ‡	10.00	0.18	0.76	0.94	—		—		10.94	9.40	46,968	16	0.42	0.42	2.47

JNAM Guidance - Moderate Growth Fund

06/30/2015	11.95	(0.01)	0.23	0.22	—		—		12.17	1.84	866,635	39	0.23	0.23	(0.23)
12/31/2014	11.74	0.10	0.39	0.49	(0.07)		(0.21)		11.95	4.11	504,190	33	0.27	0.27	0.87
12/31/2013	10.53	0.13	1.10	1.23	(0.01)		(0.01)		11.74	11.76	266,128	70	0.42	0.42	1.18
12/31/2012 *	10.00	0.09	0.44	0.53	—		—		10.53	5.30	70,174	14	0.46	0.46	1.03

JNAM Guidance - Maximum Growth Fund

06/30/2015	12.38	(0.02)	0.40	0.38	—		—		12.76	3.07	233,375	37	0.24	0.24	(0.24)
12/31/2014	12.30	0.08	0.45	0.53	(0.07)		(0.38)		12.38	4.26	119,715	49	0.27	0.27	0.65
12/31/2013	10.38	0.08	1.86	1.94	(0.01)		(0.01)		12.30	18.78	69,844	108	0.42	0.42	0.70
12/31/2012 *	10.00	0.09	0.29	0.38	—		—		10.38	3.80	21,318	9	0.46	0.46	0.94

JNAM Guidance - Alt 100 Fund

06/30/2015	10.60	(0.01)	0.15	0.14	—		—		10.74	1.32	512,090	36	0.24	0.24	(0.24)
12/31/2014	10.60	0.11	0.13	0.24	(0.11)		(0.13)		10.60	2.27	349,573	43	0.27	0.27	0.98
12/31/2013	10.23	0.13	0.26	0.39	(0.00	)(g)	(0.02)		10.60	3.88	290,505	57	0.42	0.42	1.28
12/31/2012 *	10.00	(0.02)	0.25	0.23	—		—		10.23	2.30	142,016	14	0.46	0.46	(0.23)

JNAM Guidance - Equity 100 Fund

06/30/2015	13.16	(0.02)	0.49	0.47	—		—		13.63	3.57	88,055	69	0.25	0.25	(0.25)
12/31/2014	13.11	0.06	0.58	0.64	(0.07)		(0.52)		13.16	4.84	83,922	137	0.27	0.27	0.43
12/31/2013	10.32	0.17	2.63	2.80	(0.01)		(0.00	)(g)	13.11	27.15	51,507	125	0.42	0.42	1.44
12/31/2012 †	10.00	0.25	0.07	0.32	—		—		10.32	3.20	3,837	6	0.48	0.48	8.23

See accompanying Notes to Financial Statements.

		Increase (Decrease) from Investment Operations			Distributions from					Supplemental Data		Ratios(a)(e)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(b)	Net Realized & Unrealized Gain (Loss)	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investment Transactions		Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)	Net Expenses to Average Net Assets	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNAM Guidance - Fixed Income 100 Fund

06/30/2015	$9.88	$(0.01)	$(0.02)	$(0.03)	$—	$—		$9.85	(0.30)%	$84,965	62%	0.24%	0.24%	(0.24)%
12/31/2014	9.79	0.20	0.01	0.21	(0.12)	—		9.88	2.14	48,301	105	0.27	0.27	2.03
12/31/2013	10.08	0.28	(0.53)	(0.25)	(0.04)	(0.00	)(g)	9.79	(2.42)	23,310	86	0.42	0.42	2.85
12/31/2012 †	10.00	0.38	(0.30)	0.08	—	—		10.08	0.80	6,399	1	0.44	0.44	12.40

JNAM Guidance - Real Assets Fund

06/30/2015	9.64	(0.00)	(0.29)	(0.29)	—	—		9.35	(3.01)	10,818	41	0.25	0.25	(0.10)
12/31/2014	9.90	0.05	(0.21)	(0.16)	(0.09)	(0.01)		9.64	(1.65)	11,294	47	0.27	0.27	0.47
12/31/2013 ‡	10.00	0.13	(0.23)	(0.10)	—	—		9.90	(1.00)	5,285	10	0.42	0.42	1.90

JNL/American Funds Global Growth Fund(f)

06/30/2015	11.21	0.00	0.88	0.88	—	—		12.09	7.85	66,402	1	0.51	1.14	0.07
12/31/2014	11.00	0.17	0.06	0.23	(0.02)	(0.00	)(g)	11.21	2.06	32,999	3	0.51	1.16	1.53
12/31/2013 ^	10.00	0.22	0.78	1.00	—	—		11.00	10.00	5,355	1	0.62	1.27	7.03

JNL/American Funds Growth Fund(f)

06/30/2015	14.86	(0.03)	0.87	0.84	—	—		15.70	5.65	135,687	6	0.69	1.19	(0.37)
12/31/2014	13.81	0.15	0.95	1.10	(0.03)	(0.02)		14.86	7.98	106,073	3	0.72	1.22	1.06
12/31/2013	10.68	0.10	3.04	3.14	(0.01)	—		13.81	29.45	48,596	4	0.82	1.32	0.81
12/31/2012 *	10.00	0.20	0.48	0.68	—	—		10.68	6.80	10,429	10	0.85	1.35	2.14

*            Commenced operations on February 6, 2012.

†            Commenced operations on September 10, 2012.

‡            Commenced operations on April 29, 2013.

^           Commenced operations on September 16, 2013.

(a)    Annualized for periods less than one year.

(b)    Per share data calculated using average shares method.

(c)     Total return assumes reinvestment of all distributions for the period. Total return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(d)    Portfolio turnover is not annualized for periods of less than one year.  Portfolio turnover rate is based on the Feeder Fund’s or Fund of Funds’ purchases or sales of the Master Fund or Underlying Funds, respectively.

(e)     Ratios of net investment income and expenses to average net assets do not include the impact of the Master Fund’s or underlying funds’ expenses.

(f)       The Master Funds for the Master Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. These financial statements should be   read in conjunction with each Master Fund’s shareholder report.

(g)    Amount represents less than $0.005.

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Master Feeder Funds and Fund of Funds (Unaudited)

Notes to Financial Statements

June 30, 2015

NOTE 1.  ORGANIZATION

The Jackson Variable Series Trust (“Trust”) is an open-end management investment company organized under the laws of the Commonwealth of Massachusetts, by a Declaration of Trust, dated September 7, 2011.  Prior to April 27, 2015, the Trust’s name was Curian Variable Series Trust.  The Trust is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended, (“1940 Act”), and its shares are registered under the Securities Act of 1933, as amended, (“1933 Act”).  The Trust operates as a series company, and at June 30, 2015 consisted of thirty-six (36) separate funds.  Information in these financial statements pertains to thirteen (13) Funds (each a “Fund”, and collectively, “Funds”) offered by the Trust listed in the table below.  Each Fund represents shares of beneficial interest in a separate portfolio of securities and other assets, each with its own investment objective.

Effective April 27, 2015, Jackson National Asset Management, LLC (“JNAM”, the “Adviser” or “Administrator”), a wholly-owned subsidiary of Jackson National Life Insurance Company® (“Jackson”), serves as investment adviser and administrator to each of the Funds.  Prior to April 27, 2015, Curian Capital, LLC (“Curian”), a wholly-owned subsidiary of Jackson, served as investment adviser and administrator to the Funds.  Jackson is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom.  Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is the United States of America.  The Funds offer only one class of shares.  Shares of each Fund are sold to life insurance company separate accounts and other affiliated registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies.  Shares may also be sold directly to qualified and non-qualified retirement plans and to other affiliated funds.  The Funds and each Fund’s Adviser are:

Fund:	Adviser:

JNAM Guidance - Interest Rate Opportunities Fund, JNAM Guidance - Equity Income Fund, JNAM Guidance - Conservative Fund, JNAM Guidance - Moderate Fund, JNAM Guidance - Growth Fund, JNAM Guidance - Moderate Growth Fund, JNAM Guidance - Maximum Growth Fund, JNAM Guidance - Alt 100 Fund, JNAM Guidance - Equity 100 Fund, JNAM Guidance - Fixed Income 100 Fund, JNAM Guidance - Real Assets Fund. These funds are collectively known as “Fund of Funds”.

JNAM
JNL/American Funds Global Growth Fund and JNL/American Funds Growth Fund. These funds are collectively known as “Master Feeder Funds”.	JNAM (Adviser to each Feeder Fund) Capital Research and Management Company (Investment Adviser to each Master Fund)

Each of the Fund of Funds operates under a “Fund of Funds” structure, investing substantially all of its assets in other affiliated Funds (each, an “Underlying Fund,” and collectively, the “Underlying Funds”) advised by JNAM.

Each of the Master Feeder Funds operates as a “Feeder Fund” and seeks to achieve its respective investment objective by investing primarily all its investable assets in a separate mutual fund (“Master Fund”).  Each Master Feeder Fund’s Master Fund is a series of the American Funds Insurance Series®, a registered open-end management investment company that has the same investment objective as each corresponding Feeder Fund.  Each Master Fund directly acquires securities and the Feeder Fund, by investing in the Master Fund, acquires an indirect interest in those securities.  As of June 30, 2015, JNL/American Funds Global Growth Fund owned 1.16% of its corresponding Master Fund and JNL/American Funds Growth Fund owned 0.60% of its corresponding Master Fund.  The Master Funds’ Schedule of Investments, Financial Statements and accounting policies are outlined in each Master Fund’s annual shareholder report, which accompanies this report.  This report should be read in conjunction with the Master Funds’ annual shareholder reports.

The Master Feeder Funds are diversified Funds for purposes of the 1940 Act.  The Fund of Funds are non-diversified.

Effective April 27, 2015 each Fund’s name was changed as follows:

Prior to April 27, 2015 Fund Name:	Effective April 27, 2015 Fund Name:
Curian Guidance - Interest Rate Opportunities Fund	JNAM Guidance - Interest Rate Opportunities Fund
Curian Guidance - Equity Income Fund	JNAM Guidance - Equity Income Fund
Curian Guidance - Conservative Fund	JNAM Guidance - Conservative Fund
Curian Guidance - Moderate Fund	JNAM Guidance - Moderate Fund
Curian Guidance - Growth Fund	JNAM Guidance - Growth Fund
Curian Guidance - Moderate Growth Fund	JNAM Guidance - Moderate Growth Fund
Curian Guidance - Maximum Growth Fund	JNAM Guidance - Maximum Growth Fund
Curian Guidance - Alt 100 Moderate Fund	JNAM Guidance - Alt 100 Fund
Curian Guidance - Equity 100 Fund	JNAM Guidance - Equity 100 Fund
Curian Guidance - Fixed Income 100 Fund	JNAM Guidance - Fixed Income 100 Fund
Curian Guidance - Real Assets Fund	JNAM Guidance - Real Assets Fund
Curian/American Funds Global Growth Fund	JNL/American Funds Global Growth Fund
Curian/American Funds Growth Fund	JNL/American Funds Growth Fund

Jackson Variable Series Trust Master Feeder Funds and Fund of Funds (Unaudited)

Notes to Financial Statements

June 30, 2015

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”.  The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”).

Security Valuation and Fair Value Measurement - Under the Trust’s valuation policy and procedures, the Trust’s Board of Trustees (“Board” or “Trustees”) has delegated the daily operational oversight of the securities valuation function to the JNAM Pricing Committee (“Pricing Committee”), which consists of certain officers of the Trust and JNAM management.  The Pricing Committee is responsible for determining fair valuations for any security for which market quotations are not readily available.  For those securities fair valued under procedures adopted by the Board, the Pricing Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available.  The Pricing Committee’s fair valuation determinations are subject to review by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

The net asset value (“NAV”) of each Fund shall be determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.  The Fund of Funds’ investments in the Underlying Funds are valued at the daily NAV of the applicable Underlying Fund determined as of the close of the NYSE on each valuation date.  Valuation of investments by the Underlying Funds is discussed in the shareholder report of the Underlying Funds.  Each Feeder Fund’s investment in its corresponding Master Fund is valued at the daily NAV per share of the Master Fund determined as of the close of the NYSE on each valuation date.  Valuation of the investments by the Master Fund is discussed in each Master Fund’s annual shareholder report, which accompanies this report.

FASB ASC Topic 820, “Fair Value Measurement” establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.  Various inputs are used in determining the value of a Fund’s investments under FASB ASC Topic 820 guidance and are summarized into 3 broad categories.  Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for investments in mutual funds.  Investments in the Underlying Funds and Master Funds are categorized as Level 1 within FASB ASC Topic 820 fair value hierarchy.  The Level 1 valuation assets for the Funds can be referenced in the Schedules of Investments.  There were no Level 2 or Level 3 investments in these Funds.

Distributions to Shareholders - The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.  Dividends from net investment income are generally declared and paid annually, but may be paid more frequently to avoid excise tax.  Distributions of net realized capital gains, if any, will be distributed at least annually, to the extent they exceed available capital loss carry forwards.  Capital gains distributions received from the unaffiliated Master Funds and the Underlying Funds are recorded as net realized gain from unaffiliated investors or affiliated investments, as applicable, in the Statements of Operations.

Security Transactions and Investment Income - Security transactions are recorded on the trade date for financial reporting purposes.  Dividend income is recorded on the ex-dividend date.  Realized gains and losses are determined on the specific identification basis.

Expenses - Expenses are recorded on an accrual basis.  Expenses of the Trust that are directly attributable to a specific Fund are charged to that Fund.  Other Trust level expenses are allocated to the Funds based on the average daily net assets of each Fund.

Expenses in Master Funds and Fund of Funds - Because each Feeder Fund invests substantially all of its assets in a Master Fund, the Feeder Fund shareholders bear the fees and expenses of each respective Master Fund in which the Feeder Fund invests.  Such expenses are not included in the Statements of Operations, but are incurred indirectly because they are considered in the calculation of the NAV of the respective Master Fund.  As a result, the Feeder Funds’ actual expenses may be higher than those of other mutual funds that invest directly in securities.  A similar situation exists for Fund of Funds as it relates to the expenses associated with the investments in Underlying Funds.

Guarantees and Indemnifications - In the normal course of business, the Trust may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds.  However, since their commencement of operations, the Funds have not had claims or losses pursuant to its contracts and expect the risk of loss to be remote.  The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.

Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

NOTE 3. CERTAIN RISKS

Market Risk - In the normal course of business, the Master Funds and Underlying Funds trade financial instruments and enter into financial transactions where the risk of potential loss exists due to changes in the market (“market risk”).  The value of securities held by the Master Funds and Underlying Funds may decline in response to certain events, including those directly involving the companies whose securities are owned by a Master Fund or

Jackson Variable Series Trust Master Feeder Funds and Fund of Funds (Unaudited)

Notes to Financial Statements

June 30, 2015

Underlying Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and price fluctuations.

Credit and Counterparty Risk - In the normal course of business, the Master Funds or Underlying Funds trade financial instruments and enter into financial transactions where the risk of potential loss exists due to failure of the other party to a transaction to perform (“credit risk”).  Similar to credit risk, a Master Fund or Underlying Fund may be exposed to the risk that an institution or other entity with which the Master Fund or Underlying Fund has unsettled or open transactions will default (“counterparty risk”).  Financial assets, which potentially expose a Master Fund or Underlying Fund to credit risk, consist principally of investments and cash due from counterparties.  The potential loss could exceed the value of the financial assets and liabilities recorded in the Master Fund’s or Underlying Fund’s financial statements.  A Master Fund or Underlying Fund manages counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.  A Master Fund’s or Underlying Fund’s Adviser and Sub-Advisers attempt to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions.  In order to preserve certain safeguards for non-standard settlement trades, the Master Fund and Underlying Fund restrict their exposure to credit and counterparty losses by entering into master netting agreements with counterparties with whom they undertake a significant volume of transactions.  In the event of default, the total market value exposure would be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.  The extent of a Master Fund’s or Underlying Fund’s exposure to credit and counterparty risks in respect to financial assets is incorporated within their carrying value as recorded in each Master Fund’s or Underlying Fund’s Statement of Assets and Liabilities.  For certain derivative contracts held by a Master Fund or Underlying Fund, the potential loss could exceed the value of the financial assets recorded in their financial statements.

Underlying Fund Investment Risks - Each Fund’s prospectus includes a discussion of the principal investment risks of the Master Fund or Underlying Fund in which it invests.  Additional risks associated with a Master Fund’s or Underlying Fund’s investments are described within the respective Master Fund’s or Underlying Fund’s annual shareholder report.

Feeder Funds and Fund of Funds Risks - The value of an investment in a Feeder Fund changes with the value of the corresponding Master Fund and its investments.  The value of an investment in the Fund of Funds changes with the values of the corresponding Underlying Funds and their investments.  The Master Fund’s and Underlying Fund’s shares may be purchased by other investment companies and shareholders.  In some cases, the Master Fund or Underlying Fund may experience large subscriptions or redemptions due to allocation changes or rebalancing.  While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on Fund performance.

NOTE 4.  INVESTMENT ADVISORY FEES AND TRANSACTIONS WITH AFFILIATES

Advisory and Administrative Fees - The Trust has an investment advisory and management agreement with JNAM, whereby JNAM provides investment management services.  Each Fund pays JNAM an annual fee, accrued daily and paid monthly, based on a specified percentage of the average daily net assets of each Fund.

JNAM also serves as the “Administrator” to the Funds.  The Funds pay an administrative fee based on the average daily net assets of each Fund, accrued daily and paid monthly.  In return for the administrative fee, JNAM provides or procures all necessary administrative functions and services for the operation of the Funds.  In addition, JNAM, at its own expense, arranges for legal, audit, fund accounting, transfer agency, custody (except overdraft and interest expense), printing and mailing, and all other services necessary for the operation of each Fund.  Each Fund is responsible for interest and taxes, other non-operating expenses, registration fees, licensing costs, directors and officers insurance, the fees and expenses of the disinterested Trustees and independent legal counsel to the disinterested Trustees, and the costs associated with the Chief Compliance Officer.

The following schedule indicates the advisory fee and the administrative fee each Fund is currently obligated to pay JNAM.

	Advisory Fee (m-millions and b-billions)			Administrative
	$0 to $500m	$500m to $1b	Over $1b	Fee
JNAM Guidance — Interest Rate Opportunities Fund(1)	0.15%	0.10%	0.10%	0.05%
JNAM Guidance — Equity Income Fund(1)	0.15	0.10	0.10	0.05
JNAM Guidance — Conservative Fund(1)	0.15	0.10	0.10	0.05
JNAM Guidance — Moderate Fund(1)	0.15	0.10	0.10	0.05
JNAM Guidance — Growth Fund(1)	0.15	0.10	0.10	0.05
JNAM Guidance — Moderate Growth Fund(1)	0.15	0.10	0.10	0.05
JNAM Guidance — Maximum Growth Fund(1)	0.15	0.10	0.10	0.05
JNAM Guidance — Alt 100 Fund(1)	0.15	0.10	0.10	0.05
JNAM Guidance — Equity 100 Fund(1)	0.15	0.10	0.10	0.05
JNAM Guidance — Fixed Income 100 Fund(1)	0.15	0.10	0.10	0.05
JNAM Guidance — Real Assets Fund(1)	0.15	0.10	0.10	0.05
JNL/American Funds Global Growth Fund	0.80	0.80	0.75	0.10
JNL/American Funds Growth Fund	0.85	0.85	0.80	0.10

(1) Prior to April 27, 2015, the Fund’s administrative fee was 0.10%

Jackson Variable Series Trust Master Feeder Funds and Fund of Funds (Unaudited)

Notes to Financial Statements

June 30, 2015

Fee Waiver - Pursuant to contractual fee waiver agreements, JNAM agreed to waive a portion of its advisory fees for each of the following Funds.  None of the waived advisory fees can be recaptured by JNAM.  The amount of waived expenses for each Fund is recorded as an expense waiver in each Fund’s Statement of Operations.

Advisory Fee Waiver as a Percentage of Average Daily Net Assets
JNL/American Funds Growth Fund	0.50%
JNL/American Funds Global Growth Fund(1)	0.60

(1) Prior to April 27, 2015, the Fund’s contractual fee waiver was 0.65%.

Other Service Providers - JPMorgan Chase Bank, N.A. (“JPM Chase”) acts as custodian for the Funds.

Distribution Fees - The Master Feeder Funds have adopted a Distribution Plan (the “Plan”) pursuant to the provisions of Rule 12b-1 under the 1940 Act.  Pursuant to the Plan, the Funds will pay a distribution and/or service fee (“Rule 12b-1 fee”) to Jackson National Life Distributors LLC (the “Distributor” or “JNLD”), an affiliate of the Adviser, for the purpose of reimbursement of certain distribution, administrative, or related service expenses from the sale and distribution of each Fund’s shares.  To the extent consistent with existing law and the Plan, JNLD may use the Rule 12b-1 fees to reimburse or compensate broker-dealers, administrators, or others for providing distribution, administrative, or other services.  Under the Plan, each Fund accrues the Rule 12b-1 fee daily, at the maximum annual rate of 0.20% of the average daily net assets of the Fund, and pays the fee monthly to JNLD.  Prior to April 27, 2015, the maximum annual Rule 12b-1 fee allowed was 0.25% of the average daily net assets of the Fund.  JNLD also is the principal underwriter of the variable annuity insurance products issued by Jackson and its subsidiaries.  Amounts charged pursuant to the Plan are reflected as 12b-1 fees in each Fund’s Statement of Operations.

Deferred Compensation Plan - The Funds adopted a Deferred Compensation Plan whereby an independent Trustee may defer the receipt of all or a portion of their compensation.  These deferred amounts, which remain as liabilities of the Funds, are treated as if invested and reinvested in shares of one or more funds at the discretion of the applicable Trustee.  These amounts represent general, unsecured liabilities of the Funds and vary according to the total returns of the selected Funds.  Liabilities related to deferred balances are included in payable for trustee fees in the Statements of Assets and Liabilities.  Increases or decreases related to the changes in value of deferred balances are included in trustee fees set forth in the Statements of Operations.

Investments in Affiliates - The Fund of Funds invested solely in shares of other affiliated Funds advised by JNAM.  The following table details each Fund’s long term investments in affiliates (in thousands) held during the period ended June 30, 2015.

Affiliate	Value Beginning of Period	Purchases	Cost of Investments Acquired	Sales. Proceeds	Distributions from Funds	Realized Gain/Loss from Sales	Value End of Period
JNAM Guidance - Interest Rate Opportunities Fund
Curian/UBS Global Long Short Fixed Income Opportunities Fund	$8,279	$634	$—	$8,658	$351	$(572)	$—
JNL/BlackRock Global Long Short Credit Fund	8,271	1,477	—	517	—	24	9,277
JNL/Brookfield Global Infrastructure Fund - Class A	3,103	1,567	—	312	—	26	4,118
JNL/FAMCO Flex Core Covered Call Fund	2,572	230	—	222	—	27	2,576
JNL/Franklin Templeton Global Multisector Bond Fund - Class A	—	4,342	—	82	—	(1)	4,179
JNL/Goldman Sachs Emerging Markets Debt Fund - Class A	4,128	455	—	839	—	(224)	3,608
JNL/Invesco Global Real Estate Fund - Class A	4,108	626	—	501	—	43	4,122
JNL/PIMCO Real Return Fund - Class A	5,187	183	—	5,465	—	(209)	—
JNL/PPM America Floating Rate Income Fund - Class A	7,753	1,872	—	513	—	2	9,285
JNL/PPM America Long Short Credit Fund	8,264	1,434	—	525	—	6	9,277
JNL/Scout Unconstrained Bond Fund - Class A	—	5,227	—	107	—	1	5,173
	$51,665	$18,047	$—	$17,741	$351	$(877)	$51,615
JNAM Guidance - Equity Income Fund
JNL/Brookfield Global Infrastructure Fund - Class A	$3,526	$381	$—	$163	$—	$15	$3,534
JNL/Epoch Global Shareholder Yield Fund	27,992	1,960	—	1,036	—	165	28,265
JNL/FAMCO Flex Core Covered Call Fund	14,063	1,008	—	782	—	144	14,254
JNL/Invesco Global Real Estate Fund - Class A	7,010	724	—	427	—	55	7,097
JNL/S&P Dividend Income & Growth Fund - Class A	—	7,518	—	107	—	(1)	7,087
JNL/T.Rowe Price Value Fund - Class A	7,009	432	—	7,628	—	656	—
JNL/The Boston Company Equity Income Fund	10,509	931	—	956	—	300	10,647
	$70,109	$12,954	$—	$11,099	$—	$1,334	$70,884
JNAM Guidance - Conservative Fund
Curian Dynamic Risk Advantage - Diversified Fund	$10,507	$90	$—	$10,676	$—	$396	$—
JNL Multi-Manager Alternative Fund - Class A	—	3,476	—	—	—	—	3,417

Jackson Variable Series Trust Master Feeder Funds and Fund of Funds (Unaudited)

Notes to Financial Statements

June 30, 2015

Affiliate	Value Beginning of Period	Purchases	Cost of Investments Acquired	Sales. Proceeds	Distributions from Funds	Realized Gain/Loss from Sales	Value End of Period
JNAM Guidance - Conservative Fund (continued)
JNL/AQR Futures Strategy Fund - Class A	$—	$4,429	$—	$750	$—	$40	$3,609
JNL/AQR Risk Parity Fund	—	3,272	—	2,252	—	108	1,119
JNL/BlackRock Global Long Short Credit Fund	10,563	3,140	—	9,927	—	106	3,753
JNL/Boston Partners Global Long Short Equity Fund - Class A	—	3,672	—	32	—	1	3,774
JNL/Brookfield Global Infrastructure Fund - Class A	—	3,643	—	1,884	—	91	1,808
JNL/DoubleLine Total Return Fund	16,906	5,210	—	621	—	44	21,580
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund	—	3,507	—	54	—	2	3,515
JNL/Epoch Global Shareholder Yield Fund	—	6,354	—	260	—	7	5,965
JNL/FAMCO Flex Core Covered Call Fund	7,328	467	—	6,675	—	427	1,051
JNL/Franklin Templeton Global Multisector Bond Fund - Class A	13,711	1,976	—	9,523	—	(419)	6,249
JNL/Franklin Templeton Small Cap Value Fund - Class A	—	1,256	—	—	—	—	1,251
JNL/Goldman Sachs Emerging Markets Debt Fund - Class A	10,352	779	—	11,104	—	(1,203)	—
JNL/Invesco Global Real Estate Fund - Class A	4,175	641	—	3,067	—	262	1,816
JNL/Invesco Small Cap Growth Fund - Class A	—	1,867	—	—	—	—	1,904
JNL/JPMorgan MidCap Growth Fund - Class A	—	1,242	—	—	—	—	1,268
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A	—	27,138	—	27,116	—	(22)	—
JNL/Lazard International Strategic Equity Fund	—	3,792	—	—	—	—	3,734
JNL/Neuberger Berman Strategic Income Fund - Class A	6,862	5,178	—	6,961	—	20	4,999
JNL/Nicholas Convertible Arbitrage Fund	—	2,512	—	12	—	—	2,498
JNL/PIMCO Credit Income Fund	10,360	7,406	—	3,448	—	287	14,327
JNL/PIMCO Total Return Bond Fund - Class A	—	6,377	—	—	—	—	6,245
JNL/PPM America Floating Rate Income Fund - Class A	3,590	1,302	—	3,634	—	(104)	1,255
JNL/PPM America High Yield Bond Fund - Class A	6,850	657	—	3,880	—	(413)	3,739
JNL/PPM America Total Return Fund	—	10,461	—	—	—	—	10,270
JNL/Red Rocks Listed Private Equity Fund - Class A	4,215	151	—	4,258	—	(529)	—
JNL/S&P Dividend Income & Growth Fund - Class A	—	4,479	—	—	—	—	4,288
JNL/S&P Mid 3 Fund - Class A	—	3,167	—	—	—	—	3,086
JNL/T. Rowe Price Capital Appreciation Fund	—	6,849	—	102	—	—	6,721
JNL/T.Rowe Price Established Growth Fund - Class A	—	4,430	—	—	—	—	4,357
JNL/Westchester Capital Event Driven Fund - Class A	—	2,201	—	—	—	—	2,166
	$105,419	$131,121	$—	$106,236	$—	$(899)	$129,764
JNAM Guidance - Moderate Fund
Curian Dynamic Risk Advantage - Diversified Fund	$26,812	$3	$—	$27,015	$—	$1,031	$—
Curian/Ashmore Emerging Market Small Cap Equity Fund	3,256	—	—	3,267	—	(319)	—
Curian/UBS Global Long Short Fixed Income Opportunities Fund	3,225	6	—	3,204	—	(132)	—
JNL Multi-Manager Alternative Fund - Class A	—	9,506	—	—	—	—	9,345
JNL/AQR Futures Strategy Fund - Class A	6,898	6,644	—	2,132	—	204	11,384
JNL/AQR Risk Parity Fund	6,796	3,636	—	5,635	—	429	5,130
JNL/BlackRock Commodity Securities Strategy Fund - Class A	3,569	293	—	3,861	—	(551)	—
JNL/BlackRock Global Long Short Credit Fund	3,227	9,589	—	731	—	16	12,012
JNL/Boston Partners Global Long Short Equity Fund - Class A	10,696	4,245	—	3,194	—	(68)	12,114
JNL/Brookfield Global Infrastructure Fund - Class A	7,240	656	—	1,732	—	92	5,762
JNL/DoubleLine Total Return Fund	21,894	22,641	—	176	—	12	44,351
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund	5,376	6,810	—	56	—	3	12,335
JNL/Epoch Global Shareholder Yield Fund	—	11,199	—	—	—	—	10,602

Jackson Variable Series Trust Master Feeder Funds and Fund of Funds (Unaudited)

Notes to Financial Statements

June 30, 2015

Affiliate	Value Beginning of Period	Purchases	Cost of Investments Acquired	Sales. Proceeds	Distributions from Funds	Realized Gain/Loss from Sales	Value End of Period
JNAM Guidance - Moderate Fund (continued)
JNL/FAMCO Flex Core Covered Call Fund	$9,627	$673	$—	$6,128	$—	$539	$4,193
JNL/Franklin Templeton Frontier Markets Fund	3,251	41	—	3,160	—	(1,132)	—
JNL/Franklin Templeton Global Multisector Bond Fund - Class A	17,892	8,490	—	10,577	—	(286)	15,973
JNL/Franklin Templeton Small Cap Value Fund - Class A	3,609	1,350	—	1,082	—	53	4,008
JNL/Goldman Sachs Emerging Markets Debt Fund - Class A	13,587	943	—	14,482	—	(1,999)	—
JNL/Harris Oakmark Global Equity Fund - Class A	—	12,166	—	—	—	—	11,709
JNL/Invesco Global Real Estate Fund - Class A	7,113	743	—	2,028	—	183	5,727
JNL/Invesco International Growth Fund - Class A	21,768	743	—	15,100	—	646	7,757
JNL/Invesco Small Cap Growth Fund - Class A	3,573	8,172	—	99	—	24	12,226
JNL/JPMorgan MidCap Growth Fund - Class A	6,434	7,799	—	6,242	—	(13)	7,903
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A	—	51,950	—	51,901	—	(49)	—
JNL/Lazard Emerging Markets Fund - Class A	12,532	1,445	—	6,385	—	(237)	7,715
JNL/Lazard International Strategic Equity Fund	21,719	397	—	10,351	—	1,377	13,724
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund	3,541	325	—	3,510	—	(926)	271
JNL/Neuberger Berman Strategic Income Fund - Class A	8,962	10,148	—	8,960	—	129	9,981
JNL/Nicholas Convertible Arbitrage Fund	7,161	5,519	—	4,677	—	(242)	7,990
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A	—	2,047	—	—	—	—	1,962
JNL/PIMCO Credit Income Fund	13,656	20,225	—	4,773	—	402	28,988
JNL/PIMCO Total Return Bond Fund - Class A	—	19,085	—	—	—	—	18,699
JNL/PPM America Floating Rate Income Fund - Class A	4,660	6,061	—	4,667	—	(141)	6,031
JNL/PPM America High Yield Bond Fund - Class A	8,951	5,963	—	1,104	—	(127)	13,948
JNL/PPM America Long Short Credit Fund	3,222	11	—	3,193	—	(249)	—
JNL/PPM America Mid Cap Value Fund - Class A	6,460	97	—	6,231	—	26	—
JNL/PPM America Total Return Fund - Class A	—	21,053	—	—	—	—	20,610
JNL/Red Rocks Listed Private Equity Fund - Class A	8,933	333	—	9,702	—	(398)	—
JNL/S&P Competitive Advantage Fund - Class A	10,712	617	—	11,803	—	729	—
JNL/S&P Dividend Income & Growth Fund - Class A	10,686	6,638	—	1,719	—	179	15,072
JNL/S&P Intrinsic Value Fund - Class A	10,724	6,590	—	1,773	—	275	15,234
JNL/S&P Mid 3 Fund - Class A	—	18,902	—	8,230	—	588	11,757
JNL/S&P Total Yield Fund - Class A	10,816	798	—	11,754	—	149	—
JNL/T. Rowe Price Capital Appreciation Fund	—	27,199	—	230	—	—	26,867
JNL/T.Rowe Price Established Growth Fund - Class A	26,426	2,070	—	14,834	—	1,835	15,858
JNL/Van Eck International Gold Fund - Class A	3,041	—	—	3,470	—	53	—
JNL/Westchester Capital Event Driven Fund - Class A	—	7,044	—	—	—	—	6,926
	$358,045	$330,865	$—	$279,168	$—	$2,105	$414,164
JNAM Guidance - Growth Fund
Curian Dynamic Risk Advantage - Diversified Fund	$4,157	$3	$—	$4,191	$—	$79	$—
Curian/Ashmore Emerging Market Small Cap Equity Fund	2,191	—	—	2,198	—	(211)	—
Curian/UBS Global Long Short Fixed Income Opportunities Fund	1,340	10	—	1,338	—	(51)	—
JNL Multi-Manager Alternative Fund - Class A	—	6,173	—	—	—	—	6,071
JNL/AQR Futures Strategy Fund - Class A	2,862	3,814	—	237	—	19	6,336
JNL/AQR Risk Parity Fund	2,830	2,399	—	3,087	—	105	2,308
JNL/BlackRock Commodity Securities Strategy Fund - Class A	2,151	235	—	2,358	—	(393)	—
JNL/BlackRock Global Long Short Credit Fund	1,338	4,954	—	184	—	—	6,076
JNL/Boston Partners Global Long Short Equity Fund - Class A	2,821	3,347	—	7	—	1	6,357
JNL/Brookfield Global Infrastructure Fund - Class A	3,332	813	—	850	—	47	3,098

Jackson Variable Series Trust Master Feeder Funds and Fund of Funds (Unaudited)

Notes to Financial Statements

June 30, 2015

Affiliate	Value Beginning of Period	Purchases	Cost of Investments Acquired	Sales. Proceeds	Distributions from Funds	Realized Gain/Loss from Sales	Value End of Period
JNAM Guidance - Growth Fund (continued)
JNL/DoubleLine Total Return Fund	$4,184	$5,124	$—	$252	$—	$26	$9,045
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund	2,342	4,269	—	133	—	17	6,579
JNL/Epoch Global Shareholder Yield Fund	—	10,927	—	—	—	—	10,352
JNL/FAMCO Flex Core Covered Call Fund	5,470	580	—	3,990	—	284	2,052
JNL/Franklin Templeton Frontier Markets Fund	2,199	63	—	2,174	—	(739)	—
JNL/Franklin Templeton Global Multisector Bond Fund - Class A	3,337	4,521	—	358	—	(14)	7,401
JNL/Franklin Templeton Small Cap Value Fund - Class A	2,496	2,163	—	2,717	—	(95)	2,110
JNL/Goldman Sachs Emerging Markets Debt Fund - Class A	2,508	204	—	2,706	—	(311)	—
JNL/Harris Oakmark Global Equity Fund - Class A	—	8,641	—	—	—	—	8,327
JNL/Invesco Global Real Estate Fund - Class A	3,308	814	—	955	—	103	3,100
JNL/Invesco International Growth Fund - Class A	14,774	1,783	—	9,136	—	285	7,776
JNL/Invesco Small Cap Growth Fund - Class A	2,483	2,119	—	755	—	121	4,260
JNL/JPMorgan MidCap Growth Fund - Class A	4,312	8,443	—	4,211	—	(105)	8,550
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A	—	7,078	—	7,075	—	(4)	—
JNL/Lazard Emerging Markets Fund - Class A	8,497	2,712	—	1,251	—	(13)	9,945
JNL/Lazard International Strategic Equity Fund	14,750	3,605	—	3,807	—	534	16,332
JNL/Mellon Capital Small Cap Index Fund - Class A	—	2,645	—	—	—	—	2,653
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund	2,154	241	—	2,036	—	(540)	298
JNL/Neuberger Berman Strategic Income Fund - Class A	1,672	7	—	1,677	—	1	—
JNL/Nicholas Convertible Arbitrage Fund	2,670	3,075	—	1,516	—	(83)	4,218
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A	—	2,189	—	—	—	—	2,102
JNL/PIMCO Credit Income Fund	2,512	2,111	—	3,550	—	187	1,152
JNL/PPM America Floating Rate Income Fund - Class A	836	2	—	838	—	(27)	—
JNL/PPM America High Yield Bond Fund - Class A	1,667	4,858	—	664	—	(92)	5,804
JNL/PPM America Long Short Credit Fund	1,336	11	—	1,330	—	(102)	—
JNL/PPM America Mid Cap Value Fund - Class A	4,309	153	—	4,242	—	(66)	—
JNL/PPM America Total Return Fund - Class A	—	3,775	—	—	—	—	3,697
JNL/Red Rocks Listed Private Equity Fund - Class A	5,493	391	—	6,062	—	(437)	—
JNL/S&P Competitive Advantage Fund - Class A	7,300	2,285	—	2,593	—	231	7,344
JNL/S&P Dividend Income & Growth Fund - Class A	7,268	2,862	—	503	—	59	9,358
JNL/S&P Intrinsic Value Fund - Class A	7,275	2,708	—	492	—	77	9,391
JNL/S&P Mid 3 Fund - Class A	—	18,205	—	10,908	—	784	8,328
JNL/S&P Total Yield Fund - Class A	7,305	1,797	—	9,343	—	75	—
JNL/T.Rowe Price Established Growth Fund - Class A	18,559	8,859	—	13,776	—	1,062	15,771
JNL/T.Rowe Price Value Fund - Class A	—	19,684	—	—	—	—	19,404
JNL/Van Eck International Gold Fund - Class A	2,252	—	—	2,561	—	(53)	—
JNL/Westchester Capital Event Driven Fund - Class A	—	4,177	—	—	—	—	4,107
	$166,290	$164,829	$—	$116,061	$—	$761	$219,702
JNAM Guidance - Moderate Growth Fund
Curian Dynamic Risk Advantage - Diversified Fund	$25,187	$3	$—	$25,378	$—	$808	$—
Curian/Ashmore Emerging Market Small Cap Equity Fund	5,603	—	—	5,622	—	(534)	—
Curian/UBS Global Long Short Fixed Income Opportunities Fund	4,540	11	—	4,513	—	(188)	—
JNL Multi-Manager Alternative Fund - Class A	—	15,574	—	—	—	—	15,311
JNL/AQR Futures Strategy Fund - Class A	9,917	17,236	—	495	—	31	26,156
JNL/AQR Risk Parity Fund	9,575	4,999	3,867	770	—	44	17,628
JNL/BlackRock Commodity Securities Strategy Fund - Class A	5,027	333	—	5,357	—	(753)	—

Jackson Variable Series Trust Master Feeder Funds and Fund of Funds (Unaudited)

Notes to Financial Statements

June 30, 2015

Affiliate	Value Beginning of Period	Purchases	Cost of Investments Acquired	Sales. Proceeds	Distributions from Funds	Realized Gain/Loss from Sales	Value End of Period
JNAM Guidance - Moderate Growth Fund (continued)
JNL/BlackRock Global Long Short Credit Fund	$4,543	$6,806	$13,321	$1,031	$—	$25	$23,565
JNL/Boston Partners Global Long Short Equity Fund - Class A	15,076	1,521	12,535	4,492	—	(96)	25,454
JNL/Brookfield Global Infrastructure Fund - Class A	10,138	754	4,643	2,510	—	311	12,323
JNL/DoubleLine Total Return Fund	18,195	25,259	34	87	—	6	43,335
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund	7,565	9,067	7,545	112	—	6	24,668
JNL/Epoch Global Shareholder Yield Fund	—	6,752	21,536	—	—	—	27,013
JNL/FAMCO Flex Core Covered Call Fund	13,573	818	3,738	3,604	—	267	14,677
JNL/Franklin Templeton Frontier Markets Fund	5,601	74	—	5,448	—	(1,951)	—
JNL/Franklin Templeton Global Multisector Bond Fund - Class A	15,116	12,936	6,640	142	—	(9)	34,265
JNL/Franklin Templeton Small Cap Value Fund - Class A	6,596	3,172	7	1,435	—	226	8,646
JNL/Goldman Sachs Emerging Markets Debt Fund - Class A	11,580	748	—	12,287	—	(1,690)	—
JNL/Harris Oakmark Global Equity Fund - Class A	—	23,491	—	—	—	—	22,653
JNL/Invesco Global Real Estate Fund - Class A	10,044	830	4,367	2,959	—	293	12,207
JNL/Invesco International Growth Fund - Class A	38,711	1,069	17	19,470	—	1,196	20,800
JNL/Invesco Small Cap Growth Fund - Class A	6,543	2,922	7	1,602	—	486	8,761
JNL/JPMorgan MidCap Growth Fund - Class A	11,581	1,773	23,619	11,243	—	212	25,627
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A	—	46,024	—	45,981	—	(43)	—
JNL/Lazard Emerging Markets Fund - Class A	22,162	2,769	5,270	3,374	—	(204)	26,398
JNL/Lazard International Strategic Equity Fund	38,642	1,789	25	1,689	—	288	42,551
JNL/Mellon Capital International Index Fund - Class A	—	—	9,606	352	—	2	9,112
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund	5,000	392	—	5,244	—	(1,300)	33
JNL/Neuberger Berman Strategic Income Fund - Class A	7,570	2	—	7,565	—	121	—
JNL/Nicholas Convertible Arbitrage Fund	10,083	2,041	10,875	6,593	—	(298)	16,280
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A	—	3,667	—	—	—	—	3,519
JNL/PIMCO Credit Income Fund	11,638	18,629	20	271	—	9	29,779
JNL/PIMCO Total Return Bond Fund - Class A	—	1,861	32,988	4	—	—	34,267
JNL/PPM America Floating Rate Income Fund - Class A	4,038	8,327	4,735	4,045	—	(124)	13,003
JNL/PPM America High Yield Bond Fund - Class A	7,563	12,081	11,050	547	—	(84)	30,019
JNL/PPM America Long Short Credit Fund	4,538	18	—	4,499	—	(351)	—
JNL/PPM America Mid Cap Value Fund - Class A	11,598	229	—	11,240	—	313	—
JNL/PPM America Total Return Fund - Class A	—	1,861	32,983	4	—	—	34,175
JNL/Red Rocks Listed Private Equity Fund - Class A	12,582	362	—	9,150	—	(517)	4,407
JNL/S&P Competitive Advantage Fund - Class A	20,139	4,858	19	2,129	—	231	23,378
JNL/S&P Dividend Income & Growth Fund - Class A	20,097	3,602	12,800	1,933	—	208	33,345
JNL/S&P Intrinsic Value Fund - Class A	20,141	3,500	12,800	1,892	—	333	33,821
JNL/S&P Mid 3 Fund - Class A	—	37,443	22	12,166	—	864	27,385
JNL/S&P Total Yield Fund - Class A	20,284	1,200	—	21,903	—	492	—
JNL/T.Rowe Price Established Growth Fund - Class A	49,296	7,770	44	5,846	—	1,424	55,444
JNL/T.Rowe Price Value Fund - Class A	—	4,237	71,727	9	—	—	74,523
JNL/Van Eck International Gold Fund - Class A	4,234	—	—	4,830	—	(41)	—
JNL/Westchester Capital Event Driven Fund - Class A	—	12,461	—	—	—	—	12,251
	$504,316	$302,528	$315,728	$259,823	$—	$13	$866,779
JNAM Guidance - Maximum Growth Fund
Curian/Ashmore Emerging Market Small Cap Equity Fund	$2,057	$—	$—	$2,063	$—	$(183)	$—
Curian/UBS Global Long Short Fixed Income Opportunities Fund	841	—	—	834	—	(35)	—

Jackson Variable Series Trust Master Feeder Funds and Fund of Funds (Unaudited)

Notes to Financial Statements

June 30, 2015

Affiliate	Value Beginning of Period	Purchases	Cost of Investments Acquired	Sales. Proceeds	Distributions from Funds	Realized Gain/Loss from Sales	Value End of Period
JNAM Guidance - Maximum Growth Fund (continued)
JNL Multi-Manager Alternative Fund - Class A	$—	$5,191	$—	$—	$—	$—	$5,102
JNL/AQR Futures Strategy Fund - Class A	1,631	3,152	2,825	956	—	83	6,599
JNL/AQR Risk Parity Fund	1,552	1,996	2,468	617	—	37	5,378
JNL/BlackRock Commodity Securities Strategy Fund - Class A	1,192	85	—	1,275	—	(171)	—
JNL/BlackRock Global Long Short Credit Fund	840	109	1,008	1,990	—	35	—
JNL/Boston Partners Global Long Short Equity Fund - Class A	1,548	1,158	2,023	4,901	—	153	—
JNL/Brookfield Global Infrastructure Fund - Class A	1,930	210	1,493	145	—	29	3,344
JNL/DoubleLine Total Return Fund	—	763	3,829	—	—	—	4,553
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund	1,321	1,469	1,957	203	—	13	4,701
JNL/Epoch Global Shareholder Yield Fund	—	7,752	1,474	—	—	—	8,731
JNL/FAMCO Flex Core Covered Call Fund	3,222	269	1,912	1,128	—	87	4,364
JNL/Franklin Templeton Frontier Markets Fund	2,063	7	—	1,987	—	(721)	—
JNL/Franklin Templeton Global Multisector Bond Fund - Class A	—	780	3,829	—	—	—	4,517
JNL/Franklin Templeton Small Cap Value Fund - Class A	2,298	1,464	2,377	48	—	5	6,147
JNL/Harris Oakmark Global Equity Fund - Class A	—	6,225	—	—	—	—	5,995
JNL/Invesco Global Real Estate Fund - Class A	1,909	301	1,400	262	—	28	3,324
JNL/Invesco International Growth Fund - Class A	13,821	419	9,702	9,572	—	(149)	14,889
JNL/Invesco Small Cap Growth Fund - Class A	2,276	1,383	2,255	130	—	33	6,220
JNL/JPMorgan MidCap Growth Fund - Class A	3,955	311	9,489	3,813	—	188	10,054
JNL/Lazard Emerging Markets Fund - Class A	7,888	1,827	4,120	1,245	—	(70)	12,377
JNL/Lazard International Strategic Equity Fund	13,522	2,401	17	412	—	68	16,887
JNL/Mellon Capital Small Cap Index Fund - Class A	—	1,157	7,085	3	—	—	8,192
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund	1,175	110	—	1,258	—	(311)	—
JNL/Nicholas Convertible Arbitrage Fund	1,678	497	1,554	875	—	(42)	2,835
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A	—	2,537	—	—	—	—	2,437
JNL/PPM America High Yield Bond Fund - Class A	—	775	3,806	—	—	—	4,519
JNL/PPM America Long Short Credit Fund	840	—	—	829	—	(56)	—
JNL/PPM America Mid Cap Value Fund - Class A	3,973	16	—	3,789	—	228	—
JNL/PPM America Total Return Fund - Class A	—	297	2,530	—	—	—	2,774
JNL/Red Rocks Listed Private Equity Fund - Class A	3,115	99	—	3,354	—	(178)	—
JNL/S&P Competitive Advantage Fund - Class A	6,726	739	1,314	201	—	37	8,773
JNL/S&P Dividend Income & Growth Fund - Class A	6,687	1,158	3,993	130	—	17	11,308
JNL/S&P Intrinsic Value Fund - Class A	6,731	1,077	3,993	163	—	38	11,417
JNL/S&P Mid 3 Fund - Class A	—	13,957	14	940	—	65	13,686
JNL/S&P Total Yield Fund - Class A	6,768	551	—	7,480	—	341	—
JNL/T.Rowe Price Established Growth Fund - Class A	16,943	4,031	6,611	11,193	—	552	18,420
JNL/T.Rowe Price Value Fund - Class A	—	3,500	17,658	—	—	—	20,909
JNL/Van Eck International Gold Fund - Class A	1,243	—	—	1,414	—	(29)	—
JNL/Westchester Capital Event Driven Fund - Class A	—	5,091	—	39	—	—	4,966
	$119,745	$72,864	$100,736	$63,249	$—	$92	$233,418
JNAM Guidance - Alt 100 Fund
Curian/UBS Global Long Short Fixed Income Opportunities Fund	$12,551	$23	$—	$12,469	$—	$(610)	$—
JNL Multi-Manager Alternative Fund - Class A	—	40,275	—	—	—	—	39,537
JNL/AQR Futures Strategy Fund - Class A	28,189	33,840	9,824	3,404	—	190	68,083
JNL/AQR Risk Parity Fund	26,718	23,143	6,190	7,983	—	766	48,366
JNL/BlackRock Commodity Securities Strategy Fund - Class A	13,741	609	—	14,547	—	(1,404)	—
JNL/BlackRock Global Long Short Credit Fund	12,572	1,060	15,313	429	—	11	28,517
JNL/Boston Partners Global Long Short Equity Fund - Class A	41,670	609	14,324	5,145	—	(98)	53,668

Jackson Variable Series Trust Master Feeder Funds and Fund of Funds (Unaudited)

Notes to Financial Statements

June 30, 2015

Affiliate	Value Beginning of Period	Purchases	Cost of Investments Acquired	Sales. Proceeds	Distributions from Funds	Realized Gain/Loss from Sales	Value End of Period
JNAM Guidance - Alt 100 Fund (continued)
JNL/Brookfield Global Infrastructure Fund - Class A	$28,084	$1,126	$7,192	$2,431	$—	$490	$31,811
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund	20,980	17,769	19,812	1,127	—	23	59,027
JNL/FAMCO Flex Core Covered Call Fund	38,570	904	12,799	24,789	—	2,471	28,485
JNL/Invesco Global Real Estate Fund - Class A	27,991	1,403	7,457	4,747	—	719	31,416
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund	13,406	805	7,994	4,092	—	(1,372)	16,196
JNL/Nicholas Convertible Arbitrage Fund	26,836	6,904	23,384	14,743	—	(362)	42,120
JNL/PPM America Long Short Credit Fund	12,541	3,501	12,978	12,416	—	(755)	16,137
JNL/Red Rocks Listed Private Equity Fund - Class A	35,181	153	8,532	24,594	—	637	21,430
JNL/Van Eck International Gold Fund - Class A	10,637	—	6,334	18,007	—	(793)	—
JNL/Westchester Capital Event Driven Fund - Class A	—	27,867	—	—	—	—	27,394
	$349,667	$159,991	$152,133	$150,923	$—	$(87)	$512,187
JNAM Guidance - Equity 100 Fund
Curian/Ashmore Emerging Market Small Cap Equity Fund	$1,701	$—	$—	$1,706	$—	$(190)	$—
JNL/ Focused International Equity Fund	—	4,638	—	1	—	—	4,404
JNL/Franklin Templeton Frontier Markets Fund	1,702	14	—	1,646	—	(600)	—
JNL/Franklin Templeton Small Cap Value Fund - Class A	2,027	1,128	—	172	—	(19)	3,082
JNL/Harris Oakmark Global Equity Fund - Class A	—	9,167	—	68	—	—	8,757
JNL/Invesco International Growth Fund - Class A	11,747	416	—	6,198	—	(34)	6,142
JNL/Invesco Small Cap Growth Fund - Class A	2,011	1,050	—	1,126	—	112	2,209
JNL/JPMorgan MidCap Growth Fund - Class A	3,524	3,573	—	3,502	—	(188)	3,536
JNL/Lazard Emerging Markets Fund - Class A	6,732	944	—	2,867	—	(231)	4,878
JNL/Lazard International Strategic Equity Fund	11,731	1,324	—	5,518	—	442	8,803
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A	—	2,338	—	25	—	(1)	2,217
JNL/PPM America Mid Cap Value Fund - Class A	3,529	32	—	3,383	—	(190)	—
JNL/S&P Competitive Advantage Fund - Class A	6,040	252	—	6,625	—	142	—
JNL/S&P Dividend Income & Growth Fund - Class A	6,027	586	—	743	—	(5)	5,701
JNL/S&P Intrinsic Value Fund - Class A	6,026	477	—	704	—	(35)	5,725
JNL/S&P Mid 3 Fund - Class A	—	11,947	—	7,405	—	529	5,287
JNL/S&P Total Yield Fund - Class A	6,061	328	—	6,520	—	(392)	—
JNL/T.Rowe Price Established Growth Fund - Class A	15,085	3,407	—	11,142	—	1,036	8,837
JNL/T.Rowe Price Value Fund - Class A	—	13,994	—	147	—	—	13,652
JNL/The London Company Focused U.S. Equity Fund	—	4,967	—	52	—	—	4,841
	$83,943	$60,582	$—	$59,550	$—	$376	$88,071
JNAM Guidance - Fixed Income 100 Fund
JNL/DoubleLine Total Return Fund	$12,089	$1,141	$4,427	$2,572	$—	$114	$15,326
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund	—	1,815	1,676	72	—	—	3,403
JNL/Franklin Templeton Global Multisector Bond Fund - Class A	9,659	862	3,840	3,994	—	(232)	10,192
JNL/Goldman Sachs Emerging Markets Debt Fund - Class A	7,236	231	—	7,452	—	(873)	—
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A	—	15,178	—	15,157	—	(21)	—
JNL/Neuberger Berman Strategic Income Fund - Class A	4,833	5,275	5,499	5,019	—	(38)	10,608
JNL/PIMCO Credit Income Fund	7,254	3,115	14	2,772	—	165	7,648
JNL/PIMCO Total Return Bond Fund - Class A	—	2,788	5,555	96	—	(2)	8,082
JNL/PPM America Floating Rate Income Fund - Class A	2,416	1,295	4,815	2,580	—	(76)	5,941
JNL/PPM America High Yield Bond Fund - Class A	4,826	2,697	4,975	2,956	—	(363)	9,325
JNL/PPM America Total Return Fund - Class A	—	3,100	5,676	101	—	(1)	8,503
JNL/Scout Unconstrained Bond Fund - Class A	—	666	5,406	180	—	2	5,953
	$48,313	$38,163	$41,883	$42,951	$—	$(1,325)	$84,981

Jackson Variable Series Trust Master Feeder Funds and Fund of Funds (Unaudited)

Notes to Financial Statements

June 30, 2015

Affiliate	Value Beginning of Period	Purchases	Cost of Investments Acquired	Sales. Proceeds	Distributions from Funds	Realized Gain/Loss from Sales	Value End of Period
JNAM Guidance - Real Assets Fund
Curian/CenterSquare International Real Estate Securities Fund	$1,130	$66	$—	$1,263	$8	$23	$—
JNL/BlackRock Commodity Securities Strategy Fund - Class A	1,688	244	—	250	—	(39)	1,623
JNL/Brookfield Global Infrastructure Fund - Class A	1,922	247	—	447	—	26	1,623
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund	1,132	134	—	544	—	46	758
JNL/Invesco Global Real Estate Fund - Class A	1,126	2,088	—	355	—	30	2,705
JNL/Neuberger Berman Currency Fund - Class A	566	64	—	612	—	(7)	—
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund	1,686	220	—	778	—	(258)	1,081
JNL/PIMCO Real Return Fund - Class A	1,133	1,439	—	378	—	—	2,164
JNL/Van Eck International Gold Fund - Class A	914	216	—	221	—	(34)	866
	$11,297	$4,718	$—	$4,848	$8	$(213)	$10,820

NOTE 5.  BORROWING ARRANGEMENTS

The Trust entered into a Syndicated Credit Agreement (“SCA”) with a group of lenders. The Funds participate in the SCA with other funds managed by JNAM in a credit facility which is available solely to finance shareholder redemptions or for other temporary or emergency purposes.  The Funds may borrow up to the lesser of $450,000,000, the amount available under the facility; the limits set for borrowing by the Funds’ prospectuses and the 1940 Act; or an amount prescribed within the SCA.  Interest on borrowings is payable at the Federal Funds Rate plus the amount by which the one month London Interbank Offer Rate (“LIBOR”) exceeds the Federal Funds rate plus 1.00% on an annualized basis.  The Funds pay an annual fee of 0.10% of the available commitments and an annual administration fee to JPM Chase.  Prior to June 5, 2015, the Funds paid an annual fee of 0.075% of the available commitments and an annual administration fee to JPM Chase.  These expenses are allocated to the participating Funds based on each Fund’s net assets as a percentage of the participating Funds’ total net assets and are included in other expenses in each Fund’s Statement of Operations.  No amounts were borrowed under the facility during the period.

NOTE 6.  FUND ACQUISITIONS

Tax Free Exchange - The following tables include information (in thousands) relating to acquisitions completed on April 27, 2015.  The acquisitions were completed by a tax free exchange of shares for the acquired and acquiring Funds indicated below pursuant to a plan of reorganization approved by the Board at meetings held on January 8 and 12, 2015.  The purpose of each acquisition was to combine Funds with comparable investment objectives and strategies.  For financial reporting purposes, shares were issued at NAV based on the fair value of the assets received by the acquiring Funds.  The cost basis of the investments received from the acquired Funds was carried forward to align ongoing reporting of the acquiring Funds’ realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.  Immediately prior to the reorganization, Curian Guidance — International Conservative Fund, Curian Guidance — International Moderate Fund and Curian Guidance — International Growth Fund sold their investment and held no investments, as a result, there was no cost basis or market value for investments carried forward to their respective acquiring Fund.

		Acquired Fund		Acquiring Fund		Shares of
Acquired Fund	Acquiring Fund	Net Assets on Acquisition Date	Shares Outstanding on Acquisition Date	Net Assets on Acquisition Date	Shares Outstanding on Acquisition Date	Acquiring Fund Issued in Exchange
Curian Guidance – Multi Strategy Income Fund	JNAM Guidance – Fixed Income 100 Fund	$42,121	4,315	$43,282	4,328	4,211
Curian Guidance – Tactical Moderate Growth Fund	JNAM Guidance – Moderate Growth Fund	319,109	27,284	550,018	43,971	25,517
Curian Guidance – Tactical Maximum Growth Fund	JNAM Guidance – Maximum Growth Fund	103,443	8,898	131,945	10,021	7,857
Curian Guidance – Alt 100 Conservative Fund	JNAM Guidance – Alt 100 Fund	39,057	3,833	367,029	33,089	3,522
Curian Guidance – Alt 100 Growth Fund	JNAM Guidance – Alt 100 Fund	114,202	11,074	367,029	33,089	10,295
Curian Guidance – International Conservative Fund	JNAM Guidance – Conservative Fund	5,785	612	120,445	10,808	519
Curian Guidance – International Moderate Fund	JNAM Guidance – Moderate Fund	12,138	1,262	395,498	32,021	983
Curian Guidance – International Growth Fund	JNAM Guidance – Growth Fund	9,404	941	197,342	16,459	784

Jackson Variable Series Trust Master Feeder Funds and Fund of Funds (Unaudited)

Notes to Financial Statements

June 30, 2015

Immediately prior to the reorganization, the cost, market value and unrealized appreciation of investments (in thousands) for the acquired Funds were as follows:

Acquired Fund	Cost of Investments	Value of Investments	Net Unrealized Appreciation
Curian Guidance – Multi Strategy Income Fund	$41,883	$42,117	$234
Curian Guidance – Tactical Moderate Growth Fund	315,728	318,915	3,187
Curian Guidance – Tactical Maximum Growth Fund	100,736	103,438	2,702
Curian Guidance – Alt 100 Conservative Fund	37,955	39,053	1,098
Curian Guidance – Alt 100 Growth Fund	114,178	114,214	36

Assuming the April 27, 2015 acquisitions had been completed on January 1, 2015, the acquiring Funds’ pro forma results of operations (in thousands) for the period ended June 30, 2015, would have been:

Acquiring Fund	Net Investment Loss	Net Realized Gain (Loss)	Net Change In Unrealized Appreciation/ (Depreciation)	Net Increase (Decrease) in Net Assets from Operations
JNAM Guidance – Fixed Income 100 Fund	$(17)	$(1,541)	$1,622	$64
JNAM Guidance – Moderate Growth Fund	(939)	19,178	(793)	17,446
JNAM Guidance – Maximum Growth Fund	(277)	3,726	1,864	5,313
JNAM Guidance – Alt 100 Fund	(385)	(370)	5,440	4,685
JNAM Guidance – Conservative Fund	(141)	(1,095)	601	(635)
JNAM Guidance – Moderate Fund	(469)	1,787	2,980	4,298
JNAM Guidance – Growth Fund	(227)	778	4,304	4,855

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of net investment income (loss) and net realized and unrealized gain (loss) of the acquired Fund that has been included in the respective acquiring Fund’s Statements of Operations since April 27, 2015 for the respective acquisitions.

NOTE 7.  INCOME TAX MATTERS

Each Fund is a separate taxpayer for federal income tax purposes.  Each Fund intends to qualify as a regulated investment company (“RIC”) and to distribute substantially all net investment income and net capital gains, if any, to its shareholders and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies.  Therefore, no federal income tax provision is required.  Under current tax law, interest, dividends and capital gains paid by the Funds are not currently taxable to shareholders when left to accumulate within a variable annuity contract or variable life insurance policies.

The following information is presented on an income tax basis.  Differences between amounts for financial statements and federal income tax purposes are primarily due to timing and character differences in recognizing certain gains and losses on investment transactions.  Permanent differences between financial statement and federal income tax reporting are reclassified within the capital accounts based on their federal income tax treatment.  Temporary differences do not require reclassification.  Permanent differences may include but are not limited to the following:  net operating losses, consent dividends and distribution adjustments.  These reclassifications have no impact on net assets.

At December 31, 2014, the Funds’ last fiscal year end, the Funds had no net capital loss carryforwards available for U.S. federal income tax purposes to offset future net realized capital gains.

At December 31, 2014, the Funds’ last fiscal year end, the Funds did not elect to defer capital losses realized after October 31, 2014 (“Post-October losses”).

As of June 30, 2015, the cost of investments and the components of net unrealized appreciation/(depreciation) (in thousands) were as follows:

	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
JNAM Guidance - Interest Rate Opportunities Fund	$52,494	$541	$(1,420)	$(879)
JNAM Guidance - Equity Income Fund	68,911	3,293	(1,320)	1,973
JNAM Guidance - Conservative Fund	130,638	1,256	(2,130)	(874)
JNAM Guidance - Moderate Fund	415,488	6,291	(7,615)	(1,324)
JNAM Guidance - Growth Fund	219,511	4,382	(4,191)	191
JNAM Guidance - Moderate Growth Fund	864,251	18,642	(16,114)	2,528
JNAM Guidance - Maximum Growth Fund	231,071	6,474	(4,127)	2,347
JNAM Guidance - Alt 100 Fund	515,509	10,010	(13,332)	(3,322)
JNAM Guidance - Equity 100 Fund	88,737	1,801	(2,467)	(666)
JNAM Guidance - Fixed Income 100 Fund	85,835	641	(1,495)	(854)
JNAM Guidance - Real Assets Fund	12,022	42	(1,244)	(1,202)
JNL/American Funds Global Growth Fund	70,749	32	(4,365)	(4,333)
JNL/American Funds Growth Fund	150,181	651	(15,300)	(14,649)

Jackson Variable Series Trust Master Feeder Funds and Fund of Funds (Unaudited)

Notes to Financial Statements

June 30, 2015

The tax character of distributions paid (in thousands) during the Funds’ fiscal year ended December 31, 2014 was as follows:

	Net Ordinary Income*	Long-term Capital Gain**
JNAM Guidance - Interest Rate Opportunities Fund	$753	$46
JNAM Guidance - Equity Income Fund	2,366	909
JNAM Guidance - Conservative Fund	762	224
JNAM Guidance - Moderate Fund	7,503	1,007
JNAM Guidance - Growth Fund	563	351
JNAM Guidance - Moderate Growth Fund	8,806	2,310
JNAM Guidance - Maximum Growth Fund	3,328	794
JNAM Guidance - Alt 100 Fund	6,915	851
JNAM Guidance - Equity 100 Fund	2,936	615
JNAM Guidance - Fixed Income 100 Fund	565	—
JNAM Guidance - Real Assets Fund	111	5
JNL/American Funds Global Growth Fund	45	—
JNL/American Funds Growth Fund	220	142

*   Net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.

** The Funds designated as a long-term capital gain dividend, pursuant to the Internal Revenue Code section 852(b)(3), the amount necessary to reduce earnings and profits of the Funds related to net capital gains to zero for the year ended December 31, 2014.

FASB ASC Topic 740 “Income Taxes” provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements.  FASB ASC Topic 740 requires the evaluation of tax positions taken or expected to be taken in the course of preparing each Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.  Tax positions not deemed to meet the “more-likely-than-not” threshold would result in the Funds recording a tax expense in the current year.  FASB ASC Topic 740 requires that management evaluate the tax positions taken in the returns for 2012, 2013 and 2014, which remain subject to examination by the Internal Revenue Service and certain other jurisdictions.  Management completed an evaluation of the Funds’ tax positions and based on that evaluation, determined that no provision for federal income tax was required in the Funds’ financial statements during the period ended June 30, 2015.

NOTE 8.  SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Funds through the date the financial statements are issued and the following event occurred:

At a meeting held May 14, 2015, the Board voted to approve the merger of JNAM Guidance — Equity Income Fund into JNL/The Boston Company Equity Income Fund effective after close of business on September 25, 2015, subject to shareholder approval by the acquired Fund.

No other events were noted that required adjustments to the financial statements or disclosure in the notes.

Jackson Variable Series Trust Master Feeder Funds and Fund of Funds (Unaudited)

Additional Disclosures

June 30, 2015

Disclosure of Fund Expenses.  Shareholders incur ongoing costs, which include costs for portfolio management, administrative services, Rule 12b-1 fees of certain Funds and other operating expenses.  Operating expenses such as these are deducted from each Fund’s gross income and directly reduce the final investment return.  These expenses are expressed as a percentage of the Fund’s average net assets; this percentage is known as the Fund’s expense ratio.  The examples below use the expense ratio and are intended to help the investor understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.  The examples do not reflect the expenses of the variable insurance contracts or the separate account.  Total expenses would be higher if these expenses were included.

Expenses Using Actual Fund Return.  This section provides information about the actual account values and actual expenses incurred by the Fund.  Use the information in this section, together with the amount invested, to estimate the expenses paid over the period.  Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses paid during this period.

Expenses Using Hypothetical 5% Return.  This section provides information that can be used to compare each Fund’s costs with those of other mutual funds.  It assumes that the Fund’s expense ratio for the period is unchanged and assumes an annual 5% return before expenses, which is not the Fund’s actual return.  This example is useful in making comparisons because the SEC requires all mutual funds to make the 5% calculation.

	Expenses Using Actual Fund Return				Expenses Using Hypothetical 5% Return
	Beginning	Ending			Beginning	Ending
	Account	Account	Annualized	Expenses	Account	Account	Annualized	Expenses
	Value	Value	Net Expense	Paid	Value	Value	Net Expense	Paid
	1/1/2015	6/30/2015	Ratios*	During Period	1/1/2015	6/30/2015	Ratios*	During Period
JNAM Guidance - Interest Rate Opportunities Fund	$1,000.00	$999.00	0.25%	$1.24	$1,000.00	$1,023.57	0.25%	$1.25

JNAM Guidance - Equity Income Fund	1,000.00	984.20	0.25	1.23	1,000.00	1,023.57	0.25	1.25

JNAM Guidance - Conservative Fund	1,000.00	996.30	0.24	1.19	1,000.00	1,023.60	0.24	1.20

JNAM Guidance - Moderate Fund	1,000.00	1,012.60	0.24	1.20	1,000.00	1,023.60	0.24	1.20

JNAM Guidance - Growth Fund	1,000.00	1,029.10	0.24	1.21	1,000.00	1,023.60	0.24	1.20

JNAM Guidance - Moderate Growth Fund	1,000.00	1,018.40	0.23	1.15	1,000.00	1,023.67	0.23	1.15

JNAM Guidance - Maximum Growth Fund	1,000.00	1,030.70	0.24	1.21	1,000.00	1,023.60	0.24	1.20

JNAM Guidance - Alt 100 Fund	1,000.00	1,013.20	0.24	1.20	1,000.00	1,023.60	0.24	1.20

JNAM Guidance - Equity 100 Fund	1,000.00	1,035.70	0.25	1.26	1,000.00	1,023.57	0.25	1.25

JNAM Guidance - Fixed Income 100 Fund	1,000.00	997.00	0.24	1.19	1,000.00	1,023.60	0.24	1.20

JNAM Guidance - Real Assets Fund	1,000.00	969.90	0.25	1.22	1,000.00	1,023.57	0.25	1.25

JNL/American Funds Global Growth Fund	1,000.00	1,078.50	0.51	2.63	1,000.00	1,022.26	0.51	2.56

JNL/American Funds Growth Fund	1,000.00	1,056.50	0.69	3.52	1,000.00	1,021.36	0.69	3.46

Expenses paid during the period are equal to the annualized net expense ratio, multiplied by the average account value over the period, then multiplied by 181/365 (to reflect the most recent 6-month period).

*The annualized expense ratio does not include expenses of each Fund’s respective Master Fund or Underlying Fund.

Quarterly Portfolio Holdings.  The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov.  The Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.  It is also available upon request from the registrant by calling the Funds toll-free at 1-866-255-1935.

Proxy Voting Policies and Procedures and Proxy Voting Record.  A description of the Policy of the Funds’ Adviser (and sub-advisers) used to vote proxies relating to the portfolio securities and information on how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2015, are available (1) without charge, upon request by calling 1-800-873-5654 (Annuity Service Center), 1-800-599-5651 (NY Annuity Service Center) or 1-800-777-7779 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), (2) by writing Jackson Variable Series Trust, P.O. Box 30314, Lansing, Michigan 48909-7814, (3) on Jackson National Life Insurance Company’s or Jackson National Life Insurance Company of New York’s website at www.jackson.com, and (4) on the SEC’s website at www.sec.gov.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2015

JNL Tactical ETF Conservative Fund

	Shares/Par †	Value
INVESTMENT COMPANIES - 97.8%
iShares 0-5 Year High Yield Corporate Bond ETF	93	$4,505
iShares Barclays Capital Intermediate Credit Bond ETF	82	8,980
iShares CMBS ETF	77	3,944
iShares Core MSCI EAFE ETF (a)	68	3,957
iShares Core S&P 500 ETF	32	6,686
iShares Core Total U.S. Bond Market ETF	72	7,818
iShares JPMorgan USD Emerging Markets Bond ETF (a)	20	2,206
iShares MBS ETF	36	3,941
iShares Morningstar Mid-Cap ETF	31	4,751
iShares MSCI Emerging Markets Minimum Volatility ETF	27	1,568
iShares MSCI Europe Financials ETF (a)	78	1,786
iShares MSCI USA Quality Factor ETF	70	4,452
iShares S&P SmallCap 600 Index Fund (a)	10	1,131
Total Investment Companies (cost $57,063)		55,725

SHORT TERM INVESTMENTS - 8.0%

Investment Company - 0.8%
JNL Money Market Fund, 0.01% (b) (c)	447	447

Securities Lending Collateral - 7.2%
BlackRock Liquidity Funds TempFund Portfolio, 0.15% (c)	2,000	2,000
Fidelity Institutional Money Market Portfolio, 0.12% (c)	2,000	2,000
Repurchase Agreement with MLP, 0.11% (Collateralized by $50 U.S. Treasury Bond, 5.38%, due 02/15/31, value $68 and $19 U.S. Treasury Note, 2.13%, due 9/30/21, value $19) acquired on 06/30/15, due 07/01/15 at $85	$85	85
		4,085
Total Short Term Investments (cost $4,532)		4,532

Total Investments - 105.8% (cost $61,595)		60,257
Other Assets and Liabilities, Net - (5.8%)		(3,297)
Total Net Assets - 100.0%		$56,960

Portfolio Composition:	Percentage of Total Investments
Domestic Fixed Income	48.4%
Domestic Equity	28.3
International Equity	9.5
International Fixed Income	3.7
Emerging Markets Equity	2.6
Short Term Investments	7.5
Total Investments	100.0%

(a)           All or portion of the security was on loan.

(b)           Investment in affiliate.

(c)           Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2015.

JNL Tactical ETF Moderate Fund

INVESTMENT COMPANIES - 99.3%
iShares 0-5 Year High Yield Corporate Bond ETF (a)	149	$7,262
iShares Barclays Capital Intermediate Credit Bond ETF (a)	147	15,957
iShares CMBS ETF (a)	142	7,283
iShares Core MSCI EAFE ETF (a)	290	16,926
iShares Core S&P 500 ETF (a)	101	20,881
iShares Core Total U.S. Bond Market ETF	133	14,435
iShares JPMorgan USD Emerging Markets Bond ETF (a)	26	2,834
iShares MBS ETF (a)	67	7,277
iShares Morningstar Mid-Cap ETF (a)	96	14,448
iShares MSCI Emerging Markets Minimum Volatility ETF (a)	164	9,457
iShares MSCI Europe Financials ETF (a)	249	5,695
iShares MSCI USA Quality Factor ETF (a)	228	14,385
iShares S&P SmallCap 600 Index Fund (a)	56	6,578
Total Investment Companies (cost $147,581)		143,418

SHORT TERM INVESTMENTS - 24.6%

Investment Company - 0.8%
JNL Money Market Fund, 0.01% (b) (c)	1,173	1,173

Securities Lending Collateral - 23.8%
BlackRock Liquidity Funds TempFund Portfolio, 0.15% (b)	5,000	5,000
Fidelity Institutional Money Market Portfolio, 0.12% (b)	7,000	7,000
Repurchase Agreement with HSB, 0.10% (Collateralized by $11,224 U.S. Treasury Bond Strip, due 08/15/25-11/15/44, value $5,752, $649 U.S. Treasury Bond, 4.38-6.13%, due 02/15/26-02/15/38, value $871, $2,775 U.S. Treasury Note Strip, due 08/15/15-02/15/25, value $2,344 and $3,229 U.S. Treasury Note, 0.25-4.25%, due 08/15/15-08/15/24, value $3,273) acquired on 06/30/15, due 07/01/15 at $12,000	$12,000	12,000
Repurchase Agreement with MLP, 0.11% (Collateralized by $6,025 U.S. Treasury Bond, 5.38%, due 02/15/31, value $8,228 and $2,249 U.S. Treasury Note, 2.13%, due 09/30/21, value $2,283) acquired on 06/30/15, due 07/01/15 at $10,305	10,305	10,305
		34,305
Total Short Term Investments (cost $35,478)		35,478

Total Investments - 123.9% (cost $183,059)		178,896
Other Assets and Liabilities, Net - (23.9%)		(34,474)
Total Net Assets - 100.0%		$144,422

Portfolio Composition:	Percentage of Total Investments
Domestic Equity	31.5%
Domestic Fixed Income	29.2
International Equity	12.6
Emerging Markets Equity	5.3
International Fixed Income	1.6
Short Term Investments	19.8
Total Investments	100.0%

(a)           All or portion of the security was on loan.

(b)           Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2015.

(c)           Investment in affiliate.

See accompanying Notes to Financial Statements.

JNL Tactical ETF Growth Fund

	Shares/Par †	Value
INVESTMENT COMPANIES - 99.9%
iShares 0-5 Year High Yield Corporate Bond ETF	74	$3,619
iShares Barclays Capital Intermediate Credit Bond ETF	50	5,431
iShares CMBS ETF	59	3,018
iShares Core MSCI EAFE ETF (a)	352	20,522
iShares Core S&P 500 ETF	95	19,756
iShares Core Total U.S. Bond Market ETF	50	5,404
iShares JPMorgan USD Emerging Markets Bond ETF (a)	16	1,781
iShares MBS ETF	22	2,402
iShares Morningstar Mid-Cap ETF	123	18,621
iShares MSCI Emerging Markets Minimum Volatility ETF	175	10,111
iShares MSCI Europe Financials ETF	260	5,932
iShares MSCI USA Quality Factor ETF	208	13,159
iShares S&P SmallCap 600 Index Fund (a)	77	9,115
Total Investment Companies (cost $122,812)		118,871

SHORT TERM INVESTMENTS - 14.9%

Investment Company - 0.7%
JNL Money Market Fund, 0.01% (b) (c)	832	832

Securities Lending Collateral - 14.2%
Repurchase Agreement with HSB, 0.10% (Collateralized by $8,651 U.S. Treasury Bond Strip, due 08/15/25-11/15/44, value $4,434, $500 U.S. Treasury Bond, 4.38-6.13%, due 02/15/26-02/15/38, value $671, $2,139 U.S. Treasury Note Strip, due 08/15/15-02/15/25, value $1,807 and $2,489 U.S. Treasury Note, 0.25-4.25%, due 08/15/15-08/15/24, value $2,523) acquired on 06/30/15, due 07/01/15 at $9,250	$9,250	9,250
Repurchase Agreement with MIZ, 0.12% (Collateralized by $2,390 U.S. Treasury Bill, 0.00-0.05%, due 07/02/15-11/19/2015, value $2,390 and $3,473 U.S. Treasury Note, 0.25-1.25%, due 09/30/15-04/30/19, value $3,475) acquired on 06/30/15, due 07/01/15 at $5,750	5,750	5,750
Repurchase Agreement with MLP, 0.11% (Collateralized by $1,098 U.S. Treasury Bond, 5.38%, due 02/15/31, value $1,499 and $410 U.S. Treasury Note, 2.13%, due 09/30/21, value $416) acquired on 06/30/15, due 07/01/15 at $1,878	1,878	1,878
		16,878
Total Short Term Investments (cost $17,710)		17,710

Total Investments - 114.8% (cost $140,522)		136,581
Other Assets and Liabilities, Net - (14.8%)		(17,605)
Total Net Assets - 100.0%		$118,976

Portfolio Composition:	Percentage of Total Investments
Domestic Equity	44.4%
International Equity	19.4
Domestic Fixed Income	14.5
Emerging Markets Equity	7.4
International Fixed Income	1.3
Short Term Investments	13.0
Total Investments	100.0%

(a)           All or portion of the security was on loan.

(b)           Investment in affiliate.

(c)           Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2015.

JNL/AQR Risk Parity Fund (a)

GOVERNMENT AND AGENCY OBLIGATIONS - 41.2%

FRANCE - 6.6%
France Government Inflation Indexed Bond
0.25%, 07/25/18 - 07/25/24 (b), EUR	2,273	$2,654
1.30%, 07/25/19 (b), EUR	3,209	3,914
1.10%, 07/25/22 (b), EUR	2,065	2,579
2.10%, 07/25/23 (b), EUR	881	1,191
		10,338
GERMANY - 6.6%
Bundesrepublik Deutschland Bundesobligation Inflation Indexed Bond, 0.75%, 04/15/18 (b), EUR	3,302	3,832
Deutsche Bundesrepublik Inflation Indexed Bond
1.75%, 04/15/20 (b), EUR	1,757	2,205
0.10%, 04/15/23 (b), EUR	3,736	4,439
		10,476
UNITED KINGDOM - 6.1%
United Kingdom Inflation Indexed Treasury Bond
1.88%, 11/22/22 (b), GBP	4,014	7,662
0.13%, 03/22/24 (b), GBP	1,171	1,988
		9,650
UNITED STATES OF AMERICA - 21.9%
U.S. Treasury Inflation Indexed Note
0.13%, 04/15/18 - 07/15/24 (b)	$22,092	22,236
2.13%, 01/15/19 (b)	1,763	1,918
0.38%, 07/15/23 (b)	4,473	4,480
0.63%, 01/15/24 (b)	3,143	3,190
0.25%, 01/15/25 (b)	2,797	2,736
		34,560
Total Government and Agency Obligations (cost $67,374)		65,024

SHORT TERM INVESTMENTS - 56.9%

Investment Companies - 34.7%
JNL Money Market Fund, 0.01% (c) (d)	16,500	16,500
JPMorgan U.S. Treasury Plus Money Market Fund, 0.00% (d)	38,222	38,222
		54,722

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands, except contracts)

June 30, 2015

	Shares/Par †	Value
Treasury Securities - 22.2%
U.S. Treasury Bill
0.01%, 07/30/15 (e)	$29,972	29,972
0.01%, 10/01/15	2,548	2,548
0.00%, 10/08/15 (e)	2,548	2,548
		35,068
Total Short Term Investments (cost $89,787)		89,790

Total Investments - 98.1% (cost $157,161)		154,814
Other Assets and Liabilities, Net - 1.9%		3,050
Total Net Assets - 100.0%		$157,864

Portfolio Composition*:	Percentage of Total Investments
Government Securities	42.0%
Short Term Investments	58.0
Total Investments	100.0%

* In general, the Fund gains exposure to asset classes by investing in a number of different types of derivative instruments.

(a)           Consolidated Schedule of Investments.

(b)           Treasury inflation indexed note, par amount is adjusted for inflation.

(c)           Investment in affiliate.

(d)           Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2015.

(e)           All or portion of the security is pledged or segregated as collateral.  See the Notes to Financial Statements.

Schedule of Open Futures Contracts

	Expiration	Contracts Long	Unrealized Appreciation / (Depreciation)
Amsterdam Exchanges Index Future	July 2015	3	$2
ASX SPI 200 Index Future	September 2015	13	(24)
Australia Commonwealth Treasury Bond Future, 10-Year	September 2015	35	16
Brent Crude Oil Future	September 2015	52	18
Brent Crude Oil Future	October 2015	12	5
CAC40 10 Euro Future	July 2015	19	(2)
Canadian Government Bond Future, 10-Year	September 2015	45	30
CBT Wheat Future	December 2015	34	143
Cocoa Future	September 2015	7	12
Coffee ‘C’ Future	September 2015	19	(25)
Corn Future	December 2015	66	184
Cotton No. 2 Future	December 2015	14	19
Euro STOXX 50 Future	September 2015	73	8
Euro-Bund Future	September 2015	220	(811)
Feeder Cattle Future	August 2015	2	3
FTSE 100 Index Future	September 2015	40	(90)
FTSE/JSE Top 40 Index Future	September 2015	33	—
FTSE/MIB Index Future	September 2015	2	5
German Stock Index Future	September 2015	3	11
Gold 100 Oz. Future	August 2015	35	(80)
Hang Seng Index Future	July 2015	3	(17)
IBEX 35 Index Future	July 2015	3	—
ICE Gas Oil Future	September 2015	27	(36)
Japanese Government Bond Future, 10-Year	September 2015	15	40
KOSPI 200 Future	September 2015	21	(22)
Lean Hogs Future	August 2015	6	(10)
Live Cattle Future	August 2015	1	(2)
LME Aluminum Future	December 2015	43	(75)
LME Copper Future	December 2015	22	(63)
LME Lead Future	December 2015	7	(29)
LME Nickel Future	December 2015	7	(59)
LME Zinc Future	December 2015	10	(39)

See accompanying Notes to Financial Statements.

	Expiration	Contracts Long	Unrealized Appreciation / (Depreciation)
Natural Gas Future	September 2015	42	$20
NY Harbor ULSD Future	September 2015	16	28
RBOB Gasoline Future	September 2015	16	27
Russell 2000 Mini Index Future	September 2015	24	(22)
S&P 400 E-Mini Index Future	September 2015	24	(66)
S&P 500 E-Mini Index Future	September 2015	295	(474)
S&P/Toronto Stock Exchange 60 Index Future	September 2015	14	(23)
SGX CNX Nifty Index Future	July 2015	64	1
Silver Future	September 2015	26	(44)
Soybean Future	January 2016	31	181
Soybean Meal Future	December 2015	26	121
Soybean Oil Future	December 2015	44	24
Sugar #11 (World Markets) Future	October 2015	102	28
Tokyo Price Index Future	September 2015	35	(68)
U.K. Long Gilt Future	September 2015	45	(87)
U.S. Treasury Note Future, 10-Year	September 2015	536	(240)
WTI Crude Oil Future	September 2015	68	(105)
			$(1,587)

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
BRL/USD	09/16/2015	CSI	BRL	10,700	$3,347	$116
CHF/USD	09/16/2015	CSI	CHF	85	92	—
CHF/USD	09/16/2015	CSI	CHF	100	107	—
CNH/USD	09/16/2015	CSI	CNH	4,828	773	—
CNH/USD	09/16/2015	CSI	CNH	24,173	3,871	(2)
EUR/USD	09/16/2015	CSI	EUR	852	951	(6)
GBP/USD	09/16/2015	CSI	GBP	421	662	9
HKD/USD	09/16/2015	CSI	HKD	2,360	305	—
HUF/USD	09/16/2015	CSI	HUF	638,801	2,255	(21)
INR/USD	09/16/2015	CSI	INR	149,400	2,310	12
KRW/USD	09/16/2015	CSI	KRW	5,128,700	4,590	(23)
MXN/USD	09/17/2015	CSI	MXN	120,567	7,629	(161)
PLN/USD	09/16/2015	CSI	PLN	3,108	825	3
PLN/USD	09/16/2015	CSI	PLN	9,691	2,572	(36)
TRY/USD	09/16/2015	CSI	TRY	12,599	4,598	38
USD/BRL	09/16/2015	CSI	BRL	(100)	(31)	—
USD/CHF	09/16/2015	CSI	CHF	(79)	(85)	1
USD/CNH	09/16/2015	CSI	CNH	(1,200)	(192)	—
USD/EUR	09/16/2015	CSI	EUR	(10,791)	(12,042)	(174)
USD/EUR	09/16/2015	CSI	EUR	(23,255)	(25,953)	221
USD/GBP	09/16/2015	CSI	GBP	(6,578)	(10,330)	(317)
USD/HKD	09/16/2015	CSI	HKD	(1,995)	(257)	—
USD/HUF	09/16/2015	CSI	HUF	(11,100)	(39)	—
USD/INR	09/16/2015	CSI	INR	(6,600)	(102)	(1)
USD/KRW	09/16/2015	CSI	KRW	(97,900)	(88)	—
USD/MXN	09/17/2015	CSI	MXN	(50,265)	(3,181)	68
USD/PLN	09/16/2015	CSI	PLN	(300)	(80)	1
USD/TRY	09/16/2015	CSI	TRY	(700)	(256)	(10)
ZAR/USD	09/16/2015	CSI	ZAR	28,200	2,286	41
					$(15,463)	$(241)

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2015

Schedule of Over the Counter Total Return Swap Agreements

Counterparty	Receiving Return of Reference Entity	Expiration Date	Notional Amount (1)		Unrealized Appreciation / (Depreciation)
BOA	Bovespa Index Future	08/13/2015	BRL $	3,797	$(10)
BOA	Hang Seng China Enterprises Index Future	07/31/2015	HKD	32,470	(187)
BOA	Hang Seng Index Future	07/31/2015	HKD	1,363	(6)
BOA	MSCI Taiwan Index Future	07/30/2015		1,865	(17)
BOA	SGX CNX Nifty Index Future	07/30/2015		184	—
BOA	Swiss Market Index Future	09/18/2015	CHF	1,783	(27)
BOA	TAIEX Future	07/15/2015	TWD	5,458	1
CGM	CBT Wheat Future	12/16/2015		268	43
CGM	Corn Future	12/16/2015		976	146
CGM	Cotton No. 2 Future	12/22/2015		99	4
CGM	LME Zinc Future	12/16/2015		274	(23)
CGM	Soybean Future	01/19/2016		976	119
MLP	Lean Hogs Future	08/18/2015		635	(40)
MLP	Live Cattle Future	09/16/2015		2,195	(63)
					$(60)

(1)Notional amount is stated in USD unless otherwise noted.

See accompanying Notes to Financial Statements.

JNL/BlackRock Global Long Short Credit Fund (a) *

	Shares/Par †	Value
COMMON STOCKS - 1.5%

AUSTRIA - 0.1%
Other Securities		$247

CANADA - 0.1%
Valeant Pharmaceuticals International Inc. (b)	2	407
Other Securities		25
		432
GERMANY - 0.0%
Other Securities		117

GREECE - 0.1%
Other Securities		704

IRELAND - 0.0%
Other Securities		86

ITALY - 0.1%
Intesa Sanpaolo SpA	68	247
Other Securities		98
		345
SPAIN - 0.0%
Other Securities		231

UNITED KINGDOM - 0.2%
Other Securities		830

UNITED STATES OF AMERICA - 0.9%
Other Securities		4,401
Total Common Stocks (cost $7,285)		7,393

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 12.4%

AUSTRALIA - 0.5%
Virgin Australia Trust
8.50%, 10/23/16 (c)	$844	862
7.13%, 10/23/18 (c)	1,037	1,058
6.00%, 10/23/20 (c)	467	481
		2,401
CANADA - 0.2%
Other Securities		761

CAYMAN ISLANDS - 1.4%
Other Securities		6,913

GERMANY - 0.1%
Other Securities		650

IRELAND - 1.2%
Other Securities		5,848

ITALY - 0.4%
Other Securities		2,035

LUXEMBOURG - 0.4%
Other Securities		1,738

NETHERLANDS - 1.5%
North Westerly CLO IV BV
0.00%,01/15/26 (e), EUR	528	488
1.62%, 01/15/26 (d) (e), EUR	2,200	2,455
Other Securities		4,296
		7,239
PORTUGAL - 0.3%
Other Securities		1,519

TURKEY - 0.2%
Other Securities		939

UNITED ARAB EMIRATES - 0.2%
Other Securities		952

UNITED KINGDOM - 0.3%
Other Securities		1,274

UNITED STATES OF AMERICA - 5.7%
American Airlines Pass-Through Trust
6.00%, 01/15/17 (c)	2,350	2,418
6.13%, 07/15/18	1,750	1,803
6.98%, 05/23/21	734	764
US Airways Pass-Through Trust
5.45%, 06/03/18	2,700	2,730
8.00%, 10/01/19	199	225
6.75%, 06/03/21	610	662
5.38%, 11/15/21	1,566	1,617
Other Securities		17,128
		27,347
Total Non-U.S. Government Agency Asset- Backed Securities (cost $62,946)		59,616

CORPORATE BONDS AND NOTES - 56.1%

BARBADOS - 0.1%
Other Securities		312

BRAZIL - 0.4%
Other Securities		2,069

CANADA - 0.4%
Other Securities		1,938

CZECH REPUBLIC - 0.1%
Other Securities		385

FRANCE - 3.0%
Credit Agricole Assurances SA, 4.25%, (callable at 100 beginning 01/13/25) (e) (h), EUR	1,600	1,712
Credit Agricole SA
3.88%, 04/15/24 (c)	1,075	1,083
2.63%, 03/17/27 (e), EUR	550	560
Numericable Group SA
4.88%, 05/15/19 (c)	475	470
5.38%, 05/15/22 (e), EUR	645	730
5.63%, 05/15/24 (e), EUR	1,645	1,848
6.25%, 05/15/24 (c)	270	266
Other Securities		7,692
		14,361
GERMANY - 5.3%
Aroundtown Property Holdings Plc
3.00%, 05/05/20 (e), EUR	1,200	1,406
3.00%, 12/09/21 (e), EUR	800	829
Deutsche Annington Finance BV, 4.00%, (callable at 100 beginning 12/17/21) (e) (h), EUR	600	665
Deutsche Bank AG
2.75%, 02/17/25 (e), EUR	275	288
4.50%, 04/01/25	1,625	1,547
HSH Nordbank AG
7.25% (callable at 100 beginning 09/30/15) (h)	2,400	648
0.79%, 02/14/17 (d), EUR	1,613	1,311
0.83%, 02/14/17 (d) (e), EUR	1,484	1,208
Unitymedia Hessen GmbH & Co. KG
5.63%, 04/15/23 (e), EUR	90	108
4.00%, 01/15/25 (e), EUR	1,539	1,750

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
6.25%, 01/15/29 (e), EUR	1,000	1,253
Volkswagen International Finance NV
3.50% (callable at 100 beginning 03/20/30) (e) (h), EUR	1,125	1,148
5.50%, 11/09/15 (c) (j), EUR	400	551
5.50%, 11/09/15 (e) (j), EUR	3,200	4,410
Other Securities		8,339
		25,461
GREECE - 0.1%
Other Securities		476

INDIA - 0.1%
Other Securities		512

IRELAND - 1.7%
Bank of Ireland
7.38% (callable at 100 beginning 06/18/20) (e) (h), EUR	425	472
3.25%, 01/15/19 (e), EUR	1,160	1,362
1.25%, 04/09/20 (e), EUR	575	622
4.25%, 06/11/24 (e), EUR	2,960	3,300
Other Securities		2,667
		8,423
ITALY - 6.4%
Banca Monte dei Paschi di Siena SpA
3.63%, 04/01/19 (e), EUR	660	742
2.88%, 04/16/21 (e), EUR	1,150	1,391
2.88%, 07/16/24 (e), EUR	1,270	1,503
Banco Popolare SC, 3.50%, 03/14/19 (e), EUR	2,358	2,700
Intesa Sanpaolo SpA
3.50%, 01/17/22 (e), EUR	620	749
6.63%, 09/13/23 (e), EUR	810	1,073
3.93%, 09/15/26 (e), EUR	610	674
Telecom Italia Finance SA
6.13%, 11/15/16 (e) (j), EUR	3,000	4,865
7.75%, 01/24/33, EUR	910	1,314
UniCredit SpA
6.75% (callable at 100 beginning 09/10/21) (e) (h), EUR	200	216
3.25%, 01/14/21 (e), EUR	1,580	1,871
6.95%, 10/31/22 (e), EUR	620	798
5.75%, 10/28/25 (e), EUR	3,340	3,995
Other Securities		9,005
		30,896
JAMAICA - 0.1%
Other Securities		243

JERSEY - 0.2%
Other Securities		1,077

LUXEMBOURG - 1.5%
Altice Financing SA
6.50%, 01/15/22 (c)	350	350
5.25%, 02/15/23 (e), EUR	377	422
Altice SA
7.25%, 05/15/22 (e), EUR	1,115	1,255
7.75%, 05/15/22 (c)	280	271
6.25%, 02/15/25 (e), EUR	436	462
Altice US Finance I Corp., 5.38%, 07/15/23 (c)	369	359
Other Securities		4,259
		7,378
MEXICO - 0.3%
Other Securities		1,457

NETHERLANDS - 1.4%
Other Securities		6,680

POLAND - 0.1%
Other Securities		360

PORTUGAL - 0.7%
Banco Espirito Santo SA
2.63%, 05/08/17 (e), EUR	400	433
4.75%, 01/15/18 (e), EUR	900	1,018
4.00%, 01/21/19 (e), EUR	2,000	2,219
		3,670
PUERTO RICO - 0.1%
Other Securities		550

SPAIN - 5.9%
Banco Bilbao Vizcaya Argentaria SA
6.75% (callable at 100 beginning 02/18/20) (e) (h), EUR	400	443
7.00% (callable at 100 beginning 02/19/19) (e) (h) (j), EUR	1,000	1,116
9.00% (callable at 100 beginning 05/09/18) (e) (h) (j)	600	645
Bankia SA
3.50%, 01/17/19 (e), EUR	2,400	2,786
4.00%, 05/22/24 (e), EUR	4,800	5,196
BPE Financiaciones SA, 2.00%, 02/03/20 (e), EUR	2,500	2,718
Telefonica Europe BV
4.20% (callable at 100 beginning 12/04/19) (e) (h), EUR	1,400	1,586
5.00% (callable at 100 beginning 03/31/20) (e) (h), EUR	800	928
5.87% (callable at 100 beginning 03/31/24) (e) (h), EUR	200	236
Other Securities		12,654
		28,308
SWEDEN - 0.1%
Other Securities		497

SWITZERLAND - 0.8%
UBS AG
4.75%, 05/22/23 (d) (e)	300	302
5.13%, 05/15/24 (e)	775	766
4.75%, 02/12/26 (e), EUR	935	1,105
UBS Group AG
5.75% (callable at 100 beginning 02/09/22) (e) (h), EUR	250	282
7.00% (callable at 100 beginning 02/19/25) (e) (h)	225	228
Other Securities		1,282
		3,965
UNITED KINGDOM - 3.6%
Unique Pub Finance Co. Plc
7.40%, 03/30/24, GBP	195	313
5.66%, 06/30/27, GBP	1,171	1,876
6.46%, 03/30/32, GBP	491	687
Other Securities		14,261
		17,137
UNITED STATES OF AMERICA - 23.6%
American Airlines Group Inc., 4.63%, 03/01/20 (c)	515	498
Anadarko Petroleum Corp., 0.00%, 10/10/36 (g)	5,270	2,108
AT&T Inc.
2.45%, 06/30/20	290	284
0.00%,11/27/22 (c) (g)	3,000	2,279

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Bank of America Corp.
6.10% (callable at 100 beginning 03/17/25) (h)	642	634
6.25% (callable at 100 beginning 09/05/24) (h)	900	896
6.50% (callable at 100 beginning 10/23/24) (h)	1,110	1,149
3.30%, 01/11/23	120	118
Citigroup Inc.
5.90% (callable at 100 beginning 02/15/23) (h)	436	429
5.95% (callable at 100 beginning 01/30/23) (h)	554	546
5.95% (callable at 100 beginning 05/15/25) (h)	819	790
3.75%, 06/16/24	1,250	1,256
Goldman Sachs Group Inc.
5.38% (callable at 100 beginning 05/10/20) (h)	1,080	1,067
4.00%, 03/03/24	2,500	2,529
3.75%, 05/22/25	2,070	2,040
HCA Inc.
4.25%, 10/15/19	832	852
5.38%, 02/01/25	175	177
5.25%, 04/15/25	954	988
HSBC USA Inc., 1.70%, 03/05/18	2,795	2,786
JPMorgan Chase & Co.
5.00% (callable at 100 beginning 07/01/19) (h)	600	587
6.10% (callable at 100 beginning 10/01/24) (h)	500	502
6.75% (callable at 100 beginning 02/01/24) (h)	775	828
3.20%, 01/25/23	1,250	1,232
Micron Technology Inc.
5.25%, 08/01/23 (c)	1,075	1,031
5.50%, 02/01/25 (c)	1,020	956
5.63%, 01/15/26 (c)	620	573
Morgan Stanley
2.80%, 06/16/20	4,103	4,110
3.88%, 04/29/24	1,250	1,262
Valeant Pharmaceuticals International Inc.
5.63%, 12/01/21 (c)	1,025	1,053
5.50%, 03/01/23 (c)	108	109
Verizon Communications Inc.
6.40%, 09/15/33	599	685
4.40%, 11/01/34	2,220	2,078
VRX Escrow Corp.
5.38%, 03/15/20 (c)	200	206
4.50%, 05/15/23 (e), EUR	1,735	1,873
5.88%, 05/15/23 (c)	1,605	1,643
6.13%, 04/15/25 (c)	232	239
Other Securities		72,887
		113,280
VENEZUELA - 0.1%
Other Securities		270
Total Corporate Bonds and Notes (cost $282,566)		269,705

GOVERNMENT AND AGENCY OBLIGATIONS - 8.1%

CROATIA - 0.0%
Other Securities		134

GERMANY - 0.2%
Other Securities		863

GREECE - 0.0%
Other Securities		133

HUNGARY - 0.1%
Other Securities		347

INDONESIA - 0.1%
Other Securities		628

ITALY - 1.5%
Italy Buoni Poliennali Del Tesoro
5.50%, 09/01/22, EUR	1,850	2,557
5.50%, 11/01/22, EUR	420	579
4.50%, 03/01/24, EUR	730	960
1.50%, 06/01/25, EUR	2,210	2,290
Italy Buoni Poliennali Del Tesoro Inflation Indexed Note, 3.10%, 09/15/26 (m), EUR	744	976
		7,362
PORTUGAL - 0.3%
Portugal Government International Bond, 5.13%, 10/15/24 (e)	725	740
Portugal Obrigacoes do Tesouro OT, 2.88%, 10/15/25, EUR (c)	700	773
		1,513
RUSSIAN FEDERATION - 0.1%
Other Securities		366

SERBIA - 0.1%
Other Securities		336

SLOVENIA - 0.1%
Other Securities		317

SPAIN - 1.0%
Spain Government Bond
5.40%, 01/31/23, EUR (c)	1,620	2,244
4.40%, 10/31/23, EUR	2,061	2,700
		4,944
UNITED STATES OF AMERICA - 4.6%
U.S. Treasury Bond
2.50%, 02/15/45	3,110	2,724
3.00%, 05/15/45	6,145	5,993
U.S. Treasury Note
1.13%, 06/15/18	7,591	7,615
1.38%, 03/31/20	710	703
1.63%, 06/30/20 (n)	968	967
1.88%, 05/31/22	1,015	1,003
2.13%, 06/30/22	1,365	1,370
2.13%, 05/15/25	1,708	1,674
		22,049
VENEZUELA - 0.0%
Other Securities		43
Total Government and Agency Obligations (cost $40,144)		39,035

INVESTMENT COMPANIES - 0.1%
Other Securities		386
Total Investment Companies (cost $417)		386

TRUST PREFERREDS - 0.5%

UNITED STATES OF AMERICA - 0.5%
RBS Capital Funding Trust V, 5.90%, (callable at 25 beginning 08/17/15) (h)	66	1,590
RBS Capital Funding Trust VII, 6.08%, (callable at 25 beginning 08/17/15) (h)	32	774
Total Trust Preferreds (cost $2,364)		2,364

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands, except contracts)

June 30, 2015

	Shares/Par/Contracts †	Value
PREFERRED STOCKS - 1.0%

GERMANY - 0.2%
Other Securities		1,111

SPAIN - 0.1%
Other Securities		364

UNITED KINGDOM - 0.1%
Other Securities		250

UNITED STATES OF AMERICA - 0.6%
Citigroup Inc., 6.88%, (callable at 25 beginning 11/15/23) (h)	35	934
Other Securities		2,079
		3,013
Total Preferred Stocks (cost $4,909)		4,738

PURCHASED OPTIONS - 0.2%
Euro versus USD Put Option, Strike Price EUR 1.11, Expiration 07/06/15, DUB	2,200,000	17
Euro versus USD Put Option, Strike Price EUR 1.11, Expiration 07/09/15, DUB	2,100,000	20
iTraxx Europe Main Series 23 Put Option, Strike Price EUR 275, Expiration 07/15/15, CIT	6,500,000	201
iTraxx Europe Main Series 23 Put Option, Strike Price EUR 300, Expiration 07/15/15, CIT	6,500,000	131
iTraxx Europe Main Series 23 Put Option, Strike Price EUR 325, Expiration 08/19/15, JPM	5,800,000	120
Put Swaption, 3-Month LIBOR versus 1.95% fixed, Expiration 09/03/15, MSC	12,510,000	70
Put Swaption, 3-Month LIBOR versus 2.50% fixed, Expiration 09/03/15, MSC	12,170,000	187
Volkswagen AG Put Option, Strike Price EUR 150, Expiration 12/18/15, DUB	242	28
Other Securities		423
Total Purchased Options (cost $968)		1,197

VARIABLE RATE SENIOR LOAN INTERESTS - 10.6% (d)

AUSTRIA - 0.2%
Other Securities		832

CANADA - 0.0%
Other Securities		46

DENMARK - 0.5%
Other Securities		2,176

FRANCE - 0.2%
Numericable Group SA Term Loan, 4.50%, 04/23/20, EUR	716	799

GERMANY - 0.6%
Other Securities		3,075

GREECE - 0.2%
Other Securities		1,192

LUXEMBOURG - 1.0%
Altice Financing SA Term Loan, 5.25%, 01/29/22, EUR	230	256
Other Securities		4,644
		4,900
NETHERLANDS - 0.4%
Other Securities		1,697

SPAIN - 0.1%
Other Securities		488

UNITED KINGDOM - 1.6%
INEOS Finance Plc Term Loan, 0.00%, 12/15/20 (o), EUR	3,571	3,913
Other Securities		3,824
		7,737
UNITED STATES OF AMERICA - 5.8%
HCA Inc. Term Loan B-4, 3.03%, 05/01/18	249	249
Valeant Pharmaceuticals International Inc. Term Loan
3.50%, 12/11/19	172	172
4.00%, 03/13/22	867	865
Other Securities		26,573
		27,859
Total Variable Rate Senior Loan Interests (cost $52,405)		50,801

SHORT TERM INVESTMENTS - 26.1%

Investment Company - 8.4%
JNL Money Market Fund, 0.01% (p) (q)	40,500	40,500

Repurchase Agreements - 17.7%

Belgium - 0.6%
Repurchase Agreement with CGM, (0.10)% (Collateralized by $2,608 Anheuser-Busch InBev Finance Inc., 3.70%, due 02/01/24, value $2,671) acquired on 03/10/15, open maturity at $2,732	$2,732	2,732

Canada - 1.0%
Repurchase Agreement with BCL, (0.15)% (Collateralized by $1,151 Potash Corp. of Saskatchewan Inc., 5.63%, due 12/01/40, value $1,278) acquired on 12/16/14, open maturity at $1,396	1,396	1,396
Repurchase Agreement with BCL, (0.15)% (Collateralized by $2,460 Royal Bank of Canada, 2.15%, due 03/15/19, value $2,479) acquired on 02/13/15, open maturity at $2,503	2,503	2,503
Repurchase Agreement with CSI, (0.15)% (Collateralized by $686 Royal Bank of Canada, 2.15%, due 03/15/19, value $691) acquired on 02/19/15, open maturity at $698	698	698
		4,597
Ecuador - 0.0%
Repurchase Agreement with JPM, (0.50)% (Collateralized by $200 Ecuador Government International Bond, 7.95%, due 06/20/24, value $180) acquired on 04/01/15, open maturity at $190	190	190

France - 0.1%
Repurchase Agreement with BCL, (0.15)% (Collateralized by $500 Total Capital International SA, 3.75%, due 04/10/24, value $518) acquired on 02/10/15, open maturity at $544	544	544

Germany - 0.3%
Repurchase Agreement with JPM, (0.18)% (Collateralized by EUR 323 Bundesrepublik Deutschland, 2.50%, due 01/04/21, value EUR 364) acquired on 12/16/14, open maturity at $422, EUR	379	422

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2015

	Shares/Par †	Value
Repurchase Agreement with JPM, (0.18)% (Collateralized by EUR 725 Bundesobligation, 0.75%, due 02/24/17, value EUR 737) acquired on 12/16/14, open maturity at $832, EUR	746	832
		1,254
Nigeria - 0.0%
Repurchase Agreement with BBP, (1.25)% (Collateralized by $200 Nigeria Government International Bond, 6.38%, due 07/12/23, value $203) acquired on 01/12/15, open maturity at $184	184	184
Norway - 0.1%
Repurchase Agreement with DUB, (0.15)% (Collateralized by $500 Statoil ASA, 3.70%, due 03/01/24, value $518) acquired on 02/11/15, open maturity at $546	546	546
Portugal - 0.5%
Repurchase Agreement with JPM, (0.50)% (Collateralized by EUR 500 Portugal Obrigacoes do Tesouro OT, 4.35%, due 10/16/17, value EUR 543) acquired on 06/15/15, open maturity at $684, EUR	614	684
Repurchase Agreement with MSC, (0.35)% (Collateralized by EUR 1,300 Portugal Obrigacoes do Tesouro OT, 4.35%, due 10/16/17, value EUR 1,412) acquired on 05/05/15, open maturity at $1,708, EUR	1,532	1,708
		2,392
United Kingdom - 0.6%
Repurchase Agreement with BCL, (0.10)% (Collateralized by $1,288 Standard Chartered Plc, 5.70%, due 03/26/44, value $1,346) acquired on 04/29/15, open maturity at $1,407	1,407	1,407
Repurchase Agreement with DUB, (0.10)% (Collateralized by $340 Imperial Tobacco Finance Plc, 3.50%, due 02/11/23, value $332) acquired on 12/03/14, open maturity at $338	338	338
Repurchase Agreement with DUB, (0.15)% (Collateralized by $500 BP Capital Markets Plc, 3.81%, due 02/10/24, value $509) acquired on 02/11/15, open maturity at $529	529	529
Repurchase Agreement with MLP, (0.15)% (Collateralized by $350 Standard Chartered Plc, 5.70%, due 03/26/44, value $366) acquired on 06/02/15, open maturity at $385	385	385
		2,659
United States of America - 14.5%
Repurchase Agreement with BCL, (0.10)% (Collateralized by $500 JPMorgan Chase & Co., 4.85%, due 02/01/44, value $517) acquired on 04/30/15, open maturity at $563	563	563
Repurchase Agreement with BCL, (0.10)% (Collateralized by $540 Microsoft Corp., 2.38%, due 05/01/23, value $521 acquired on 05/15/14, open maturity at $518	518	518
Repurchase Agreement with BCL, (0.10)% (Collateralized by $550 Citigroup Inc., 5.88%, due 01/30/42, value $646) acquired on 04/30/15, open maturity at $683	683	683
Repurchase Agreement with BCL, (0.15)% (Collateralized by $1,240 EOG Resources Inc., 2.63%, due 03/15/23, value $1,192) acquired on 06/02/15, open maturity at $1,217	1,217	1,217
Repurchase Agreement with BCL, (0.15)% (Collateralized by $1,879 International Business Machines Corp., 4.00%, due 06/20/42, value $1,696) acquired on 05/07/15, open maturity at $1,762	1,762	1,762
Repurchase Agreement with BCL, (0.15)% (Collateralized by $190 Express Scripts Holding Co., 3.50%, due 06/15/24, value $186) acquired on 04/24/15, open maturity at $199	199	199
Repurchase Agreement with BCL, (0.15)% (Collateralized by $200 Apple Inc., 3.20%, due 05/13/25, value $199) acquired on 06/12/15, open maturity at $199	199	199
Repurchase Agreement with BCL, (0.15)% (Collateralized by $565 Comcast Corp., 3.38%, due 08/15/25, value $559) acquired on 06/12/15, open maturity at $559	559	559
Repurchase Agreement with BCL, (0.15)% (Collateralized by $680 Express Scripts Holding Co., 3.50%, due 06/15/24, value $667) acquired on 04/20/15, open maturity at $718	718	718
Repurchase Agreement with BCL, (0.15)% (Collateralized by $940 Kinder Morgan Inc., 4.30%, due 06/01/25, value $915) acquired on 05/18/15, open maturity at $969	969	969
Repurchase Agreement with BCL, (0.35)% (Collateralized by $200 Continental Resources Inc., 3.80%, due 06/01/24, value $183) acquired on 03/18/15, open maturity at $183	183	183
Repurchase Agreement with BCL, (1.75)% (Collateralized by $1,032 Freeport-McMoRan Inc., 3.10%, due 03/15/20, value $1,019) acquired on 05/19/15, open maturity at $1,020	1,020	1,020
Repurchase Agreement with BCL, (2.00)% (Collateralized by $520 Molson Coors Brewing Co., 3.50%, due 05/01/22, value $526) acquired on 03/17/15, open maturity at $536	536	536
Repurchase Agreement with BCL, (2.55)% (Collateralized by $2,000 Anadarko Petroleum Corp., 3.45%, due 07/15/24, value $1,976) acquired on 06/10/15, open maturity at $2,000	2,000	2,000
Repurchase Agreement with BNP, (0.81)% (Collateralized by $3,851 U.S. Treasury Note, 1.50%, due 05/31/20, value $3,827) acquired on 06/25/15, open maturity at $3,817	3,817	3,817
Repurchase Agreement with CGM, (0.10)% (Collateralized by $1,200 Goldman Sachs Group Inc., 4.80%, due 07/08/44, value $1,193) acquired on 01/12/15, open maturity at $1,311	1,311	1,311
Repurchase Agreement with CGM, (0.10)% (Collateralized by $1,667 Wachovia Capital Trust III, 5.57%, perpetual, value $1,653) acquired on 05/04/15, open maturity at $1,652	1,652	1,652

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Repurchase Agreement with CGM, (0.10)% (Collateralized by $150 Sunoco Logistics Partners Operations LP, 5.35%, due 05/15/45, value $137) acquired on 06/10/15, open maturity at $140	140	140
Repurchase Agreement with CGM, (0.10)% (Collateralized by $2,216 Morgan Stanley, 2.38%, due 07/23/19, value $2,202) acquired on 06/19/15, open maturity at $2,224	2,224	2,224
Repurchase Agreement with CGM, (0.10)% (Collateralized by $2,500 Verizon Communications Inc., 3.50%, due 11/01/24, value $2,438) acquired on 03/03/15, open maturity at $2,584	2,584	2,584
Repurchase Agreement with CGM, (0.10)% (Collateralized by $350 Freeport-McMoRan Inc., 5.45%, due 03/15/43, value $294) acquired on 06/10/15, open maturity at $299	299	299
Repurchase Agreement with CGM, (0.10)% (Collateralized by $4,095 Wells Fargo & Co., 2.13%, due 04/22/19, value $4,113) acquired on 04/29/15, open maturity at $4,146	4,146	4,146
Repurchase Agreement with CGM, (0.10)% (Collateralized by $450 Amazon.com Inc., 3.80%, due 12/05/24, value $453) acquired on 06/10/15, open maturity at $452	452	452
Repurchase Agreement with CGM, (0.10)% (Collateralized by $540 International Business Machines Corp., 3.38%, due 08/01/23, value $543) acquired on 06/01/15, open maturity at $559	559	559
Repurchase Agreement with CGM, (0.10)% (Collateralized by $625 ConocoPhillips Co., 6.50%, due 02/01/39, value $776) acquired on 03/02/15, open maturity at $863	862	862
Repurchase Agreement with CGM, (0.10)% (Collateralized by $75 Eastman Chemical Co., 3.60%, due 08/15/22, value $76) acquired on 06/10/15, open maturity at $76	76	76
Repurchase Agreement with CGM, (1.00)% (Collateralized by $140 Motorola Solutions Inc., 4.00%, due 09/01/24, value $136) acquired on 06/10/15, open maturity at $137	137	137
Repurchase Agreement with CGM, (1.75)% (Collateralized by $625 Anadarko Petroleum Corp., 3.45%, due 07/15/24, value $617) acquired on 06/02/15, open maturity at $631	631	631
Repurchase Agreement with CSI, (0.10)% (Collateralized by $1,390 Morgan Stanley, 2.38%, due 07/23/19, value $1,381) acquired on 10/08/14, open maturity at $1,390	1,390	1,390
Repurchase Agreement with CSI, (0.15)% (Collateralized by $4,095 Bank of America Corp., 2.65%, due 04/01/19, value $4,148) acquired on 04/29/15, open maturity at $4,187	4,187	4,187
Repurchase Agreement with CSI, (0.25)% (Collateralized by $675 Wachovia Capital Trust III, 5.57%, perpetual, value $669) acquired on 06/15/15, open maturity at $674	674	674
Repurchase Agreement with DUB, (0.10)% (Collateralized by $275 Noble Energy Inc., 3.90%, due 11/15/24, value $272) acquired on 11/18/14, open maturity at $273	273	273
Repurchase Agreement with DUB, (0.10)% (Collateralized by $750 Amazon.com Inc., 2.50%, due 11/29/22, value $715) acquired on 10/28/14, open maturity at $713	713	713
Repurchase Agreement with DUB, (0.15)% (Collateralized by $1,520 Goldman Sachs Group Inc., 2.55%, due 10/23/19, value $1,524) acquired on 03/30/15, open maturity at $1,554	1,554	1,554
Repurchase Agreement with DUB, (3.00)% (Collateralized by $218 Freeport-McMoRan Inc., 3.10%, due 03/15/20, value $215) acquired on 05/13/15, open maturity at $217	217	217
Repurchase Agreement with DUB, 0.08% (Collateralized by $1,209 U.S. Treasury Bond, 3.00%, due 11/15/44, value $1,177) acquired on 06/25/15, open maturity at $1,173	1,173	1,173
Repurchase Agreement with JPM, (0.10)% (Collateralized by $2,662 Citigroup Inc., 2.50%, due 07/29/19, value $2,669) acquired on 06/18/15, open maturity at $2,679	2,679	2,679
Repurchase Agreement with JPM, (0.10)% (Collateralized by $500 Bank of America Corp., 5.00%, due 01/21/44, value $521) acquired on 04/30/15, open maturity at $558	558	558
Repurchase Agreement with JPM, (0.12)% (Collateralized by $500 ConocoPhillips Co., 3.35%, due 11/15/24, value $495) acquired on 06/15/15, open maturity at $506	506	506
Repurchase Agreement with JPM, (0.15)% (Collateralized by $2,047 Wells Fargo & Co., 4.10%, due 06/03/26, value $2,052) acquired on 06/15/15, open maturity at $2,060	2,060	2,060
Repurchase Agreement with JPM, 0.16% (Collateralized by $10,870 U.S. Treasury Note, 1.75%, due 02/28/22, value $10,671) acquired on 04/06/15, open maturity at $11,006	11,006	11,006
Repurchase Agreement with MLP, (0.15)% (Collateralized by $325 Amazon.com Inc., 2.50%, due 11/29/22, value $309) acquired on 06/02/15, open maturity at $319	319	319
Repurchase Agreement with MLP, (0.18)% (Collateralized by $125 International Paper Co., 3.65%, due 06/15/24, value $123) acquired on 06/02/15, open maturity at $128	128	128
Repurchase Agreement with MLP, (0.18)% (Collateralized by $450 Morgan Stanley, 6.38%, due 07/24/42, value $554) acquired on 04/30/15, open maturity at $591	591	591
Repurchase Agreement with RBC, (0.10)% (Collateralized by $1,000 PepsiCo Inc., 2.75%, due 04/30/25, value $958) acquired on 06/09/15, open maturity at $958	957	957
Repurchase Agreement with RBC, (0.10)% (Collateralized by $1,110 Goldman Sachs Group Inc., 5.15%, due 05/22/45, value $1,075) acquired on 05/27/15, open maturity at $1,132	1,132	1,132
Repurchase Agreement with RBC, (0.10)% (Collateralized by $1,600 Abbott Laboratories, 2.95%, due 03/15/25, value $1,540) acquired on 06/15/15, open maturity at $1,564	1,564	1,564

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Repurchase Agreement with RBC, (0.10)% (Collateralized by $150 CDW LLC, 5.00%, due 09/01/23, value $148) acquired on 06/15/15, open maturity at $153	153	153
Repurchase Agreement with RBC, (0.10)% (Collateralized by $180 MarkWest Energy Partners LP, 4.88%, due 06/01/25, value $177) acquired on 06/29/15, open maturity at $178	178	178
Repurchase Agreement with RBC, (0.10)% (Collateralized by $2,480 Verizon Communications Inc., 3.50%, due 11/01/24, value $2,418) acquired on 05/27/15, open maturity at $2,492	2,492	2,492
Repurchase Agreement with RBC, (0.10)% (Collateralized by $300 Merck & Co. Inc., 2.75%, due 02/10/25, value $288) acquired on 03/24/15, open maturity at $302	302	302
Repurchase Agreement with RBC, (0.10)% (Collateralized by $300 Oracle Corp., 2.95%, due 05/15/25, value $289) acquired on 05/05/15, open maturity at $296	296	296
Repurchase Agreement with RBC, (0.10)% (Collateralized by $350 Seagate HDD Cayman, 4.75%, due 06/01/23, value $357) acquired on 04/29/15, open maturity at $380	380	380
Repurchase Agreement with RBC, (0.10)% (Collateralized by $450 CVS Health Corp., 2.75%, due 12/01/22, value $435) acquired on 06/03/15, open maturity at $439	439	439
Repurchase Agreement with RBC, (0.10)% (Collateralized by $550 Microsoft Corp., 2.70%, due 02/12/25, value $530) acquired on 05/01/15, open maturity at $547	547	547
Repurchase Agreement with RBC, (0.10)% (Collateralized by $615 ConocoPhillips Co., 6.50%, due 02/01/39, value $764) acquired on 06/03/15, open maturity at $790	790	790
Repurchase Agreement with RBC, (0.10)% (Collateralized by $625 PepsiCo Inc., 5.50%, due 01/15/40, value $712) acquired on 06/08/15, open maturity at $741	741	741
Repurchase Agreement with RBC, (0.10)% (Collateralized by $80 Nabors Industries Inc., 5.00%, due 09/15/20, value $83) acquired on 03/19/15, open maturity at $80	80	80
Repurchase Agreement with RBC, (0.25)% (Collateralized by $1,287 Time Warner Cable Inc., 4.50%, due 09/15/42, value $1,062) acquired on 06/01/15, open maturity at $1,133	1,133	1,133
Repurchase Agreement with RBC, (1.00)% (Collateralized by $625 Diamond Offshore Drilling Inc., 4.88%, due 11/01/43, value $501) acquired on 03/18/15, open maturity at $542	542	542
		69,770
Total Short Term Investments (cost $125,537)		125,368

Total Investments - 116.6% (cost $579,541)		560,603
Total Securities Sold Short - (16.2%) (proceeds $79,727)		(78,113)
Other Assets and Liabilities, Net - (0.4%)		(1,747)
Total Net Assets - 100.0%		$480,743

SECURITIES SOLD SHORT - 16.2%

CORPORATE BONDS AND NOTES - 12.1%

BELGIUM - 0.6%
Anheuser-Busch InBev Finance Inc., 3.70%, 02/01/24	2,608	$2,671
CANADA - 0.9%
Potash Corp. of Saskatchewan Inc., 5.63%, 12/01/40	1,151	1,278
Royal Bank of Canada, 2.15%, 03/15/19	3,146	3,170
		4,448
FRANCE - 0.1%
Total Capital International SA, 3.75%, 04/10/24	500	518
NORWAY - 0.1%
Statoil ASA, 3.70%, 03/01/24	500	518
UNITED KINGDOM - 0.5%
BP Capital Markets Plc, 3.81%, 02/10/24	500	509
Imperial Tobacco Finance Plc, 3.50%, 02/11/23 (c)	340	332
Standard Chartered Plc, 5.70%, 03/26/44 (c)	1,638	1,712
		2,553
UNITED STATES OF AMERICA - 9.9%
Abbott Laboratories, 2.95%, 03/15/25	1,600	1,540
Amazon.com Inc.
2.50%, 11/29/22	1,075	1,024
3.80%, 12/05/24	450	453
Anadarko Petroleum Corp., 3.45%, 07/15/24	2,625	2,593
Apple Inc., 3.20%, 05/13/25	200	199
Bank of America Corp.
2.65%, 04/01/19	4,095	4,148
5.00%, 01/21/44	500	521
CDW LLC, 5.00%, 09/01/23	150	148
Citigroup Inc.
2.50%, 07/29/19	2,662	2,669
5.88%, 01/30/42	550	646
Comcast Corp., 3.38%, 08/15/25	565	559
ConocoPhillips Co.
3.35%, 11/15/24	500	495
6.50%, 02/01/39	1,240	1,540
Continental Resources Inc., 3.80%, 06/01/24	200	183
CVS Health Corp., 2.75%, 12/01/22	450	435
Diamond Offshore Drilling Inc., 4.88%, 11/01/43	625	501
EOG Resources Inc., 2.63%, 03/15/23	1,240	1,192
Freeport-McMoRan Inc.
3.10%, 03/15/20	1,250	1,234
5.45%, 03/15/43	350	293
Goldman Sachs Group Inc.
2.55%, 10/23/19	1,520	1,524
4.80%, 07/08/44	1,200	1,193
5.15%, 05/22/45	1,110	1,075
International Business Machines Corp.
3.38%, 08/01/23	540	543
4.00%, 06/20/42	1,879	1,696
International Paper Co., 3.65%, 06/15/24	125	123
JPMorgan Chase & Co., 4.85%, 02/01/44	500	517
Kinder Morgan Inc., 4.30%, 06/01/25	630	613
LyondellBasell Industries NV, 5.75%, 04/15/24	250	285
MarkWest Energy Partners LP, 4.88%, 06/01/25	180	177
Merck & Co. Inc., 2.75%, 02/10/25	300	288
Microsoft Corp., 2.70%, 02/12/25	550	530
Molson Coors Brewing Co., 3.50%, 05/01/22	520	526

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Morgan Stanley
2.38%, 07/23/19	1,896	1,884
6.38%, 07/24/42	450	554
Noble Energy Inc., 3.90%, 11/15/24	275	272
Oracle Corp., 2.95%, 05/15/25	300	289
PepsiCo Inc.
2.75%, 04/30/25	1,000	958
5.50%, 01/15/40	625	712
Reynolds American Inc., 4.45%, 06/12/25	350	357
Seagate HDD Cayman, 4.75%, 06/01/23	350	357
Sunoco Logistics Partners Operations LP, 5.35%, 05/15/45	150	137
Time Warner Cable Inc., 4.50%, 09/15/42	1,287	1,062
Verizon Communications Inc., 3.50%, 11/01/24	4,980	4,856
Wachovia Capital Trust III, 5.57%, (callable at 100 beginning 06/15/25) (h)	2,342	2,322
Wells Fargo & Co., 2.13%, 04/22/19	4,095	4,113
Other Securities		260
		47,596
Total Corporate Bonds and Notes (proceeds $59,532)		58,304

GOVERNMENT AND AGENCY OBLIGATIONS - 4.1%

ECUADOR - 0.0%
Ecuador Government International Bond, 7.95%, 06/20/24 (e)	200	180

GERMANY - 0.3%
Bundesobligation, 0.75%, 02/24/17, EUR	725	822
Bundesrepublik Deutschland, 2.50%, 01/04/21, EUR	323	406
		1,228
NIGERIA - 0.0%
Nigeria Government International Bond, 6.38%, 07/12/23 (e)	200	203

PORTUGAL - 0.5%
Portugal Obrigacoes do Tesouro OT, 4.35%, 10/16/17, EUR	1,800	2,180

UNITED STATES OF AMERICA - 3.3%
U.S. Treasury Bond, 3.00%, 11/15/44	1,209	1,177
U.S. Treasury Note
1.50%, 05/31/20	4,196	4,170
1.75%, 02/28/22	10,870	10,671
		16,018
Total Government and Agency Obligations (proceeds $20,195)		19,809
Total Securities Sold Short - 16.2% (proceeds $79,727)		$78,113

Long Investments Portfolio Composition:	Percentage of Total Long Investments
Financials	24.1%
Non-U.S. Government Agency ABS	10.2
Consumer Discretionary	9.2
Government Securities	7.0
Health Care	6.2
Telecommunication Services	5.3
Information Technology	4.0
Industrials	3.4
Materials	2.6
Energy	2.4
Utilities	2.0
Consumer Staples	0.9
Purchased Options	0.2
Investment Companies	0.1
Short Term Investments	22.4
Total Long Investments	100.0%

Short Investments Portfolio Composition:	Percentage of Total Short Investments
Financials	38.6%
Government Securities	25.4
Energy	11.9
Telecommunication Services	6.2
Information Technology	4.8
Consumer Staples	4.2
Materials	4.2
Consumer Discretionary	4.0
Health Care	2.5
Total Short Investments	100.0%

(a)	The Fund had an unfunded loan commitment relating to this security at June 30, 2015. See Unfunded Commitments in the Notes to Financial Statements.
(b)	Non-income producing security.
(c)

The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended (“1933 Act”), to be liquid based on procedures approved by the Trust’s Board of Trustees. As of June 30, 2015, the aggregate value of these liquid securities was $74,002 for long term investments and ($2,044) for securities sold short which represented 15.4% and (0.4%) of net assets, respectively.

(d)	Variable rate securities. Rate stated was in effect as of June 30, 2015.
(e)	Security is restricted to resale to institutional investors. See Restricted Securities in these Schedules of Investments.
(f)

Security fair valued in good faith in accordance with the procedures approved by the Trust’s Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for FASB ASC Topic 820 “Fair Value Measurements and Disclosures” based on the applicable valuation inputs. See FASB ASC Topic 820 “Fair Value Measurement” in the Notes to Financial Statements.

(g)	Security issued with a zero coupon. Income is recognized through the accretion of discount.
(h)	Perpetual security.
(i)	Pay-in-kind security. The coupon interest earned by the security may be paid in cash or additional par.
(j)	Convertible security.
(k)	The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the Trust’s Board of Trustees.
(l)	Security is a “step-up” bond where the coupon may increase or step up at a future date. Rate stated was the coupon as of June 30, 2015.
(m)	Treasury inflation indexed note, par amount is adjusted for inflation.
(n)	All or a portion of the investment was purchased on a delayed delivery basis. As of June 30, 2015, the total cost of investments purchased on a delayed delivery basis was $967.
(o)	This variable rate senior loan will settle after June 30, 2015, at which time the interest rate will be determined.
(p)	Investment in affiliate.
(q)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2015.

See accompanying Notes to Financial Statements.

Restricted Securities - The Fund invests in securities that are restricted under the 1933 Act or which are subject to legal, contractual, or other agreed upon restrictions on resale. Restricted securities are often purchased in private placement transactions and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act.  As of June 30, 2015, the Fund held investments in restricted securities, excluding certain securities exempt from registration under the 1933 Act which are deemed to be liquid, as follows:

	Initial Acquisition Date	Cost	Value	Percent of Net Assets
ALME Loan Funding, 1.48%, 08/15/27	06/06/2014	$947	$773	0.2%
ALME Loan Funding, 5.18%, 08/15/27	06/06/2014	409	335	0.1
ALME Loan Funding, 5.93%, 08/15/27	06/06/2014	327	255	0.1
APERAM, 0.63%, 07/08/21	06/30/2014	800	936	0.2
AXA SA, 3.88%, callable at 100 beginning 10/08/25	05/19/2014	681	550	0.1
Abengoa Finance SAU, 6.00%, 03/31/21	11/25/2014	692	659	0.1
Abengoa Greenfield SA, 5.50%, 10/01/19	03/30/2015	175	174	—
Achmea BV, 6.00%, 04/04/43	07/09/2013	272	249	0.1
Allied Irish Banks Plc, 2.75%, 04/16/19	04/10/2014	2,439	2,149	0.4
Altice Financing SA, 5.25%, 02/15/23	02/03/2015	428	422	0.1
Altice SA, 6.25%, 02/15/25	02/02/2015	493	462	0.1
Altice SA, 7.25%, 05/15/22	04/24/2014	1,463	1,255	0.3
Annington Finance No. 5 Plc, 13.00%, 01/15/23	08/19/2014	640	626	0.1
Arbour CLO Ltd., 5.01%, 06/16/27	05/19/2014	457	365	0.1
Arbour CLO Ltd., 5.76%, 06/16/27	05/19/2014	454	337	0.1
Ardagh Packaging Finance Plc, 4.25%, 01/15/22	06/23/2014	586	518	0.1
Ares XXV CLO Ltd., 3.42%, 01/17/24	10/04/2013	249	250	0.1
Arianna SPV Srl, 3.60%, 04/20/19	02/24/2014	1,838	1,515	0.3
Aroundtown Property Holdings Plc, 3.00%, 05/05/20	04/29/2015	1,261	1,406	0.3
Aroundtown Property Holdings Plc, 3.00%, 12/09/21	05/04/2015	836	829	0.2
Atalaya Luxco, 11.50%, 05/30/20	05/29/2014	1,282	1,093	0.2
Atrium European Real Estate Ltd., 4.00%, 04/20/20	05/03/2013	703	635	0.1
Avoca CLO XI Ltd., 1.41%, 07/15/27	05/12/2014	1,513	1,226	0.3
Avoca CLO XIII Ltd., 5.69%, 12/29/27	12/22/2014	291	279	0.1
Avoca CLO XIV Ltd., 0.00%, 07/12/28	05/19/2015	403	383	0.1
Avoca CLO XIV Ltd., 4.81%, 07/12/28	05/19/2015	112	106	—
Avoca CLO XIV Ltd., 5.81%, 07/12/28	05/19/2015	105	98	—
BNP Paribas SA, 2.62%, 10/14/27	10/07/2014	1,322	1,147	0.2
BPE Financiaciones SA, 2.00%, 02/03/20	01/13/2015	2,889	2,718	0.6
Banca Monte dei Paschi di Siena SpA, 2.88%, 04/16/21	04/16/2014	1,593	1,391	0.3
Banca Monte dei Paschi di Siena SpA, 2.88%, 07/16/24	07/09/2014	1,671	1,503	0.3
Banca Monte dei Paschi di Siena SpA, 3.63%, 04/01/19	04/02/2015	756	742	0.2
Banco Bilbao Vizcaya Argentaria SA, 6.75%, callable at 100 beginning 02/18/20	02/11/2015	453	443	0.1
Banco Bilbao Vizcaya Argentaria SA, 7.00%, callable at 100 beginning 02/19/19	02/12/2014	1,265	1,116	0.2
Banco Bilbao Vizcaya Argentaria SA, 9.00%, callable at 100 beginning 05/09/18	12/02/2013	622	645	0.1
Banco Espirito Santo SA, 2.63%, 05/08/17	07/14/2014	517	433	0.1
Banco Espirito Santo SA, 4.00%, 01/21/19	07/24/2014	2,335	2,219	0.5
Banco Espirito Santo SA, 4.75%, 01/15/18	07/11/2014	1,166	1,018	0.2
Banco Popolare SC, 3.50%, 03/14/19	03/07/2014	2,886	2,700	0.6
Banco Popular Espanol SA, 8.25%, callable at 100 beginning 04/10/20	02/06/2015	456	442	0.1
Banco Popular Espanol SA, 11.50%, callable at 100 beginning 10/10/18	10/04/2013	958	868	0.2
Banco Santander SA, 6.25%, callable at 100 beginning 03/12/19	03/06/2014	1,235	1,093	0.2
Bank of Ireland, 1.25%, 04/09/20	03/03/2015	642	622	0.1
Bank of Ireland, 3.25%, 01/15/19	01/15/2014	1,593	1,362	0.3
Bank of Ireland, 4.25%, 06/11/24	07/16/2014	3,590	3,300	0.7
Bank of Ireland, 7.38%, callable at 100 beginning 06/18/20	06/12/2015	478	472	0.1
Bankia SA, 3.50%, 01/17/19	01/10/2014	3,256	2,786	0.6
Bankia SA, 4.00%, 05/22/24	05/16/2014	5,748	5,196	1.1
Bayer AG, 2.38%, 04/02/75	03/31/2015	1,130	1,110	0.2
Bayerische Landesbank, 0.80%, 02/07/19	05/08/2013	735	627	0.1
Belden Inc., 5.50%, 04/15/23	01/06/2015	526	468	0.1
Berica PMI, 2.39%, 05/31/57	07/15/2014	604	520	0.1
Bertelsmann SE & Co. KGaA, 3.50%, 04/23/75	04/17/2015	432	407	0.1
Bilbao Luxembourg SA, 10.50%, 12/01/18	10/18/2013	446	383	0.1
Blackstone CQP Holdco LP, 9.30%, 03/31/19	03/18/2014	675	690	0.1
Boparan Finance Plc, 4.38%, 07/15/21	11/19/2014	117	107	—
CE Energy A/S, 7.00%, 02/01/21	02/03/2014	452	385	0.1
CNH Industrial Finance Europe SA, 2.75%, 03/18/19	03/14/2014	1,082	935	0.2
CVC Cordatus Loan Fund III Ltd., 1.52%, 07/08/27	03/28/2014	1,754	1,427	0.3
CaixaBank SA, 4.50%, 11/22/16	11/13/2013	1,478	1,114	0.2
CaixaBank SA, 5.00%, 11/14/23	10/14/2014	1,217	1,067	0.2
Care UK Health & Social Care Plc, 5.57%, 07/15/19	05/14/2015	151	152	—
Cemex SAB de CV, 4.38%, 03/05/23	02/27/2015	194	185	—

See accompanying Notes to Financial Statements.

	Initial Acquisition Date	Cost	Value	Percent of Net Assets
Cemex SAB de CV, 4.75%, 01/11/22	09/05/2014	$1,002	$900	0.2%
Centrica Plc, 3.00%, 04/10/76	04/02/2015	1,004	997	0.2
Centrica Plc, 5.25%, 04/10/75	04/02/2015	701	718	0.1
Cirsa Funding Luxembourg SA, 5.88%, 05/15/23	04/29/2015	2,103	2,059	0.4
Coventry Building Society, 6.37%, callable at 100 beginning 10/08/25	06/20/2014	341	302	0.1
Credit Agricole Assurances SA, 4.25%, callable at 100 beginning 01/13/25	01/09/2015	1,886	1,712	0.4
Credit Agricole SA, 2.63%, 03/17/27	03/12/2015	597	560	0.1
Credit Suisse AG, 5.75%, 09/18/25	11/01/2013	390	347	0.1
Croatia Government International Bond, 3.88%, 05/30/22	09/04/2014	158	134	—
Debenhams Plc, 5.25%, 07/15/21	07/02/2014	339	310	0.1
Deutsche Annington Finance BV, 4.00%, callable at 100 beginning 12/17/21	12/11/2014	747	665	0.1
Deutsche Bank AG, 2.75%, 02/17/25	02/11/2015	310	288	0.1
Electricite de France, 5.00%, callable at 100 beginning 01/22/26	01/16/2014	1,291	1,161	0.2
Enel SpA, 6.50%, 01/10/74	11/10/2014	683	608	0.1
Enterprise Funding Ltd., 3.50%, 09/10/20	09/06/2013	467	442	0.1
Euro-Galaxy IV CLO, 3.42%, 07/30/28	05/26/2015	294	298	0.1
Euro-Galaxy IV CLO, 4.57%, 07/30/28	05/26/2015	382	387	0.1
Euro-Galaxy IV CLO, 6.32%, 07/30/28	05/26/2015	397	402	0.1
FGA Capital Ireland Plc, 2.63%, 04/17/19	04/10/2014	587	489	0.1
FTE Verwaltungs GmbH, 9.00%, 07/15/20	11/11/2013	603	509	0.1
Faurecia, 3.13%, 06/15/22	05/21/2015	135	133	—
Gas Natural Fenosa Finance BV, 3.38%, callable at 100 beginning 04/24/24	04/22/2015	1,702	1,617	0.3
Gas Natural Fenosa Finance BV, 4.12%, callable at 100 beginning 11/18/22	11/13/2014	497	443	0.1
Gates Global LLC, 5.75%, 07/15/22	08/22/2014	131	103	—
German Residential Funding Plc, 4.14%, 08/27/18	06/14/2013	752	650	0.1
HSH Nordbank AG, 0.83%, 02/14/17	05/03/2013	1,593	1,208	0.2
Harvest CLO I SA, 1.34%, 03/28/29	02/26/2015	488	478	0.1
Harvest CLO XI, 0.00%, 03/28/29	02/26/2015	970	949	0.2
Harvest CLO XI, 5.34%, 03/28/29	02/26/2015	297	311	0.1
Hellenic Republic Government Bond, 3.00%, 02/24/24	01/15/2015	214	133	—
Hema Bondco I BV, 6.25%, 06/15/19	08/07/2014	642	555	0.1
House of Fraser Funding Plc, 8.88%, 08/15/18	05/03/2013	578	595	0.1
Indonesia Government International Bond, 2.88%, 07/08/21	09/05/2014	344	292	0.1
Indonesia Government International Bond, 6.75%, 01/15/44	09/04/2014	355	336	0.1
Intesa Sanpaolo SpA, 3.50%, 01/17/22	02/12/2014	857	749	0.2
Intesa Sanpaolo SpA, 3.93%, 09/15/26	01/09/2015	739	674	0.1
Intesa Sanpaolo SpA, 6.63%, 09/13/23	01/12/2015	1,175	1,073	0.2
Intralot Capital Luxembourg SA, 6.00%, 05/15/21	04/01/2015	483	476	0.1
Intralot Finance Luxembourg SA, 9.75%, 08/15/18	08/02/2013	918	773	0.2
Jubilee CDO BV, 1.41%, 04/15/27	05/09/2014	1,446	1,171	0.2
LGE HoldCo VI BV, 7.13%, 05/15/24	01/13/2015	1,811	1,697	0.4
Lion/Seneca France 2, 7.88%, 04/15/19	04/21/2014	746	519	0.1
Lloyds Banking Group Plc, 6.37%, callable at 100 beginning 06/27/20	04/03/2014	1,822	1,578	0.3
Mahle GmbH, 2.50%, 05/14/21	05/12/2014	158	131	—
Mediobanca SpA, 2.25%, 03/18/19	03/12/2014	1,281	1,052	0.2
Merck KGaA, 2.62%, 12/12/74	12/09/2014	462	425	0.1
North Westerly CLO IV BV, 0.00%, 01/15/26	12/13/2013	675	488	0.1
North Westerly CLO IV BV, 1.62%, 01/15/26	12/12/2013	3,019	2,455	0.5
Numericable Group SA, 5.38%, 05/15/22	04/24/2014	824	730	0.1
Numericable Group SA, 5.63%, 05/15/24	04/24/2014	1,992	1,848	0.4
Obrascon Huarte Lain SA, 5.50%, 03/15/23	03/20/2015	498	455	0.1
Orange SA, 4.00%, callable at 100 beginning 10/01/21	09/25/2014	222	198	—
Orange SA, 4.25%, callable at 100 beginning 02/07/20	11/07/2014	130	116	—
Orange SA, 5.00%, callable at 100 beginning 10/01/26	09/25/2014	1,127	1,005	0.2
Paragon Mortgages No. 13 Plc, 0.46%, 01/15/39	08/22/2013	539	559	0.1
Pension Insurance Corp. Plc, 6.50%, 07/03/24	06/27/2014	295	274	0.1
Petroleos de Venezuela SA, 5.25%, 04/12/17	09/05/2014	278	164	—
Petroleos de Venezuela SA, 6.00%, 11/15/26	10/24/2014	142	106	—
Pfleiderer GmbH, 7.88%, 08/01/19	11/03/2014	306	289	0.1
Play Finance 1 SA, 6.50%, 08/01/19	01/27/2014	424	360	0.1
PortAventura Entertainment Barcelona BV, 7.25%, 12/01/20	08/28/2014	553	483	0.1
Portugal Government International Bond, 5.13%, 10/15/24	07/03/2014	720	740	0.2
Punch Taverns Finance Plc, 0.57%, 07/15/21	12/19/2014	885	845	0.2
Punch Taverns Finance Plc, 6.07%, 10/15/27	10/09/2014	863	784	0.2
Ecuador Government International Bond, 7.95%, 06/20/24	01/13/2015	(164)	(181)	—
Nigeria Government International Bond, 6.38%, 07/12/23	01/13/2015	(185)	(203)	—
Republic of Serbia, 5.88%, 12/03/18	09/04/2014	336	336	0.1

See accompanying Notes to Financial Statements.

	Initial Acquisition Date	Cost	Value	Percent of Net Assets
Rhino Bondco SpA, 7.25%, 11/15/20	12/10/2014	$1,265	$1,187	0.2%
Russia Government International Bond, 7.50%, 03/31/30	10/22/2014	349	366	0.1
SGD Group SAS, 5.63%, 05/15/19	04/16/2014	554	492	0.1
SSE Plc, 3.88%, callable at 100 beginning 09/10/20	02/25/2015	578	570	0.1
Samvardhana Motherson Automotive Systems Group BV, 4.13%, 07/15/21	08/20/2014	592	512	0.1
Santander Issuances SAU, 2.50%, 03/18/25	03/06/2015	878	832	0.2
Santander UK Group Holdings Plc, 7.38%, callable at 100 beginning 06/24/22	06/04/2015	732	742	0.2
Schaeffler Finance BV, 3.25%, 05/15/25	03/30/2015	258	252	0.1
Schaeffler Holding Finance BV, 5.75%, 11/15/21	10/22/2014	602	564	0.1
Silk Bidco AS, 7.50%, 02/01/22	02/03/2015	629	632	0.1
Slovenia Government Bond, 4.63%, 09/09/24	09/04/2014	365	317	0.1
Snai SpA, 7.63%, 06/15/18	11/29/2013	231	195	—
Societe Generale SA, 2.63%, 02/27/25	02/24/2015	795	727	0.1
Sorrento Park CLO Ltd., 6.24%, 11/16/27	11/03/2014	281	264	0.1
St. Pauls CLO Ltd., 1.40%, 04/25/28	03/27/2014	2,064	1,674	0.3
Stork Technical Services Holdco BV, 11.00%, 08/15/17	04/15/2015	174	184	—
TA Manufacturing Ltd., 3.63%, 04/15/23	03/27/2015	163	163	—
TAGUS-Sociedade de Titularizacao de Creditos SA, 2.98%, 02/16/18	03/27/2014	1,855	1,519	0.3
THOM Europe SAS, 7.38%, 07/15/19	10/20/2014	404	388	0.1
TMF Group Holding BV, 9.88%, 12/01/19	06/26/2013	423	381	0.1
Telecom Italia Finance SA, 6.13%, 11/15/16	11/11/2013	4,008	4,865	1.0
Telefonica Europe BV, 4.20%, callable at 100 beginning 12/04/19	11/28/2014	1,682	1,586	0.3
Telefonica Europe BV, 5.00%, callable at 100 beginning 03/31/20	11/07/2014	997	928	0.2
Telefonica Europe BV, 5.87%, callable at 100 beginning 03/31/24	03/30/2015	249	236	—
Telefonica SA, 6.00%, 07/24/17	08/04/2014	1,353	1,348	0.3
Total SA, 2.25%, callable at 100 beginning 02/26/21	02/20/2015	386	367	0.1
Total SA, 2.62%, callable at 100 beginning 02/26/25	02/20/2015	153	140	—
UBS AG, 4.75%, 05/22/23	05/16/2013	300	302	0.1
UBS AG, 4.75%, 02/12/26	02/07/2014	1,222	1,105	0.2
UBS AG, 5.13%, 05/15/24	05/09/2014	774	766	0.2
UBS Group AG, 5.75%, callable at 100 beginning 02/09/22	02/17/2015	285	282	0.1
UBS Group AG, 7.00%, callable at 100 beginning 02/19/25	02/17/2015	225	228	—
UPCB Finance IV Ltd., 4.00%, 01/15/27	04/02/2015	969	943	0.2
UniCredit SpA, 3.25%, 01/14/21	01/08/2014	2,143	1,871	0.4
UniCredit SpA, 5.75%, 10/28/25	10/22/2013	4,330	3,995	0.8
UniCredit SpA, 6.75%, callable at 100 beginning 09/10/21	10/20/2014	243	216	—
UniCredit SpA, 6.95%, 10/31/22	05/24/2013	855	798	0.2
Unione di Banche Italiane SCpA, 2.88%, 02/18/19	02/11/2014	1,227	1,040	0.2
Unitymedia Hessen GmbH & Co. KG, 4.00%, 01/15/25	12/04/2014	1,841	1,750	0.4
Unitymedia Hessen GmbH & Co. KG, 5.63%, 04/15/23	08/07/2014	128	108	—
Unitymedia Hessen GmbH & Co. KG, 6.25%, 01/15/29	08/07/2014	1,281	1,253	0.3
VRX Escrow Corp., 4.50%, 05/15/23	03/16/2015	1,847	1,873	0.4
Venezuela Government International Bond, 11.75%, 10/21/26	09/04/2014	86	43	—
Virgin Media Secured Finance Plc, 6.00%, 04/15/21	08/07/2014	162	154	—
Virgin Media Secured Finance Plc, 6.25%, 03/28/29	04/28/2015	815	812	0.2
Volkswagen International Finance NV, 3.50%, callable at 100 beginning 03/20/30	03/18/2015	1,175	1,148	0.2
Volkswagen International Finance NV, 5.50%, 11/09/15	01/03/2014	4,585	4,410	0.9
Volvo Treasury AB, 4.20%, 06/10/75	12/04/2014	530	497	0.1
Vougeot Bidco Plc, 7.88%, 07/15/20	07/17/2013	868	929	0.2
Voyage Care Bondco Plc, 11.00%, 02/01/19	02/11/2014	781	750	0.2
Wind Acquisition Finance SA, 4.00%, 07/15/20	06/25/2014	2,260	1,949	0.4
XPO Logistics Inc., 5.75%, 06/15/21	06/08/2015	337	329	0.1
Xefin Lux SCA, 3.74%, 06/01/19	05/22/2014	965	787	0.2
ZF North America Capital Inc., 2.25%, 04/26/19	04/21/2015	321	332	0.1
ZF North America Capital Inc., 2.75%, 04/27/23	04/21/2015	426	421	0.1
Ziggo Bond Finance BV, 4.63%, 01/15/25	01/16/2015	530	497	0.1
		$168,168	$153,957	32.1%

Schedule of Written Options

	Expiration Date	Exercise Price	Contracts/Notional	Value
Index Options
iTraxx Europe Main Series 23 Put Option, CIT	07/15/2015	375.00	6,500,000	$(32)
iTraxx Europe Main Series 23 Put Option, CIT	07/15/2015	325.00	6,500,000	(81)
iTraxx Europe Main Series 23 Put Option, GSC	08/19/2015	425.00	4,300,000	(29)

See accompanying Notes to Financial Statements.

	Expiration Date	Exercise Price	Contracts/Notional	Value
Index Options (continued)
iTraxx Europe Main Series 23 Put Option, JPM	08/19/2015	375.00	5,800,000	$(69)
iTraxx Europe Main Series 23 Put Option, JPM	08/19/2015	85.00	10,800,000	(35)
			33,900,000	$(246)

Options on Securities
American Airlines Inc. Put Option	07/17/2015	35.00	85	$(1)
CBOE Volatility Index Call Option	07/22/2015	20.00	240	(34)
Citigroup Inc. Put Option	07/17/2015	51.00	65	(2)
eBay Inc. Put Option	07/10/2015	56.00	85	—
Emerson Electric Co. Call Option	07/17/2015	65.00	80	—
Hydrogenics Corp. Put Option	07/17/2015	86.00	250	(4)
Hydrogenics Corp. Put Option	08/21/2015	84.00	125	(4)
iShares Russell 2000 ETF Put Option	07/02/2015	118.00	80	—
iShares Russell 2000 ETF Put Option	07/17/2015	113.00	80	(2)
iShares Russell 2000 ETF Put Option	07/17/2015	118.00	80	(4)
Market Vectors Semiconductor ETF Put Option	07/17/2015	53.00	85	(4)
Micron Technology Inc. Put Option	07/17/2015	16.00	85	(1)
PowerShares QQQ Trust Put Option	07/17/2015	104.00	80	(6)
PowerShares QQQ Trust Put Option	07/17/2015	102.00	85	(4)
PowerShares QQQ Trust Put Option	07/31/2015	100.00	85	(4)
PowerShares QQQ Trust Put Option	07/31/2015	102.00	80	(7)
SPDR Consumer Discretionary Fund Put Option	07/02/2015	71.00	85	(1)
SPDR Health Care Fund Put Option	07/02/2015	70.00	85	—
SPDR Health Care Fund Put Option	07/17/2015	71.00	80	(3)
SPDR Health Care Fund Put Option	07/31/2015	70.50	80	(3)
SPDR S&P 500 ETF Trust Put Option	07/17/2015	195.00	80	(6)
SPDR S&P 500 ETF Trust Put Option	07/31/2015	197.00	105	(16)
			2,185	$(106)

Summary of Written Options

	Contracts/ Notional	Premiums
Options outstanding at December 31, 2014	302	$19
Options written during the period	33,906,048	448
Options closed during the period	(1,574)	(81)
Options expired during the period	(2,591)	(128)
Options outstanding at June 30, 2015	33,902,185	$258

Schedule of Exchange Traded Futures Options

	Expiration Date	Exercise Price		Variation Margin Payable	Contracts Purchased	Unrealized Appreciation
Euro-Bund Put Option	08/21/2015	EUR	153.00	(7)	37	$47

Schedule of Open Futures Contracts

	Expiration	Contracts Long / (Short)	Unrealized Appreciation / (Depreciation)
90-Day Eurodollar Future	December 2016	(15)	$(12)
Euro STOXX 50 Future	September 2015	83	(169)
Euro-Bobl Future	September 2015	(232)	156
Euro-Bund Future	September 2015	(187)	531
Euro-Schatz Future	September 2015	(73)	2
German Stock Index Future	September 2015	1	—
NASDAQ 100 E-Mini Future	September 2015	(10)	7
Russell 2000 Mini Index Future	September 2015	(6)	(2)
S&P 500 E-Mini Index Future	September 2015	(10)	11
U.K. Long Gilt Future	September 2015	(15)	30

See accompanying Notes to Financial Statements.

	Expiration	Contracts Short	Unrealized Appreciation / (Depreciation)
U.S. Treasury Long Bond Future	September 2015	(7)	$21
U.S. Treasury Note Future, 10-Year	September 2015	(52)	58
U.S. Treasury Note Future, 5-Year	September 2015	(34)	(2)
Ultra Long Term U.S. Treasury Bond Future	September 2015	(27)	125
			$756

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
AUD/USD	07/21/2015	BCL	AUD	594	$458	$3
EUR/USD	07/21/2015	BOA	EUR	1,851	2,064	74
EUR/USD	07/21/2015	UBS	EUR	660	736	11
EUR/USD	07/21/2015	BOA	EUR	5,000	5,576	(34)
EUR/USD	07/21/2015	SCB	EUR	1,729	1,928	(24)
EUR/USD	07/21/2015	GSC	EUR	3,532	3,938	(9)
EUR/USD	07/21/2015	GSC	EUR	1,999	2,229	4
USD/CAD	07/21/2015	MSC	CAD	(31)	(25)	1
USD/EUR	07/21/2015	UBS	EUR	(45,543)	(50,787)	(1,774)
USD/EUR	07/21/2015	BCL	EUR	(2,429)	(2,709)	(92)
USD/EUR	07/21/2015	GSC	EUR	(15,320)	(17,084)	(408)
USD/EUR	07/21/2015	BOA	EUR	(300)	(334)	(8)
USD/EUR	07/21/2015	GSC	EUR	(4,295)	(4,789)	59
USD/EUR	07/21/2015	BOA	EUR	(7,120)	(7,939)	91
USD/EUR	07/21/2015	SCB	EUR	(798)	(890)	4
USD/EUR	07/21/2015	HSB	EUR	(855)	(953)	18
USD/EUR	07/21/2015	JPM	EUR	(752)	(839)	(18)
USD/EUR	09/03/2015	DUB	EUR	(90,000)	(100,426)	(1,466)
USD/EUR	09/03/2015	CIT	EUR	(8,000)	(8,927)	(127)
USD/GBP	07/21/2015	BCL	GBP	(6,176)	(9,703)	(571)
USD/GBP	07/21/2015	MSC	GBP	(930)	(1,461)	(70)
USD/GBP	09/03/2015	CIT	GBP	(5,000)	(7,853)	(213)
					$(197,790)	$(4,549)

Schedule of Interest Rate Swap Agreements

Counterparty	Floating Rate Index	Fund Paying / Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount (1)	Unrealized Appreciation / (Depreciation)
Centrally Cleared Interest Rate Swap Agreements
N/A	3-Month LIBOR	Receiving	1.03%	04/07/2017	600	$(2)
N/A	3-Month LIBOR	Receiving	1.01%	04/28/2017	600	(2)
N/A	3-Month LIBOR	Receiving	0.92%	05/16/2017	290	—
N/A	3-Month LIBOR	Receiving	1.10%	01/26/2018	260	—
N/A	3-Month LIBOR	Receiving	1.02%	01/30/2018	700	2
N/A	3-Month LIBOR	Paying	1.25%	02/13/2018	240	1
N/A	3-Month LIBOR	Receiving	1.25%	02/13/2018	440	(2)
N/A	3-Month LIBOR	Receiving	1.24%	05/14/2018	330	—
N/A	3-Month LIBOR	Receiving	1.89%	09/11/2019	290	(4)
N/A	3-Month LIBOR	Receiving	1.78%	12/23/2019	340	(2)
N/A	3-Month LIBOR	Paying	1.44%	01/22/2020	240	(2)
N/A	3-Month LIBOR	Receiving	1.64%	02/10/2020	813	2
N/A	3-Month LIBOR	Paying	1.67%	02/13/2020	600	(1)
N/A	3-Month LIBOR	Receiving	1.67%	02/13/2020	80	—
N/A	3-Month LIBOR	Receiving	1.69%	02/20/2020	250	—
N/A	3-Month LIBOR	Receiving	1.69%	05/29/2020	480	1
N/A	3-Month LIBOR	Receiving	1.92%	06/12/2020	334	(3)
N/A	3-Month LIBOR	Receiving	1.91%	02/13/2022	130	1
N/A	3-Month LIBOR	Paying	0.27%	04/02/2022	344	7

See accompanying Notes to Financial Statements.

Counterparty	Floating Rate Index	Fund Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount (1)		Unrealized Appreciation / (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (continued)
N/A	3-Month LIBOR	Receiving	2.69%	06/20/2024	1,700		$(45)
N/A	3-Month LIBOR	Receiving	1.92%	01/22/2025	300		13
N/A	3-Month LIBOR	Receiving	3.37%	06/20/2044	580		(52)
N/A	6-Month Euribor	Receiving	0.44%	10/06/2019	EUR	21,190	(61)
							$(149)

Schedule of Credit Default Swap Agreements

Counterparty	Reference Obligation	Implied Credit Spread (4)	Fixed Received / Pay Rate (7)	Expiration Date	Notional Amount (1),(6)	Value (5)	Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Over the Counter Credit Default Swap Agreements
Credit default swap agreements - purchase protection (2)
JPM	Abbott Laboratories, 4.13%, 05/27/2020	N/A	1.00%	12/20/2018	$1,620	$(47)	$(57)	$10
CIT	Ally Financial Inc., 7.50%, 09/15/2020	N/A	5.00%	06/20/2020	350	(50)	(52)	2
CSI	Ally Financial Inc., 7.50%, 09/15/2020	N/A	5.00%	12/20/2019	140	(19)	(22)	3
JPM	Anthem Inc., 5.88%, 06/15/2017	N/A	1.00%	09/20/2020	1,670	(36)	(29)	(7)
JPM	Arrow Electronics Inc., 6.88%, 06/01/2018	N/A	1.00%	09/20/2020	2,500	(15)	(30)	15
GSB	AT&T Inc., 1.60%, 02/15/2017	N/A	1.00%	03/20/2020	1,875	(25)	(31)	6
CGM	Avnet Inc., 4.88%, 12/01/2022	N/A	1.00%	09/20/2020	425	(1)	(1)	—
CSI	Avnet Inc., 4.88%, 12/01/2022	N/A	1.00%	09/20/2020	500	(2)	(3)	1
CSI	Boston Scientific Corp., 6.40%, 06/15/2016	N/A	1.00%	12/20/2018	1,620	(39)	(21)	(18)
JPM	Boston Scientific Corp., 2.65%, 10/01/2018	N/A	1.00%	06/20/2020	1,250	(29)	(31)	2
BBP	Cardinal Health Inc., 1.90%, 06/15/2017	N/A	1.00%	12/20/2018	1,620	(47)	(49)	2
CIT	Carlsberg Breweries A/S, 3.38%, 10/13/2017	N/A	1.00%	09/20/2019	134	(2)	(2)	—
GSI	Carlsberg Breweries A/S, 3.38%, 10/13/2017	N/A	1.00%	09/20/2019	251	(3)	(3)	—
BOA	Casino Guichard Peracho, 4.47%, 04/04/2016	N/A	1.00%	03/20/2020	89	—	—	—
CGM	Casino Guichard Peracho, 4.47%, 04/04/2016	N/A	1.00%	03/20/2020	178	—	—	—
BCL	Caterpillar Inc., 1.50%, 06/26/2017	N/A	1.00%	03/20/2020	600	(16)	(10)	(6)
CSI	Caterpillar Inc., 1.50%, 06/26/2017	N/A	1.00%	12/20/2019	400	(11)	(10)	(1)
CSI	Caterpillar Inc., 1.50%, 06/26/2017	N/A	1.00%	06/20/2020	1,010	(26)	(21)	(5)
GSI	Caterpillar Inc., 1.50%, 06/26/2017	N/A	1.00%	06/20/2020	340	(8)	(7)	(1)
JPM	Caterpillar Inc., 1.50%, 06/26/2017	N/A	1.00%	12/20/2019	425	(12)	(12)	—
JPM	Caterpillar Inc., 1.50%, 06/26/2017	N/A	1.00%	03/20/2020	500	(13)	(9)	(4)
JPM	Caterpillar Inc., 1.50%, 06/26/2017	N/A	1.00%	06/20/2020	650	(17)	(14)	(3)
GSI	Clorox Company, 3.55%, 11/01/2015	N/A	1.00%	09/20/2019	480	(11)	(10)	(1)
DUB	Credit Agricole, 4.50%, 06/20/2016	N/A	1.00%	09/20/2019	290	(6)	(8)	2
GSC	Dell Inc., 7.10%, 04/15/2028	N/A	1.00%	12/20/2018	250	3	5	(2)
GSC	Dell Inc., 7.10%, 04/15/2028	N/A	1.00%	12/20/2018	100	1	2	(1)
BCL	Deutsche Lufthansa AG, 6.50%, 07/07/2016	N/A	1.00%	03/20/2020	139	2	1	1
BCL	Deutsche Lufthansa AG, 6.50%, 07/07/2016	N/A	1.00%	03/20/2020	139	2	1	1
JPM	Dow Chemical Co., 7.38%, 11/01/2029	N/A	1.00%	09/20/2018	730	(16)	(4)	(12)
CIT	Energias de Portugal SA, 6.00%, 12/07/2014	N/A	5.00%	09/20/2017	717	(70)	(113)	43
CIT	Expedia Inc., 7.46%, 08/15/2018	N/A	1.00%	09/20/2019	275	(4)	—	(4)
GSI	Expedia Inc., 7.46%, 08/15/2018	N/A	1.00%	09/20/2019	175	(2)	—	(2)
BOA	Federative Republic of Brazil, 12.25%, 03/06/2030	N/A	1.00%	06/20/2019	925	44	39	6
CIT	Federative Republic of Brazil, 12.25%, 03/06/2030	N/A	1.00%	06/20/2019	895	42	44	(1)
CIT	Finmeccanica Finance S.A., 5.75%, 12/12/2018	N/A	5.00%	06/20/2018	407	(48)	(34)	(14)
CIT	Ford Motor Co., 6.50%, 08/01/2018	N/A	5.00%	12/20/2019	140	(25)	(27)	2
JPM	Ford Motor Credit Co., 5.00%, 05/15/2018	N/A	5.00%	09/20/2019	190	(34)	(40)	6
JPM	Ford Motor Credit Co., 5.00%, 05/15/2018	N/A	5.00%	09/20/2019	100	(18)	(20)	2
CSI	Fortum Oyj, 4.50%, 06/20/2016	N/A	1.00%	09/20/2019	396	(8)	(10)	2
CSI	Fortum Oyj, 4.50%, 06/20/2016	N/A	1.00%	09/20/2019	251	(5)	(6)	1
DUB	Fortum Oyj, 4.50%, 06/20/2016	N/A	1.00%	09/20/2019	396	(8)	(10)	2
DUB	Fortum Oyj, 4.50%, 06/20/2016	N/A	1.00%	09/20/2019	251	(6)	(7)	1
CSI	Freescale Semiconductor, 8.05%, 02/01/2020	N/A	5.00%	12/20/2019	220	(41)	(17)	(24)
BOA	GDF Suez SA, 5.13%, 02/19/2018	N/A	1.00%	06/20/2019	675	(16)	(20)	4
CIT	GDF Suez SA, 5.13%, 02/19/2018	N/A	1.00%	06/20/2019	385	(9)	(10)	1
DUB	GDF Suez SA, 5.13%, 02/19/2018	N/A	1.00%	06/20/2019	390	(9)	(11)	2

See accompanying Notes to Financial Statements.

Counterparty	Reference Obligation	Implied Credit Spread (4)	Fixed Received / Pay Rate (7)	Expiration Date	Notional Amount (1),(6)	Value (5)	Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Over the Counter Credit Default Swap Agreements (continued)
Credit default swap agreements - purchase protection (2) (continued)
MGC	GDF Suez SA, 5.13%, 02/19/2018	N/A	1.00%	06/20/2020	$786	$(19)	$(22)	$3
CGM	Genworth Holdings Inc., 6.52%, 05/22/2018	N/A	1.00%	06/20/2018	520	17	33	(15)
CGM	Genworth Holdings Inc., 6.52%, 05/22/2018	N/A	1.00%	03/20/2020	353	31	55	(23)
CGM	Genworth Holdings Inc., 6.52%, 05/22/2018	N/A	1.00%	03/20/2020	71	6	12	(5)
CGM	Genworth Holdings Inc., 6.52%, 05/22/2018	N/A	1.00%	06/20/2020	89	9	13	(3)
CSI	Genworth Holdings Inc., 6.52%, 05/22/2018	N/A	1.00%	06/20/2018	85	2	7	(4)
CSI	Genworth Holdings Inc., 6.52%, 05/22/2018	N/A	1.00%	06/20/2018	89	3	5	(2)
CSI	Genworth Holdings Inc., 6.52%, 05/22/2018	N/A	1.00%	06/20/2018	88	2	5	(3)
GSC	Genworth Holdings Inc., 6.52%, 05/22/2018	N/A	1.00%	06/20/2020	122	12	15	(3)
GSC	Genworth Holdings Inc., 6.52%, 05/22/2018	N/A	1.00%	09/20/2020	820	85	84	1
GSI	Genworth Holdings Inc., 6.52%, 05/22/2018	N/A	1.00%	03/20/2020	90	8	14	(6)
JPM	Genworth Holdings Inc., 6.52%, 05/22/2018	N/A	1.00%	03/20/2020	317	28	49	(21)
JPM	Genworth Holdings Inc., 6.52%, 05/22/2018	N/A	1.00%	06/20/2020	77	7	10	(3)
BBP	GKN Holdings Plc, 6.75%, 10/28/2019	N/A	1.00%	06/20/2019	89	(1)	(1)	—
BNP	GKN Holdings Plc, 6.75%, 10/28/2019	N/A	1.00%	06/20/2019	123	(1)	(1)	—
BOA	GKN Holdings Plc, 6.75%, 10/28/2019	N/A	1.00%	06/20/2019	72	(1)	(1)	—
BOA	GKN Holdings Plc, 6.75%, 10/28/2019	N/A	1.00%	06/20/2020	223	(1)	(2)	1
CIT	GKN Holdings Plc, 6.75%, 10/28/2019	N/A	1.00%	06/20/2019	117	(1)	(1)	—
CSI	Hewlett-Packard Co., 5.40%, 03/01/2017	N/A	1.00%	06/20/2020	425	4	—	4
CSI	Hewlett-Packard Co., 5.40%, 03/01/2017	N/A	1.00%	09/20/2020	1,000	14	8	6
GSI	International Business Machines Corp., 5.70%, 09/14/2017	N/A	1.00%	12/20/2018	1,620	(40)	(49)	9
BBP	iTraxx Europe Senior Series 20	N/A	1.00%	12/20/2018	1,260	(14)	(7)	(7)
CIT	iTraxx Europe Senior Series 20	N/A	1.00%	12/20/2018	2,687	(31)	(15)	(16)
CIT	iTraxx Europe Senior Series 21	N/A	1.00%	06/20/2019	2,497	(26)	(25)	(1)
CIT	iTraxx Europe Senior Series 21	N/A	1.00%	06/20/2019	2,369	(24)	(25)	1
CIT	iTraxx Europe Senior Series 21	N/A	1.00%	06/20/2019	3,556	(37)	(47)	10
CIT	iTraxx Europe Senior Series 21	N/A	1.00%	06/20/2019	2,497	(26)	(25)	(1)
CIT	iTraxx Europe Series 9	N/A	5.00%	06/20/2018	2,029	(162)	254	(416)
GSC	Lennar Corp., 4.75%, 12/15/2017	N/A	5.00%	12/20/2019	200	(29)	(27)	(2)
BOA	Marks & Spencer Plc, 6.13%, 12/02/2019	N/A	1.00%	06/20/2020	362	(2)	(3)	1
CGM	Marks & Spencer Plc, 6.13%, 12/02/2019	N/A	1.00%	06/20/2020	279	(2)	(3)	1
MSC	Marks & Spencer Plc, 6.13%, 12/02/2019	N/A	1.00%	06/20/2020	362	(3)	(4)	1
MSC	Marks & Spencer Plc, 6.13%, 12/02/2019	N/A	1.00%	06/20/2020	178	(1)	(2)	1
CSI	Microsoft Corp., 4.50%, 10/01/2040	N/A	1.00%	12/20/2018	1,279	(37)	(38)	1
GSI	Microsoft Corp., 4.50%, 10/01/2040	N/A	1.00%	12/20/2018	341	(9)	(10)	1
JPM	Navient LLC, 6.25%, 01/25/2016	N/A	1.00%	12/20/2019	100	7	7	—
CSI	Numericable-SFR SAS., 5.38%, 05/15/2022	N/A	5.00%	06/20/2020	223	(16)	(19)	3
BNP	Obrigacoes do Tesouro, 4.95%, 10/25/2023	N/A	1.00%	09/20/2019	725	17	22	(5)
BNP	Peugeot SA, 8.38%, 07/15/2014	N/A	5.00%	09/20/2018	256	(30)	8	(38)
CIT	Peugeot SA, 8.38%, 07/15/2014	N/A	5.00%	06/20/2018	1,784	(193)	125	(318)
JPM	Radian Group Inc., 9.00%, 06/15/2017	N/A	5.00%	06/20/2019	400	(44)	(45)	1
JPM	Radian Group Inc., 9.00%, 06/15/2017	N/A	5.00%	06/20/2019	500	(55)	(55)	—
BBP	Republic of France, 4.25%, 04/25/2019	N/A	0.25%	06/20/2018	1,275	(3)	23	(26)
JPM	Republic of France, 4.25%, 04/25/2019	N/A	0.25%	06/20/2018	865	(2)	14	(16)
JPM	Sony Corp., 1.57%, 06/19/2015	N/A	1.00%	03/20/2019	1,164	(24)	91	(115)
BNP	Southwest Airlines Co., 5.13%, 03/01/2017	N/A	1.00%	12/20/2019	275	(3)	(5)	2
CSI	Southwest Airlines Co., 5.13%, 03/01/2017	N/A	1.00%	12/20/2019	580	(8)	(10)	2
GSB	The Raytheon Co., 7.20%, 08/15/2027	N/A	1.00%	03/20/2020	968	(34)	(39)	5
GSC	The Raytheon Co., 7.20%, 08/15/2027	N/A	1.00%	03/20/2020	970	(34)	(39)	5
CSI	The Western Union Co., 3.65%, 08/22/2018	N/A	1.00%	09/20/2020	425	8	7	1
CGM	Time Warner Cable Inc., 5.85%, 05/01/2017	N/A	1.00%	06/20/2020	750	16	29	(13)
GSC	Time Warner Cable Inc., 5.85%, 05/01/2017	N/A	1.00%	03/20/2020	473	8	(8)	16
GSC	Time Warner Cable Inc., 5.85%, 05/01/2017	N/A	1.00%	03/20/2020	216	3	(4)	7
GSC	Time Warner Cable Inc., 5.85%, 05/01/2017	N/A	1.00%	03/20/2020	206	4	(3)	7
JPM	Time Warner Cable Inc., 5.85%, 05/01/2017	N/A	1.00%	03/20/2020	188	3	(3)	6
JPM	Time Warner Cable Inc., 5.85%, 05/01/2017	N/A	1.00%	06/20/2020	64	1	2	(1)
JPM	Time Warner Cable Inc., 5.85%, 05/01/2017	N/A	1.00%	06/20/2020	39	1	2	(1)

See accompanying Notes to Financial Statements.

Counterparty	Reference Obligation	Implied Credit Spread (4)	Fixed Received / Pay Rate (7)	Expiration Date	Notional Amount (1),(6)	Value (5)	Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Over the Counter Credit Default Swap Agreements (continued)
Credit default swap agreements - purchase protection (2) (continued)
BCL	Vodafone Group Plc, 5.00%, 06/04/2018	N/A	1.00%	06/20/2020	$424	$(3)	$(4)	$1
BCL	Vodafone Group Plc, 5.00%, 06/04/2018	N/A	1.00%	06/20/2020	145	(1)	(1)	—
CGM	Vodafone Group Plc, 5.00%, 06/04/2018	N/A	1.00%	06/20/2020	413	(2)	(4)	2
CGM	Vodafone Group Plc, 5.00%, 06/04/2018	N/A	1.00%	06/20/2020	201	(1)	(1)	—
CGM	Vodafone Group Plc, 5.00%, 06/04/2018	N/A	1.00%	06/20/2020	178	(1)	(0)	(1)
CSI	Vodafone Group Plc, 5.00%, 06/04/2018	N/A	1.00%	06/20/2020	111	(1)	(1)	—
CSI	Vodafone Group Plc, 5.00%, 06/04/2018	N/A	1.00%	06/20/2020	245	(1)	(1)	—
CSI	Vodafone Group Plc, 5.00%, 06/04/2018	N/A	1.00%	06/20/2020	67	—	—	—
CSI	Vodafone Group Plc, 5.00%, 06/04/2018	N/A	1.00%	06/20/2020	156	(1)	(1)	—
MSC	Weatherford Bermuda Holdings Ltd., 4.50%, 04/15/2022	N/A	1.00%	03/20/2016	593	(2)	6	(8)
					$69,114	$(1,290)	$(320)	$(963)
Credit default swap agreements - sell protection (3)
BCL	Abengoa SA, 8.50%, 03/31/2016	10.60%	5.00%	03/20/2018	$(56)	$(7)	$(5)	$(2)
BCL	Abengoa SA, 8.50%, 03/31/2016	10.70%	5.00%	03/20/2020	(190)	(35)	(28)	(7)
BCL	Abengoa SA, 8.50%, 03/31/2016	10.70%	5.00%	06/20/2020	(72)	(13)	(14)	1
BNP	Abengoa SA, 8.50%, 03/31/2016	10.70%	5.00%	06/20/2020	(78)	(15)	(13)	(2)
BNP	Abengoa SA, 8.50%, 03/31/2016	10.70%	5.00%	06/20/2020	(52)	(10)	(9)	(1)
BNP	Abengoa SA, 8.50%, 03/31/2016	10.70%	5.00%	06/20/2020	(301)	(56)	(57)	1
BNP	Abengoa SA, 8.50%, 03/31/2016	10.70%	5.00%	06/20/2020	(78)	(15)	(15)	—
CGM	Abengoa SA, 8.50%, 03/31/2016	10.71%	5.00%	12/20/2019	(2)	—	(0)	—
CGM	Abengoa SA, 8.50%, 03/31/2016	10.70%	5.00%	06/20/2020	(145)	(27)	(27)	—
CSI	Abengoa SA, 8.50%, 03/31/2016	10.60%	5.00%	03/20/2018	(84)	(10)	(7)	(3)
CSI	Abengoa SA, 8.50%, 03/31/2016	10.71%	5.00%	12/20/2019	(78)	(14)	(20)	6
CSI	Abengoa SA, 8.50%, 03/31/2016	10.71%	5.00%	12/20/2019	(78)	(14)	(16)	2
CSI	Abengoa SA, 8.50%, 03/31/2016	10.71%	5.00%	12/20/2019	(112)	(20)	(27)	7
CSI	Abengoa SA, 8.50%, 03/31/2016	10.70%	5.00%	06/20/2020	(78)	(15)	(16)	1
GSC	Abengoa SA, 8.50%, 03/31/2016	10.70%	5.00%	03/20/2020	(111)	(21)	(14)	(7)
GSC	Abengoa SA, 8.50%, 03/31/2016	10.70%	5.00%	03/20/2020	(78)	(14)	(9)	(5)
GSC	Abengoa SA, 8.50%, 03/31/2016	10.70%	5.00%	06/20/2020	(78)	(14)	(15)	1
GSC	Abengoa SA, 8.50%, 03/31/2016	10.70%	5.00%	06/20/2020	(190)	(36)	(27)	(9)
GSC	Abengoa SA, 8.50%, 03/31/2016	10.70%	5.00%	06/20/2020	(156)	(29)	(29)	—
GSC	Abengoa SA, 8.50%, 03/31/2016	10.70%	5.00%	06/20/2020	(78)	(15)	(15)	—
CGM	Altice Finco SA, 9.00%, 06/15/2023	3.50%	5.00%	12/20/2019	(89)	5	1	4
CGM	Amkor Technology Inc, 7.38%, 05/01/2018	3.55%	5.00%	06/20/2020	(150)	9	10	(1)
GSC	Amkor Technology Inc, 7.38%, 05/01/2018	3.55%	5.00%	06/20/2020	(400)	27	25	2
GSC	Amkor Technology Inc, 7.38%, 05/01/2018	3.55%	5.00%	06/20/2020	(250)	16	16	—
GSC	Amkor Technology Inc, 7.38%, 05/01/2018	3.55%	5.00%	06/20/2020	(185)	12	14	(2)
GSC	Amkor Technology Inc, 7.38%, 05/01/2018	3.75%	5.00%	09/20/2020	(165)	10	13	(3)
JPM	Amkor Technology Inc, 7.38%, 05/01/2018	3.55%	5.00%	06/20/2020	(500)	34	32	2
BBP	ArcelorMittal, 6.13%, 06/01/2018	2.15%	1.00%	09/20/2019	(123)	(5)	(9)	4
BCL	ArcelorMittal, 6.13%, 06/01/2018	2.15%	1.00%	09/20/2019	(125)	(6)	(10)	4
CGM	ArcelorMittal, 6.13%, 06/01/2018	2.32%	1.00%	12/20/2019	(190)	(11)	(14)	3
CIT	ArcelorMittal, 6.13%, 06/01/2018	2.15%	1.00%	09/20/2019	(251)	(12)	(20)	8
CSI	ArcelorMittal, 6.13%, 06/01/2018	2.15%	1.00%	09/20/2019	(256)	(12)	(20)	8
CSI	ArcelorMittal, 6.13%, 06/01/2018	2.62%	1.00%	06/20/2020	(546)	(41)	(47)	6
BBP	Astaldi SpA, 7.13%, 12/01/2020	3.84%	5.00%	06/20/2019	(40)	2	1	1
CSI	Astaldi SpA, 7.13%, 12/01/2020	3.84%	5.00%	06/20/2019	(60)	2	0	2
CSI	Astaldi SpA, 7.13%, 12/01/2020	3.84%	5.00%	06/20/2019	(45)	2	2	—
DUB	Astaldi SpA, 7.13%, 12/01/2020	3.84%	5.00%	06/20/2019	(39)	2	2	—
GSI	Astaldi SpA, 7.13%, 12/01/2020	3.84%	5.00%	06/20/2019	(61)	3	2	1
BBP	Bayerische Landesbank, 4.38%, 01/22/2014	0.64%	1.00%	12/20/2018	(792)	10	2	8
CIT	Cable & Wireless International Finance BV, 8.63%, 03/25/2019	1.24%	5.00%	09/20/2019	(56)	9	8	1
GSC	Chesapeake Energy Corp., 6.63%, 08/15/2020	5.33%	5.00%	06/20/2020	(300)	(4)	19	(23)
GSC	Chesapeake Energy Corp., 6.63%, 08/15/2020	5.33%	5.00%	06/20/2020	(200)	(3)	11	(14)
JPM	Chesapeake Energy Corp., 6.63%, 08/15/2020	5.33%	5.00%	06/20/2020	(200)	(2)	11	(13)
CGM	CNH Industrial Finance Europe SA, 6.25%, 03/09/2018	2.05%	5.00%	06/20/2020	(223)	31	35	(4)
CIT	CNH Industrial Finance Europe SA, 6.25%, 03/09/2018	1.64%	5.00%	03/20/2019	(201)	25	39	(14)

See accompanying Notes to Financial Statements.

Counterparty	Reference Obligation	Implied Credit Spread (4)	Fixed Received / Pay Rate (7)	Expiration Date	Notional Amount (1),(6)	Value (5)	Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Over the Counter Credit Default Swap Agreements (continued)
Credit default swap agreements - sell protection (3) (continued)
CIT	CNH Industrial Finance Europe SA, 6.25%, 03/09/2018	1.64%	5.00%	03/20/2019	$(201)	$24	$38	$(14)
GSC	Community Health Systems Inc., 8.00%, 11/15/2019	2.67%	5.00%	09/20/2020	(300)	33	26	7
BCL	Freeport-McMoRan Copper & Gold, 3.55%, 03/01/2022	2.50%	1.00%	06/20/2020	(448)	(31)	(33)	2
CSI	Freeport-McMoRan Copper & Gold, 3.55%, 03/01/2022	2.50%	1.00%	06/20/2020	(194)	(13)	(15)	2
GSI	Freeport-McMoRan Copper & Gold, 3.55%, 03/01/2022	2.50%	1.00%	06/20/2020	(218)	(15)	(20)	5
MSC	Freeport-McMoRan Copper & Gold, 3.55%, 03/01/2022	2.50%	1.00%	06/20/2020	(390)	(26)	(28)	2
BOA	General Motors Co., 4.88%, 10/02/2023	1.03%	5.00%	12/20/2018	(250)	34	40	(6)
DUB	General Motors Co., 6.25%, 10/02/2043	1.13%	5.00%	06/20/2019	(750)	112	123	(11)
BNP	Glencore Finance Europe, 6.50%, 02/27/2019	1.90%	1.00%	06/20/2021	(141)	(8)	(17)	9
CGM	Glencore Finance Europe, 6.50%, 02/27/2019	1.59%	1.00%	06/20/2020	(217)	(7)	(6)	(1)
CIT	Glencore Finance Europe, 6.50%, 02/27/2019	1.90%	1.00%	06/20/2021	(282)	(14)	(34)	20
BCL	Hertz Corp., 7.50%, 10/15/2018	3.77%	5.00%	06/20/2020	(165)	9	9	—
CIT	Hertz Corp., 7.50%, 10/15/2018	3.05%	5.00%	09/20/2019	(100)	8	11	(3)
GSC	Hertz Corp., 7.50%, 10/15/2018	3.32%	5.00%	12/20/2019	(100)	7	7	—
GSC	Hertz Corp., 7.50%, 10/15/2018	3.56%	5.00%	03/20/2020	(200)	13	13	—
GSC	Hertz Corp., 7.50%, 10/15/2018	3.77%	5.00%	06/20/2020	(500)	28	32	(4)
GSI	Hertz Corp., 7.50%, 10/15/2018	3.05%	5.00%	09/20/2019	(130)	10	16	(6)
GSC	Italian Republic, 6.88%, 09/27/2023	1.35%	1.00%	03/20/2020	(1,870)	(28)	(12)	(15)
BBP	iTraxx Europe Subordinated Series 20	N/A	5.00%	12/20/2018	(1,003)	137	211	(74)
CIT	iTraxx Europe Subordinated Series 20	N/A	5.00%	12/20/2018	(1,438)	195	299	(104)
DUB	iTraxx Europe Subordinated Series 20	N/A	5.00%	12/20/2018	(714)	97	149	(52)
BNP	Novo Banco SA., 2.62%, 05/08/2017	3.14%	5.00%	03/20/2020	(173)	14	15	(1)
BNP	Novo Banco SA., 2.62%, 05/08/2017	3.14%	5.00%	03/20/2020	(173)	14	15	(1)
BNP	Novo Banco SA., 2.62%, 05/08/2017	3.14%	5.00%	09/20/2020	(301)	26	27	(1)
CIT	OTE Plc, 4.63%, 05/20/2016	8.67%	5.00%	09/20/2019	(37)	(4)	6	(10)
GSI	OTE Plc, 4.63%, 05/20/2016	8.67%	5.00%	09/20/2019	(56)	(6)	8	(14)
BBP	Republic of France, 4.25%, 04/25/2019	0.57%	0.25%	06/20/2023	(780)	(19)	(60)	42
CIT	Republic of France, 4.25%, 04/25/2019	0.57%	0.25%	06/20/2023	(530)	(13)	(43)	31
BBP	Sabre Holdings Corp., 6.35%, 03/15/2016	2.55%	5.00%	09/20/2019	(115)	12	11	1
DUB	Sabre Holdings Corp., 6.35%, 03/15/2016	2.55%	5.00%	09/20/2019	(175)	16	17	(1)
DUB	Sabre Holdings Corp., 6.35%, 03/15/2016	2.55%	5.00%	09/20/2019	(175)	18	17	1
GSI	Sabre Holdings Corp., 6.35%, 03/15/2016	2.55%	5.00%	09/20/2019	(175)	17	17	—
CGM	Tenet Healthcare Corp., 6.88%, 11/15/2031	2.86%	5.00%	03/20/2020	(100)	10	9	1
CGM	Tenet Healthcare Corp., 6.88%, 11/15/2031	3.03%	5.00%	06/20/2020	(175)	16	12	4
GSC	Tenet Healthcare Corp., 6.88%, 11/15/2031	2.86%	5.00%	03/20/2020	(175)	17	13	4
GSC	Tenet Healthcare Corp., 6.88%, 11/15/2031	2.86%	5.00%	03/20/2020	(100)	9	8	1
GSC	Tenet Healthcare Corp., 6.88%, 11/15/2031	2.86%	5.00%	03/20/2020	(100)	9	7	2
GSC	Tenet Healthcare Corp., 6.88%, 11/15/2031	3.03%	5.00%	06/20/2020	(125)	11	10	1
GSC	Tenet Healthcare Corp., 6.88%, 11/15/2031	3.03%	5.00%	06/20/2020	(200)	18	13	5
JPM	Teva Pharmaceuticals Corp., 3.65%, 11/10/2021	0.82%	1.00%	06/20/2020	(1,250)	11	9	2
GSC	Vodafone Group Plc, 5.00%, 06/04/2018	0.90%	1.00%	06/20/2020	(334)	1	2	(1)
CGM	Vougeot Bidco Plc, 7.88%, 07/15/2020	2.77%	5.00%	06/20/2020	(111)	11	10	1
CSI	Vougeot Bidco Plc, 7.88%, 07/15/2020	2.77%	5.00%	06/20/2020	(290)	30	31	(1)
					$(22,803)	$506	$723	$(214)

Counterparty	Reference Obligation	Fixed Received / Pay Rate (7)	Expiration Date	Notional Amount (1)	Value (5)	Unrealized Appreciation
Centrally Cleared Credit Default Swap Agreements
Credit default swap agreements - purchase protection (2)
N/A	CDX.NA.HY.24	5.00%	06/20/2020	$7,455	$(467)	$55
N/A	CDX.NA.IG.23	1.00%	12/20/2019	3,750	(50)	15
N/A	CDX.NA.IG.24	1.00%	06/20/2020	3,500	(50)	7
N/A	iTraxx Europe Crossover Series 21	5.00%	12/20/2019	8,155	(573)	91
N/A	iTraxx Europe Senior Series 22	1.00%	12/20/2019	3,902	(30)	9
				$26,762	$(1,170)	$177

See accompanying Notes to Financial Statements.

Counterparty	Reference Obligation	Fixed Received / Pay Rate (7)	Expiration Date	Notional Amount (1)	Value (5)	Unrealized Depreciation
Centrally Cleared Credit Default Swap Agreements (continued)
Credit default swap agreements - sell protection (3) (continued)
N/A	iTraxx Europe Crossover Series 21	5.00%	06/20/2019	$(1,642)	$176	$(23)
N/A	iTraxx Europe Crossover Series 23	5.00%	06/20/2020	(10,608)	802	(172)
N/A	iTraxx Europe Senior Series 23	1.00%	06/20/2020	(1,418)	17	(11)
N/A	iTraxx Europe Series 21	1.00%	06/20/2019	(1,327)	22	(5)
				$(14,995)	$1,017	$(211)

Schedule of Over the Counter Total Return Swap Agreements

Counterparty	Paying Return of Reference Entity	Rate Paid by Fund	Expiration Date	Notional Amount (1)		Unrealized Appreciation / (Depreciation)
BNP	Altice SA	3-Month Euribor -0.40%	03/15/2016	EUR $	(177)	$(48)
BNP	Altice SA	3-Month Euribor -0.50%	05/24/2016	EUR	(45)	—
BNP	Altice SA	3-Month Euribor -0.55%	06/29/2016	EUR	(114)	4
BNP	American Airlines Group Inc.	3-Month LIBOR -0.25%	10/28/2015		(55)	13
BNP	Aperam SA	3-Month Euribor -0.25%	09/23/2015	EUR	(52)	(19)
BNP	Banco Bilbao Vizcaya Argentina, SA	1-Month Euribor -0.35%	01/20/2016	EUR	(164)	1
BNP	Repsol SA	3-Month Euribor -0.30%	01/21/2016	EUR	(18)	(1)
BNP	Standard Chartered Plc	3-Month LIBOR -0.25%	03/09/2016	GBP	(125)	(5)
BNP	Telecom Italia SpA	3-Month Euribor -0.30%	07/22/2015	EUR	(766)	(255)
BNP	Telecom Italia SpA	3-Month Euribor -0.50%	06/15/2016	EUR	(300)	2
BNP	Telecom Italia SpA	3-Month Euribor -0.55%	06/14/2016	EUR	(113)	2
BNP	Telecom Italia SpA	3-Month Euribor -0.65%	05/11/2016	EUR	(735)	(78)
BNP	Telecom Italia SpA	3-Month Euribor -0.80%	06/21/2016	EUR	(128)	2
BNP	Volkswagen AG	3-Month Euribor -0.43%	01/20/2016	EUR	(619)	(34)
BNP	Volkswagen AG	3-Month Euribor -0.43%	01/20/2016	EUR	(574)	(19)
BOA	Amazon.com, Inc.	3-Month LIBOR -0.30%	03/17/2016		(118)	(1)
BOA	American Airlines Group Inc.	3-Month LIBOR -0.30%	06/08/2016		(86)	6
BOA	Antero Resources Corp.	3-Month LIBOR -0.90%	12/10/2015		(7)	1
BOA	Antero Resources Corp.	3-Month LIBOR -0.90%	12/13/2015		(21)	2
BOA	Caixabank SA	3-Month Euribor -0.15%	05/31/2016	EUR	(266)	9
BOA	California Resources Corp.	3-Month LIBOR -0.30%	02/03/2016		(111)	36
BOA	California Resources Corp.	3-Month LIBOR -0.30%	03/15/2016		(227)	53
BOA	Caterpillar Inc.	3-Month LIBOR -0.30%	07/25/2015		(72)	—
BOA	Caterpillar Inc.	3-Month LIBOR -0.30%	10/08/2015		(69)	(3)
BOA	Caterpillar Inc.	3-Month LIBOR -0.30%	12/04/2015		(82)	1
BOA	Caterpillar Inc.	3-Month LIBOR -0.30%	03/30/2016		(197)	(15)
BOA	Chesapeake Energy Co.	3-Month LIBOR	06/03/2016		(21)	4
BOA	Chesapeake Energy Co.	3-Month LIBOR -1.15%	05/18/2016		(33)	8
BOA	Chesapeake Energy Co.	3-Month LIBOR -1.15%	06/03/2016		(21)	4
BOA	Chesapeake Energy Co.	3-Month LIBOR -1.35%	06/20/2016		(22)	2
BOA	Chesapeake Energy Co.	3-Month LIBOR -1.35%	06/23/2016		(21)	1
BOA	Chesapeake Energy Co.	3-Month LIBOR -1.35%	06/30/2016		(25)	—
BOA	Citigroup Inc.	3-Month LIBOR -0.30%	10/20/2015		(58)	(2)
BOA	Genworth Financial Inc.	3-Month LIBOR -0.30%	11/12/2015		(53)	4
BOA	Genworth Financial Inc.	3-Month LIBOR -0.30%	11/30/2015		(8)	—
BOA	Genworth Financial Inc.	3-Month LIBOR -0.30%	12/01/2015		(13)	—
BOA	Genworth Financial Inc.	3-Month LIBOR -0.30%	12/23/2015		(44)	2
BOA	Genworth Financial Inc.	3-Month LIBOR -0.30%	01/08/2016		(31)	1
BOA	Hewlett Packard Co.	3-Month LIBOR -0.30%	10/16/2015		(74)	6
BOA	Hewlett Packard Co.	3-Month LIBOR -0.30%	11/04/2015		(26)	2
BOA	Hewlett Packard Co.	3-Month LIBOR -0.30%	06/27/2016		(127)	7
BOA	iShares iBoxx High Yield Corporate Bond ETF	1-Month LIBOR -0.35%	11/20/2015		(174)	1
BOA	iShares iBoxx High Yield Corporate Bond ETF	1-Month LIBOR -0.35%	11/21/2015		(87)	—
BOA	iShares iBoxx High Yield Corporate Bond ETF	1-Month LIBOR -0.60%	03/22/2016		(535)	2
BOA	iShares iBoxx High Yield Corporate Bond ETF	1-Month LIBOR -2.25%	10/18/2015		(111)	—
BOA	iShares iBoxx High Yield Corporate Bond ETF	1-Month LIBOR -2.25%	10/18/2015		(136)	—
BOA	Market Vector Semiconductor ETF	3-Month LIBOR -0.30%	07/23/2015		(35)	1

See accompanying Notes to Financial Statements.

Counterparty	Paying Return of Reference Entity	Rate Paid by Fund	Expiration Date	Notional Amount (1)		Unrealized Appreciation / (Depreciation)
BOA	Market Vector Semiconductor ETF	3-Month LIBOR -0.30%	05/05/2016		$(250)	$5
BOA	Micron Technology Inc.	3-Month LIBOR -0.30%	06/20/2016		(21)	5
BOA	Micron Technology Inc.	3-Month LIBOR -0.30%	07/05/2016		(105)	2
BOA	Powershares QQQ	3-Month LIBOR	03/02/2016		(427)	7
BOA	Powershares QQQ	3-Month LIBOR -0.10%	10/16/2015		(177)	—
BOA	Powershares Senior Loan Portfolio ETF	3-Month LIBOR -0.05%	12/16/2015		(252)	2
BOA	Powershares Senior Loan Portfolio ETF	3-Month LIBOR -0.05%	12/16/2015		(120)	1
BOA	Powershares Senior Loan Portfolio ETF	3-Month LIBOR -0.05%	12/19/2015		(167)	—
BOA	Powershares Senior Loan Portfolio ETF	3-Month LIBOR -0.05%	04/20/2016		(169)	2
BOA	SPDR Health Care Fund	1-Month LIBOR -0.20%	04/05/2016		(150)	1
BOA	SPDR Health Care Fund	3-Month LIBOR -0.20%	04/30/2016		(154)	(3)
BOA	SPDR S&P Oil & Gas Exploration & Production	3-Month LIBOR -3.00%	12/04/2015		(84)	4
BOA	Telecom Italia SpA	3-Month Euribor -0.50%	05/03/2016	EUR	(745)	(64)
BOA	United Technologies Corp.	3-Month LIBOR -0.30%	09/18/2015		(212)	7
BOA	United Technologies Corp.	3-Month LIBOR -0.30%	09/28/2015		(214)	9
BOA	Volkswagen AG	3-Month Euribor -0.20%	05/26/2016	EUR	(1,281)	136
CIT	Repsol SA	3-Month Euribor -0.50%	07/17/2015	EUR	(1)	(21)
CIT	Repsol SA	3-Month Euribor -0.50%	01/19/2016	EUR	—	(1)
DUB	Bank of America Corp.	3-Month LIBOR -0.35%	07/05/2016		(126)	(1)
GSI	Banco Bilbao Vizcaya Argentina, S.A.	3-Month Euribor -0.40%	04/27/2016	EUR	(57)	3
GSI	Caixabank SA	3-Month Euribor -0.50%	04/26/2016	EUR	(173)	3
GSI	Repsol SA	3-Month Euribor -0.20%	11/17/2015	EUR	(779)	58
GSI	Standard Chartered Plc	1-Month LIBOR -0.40%	01/20/2016	GBP	(1)	(8)
GSI	Standard Chartered Plc	1-Month LIBOR -0.40%	01/20/2016	GBP	(120)	(14)
GSI	Standard Chartered Plc	3-Month LIBOR -0.45%	04/26/2016	GBP	(86)	4
JPM	Aperam SA	3-Month Euribor -0.35%	10/05/2015	EUR	(12)	(6)
JPM	Aperam SA	3-Month Euribor -0.50%	01/20/2016	EUR	(51)	(27)
JPM	Caterpillar Inc.	1-Month LIBOR -0.35%	09/23/2015		(58)	11
JPM	iShares iBoxx High Yield Corporate Bond ETF	1-Month LIBOR -0.40%	06/13/2016		(201)	1
JPM	Telecom Italia SpA	3-Month Euribor -0.25%	11/13/2015	EUR	(950)	(351)
JPM	Telecom Italia SpA	3-Month Euribor -0.30%	11/12/2015	EUR	(163)	(46)
JPM	Volkswagen AG	3-Month Euribor -0.10%	03/19/2016	EUR	(2,080)	359
						$(225)

(1)Notional amount is stated in USD unless otherwise noted.

(2)If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the referenced obligation agreement and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the referenced obligation and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the reference obligation or underlying securities comprising the referenced index.

(4)Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues and sovereign issues serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative.  The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.  Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the applicable agreement.

(5)The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is limited to the total notional amount which is defined under the terms of each swap agreement.

(7)If the Fund is a buyer of protection, the Fund pays the fixed rate.  If the Fund is a seller of protection, the Fund receives the fixed rate.

See accompanying Notes to Financial Statements.

JNL/DFA U.S. Micro Cap Fund *

	Shares/Par †	Value
COMMON STOCKS - 99.0%
CONSUMER DISCRETIONARY - 15.1%
Barnes & Noble Inc. (a)	8	$202
Caleres Inc.	8	241
Childrens Place Retail Stores Inc.	3	193
EW Scripps Co. - Class A	13	294
Gentherm Inc. (a)	4	245
Matthews International Corp. - Class A	4	208
Meritage Homes Corp. (a)	5	237
Oxford Industries Inc.	2	200
Popeyes Louisiana Kitchen Inc. (a)	3	194
Other Securities		11,357
		13,371
CONSUMER STAPLES - 3.0%
Other Securities		2,647

ENERGY - 3.0%
Other Securities		2,637

FINANCIALS - 20.3%
BancFirst Corp.	3	202
BofI Holding Inc. (a)	2	215
Columbia Banking System Inc.	6	192
Community Bank System Inc.	5	198
HFF Inc. - Class A	5	222
Horace Mann Educators Corp.	5	192
National Penn Bancshares Inc.	18	200
Park National Corp.	2	202
Pinnacle Financial Partners Inc.	5	272
WesBanco Inc.	6	194
Other Securities		15,835
		17,924
HEALTH CARE - 11.5%
Amedisys Inc. (a)	8	322
AMN Healthcare Services Inc. (a)	6	202
Conmed Corp.	4	220
ICU Medical Inc. (a)	2	193
Ligand Pharmaceuticals Inc. (a)	3	258
Masimo Corp. (a)	6	251
Momenta Pharmaceuticals Inc. (a)	10	226
Natus Medical Inc. (a)	5	205
Repligen Corp. (a)	6	241
Tornier BV (a)	11	285
Other Securities		7,726
		10,129
INDUSTRIALS - 19.5%
Apogee Enterprises Inc.	4	207
Astronics Corp. (a)	2	116
Astronics Corp. - Class B (a)	2	109
Dycom Industries Inc. (a)	4	248
Interface Inc.	8	209
Korn/Ferry International	6	194
Matson Inc.	5	215
RBC Bearings Inc. (a)	3	221
Taser International Inc. (a)	7	223
Trex Co. Inc. (a)	4	205
Other Securities		15,275
		17,222
INFORMATION TECHNOLOGY - 17.4%
AVG Technologies NV (a)	7	197
Cirrus Logic Inc. (a)	9	290
comScore Inc. (a)	5	258
Constant Contact Inc. (a)	7	210
Cypress Semiconductor Corp.	16	192
Ellie Mae Inc. (a)	6	438
Infinera Corp. (a)	18	382
Omnivision Technologies Inc. (a)	11	278
Qorvo Inc. (a)	4	286
Rambus Inc. (a)	14	204
Virtusa Corp. (a)	4	206
Other Securities		12,394
		15,335
MATERIALS - 5.4%
Other Securities		4,740

TELECOMMUNICATION SERVICES - 1.9%
Other Securities		1,656

UTILITIES - 1.9%
Other Securities		1,718
Total Common Stocks (cost $73,016)		87,379

RIGHTS - 0.0%
Other Securities		—
Total Rights (cost $0)		—

WARRANTS - 0.0%
Other Securities		—
Total Warrants (cost $0)		—

SHORT TERM INVESTMENTS - 3.0%
Investment Company - 1.0%
JNL Money Market Fund, 0.01% (f) (g)	852	852
Securities Lending Collateral - 2.0%
State Street Navigator Securities Lending Prime Portfolio, 0.18% (g)	1,783	1,783
Total Short Term Investments (cost $2,635)		2,635
Total Investments - 102.0% (cost $75,651)		90,014
Other Assets and Liabilities, Net - (2.0%)		(1,789)
Total Net Assets - 100.0%		$88,225

Portfolio Composition:	Percentage of Total Investments
Financials	19.9%
Industrials	19.1
Information Technology	17.0
Consumer Discretionary	14.9
Health Care	11.3
Materials	5.3
Consumer Staples	2.9
Energy	2.9
Utilities	1.9
Telecommunication Services	1.8
Short Term Investments	3.0
Total Investments	100.0%

(a)	Non-income producing security.
(b)	All or portion of the security was on loan.
(c)

Security fair valued in good faith in accordance with the procedures approved by the Trust’s Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for FASB ASC Topic 820 “Fair Value Measurements and Disclosures” based on the applicable valuation inputs. See FASB ASC Topic 820 “Fair Value Measurement” in the Notes to Financial Statements.

(d)	Security is restricted to resale to institutional investors. See Restricted Securities in these Schedules of Investments.

See accompanying Notes to Financial Statements.

(e)	The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the Trust’s Board of Trustees.
(f)	Investment in affiliate.
(g)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2015.

Restricted Securities - The Fund invests in securities that are restricted under the 1933 Act or which are subject to legal, contractual, or other agreed upon restrictions on resale. Restricted securities are often purchased in private placement transactions and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act.  As of June 30, 2015, the Fund held investments in restricted securities, as follows:

	Initial Acquisition Date	Cost	Ending Value	Percent of Net Assets
BioScrip Inc.	06/23/2015	$—	$—	—%
Magnum Hunter Resources Corp.	09/12/2012	—	—	—
Transcept Pharmaceuticals, Inc.	10/24/2014	—	—	—
		$—	$—	—%

See accompanying Notes to Financial Statements.

JNL/DoubleLine Total Return Fund

	Shares/Par †	Value
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 38.4%
Adams Mill CLO Ltd., 1.76%, 07/15/26 (a) (b)	$2,000	$2,000
Alternative Loan Trust REMIC, 5.50%, 07/25/35	7,970	7,770
Anchorage Capital CLO 3 Ltd., 2.53%, 04/28/26 (a) (b)	1,500	1,502
Apidos CDO, 1.73%, 01/19/25 (a) (b)	1,685	1,682
Apidos CDO V, 0.98%, 04/15/21 (a) (b)	1,000	971
Apidos CLO XX
1.77%, 01/19/27 (a) (b)	1,000	1,000
2.57%, 01/19/27 (a) (b)	500	501
ARES CLO Ltd., 2.28%, 04/17/26 (a) (b)	500	500
Ares IIIR/IVR CLO Ltd., 0.50%, 04/16/21 (a) (b)	710	701
Atrium V, 0.50%, 07/20/20 (a) (b)	391	388
Avery Point CLO Ltd.
3.72%, 07/17/25 (a) (b)	500	482
3.38%, 04/25/26 (a) (b)	500	500
3.78%, 04/25/26 (a) (b)	500	477
Avery Point III CLO Ltd., 1.68%, 01/18/25 (a) (b)	500	499
Babson CLO Ltd.
1.38%, 04/20/25 (a) (b)	1,000	989
3.28%, 01/15/26 (a) (b)	1,000	1,001
Baker Street Funding CLO Ltd., 0.74%, 12/15/18 (a) (b)	500	494
Ballyrock CLO LLC
3.48%, 10/20/26 (a) (b)	500	500
4.03%, 10/20/26 (a) (b)	500	478
Banc of America Alternative Loan Trust REMIC, 6.50%, 05/25/36	12,948	10,903
Banc of America Funding Trust REMIC, 5.50%, 09/25/35	8,460	8,723
Banc of America Re-Remic Trust REMIC, 2.81%, 06/15/18 (a) (b)	2,000	1,985
Bear Stearns Asset Backed Securities I Trust REMIC, 6.00%, 03/25/36	5,207	5,084
Bear Stearns Commercial Mortgage Securities Trust REMIC
5.61%, 08/11/16 (a)	2,000	2,031
6.08%, 09/11/17 (a)	4,400	4,513
Birchwood Park CLO Ltd. REMIC, 3.43%, 07/15/26 (a) (b)	250	250
Black Diamond CLO Delaware Corp., 0.55%, 06/20/17 (a) (b)	89	89
BlackRock Senior Income Series IV, 0.52%, 04/20/19 (a) (b)	419	416
BlueMountain CLO II Ltd., 1.08%, 07/15/18 (a) (b)	500	489
BlueMountain CLO Ltd., 2.68%, 11/30/26 (a) (b)	500	500
Carlyle Global Market Strategies Ltd., 1.79%, 04/17/25 (a) (b)	1,000	1,001
Carlyle High Yield Partners VIII Ltd., 0.66%, 05/21/21 (a) (b)	500	485
Catamaran CLO Ltd., 2.93%, 04/20/26 (a) (b)	500	488
Cent CLO 19 Ltd., 1.61%, 10/29/25 (a) (b)	500	495
Cent CLO 22 Ltd., 3.48%, 11/07/26 (a) (b)	1,000	1,001
Cent CLO LP, 3.28%, 01/25/26 (a) (b)	1,000	1,001
CGBAM Commercial Mortgage Trust REMIC, 2.19%, 02/15/19 (a) (b)	1,600	1,594
CHL Mortgage Pass-Through Trust REMIC
6.00%, 02/25/37	7,464	6,876
5.44%, 01/25/38	6,601	5,715
Citigroup Commercial Mortgage Trust REMIC, 3.64%, 09/10/24	1,766	1,809
Citigroup Mortgage Loan Trust REMIC, 6.06%, 05/25/37 (a) (b)	7,993	7,608
Citigroup/Deutsche Bank Commercial Mortgage Trust REMIC, 5.37%, 12/11/49 (a)	3,400	3,527
CitiMortgage Alternative Loan Trust REMIC
6.00%, 09/25/36	4,156	3,731
6.00%, 05/25/37	3,777	3,286
COMM Mortgage Trust Interest Only REMIC, 1.36%, 05/10/47 (a)	38,592	2,706
Commercial Mortgage Pass-Through Certificates REMIC
4.44%, 07/13/16 (a) (b)	4,731	4,750
4.88%, 08/10/24 (a)	1,500	1,514
Interest Only, 1.34%, 02/10/48 (a)	29,959	2,320
Commercial Mortgage Trust REMIC
6.01%, 07/10/16 (a)	2,000	2,026
3.82%, 05/10/24	1,766	1,838
3.59%, 10/10/24	1,766	1,800
3.83%, 01/10/25 (a)	1,820	1,804
3.80%, 04/10/25	3,000	3,021
Core Industrial Trust REMIC, 3.98%, 02/10/22 (a) (b)	2,000	1,982
Credit Suisse Commercial Mortgage Trust REMIC, 6.15%, 07/15/17 (a)	4,500	4,820
Credit Suisse First Boston Mortgage Securities Corp. REMIC
6.00%, 10/25/35	8,596	6,632
6.00%, 12/25/35	13,126	11,315
Credit Suisse Mortgage Capital Certificates REMIC, 6.00%, 03/25/36	8,924	7,873
CSAIL Commercial Mortgage Trust Interest Only REMIC, 1.12%, 01/17/25 (a)	21,172	1,416
CSMC Trust REMIC, 2.70%, 11/27/37 (a) (b)	15,500	13,779
DB Master Finance LLC, 3.26%, 02/20/19 (b)	9,975	10,007
Dryden XI-Leveraged Loan CDO, 1.88%, 04/12/20 (a) (b)	1,000	972
Dryden XVI-Leveraged Loan CDO, 0.52%, 10/20/20 (a) (b)	146	146
Dryden XXV Senior Loan Fund, 4.28%, 01/15/25 (a) (b)	500	503
Eaton Vance CDO IX Ltd., 0.51%, 04/20/19 (a) (b)	26	26
Eaton Vance CDO VIII Ltd., 0.92%, 08/15/22 (a) (b)	1,250	1,201
First Horizon Alternative Mortgage Securities Trust REMIC, 6.00%, 05/25/36	8,138	6,888
Franklin CLO V Ltd., 0.55%, 06/15/18 (a) (b)	452	449
GMACM Mortgage Loan Trust REMIC, 5.75%, 07/25/35	5,226	4,890
Goldentree Loan Opportunities VI Ltd., 4.47%, 04/17/22 (a) (b)	250	250
Greenwich Capital Commercial Funding Corp. REMIC
5.48%, 02/10/17	3,550	3,707
6.25%, 09/10/17 (a)	4,000	4,160
GS Mortgage Securities Trust REMIC
5.71%, 02/10/16 (a)	1,525	1,549
3.63%, 11/13/24	1,500	1,535
Halcyon Loan Advisors Funding Ltd.
3.27%, 08/15/23 (a) (b)	500	489
3.13%, 12/20/24 (a) (b)	1,430	1,409
2.98%, 08/01/25 (a) (b)	250	240
4.08%, 08/01/25 (a) (b)	1,000	934
1.81%, 04/18/26 (a) (b)	1,000	999
Hildene CLO IV Ltd., 1.78%, 07/23/27 (a) (b)	2,000	1,995
IndyMac INDA Mortgage Loan Trust REMIC, 2.60%, 09/25/36 (a)	9,500	8,038

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
ING IM CLO Ltd.
5.25%, 04/15/24 (a) (b)	250	235
1.73%, 01/18/26 (a) (b)	1,000	998
ING Investment Management CLO II Ltd., 1.88%, 08/01/20 (a)	1,000	951
ING Investment Management Co., 3.04%, 03/14/22 (a) (b)	500	501
Jamestown CLO Ltd., 1.75%, 07/15/26 (a) (b)	500	500
Jamestown CLO XI Ltd., 1.86%, 02/20/27 (a) (b)	1,000	1,001
JPMBB Commercial Mortgage Securities Trust REMIC
4.82%, 07/15/24 (a)	2,000	2,039
3.49%, 12/15/24	950	959
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC, 6.21%, 02/15/51 (a)	1,160	1,246
JPMorgan Chase Commercial Mortgage Securities Trust REMIC
2.44%, 01/17/17 (a) (b)	1,000	997
6.09%, 09/12/17 (a)	2,500	2,714
5.37%, 05/15/47	2,471	2,552
5.88%, 02/12/49 (a)	2,000	2,119
6.28%, 02/12/51 (a)	1,245	1,301
JPMorgan Mortgage Acquisition Trust REMIC, 0.30%, 05/25/37 (a)	3,500	3,428
JPMorgan Resecuritization Trust REMIC, 5.92%, 03/26/37 (a) (b)	5,913	4,607
KKR Financial CLO Corp., 0.62%, 05/15/21 (a) (b)	258	257
Landmark VI CDO Ltd., 5.03%, 01/14/18 (a)	500	500
Landmark VII CDO Ltd., 0.73%, 07/15/18 (a) (b)	136	135
Lavender Trust REMIC, 6.25%, 10/26/36 (b)	2,645	2,798
LB-UBS Commercial Mortgage Trust REMIC
5.48%, 02/15/40	2,000	2,072
5.49%, 02/15/40	3,000	3,146
LCM LP
1.77%, 07/15/26 (a) (b)	1,000	999
3.87%, 07/15/26 (a) (b)	500	484
LCM VI Ltd., 1.09%, 05/28/19 (a) (b)	1,000	977
LCM X LP
2.17%, 04/15/22 (a) (b)	500	500
3.12%, 04/15/22 (a) (b)	500	501
LCM XI LP
2.43%, 04/19/22 (a) (b)	500	500
4.23%, 04/19/22 (a) (b)	250	250
LCM XIV LP, 3.78%, 07/15/25 (a) (b)	500	490
LCM XV LP, 3.38%, 08/25/24 (a) (b)	1,000	1,001
Lehman Mortgage Trust REMIC, 5.50%, 11/25/35	2,701	2,543
Madison Park Funding IV Ltd., 1.71%, 03/22/21 (a) (b)	500	481
Madison Park Funding Ltd., 3.38%, 07/20/26 (a) (b)	500	502
Madison Park Funding XV Ltd., 3.91%, 01/27/26 (a) (b)	500	490
Madison Park Funding XVI Ltd., 3.30%, 04/20/26 (a) (b)	1,500	1,500
Morgan Stanley Bank of America Merrill Lynch Trust REMIC
4.83%, 02/15/24 (a) (b)	2,000	1,885
4.49%, 09/15/24	1,500	1,512
3.53%, 11/15/24	2,000	2,026
4.00%, 12/15/24	2,000	1,895
4.16%, 01/15/25	1,200	1,187
4.46%, 01/15/25	1,200	1,184
Morgan Stanley Capital I Trust REMIC, 3.82%, 08/11/21 (a) (b)	2,000	2,017
Morgan Stanley Mortgage Loan Trust REMIC
5.75%, 04/25/37 (a)	1,991	1,526
6.00%, 08/25/37	3,591	3,280
Nautique Funding Ltd., 1.98%, 04/15/20 (a) (b)	500	486
Nomura Asset Acceptance Corp. Alternative Loan Trust REMIC, 2.61%, 02/25/36 (a)	2,815	2,426
North End CLO Ltd.
3.03%, 07/17/25 (a) (b)	1,000	983
3.78%, 07/17/25 (a) (b)	500	482
NYLIM Flatiron CLO Ltd., 0.52%, 08/08/20 (a) (b)	227	225
Oaktree CLO, 4.03%, 02/13/25 (a) (b)	250	240
Octagon Investment Partners XX Ltd., 1.72%, 08/12/26 (a) (b)	1,500	1,497
Octagon Investment Partners XXI Ltd.
3.48%, 11/14/26 (a) (b)	1,000	1,001
3.93%, 11/14/26 (a) (b)	1,000	965
Octagon Investment Partners XXII Ltd., 4.86%, 11/22/25 (a) (b)	1,000	1,002
OZLM Funding V Ltd., 1.77%, 01/17/26 (a) (b)	1,000	1,002
Pinnacle Park CLO Ltd., 3.38%, 04/15/26 (a) (b)	1,500	1,501
PR Mortgage Loan Trust REMIC, 5.93%, 09/25/47 (b)	13,781	14,008
Race Point IV CLO Ltd.
1.03%, 08/01/21 (a) (b)	500	500
2.28%, 08/01/21 (a) (b)	500	500
RALI Series Trust REMIC, 5.75%, 01/25/34	4,528	4,647
RALI Trust REMIC
3.51%, 09/25/35 (a)	4,958	4,013
3.76%, 01/25/36 (a)	10,625	8,558
6.00%, 05/25/36	7,942	6,678
RAMP Trust REMIC, 0.51%, 11/25/35 (a)	15,175	12,379
RBSGC Mortgage Loan Trust REMIC
0.64%, 01/25/37 (a)	9,594	6,551
6.75%, 01/25/37	13,861	12,951
Interest Only, 5.86%, 01/25/37 (a)	9,654	1,955
Regatta V Funding Ltd., 1.84%, 10/25/26 (a) (b)	1,000	1,000
Residential Accredit Loans Inc. Trust REMIC, 6.00%, 04/25/36	6,425	5,546
Residential Asset Securitization Trust REMIC
6.00%, 07/25/36	6,654	5,871
0.64%, 04/25/37 (a)	10,080	5,513
44.95%, 04/25/37 (a)	1,314	2,817
6.00%, 08/25/37	30,844	25,931
Residential Funding Mortgage Securities Inc. Trust REMIC
6.00%, 07/25/36	1,201	1,137
6.00%, 11/25/36	6,915	6,459
6.00%, 02/25/37	2,571	2,370
6.00%, 04/25/37	5,545	4,985
6.00%, 07/25/37	5,083	4,597
RFMSI Trust REMIC, 5.50%, 05/25/35	7,131	7,335
Slater Mill Loan Fund LP, 2.93%, 08/17/22 (a) (b)	500	503
Sound Harbor Loan Fund Ltd., 1.78%, 10/30/26 (a) (b)	1,000	999
Springleaf Mortgage Loan Trust REMIC
6.00%, 06/25/58 (a) (b)	10,000	10,472
6.00%, 12/25/65 (a) (b)	10,000	10,208
STARM Mortgage Loan Trust REMIC, 2.80%, 04/25/37 (a)	3,431	2,664
Steele Creek CLO Ltd., 1.88%, 08/21/26 (a) (b)	250	250
Structured Adjustable Rate Mortgage Loan Trust REMIC, 2.43%, 11/25/35 (a)	17,505	15,691
Thacher Park CLO, 3.81%, 10/20/26 (a) (b)	1,000	964
TimberStar Trust 1, 6.21%, 10/15/36 (b)	1,375	1,409

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Venture CDO Ltd., 1.75%, 04/15/26 (a) (b)	500	500
Venture XIV CLO Ltd.
2.14%, 08/28/25 (a) (b)	500	494
4.04%, 08/28/25 (a) (b)	500	492
Venture XV CLO Ltd., 3.35%, 07/15/25 (a) (b)	1,250	1,250
Venture XVII CLO Ltd.
1.76%, 07/15/26 (a) (b)	500	499
2.38%, 07/15/26 (a) (b)	500	499
Voya CLO Ltd., 1.78%, 10/14/26 (a) (b)	1,000	1,000
Wachovia Bank Commercial Mortgage Trust REMIC
5.38%, 12/15/43	2,000	2,101
6.15%, 02/15/51 (a)	5,000	5,168
Washington Mill CLO Ltd.
1.78%, 04/20/26 (a) (b)	1,000	1,000
2.33%, 04/20/26 (a) (b)	500	497
3.28%, 04/20/26 (a) (b)	500	496
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust REMIC
6.00%, 07/25/36 (a)	6,587	5,772
6.00%, 07/25/36	3,689	3,232
5.50%, 04/25/37	5,491	5,024
Wells Fargo Alternative Loan Trust REMIC
6.00%, 07/25/37	8,754	8,488
6.25%, 11/25/37	2,838	2,745
Wells Fargo Commercial Mortgage Trust Interest Only, 1.56%, 04/15/50 (a)	24,961	2,351
Wells Fargo Mortgage Backed Securities REMIC
3.41%, 12/15/24	1,138	1,146
3.96%, 12/15/24	1,761	1,757
Wells Fargo Mortgage Backed Securities Trust REMIC
5.50%, 03/25/36	5,297	5,484
6.00%, 04/25/37	3,885	3,857
6.00%, 06/25/37	8,353	8,372
WF-RBS Commercial Mortgage Trust REMIC
Interest Only, 1.47%, 03/15/47 (a)	23,552	1,724
Interest Only, 1.10%, 11/15/47 (a)	29,392	1,885
WG Horizons CLO I, 1.98%, 05/24/19 (a) (b)	1,000	978
Total Non-U.S. Government Agency Asset- Backed Securities (cost $544,726)		546,886

GOVERNMENT AND AGENCY OBLIGATIONS - 58.6%
GOVERNMENT SECURITIES - 4.2%
U.S. Treasury Securities - 4.2%
U.S. Treasury Note, 0.38%, 08/31/15	60,000	60,028

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 54.4%
Federal Home Loan Mortgage Corp. - 31.6%
Federal Home Loan Mortgage Corp.
3.00%, 06/01/43 - 04/01/45	185,634	184,456
4.00%, 09/01/43 - 02/01/44	19,465	20,660
3.00%, 06/01/45, TBA (c)	24,990	24,812
REMIC, 3.00%, 02/15/32 - 02/15/45	195,797	197,181
REMIC, 3.50%, 09/15/33	5,000	5,088
REMIC, 4.50%, 01/15/40	948	993
REMIC, 6.74%, 06/15/42 (a)	2,128	2,008
REMIC, 5.18%, 01/15/43 (a)	5,045	4,739
REMIC, 4.00%, 11/15/44	1,523	1,557
REMIC, Interest Only, 6.31%, 11/15/40 - 12/15/40 (a)	35,612	6,248
REMIC, Interest Only, 5.71%, 01/15/54 (a)	12,446	2,079
		449,821
Federal National Mortgage Association - 21.8%
Federal National Mortgage Association
4.50%, 04/01/26	9,070	9,704
3.00%, 09/01/33 - 03/01/35	155,388	158,133
3.50%, 09/01/43 - 01/01/45	47,991	49,249
REMIC, 1.50%, 03/25/28	11,618	11,296
REMIC, 3.00%, 06/25/33 - 12/25/44	61,992	58,718
REMIC, 4.00%, 10/25/40	3,624	3,800
REMIC, 2.00%, 09/25/41	9,121	8,956
REMIC, Interest Only, 6.49%, 12/25/25 (a)	4,819	778
REMIC, Interest Only, 6.41%, 02/25/35 - 01/25/40 (a)	55,850	8,645
REMIC, Interest Only, 6.31%, 09/25/41 (a)	4,251	848
		310,127
Government National Mortgage Association - 1.0%
Government National Mortgage Association REMIC
9.33%, 12/20/40 (a)	6,000	6,636
Interest Only, 5.91%, 03/20/40 (a)	22,541	2,800
Principal Only, 0.00%, 03/16/33 (d)	4,099	4,073
		13,509

Total Government and Agency Obligations (cost $821,201)		833,485

SHORT TERM INVESTMENTS - 4.6%
Investment Company - 4.6%
JNL Money Market Fund, 0.01% (e) (f)	65,205	65,205
Total Short Term Investments (cost $65,205)		65,205
Total Investments - 101.6% (cost $1,431,132)		1,445,576
Other Assets and Liabilities, Net - (1.6%)		(22,751)
Total Net Assets - 100.0%		$1,422,825

Portfolio Composition:	Percentage of Total Investments
U.S. Government Agency MBS	53.5%
Non-U.S. Government ABS	37.8
Government Securities	4.2
Short Term Investments	4.5
Total Investments	100.0%

(a)	Variable rate securities. Rate stated was in effect as of June 30, 2015.
(b)

The Sub-Adviser has deemed this security which is exempt from registration under the 1933 Act to be liquid based on procedures approved by the Trust’s Board of Trustees. As of June 30, 2015, the aggregate value of these liquid securities was $153,706 which represented 10.8% of net assets.

(c)	All or a portion of the investment was purchased on a delayed delivery basis. As of June 30, 2015, the total cost of investments purchased on a delayed delivery basis was $24,591.
(d)	Security issued with a zero coupon. Income is recognized through the accretion of discount.
(e)	Investment in affiliate.
(f)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2015.

JNL/Eaton Vance Global Macro Absolute Return Advantage Fund

COMMON STOCKS - 0.7%
ROMANIA - 0.0%
Banca Transilvania (a)	20	$11
BRD-Groupe Societe Generale (a)	5	14
Electrica SA	7	20
OMV Petrom SA	54	5
Societatea Nationala de Gaze Naturale ROMGAZ SA	4	34

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Societatea Nationala Nuclearelectrica SA	3	6
Transelectrica SA	16	100
Transgaz SA Medias	—	4
		194
SINGAPORE - 0.5%
Yoma Strategic Holdings Ltd. (a)	7,942	2,502

SRI LANKA - 0.1%
Dialog Axiata Plc	3,272	257
Hatton National Bank Plc	9	14
		271
UNITED KINGDOM - 0.1%
Genel Energy Plc (a)	59	471
Total Common Stocks (cost $4,914)		3,438

CORPORATE BONDS AND NOTES - 1.6%
AZERBAIJAN - 0.3%
International Bank of Azerbaijan OJSC Via Rubrika, 6.17%, 05/10/17	$1,800	1,741

GEORGIA - 0.9%
Bank of Georgia JSC, 7.75%, 07/05/17	4,109	4,245

RUSSIAN FEDERATION - 0.4%
Gazprom OAO Via Gaz Capital SA, 4.30%, 11/12/15 (b)	2,095	2,107
Total Corporate Bonds and Notes (cost $8,067)		8,093

GOVERNMENT AND AGENCY OBLIGATIONS - 63.0%
ANGOLA - 0.7%
Republic of Angola Via Northern Lights III BV, 7.00%, 08/16/19	3,425	3,419

ARGENTINA - 1.6%
Argentina Bonar Bond, 8.75%, 05/07/24	4,155	3,956
Argentina Republic Government International Bond, 8.28%, 12/31/33 (c)	4,419	4,137
		8,093
ARMENIA - 0.6%
Republic of Armenia, 7.15%, 03/26/25	2,832	2,804

BARBADOS - 1.0%
Barbados Government International Bond
6.63%, 12/05/35	4,726	4,348
6.63%, 12/05/35 (b)	723	665
		5,013
COLOMBIA - 0.4%
Colombia Government International Bond, 5.00%, 06/15/45	2,010	1,859

CROATIA - 4.4%
Croatia Government International Bond, 6.25%, 04/27/17	20,491	21,695

CYPRUS - 2.9%
Cyprus Government International Bond
3.75%, 11/01/15 (b), EUR	4,554	5,058
4.75%, 06/25/19, EUR	2,599	3,013
4.63%, 02/03/20 (b), EUR	2,456	2,822
3.88%, 05/06/22, EUR	3,267	3,652
		14,545
CÔTE D’IVOIRE - 0.9%
Ivory Coast Government International Bond, 6.38%, 03/03/28 (b)	4,500	4,399

DOMINICAN REPUBLIC - 2.2%
Dominican Republic Central Bank Note, 12.00%, 04/05/19 (b), DOP	27,490	652
Dominican Republic International Bond
14.00%, 04/30/21 (b), DOP	15,500	399
15.95%, 06/04/21 (b), DOP	30,000	856
14.50%, 02/10/23 (b), DOP	4,200	113
14.50%, 02/10/23, DOP	48,400	1,297
11.50%, 05/10/24 (b), DOP	49,000	1,188
5.50%, 01/27/25 (b)	2,061	2,066
8.63%, 04/20/27	822	982
18.50%, 02/04/28 (b), DOP	1,900	62
18.50%, 02/04/28, DOP	96,500	3,146
		10,761
ECUADOR - 8.3%
Ecuador Government International Bond
9.38%, 12/15/15	12,098	12,007
10.50%, 03/24/20 (b)	7,450	7,469
7.95%, 06/20/24 (b)	6,282	5,607
7.95%, 06/20/24	18,167	16,214
		41,297
IRAQ - 1.6%
Republic of Iraq, 5.80%, 01/15/28	9,554	7,725

KENYA - 0.4%
Kenya Government International Bond, 6.88%, 06/24/24	2,039	2,069

LEBANON - 3.8%
Lebanon Government International Bond, 8.50%, 08/06/15 - 01/19/16	7,055	7,194
Lebanon Treasury Bill, 6.50%, 01/07/16, LBP	5,000,000	3,343
Lebanon Treasury Note, 6.50%, 07/23/15 - 12/10/15, LBP	12,538,790	8,343
		18,880
MACEDONIA - 2.7%
Former Yugoslav Republic of Macedonia
3.98%, 07/24/21 (b), EUR	9,900	10,568
3.98%, 07/24/21, EUR	2,543	2,714
		13,282
NEW ZEALAND - 2.4%
New Zealand Government Bond, 5.50%, 04/15/23, NZD	3,604	2,810
New Zealand Government Inflation Indexed Bond
2.00%, 09/20/25 (d), NZD	5,431	3,766
3.00%, 09/20/30 (d), NZD	6,743	5,147
		11,723
NIGERIA - 0.5%
Nigeria Government International Bond, 5.13%, 07/12/18	2,671	2,681

PAKISTAN - 2.9%
Pakistan Government International Bond
7.13%, 03/31/16	979	1,005
6.88%, 06/01/17	1,016	1,055
7.25%, 04/15/19 (b)	2,329	2,441
8.25%, 04/15/24 (b)	1,954	2,125
8.25%, 04/15/24	6,983	7,594
		14,220
PHILIPPINES - 1.1%
Philippine Government International Bond
4.95%, 01/15/21, PHP	124,000	2,888
6.25%, 01/14/36, PHP	100,000	2,517
		5,405

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands, except contracts)

June 30, 2015

	Shares/Par †	Value
ROMANIA - 0.7%
Romania Government International Bond
6.75%, 02/07/22	824	962
4.38%, 08/22/23	82	84
4.88%, 01/22/24	164	174
3.63%, 04/24/24, EUR	1,760	2,063
		3,283
RWANDA - 1.0%
Rwanda International Government Bond, 6.63%, 05/02/23	4,866	4,878

SERBIA - 7.1%
Republic of Serbia, 5.25%, 11/21/17	1,814	1,874
Serbia Treasury Bond
11.50%, 10/26/15, RSD	244,090	2,304
10.00%, 01/30/16 - 02/05/22, RSD	3,225,020	30,891
		35,069
SLOVENIA - 3.0%
Slovenia Government International Bond
4.13%, 02/18/19	4,296	4,468
5.50%, 10/26/22	2,695	2,988
5.85%, 05/10/23	1,325	1,499
5.85%, 05/10/23 (b)	5,263	5,955
		14,910
SRI LANKA - 3.1%
Sri Lanka Government Bond, 8.00%, 09/01/16, LKR	945,870	7,182
Sri Lanka Government International Bond
6.00%, 01/14/19	610	623
6.25%, 10/04/20 - 07/27/21	2,748	2,801
5.88%, 07/25/22	4,972	4,885
		15,491
TANZANIA - 1.4%
Tanzania Government International Bond, 6.40%, 03/08/20 (e)	6,828	6,905

TURKEY - 2.7%
Turkey Government Inflation Indexed Bond
4.00%, 04/01/20 (f), TRY	355	141
3.00%, 01/06/21 - 07/21/21 (f), TRY	33,830	12,926
2.00%, 10/26/22 (f), TRY	479	172
		13,239
UNITED STATES OF AMERICA - 0.8%
Federal Home Loan Mortgage Corp. Interest Only REMIC, 5.91%, 06/15/32 (e)	4,378	797
Federal National Mortgage Association REMIC
Interest Only, 6.01%, 03/25/33 (e)	1,589	307
Interest Only, 5.86%, 11/25/38 (e)	4,215	583
Interest Only, 6.06%, 07/25/42 - 04/25/43 (e)	8,088	1,411
Interest Only, 5.96%, 01/25/43 (e)	3,986	722
		3,820
VENEZUELA - 3.6%
Venezuela Government International Bond
5.75%, 02/26/16	3,897	3,219
9.25%, 09/15/27	16,686	7,092
11.95%, 08/05/31	17,925	7,663
		17,974
ZAMBIA - 1.2%
Zambia Government International Bond, 8.50%, 04/14/24 (b)	6,124	6,155
Total Government and Agency Obligations (cost $329,047)		311,594

	Shares/Par/Contracts †
INVESTMENT COMPANIES - 0.4%
Fondul Proprietatea SA	10,011	1,983
Total Investment Companies (cost $2,515)		1,983

PURCHASED OPTIONS - 1.5%
Euro versus USD Call Option, Strike Price 1.10, Expiration 11/01/16, DUB	13,983,000	568
Euro versus USD Call Option, Strike Price 1.19, Expiration 10/29/19, GSI	13,983,000	1,117
Euro versus USD Call Option, Strike Price 1.30, Expiration 07/30/15, CIT	11,877,000	1,672
Euro versus USD Call Option, Strike Price 6.34, Expiration 06/07/16, CIT	6,640,000	82
Euro versus USD Call Option, Strike Price 6.34, Expiration 06/07/16, SCB	8,221,000	102
Euro versus USD Call Option, Strike Price 6.46, Expiration 06/15/17, SCB	7,150,000	165
Euro versus USD Call Option, Strike Price 6.46, Expiration 06/15/17, SCB	7,659,000	176
Euro versus USD Put Option, Strike Price 1.35, Expiration 7/30/15, CIT	11,877,000	2,051
Hang Seng China Enterprises Index Call Option, Strike Price HKD 14,000, Expiration 12/30/15, CGM	109	411
Japanese Yen versus USD Call Option, Strike Price JPY 120, Expiration 11/11/15, GSI	6,306,000	195
Japanese Yen versus USD Call Option, Strike Price JPY 120, Expiration 11/11/15, JPM	7,294,000	226
Nikkei 225 Index, Call Option, Strike Price JPY 20,000, Expiration 11/13/15, DUB	58	483
SGX CNX Nifty Index Call Option, Strike Price 9,000, Expiration 09/24/15, CIT	327	55
Total Purchased Options (cost $5,046)		7,303

VARIABLE RATE SENIOR LOAN INTERESTS - 0.5%
ETHIOPIA - 0.5%
Ethiopian Railways Corp. Term Loan, 4.12%, 08/01/21 (e) (g) (k)	$2,700	2,270
Total Variable Rate Senior Loan Interests (cost $2,128)		2,270

SHORT TERM INVESTMENTS - 27.9%
Investment Company - 17.8%
JNL Money Market Fund, 0.01% (h) (i)	88,184	88,184
Repurchase Agreements - 1.8%
Spain - 1.8%
Repurchase Agreement with BOA, (0.25)% (Collateralized by EUR 5,943 Spain Government Bond, 5.40%, due 01/31/23, value EUR 7,880) acquired on 06/23/15, due 07/08/15 at $8,785, EUR	7,880	8,785

Treasury Securities - 8.3%
Lebanon Treasury Bill, 0.00%, 01/28/16, LBP	8,341,680	5,381
Philippine Treasury Bill, 0.04%, 05/04/16, PHP	17,200	374
Republic of Uganda Treasury Bill, 0.00%, 09/03/15, UGX	595,000	176
Sri Lanka Treasury Bill
0.04%, 09/11/15, LKR	250,380	1,850
0.04%, 02/05/16, LKR	1,576,570	11,360
U.S. Treasury Bill,
0.01%, 09/17/15 (l)	$10,000	10,000
0.00%, 10/15/15 (l)	10,000	9,999

See accompanying Notes to Financial Statements.

	Shares/Par/Contracts †	Value
Uruguay Treasury Bill
0.44%, 08/20/15, UYU	13,080	475
0.45%, 10/08/15, UYU	20,240	722
0.44%, 01/14/16, UYU	2,000	69
0.43%, 05/17/16, UYU	6,530	215
0.40%, 07/28/16, UYU	5,615	181
		40,802
Total Short Term Investments (cost $138,266)		137,771
Total Investments - 95.6% (cost $489,983)		472,452
Total Securities Sold Short - (1.7%) (proceeds $8,057)		(8,244)
Other Assets and Liabilities, Net - 6.1%		30,212
Total Net Assets - 100.0%		$494,420

SECURITIES SOLD SHORT - 1.7%
GOVERNMENT AND AGENCY OBLIGATIONS - 1.7%
SPAIN - 1.7%
Spain Government Bond, 5.40%, 01/31/23 (b), EUR	5,943	$8,244
Total Securities Sold Short - 1.7% (proceeds $8,057)		$8,244

Portfolio Composition:	Percentage of Total Investments
Government Securities	64.8%
Purchased Options	1.6
Financials	1.3
U.S. Government Agency MBS	0.8
Energy	0.6
Industrials	0.6
Investment Companies	0.4
Telecommunication Services	0.1
Short Term Investments	29.8
Net Long (Short) Investments	100.0%

(a)	Non-income producing security.
(b)

The Sub-Adviser has deemed this security which is exempt from registration under the 1933 Act to be liquid based on procedures approved by the Trust’s Board of Trustees. As of June 30, 2015, the aggregate value of these liquid securities was $60,706 for long term investments and ($8,244) for securities sold short which represented 12.3% and (1.7%) of net assets, respectively.

(c)	Issuer was in bankruptcy and/or was in default relating to principal and/or interest. The aggregate value of these securities represented 0.85% of net assets.
(d)	Treasury inflation indexed note, par amount is not adjusted for inflation.
(e)	Variable rate securities. Rate stated was in effect as of June 30, 2015.
(f)	Treasury inflation indexed note, par amount is adjusted for inflation.
(g)	Unfunded loan commitment relating to this security at June 30, 2015. See Unfunded Commitments in the Notes to Financial Statements.
(h)	Investment in affiliate.
(i)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2015.
(j)	The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the Trust’s Board of Trustees.
(k)

Security fair valued in good faith in accordance with the procedures approved by the Trust’s Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for FASB ASC Topic 820 “Fair Value Measurements” based on the applicable valuation inputs. See FASB ASC Topic 820 “Fair Value Measurement” in the Notes to Financial Statements.

(l)	All or a portion of the security is pledged or segregated as collateral. See the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

Schedule of Written Options

	Expiration Date	Exercise Price		Notional Contracts	Value
Foreign Currency Options
Euro versus USD Call Option, CIT	07/30/2015	EUR	1.30	11,877,000	$(1,672)
Euro versus USD Call Option, CIT	07/30/2015	EUR	1.35	11,877,000	(2,051)
				23,754,000	$(3,723)

Summary of Written Options

	Notional Contracts	Premiums
Options outstanding at December 31, 2014	88,857,642	$2,818
Options closed during the period	(7,422,642)	(288)
Options expired during the period	(52,681,000)	(1,492)
Options outstanding at June 30, 2015	23,754,000	$1,038

Schedule of Open Futures Contracts

	Expiration	Contracts Long / (Short)	Unrealized Appreciation / (Depreciation)
10-Year USD Deliverable Interest Rate Swap Future	September 2015	(539)	$(217)
10-Year USD Deliverable Interest Rate Swap Future	September 2015	22	(2)
2-Year USD Deliverable Interest Rate Swap Future	September 2015	(121)	(35)
30-Year USD Deliverable Interest Rate Swap Future	September 2015	(13)	(5)
5-Year USD Deliverable Interest Rate Swap Future	September 2015	(242)	(148)
90-Day Eurodollar Future	March 2017	(948)	(415)
Euro STOXX 50 Future	September 2015	(121)	10
Euro-Bund Future	September 2015	41	79
Hang Seng China Enterprises Index Future	July 2015	12	(49)
S&P 500 E-Mini Index Future	September 2015	(93)	207
SET50 Index Future	September 2015	(850)	8
SGX CNX Nifty Index Future	July 2015	618	112
Tokyo Price Index Future	September 2015	58	(95)
U.S. Treasury Note Future, 10-Year	September 2015	(14)	16
USD Denominated Nikkei 225 Future	September 2015	17	(33)
			$(567)

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
CHF/USD	08/04/2015	GSC	CHF	9,143	$9,792	$80
CLP/USD	08/18/2015	BNP	CLP	2,864,830	4,461	(283)
CLP/USD	09/17/2015	BNP	CLP	1,947,721	3,024	(18)
CNY/USD	09/24/2015	SCB	CNY	11,643	1,867	(16)
CNY/USD	09/24/2015	DUB	CNY	29,190	4,680	8
CNY/USD	09/24/2015	SCB	CNY	29,100	4,665	10
CNY/USD	09/28/2015	SCB	CNY	29,780	4,773	12
CNY/USD	09/28/2015	JPM	CNY	28,500	4,568	12
CNY/USD	03/02/2016	JPM	CNY	39,153	6,219	88
CNY/USD	03/02/2016	SCB	CNY	39,153	6,219	88
CNY/USD	03/07/2016	BNP	CNY	18,983	3,014	42
CNY/USD	03/07/2016	SCB	CNY	20,281	3,220	44
EUR/HUF	07/09/2015	MSC	HUF	(1,588,636)	(5,614)	(113)
EUR/HUF	07/09/2015	DUB	HUF	(764,026)	(2,700)	77
EUR/HUF	07/16/2015	DUB	HUF	(1,812,412)	(6,404)	30
EUR/HUF	08/04/2015	BNP	HUF	(3,864,754)	(13,649)	434
EUR/HUF	09/18/2015	DUB	HUF	(2,061,320)	(7,276)	70
EUR/USD	07/01/2015	DUB	EUR	5,853	6,525	170

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2015

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
EUR/USD	07/01/2015	DUB	EUR	4,822	$5,376	$(70)
EUR/USD	07/08/2015	GSC	EUR	1,113	1,241	49
EUR/USD	07/29/2015	GSC	EUR	1,900	2,119	(26)
EUR/USD	07/29/2015	GSC	EUR	627	699	17
EUR/USD	11/27/2015	MSC	EUR	3,315	3,705	113
EUR/USD	11/27/2015	MSC	EUR	616	688	(2)
IDR/USD	07/27/2015	SCB	IDR	82,652,956	6,167	(40)
IDR/USD	08/31/2015	DUB	IDR	3,433,235	254	—
INR/USD	07/27/2015	JPM	INR	314,517	4,913	18
INR/USD	07/27/2015	DUB	INR	261,045	4,078	16
INR/USD	07/31/2015	SCB	INR	98,437	1,537	12
INR/USD	09/09/2015	BNP	INR	339,633	5,259	26
INR/USD	09/09/2015	BOA	INR	265,516	4,111	21
JPY/USD	07/16/2015	GSC	JPY	286,677	2,343	(64)
JPY/USD	07/16/2015	GSC	JPY	1,254,760	10,255	197
MXN/USD	08/19/2015	MSC	MXN	134,590	8,533	(365)
MXN/USD	08/19/2015	SCB	MXN	133,618	8,471	(359)
NZD/USD	07/17/2015	JPM	NZD	20,281	13,724	(439)
PHP/USD	07/07/2015	SCB	PHP	9,678	215	(3)
PHP/USD	07/07/2015	DUB	PHP	10,022	222	(3)
PHP/USD	07/07/2015	GSC	PHP	8,520	189	(2)
PHP/USD	08/12/2015	DUB	PHP	457,029	10,112	(84)
PHP/USD	09/08/2015	BNP	PHP	47,209	1,043	(2)
PHP/USD	10/01/2015	BOA	PHP	94,074	2,076	1
PLN/EUR	07/09/2015	MSC	EUR	(1,305)	(1,455)	(39)
PLN/EUR	07/16/2015	DUB	EUR	(9,992)	(11,142)	(88)
PLN/EUR	08/04/2015	BNP	EUR	(12,753)	(14,225)	(423)
PLN/EUR	09/18/2015	DUB	EUR	(9,528)	(10,634)	(65)
PLN/USD	08/24/2015	GSC	PLN	1,291	343	(10)
RSD/EUR	09/21/2015	CGM	EUR	(1,092)	(1,219)	32
RSD/EUR	09/23/2015	DUB	EUR	(434)	(485)	12
RSD/EUR	10/13/2015	CGM	EUR	(606)	(677)	49
RSD/EUR	10/13/2015	DUB	EUR	(74)	(83)	6
RSD/EUR	01/29/2016	CGM	EUR	(5,606)	(6,274)	229
RSD/EUR	01/29/2016	DUB	EUR	(132)	(147)	4
TRY/USD	09/14/2015	BNP	TRY	53,681	19,604	357
TRY/ZAR	01/13/2016	SCB	ZAR	(42,222)	(3,349)	(359)
TWD/USD	07/13/2015	DUB	TWD	4,322	140	(1)
TWD/USD	07/13/2015	BOA	TWD	139,890	4,534	(43)
TWD/USD	08/04/2015	SCB	TWD	146,779	4,758	(44)
TWD/USD	08/12/2015	GSC	TWD	213,870	6,933	(51)
TWD/USD	08/12/2015	BNP	TWD	213,870	6,933	(48)
TWD/USD	08/12/2015	DUB	TWD	28,335	919	(8)
USD/AUD	07/13/2015	MSC	AUD	(15,518)	(11,965)	(33)
USD/AUD	07/20/2015	DUB	AUD	(9,081)	(6,999)	(30)
USD/AUD	08/06/2015	DUB	AUD	(18,390)	(14,160)	185
USD/AUD	08/19/2015	SCB	AUD	(9,066)	(6,976)	286
USD/AUD	08/19/2015	MSC	AUD	(9,164)	(7,051)	288
USD/AUD	08/19/2015	SCB	AUD	(3,733)	(2,872)	(9)
USD/CAD	09/24/2015	SCB	CAD	(37,052)	(29,632)	577
USD/CHF	08/04/2015	GSC	CHF	(9,143)	(9,792)	(25)
USD/CNY	09/24/2015	DUB	CNY	(69,933)	(11,212)	128
USD/CNY	09/28/2015	SCB	CNY	(58,280)	(9,341)	105
USD/CNY	03/02/2016	SCB	CNY	(78,306)	(12,437)	141
USD/CNY	03/07/2016	SCB	CNY	(39,264)	(6,234)	71
USD/EUR	07/01/2015	DUB	EUR	(10,675)	(11,901)	(276)
USD/EUR	07/08/2015	GSC	EUR	(1,113)	(1,241)	(43)
USD/EUR	07/29/2015	GSC	EUR	(2,526)	(2,818)	(101)
USD/EUR	07/29/2015	GSC	EUR	(1,883)	(2,099)	40
USD/EUR	08/10/2015	SCB	EUR	(8,799)	(9,815)	(31)
USD/EUR	08/10/2015	SCB	EUR	(7,235)	(8,070)	44

See accompanying Notes to Financial Statements.

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
USD/EUR	08/19/2015	GSC	EUR	(13,071)	$(14,582)	$332
USD/EUR	08/26/2015	SCB	EUR	(28,667)	(31,984)	(39)
USD/EUR	09/02/2015	DUB	EUR	(466)	(520)	1
USD/EUR	09/08/2015	BNP	EUR	(1,000)	(1,116)	18
USD/EUR	09/16/2015	JPM	EUR	(12,486)	(13,936)	109
USD/EUR	09/16/2015	JPM	EUR	(790)	(882)	(1)
USD/EUR	09/30/2015	GSC	EUR	(651)	(726)	4
USD/EUR	09/30/2015	DUB	EUR	(6,143)	(6,857)	32
USD/EUR	09/30/2015	CGM	EUR	(3,825)	(4,270)	6
USD/EUR	11/27/2015	SCB	EUR	(3,931)	(4,393)	554
USD/GBP	08/18/2015	JPM	GBP	(410)	(643)	3
USD/JPY	07/16/2015	GSC	JPY	(2,563,882)	(20,953)	564
USD/NZD	07/17/2015	JPM	NZD	(593)	(401)	45
USD/NZD	07/17/2015	DUB	NZD	(18,828)	(12,741)	1,493
USD/NZD	07/17/2015	GSC	NZD	(860)	(582)	16
USD/NZD	08/19/2015	SCB	NZD	(8,736)	(5,895)	584
USD/NZD	08/19/2015	MSC	NZD	(8,747)	(5,902)	582
USD/NZD	09/15/2015	BNP	NZD	(1,978)	(1,332)	44
USD/OMR	04/01/2016	BNP	OMR	(2,303)	(5,970)	(13)
USD/OMR	05/11/2016	BNP	OMR	(1,721)	(4,459)	(24)
USD/OMR	06/06/2016	BNP	OMR	(5,904)	(15,293)	(55)
USD/OMR	03/23/2017	BNP	OMR	(1,156)	(2,983)	(4)
USD/OMR	03/27/2017	BNP	OMR	(1,156)	(2,983)	(4)
USD/OMR	05/25/2017	BNP	OMR	(2,773)	(7,150)	(85)
USD/OMR	06/05/2017	BNP	OMR	(4,155)	(10,712)	(114)
USD/RON	08/19/2015	DUB	RON	(9,451)	(2,353)	60
USD/SGD	07/02/2015	DUB	SGD	(3,638)	(2,701)	(8)
USD/SGD	07/02/2015	SCB	SGD	(204)	(151)	—
USD/SGD	07/02/2015	SCB	SGD	(184)	(136)	—
USD/SGD	08/17/2015	SCB	SGD	(10,980)	(8,146)	65
USD/SGD	08/17/2015	DUB	SGD	(15,430)	(11,448)	96
USD/SGD	10/02/2015	JPM	SGD	(4,025)	(2,985)	(3)
USD/TRY	09/14/2015	BNP	TRY	(16,336)	(5,966)	(91)
USD/TRY	01/13/2016	BNP	TRY	(3,152)	(1,113)	40
USD/TRY	01/13/2016	SCB	TRY	(5,317)	(1,877)	75
USD/TWD	07/13/2015	JPM	TWD	(26,912)	(872)	(6)
USD/TWD	07/13/2015	BOA	TWD	(117,300)	(3,802)	(25)
USD/TWD	08/04/2015	DUB	TWD	(146,779)	(4,758)	60
USD/TWD	08/12/2015	CGM	TWD	(72,875)	(2,362)	17
USD/TWD	08/12/2015	DUB	TWD	(263,897)	(8,555)	30
USD/TWD	08/12/2015	BNP	TWD	(119,303)	(3,868)	13
USD/ZAR	07/02/2015	JPM	ZAR	(95,034)	(7,811)	(148)
USD/ZAR	09/14/2015	BNP	ZAR	(201,200)	(16,321)	(220)
USD/ZAR	09/22/2015	SCB	ZAR	(118,303)	(9,583)	(20)
USD/ZAR	09/30/2015	BNP	ZAR	(95,034)	(7,687)	37
UYU/USD	08/26/2015	CGM	UYU	34,790	1,267	(78)
UYU/USD	09/28/2015	CGM	UYU	79,241	2,859	(100)
UYU/USD	10/29/2015	CGM	UYU	33,000	1,180	(23)
ZAR/USD	07/02/2015	BNP	ZAR	95,034	7,811	(35)
ZMW/USD	11/30/2015	SCB	ZMW	4,199	524	(18)
ZMW/USD	12/04/2015	SCB	ZMW	4,471	557	(20)
ZMW/USD	12/23/2015	CGM	ZMW	2,839	351	(5)
ZMW/USD	12/28/2015	SCB	ZMW	4,698	579	(13)
ZMW/USD	01/11/2016	BNP	ZMW	1,904	233	(3)
ZMW/USD	01/15/2016	CGM	ZMW	4,726	578	(15)
ZMW/USD	01/19/2016	SCB	ZMW	19,317	2,358	(9)
					$(306,890)	$4,274

See accompanying Notes to Financial Statements.

Schedule of Interest Rate Swap Agreements

Counterparty	Floating Rate Index	Fund Paying / Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount (1)		Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Over the Counter Interest Rate Swap Agreements
BNP	3-Month Kuala Lumpur Interbank Offered Rate	Paying	3.76%	04/28/2020	MYR	13,300	$—	$(29)
BNP	3-Month Kuala Lumpur Interbank Offered Rate	Paying	3.75%	04/29/2020	MYR	9,260	—	(20)
BNP	3-Month Kuala Lumpur Interbank Offered Rate	Paying	3.75%	04/30/2020	MYR	6,940	—	(16)
BOA	3-Month Kuala Lumpur Interbank Offered Rate	Paying	3.75%	04/28/2020	MYR	10,190	—	(23)
BOA	3-Month Kuala Lumpur Interbank Offered Rate	Paying	3.76%	04/29/2020	MYR	4,720	—	(10)
BOA	3-Month Kuala Lumpur Interbank Offered Rate	Paying	3.79%	05/05/2020	MYR	6,140	—	(11)
CIT	3-Month Kuala Lumpur Interbank Offered Rate	Paying	3.74%	04/30/2020	MYR	9,290	—	(22)
DUB	3-Month Kuala Lumpur Interbank Offered Rate	Paying	3.89%	11/28/2019	MYR	11,717	—	1
GSI	3-Month Kuala Lumpur Interbank Offered Rate	Paying	3.92%	11/24/2019	MYR	3,250	—	2
GSI	3-Month Kuala Lumpur Interbank Offered Rate	Paying	3.75%	04/28/2020	MYR	13,300	—	(30)
GSI	3-Month Kuala Lumpur Interbank Offered Rate	Paying	3.80%	05/05/2020	MYR	9,130	—	(15)
JPM	3-Month Kuala Lumpur Interbank Offered Rate	Paying	3.90%	11/27/2019	MYR	10,730	—	3
SCB	3-Month Kuala Lumpur Interbank Offered Rate	Paying	3.93%	11/25/2019	MYR	10,503	—	6
JPM	3-Month New Zealand Bank Bill Forward Rate Agreement	Paying	4.06%	06/04/2023	NZD	1,890	—	27
BOA	3-Month Poland Warsaw Interbank Rate	Paying	2.73%	05/27/2018	PLN	72,500	—	322
DUB	3-Month Saudi Riayl Interbank Offered Rate	Receiving	2.15%	06/28/2020	SAR	12,010	—	(7)
GSI	3-Month Saudi Riayl Interbank Offered Rate	Receiving	2.17%	06/29/2020	SAR	6,340	—	(5)
BNP	7-Day China Fixing Repo Rate	Paying	2.45%	06/24/2017	CNY	30,703	—	17
BNP	7-Day China Fixing Repo Rate	Paying	2.49%	06/25/2017	CNY	32,467	—	22
DUB	7-Day China Fixing Repo Rate	Paying	2.45%	06/18/2017	CNY	62,325	—	35
DUB	7-Day China Fixing Repo Rate	Paying	2.46%	06/24/2017	CNY	32,803	—	19
DUB	7-Day China Fixing Repo Rate	Paying	2.45%	06/25/2017	CNY	74,545	—	42
GSI	7-Day China Fixing Repo Rate	Paying	2.45%	06/18/2017	CNY	62,325	—	35
GSI	7-Day China Fixing Repo Rate	Paying	2.46%	06/24/2017	CNY	65,605	—	39
GSI	7-Day China Fixing Repo Rate	Paying	2.49%	06/25/2017	CNY	64,935	—	44
JPM	7-Day China Fixing Repo Rate	Paying	2.49%	06/25/2017	CNY	64,935	—	44
SCB	7-Day China Fixing Repo Rate	Paying	2.46%	06/24/2017	CNY	65,606	—	39
SCB	7-Day China Fixing Repo Rate	Paying	2.50%	06/25/2017	CNY	77,921	—	56
DUB	Brazil Interbank Deposit Rate	Paying	12.19%	01/02/2017	BRL	27,826	—	(167)
DUB	Brazil Interbank Deposit Rate	Paying	12.20%	01/02/2017	BRL	68,694	—	(409)
DUB	Brazil Interbank Deposit Rate	Paying	12.03%	01/02/2017	BRL	5,687	—	(39)
DUB	Brazil Interbank Deposit Rate	Paying	11.81%	01/02/2017	BRL	96,599	—	(782)
DUB	Brazil Interbank Deposit Rate	Paying	12.31%	01/02/2017	BRL	58,823	—	(335)
GSI	Brazil Interbank Deposit Rate	Paying	12.14%	01/02/2017	BRL	57,124	—	(359)
GSI	Brazil Interbank Deposit Rate	Paying	12.08%	01/02/2017	BRL	67,484	—	(458)
GSI	Brazil Interbank Deposit Rate	Paying	12.02%	01/02/2017	BRL	58,386	—	(414)
GSI	Brazil Interbank Deposit Rate	Paying	13.65%	01/02/2017	BRL	234,857	—	(88)
GSI	Brazil Interbank Deposit Rate	Paying	12.33%	01/02/2017	BRL	29,412	—	(164)
GSI	Brazil Interbank Deposit Rate	Paying	12.33%	01/02/2017	BRL	66,355	—	(371)
GSI	Brazil Interbank Deposit Rate	Paying	13.26%	01/02/2018	BRL	125,421	—	97
GSI	Brazil Interbank Deposit Rate	Paying	13.27%	01/02/2018	BRL	45,104	—	38
GSI	Brazil Interbank Deposit Rate	Receiving	11.51%	01/02/2023	BRL	30,230	—	279
GSI	Brazil Interbank Deposit Rate	Receiving	11.64%	01/02/2023	BRL	26,372	—	204
DUB	Chilean Interbank Rate	Receiving	3.70%	08/07/2018	CLP	3,319,072	—	(34)
DUB	Chilean Interbank Rate	Receiving	3.60%	08/08/2018	CLP	3,387,520	—	(16)
GSI	Chilean Interbank Rate	Receiving	3.76%	12/09/2019	CLP	1,143,638	—	7
BOA	Colombian Interbank Rate	Paying	4.48%	11/10/2016	COP	11,675,598	—	1
BOA	Colombian Interbank Rate	Paying	4.41%	11/14/2016	COP	5,693,849	—	(2)
BOA	Colombian Interbank Rate	Paying	4.45%	11/15/2016	COP	5,693,849	—	(1)
BOA	Colombian Interbank Rate	Paying	4.37%	11/21/2016	COP	16,418,279	—	(10)
BOA	Colombian Interbank Rate	Paying	4.37%	11/24/2016	COP	13,134,620	—	(8)
CIT	Colombian Interbank Rate	Paying	4.28%	11/28/2016	COP	9,009,720	—	(10)
CIT	Colombian Interbank Rate	Paying	4.29%	12/01/2016	COP	9,009,720	—	(10)
MSC	Colombian Interbank Rate	Paying	4.49%	11/10/2016	COP	7,799,577	—	1
MSC	Colombian Interbank Rate	Paying	4.46%	11/15/2016	COP	7,832,884	—	(1)
							$—	$(2,486)

See accompanying Notes to Financial Statements.

Counterparty	Floating Rate Index	Fund Paying / Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount (1)		Unrealized Appreciation / (Depreciation)
Centrally Cleared Interest Rate Swap Agreements
N/A	3-Month LIBOR	Paying	1.80%	06/29/2020		3,210	$6
N/A	3-Month LIBOR	Paying	1.80%	06/29/2020		1,690	4
N/A	3-Month LIBOR	Receiving	2.75%	09/16/2025		3,400	13
N/A	3-Month New Zealand Bank Bill Forward Rate Agreement	Paying	4.03%	11/26/2017	NZD	27,253	415
N/A	3-Month New Zealand Bank Bill Forward Rate Agreement	Paying	4.02%	11/27/2017	NZD	10,220	153
N/A	3-Month New Zealand Bank Bill Forward Rate Agreement	Paying	3.96%	11/28/2017	NZD	19,097	268
N/A	3-Month New Zealand Bank Bill Forward Rate Agreement	Paying	4.96%	04/29/2024	NZD	6,530	443
N/A	3-Month New Zealand Bank Bill Forward Rate Agreement	Paying	3.77%	03/05/2025	NZD	4,292	(35)
N/A	3-Month New Zealand Bank Bill Forward Rate Agreement	Paying	4.05%	06/16/2025	NZD	3,210	28
N/A	3-Month New Zealand Bank Bill Forward Rate Agreement	Paying	4.05%	06/16/2025	NZD	5,278	47
N/A	3-Month New Zealand Bank Bill Forward Rate Agreement	Paying	3.92%	06/25/2025	NZD	8,685	11
N/A	6-Month Euribor	Receiving	0.21%	04/15/2020	EUR	24,050	335
N/A	6-Month Euribor	Receiving	0.21%	04/15/2020	EUR	20,450	286
N/A	6-Month Euribor	Receiving	0.50%	09/16/2020	EUR	22,644	(80)
N/A	6-Month Euribor	Receiving	1.25%	09/16/2025	EUR	1,370	(1)
N/A	6-Month Poland Warsaw Interbank Offered Rate	Paying	1.95%	10/27/2019	PLN	68,947	(356)
N/A	6-Month Poland Warsaw Interbank Offered Rate	Paying	1.72%	02/27/2020	PLN	16,787	(150)
N/A	6-Month Poland Warsaw Interbank Offered Rate	Paying	1.78%	02/27/2020	PLN	10,726	(89)
N/A	6-Month Poland Warsaw Interbank Offered Rate	Paying	1.78%	02/27/2020	PLN	50,127	(416)
N/A	British Bankers’ Association Yen LIBOR	Receiving	0.75%	06/12/2024	JPY	751,525	(123)
N/A	British Bankers’ Association Yen LIBOR	Receiving	0.52%	12/24/2024	JPY	3,939,100	244
N/A	British Bankers’ Association Yen LIBOR	Receiving	0.51%	01/07/2025	JPY	113,775	8
N/A	British Bankers’ Association Yen LIBOR	Receiving	0.63%	05/14/2025	JPY	734,319	(5)
							$1,006

Schedule of Over the Counter Cross Currency Swap Agreements

Counterparty	Receive Rate (7)	Pay Rate (7)	Expiration Date	Notional Amount Received (1)		Notional Amount Delivered (1)		Unrealized Appreciation / (Depreciation)
DUB	Fixed rate of 0.95%	Sinacofi Chile Interbank Rate	08/08/2018	CLF	136	CLP	(3,261,544)	$167
DUB	Fixed rate of 1.00%	Sinacofi Chile Interbank Rate	08/07/2018	CLF	130	CLP	(3,131,015)	169
GSI	Fixed rate of 1.17%	Sinacofi Chile Interbank Rate	12/09/2019	CLF	48	CLP	(1,178,136)	24
JPM	3-Month LIBOR	Fixed rate of 5.85%	01/06/2021	USD	9,387	TRY	(17,366)	3,924
JPM	3-Month LIBOR	Fixed rate of 7.86%	07/21/2021	USD	7,142	TRY	(13,678)	2,205
JPM	Fixed rate of 10.76%	3-Month LIBOR	04/08/2016	TRY	7,891		(3,705)	(692)
								$5,797

Schedule of Credit Default Swap Agreements

Counterparty	Reference Obligation	Implied Credit Spread (4)	Fixed Received / Pay Rate (6)	Expiration Date	Notional Amount (1),(5)	Value	Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Over the Counter Credit Default Swap Agreements
Credit default swap agreements - purchase protection (2)
GSI	Central Bank of Tunisia, 8.25%, 09/19/2027	N/A	1.00%	06/20/2018	$3,200	$131	$424	$(293)
DUB	Kingdom of Thailand, 7.07%, 09/30/2013	N/A	1.00%	06/20/2018	4,900	(64)	(36)	(28)
JPM	Kingdom of Thailand, 7.07%, 09/30/2013	N/A	1.00%	06/20/2018	4,250	(56)	(15)	(41)
GSI	Lebanese Republic, 11.63%, 05/11/2016	N/A	1.00%	06/20/2018	17,491	926	2,422	(1,496)
GSI	Lebanese Republic, 11.63%, 05/11/2016	N/A	5.00%	12/20/2018	228	(14)	(12)	(2)
GSI	Lebanese Republic, 11.63%, 05/11/2016	N/A	5.00%	12/20/2018	245	(15)	(13)	(2)
JPM	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2018	11,250	(163)	(143)	(20)
GSC	Republic of Chile, 3.88%, 08/05/2020	N/A	1.00%	09/20/2020	4,490	(28)	(35)	7
GSC	Republic of Chile, 3.88%, 08/05/2020	N/A	1.00%	09/20/2020	2,935	(18)	(23)	5
GSC	Republic of Chile, 3.88%, 08/05/2020	N/A	1.00%	09/20/2020	2,054	(13)	(11)	(2)
GSC	Republic of Chile, 3.88%, 08/05/2020	N/A	1.00%	09/20/2020	2,050	(12)	(11)	(1)
JPM	Republic of Chile, 3.88%, 08/05/2020	N/A	1.00%	09/20/2020	2,260	(14)	(18)	4
JPM	Republic of Chile, 3.88%, 08/05/2020	N/A	1.00%	09/20/2020	2,050	(13)	(15)	2
CIT	Republic of Croatia, 5.00%, 04/15/2014	N/A	1.00%	06/20/2018	690	20	57	(37)

See accompanying Notes to Financial Statements.

Counterparty	Reference Obligation	Implied Credit Spread (4)	Fixed Received / Pay Rate (6)	Expiration Date	Notional Amount (1),(5)	Value	Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Over the Counter Credit Default Swap Agreements (continued)
Credit default swap agreements - purchase protection (2) (continued)
GSI	Republic of Croatia, 6.25%, 04/27/2017	N/A	1.00%	03/20/2019	$900	$41	$55	$(14)
GSI	Republic of Croatia, 6.25%, 04/27/2017	N/A	1.00%	03/20/2020	18,870	1,298	1,610	(312)
GSI	Republic of South Africa, 5.50%, 03/09/2020	N/A	1.00%	12/20/2023	13,500	1,444	1,769	(325)
JPM	Republic of South Africa, 5.50%, 03/09/2020	N/A	1.00%	06/20/2023	20,000	1,986	1,838	148
BNP	Russian Federation, 7.50%, 03/31/2030	N/A	1.00%	06/20/2023	1,500	239	117	122
BNP	Russian Federation, 7.50%, 03/31/2030	N/A	1.00%	06/20/2023	6,500	1,037	489	548
DUB	Russian Federation, 7.50%, 03/31/2030	N/A	1.00%	06/20/2018	9,906	569	182	387
BNP	State of Qatar, 9.75%, 06/15/2030	N/A	1.00%	06/20/2019	1,019	(23)	(19)	(4)
BOA	State of Qatar, 9.75%, 06/15/2030	N/A	1.00%	06/20/2019	1,020	(23)	(24)	1
BOA	State of Qatar, 9.75%, 06/15/2030	N/A	1.00%	06/20/2019	1,020	(23)	(26)	3
CIT	State of Qatar, 9.75%, 06/15/2030	N/A	1.00%	06/20/2019	3,830	(87)	(89)	2
DUB	State of Qatar, 9.75%, 06/15/2030	N/A	1.00%	06/20/2019	1,019	(24)	(18)	(6)
GSI	State of Qatar, 9.75%, 06/15/2030	N/A	1.00%	12/20/2023	2,506	(22)	4	(26)
GSI	State of Qatar, 9.75%, 06/15/2030	N/A	1.00%	12/20/2023	700	(7)	2	(9)
JPM	State of Qatar, 9.75%, 06/15/2030	N/A	1.00%	03/20/2019	900	(20)	(15)	(5)
JPM	State of Qatar, 9.75%, 06/15/2030	N/A	1.00%	06/20/2019	1,953	(45)	(38)	(7)
JPM	State of Qatar, 9.75%, 06/15/2030	N/A	1.00%	06/20/2019	970	(22)	(25)	3
BNP	United Mexican States, 5.95%, 03/19/2019	N/A	1.00%	06/20/2023	5,080	249	146	103
BNP	United Mexican States, 5.95%, 03/19/2019	N/A	1.00%	06/20/2023	1,211	59	27	32
					$150,497	$7,293	$8,556	$(1,263)
Credit default swap agreements - sell protection (3)
BNP	Republic of Colombia, 10.38%, 01/28/2033	1.60%	1.00%	03/20/2020	$(2,430)	$(65)	$(80)	$15
BNP	Republic of Colombia, 10.38%, 01/28/2033	1.60%	1.00%	03/20/2020	(1,460)	(39)	(48)	9
BNP	Republic of Colombia, 10.38%, 01/28/2033	1.60%	1.00%	03/20/2020	(1,000)	(26)	(32)	6
GSI	Republic of Colombia, 10.38%, 01/28/2033	1.60%	1.00%	03/20/2020	(797)	(22)	(27)	5
JPM	Republic of Colombia, 10.38%, 01/28/2033	1.60%	1.00%	03/20/2020	(970)	(25)	(32)	7
CIT	Republic of Nigeria, 6.75%, 01/28/2021	2.72%	3.50%	06/20/2016	(1,810)	15	(9)	24
GSI	Republic of South Africa, 5.50%, 03/09/2020	1.61%	1.00%	12/20/2018	(10,000)	(203)	(502)	299
JPM	Republic of South Africa, 5.50%, 03/09/2020	1.46%	1.00%	06/20/2018	(20,000)	(265)	(516)	251
BNP	Republic of Turkey, 11.88%, 01/15/2030	2.57%	1.00%	06/20/2023	(2,000)	(211)	(120)	(91)
BNP	Republic of Turkey, 11.88%, 01/15/2030	2.57%	1.00%	06/20/2023	(2,236)	(237)	(128)	(109)
GSI	Republic of Turkey, 11.88%, 01/15/2030	1.68%	1.00%	09/20/2018	(3,300)	(69)	(65)	(4)
GSI	Republic of Turkey, 11.88%, 01/15/2030	1.68%	1.00%	09/20/2018	(5,450)	(115)	(115)	—
GSI	Republic of Turkey, 11.88%, 01/15/2030	1.68%	1.00%	09/20/2018	(2,570)	(54)	(52)	(2)
MSC	Republic of Turkey, 11.88%, 01/15/2030	1.68%	1.00%	09/20/2018	(3,300)	(69)	(67)	(2)
MSC	Republic of Turkey, 11.88%, 01/15/2030	1.68%	1.00%	09/20/2018	(1,100)	(23)	(21)	(2)
MSC	Republic of Turkey, 11.88%, 01/15/2030	1.68%	1.00%	09/20/2018	(1,600)	(34)	(34)	—
MSC	Republic of Turkey, 11.88%, 01/15/2030	1.68%	1.00%	09/20/2018	(7,980)	(169)	(162)	(7)
MSC	Republic of Turkey, 11.88%, 01/15/2030	1.68%	1.00%	09/20/2018	(5,449)	(115)	(116)	1
MSC	Republic of Turkey, 11.88%, 01/15/2030	1.68%	1.00%	09/20/2018	(1,090)	(23)	(23)	—
					$(74,542)	$(1,749)	$(2,149)	$400

See accompanying Notes to Financial Statements.

Schedule of Over the Counter Non-Deliverable Bond Forward Contracts

Counterparty	Reference Obligation	Expiration Date	Notional Amount(1)		Unrealized Appreciation / (Depreciation)
BOA	Republic of Colombia Treasury Bond, 7.25%, 06/15/2016	08/21/2015	COP	98,000,000	$170
DUB	Republic of Colombia Treasury Bond, 7.25%, 06/15/2016	07/23/2015	COP	31,840,000	37
SCB	Republic of Colombia Treasury Bond, 5.00%, 11/21/2018	07/16/2015	COP	7,344,100	(7)
DUB	Republic of Colombia Treasury Bond, 5.00%, 11/21/2018	07/23/2015	COP	9,994,700	(12)
SCB	Republic of Colombia Treasury Bond, 5.00%, 11/21/2018	08/10/2015	COP	14,683,600	(8)
SCB	Republic of Colombia Treasury Bond, 5.00%, 11/21/2018	08/11/2015	COP	14,843,100	(8)
DUB	Republic of Colombia Treasury Bond, 5.00%, 11/21/2018	09/03/2015	COP	3,832,800	2
DUB	Republic of Colombia Treasury Bond, 10.00%, 07/24/2024	07/23/2015	COP	18,896,400	(122)
					$52

(1)Notional amount is stated in USD unless otherwise noted.

(2)If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the referenced obligation agreement and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the referenced obligation and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the reference obligation or underlying securities comprising the referenced index.

(4)Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues and sovereign issues serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative.  The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.  Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the applicable agreement.

(5)The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is limited to the total notional amount which is defined under the terms of each swap agreement.

(6)If the Fund is a buyer of protection, the Fund pays the fixed rate.  If the Fund is a seller of protection, the Fund receives the fixed rate.

(7)Payments delivered or received are based on the notional amount.

See accompanying Notes to Financial Statements.

JNL/Epoch Global Shareholder Yield Fund *

	Shares/Par †	Value
COMMON STOCKS - 96.5%
CONSUMER DISCRETIONARY - 4.7%
Daimler AG	13	$1,206
McDonald’s Corp.	13	1,223
Other Securities		3,291
		5,720
CONSUMER STAPLES - 12.4%
Altria Group Inc.	44	2,159
British American Tobacco Plc	28	1,482
Imperial Tobacco Group Plc	43	2,060
Philip Morris International Inc.	26	2,066
Reynolds American Inc.	37	2,735
Other Securities		4,681
		15,183
ENERGY - 11.3%
ConocoPhillips Co. (a)	20	1,215
Enterprise Products Partners LP	48	1,429
Kinder Morgan Inc. (a)	54	2,056
Occidental Petroleum Corp.	16	1,219
Royal Dutch Shell Plc - ADR - Class A	31	1,785
Statoil ASA (a)	84	1,496
Total SA	36	1,758
Other Securities		2,776
		13,734
FINANCIALS - 12.9%
Health Care REIT Inc.	30	1,945
Muenchener Rueckversicherungs AG	10	1,789
SCOR SE	40	1,421
Svenska Handelsbanken AB	81	1,180
Unibail-Rodamco SE	6	1,492
Other Securities		7,896
		15,723
HEALTH CARE - 5.8%
AstraZeneca Plc - ADR	25	1,606
GlaxoSmithKline Plc	82	1,712
Other Securities		3,708
		7,026
INDUSTRIALS - 9.3%
BAE Systems Plc	206	1,458
Corrections Corp. of America (a)	43	1,411
Iron Mountain Inc.	34	1,067
Lockheed Martin Corp.	7	1,283
Vinci SA	21	1,205
Other Securities		4,881
		11,305
INFORMATION TECHNOLOGY - 3.5%
Seagate Technology Plc	24	1,136
Other Securities		3,128
		4,264
MATERIALS - 5.6%
BASF SE	15	1,309
Dow Chemical Co.	23	1,155
Potash Corp. of Saskatchewan Inc.	57	1,750
Other Securities		2,573
		6,787
TELECOMMUNICATION SERVICES - 15.8%
AT&T Inc.	66	2,337
BCE Inc. (a)	51	2,164
CenturyTel Inc.	56	1,646
Deutsche Telekom AG	85	1,472
Rogers Communications Inc. - Class B	50	1,782
Swisscom AG	4	2,047
Telstra Corp. Ltd.	364	1,721
Verizon Communications Inc. (a)	42	1,946
Vivendi SA (a)	45	1,136
Vodafone Group Plc	628	2,291
Other Securities		737
		19,279
UTILITIES - 15.2%
Ameren Corp.	45	1,707
Duke Energy Corp.	26	1,806
Electricite de France SA	57	1,274
National Grid Plc	168	2,167
PPL Corp.	54	1,586
SSE Plc	73	1,765
TECO Energy Inc. (a)	77	1,366
Terna Rete Elettrica Nazionale SpA	371	1,638
United Utilities Group Plc	120	1,676
Other Securities		3,550
		18,535
Total Common Stocks (cost $122,742)		117,556
RIGHTS - 0.0%
Other Securities		—
Total Rights (cost $0)		—
SHORT TERM INVESTMENTS - 14.3%
Investment Company - 6.1%
JNL Money Market Fund, 0.01% (d) (e)	7,482	7,482
Securities Lending Collateral - 8.2%
BlackRock Liquidity Funds TempFund Portfolio, 0.15% (e)	2,000	2,000
Fidelity Institutional Money Market Portfolio, 0.12% (e)	4,000	4,000
Repurchase Agreement with HSB, 0.10% (Collateralized by $935 U.S. Treasury Bond Strip, due 08/15/25-11/15/44, value $479, $54 U.S. Treasury Bond, 4.38-6.13%, due 02/15/26-08/15/29, value $73, $231 U.S. Treasury Note Strip, due 08/15/15-02/15/25, value $195 and $269 U.S. Treasury Note, 0.25-4.25%, due 08/15/15-08/15/24, value $273) acquired on 06/30/15, due 07/01/15 at $1,000	$1,000	1,000
Repurchase Agreement with MLP, 0.11% (Collateralized by $1,737 U.S. Treasury Bond, 5.38%, due 02/15/31, value $2,372 and $648 U.S. Treasury Note, 2.13%, due 09/30/21, value $658) acquired on 06/30/15, due 07/01/15 at $2,971	2,971	2,971
		9,971
Total Short Term Investments (cost $17,453)		17,453
Total Investments - 110.8% (cost $140,195)		135,009
Other Assets and Liabilities, Net - (10.8%)		(13,134)
Total Net Assets - 100.0%		$121,875

See accompanying Notes to Financial Statements.

Portfolio Composition:	Percentage of Total Investments
Telecommunication Services	14.3%
Utilities	13.7
Financials	11.6
Consumer Staples	11.3
Energy	10.2
Industrials	8.4
Health Care	5.2
Materials	5.0
Consumer Discretionary	4.2
Information Technology	3.2
Short Term Investments	12.9
Total Investments	100.0%

(a)	All or portion of the security was on loan.
(b)

Security fair valued in good faith in accordance with the procedures approved by the Trust’s Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for FASB ASC Topic 820 “Fair Value Measurements and Disclosures” based on the applicable valuation inputs. See FASB ASC Topic 820 “Fair Value Measurement” in the Notes to Financial Statements.

(c)	Non-income producing security.
(d)	Investment in affiliate.
(e)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2015.

Investments by Country*	Percentage of Total Long-Term Investments
Australia	3.6%
Canada	6.1
France	8.4
Germany	6.9
Ireland	1.0
Italy	1.4
Netherlands	1.9
Norway	2.9
Singapore	0.2
Spain	0.8
Sweden	1.0
Switzerland	3.0
United Kingdom	17.5
United States	45.3
Total Long-Term Investments	100.0%

*	The country table is presented for this Fund because its strategy includes investment in non-U.S. securities as deemed significant by the Fund’s Adviser.

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
AUD/USD	07/01/2015	BBH	AUD	41	$32	$—
AUD/USD	07/01/2015	BBH	AUD	173	134	2
SGD/USD	07/01/2015	BBH	SGD	137	102	—
AUD/USD	07/02/2015	BBH	AUD	60	46	—
CAD/USD	07/02/2015	BBH	CAD	207	166	(2)
CAD/USD	07/02/2015	BBH	CAD	334	268	(3)
SGD/USD	07/02/2015	BBH	SGD	143	106	—
CAD/USD	07/06/2015	BBH	CAD	308	246	—
					$1,100	$(3)

See accompanying Notes to Financial Statements.

JNL/FAMCO Flex Core Covered Call Fund

	Shares/Par †	Value
COMMON STOCKS - 94.2%
CONSUMER DISCRETIONARY - 16.5%
Ford Motor Co.	382	$5,738
Home Depot Inc.	86	9,546
Macy’s Inc.	79	5,323
Time Warner Inc.	80	7,002
Whirlpool Corp.	44	7,684
		35,293
CONSUMER STAPLES - 11.2%
CVS Health Corp.	87	9,125
PepsiCo Inc.	97	9,082
Wal-Mart Stores Inc.	83	5,866
		24,073
ENERGY - 6.6%
Chevron Corp.	54	5,219
ConocoPhillips Co.	84	5,128
Kinder Morgan Inc.	100	3,839
		14,186
FINANCIALS - 8.6%
BlackRock Inc.	21	7,127
JPMorgan Chase & Co.	100	6,796
Wells Fargo & Co.	78	4,387
		18,310
HEALTH CARE - 7.0%
Johnson & Johnson	84	8,167
Pfizer Inc.	202	6,763
		14,930
INDUSTRIALS - 23.2%
Delta Air Lines Inc.	118	4,856
General Electric Co.	220	5,845
Honeywell International Inc.	68	6,893
Lockheed Martin Corp.	29	5,335
Raytheon Co.	51	4,880
Union Pacific Corp.	110	10,519
United Parcel Service Inc. - Class B	55	5,282
United Technologies Corp.	55	6,112
		49,722
INFORMATION TECHNOLOGY - 12.9%
Apple Inc.	94	11,752
Cisco Systems Inc.	239	6,558
EMC Corp.	188	4,969
International Business Machines Corp.	26	4,278
		27,557
MATERIALS - 2.9%
Dow Chemical Co.	121	6,192
TELECOMMUNICATION SERVICES - 5.3%
AT&T Inc.	173	6,155
Verizon Communications Inc.	109	5,090
		11,245
Total Common Stocks (cost $186,096)		201,508
INVESTMENT COMPANIES - 5.3%
SPDR Dow Jones Industrial Average ETF Trust	36	6,330
SPDR S&P 500 ETF Trust	25	5,043
Total Investment Companies (cost $11,634)		11,373
SHORT TERM INVESTMENTS - 2.2%
Investment Company - 2.2%
JNL Money Market Fund, 0.01% (a) (b)	4,549	4,549
Total Short Term Investments (cost $4,549)		4,549
Total Investments - 101.7% (cost $202,279)		217,430
Other Assets and Liabilities, Net - (1.7%)		(3,543)
Total Net Assets - 100.0%		$213,887

Portfolio Composition:	Percentage of Total Investments
Industrials	22.9%
Consumer Discretionary	16.2
Information Technology	12.7
Consumer Staples	11.1
Financials	8.4
Health Care	6.9
Energy	6.5
Telecommunication Services	5.2
Investment Companies	5.2
Materials	2.8
Short Term Investments	2.1
Total Investments	100.0%

(a)	Investment in affiliate.
(b)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2015.

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands, except contracts)

June 30, 2015

Schedule of Written Call Options

	Expiration Date	Exercise Price	Contracts	Value
Options on Securities
Apple Inc.	08/21/2015	135.00	395	$(53)
Apple Inc.	01/15/2016	140.00	542	(201)
AT&T Inc.	10/16/2015	35.00	1,733	(215)
BlackRock Inc.	01/15/2016	350.00	194	(355)
BlackRock Inc.	01/15/2016	360.00	12	(17)
Cisco Systems Inc.	08/21/2015	30.00	2,388	(33)
Conoco Phillips Co.	08/21/2015	70.00	835	(5)
CVS Caremark Corp.	11/20/2015	105.00	390	(176)
CVS Caremark Corp., SIG	01/15/2016	110.00	480	(146)
Delta Airlines Inc.	07/17/2015	43.00	931	(64)
Delta Airlines Inc.	01/15/2016	55.00	251	(14)
Dow Chemical Co.	07/31/2015	53.50	547	(31)
Dow Chemical Co.	01/15/2016	55.00	663	(101)
EMC Corp.	08/21/2015	28.00	1,883	(73)
Ford Motor Co.	07/17/2015	15.00	2,460	(71)
Ford Motor Co.	01/15/2016	17.00	1,363	(33)
General Electric Co.	08/21/2015	28.00	2,200	(48)
Honeywell International Inc.	07/17/2015	105.00	551	(38)
Honeywell International Inc.	01/15/2016	105.00	125	(48)
International Business Machines Corp.	01/15/2016	170.00	101	(54)
International Business Machines Corp.	01/15/2016	165.00	162	(122)
Johnson & Johnson	07/17/2015	105.00	618	(4)
JPMorgan Chase & Co.	12/18/2015	67.50	1,003	(337)
Kinder Morgan Inc.	07/10/2015	41.50	1,000	(11)
Lockheed Martin Corp.	01/15/2016	200.00	287	(102)
Macy’s Inc.	08/21/2015	72.50	419	(46)
Macy’s Inc.	08/21/2015	70.00	370	(68)
PepsiCo Inc.	07/17/2015	97.50	973	(19)
Pfizer Inc.	08/21/2015	34.00	1,072	(61)
Pfizer Inc.	08/21/2015	35.00	945	(22)
Raytheon Co.	01/15/2016	115.00	510	(23)
SPDR Dow Jones Industrial Average ETF	07/10/2015	182.50	360	(3)
SPDR S&P 500 ETF Trust	07/10/2015	213.00	245	(3)
The Home Depot Inc.	01/15/2016	115.00	859	(378)
Time Warner Inc.	10/16/2015	90.00	801	(187)
Union Pacific Corp.	01/15/2016	105.00	1,103	(248)
United Parcel Service Inc.	08/21/2015	100.00	545	(71)
United Technologies Corp.	08/21/2015	125.00	551	(2)
Verizon Communications Inc.	07/17/2015	50.00	1,092	(3)
Wal-Mart Stores Inc.	12/18/2015	75.00	827	(126)
Wells Fargo & Co.	07/17/2015	57.50	780	(34)
Whirlpool Corp.	01/15/2016	200.00	444	(167)
			33,010	$(3,813)

Summary of Written Call Options

	Contracts	Premiums
Options outstanding at December 31, 2014	39,805	$7,393
Options written during the period	96,989	15,358
Options closed during the period	(89,960)	(14,395)
Options exercised during the period	(2,247)	(349)
Options expired during the period	(11,577)	(1,609)
Options outstanding at June 30, 2015	33,010	$6,398

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2015

JNL/Franklin Templeton Frontier Markets Fund

	Shares/Par †	Value
COMMON STOCKS - 73.7%
ARGENTINA - 1.0%
Telecom Argentina SA - ADR	11	$198
BOTSWANA - 2.7%
Letshego Holdings Ltd.	1,633	530
EGYPT - 8.3%
Alexandria Mineral Oils Co.	33	184
Eastern Tobacco	16	458
Egyptian International Pharmaceutical Industrial Co.	49	544
Global Telecom Holding - GDR (a) (f)	109	188
Telecom Egypt Co.	210	222
		1,596
GEORGIA - 1.6%
Bank of Georgia Holdings Plc	10	302
HONG KONG - 0.9%
NagaCorp Ltd.	246	181
KAZAKHSTAN - 0.7%
KazMunaiGas Exploration Production JSC - GDR (f)	14	138
KENYA - 3.8%
East African Breweries Ltd.	123	375
Kenya Commercial Bank Ltd.	664	368
		743
KUWAIT - 6.0%
Kuwait Foods Americana	16	140
Mobile Telecommunications Co. KSC	365	501
National Bank of Kuwait SAK	180	511
		1,152
NIGERIA - 9.5%
Guaranty Trust Bank Plc	1,394	189
Nigerian Breweries Plc	774	581
UAC of Nigeria Plc	1,799	384
Zenith Bank Plc	7,126	687
		1,841
OMAN - 3.4%
BankMuscat SAOG	453	647
PAKISTAN - 7.7%
Fauji Fertilizer Co. Ltd.	220	324
Habib Bank Ltd.	186	393
Indus Motor Co. Ltd.	17	213
United Bank Ltd.	337	565
		1,495
PANAMA - 0.9%
Cable & Wireless Communications Plc	170	178
QATAR - 1.0%
Ooredoo QSC	8	194
ROMANIA - 6.3%
Banca Transilvania (a)	330	175
OMV Petrom SA	11,044	1,039
		1,214
SENEGAL - 2.3%
Sonatel	11	436
SOUTH AFRICA - 4.0%
MTN Group Ltd.	41	766
SOUTH KOREA - 0.8%
Youngone Corp.	3	147
UNITED ARAB EMIRATES - 2.1%
Aramex PJSC	436	411
VIETNAM - 6.8%
DHG Pharmaceutical JSC	47	157
Hoa Phat Group JSC	228	301
Imexpharm Pharmaceutical JSC	67	139
PetroVietnam Drilling and Well Services JSC	97	233
PetroVietnam Fertilizer & Chemicals JSC	150	204
PetroVietnam Technical Service JSC	234	288
		1,322
ZIMBABWE - 3.9%
Delta Corp. Ltd.	548	554
Econet Wireless Zimbabwe Ltd.	491	196
		750
Total Common Stocks (cost $14,132)		14,241
PARTICIPATORY NOTES - 7.3%
SAUDI ARABIA - 7.3%
Deutsche Bank AG Participatory Note (Samba Financial Group) (b)	$45	312
HSBC Bank Plc Participatory Note (Etihad Etisalat Co.) (b) (c)	18	160
HSBC Bank Plc Participatory Note (Samba Financial Group) (b)	31	212
HSBC Bank Plc Participatory Note (Saudi Basic Industries Corp.) (b)	14	350
HSBC Bank Plc Participatory Note (Savola Group) (b)	10	174
Merrill Lynch International & Co. Participatory Note (Saudia Dairy & Foodstuff Co.) (b)	5	194
Total Participatory Notes (cost $1,639)		1,402
SHORT TERM INVESTMENTS - 8.9%
Investment Company - 8.9%
JNL Money Market Fund, 0.01% (d) (e)	1,722	1,722
Total Short Term Investments (cost $1,722)		1,722
Total Investments - 89.9% (cost $17,493)		17,365
Other Assets and Liabilities, Net - 10.1%		1,946
Total Net Assets - 100.0%		$19,311

Portfolio Composition:	Percentage of Total Investments
Financials	28.2%
Telecommunication Services	17.5
Consumer Staples	13.5
Energy	9.8
Materials	7.8
Health Care	4.8
Industrials	4.6
Consumer Discretionary	3.9
Short Term Investments	9.9
Total Investments	100.0%

See accompanying Notes to Financial Statements.

(a)	Non-income producing security.
(b)

The Sub-Adviser has deemed this security which is exempt from registration under the 1933 Act to be liquid based on procedures approved by the Trust’s Board of Trustees. As of June 30, 2015, the aggregate value of these liquid securities was $1,402 which represented 7.3% of net assets.

(c)

Security fair valued in good faith in accordance with the procedures approved by the Trust’s Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for FASB ASC Topic 820 “Fair Value Measurement” based on the applicable valuation inputs. See FASB ASC Topic 820 “Fair Value Measurements and Disclosures” in the Notes to Financial Statements.

(d)	Investment in affiliate.
(e)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2015.
(f)	Security is restricted to resale to institutional investors. See Restricted Securities in these Schedules of Investments.

Restricted Securities - The Fund invests in securities that are restricted under the 1933 Act or which are subject to legal, contractual, or other agreed upon restrictions on resale. Restricted securities are often purchased in private placement transactions and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act.  As of June 30, 2015, the Fund held investments in restricted securities, excluding certain securities exempt from registration under the 1933 Act which are deemed to be liquid, as follows:

	Initial Acquisition Date	Cost	Ending Value	Percent of Net Assets
Global Telecom Holding - GDR	09/14/2012	$328	$188	1.0%
KazMunaiGas Exploration Production JSC - GDR	09/19/2012	203	138	0.7
		$531	$326	1.7%

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain
USD/QAR	07/02/2015	JPM	QAR	(19)	$(5)	$—
ZAR/USD	07/01/2015	MSC	ZAR	1,767	145	1
					$140	$1

See accompanying Notes to Financial Statements.

JNL/Franklin Templeton Natural Resources Fund *

	Shares/Par †	Value
COMMON STOCKS - 91.8%
ENERGY - 72.1%
Anadarko Petroleum Corp.	15	$1,171
Baker Hughes Inc.	7	450
BP Plc - ADR (a)	8	312
Cabot Oil & Gas Corp. - Class A	27	853
Cameron International Corp. (b)	10	521
Canadian Natural Resources Ltd.	21	572
Chevron Corp.	13	1,235
Cimarex Energy Co.	3	375
Cobalt International Energy Inc. (a) (b)	22	210
Concho Resources Inc. (b)	5	512
Devon Energy Corp.	5	300
Diamondback Energy Inc. (b)	4	320
Dril-Quip Inc. (a) (b)	4	263
EOG Resources Inc.	7	582
EQT Corp.	6	480
Exxon Mobil Corp.	14	1,181
FMC Technologies Inc. (b)	11	450
Gulfport Energy Corp. (b)	6	242
Halliburton Co.	11	457
Hess Corp.	7	492
HollyFrontier Corp.	10	431
Marathon Oil Corp.	26	685
Marathon Petroleum Corp.	4	220
Matador Resources Co. (b)	8	210
Noble Energy Inc.	18	785
Occidental Petroleum Corp.	17	1,338
Oceaneering International Inc. (a)	11	499
Phillips 66 (a)	7	536
Pioneer Natural Resources Co.	4	569
Rex Energy Corp. (a) (b)	54	304
RigNet Inc. (a) (b)	8	231
Rowan Cos. Plc - Class A	11	233
Royal Dutch Shell Plc - ADR - Class A	9	519
Schlumberger Ltd.	12	1,064
SM Energy Co.	5	231
Southwestern Energy Co. (b)	15	332
Superior Energy Services Inc.	13	282
Total SA - ADR (a)	10	504
Valero Energy Corp.	5	282
Other Securities		3,078
		23,311
MATERIALS - 19.7%
Axiall Corp.	6	220
BHP Billiton Plc - ADR (a)	24	949
Freeport-McMoRan Inc. - Class B (a)	34	634
Glencore Plc	152	611
Goldcorp Inc.	20	320
Mosaic Co.	7	347
Randgold Resources Ltd. - ADR	4	238
Rio Tinto Plc - ADR (a)	11	443
Sandfire Resources NL	64	284
Teck Resources Ltd. - Class B	32	320
Other Securities		1,991
		6,357
Total Common Stocks (cost $37,150)		29,668

PREFERRED STOCKS - 0.5%
ENERGY - 0.5%
Other Securities		177
Total Preferred Stocks (cost $404)		177

CORPORATE BONDS AND NOTES - 0.5%
ENERGY - 0.4%
Cobalt International Energy Inc., 3.13%, 05/15/24 (d)	$207	150

MATERIALS - 0.1%
Other Securities		17
Total Corporate Bonds and Notes (cost $852)		167

SHORT TERM INVESTMENTS - 22.4%
Investment Company - 6.9%
JNL Money Market Fund, 0.01% (f) (g)	2,229	2,229

Securities Lending Collateral - 15.5%
BlackRock Liquidity Funds TempFund Portfolio, 0.15% (g)	1,000	1,000
Fidelity Institutional Money Market Portfolio, 0.12% (g)	2,000	2,000
Repurchase Agreement with HSB, 0.10% (Collateralized by $187 U.S. Treasury Bond Strip, due 08/15/26-11/15/44, value $96, $11 U.S. Treasury Bond, 4.38-6.13%, due 02/15/26-08/15/29, value $15, $46 U.S. Treasury Note Strip, due 08/15/15-02/15/25, value $39 and $54 U.S. Treasury Note, 0.25-4.25%, due 08/15/15-08/15/24, value $55) acquired on 06/30/15, due 07/01/15 at $200	200	200
Repurchase Agreement with MLP, 0.11% (Collateralized by $1,063 U.S. Treasury Bond, 5.38%, due 02/15/31, value $1,451 and $397 U.S. Treasury Note, 2.13%, due 09/30/21, value $403) acquired on 06/30/15, due 07/01/15 at $1,818	1,818	1,818
		5,018
Total Short Term Investments (cost $7,247)		7,247

Total Investments - 115.2% (cost $45,653)		37,259
Other Assets and Liabilities, Net - (15.2%)		(4,927)
Total Net Assets - 100.0%		$32,332

Portfolio Composition:	Percentage of Total Investments
Energy	63.4%
Materials	17.1
Short Term Investments	19.5
Total Investments	100.0%

(a)	All or portion of the security was on loan.
(b)	Non-income producing security.
(c)	Perpetual security.
(d)	Convertible security.
(e)	Security is in default relating to principal, dividends and/or interest.
(f)	Investment in affiliate.
(g)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2015.

See accompanying Notes to Financial Statements.

Investments by Country*	Percentage of Total Long-Term Investments
Australia	1.4%
Brazil	0.4
Canada	9.2
France	1.7
Hong Kong	0.3
Netherlands	2.3
Switzerland	2.0
United Kingdom	5.5
United States	77.2
Total Long-Term Investments	100.0%

*	The country table is presented for this Fund because its strategy includes investment in non-U.S. securities as deemed significant by the Fund’s Adviser.

JNL/Lazard International Strategic Equity Fund

	Shares/Par †	Value
COMMON STOCKS - 96.8%
AUSTRALIA - 6.5%
Amcor Ltd.	235	$2,479
Ansell Ltd.	130	2,421
Caltex Australia Ltd.	85	2,088
James Hardie Industries SE - CDI	119	1,583
		8,570
BELGIUM - 1.9%
Anheuser-Busch InBev NV	20	2,443

BERMUDA - 0.6%
Signet Jewelers Ltd.	7	858

CANADA - 4.0%
EnCana Corp.	92	1,014
Home Capital Group Inc.	43	1,477
MacDonald Dettwiler & Associates Ltd.	26	1,883
MEG Energy Corp. (a)	54	880
		5,254
DENMARK - 1.0%
Carlsberg A/S - Class B	15	1,362

FINLAND - 3.7%
Sampo Oyj	102	4,793

FRANCE - 3.2%
Valeo SA	19	2,978
Vivendi SA (b)	49	1,238
		4,216
GERMANY - 5.4%
Bayer AG	21	2,934
Fresenius SE & Co. KGaA	30	1,956
Symrise AG	35	2,193
		7,083
HONG KONG - 1.9%
AIA Group Ltd.	386	2,525

IRELAND - 3.3%
CRH Plc	44	1,246
Kerry Group Plc	28	2,078
Permanent TSB Group Holdings Plc (a)	187	979
		4,303
ISRAEL - 2.5%
Israel Discount Bank Ltd. - Class A (a)	557	1,068
Teva Pharmaceutical Industries Ltd. - ADR	38	2,264
		3,332
ITALY - 1.5%
Mediolanum SpA	242	1,997

JAPAN - 20.1%
AEON Financial Service Co. Ltd.	115	3,193
Asics Corp.	97	2,501
Daiwa House Industry Co. Ltd.	144	3,357
Don Quijote Holdings Co. Ltd.	124	5,276
Japan Tobacco Inc.	81	2,879
KDDI Corp.	80	1,935
Makita Corp.	46	2,470
SoftBank Corp.	65	3,835
United Arrows Ltd.	27	859
		26,305
NETHERLANDS - 1.7%
Koninklijke KPN NV	569	2,180

NEW ZEALAND - 1.6%
Z Energy Ltd.	523	2,072

NORWAY - 1.6%
Europris ASA (a) (c)	136	680
Telenor ASA	63	1,371
		2,051
SPAIN - 0.6%
Mediaset Espana Comunicacion SA	58	761

SWEDEN - 5.0%
Assa Abloy AB	160	3,013
Swedbank AB - Class A	151	3,526
		6,539
SWITZERLAND - 8.9%
Actelion Ltd.	16	2,305
Cie Financiere Richemont SA	15	1,223
Credit Suisse Group AG	49	1,340
GAM Holding Ltd.	84	1,764
Novartis AG	51	4,988
		11,620
UNITED KINGDOM - 20.2%
Amec Foster Wheeler Plc	95	1,222
Associated British Foods Plc	25	1,128
Auto Trader Group Plc (a)	366	1,753
British American Tobacco Plc	67	3,601
Close Brothers Group Plc	41	981
Informa Plc	384	3,295
International Consolidated Airlines Group SA (a)	24	185
Lloyds Banking Group Plc	3,178	4,265
London Stock Exchange Group Plc	53	1,958
Rexam Plc	146	1,263
Shire Plc	32	2,533
Spire Healthcare Group PLC	304	1,588
Stagecoach Group Plc	143	909
William Hill Plc	276	1,747
		26,428
UNITED STATES OF AMERICA - 1.6%
Aon Plc - Class A	21	2,049
Total Common Stocks (cost $117,821)		126,742

SHORT TERM INVESTMENTS - 4.1%

Investment Company - 3.1%
JNL Money Market Fund, 0.01% (d) (e)	4,060	4,060

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Securities Lending Collateral - 1.0%
State Street Navigator Securities Lending Prime Portfolio, 0.18% (e)	1,277	1,277
Total Short Term Investments (cost $5,337)		5,337

Total Investments - 100.9% (cost $123,158)		132,079
Other Assets and Liabilities, Net - (0.9%)		(1,164)
Total Net Assets - 100.0%		$130,915

Portfolio Composition:	Percentage of Total Investments
Financials	26.7%
Health Care	15.9
Consumer Discretionary	15.3
Consumer Staples	10.2
Telecommunication Services	8.0
Materials	6.6
Industrials	6.4
Energy	5.5
Information Technology	1.3
Short Term Investments	4.1
Total Investments	100.0%

(a)	Non-income producing security.
(b)	All or portion of the security was on loan.
(c)

The Sub-Adviser has deemed this security which is exempt from registration under the 1933 Act to be liquid based on procedures approved by the Trust’s Board of Trustees. As of June 30, 2015, the aggregate value of these liquid securities was $680 which represented 0.5% of net assets.

(d)	Investment in affiliate.
(e)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2015.

JNL/Neuberger Berman Currency Fund

	Shares/Par †	Value
GOVERNMENT AND AGENCY OBLIGATIONS - 87.0%
GOVERNMENT SECURITIES - 87.0%
Federal Farm Credit Bank - 11.4%
Federal Farm Credit Bank
4.63%, 07/07/15 (a)	$500	$500
0.15%, 07/09/15 (a)	4,250	4,250
0.20%, 08/14/15 (a)	2,250	2,250
0.28%, 08/25/15 (a)	2,000	2,000
0.19%, 10/01/15 (a)	2,000	2,000
0.24%, 10/19/15 (a)	3,250	3,252
0.43%, 11/16/15 (a)	7,250	7,257
4.50%, 12/15/15 (a)	1,000	1,019
0.00%, 01/14/16 (a) (b)	2,000	1,999
		24,527
Federal Home Loan Bank - 11.3%
Federal Home Loan Bank
1.63%, 08/20/15 (a)	2,000	2,004
0.17%, 10/09/15 (a) (c)	3,250	3,250
0.18%, 11/04/15 (a)	5,000	5,001
0.20%, 11/17/15 (a)	5,000	5,000
1.38%, 12/11/15 (a)	4,000	4,021
0.38%, 02/19/16 (a)	5,000	5,003
		24,278
Federal Home Loan Mortgage Corp. - 9.5%
Federal Home Loan Mortgage Corp.
4.38%, 07/17/15 (a)	2,000	2,004
0.45%, 09/04/15 (a)	2,000	2,001
1.75%, 09/10/15 (a)	5,000	5,016
0.42%, 09/18/15 (a)	3,525	3,527
0.50%, 09/25/15 (a)	4,500	4,504
4.75%, 11/17/15 (a)	3,250	3,306
		20,358
Federal National Mortgage Association - 11.3%
Federal National Mortgage Association
0.35%, 08/28/15 (a)	2,000	2,001
4.38%, 10/15/15 (a)	3,000	3,036
1.63%, 10/26/15 (a)	2,000	2,009
0.38%, 12/21/15 (a)	3,250	3,252
0.50%, 03/30/16 (a)	14,000	14,019
		24,317
U.S. Treasury Securities - 43.5%
U.S. Treasury Note
0.25%, 08/15/15 - 09/15/15	78,500	78,522
0.38%, 11/15/15	15,000	15,015
		93,537
Total Government and Agency Obligations (cost $187,019)		187,017

SHORT TERM INVESTMENTS - 17.6%
Federal Home Loan Mortgage Corp. - 1.9%
Federal Home Loan Mortgage Corp., 0.17%, 11/16/15 (a)	4,000	3,998

Investment Company - 11.1%
JNL Money Market Fund, 0.01% (d) (e)	23,870	23,870

Treasury Securities - 4.6%
U.S. Treasury Bill, 08/27/15	$10,000	10,000
Total Short Term Investments (cost $37,867)		37,868

Total Investments - 104.6% (cost $224,886)		224,885
Other Assets and Liabilities, Net - (4.6%)		(9,862)
Total Net Assets - 100.0%		$215,023

Portfolio Composition*:	Percentage of Total Investments
Government Securities	83.2%
Short Term Investments	16.8
Total Investments	100.0%

* The Fund gains exposure to currencies by investing in forward foreign currency contracts.

(a)	This security is a direct debt of the agency and not collateralized by mortgages.
(b)	Security issued with a zero coupon. Income is recognized through the accretion of discount.
(c)	Variable rate security. Rate stated was in effect as of June 30, 2015.
(d)	Investment in affiliate.
(e)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2015.

See accompanying Notes to Financial Statements.

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
AUD/USD	09/18/2015	SSB	AUD	5,227	$4,015	$(13)
AUD/USD	09/18/2015	SGB	AUD	4,201	3,227	18
AUD/USD	09/18/2015	SGB	AUD	10,740	8,251	(30)
AUD/USD	09/18/2015	SSB	AUD	30,598	23,506	192
AUD/USD	09/18/2015	RBC	AUD	1,166	896	4
CAD/USD	09/18/2015	SSB	CAD	43,484	34,779	(511)
CAD/USD	09/18/2015	SGB	CAD	1,973	1,578	(26)
CHF/USD	09/18/2015	SSB	CHF	6,130	6,577	(9)
CHF/USD	09/18/2015	SSB	CHF	10,416	11,175	9
EUR/USD	09/18/2015	SSB	EUR	18,512	20,661	(172)
EUR/USD	09/18/2015	RBC	EUR	8,770	9,789	(67)
GBP/USD	09/18/2015	RBC	GBP	4,524	7,105	33
GBP/USD	09/18/2015	SSB	GBP	9,614	15,099	57
GBP/USD	09/18/2015	SSB	GBP	5,386	8,458	(109)
GBP/USD	09/18/2015	SGB	GBP	5,674	8,910	(59)
JPY/USD	09/18/2015	RBC	JPY	2,718,094	22,233	185
JPY/USD	09/18/2015	SSB	JPY	2,883,207	23,584	211
JPY/USD	09/18/2015	SGB	JPY	333,935	2,731	32
NOK/USD	09/18/2015	SSB	NOK	290,964	37,042	(237)
NOK/USD	09/18/2015	SGB	NOK	199,885	25,446	(200)
NOK/USD	09/18/2015	RBC	NOK	28,973	3,688	21
NZD/USD	09/16/2015	SGB	NZD	4,415	2,972	(64)
NZD/USD	09/18/2015	SSB	NZD	34,233	23,042	(428)
NZD/USD	09/18/2015	SGB	NZD	8,799	5,922	(152)
NZD/USD	09/18/2015	RBC	NZD	2,210	1,487	(17)
SEK/USD	09/18/2015	SGB	SEK	12,369	1,495	(19)
SEK/USD	09/18/2015	SSB	SEK	82,772	10,001	(165)
SEK/USD	09/18/2015	RBC	SEK	26,435	3,194	(14)
SEK/USD	09/18/2015	SSB	SEK	54,482	6,583	13
USD/AUD	09/18/2015	SGB	AUD	(21,755)	(16,712)	138
USD/AUD	09/18/2015	SSB	AUD	(27,500)	(21,126)	114
USD/AUD	09/18/2015	SSB	AUD	(2,967)	(2,279)	(8)
USD/AUD	09/18/2015	RBC	AUD	(7,195)	(5,527)	20
USD/CAD	09/18/2015	RBC	CAD	(47,878)	(38,292)	445
USD/CAD	09/18/2015	SSB	CAD	(39,386)	(31,501)	400
USD/CAD	09/18/2015	SGB	CAD	(6,046)	(4,836)	69
USD/CHF	09/18/2015	SSB	CHF	(19,193)	(20,591)	71
USD/CHF	09/18/2015	SGB	CHF	(14,495)	(15,552)	57
USD/EUR	09/18/2015	SGB	EUR	(10,837)	(12,095)	227
USD/EUR	09/18/2015	SSB	EUR	(8,775)	(9,795)	80
USD/EUR	09/18/2015	SSB	EUR	(4,636)	(5,174)	(26)
USD/GBP	09/18/2015	SSB	GBP	(3,539)	(5,558)	(39)
USD/GBP	09/18/2015	SGB	GBP	(6,447)	(10,124)	12
USD/GBP	09/18/2015	SSB	GBP	(7,522)	(11,811)	16
USD/GBP	09/18/2015	RBC	GBP	(4,300)	(6,752)	20
USD/JPY	09/18/2015	SSB	JPY	(3,605,121)	(29,488)	(230)
USD/NOK	09/18/2015	SSB	NOK	(127,897)	(16,283)	84
USD/NOK	09/18/2015	SGB	NOK	(86,708)	(11,039)	171
USD/NOK	09/18/2015	SSB	NOK	(104,503)	(13,304)	(57)
USD/NOK	09/18/2015	RBC	NOK	(9,132)	(1,163)	2
USD/NZD	09/18/2015	SGB	NZD	(15,586)	(10,490)	316
USD/NZD	09/18/2015	SSB	NZD	(21,278)	(14,321)	350
USD/NZD	09/18/2015	RBC	NZD	(5,649)	(3,802)	76
USD/SEK	09/18/2015	SSB	SEK	(184,793)	(22,329)	427
USD/SEK	09/18/2015	RBC	SEK	(4,483)	(542)	6
					$(7,040)	$1,224

See accompanying Notes to Financial Statements.

JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund (a)

	Shares/Par †	Value
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 19.4%
Ally Auto Receivables Trust
0.48%, 02/15/16	$611	$611
0.63%, 05/15/17	1,099	1,099
BA Credit Card Trust, 0.46%, 04/17/17 (b)	5,100	5,094
Capital One Multi-Asset Execution Trust, 0.27%, 02/15/17 (b)	3,000	2,990
CarMax Auto Owner Trust
0.47%, 02/15/17	322	322
0.46%, 04/17/17	1,770	1,770
Chase Issuance Trust, 0.46%, 05/15/17 (b)	3,000	2,997
Citibank Credit Card Issuance Trust, 0.35%, 12/15/16 (b)	3,000	2,990
Ford Credit Auto Owner Trust, 0.57%, 06/15/16	1,612	1,611
Honda Auto Receivables Owner Trust, 0.58%, 03/15/16	1,035	1,034
Hyundai Auto Receivables Trust
0.46%, 01/16/17	632	632
0.44%, 02/15/17	1,717	1,717
Navient Student Loan Trust
0.44%, 12/25/16 (b)	853	852
0.47%, 12/26/16 (b)	2,627	2,627
Nelnet Student Loan Trust REMIC, 0.36%, 10/26/26 (b)	776	776
Nissan Auto Receivables Owner Trust, 0.50%, 01/15/16	289	289
Penarth Master Issuer Plc, 0.59%, 05/18/17 (b) (c)	1,055	1,055
SLM Student Loan Trust, 0.37%, 04/27/20 (b)	1,553	1,548
Toyota Auto Receivables Owner Trust, 0.40%, 12/15/15	607	607
Total Non-U.S. Government Agency Asset- Backed Securities (cost $30,648)		30,621
CORPORATE BONDS AND NOTES - 53.1%
CONSUMER DISCRETIONARY - 1.8%
DIRECTV Holdings LLC, 3.50%, 03/01/16	1,250	1,270
NBCUniversal Enterprise Inc., 0.81%, 04/15/16 (b) (c)	1,500	1,504
		2,774
CONSUMER STAPLES - 0.4%
Anheuser-Busch InBev Worldwide Inc., 0.80%, 07/15/15	664	664

ENERGY - 3.7%
BP Capital Markets Plc, 0.61%, 11/06/15 (b)	1,780	1,780
Devon Energy Corp., 0.74%, 12/15/15 (b)	560	560
Enterprise Products Operating LLC, 1.25%, 08/13/15	1,250	1,250
EOG Resources Inc., 2.50%, 02/01/16	825	833
TransCanada PipeLines Ltd., 0.96%, 06/30/16 (b)	1,365	1,366
		5,789
FINANCIALS - 34.1%
American Express Centurion Bank, 0.88%, 11/13/15	1,960	1,961
American Honda Finance Corp., 0.66%, 05/26/16 (b) (c)	2,000	2,005
Bank of America NA, 0.74%, 11/14/16 (b)	1,500	1,501
Bank of Montreal, 0.80%, 07/15/16 (b)	1,500	1,506
Bank of New York Mellon Corp., 0.51%, 03/04/16 (b)	2,500	2,501
BAT International Finance Plc, 0.80%, 06/15/18 (b) (c)	1,850	1,849
Berkshire Hathaway Finance Corp., 0.42%, 01/10/17 (b)	1,500	1,501
Caterpillar Financial Services Corp., 0.46%, 06/09/17 (b)	1,975	1,974
Daimler Finance North America LLC, 0.96%, 08/01/16 (b) (c)	1,280	1,285
ERAC USA Finance Co., 5.90%, 11/15/15 (c)	995	1,013
General Electric Capital Corp., 0.93%, 07/12/16 (b)	3,500	3,519
Goldman Sachs Group Inc., 0.68%, 07/22/15 (b)	1,200	1,200
HSBC USA Inc., 0.58%, 06/23/17 (b)	2,220	2,211
John Deere Capital Corp., 0.38%, 02/25/16 (b)	750	750
JPMorgan Chase & Co., 0.79%, 02/15/17 (b)	4,080	4,086
Metropolitan Life Global Funding I, 0.81%, 07/15/16 (b) (c)	2,000	2,009
Mizuho Bank Ltd., 0.73%, 09/25/17 (b) (c)	1,125	1,123
Morgan Stanley, 1.53%, 02/25/16 (b)	980	985
National Australia Bank Ltd., 0.83%, 07/25/16 (b)	1,400	1,407
Pricoa Global Funding I, 0.55%, 08/19/15 (b) (c)	2,500	2,500
Principal Life Global Funding II, 0.65%, 05/27/16 (b) (c)	1,000	1,002
Royal Bank of Canada, 0.51%, 12/16/15 (b)	1,750	1,751
Svenska Handelsbanken AB, 0.73%, 03/21/16 (b)	2,120	2,126
Toyota Motor Credit Corp.
0.57%, 05/17/16 (b)	1,500	1,502
0.38%, 09/23/16 (b)	1,750	1,751
U.S. Bank NA, 0.51%, 01/30/17 (b)	1,500	1,500
Volkswagen Group of America Finance LLC
0.65%, 05/23/17 (b) (c)	1,085	1,085
0.72%, 11/20/17 (b) (c)	415	416
Wells Fargo & Co., 0.54%, 09/08/17 (b)	3,340	3,321
Westpac Banking Corp., 1.04%, 09/25/15 (b)	2,540	2,544
		53,884
HEALTH CARE - 3.0%
Actavis Funding SCS, 1.16%, 09/01/16 (b)	800	803
Bayer US Finance LLC, 0.52%, 10/07/16 (b) (c)	740	741
Medtronic Inc., 0.37%, 02/27/17 (b)	2,750	2,739
Merck & Co. Inc., 0.47%, 05/18/16 (b)	400	400
		4,683
INDUSTRIALS - 1.9%
Canadian National Railway Co., 0.48%, 11/06/15 (b)	1,330	1,330
Rockwell Collins Inc., 0.64%, 12/15/16 (b)	1,720	1,720
		3,050
INFORMATION TECHNOLOGY - 5.0%
Apple Inc., 0.35%, 05/05/17 (b)	2,100	2,100
Cisco Systems Inc., 0.56%, 03/03/17 (b)	2,000	2,003
International Business Machines Corp., 0.35%, 02/05/16 (b)	1,800	1,800
Oracle Corp., 0.47%, 07/07/17 (b)	1,510	1,510
QUALCOMM Inc., 0.55%, 05/18/18 (b)	555	555
		7,968
MATERIALS - 0.7%
BHP Billiton Finance USA Ltd., 0.53%, 09/30/16 (b)	1,155	1,155

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
TELECOMMUNICATION SERVICES - 1.6%
AT&T Inc., 2.50%, 08/15/15	1,250	1,252
Verizon Communications Inc., 0.70%, 11/02/15	1,200	1,198
		2,450
UTILITIES - 0.9%
Electricite de France SA, 0.74%, 01/20/17 (b) (c)	1,500	1,501
Total Corporate Bonds and Notes (cost $83,970)		83,918

GOVERNMENT AND AGENCY OBLIGATIONS - 7.6%
GOVERNMENT SECURITIES - 7.6%
U.S. Treasury Securities - 7.6%
U.S. Treasury Note, 0.25%, 09/15/15	12,000	12,002
Total Government and Agency Obligations (cost $12,004)		12,002
SHORT TERM INVESTMENTS - 8.0%
Certificates of Deposit - 2.5%
Credit Suisse, 0.69%, 12/07/15 (b)	1,500	1,501
Nordea Bank Finland Plc, 0.47%, 06/13/16 (b)	2,540	2,540
		4,041
Investment Company - 0.3%
JNL Money Market Fund, 0.01% (d) (e)	431	431
Treasury Securities - 5.2%
U.S. Treasury Bill, 0.19%, 03/31/16 (f)	$8,200	8,189
Total Short Term Investments (cost $12,661)		12,661
Total Investments - 88.1% (cost $139,283)		139,202
Other Assets and Liabilities, Net - 11.9%		18,884
Total Net Assets - 100.0%		$158,086

Portfolio Composition:		Percentage of Total Investments
Financials		38.7%
Non-U.S. Government Agency ABS		22.0
Government Securities		8.6
Information Technology		5.7
Energy		4.1
Health Care		3.4
Industrials		2.2
Consumer Discretionary		2.0
Telecommunication Services		1.8
Utilities		1.1
Materials		0.8
Consumer Staples		0.5
Short Term Investments		9.1
Total Investments		100.0%

(a)	Consolidated Schedule of Investments.
(b)	Variable rate security. Rate stated was in effect as of June 30, 2015.
(c)

The Sub-Adviser has deemed this security which is exempt from registration under the 1933 Act to be liquid based on procedures approved by the Trust’s Board of Trustees. As of June 30, 2015, the aggregate value of these liquid securities was $19,089 which represented 12.1% of net assets.

(d)	Investment in affiliate.
(e)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2015.
(f)	All or a portion of the security is pledged or segregated as collateral. See the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands, except contracts)

June 30, 2015

Schedule of Open Futures Contracts

	Expiration	Contracts Long	Unrealized Appreciation / (Depreciation)
Brent Crude Oil Future	December 2015	123	$622
CBT Wheat Future	December 2015	125	481
Cocoa Future	December 2015	80	(43)
Coffee ‘C’ Future	December 2015	38	19
Copper Future	December 2015	104	36
Corn Future	December 2015	511	478
Cotton No. 2 Future	December 2015	90	73
Feeder Cattle Future	September 2015	37	(66)
Gold 100 Oz. Future	December 2015	113	(219)
ICE Gas Oil Future	October 2015	157	(4)
KCBT Wheat Future	December 2015	119	199
Lean Hogs Future	October 2015	243	(768)
Live Cattle Future	October 2015	86	(129)
LME Aluminum Future	October 2015	79	8
LME Lead Future	October 2015	119	(28)
LME Nickel Future	October 2015	92	159
LME Zinc Future	October 2015	141	27
Natural Gas Future	October 2015	105	61
NY Harbor ULSD Future	October 2015	104	85
Platinum Future	October 2015	189	(362)
RBOB Gasoline Future	December 2015	131	950
Silver Future	December 2015	83	(403)
Soybean Future	November 2015	56	243
Soybean Meal Future	December 2015	148	499
Soybean Oil Future	December 2015	109	163
Sugar #11 (World Markets) Future	October 2015	62	(78)
WTI Crude Oil Future	December 2015	132	662
			$2,665

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2015

JNL/Nicholas Convertible Arbitrage Fund

	Shares/Par †	Value
COMMON STOCKS - 0.5%
CONSUMER DISCRETIONARY - 0.5%
MGM Resorts International (a)	127	$2,314
Total Common Stocks (cost $2,355)		2,314
PREFERRED STOCKS - 7.4%
CONSUMER DISCRETIONARY - 0.9%
Fiat Chrysler Automobiles NV, 7.88%, 12/15/16 (b)	38	4,760
CONSUMER STAPLES - 1.0%
Tyson Foods Inc., 4.75%, 07/15/17 (b)	97	4,995
ENERGY - 0.4%
Anadarko Petroleum Corp., 7.20%, 06/07/18 (b)	33	1,641
Chesapeake Energy Corp., 5.75% (b) (c)	1	412
		2,053
FINANCIALS - 2.0%
Crown Castle International Corp., 4.50%, 11/01/16 (b) (h)	96	9,856
HEALTH CARE - 2.3%
Allergan Plc, 5.50%, 03/01/18 (b)	11	11,333
INDUSTRIALS - 0.6%
Genesee & Wyoming Inc., 5.00%, 10/01/15 (b)	29	2,934
MATERIALS - 0.2%
Alcoa Inc., 5.38%, 10/01/17 (b)	26	1,013
Total Preferred Stocks (cost $36,760)		36,944
CORPORATE BONDS AND NOTES - 89.1%
CONSUMER DISCRETIONARY - 9.3%
Jarden Corp., 1.88%, 09/15/18 (b) (h)	$3,515	5,892
Liberty Interactive LLC, 0.75%, 03/30/43 (b) (h)	9,185	14,621
Restoration Hardware Holdings Inc., 0.00%, 07/15/20 (b) (d) (e)	10,195	10,125
Ryland Group Inc., 1.63%, 05/15/18 (b)	3,505	5,317
Tesla Motors Inc., 1.25%, 03/01/21 (b)	10,615	10,383
		46,338
ENERGY - 10.1%
Cheniere Energy Inc., 4.25%, 03/15/45 (b)	8,240	6,190
Chesapeake Energy Corp., 2.50%, 05/15/37 (b) (h)	13,190	12,498
Cobalt International Energy Inc., 2.63%, 12/01/19 (b) (h)	10,160	7,499
Hornbeck Offshore Services Inc., 1.50%, 09/01/19 (b)	9,825	8,020
Scorpio Tankers Inc., 2.38%, 07/01/19 (b) (e)	8,065	8,609
Whiting Petroleum Corp., 1.25%, 04/01/20 (b) (e)	6,875	7,511
		50,327
FINANCIALS - 2.2%
Blackstone Mortgage Trust Inc., 5.25%, 12/01/18 (b)	2,400	2,500
Portfolio Recovery Associates Inc., 3.00%, 08/01/20 (b)	7,455	8,522
		11,022
HEALTH CARE - 18.8%
BioMarin Pharmaceutical Inc., 0.75%, 10/15/18 (b) (h)	7,170	11,051
Brookdale Senior Living Inc., 2.75%, 06/15/18 (b) (h)	5,615	7,324
Clovis Oncology Inc., 2.50%, 09/15/21 (b) (e)	3,715	5,914
Horizon Pharma Investment Ltd., 2.50%, 03/15/22 (b) (e)	7,435	10,293
Illumina Inc., 0.00%, 06/15/19 (b) (d) (h)	6,575	7,697
Incyte Corp., 1.25%, 11/15/20 (b) (h)	4,675	9,639
Insulet Corp., 2.00%, 06/15/19 (b) (h)	9,585	9,274
Isis Pharmaceuticals Inc., 1.00%, 11/15/21 (b) (e)	4,415	4,765
Jazz Investments I Ltd., 1.88%, 08/15/21 (b) (e)	8,790	10,224
NuVasive Inc., 2.75%, 07/01/17 (b)	9,745	12,376
Orexigen Therapeutics Inc., 2.75%, 12/01/20 (b)	2,258	2,101
Spectranetics Corp., 2.63%, 06/01/34 (b)	3,330	3,430
		94,088
INDUSTRIALS - 7.2%
Air Lease Corp., 3.88%, 12/01/18 (b)	6,195	8,243
Echo Global Logistics Inc., 2.50%, 05/01/20 (b)	4,645	4,987
Navistar International Corp., 4.75%, 04/15/19 (b)	11,480	9,823
UTi Worldwide Inc., 4.50%, 03/01/19 (b)	12,660	12,929
		35,982
INFORMATION TECHNOLOGY - 39.1%
Cardtronics Inc., 1.00%, 12/01/20 (b)	2,510	2,463
Ciena Corp., 3.75%, 10/15/18 (b) (e)	8,670	11,802
Electronic Arts Inc., 0.75%, 07/15/16 (b) (h)	4,390	9,175
Electronics For Imaging Inc., 0.75%, 09/01/19 (b) (e) (h)	10,230	10,671
EnerNOC Inc., 2.25%, 08/15/19 (b) (e)	2,005	1,447
FireEye Inc., 1.63%, 06/01/35 (b) (e)	6,700	7,144
j2 Global Inc., 3.25%, 06/15/29 (b)	6,535	7,577
LinkedIn Corp., 0.50%, 11/01/19 (b) (e)	9,220	9,249
Microchip Technology Inc., 1.63%, 02/15/25 (b) (e) (h)	7,300	7,364
Micron Technology Inc., 3.00%, 11/15/43 (b)	7,790	7,035
Nvidia Corp., 1.00%, 12/01/18 (b)	3,000	3,437
NXP Semiconductor NV, 1.00%, 12/01/19 (b) (e)	7,235	8,433
ON Semiconductor Corp., 1.00%, 12/01/20 (b) (e)	7,420	7,341
Palo Alto Networks Inc., 0.00%, 07/01/19 (b) (d) (e)	5,905	9,614
Proofpoint Inc.
1.25%, 12/15/18 (b)	2,935	4,962
0.75%, 06/15/20 (b) (e)	3,825	4,110
PROS Holdings Inc., 2.00%, 12/01/19 (b) (e)	5,000	4,844
SanDisk Corp., 1.50%, 08/15/17 (b)	7,195	9,304
ServiceNow Inc., 0.00%, 11/01/18 (b) (d)	4,230	4,976
Sina Corp., 1.00%, 12/01/18 (b)	8,620	8,205
SunEdison Inc., 2.38%, 04/15/22 (b) (e)	8,395	11,160
SunPower Corp., 0.75%, 06/01/18 (b)	9,740	12,467
Synchronoss Technologies Inc., 0.75%, 08/15/19 (b)	6,470	7,222
Twitter Inc., 1.00%, 09/15/21 (b) (e)	13,040	11,418
Verint Systems Inc., 1.50%, 06/01/21 (b)	4,725	5,345
Xilinx Inc., 2.63%, 06/15/17 (b)	5,455	8,432
		195,197
MATERIALS - 2.4%
RTI International Metals Inc., 1.63%, 10/15/19 (b)	10,870	11,787
Total Corporate Bonds and Notes (cost $432,958)		444,741

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
SHORT TERM INVESTMENTS - 6.7%
Investment Company - 6.7%
JNL Money Market Fund, 0.01% (f) (g)	33,710	33,710
Total Short Term Investments (cost $33,710)		33,710
Total Investments - 103.7% (cost $505,783)		517,709
Total Securities Sold Short - (39.4%) (proceeds $188,788)		(196,585)
Other Assets and Liabilities, Net - 35.7%		177,990
Total Net Assets - 100.0%		$499,114
SECURITIES SOLD SHORT - 39.4%
COMMON STOCKS - 38.6%
CONSUMER DISCRETIONARY - 4.6%
Fiat Chrysler Automobiles NV	219	$3,186
Jarden Corp.	89	4,604
Restoration Hardware Holdings Inc.	39	3,792
Ryland Group Inc.	66	3,044
Tesla Motors Inc.	16	4,314
Time Warner Cable Inc.	23	4,156
		23,096
CONSUMER STAPLES - 0.7%
Tyson Foods Inc. - Class A	87	3,694
ENERGY - 2.1%
Cheniere Energy Inc.	31	2,144
Chesapeake Energy Corp.	8	88
Cobalt International Energy Inc.	46	451
Hornbeck Offshore Services Inc.	46	936
Scorpio Tankers Inc.	291	2,939
Western Gas Equity Partners LP	16	977
Whiting Petroleum Corp.	81	2,730
		10,265
FINANCIALS - 1.4%
Blackstone Mortgage Trust Inc. - Class A	17	467
Crown Castle International Corp.	57	4,596
PRA Group Inc.	34	2,121
		7,184
HEALTH CARE - 9.8%
Allergan Plc	14	4,315
BioMarin Pharmaceutical Inc.	50	6,893
Brookdale Senior Living Inc.	127	4,396
Clovis Oncology Inc.	36	3,166
Horizon Pharma Plc	151	5,255
Illumina Inc.	9	1,967
Incyte Corp.	74	7,742
Insulet Corp.	62	1,916
Isis Pharmaceuticals Inc.	36	2,092
Jazz Pharmaceuticals Plc	23	4,109
NuVasive Inc.	105	4,986
Orexigen Therapeutics Inc.	110	546
Spectranetics Corp.	57	1,321
		48,704
INDUSTRIALS - 2.6%
Air Lease Corp. - Class A	127	4,311
Echo Global Logistics Inc.	73	2,382
Genesee & Wyoming Inc. - Class A	16	1,214
Navistar International Corp.	53	1,200
UTi Worldwide Inc.	382	3,815
		12,922
INFORMATION TECHNOLOGY - 16.5%
Cardtronics Inc.	22	798
Ciena Corp.	236	5,599
Electronic Arts Inc.	122	8,106
Electronics for Imaging Inc.	78	3,377
EnerNOC Inc.	14	140
FireEye Inc	50	2,429
j2 Global Inc.	47	3,209
Linkedin Corp. - Class A	6	1,293
Microchip Technology Inc.	83	3,939
Micron Technology Inc.	156	2,937
Nvidia Corp.	104	2,095
NXP Semiconductors NV	37	3,654
ON Semiconductor Corp.	213	2,485
Palo Alto Networks Inc.	35	6,102
Proofpoint Inc.	63	4,013
PROS Holdings Inc.	69	1,461
SanDisk Corp.	87	5,075
ServiceNow Inc.	23	1,702
Sina Corp.	3	168
SunEdison Inc.	199	5,967
SunPower Corp.	184	5,214
Synchronoss Technologies Inc.	56	2,562
Twitter Inc.	42	1,521
Verint Systems Inc.	43	2,611
Xilinx Inc.	140	6,174
		82,631
MATERIALS - 0.9%
Alcoa Inc.	47	528
RTI International Metals Inc.	121	3,827
		4,355
Total Common Stocks (proceeds $184,989)		192,851
INVESTMENT COMPANIES - 0.8%
iShares 20+ Year Treasury Bond ETF	32	3,734
Total Investment Companies (proceeds $3,799)		3,734
Total Securities Sold Short - 39.4% (proceeds $188,788)		$196,585

Long Investments Portfolio Composition:	Percentage of Total Long Investments
Information Technology	37.7%
Health Care	20.4
Consumer Discretionary	10.3
Energy	10.1
Industrials	7.5
Financials	4.0
Materials	2.5
Consumer Staples	1.0
Short Term Investments	6.5
Total Long Investments	100.0%

Short Investments Portfolio Composition:	Percentage of Total Short Investments
Information Technology	42.0%
Health Care	24.8
Consumer Discretionary	11.7
Industrials	6.6
Energy	5.2
Financials	3.7
Materials	2.2
Consumer Staples	1.9
Investment Companies	1.9
Total Short Investments	100.0%

See accompanying Notes to Financial Statements.

(a)                   Non-income producing security.

(b)                   Convertible security.

(c)                    Perpetual security.

(d)                   Security issued with a zero coupon. Income is recognized through the accretion of discount.

(e)                    The Sub-Adviser has deemed this security which is exempt from registration under the 1933 Act to be liquid based on procedures approved by the Trust’s Board of Trustees. As of June 30, 2015, the aggregate value of these liquid securities was $162,038 which represented 32.5% of net assets.

(f)                     Investment in affiliate.

(g)                    Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2015.

(h)                   All or a portion of the security is pledged or segregated as collateral. See the Notes to Financial Statements

JNL/PIMCO Credit Income Fund *

	Shares/Par †	Value
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 4.3%
JPMorgan Mortgage Acquisition Trust REMIC, 0.46%, 07/25/36 (b)	$300	$217
Morgan Stanley Home Equity Loan Trust REMIC, 0.29%, 04/25/37 (b)	16	9
Voya CLO Ltd.
1.58%, 10/15/22 (a) (b)	250	250
1.61%, 10/15/22 (a) (b)	500	500
Other Securities		4,721
Total Non-U.S. Government Agency Asset- Backed Securities (cost $5,622)		5,697
CORPORATE BONDS AND NOTES - 74.5%
CONSUMER DISCRETIONARY - 5.0%
Time Warner Inc., 3.60%, 07/15/25	700	680
Wynn Las Vegas LLC
5.38%, 03/15/22	160	163
4.25%, 05/30/23 (a)	150	138
5.50%, 03/01/25 (a)	800	762
Other Securities		4,857
		6,600
CONSUMER STAPLES - 0.9%
Other Securities		1,208
ENERGY - 8.0%
AK Transneft OJSC Via TransCapitalInvest Ltd., 8.70%, 08/07/18 (a)	1,000	1,093
Energy Transfer Partners LP
4.15%, 10/01/20	200	205
4.05%, 03/15/25	500	472
6.50%, 02/01/42	100	103
Petrobras Global Finance BV
4.38%, 05/20/23	900	785
6.25%, 03/17/24	100	97
Petrobras International Finance Co., 7.88%, 03/15/19	400	425
Other Securities		7,515
		10,695
FINANCIALS - 43.5%
American Express Co., 4.90%, (callable at 100 beginning 03/15/20) (f)	300	291
American Express Credit Corp., 0.79%, 07/29/16 (b)	300	300
American Tower Corp.
2.80%, 06/01/20	200	197
3.50%, 01/31/23	300	288
4.00%, 06/01/25	200	195
Banco Santander Brasil SA, 4.63%, 02/13/17 (a)	300	308
Banco Santander SA, 6.25%, (callable at 100 beginning 09/11/21) (f), EUR	400	434
Bank of America Corp.
6.50%, 08/01/16	350	369
0.00%,01/04/17 (g)	500	493
5.65%, 05/01/18	650	714
2.65%, 04/01/19	100	101
4.00%, 04/01/24	600	610
Bank of America NA
1.25%, 02/14/17	250	250
0.70%, 05/08/17 (b)	250	250
Bank of New York Mellon Corp.
2.30%, 09/11/19	400	399
3.00%, 02/24/25	500	484
Barclays Bank Plc
14.00% (callable at 100 beginning 12/15/19) (f), GBP	200	410
7.63%, 11/21/22	800	911
Citigroup Inc.
5.95% (callable at 100 beginning 05/15/25) (f)	575	555
1.06%, 04/01/16 (b)	500	501
8.13%, 07/15/39	100	143
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 8.38%, (callable at 100 beginning 07/26/16) (f)	300	313
Credit Agricole SA
0.83%, 06/12/17 (a) (b)	250	250
2.75%, 06/10/20 (a)	300	300
4.38%, 03/17/25 (c) (d)	225	216
Credit Suisse
3.00%, 10/29/21	300	297
3.63%, 09/09/24	250	248
Credit Suisse AG
6.50%, 08/08/23 (a)	200	219
6.50%, 08/08/23	300	328
Credit Suisse Group AG, 7.50%, (callable at 100 beginning 12/11/23) (a) (f)	200	208
FMR LLC, 4.95%, 02/01/33 (c) (d)	700	724
Ford Motor Credit Co. LLC
2.38%, 01/16/18	400	404
8.13%, 01/15/20	150	183
General Electric Capital Corp.
5.50%, 09/15/67 (b), EUR	50	59
6.37%, 11/15/67 (b)	1,900	2,042
Goldman Sachs Group Inc.
5.95%, 01/18/18	700	769
6.15%, 04/01/18	200	222
7.50%, 02/15/19	380	446
6.00%, 06/15/20	200	228
1.88%, 11/29/23 (b)	100	102
4.80%, 07/08/44	750	742
HSBC Bank USA NA, 4.88%, 08/24/20	110	122
HSBC Capital Funding LP, 10.18%, (callable at 100 beginning 06/30/30) (a) (f)	100	153
HSBC Finance Corp., 6.68%, 01/15/21	350	405
HSBC Holdings Plc
5.25% (callable at 100 beginning 09/16/22) (f) (h), EUR	900	1,002
5.10%, 04/05/21	1,000	1,114
6.80%, 06/01/38	300	370
HSBC USA Inc., 2.35%, 03/05/20	200	198
Intesa Sanpaolo SpA
3.13%, 01/15/16	200	202
6.50%, 02/24/21 (a)	250	285
5.02%, 06/26/24 (a)	600	582

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
JPMorgan Chase & Co.
5.30% (callable at 100 beginning 05/01/20) (f)	275	273
6.10% (callable at 100 beginning 10/01/24) (f)	800	803
1.07%, 05/30/17 (b), GBP	50	77
6.30%, 04/23/19	300	343
1.23%, 01/23/20 (b)	100	101
3.63%, 05/13/24	150	149
3.13%, 01/23/25	1,500	1,430
JPMorgan Chase Bank NA
0.62%, 06/13/16 (b)	250	249
5.38%, 09/28/16, GBP	100	164
0.70%, 06/02/17 (b)	250	250
6.00%, 10/01/17	250	273
Merrill Lynch & Co. Inc., 6.88%, 04/25/18	1,310	1,479
Morgan Stanley
6.25%, 08/28/17	100	110
7.30%, 05/13/19	290	341
5.75%, 01/25/2	100	113
6.38%, 07/24/42	400	490
4.30%, 01/27/45	700	652
Nordea Bank AB
6.13% (callable at 100 beginning 09/23/24) (a) (f)	400	394
4.88%, 05/13/21 (c) (d)	400	433
Rabobank Nederland NV, 6.88%, 03/19/20, EUR	200	262
Royal Bank of Scotland Group Plc, 6.99%, (callable at 100 beginning 10/05/17) (a) (f)	400	470
Royal Bank of Scotland NV, 4.65%, 06/04/18	500	524
Royal Bank of Scotland Plc, 9.50%, 03/16/22	100	110
Sberbank of Russia Via SB Capital SA
5.40%, 03/24/17	500	504
3.35%, 11/15/19, EUR	100	101
5.72%, 06/16/21	400	381
UBS AG, 7.63%, 08/17/22	1,800	2,107
US Bank NA, 2.80%, 01/27/25	1,000	955
Wells Fargo & Co.
5.87% (callable at 100 beginning 06/15/25) (f)	500	512
5.90% (callable at 100 beginning 06/15/24) (f)	300	301
3.00%, 01/22/21	300	305
4.48%, 01/16/24	100	105
3.00%, 02/19/25	1,300	1,243
4.65%, 11/04/44	100	95
Wells Fargo Bank NA, 5.95%, 08/26/36	100	119
Weyerhaeuser Co., 7.38%, 10/01/19	300	355
Other Securities		20,553
		58,062
HEALTH CARE - 5.1%
Actavis Funding SCS
1.54%, 03/12/20 (b)	1,200	1,213
3.00%, 03/12/20	200	201
3.80%, 03/15/25	100	98
Amgen Inc.
2.30%, 06/15/16	150	152
4.10%, 06/15/21	355	378
3.63%, 05/22/24	300	297
Zimmer Holdings Inc., 3.55%, 04/01/25	600	581
Other Securities		3,848
		6,768
INDUSTRIALS - 2.7%
Burlington Northern Santa Fe LLC
3.45%, 09/15/21	125	129
3.00%, 04/01/25	700	669
Masco Corp.
6.13%, 10/03/16	150	158
5.85%, 03/15/17	50	53
5.95%, 03/15/22	150	168
4.45%, 04/01/25	400	401
6.50%, 08/15/32	100	105
Other Securities		1,951
		3,634
INFORMATION TECHNOLOGY - 2.4%
Alibaba Group Holding Ltd.
3.13%, 11/28/21 (a)	300	296
3.60%, 11/28/24 (a)	300	289
Other Securities		2,653
		3,238
MATERIALS - 1.3%
Weyerhaeuser Co., 7.38%, 03/15/32	300	374
Other Securities		1,286
		1,660
TELECOMMUNICATION SERVICES - 3.9%
Crown Castle International Corp.
4.88%, 04/15/22	100	101
5.25%, 01/15/23	100	101
Verizon Communications Inc.
1.05%, 06/17/19 (b)	100	99
4.50%, 09/15/20	200	216
5.15%, 09/15/23	1,700	1,863
6.55%, 09/15/43	35	41
5.01%, 08/21/54	279	255
4.67%, 03/15/55 (a)	329	285
Other Securities		2,264
		5,225
UTILITIES - 1.7%
Other Securities		2,273
Total Corporate Bonds and Notes (cost $100,335)		99,363
VARIABLE RATE SENIOR LOAN INTERESTS - 6.4% (b)
CONSUMER DISCRETIONARY - 2.6%
Charter Communications Operating LLC Term Loan E, 3.00%, 07/01/20	628	620
Hilton Worldwide Inc. Term Loan B, 3.50%, 09/23/20	968	968
Venetian Casino Resort LLC Term Loan, 3.25%, 12/16/20	1,550	1,542
Other Securities		384
		3,514
ENERGY - 0.6%
Energy Future Intermediate Holding Co. LLC Term Loan, 4.25%, 04/28/16	732	731
FINANCIALS - 0.2%
Other Securities		299
HEALTH CARE - 0.2%
Other Securities		297
INFORMATION TECHNOLOGY - 1.1%
Avago Technologies Term Loan, 3.75%, 04/01/21	1,019	1,020
Other Securities		378
		1,398
MATERIALS - 0.3%
Other Securities		398
TELECOMMUNICATION SERVICES - 0.7%
Crown Castle International Corp. New Term Loan B, 3.00%, 01/31/21	993	987

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands, except contracts)

June 30, 2015

	Shares/Par/Contracts †	Value
UTILITIES - 0.7%
NRG Energy Inc. Refinancing Term Loan B, 2.75%, 07/01/18	897	889
Total Variable Rate Senior Loan Interests (cost $8,517)		8,513
GOVERNMENT AND AGENCY OBLIGATIONS - 12.7%
GOVERNMENT SECURITIES - 12.1%
Municipals - 0.2%
Other Securities		204
Sovereign - 1.5%
Spain Government Bond
3.80%, 04/30/24 (a), EUR	600	755
2.75%, 10/31/24 (a), EUR	600	695
Other Securities		581
		2,031
Treasury Inflation Index Securities - 1.7%
Italy Buoni Poliennali Del Tesoro Inflation Indexed Note, 2.10%, 09/15/21 (j), EUR	543	656
U.S. Treasury Inflation Indexed Note
0.25%, 01/15/25 (j)	394	386
2.38%, 01/15/25 (j)	1,004	1,178
		2,220
U.S. Treasury Securities - 8.7%
U.S. Treasury Bond
0.00%,11/15/43 (g)	2,500	995
3.75%, 11/15/43	3,600	4,030
3.13%, 08/15/44 (k)	2,450	2,442
2.50%, 02/15/45 (k)	3,575	3,132
Principal Only, 0.00%,08/15/43 (g)	1,300	520
Principal Only, 0.00%,02/15/44 (g)	1,300	512
		11,631
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 0.6%
Federal National Mortgage Association - 0.6%
Federal National Mortgage Association
3.00%, 07/01/43	841	839
3.00%, 08/01/43	23	23
		862
Total Government and Agency Obligations (cost $17,498)		16,948
PREFERRED STOCKS - 0.3%
FINANCIALS - 0.3%
Other Securities		345
Total Preferred Stocks (cost $338)		345
PURCHASED OPTIONS - 0.0%
Call Swaption, 3-Month LIBOR versus 1.00% fixed, Expiration 01/11/16, GSB (d)	142	22
Call Swaption, 3-Month LIBOR versus 1.05% fixed, Expiration 01/06/16, MSS (d)	27	5
Other Securities		1
Total Purchased Options (cost $45)		28
TRUST PREFERREDS - 0.3%
FINANCIALS - 0.3%
Citigroup Capital XIII, 7.88%, (callable at 25 beginning 10/30/15)	17	428
UTILITIES - 0.0%
Other Securities		11
Total Trust Preferreds (cost $463)		439

	Shares/Par †	Value
SHORT TERM INVESTMENTS - 1.1%
Certificates of Deposit - 0.5%
Credit Suisse, 0.65%, 01/28/16 (b)	$200	200
Other Securities		499
		699
Federal Home Loan Bank - 0.4%
Federal Home Loan Bank
0.08%, 07/29/15 (m)	200	200
0.09%, 08/19/15 (m)	200	200
0.09%, 08/26/15 (m)	200	200
		600
Treasury Securities - 0.2%
U.S. Treasury Bill, 0.01%, 08/06/15 (k)	321	321
Total Short Term Investments (cost $1,621)		1,620
Total Investments - 99.6% (cost $134,439)		132,953
Other Assets and Liabilities, Net - 0.4%		469
Total Net Assets - 100.0%		$133,422

Portfolio Composition:	Percentage of Total Investments
Financials	44.5%
Government Securities	12.1
Energy	8.6
Consumer Discretionary	7.6
Health Care	5.3
Telecommunication Services	4.7
Non-U.S. Government Agency ABS	4.3
Information Technology	3.5
Industrials	2.7
Utilities	2.4
Materials	1.5
Consumer Staples	0.9
U.S. Government Agency MBS	0.7
Short Term Investments	1.2
Total Investments	100.0%

(a)

The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933 to be liquid based on procedures approved by the Trust’s Board of Trustees. As of June 30, 2015, the aggregate value of these liquid securities was $23,475 which represented 17.6% of net assets.

(b)	Variable rate securities. Rate stated was in effect as of June 30, 2015.
(c)	Security is restricted to resale to institutional investors. See Restricted Securities in these Schedules of Investments.
(d)	The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the Trust’s Board of Trustees.
(e)	The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.
(f)	Perpetual security.
(g)	Security issued with a zero coupon. Income is recognized through the accretion of discount.
(h)	Convertible security.
(i)	Security is a “step-up” bond where the coupon may increase or step up at a future date. Rate stated was the coupon as of June 30, 2015.
(j)	Treasury inflation indexed note, par amount is adjusted for inflation.
(k)	All or a portion of the security is pledged or segregated as collateral. See the Notes to Financial Statements.
(l)	All or a portion of the investment was purchased on a delayed delivery basis. As of June 30, 2015, the total cost of investments purchased on a delayed delivery basis was $3,218.
(m)	This security is a direct debt of the agency and not collateralized by mortgages.

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2015

Investments by Country*	Percentage of Total Long-Term Investments
Australia	0.4%
Belgium	0.3
Brazil	2.1
Canada	0.9
Cayman Islands	0.9
Chile	0.4
China	1.9
Colombia	0.1
France	1.1
Germany	0.2
Greece	0.2
Hong Kong	0.3
India	0.5
Indonesia	0.1
Israel	0.3
Italy	1.9
Japan	0.3
Luxembourg	1.2
Macau	0.1
Mexico	0.2
Netherlands	1.6
Peru	0.2
Portugal	0.4
Russian Federation	2.0
Singapore	0.3
Slovenia	0.2
South Africa	0.2
South Korea	0.2
Spain	1.9
Sweden	0.6
Switzerland	2.9
United Kingdom	5.1
United States	71.0
Total Long-Term Investments	100.0%

*   The country table is presented for this Fund because its strategy includes investment in non-U.S. securities as deemed significant by the Fund’s Adviser.

Restricted Securities - The Fund invests in securities that are restricted under the 1933 Act or which are subject to legal, contractual, or other agreed upon restrictions on resale. Restricted securities are often purchased in private placement transactions and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act.  As of June 30, 2015, the Fund held investments in restricted securities, excluding certain securities exempt from registration under the 1933 Act which are deemed to be liquid, as follows:

	Initial Acquisition Date	Cost	Ending Value	Percent of Net Assets
BAT International Finance Plc, 3.95%, 06/15/25	06/11/2015	$100	$101	0.1%
Blackstone Holdings Finance Co. LLC, 5.00%, 06/15/44	04/17/2015	329	300	0.2
CoBank ACB, 6.20%, callable at 100 beginning 01/01/25	11/20/2014	301	304	0.2
Credit Agricole SA, 4.38%, 03/17/25	03/10/2015	224	216	0.2
Depository Trust & Clearing Corp., 4.88%, callable at 100 beginning 06/15/20	05/20/2015	250	249	0.2
FMR LLC, 4.95%, 02/01/33	02/09/2015	793	724	0.5
GTP Acquisition Partners I LLC, 3.48%, 06/16/25	05/21/2015	300	298	0.2
HJ Heinz Co., 3.50%, 07/15/22	06/24/2015	199	201	0.2
LeasePlan Corp. NV, 2.50%, 05/16/18	05/08/2013	199	200	0.2
LeasePlan Corp. NV, 3.00%, 10/23/17	03/24/2014	203	204	0.2
Lloyds Bank Plc, 12.00%, callable at 100 beginning 12/16/24	10/17/2013	130	143	0.1
MTN Mauritius Investments Ltd., 4.76%, 11/11/24	11/04/2014	200	198	0.2
Nordea Bank AB, 4.88%, 05/13/21	02/06/2015	440	433	0.3
OMX Timber Finance Investments I LLC, 5.42%, 01/29/20	09/15/2014	330	331	0.2
PNC Preferred Funding Trust, 1.94%, callable at 100 beginning 03/15/17	05/05/2015	185	182	0.1
Pearson Funding Five Plc, 3.25%, 05/08/23	05/02/2013	200	191	0.1
Piper Jaffray Cos., 3.28%, 05/31/17	06/03/2014	100	100	0.1
		$4,483	$4,375	3.3%

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands, except contracts)

June 30, 2015

Schedule of Written Options

	Expiration Date	Exercise Price	Contracts	Value
Index Options
CDX.NA.IG.23 Put Option, BCL	08/19/2015	0.80	15	$(3)
CDX.NA.IG.23 Put Option, BCL	07/15/2015	0.80	9	(1)
CDX.NA.IG.23 Put Option, CIT	07/15/2015	0.80	6	—
iTraxx Europe Main Series 22 Put Option, JPM	09/16/2015	0.90	10	(4)
iTraxx Europe Main Series 23 Put Option, BCL	08/19/2015	0.85	4	(1)
iTraxx Europe Main Series 23 Put Option, BCL	09/16/2015	0.90	7	(2)
iTraxx Europe Main Series 23 Put Option, BNP	08/19/2015	0.85	4	(1)
iTraxx Europe Main Series 23 Put Option, CGM	08/19/2015	0.90	4	(1)
iTraxx Europe Main Series 23 Put Option, CSI	08/19/2015	0.85	3	(1)
iTraxx Europe Main Series 23 Put Option, GSC	08/19/2015	0.90	6	(2)
iTraxx Europe Main Series 23 Put Option, GSC	08/19/2015	0.85	4	(1)
iTraxx Europe Main Series 23 Put Option, GSC	07/15/2015	0.80	2	—
iTraxx Europe Main Series 23 Put Option, GSC	09/16/2015	0.90	6	(2)
iTraxx Europe Main Series 23 Put Option, JPM	08/19/2015	0.90	6	(2)
			86	$(21)
Interest Rate Swaptions
Call Swaption, 3-Month LIBOR versus 1.75% fixed, MSC	01/06/2016	N/A	6	$(2)
Call Swaption, 3-Month LIBOR versus 1.76% fixed, GSC	01/11/2016	N/A	31	(9)
Call Swaption, 3-Month LIBOR versus 2.91% fixed, MSS	08/17/2015	N/A	49	(24)
Call Swaption, 6-Month Euribor versus 0.35% fixed, GSB	09/08/2015	N/A	16	(7)
Put Swaption, 3-Month LIBOR versus 2.50% fixed, DUB	09/21/2015	N/A	2	—
Put Swaption, 3-Month LIBOR versus 2.50% fixed, MLP	07/15/2015	N/A	9	(6)
Put Swaption, 3-Month LIBOR versus 2.91% fixed, MSS	08/17/2015	N/A	49	(1)
Put Swaption, 6-Month Euribor versus 0.35% fixed, GSB	09/08/2015	N/A	16	—
			178	$(49)

Summary of Written Options

	Contracts/ Notional Contracts	Premiums
Options outstanding at December 31, 2014	1,200,363	$282
Options written during the period	356	378
Options closed during the period	(700,208)	(490)
Options expired during the period	(500,247)	(63)
Options outstanding at June 30, 2015	264	$107

Schedule of Exchange Traded Futures Options

	Expiration Date	Exercise Price		Variation Margin Receivable	Contracts (Sold)	Unrealized Appreciation
Euro-Bund Call Option	08/21/2015	EUR	156.00	—	(7)	$5
Euro-Bund Put Option	08/21/2015	EUR	148.00	—	(7)	2
Euro-Bund Put Option	08/21/2015	EUR	148.50	1	(9)	1
				1	(23)	$8

Schedule of Open Futures Contracts

	Expiration	Contracts Long / (Short)	Unrealized Appreciation / (Depreciation)
90-Day Eurodollar Future	June 2016	(32)	$(8)
90-Day Eurodollar Future	September 2016	(25)	(9)
90-Day Eurodollar Future	December 2016	(60)	(11)
90-Day Eurodollar Future	March 2017	(71)	(16)
Euro-BTP Future	September 2015	12	5
Euro-Bund Future	September 2015	1	(1)
U.S. Treasury Note Future, 10-Year	September 2015	64	(55)
			$(95)

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2015

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
BRL/USD	07/02/2015	BNP	BRL	954	$307	$10
BRL/USD	07/02/2015	GSC	BRL	643	207	7
BRL/USD	07/02/2015	DUB	BRL	224	72	(11)
EUR/USD	07/02/2015	JPM	EUR	69	77	(1)
EUR/USD	07/02/2015	MSC	EUR	9,490	10,580	(40)
EUR/USD	08/04/2015	GSC	EUR	1,517	1,692	(9)
INR/USD	07/24/2015	BGI	INR	4,993	78	(1)
INR/USD	07/24/2015	JPM	INR	3,984	62	1
INR/USD	08/24/2015	GSC	INR	34,087	530	3
JPY/USD	07/02/2015	BNP	JPY	251,761	2,057	26
JPY/USD	08/04/2015	GSC	JPY	87,100	712	9
MXN/USD	07/07/2015	BNP	MXN	17,806	1,132	(16)
MXN/USD	09/30/2015	CIT	MXN	2,462	156	—
USD/AUD	07/02/2015	CIT	AUD	(211)	(163)	(2)
USD/BRL	07/02/2015	DUB	BRL	(1,569)	(505)	3
USD/BRL	07/02/2015	CSI	BRL	(227)	(73)	8
USD/EUR	07/02/2015	UBS	EUR	(7,133)	(7,952)	(171)
USD/EUR	07/02/2015	JPM	EUR	(1,792)	(1,998)	(20)
USD/EUR	07/02/2015	JPM	EUR	(634)	(707)	7
USD/EUR	08/04/2015	MSC	EUR	(9,490)	(10,585)	40
USD/GBP	07/02/2015	UBS	GBP	(585)	(919)	(29)
USD/JPY	07/02/2015	BOA	JPY	(251,761)	(2,057)	(27)
USD/JPY	08/04/2015	BNP	JPY	(251,761)	(2,058)	(26)
USD/MXN	07/07/2015	JPM	MXN	(2,284)	(145)	4
					$(9,500)	$(235)

Schedule of Interest Rate Swap Agreements

Counterparty	Floating Rate Index	Fund Paying / Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount (1)		Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Over the Counter Interest Rate Swap Agreements
BNP	Brazil Interbank Deposit Rate	Paying	11.68%	01/04/2021	BRL	1,600	$(3)	$(8)
CSI	Brazil Interbank Deposit Rate	Paying	11.68%	01/04/2021	BRL	1,700	(3)	(8)
DUB	Brazil Interbank Deposit Rate	Paying	11.68%	01/04/2021	BRL	900	(1)	(7)
DUB	Brazil Interbank Deposit Rate	Paying	12.00%	01/04/2021	BRL	900	—	(4)
GSB	Brazil Interbank Deposit Rate	Paying	12.85%	01/04/2021	BRL	6,700	14	35
GSB	Brazil Interbank Deposit Rate	Paying	12.06%	01/04/2021	BRL	800	3	(5)
UBS	Brazil Interbank Deposit Rate	Paying	11.68%	01/04/2021	BRL	100	—	—
UBS	Brazil Interbank Deposit Rate	Paying	11.00%	01/04/2021	BRL	100	—	(1)
UBS	Brazil Interbank Deposit Rate	Paying	11.00%	01/04/2021	BRL	1,300	(5)	(14)
BNP	Eurozone HICP	Receiving	1.05%	09/15/2019	EUR	100	—	—
BOA	Eurozone HICP	Receiving	1.05%	09/15/2019	EUR	100	—	(1)
MSC	US CPURNSA	Receiving	1.53%	11/07/2016		100	—	(1)
MSC	US CPURNSA	Receiving	1.53%	11/07/2016		100	—	(2)
							$5	$(16)

Counterparty	Floating Rate Index	Fund Paying / Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount (1)		Unrealized Appreciation / (Depreciation)
Centrally Cleared Interest Rate Swap Agreements
N/A	3-Month LIBOR	Receiving	1.30%	05/06/2017	2,400		$(3)
N/A	3-Month LIBOR	Receiving	2.25%	03/16/2019	8,300		(32)
N/A	3-Month LIBOR	Paying	2.00%	12/16/2020	1,200		2
N/A	3-Month LIBOR	Receiving	2.50%	12/16/2025	700		(5)
N/A	6-Month Euribor	Receiving	0.75%	09/16/2025	EUR	550	1
N/A	6-Month Euribor	Receiving	1.50%	03/16/2046	EUR	500	123
N/A	British Bankers’ Association Yen LIBOR	Receiving	0.50%	09/17/2021	JPY	16,000	1
N/A	British Bankers’ Association Yen LIBOR	Paying	1.00%	09/18/2023	JPY	66,700	(28)

See accompanying Notes to Financial Statements.

Counterparty	Floating Rate Index	Fund Paying / Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount (1)		Unrealized Appreciation / (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (continued)
N/A	British Bankers’ Association Yen LIBOR	Receiving	1.00%	09/20/2024	JPY	140,000	$(10)
N/A	London-Interbank Offered Rate	Receiving	3.00%	09/11/2024	GBP	100	(4)
N/A	London-Interbank Offered Rate	Receiving	2.00%	09/16/2025	GBP	700	53
N/A	Mexican Interbank Rate	Paying	5.61%	07/07/2021	MXN	25,600	(6)
N/A	Mexican Interbank Rate	Paying	5.84%	09/14/2021	MXN	1,600	1
N/A	Mexican Interbank Rate	Paying	5.81%	09/29/2021	MXN	1,300	(3)
N/A	Mexican Interbank Rate	Paying	5.75%	09/30/2021	MXN	1,600	(4)
N/A	Mexican Interbank Rate	Paying	5.63%	10/11/2021	MXN	13,100	(3)
N/A	Mexican Interbank Rate	Paying	6.19%	01/03/2035	MXN	4,000	(27)
							$56

Schedule of Credit Default Swap Agreements

Counterparty	Reference Obligation	Implied Credit Spread (4)	Fixed Received / Pay Rate (7)	Expiration Date	Notional Amount (1),(6)	Value (5)	Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Over the Counter Credit Default Swap Agreements
Credit default swap agreements - purchase protection (2)
GSC	Darden Restaurants Inc., 6.20%, 10/15/2017	N/A	1.00%	06/20/2020	$200	$(2)	$—	$(2)
Credit default swap agreements - sell protection (3)
CIT	AT&T Inc., 1.60%, 02/15/2017	0.30%	1.00%	12/20/2017	$(150)	$3	$2	$1
BOA	Barrick Gold Corp., 5.80%, 11/15/2034	0.70%	1.00%	06/20/2018	(100)	2	(4)	6
CIT	Barrick Gold Corp., 5.80%, 11/15/2034	0.90%	1.00%	12/20/2018	(100)	—	(4)	4
MSS	Barrick Gold Corp., 5.80%, 11/15/2034	0.90%	1.00%	12/20/2018	(100)	—	(4)	4
BBP	Berkshire Hathaway Inc., 2.45%, 12/15/2015	0.34%	1.00%	12/20/2017	(200)	4	(2)	6
DUB	BNP Paribas, 2.88%, 09/26/2023	0.66%	1.00%	03/20/2019	(167)	2	2	—
JPM	BNP Paribas, 2.00%, 04/13/2017	0.83%	1.00%	06/20/2020	(800)	6	12	(6)
MSC	Chesapeake Energy Corp., 6.63%, 08/15/2020	5.33%	5.00%	06/20/2020	(100)	(2)	4	(6)
GSI	Community Health Systems Inc., 8.00%, 11/15/2019	2.92%	5.00%	03/20/2021	(100)	10	7	3
CIT	D.R. Horton Inc., 3.63%, 02/15/2018	1.70%	1.00%	03/20/2021	(100)	(4)	(7)	3
JPM	Enbridge Inc. 4.90%,03/01/2015	1.45%	1.00%	12/20/2019	(50)	(1)	—	(1)
CSI	Encana Corp., 4.75%, 10/15/2013	0.87%	1.00%	03/20/2018	(100)	1	(1)	2
CIT	Exelon Generation Co. LLC, 6.20%, 10/01/2017	0.69%	1.00%	03/20/2019	(100)	1	(2)	3
CSI	Federative Republic of Brazil, 12.25%, 03/06/2030	1.71%	1.00%	09/20/2017	(100)	(2)	(3)	1
CSI	Federative Republic of Brazil, 12.25%, 03/06/2030	2.18%	1.00%	12/20/2018	(100)	(4)	(5)	1
JPM	Federative Republic of Brazil, 12.25%, 03/06/2030	2.18%	1.00%	12/20/2018	(100)	(4)	(5)	1
MSC	Federative Republic of Brazil, 12.25%, 03/06/2030	1.61%	1.00%	06/20/2017	(100)	(1)	(3)	2
MSS	Federative Republic of Brazil, 12.25%, 03/06/2030	2.18%	1.00%	12/20/2018	(100)	(4)	(4)	—
BBP	Ford Motor Co., 6.50%, 08/01/2018	0.19%	5.00%	12/20/2015	(50)	2	5	(3)
JPM	Freeport-McMoRan Copper & Gold, 3.55%, 03/01/2022	1.85%	1.00%	06/20/2019	(100)	(3)	(3)	—
MSC	Freeport-McMoRan Copper & Gold, 3.55%, 03/01/2022	1.85%	1.00%	06/20/2019	(100)	(3)	(2)	(1)
BOA	Gazprom OAO, 1.00%, 06/20/2020	4.47%	1.00%	06/20/2020	(100)	(14)	(16)	2
JPM	Gazprom OAO, 1.00%, 06/20/2020	4.47%	1.00%	06/20/2020	(50)	(7)	(8)	1
BBP	General Electric Capital Corp., 5.63%, 09/15/2017	0.40%	1.00%	03/20/2019	(200)	4	2	2
DUB	General Motors Co., 4.88%, 10/02/2023	1.08%	5.00%	03/20/2019	(100)	14	17	(3)
JPM	Goldman Sachs Group Inc., 5.95%, 01/18/2018	0.98%	1.00%	12/20/2020	(800)	1	3	(2)
JPM	HSBC Bank Plc, 6.00%, 12/14/2029	1.48%	1.00%	12/20/2019	(223)	(5)	(4)	(1)
BBP	Italian Republic, 6.88%, 09/27/2023	1.38%	1.00%	06/20/2020	(1,200)	(21)	(2)	(19)
BNP	Italian Republic, 6.88%, 09/27/2023	1.13%	1.00%	06/20/2019	(500)	(2)	4	(6)
BOA	Italian Republic, 6.88%, 09/27/2023	1.10%	1.00%	03/20/2019	(400)	(1)	(7)	6
BOA	Italian Republic, 6.88%, 09/27/2023	1.38%	1.00%	06/20/2020	(400)	(7)	(1)	(6)
DUB	Italian Republic, 6.88%, 09/27/2023	1.13%	1.00%	06/20/2019	(300)	(2)	(2)	—
DUB	Italian Republic, 6.88%, 09/27/2023	1.13%	1.00%	06/20/2019	(400)	(2)	3	(5)
GSI	Italian Republic, 6.88%, 09/27/2023	1.38%	1.00%	06/20/2020	(300)	(5)	—	(5)
MSC	Italian Republic, 6.88%, 09/27/2023	1.13%	1.00%	06/20/2019	(200)	(1)	1	(2)
MSC	MCDX.NA.24	N/A	1.00%	06/20/2025	(150)	(5)	(5)	—
BBP	Metlife Inc., 4.75%, 02/08/2021	0.45%	1.00%	12/20/2018	(600)	11	—	11
GSC	Morgan Stanley Corp., 3.75%, 02/25/2023	0.82%	1.00%	06/20/2020	(300)	2	2	—
BNP	Petrobras International Finance Co., 6.25%, 01/25/2016	3.98%	1.00%	06/20/2019	(100)	(11)	(8)	(3)

See accompanying Notes to Financial Statements.

Counterparty	Reference Obligation	Implied Credit Spread (4)	Fixed Received / Pay Rate (7)	Expiration Date	Notional Amount (1),(6)	Value (5)	Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Over the Counter Credit Default Swap Agreements (continued)
Credit default swap agreements - sell protection (3) (continued)
BNP	Petrobras International Finance Co., 8.38%, 12/10/2018	4.03%	1.00%	09/20/2019	$(400)	$(45)	$(21)	$(24)
BNP	Petrobras International Finance Co., 8.38%, 12/10/2018	4.09%	1.00%	12/20/2019	(400)	(50)	(45)	(5)
GSI	Republic of Colombia, 10.38%, 01/28/2033	0.60%	1.00%	03/20/2016	(100)	1	1	—
CSI	Telecom Italia SpA, 5.38%, 01/29/2019	1.31%	1.00%	06/20/2019	(56)	—	(4)	4
CSI	Telefonica Emisiones SAU, 4.38%, 02/02/2016	1.04%	1.00%	06/20/2021	(111)	(1)	(6)	5
DUB	Tenet Healthcare Corp., 6.88%, 11/15/2031	2.08%	5.00%	03/20/2019	(100)	11	8	3
MSC	Transocean Inc., 7.38%, 04/15/2018	5.96%	1.00%	12/20/2019	(200)	(38)	(27)	(11)
BBP	United Mexican States, 5.95%, 03/19/2019	0.99%	1.00%	12/20/2018	(250)	—	—	—
BOA	United Mexican States, 5.95%, 03/19/2019	0.99%	1.00%	12/20/2018	(200)	—	—	—
BOA	United Mexican States, 5.95%, 03/19/2019	1.04%	1.00%	03/20/2019	(100)	—	1	(1)
CSI	United Mexican States, 5.95%, 03/19/2019	0.78%	1.00%	09/20/2017	(100)	1	(1)	2
CSI	United Mexican States, 5.95%, 03/19/2019	0.99%	1.00%	12/20/2018	(50)	—	—	—
GSI	United Mexican States, 5.95%, 03/19/2019	0.75%	1.00%	06/20/2017	(100)	—	(3)	3
GSI	United Mexican States, 5.95%, 03/19/2019	0.99%	1.00%	12/20/2018	(150)	—	—	—
GSI	United Mexican States, 5.95%, 03/19/2019	1.04%	1.00%	03/20/2019	(100)	—	1	(1)
MSS	United Mexican States, 5.95%, 03/19/2019	1.04%	1.00%	03/20/2019	(400)	—	3	(3)
DUB	Whirlpool Corp., 7.75%, 07/15/2016	0.31%	1.00%	03/20/2018	(100)	2	(1)	3
					$(12,157)	$(167)	$(132)	$(35)

Counterparty	Reference Obligation	Fixed Received / Pay Rate (7)	Expiration Date	Notional Amount (1)	Value (5)	Unrealized Appreciation / (Depreciation)
Centrally Cleared Credit Default Swap Agreements
Credit default swap agreements - sell protection (3)
N/A	CDX.NA.HY.24	5.00%	06/20/2020	$(4,158)	$260	$(23)
N/A	CDX.NA.IG.18	1.00%	06/20/2017	(275)	4	—
N/A	CDX.NA.IG.18	1.00%	06/20/2022	(3,450)	23	(3)
N/A	CDX.NA.IG.19	1.00%	12/20/2017	(500)	8	3
N/A	CDX.NA.IG.19	1.00%	12/20/2022	(2,350)	9	45
N/A	CDX.NA.IG.24	1.00%	06/20/2020	(22,000)	313	(103)
N/A	iTraxx Europe Series 22	1.00%	12/20/2019	(1,115)	17	(2)
N/A	iTraxx Europe Series 22	1.00%	12/20/2024	(334)	(3)	(2)
				$(34,182)	$631	$(85)

(1)Notional amount is stated in USD unless otherwise noted.

(2)If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the referenced obligation agreement and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the referenced obligation and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the reference obligation or underlying securities comprising the referenced index.

(4)Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues and sovereign issues serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative.  The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.  Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the applicable agreement.

(5)The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is limited to the total notional amount which is defined under the terms of each swap agreement.

(7)If the Fund is a buyer of protection, the Fund pays the fixed rate.  If the Fund is a seller of protection, the Fund receives the fixed rate.

See accompanying Notes to Financial Statements.

JNL/PPM America Long Short Credit Fund *

	Shares/Par †	Value
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 2.6%
Citigroup Commercial Mortgage Trust REMIC, 0.94%, 06/15/21 (a) (b) (d)	$4,000	$3,978
Morgan Stanley Capital I Trust REMIC, 4.98%, 06/12/47 (d)	475	475
Other Securities		4,453
Total Non-U.S. Government Agency Asset- Backed Securities (cost $8,943)		8,906
CORPORATE BONDS AND NOTES - 70.9%
CONSUMER DISCRETIONARY - 8.7%
Beazer Homes USA Inc., 7.50%, 09/15/21	1,856	1,870
General Motors Co.
3.50%, 10/02/18	1,500	1,549
5.00%, 04/01/35	1,000	982
6.25%, 10/02/43	664	739
Hilton Worldwide Finance LLC, 5.63%, 10/15/21	585	608
Levi Strauss & Co.
6.88%, 05/01/22	1,502	1,603
5.00%, 05/01/25 (c)	221	214
Schaeffler Finance BV
3.25%, 05/15/19 (c), EUR	556	623
3.50%, 05/15/22 (c), EUR	358	400
Schaeffler Holding Finance BV, 5.75%, 11/15/21 (c), EUR	469	551
Scientific Games International Inc., 7.00%, 01/01/22 (c)	699	722
Staples Inc., 2.75%, 01/12/18 (f)	3,000	3,025
Other Securities		16,925
		29,811
CONSUMER STAPLES - 3.4%
HJ Heinz Co.
3.95%, 07/15/25 (c)	789	793
5.00%, 07/15/35 (c)	439	445
5.20%, 07/15/45 (c)	627	642
Reynolds American Inc.
3.25%, 06/12/20	821	831
3.25%, 11/01/22	900	866
4.45%, 06/12/25	800	817
5.70%, 08/15/35	414	428
5.85%, 08/15/45	431	453
Other Securities		6,583
		11,858
ENERGY - 11.2%
California Resources Corp.
5.50%, 09/15/21	1,348	1,168
6.00%, 11/15/24	779	669
Chesapeake Energy Corp., 3.53%, 04/15/19 (d)	2,467	2,257
Citgo Holding Inc., 10.75%, 02/15/20 (c)	735	752
DCP Midstream LLC, 5.85%, 05/21/43 (c) (d)	2,326	1,843
Energy Transfer Partners LP
4.75%, 01/15/26	670	660
4.90%, 03/15/35	525	472
5.15%, 03/15/45	367	323
6.13%, 12/15/45	750	752
Petrobras Global Finance BV
1.90%, 05/20/16 (d)	1,150	1,133
2.42%, 01/15/19 (d)	1,000	925
4.38%, 05/20/23	841	733
Regency Energy Partners LP
5.88%, 03/01/22	1,846	1,963
5.00%, 10/01/22	567	575
Other Securities		24,410
		38,635
FINANCIALS - 23.9%
Bank of America Corp.
6.25% (callable at 100 beginning 09/05/24) (h)	773	770
6.50% (callable at 100 beginning 10/23/24) (h)	561	581
3.30%, 01/11/23	917	902
4.20%, 08/26/24	1,250	1,245
3.95%, 04/21/25	2,558	2,467
4.25%, 10/22/26	414	403
Barclays Bank Plc
7.75%, 04/10/23 (d)	1,000	1,084
3.75%, 05/15/24	2,000	2,005
Barclays Plc
8.00% (callable at 100 beginning 12/15/20) (h) (i), EUR	1,100	1,300
8.25% (callable at 100 beginning 12/15/18) (h)	1,100	1,162
3.65%, 03/16/25	1,000	946
BAT International Finance Plc
2.75%, 06/15/20 (c)	1,200	1,208
3.95%, 06/15/25 (c)	1,100	1,111
Credit Suisse
3.00%, 10/29/21	797	790
3.63%, 09/09/24	1,191	1,184
Credit Suisse AG, 6.50%, 08/08/23 (c)	2,481	2,713
Credit Suisse Group AG, 7.50%, (callable at 100 beginning 12/11/23) (c) (h)	1,759	1,831
Five Corners Funding Trust, 4.42%, 11/15/23 (c)	2,221	2,291
General Electric Capital Corp.
6.25% (callable at 100 beginning 12/15/22) (h)	825	902
7.13% (callable at 100 beginning 06/15/22) (h)	3,400	3,923
Goldman Sachs Group Inc.
5.38% (callable at 100 beginning 05/10/20) (h)	1,675	1,655
5.38%, 03/15/20	1,350	1,502
4.00%, 03/03/24	1,461	1,478
3.75%, 05/22/25	553	545
5.15%, 05/22/45	1,522	1,463
HSBC Holdings Plc
5.63% (callable at 100 beginning 01/17/20) (h) (i)	949	950
6.37% (callable at 100 beginning 03/30/25) (h)	1,319	1,326
4.25%, 03/14/24	1,300	1,311
5.25%, 03/14/44	350	362
International Lease Finance Corp.
2.24%, 06/15/16 (d)	1,350	1,348
6.25%, 05/15/19	1,800	1,946
Intesa Sanpaolo SpA, 5.02%, 06/26/24 (c)	2,475	2,401
JPMorgan Chase & Co.
5.30% (callable at 100 beginning 05/01/20) (h)	1,750	1,737
7.90% (callable at 100 beginning 04/30/18) (h)	1,113	1,177
3.63%, 05/13/24	600	597
Morgan Stanley
1.02%, 07/23/19 (d)	1,550	1,540
5.63%, 09/23/19	900	1,008

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
4.10%, 05/22/23	1,399	1,400
3.88%, 04/29/24	625	631
3.95%, 04/23/27	417	392
National Rural Utilities Cooperative Finance Corp., 4.75%, 04/30/43 (d)	2,000	1,995
Royal Bank of Scotland Group Plc
6.10%, 06/10/23	1,222	1,298
5.13%, 05/28/24	1,534	1,530
Other Securities		23,596
		82,006
HEALTH CARE - 6.1%
AbbVie Inc.
3.20%, 11/06/22	510	504
3.60%, 05/14/25	1,410	1,391
4.70%, 05/14/45	472	465
Actavis Funding SCS
3.80%, 03/15/25	640	628
4.85%, 06/15/44	578	556
4.75%, 03/15/45	852	808
Gilead Sciences Inc.
4.80%, 04/01/44	814	839
4.50%, 02/01/45	1,546	1,534
HCA Inc.
3.75%, 03/15/19	918	925
4.25%, 10/15/19	2,053	2,102
Tenet Healthcare Corp.
5.00%, 03/01/19 (c)	750	750
3.79%, 06/15/20 (c) (d)	543	548
8.13%, 04/01/22	786	861
Other Securities		8,946
		20,857
INDUSTRIALS - 2.7%
Bombardier Inc.
5.50%, 09/15/18 (c)	276	273
4.75%, 04/15/19 (c)	1,571	1,528
6.00%, 10/15/22 (c)	835	741
6.13%, 01/15/23 (c)	1,727	1,533
7.50%, 03/15/25 (c)	271	246
Other Securities		4,977
		9,298
INFORMATION TECHNOLOGY - 1.9%
ViaSat Inc., 6.88%, 06/15/20	1,932	2,038
Other Securities		4,377
		6,415
MATERIALS - 5.1%
Ardagh Packaging Finance Plc, 3.29%, 12/15/19 (c) (d)	3,000	2,917
Cemex Finance LLC
9.38%, 10/12/22 (c)	1,050	1,169
6.00%, 04/01/24 (c)	447	442
Cemex SAB de CV
6.50%, 12/10/19 (c)	774	812
7.25%, 01/15/21 (c)	794	838
FMG Resources August 2006 Pty Ltd.
9.75%, 03/01/22 (c)	160	165
6.88%, 04/01/22 (c)	1,200	841
Freeport-McMoRan Inc., 5.40%, 11/14/34	2,351	2,023
Other Securities		8,484
		17,691
TELECOMMUNICATION SERVICES - 3.5%
AT&T Inc.
2.45%, 06/30/20	750	735
4.50%, 05/15/35	673	617
4.75%, 05/15/46	1,032	934
Verizon Communications Inc.
6.40%, 09/15/33	58	66
4.27%, 01/15/36 (a) (b)	1,849	1,659
6.55%, 09/15/43	19	22
4.86%, 08/21/46	814	759
5.01%, 08/21/54	818	748
4.67%, 03/15/55 (c)	1,102	955
Other Securities		5,550
		12,045
UTILITIES - 4.4%
Electricite de France SA, 5.25%, (callable at 100 beginning 01/29/23) (c) (h)	2,700	2,703
Other Securities		12,381
		15,084
Total Corporate Bonds and Notes (cost $254,644)		243,700
VARIABLE RATE SENIOR LOAN INTERESTS - 18.6% (d)
CONSUMER DISCRETIONARY - 7.4%
Hilton Worldwide Inc. Term Loan B, 3.50%, 09/23/20	1,292	1,292
Scientific Games International Inc. Term Loan, 6.00%, 09/17/21	1,496	1,495
Univision Communications Inc. Term Loan, 4.00%, 03/01/20	2,108	2,090
Other Securities		20,466
		25,343
CONSUMER STAPLES - 1.1%
Other Securities		3,716
ENERGY - 2.8%
Citgo Petroleum Corp. Term Loan
9.50%, 05/09/18	697	698
4.50%, 07/23/21	1,469	1,467
Fieldwood Energy LLC 1st Lien Term Loan, 3.88%, 09/28/18	1,872	1,780
Fieldwood Energy LLC 2nd Lien Term Loan, 8.38%, 09/24/20	200	153
Other Securities		5,359
		9,457
FINANCIALS - 1.0%
Other Securities		3,582
HEALTH CARE - 1.5%
DaVita HealthCare Partners Inc. Term Loan B, 3.50%, 06/20/21	2,247	2,245
Other Securities		3,009
		5,254
INDUSTRIALS - 2.4%
Delta Airlines Inc. Term Loan B-1, 3.25%, 10/18/18	1,861	1,855
Schaeffler AG Term Loan, 4.25%, 05/15/20	487	488
Other Securities		6,002
		8,345
INFORMATION TECHNOLOGY - 0.6%
Other Securities		2,020
MATERIALS - 1.2%
FMG Resources Pty Ltd. New Term Loan B, 3.75%, 06/30/19	1,466	1,299
Other Securities		2,853
		4,152
TELECOMMUNICATION SERVICES - 0.4%
Other Securities		1,373

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
UTILITIES - 0.2%
Other Securities		565
Total Variable Rate Senior Loan Interests (cost $65,793)		63,807
GOVERNMENT AND AGENCY OBLIGATIONS - 0.2%
GOVERNMENT SECURITIES - 0.2%
Sovereign - 0.2%
Other Securities		806
Total Government and Agency Obligations (cost $804)		806
PREFERRED STOCKS - 1.2%
ENERGY - 0.2%
Other Securities		503
FINANCIALS - 1.0%
Goldman Sachs Group Inc., 5.50%, (callable at 25 beginning 05/10/23) (h)	45	1,103
US Bancorp, 6.00%, (callable at 25 beginning 04/15/17) (h)	88	2,344
		3,447
Total Preferred Stocks (cost $4,092)		3,950
INVESTMENT COMPANIES - 0.1%
Other Securities		458
Total Investment Companies (cost $505)		458
SHORT TERM INVESTMENTS - 5.6%
Investment Company - 5.6%
JNL Money Market Fund, 0.01% (k) (l)	19,253	19,253
Total Short Term Investments (cost $19,253)		19,253
Total Investments - 99.2% (cost $354,034)		340,880
Other Assets and Liabilities, Net - 0.8%		2,865
Total Net Assets - 100.0%		$343,745

Portfolio Composition:	Percentage of Total Investments
Financials	26.1%
Consumer Discretionary	16.2
Energy	14.3
Health Care	7.7
Materials	6.4
Industrials	5.2
Utilities	4.6
Consumer Staples	4.6
Telecommunication Services	3.9
Non-U.S. Government Agency ABS	2.6
Information Technology	2.5
Government Securities	0.2
Investment Companies	0.1
Short Term Investments	5.6
Total Investments	100.0%

(a)                   Security is restricted to resale to institutional investors.  See Restricted Securities in these Schedules of Investments.

(b)                   The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the Trust’s Board of Trustees.

(c)                    The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933 to be liquid based on procedures approved by the Trust’s Board of Trustees.  As of June 30, 2015, the aggregate value of these liquid securities was $83,643 which represented 24.3% of net assets.

(d)                   Variable rate securities. Rate stated was in effect as of June 30, 2015.

(e)                    Pay-in-kind security. The coupon interest earned by the security may be paid in cash or additional par.

(f)                     The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(g)                    Security is a “step-up” bond where the coupon may increase or step up at a future date. Rate stated was the coupon as of June 30, 2015.

(h)                   Perpetual security.

(i)                       Convertible security.

(j)                      This variable rate senior loan will settle after June 30, 2015, at which time the interest rate will be determined.

(k)                   Investment in affiliate.

(l)                       Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2015.

Restricted Securities - The Fund invests in securities that are restricted under the 1933 Act or which are subject to legal, contractual, or other agreed upon restrictions on resale. Restricted securities are often purchased in private placement transactions and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act.  As of June 30, 2015, the Fund held investments in restricted securities, excluding certain securities exempt from registration under the 1933 Act which are deemed to be liquid, as follows:

	Initial Acquisition Date	Cost	Value	Percent of Net Assets
American Airlines Pass-Through Trust, 5.60%, 07/15/20	07/30/2014	$1,710	$1,761	0.5%
Citigroup Commercial Mortgage Trust REMIC, 0.94%, 06/15/21	06/05/2014	4,000	3,978	1.1
Credit Suisse First Boston Mortgage Securities Corp. REMIC, 5.57%, 05/15/36	10/10/2013	190	188	0.1
SS&C Technologies Holdings Inc., 5.88%, 07/15/23	06/30/2015	325	328	0.1
Verizon Communications Inc., 4.27%, 01/15/36	03/17/2015	1,844	1,659	0.5
		$8,069	$7,914	2.3%

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands, except contracts)

June 30, 2015

Schedule of Open Futures Contracts

	Expiration	Contracts (Short)	Unrealized Appreciation / (Depreciation)
Euro FX Currency Future	September 2015	(44)	$96
U.S. Treasury Long Bond Future	September 2015	(123)	444
U.S. Treasury Note Future, 10-Year	September 2015	(686)	586
U.S. Treasury Note Future, 2-Year	September 2015	(29)	(9)
U.S. Treasury Note Future, 5-Year	September 2015	(359)	14
Ultra Long Term U.S. Treasury Bond Future	September 2015	(161)	694
			$1,825

Schedule of Credit Default Swap Agreements

		Implied	Fixed				Premiums	Unrealized
		Credit	Received /	Expiration	Notional		Paid /	Appreciation /
Counterparty	Reference Obligation	Spread (4)	Pay Rate (6)	Date	Amount (1),(5)	Value	(Received)	(Depreciation)
Over the Counter Credit Default Swap Agreements
Credit default swap agreements - purchase protection (2)
JPM	Capital One Bank USA, 2.25%, 02/13/2019	N/A	1.00%	09/20/2020	$3,500	$(114)	$(118)	$4
CGM	Carnival Corp., 6.65%, 01/15/2028	N/A	1.00%	09/20/2020	4,000	(95)	(97)	2
JPM	Cooper Tire & Rubber Co., 7.63%, 03/15/2027	N/A	5.00%	09/20/2020	4,000	(508)	(502)	(6)
JPM	Dominion Resources Inc., 6.40%, 06/15/2018	N/A	1.00%	09/20/2020	4,000	(110)	(110)	—
CGM	Kellogg Co., 4.00%, 12/15/2020	N/A	1.00%	09/20/2020	4,000	(52)	(51)	(1)
CGM	Marriott International Inc., 3.00%, 03/01/2019	N/A	1.00%	09/20/2020	4,000	(98)	(102)	4
CGM	Nucor Corp., 5.75%, 12/01/2017	N/A	1.00%	09/20/2020	4,000	(54)	(56)	2
CSI	Staples Inc., 2.75%, 01/12/2018	N/A	1.00%	03/20/2018	3,000	(38)	(7)	(31)
JPM	Viacom Inc., 6.88%, 04/30/2036	N/A	1.00%	09/20/2020	4,000	(35)	(36)	1
CGM	Xerox Corporation, 6.35%, 05/15/2018	N/A	1.00%	09/20/2020	4,000	25	8	17
					$38,500	$(1,079)	$(1,071)	$(8)
Credit default swap agreements - sell protection (3)
JPM	Citigroup Inc., 6.13%, 05/15/2018	0.85%	1.00%	09/20/2020	$(3,500)	$28	$42	$(14)
JPM	Goodyear Tire & Rubber Co., 7.00%, 03/15/2028	2.02%	5.00%	09/20/2020	(4,000)	583	650	(67)
CGM	Host Hotels & Resorts LP., 4.75%, 03/01/2023	1.03%	1.00%	09/20/2020	(4,000)	(5)	(4)	(1)
CGM	Royal Caribbean Cruises Ltd., 5.25%, 11/15/2022	1.71%	5.00%	09/20/2020	(4,000)	646	661	(15)
					$(15,500)	$1,252	$1,349	$(97)

(1)Notional amount is stated in USD.

(2)If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the referenced obligation agreement and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the referenced obligation and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the reference obligation or underlying securities comprising the referenced index.

(4)Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues and sovereign issues serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative.  The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.  Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the applicable agreement.

(5)The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is limited to the total notional amount which is defined under the terms of each swap agreement.

(6)If the Fund is a buyer of protection, the Fund pays the fixed rate.  If the Fund is a seller of protection, the Fund receives the fixed rate.

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2015

JNL/T. Rowe Price Capital Appreciation Fund *

	Shares/Par †	Value
COMMON STOCKS - 60.4%
CONSUMER DISCRETIONARY - 5.7%
AutoZone Inc. (a)	9	$5,802
Johnson Controls Inc.	56	2,774
Liberty Global Plc - Class A (a)	7	389
Liberty Global Plc - Class C (a)	18	916
Lowe’s Cos. Inc.	21	1,373
Other Securities		1,307
		12,561
CONSUMER STAPLES - 4.9%
CVS Health Corp.	15	1,563
General Mills Inc.	31	1,727
Mondelez International Inc. - Class A	60	2,485
PepsiCo Inc.	20	1,820
Other Securities		3,090
		10,685
ENERGY - 1.8%
Canadian Natural Resources Ltd.	128	3,485
Other Securities		560
		4,045
FINANCIALS - 8.6%
American Tower Corp.	31	2,910
Bank of New York Mellon Corp.	151	6,321
Marsh & McLennan Cos. Inc.	142	8,023
Other Securities		1,514
		18,768
HEALTH CARE - 14.3%
Abbott Laboratories	53	2,621
Allergan Plc (a)	17	5,084
Becton Dickinson & Co.	32	4,578
CIGNA Corp.	18	2,965
Eli Lilly & Co.	25	2,121
PerkinElmer Inc.	29	1,532
Pfizer Inc.	79	2,642
Thermo Fisher Scientific Inc.	46	5,904
UnitedHealth Group Inc.	13	1,549
Zoetis Inc. - Class A	44	2,117
Other Securities		327
		31,440
INDUSTRIALS - 12.2%
AMETEK Inc.	57	3,112
Boeing Co.	12	1,595
Danaher Corp.	127	10,844
IDEX Corp.	18	1,375
Iron Mountain Inc.	61	1,887
Roper Industries Inc.	12	2,018
Tyco International Plc	78	3,005
Other Securities		2,932
		26,768
INFORMATION TECHNOLOGY - 7.9%
Fiserv Inc. (a)	76	6,312
Google Inc. - Class A (a)	1	270
Google Inc. - Class C (a)	3	1,460
Microsoft Corp.	66	2,905
Visa Inc. - Class A	43	2,908
Other Securities		3,471
		17,326
MATERIALS - 0.8%
Cytec Industries Inc.	28	1,689
TELECOMMUNICATION SERVICES - 0.4%
Other Securities		908
UTILITIES - 3.8%
FirstEnergy Corp.	66	2,161
PG&E Corp.	97	4,748
Xcel Energy Inc.	46	1,471
		8,380
Total Common Stocks (cost $126,955)		132,570
PREFERRED STOCKS - 2.1%
FINANCIALS - 0.6%
American Tower Corp., 5.50%	12	1,241
Other Securities		75
		1,316
HEALTH CARE - 1.3%
Allergan Plc, 5.50%	3	2,857
TELECOMMUNICATION SERVICES - 0.2%
Other Securities		475
Total Preferred Stocks (cost $4,532)		4,648
TRUST PREFERREDS - 0.1%
UTILITIES - 0.1%
Other Securities		264
Total Trust Preferreds (cost $262)		264
INVESTMENT COMPANIES - 0.5%
T. Rowe Price Institutional Floating Rate Fund (d)	104	1,050
Total Investment Companies (cost $1,063)		1,050
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.2%
Other Securities		413
Total Non-U.S. Government Agency Asset- Backed Securities (cost $413)		413
CORPORATE BONDS AND NOTES - 19.7%
CONSUMER DISCRETIONARY - 3.1%
AutoZone Inc., 2.50%, 04/15/21	75	73
Univision Communications Inc.
8.50%, 05/15/21 (f)	350	368
6.75%, 09/15/22 (f)	1,300	1,375
5.13%, 05/15/23 (f)	375	364
Other Securities		4,653
		6,833
CONSUMER STAPLES - 0.8%
PepsiCo Inc., 1.25%, 04/30/18	70	70
Rite Aid Corp.
9.25%, 03/15/20	455	493
8.00%, 08/15/20	1,075	1,121
Other Securities		24
		1,708
ENERGY - 5.9%
Canadian Natural Resources Ltd., 1.75%, 01/15/18	50	50
Concho Resources Inc.
7.00%, 01/15/21	925	968

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
6.50%, 01/15/22	300	313
5.50%, 10/01/22	75	75
5.50%, 04/01/23	700	700
MarkWest Energy Partners LP
5.50%, 02/15/23	750	772
4.50%, 07/15/23	1,100	1,078
4.88%, 12/01/24	425	415
Range Resources Corp.
6.75%, 08/01/20	375	387
5.75%, 06/01/21	675	694
5.00%, 08/15/22	1,275	1,249
5.00%, 03/15/23	1,650	1,617
Targa Resources Partners LP
5.00%, 01/15/18 (f)	375	383
4.13%, 11/15/19 (f)	75	74
6.88%, 02/01/21	250	263
5.25%, 05/01/23	275	272
4.25%, 11/15/23	500	462
Other Securities		3,266
		13,038
FINANCIALS - 3.5%
American Tower Corp., 5.00%, 02/15/24	140	148
Bank of New York Mellon Corp., 4.95%, (callable at 100 beginning 06/20/20) (b)	275	273
Ford Motor Credit Co. LLC
0.91%, 03/27/17 (e)	725	723
1.46%, 03/27/17	770	766
6.63%, 08/15/17	200	219
0.85%, 12/06/17 (e)	200	199
2.15%, 01/09/18	200	201
5.00%, 05/15/18	200	215
2.38%, 03/12/19	500	498
2.60%, 11/04/19	700	694
Marsh & McLennan Cos. Inc., 2.35%, 03/06/20	140	139
Other Securities		3,677
		7,752
HEALTH CARE - 2.6%
Becton Dickinson and Co.
1.80%, 12/15/17	465	465
2.68%, 12/15/19	80	80
DaVita HealthCare Partners Inc.
5.75%, 08/15/22	850	901
5.13%, 07/15/24	1,000	983
5.00%, 05/01/25	450	433
Eli Lilly & Co., 1.25%, 03/01/18	145	145
HCA Inc., 8.00%, 10/01/18	50	58
UnitedHealth Group Inc., 1.40%, 12/15/17	65	65
Other Securities		2,469
		5,599
INDUSTRIALS - 0.1%
Iron Mountain Inc., 7.75%, 10/01/19	112	117
Other Securities		139
		256
INFORMATION TECHNOLOGY - 0.8%
Fiserv Inc., 2.70%, 06/01/20	225	224
NXP BV
3.75%, 06/01/18 (f)	800	806
5.75%, 02/15/21 (f)	300	312
5.75%, 03/15/23 (f)	200	208
Other Securities		173
		1,723
MATERIALS - 0.1%
Cytec Industries Inc., 3.95%, 05/01/25	155	152
Other Securities		57
		209
TELECOMMUNICATION SERVICES - 2.4%
UPCB Finance V Ltd., 7.25%, 11/15/21 (f)	675	729
UPCB Finance VI Ltd., 6.88%, 01/15/22 (f)	1,260	1,342
Other Securities		3,202
		5,273
UTILITIES - 0.4%
Other Securities		771
Total Corporate Bonds and Notes (cost $43,574)		43,162
GOVERNMENT AND AGENCY OBLIGATIONS - 0.0%
GOVERNMENT SECURITIES - 0.0%
Sovereign - 0.0%
Other Securities		90
Total Government and Agency Obligations (cost $90)		90
VARIABLE RATE SENIOR LOAN INTERESTS - 4.2% (f)
CONSUMER DISCRETIONARY - 0.7%
Univision Communications Inc. Replacement 1st Lien Term Loan, 4.00%, 03/01/20	25	25
UPC Financing Partnership Term Loan AH, 3.25%, 06/30/21	1,325	1,305
Other Securities		271
		1,601
CONSUMER STAPLES - 1.1%
Other Securities		2,371
HEALTH CARE - 1.1%
DaVita HealthCare Partners Inc. Term Loan B, 3.50%, 06/20/21	796	795
HCA Inc. Term Loan B-5, 2.94%, 03/31/17	1,717	1,716
		2,511
INFORMATION TECHNOLOGY - 0.2%
Other Securities		505
TELECOMMUNICATION SERVICES - 1.1%
Intelsat Jackson Holdings SA Term Loan B-2, 3.75%, 06/30/19	2,075	2,057
Other Securities		245
		2,302
UTILITIES - 0.0%
Other Securities		28
Total Variable Rate Senior Loan Interests (cost $9,341)		9,318
SHORT TERM INVESTMENTS - 14.5%
Investment Companies - 14.5%
JNL Money Market Fund, 0.01% (d) (g)	2,777	2,777
T. Rowe Price Reserves Investment Fund, 0.07% (d) (g)	28,969	28,969
Total Short Term Investments (cost $31,746)		31,746
Total Investments - 101.7% (cost $217,976)		223,261
Other Assets and Liabilities, Net - (1.7%)		(3,817)
Total Net Assets - 100.0%		$219,444

See accompanying Notes to Financial Statements.

Portfolio Composition:	Percentage of Total Investments
Health Care	19.0%
Financials	12.5
Industrials	12.1
Consumer Discretionary	9.4
Information Technology	8.8
Energy	7.7
Consumer Staples	6.6
Utilities	4.2
Telecommunication Services	4.0
Materials	0.8
Non-U.S. Government Agency ABS	0.2
Investment Companies	0.5
Short Term Investments	14.2
Total Investments	100.0%

(a)                   Non-income producing security.

(b)                   Perpetual security.

(c)                    Convertible security.

(d)                   Investment in affiliate.

(e)                    Variable rate securities. Rate stated was in effect as of June 30, 2015.

(f)                     The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933 to be liquid based on procedures approved by the Trust’s Board of Trustees.  As of June 30, 2015, the aggregate value of these liquid securities was $10,729 which represented 4.9% of net assets.

(g)                    Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2015.

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands, except contracts)

June 30, 2015

Schedule of Written Call Options

	Expiration Date	Exercise Price	Contracts	Value
Options on Securities
Altria Group Inc., CGM	01/15/2016	55.00	133	$(8)
American Tower Corp., CGM	01/15/2016	115.00	10	—
American Tower Corp., MSC	01/15/2016	105.00	5	(1)
American Tower Corp., MSC	01/15/2016	110.00	8	—
Boeing Co., CGM	01/15/2016	140.00	2	(1)
Comcast Co., CGM	01/15/2016	65.00	32	(5)
Comcast Co., CGM	01/15/2016	70.00	26	(1)
CVS Caremark Corp., CGM	01/15/2016	110.00	47	(14)
CVS Caremark Corp., MSC	01/15/2016	90.00	14	(22)
CVS Caremark Corp., MSC	01/15/2016	95.00	14	(16)
Google Inc.	01/15/2016	590.00	7	(8)
Lowe’s Companies Inc., MSC	01/15/2016	60.00	35	(31)
Lowe’s Companies Inc., MSC	01/15/2016	75.00	16	(2)
Mondelez International Inc., CGM	01/15/2016	45.00	26	(2)
Pentair Plc., CGM	11/20/2015	70.00	4	(1)
PepsiCo Inc., MSC	01/15/2016	100.00	18	(3)
PepsiCo Inc., MSC	01/15/2016	105.00	12	(1)
PepsiCo Inc., MSC	01/15/2016	110.00	22	(1)
Pfizer Inc., CGM	01/15/2016	30.00	93	(35)
Thermo Fisher Scientific Inc., CGM	01/15/2016	150.00	19	(3)
Time Warner Cable Inc., CGM	01/15/2016	180.00	4	(3)
UnitedHealth Group Inc., CGM	01/15/2016	100.00	13	(30)
UnitedHealth Group Inc., CGM	01/15/2016	105.00	13	(26)
Visa Inc.	01/15/2016	70.00	24	(7)
Visa Inc.	01/15/2016	75.00	100	(13)
			697	$(234)

Summary of Written Call Options

	Contracts	Premiums
Options outstanding at December 31, 2014	1,038	$251
Options written during the period	654	137
Options closed during the period	(888)	(209)
Options exercised during the period	(97)	(17)
Options expired during the period	(10)	(10)
Options outstanding at June 30, 2015	697	$151

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2015

JNL/The Boston Company Equity Income Fund *

	Shares/Par †	Value
COMMON STOCKS - 99.0%
CONSUMER DISCRETIONARY - 7.2%
Carnival Plc	23	$1,130
Interpublic Group of Cos. Inc.	40	780
Omnicom Group Inc.	8	568
Viacom Inc. - Class B	14	875
Other Securities		1,371
		4,724
CONSUMER STAPLES - 9.1%
Coca-Cola Enterprises Inc.	20	872
ConAgra Foods Inc.	16	709
CVS Health Corp.	15	1,578
Molson Coors Brewing Co. - Class B	7	524
Mondelez International Inc. - Class A	13	537
PepsiCo Inc.	14	1,293
Other Securities		398
		5,911
ENERGY - 13.5%
Anadarko Petroleum Corp.	12	918
EOG Resources Inc.	18	1,550
Occidental Petroleum Corp.	41	3,226
Phillips 66 (a)	17	1,342
Schlumberger Ltd.	20	1,737
		8,773
FINANCIALS - 32.7%
American International Group Inc.	20	1,216
Bank of America Corp.	84	1,427
Berkshire Hathaway Inc. - Class B (b)	7	961
Capital One Financial Corp.	10	916
Charles Schwab Corp.	20	649
Citigroup Inc.	43	2,372
Communications Sales & Leasing Inc. (a)	38	931
Goldman Sachs Group Inc.	9	1,850
Hartford Financial Services Group Inc.	13	533
JPMorgan Chase & Co.	48	3,260
Morgan Stanley	30	1,175
PNC Financial Services Group Inc.	6	531
Prudential Financial Inc.	15	1,285
TD Ameritrade Holding Corp.	14	526
Voya Financial Inc.	29	1,348
Wells Fargo & Co.	21	1,196
Other Securities		1,140
		21,316
HEALTH CARE - 11.6%
Cardinal Health Inc.	15	1,237
Eli Lilly & Co.	8	674
Medtronic Plc	14	1,017
Merck & Co. Inc.	22	1,231
Pfizer Inc.	62	2,084
UnitedHealth Group Inc.	7	823
Other Securities		500
		7,566
INDUSTRIALS - 6.2%
Honeywell International Inc.	14	1,454
United Technologies Corp.	16	1,818
Other Securities		747
		4,019
INFORMATION TECHNOLOGY - 11.4%
Apple Inc.	5	653
Applied Materials Inc.	40	777
Cisco Systems Inc.	64	1,749
Microchip Technology Inc. (a)	21	973
Oracle Corp.	32	1,284
Texas Instruments Inc.	20	1,049
Other Securities		938
		7,423
MATERIALS - 6.5%
Martin Marietta Materials Inc.	7	942
Mosaic Co.	14	639
Owens Corning Inc.	14	575
Vulcan Materials Co.	11	922
Other Securities		1,167
		4,245
TELECOMMUNICATION SERVICES - 0.2%
Other Securities		164
UTILITIES - 0.6%
Other Securities		408
Total Common Stocks (cost $61,345)		64,549
SHORT TERM INVESTMENTS - 6.4%
Investment Company - 1.0%
JNL Money Market Fund, 0.01% (c) (d)	642	642
Securities Lending Collateral - 5.4%
BlackRock Liquidity Funds TempFund Portfolio, 0.15% (d)	200	200
Fidelity Institutional Money Market Portfolio, 0.12% (d)	200	200
Repurchase Agreement with HSB, 0.10% (Collateralized by $935 U.S. Treasury Bond Strip, due 08/15/25-11/15/44, value $479, $54 U.S. Treasury Bond, 4.38-6.13%, due 02/15/26-02/15/38, value $73, $231 U.S. Treasury Note Strip, due 08/15/15-02/15/25, value $195 and $269 U.S. Treasury Note, 0.25%-4.25%, due 08/15/15-08/15/24, value $273) acquired on 06/30/15, due 07/01/15 at $1,000	$1,000	1,000
Repurchase Agreement with MLP, 0.11% (Collateralized by $1,270 U.S. Treasury Bond, 5.38%, due 02/15/31, value $1,735 and $474 U.S. Treasury Note, 2.13%, due 09/30/21, value $481) acquired on 06/30/15, due 07/01/15 at $2,173	2,173	2,173
		3,573
Total Short Term Investments (cost $4,215)		4,215
Total Investments - 105.4% (cost $65,560)		68,764
Other Assets and Liabilities, Net - (5.4%)		(3,552)
Total Net Assets - 100.0%		$65,212

Portfolio Composition:	Percentage of Total Investments
Financials	31.0%
Energy	12.8
Health Care	11.0
Information Technology	10.8
Consumer Staples	8.6
Consumer Discretionary	6.9
Materials	6.2
Industrials	5.8
Utilities	0.6
Telecommunication Services	0.2
Short Term Investments	6.1
Total Investments	100.0%

See accompanying Notes to Financial Statements.

(a)                   All or portion of the security was on loan.

(b)                   Non-income producing security.

(c)                    Investment in affiliate.

(d)                   Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2015.

JNL/The London Company Focused U.S. Equity Fund

	Shares/Par †	Value
COMMON STOCKS - 96.2%
CONSUMER DISCRETIONARY - 21.2%
Cabela’s Inc. - Class A (a) (b)	74	$3,686
Carnival Plc	76	3,738
Dollar Tree Inc. (a)	71	5,582
Pulte Homes Inc.	172	3,474
Smith & Wesson Holding Corp. (a) (b)	313	5,189
Vista Outdoor Inc. (a)	55	2,478
		24,147
ENERGY - 6.3%
Apache Corp.	51	2,942
Atwood Oceanics Inc. (b)	69	1,813
ConocoPhillips Co.	41	2,494
		7,249
FINANCIALS - 18.1%
Berkshire Hathaway Inc. - Class B (a) (b)	47	6,436
BlackRock Inc.	15	5,159
Cincinnati Financial Corp.	59	2,972
MBIA Inc. (a) (b)	247	1,485
Wells Fargo & Co.	81	4,540
		20,592
HEALTH CARE - 7.1%
Eli Lilly & Co.	57	4,774
Pfizer Inc.	98	3,294
		8,068
INDUSTRIALS - 22.6%
Deere & Co. (b)	44	4,296
General Dynamics Corp.	32	4,540
General Electric Co.	199	5,286
Old Dominion Freight Line Inc. (a)	61	4,184
Orbital ATK Inc.	60	4,396
USG Corp. (a) (b)	111	3,072
		25,774
INFORMATION TECHNOLOGY - 8.0%
Corning Inc.	198	3,908
EMC Corp.	107	2,827
International Business Machines Corp.	15	2,417
		9,152
MATERIALS - 12.9%
Martin Marietta Materials Inc.	33	4,663
NewMarket Corp.	14	6,392
Tredegar Corp.	164	3,630
		14,685
Total Common Stocks (cost $107,235)		109,667
SHORT TERM INVESTMENTS - 17.3%
Investment Company - 3.7%
JNL Money Market Fund, 0.01% (c) (d)	4,157	4,157
Securities Lending Collateral - 13.6%
BlackRock Liquidity Funds TempFund Portfolio, 0.15% (d)	13,000	13,000
Fidelity Institutional Money Market Portfolio, 0.12% (d)	2,000	2,000
Repurchase Agreement with MLP, 0.11% (Collateralized by $311 U.S. Treasury Bond, 5.38%, due 02/15/31, value $425 and $116 U.S. Treasury Note, 2.13%, due 9/30/21, value $118) acquired on 06/30/15, due 07/01/15 at $532	$532	532
		15,532
Total Short Term Investments (cost $19,689)		19,689
Total Investments - 113.5% (cost $126,924)		129,356
Other Assets and Liabilities, Net - (13.5%)		(15,402)
Total Net Assets - 100.0%		$113,954

Portfolio Composition:	Percentage of Total Investments
Industrials	19.9%
Consumer Discretionary	18.7
Financials	15.9
Materials	11.4
Information Technology	7.1
Health Care	6.2
Energy	5.6
Short Term Investments	15.2
Total Investments	100.0%

(a)                   Non-income producing security.

(b)                   All or portion of the security was on loan.

(c)                    Investment in affiliate.

(d)                   Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2015.

JNL/Van Eck International Gold Fund (a)

COMMON STOCKS - 94.2%
MATERIALS - 94.2%
Acacia Mining Plc	46	$218
Agnico-Eagle Mines Ltd.	85	2,421
Alamos Gold Inc. (b)	85	479
Alamos Gold Inc.	59	334
Amara Mining Plc (c)	867	187
Argonaut Gold Inc. (c) (d)	383	516
Asanko Gold Inc. (c) (d)	255	449
Asanko Gold Inc. (c) (d)	8	14
AuRico Gold Inc.	333	944
B2Gold Corp. (c) (d)	18	28
B2Gold Corp. (c) (d)	1,381	2,112
Bear Creek Mining Corp. (c)	170	127
Belo Sun Mining Corp. (c)	402	79
Continental Gold Inc. (c) (d)	331	796
Corvus Gold Inc. (c) (d)	171	90
Corvus Gold Inc. (c)	15	8
Eastmain Resources Inc. (c)	156	53
Eldorado Gold Corp.	491	2,033
Evolution Mining Ltd.	916	818
Fortuna Silver Mines Inc. (c) (d)	61	223
Franco-Nevada Corp.	35	1,653
Fresnillo Plc (d)	73	798
Gold Canyon Resources Inc. (c)	153	17
Gold Road Resources Ltd. (c)	1,995	658
Goldcorp Inc. (d)	104	1,691

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Gryphon Minerals Ltd. (c) (d)	718	35
Guyana Goldfields Inc. (c)	268	850
Integra Gold Corp. (c) (e) (f) (g)	679	165
Integra Gold Corp. (c)	921	236
Klondex Mines Ltd. (c)	263	716
Lundin Gold Inc. (c)	52	162
Lydian International Ltd. (c) (d)	402	167
MAG Silver Corp. (c) (d)	26	204
New Gold Inc. (c)	318	854
New Gold Inc. (c)	93	250
Newcastle Gold Ltd. (c)	168	48
Newcrest Mining Ltd. (c)	122	1,226
Newmont Mining Corp.	24	561
Novagold Resources Inc. (c)	97	332
Orezone Gold Corp. (c)	704	200
Osisko Gold Royalties Ltd. (d)	69	862
Premier Gold Mines Ltd. (c) (d)	209	406
Pretium Resources Inc. (c) (d)	113	612
Pretium Resources Inc. (c)	22	119
Primero Mining Corp. (c) (d)	139	541
Randgold Resources Ltd. - ADR (d)	30	1,975
Romarco Minerals Inc. (c) (d)	1,064	362
Roxgold Inc. (b) (c)	559	345
Royal Gold Inc. (d)	35	2,168
Rubicon Minerals Corp. (c) (d)	138	145
Rubicon Minerals Corp. (c) (d)	144	150
Sabina Gold & Silver Corp. (c)	357	126
SEMAFO Inc. (c)	437	1,176
Silver Wheaton Corp.	96	1,663
Sulliden Mining Capital Inc. (c)	54	10
Tahoe Resources Inc.	149	1,803
Timmins Gold Corp. (c)	440	247
TMAC Resources Inc. (c) (e) (f) (g)	78	375
Torex Gold Resources Inc. (c) (d)	844	764
Yamana Gold Inc. (d)	261	787
Yamana Gold Inc. (d)	29	88
Total Common Stocks (cost $45,978)		37,476
PRECIOUS METALS - 3.6%
Gold Bullion	1,213	1,422
Total Precious Metals (cost $1,528)		1,422
SHORT TERM INVESTMENTS - 17.1%
Investment Companies - 1.5%
JNL Money Market Fund, 0.01% (h) (i)	489	489
JPMorgan U.S. Treasury Plus Money Market Fund, 0.00% (h)	106	106
Securities Lending Collateral - 15.6%
BlackRock Liquidity Funds TempFund Portfolio, 0.15% (h)	2,000	2,000
Fidelity Institutional Money Market Portfolio, 0.12% (h)	2,000	2,000
Repurchase Agreement with HSB, 0.10% (Collateralized by $1,871 U.S. Treasury Bond Strip, due 08/15/26-11/15/44, value $959, $108 U.S. Treasury Bond, 4.38-6.13%, due 02/15/26-02/15/38, value $145, $462 U.S. Treasury Note Strip, due 08/15/15-02/15/25, value $391 and $538 U.S. Treasury Note, 0.25-4.25%, due 08/15/15-08/15/24, value $545) acquired on 06/30/15, due 07/01/15 at $2,000	$2,000	2,000
Repurchase Agreement with MLP, 0.11% (Collateralized by $126 U.S. Treasury Bond, 5.38%, due 02/15/31, value $172 and $47 U.S. Treasury Note, 2.13%, due 09/30/21, value $48) acquired on 06/30/15, due 07/01/15 at $216	216	216
		6,216
Total Short Term Investments (cost $6,811)		6,811
Total Investments - 114.9% (cost $54,317)		45,709
Other Assets and Liabilities, Net - (14.9%)		(5,913)
Total Net Assets - 100.0%		$39,796

Portfolio Composition:	Percentage of Total Investments
Materials	82.0%
Precious Metals	3.1
Short Term Investments	14.9
Total Investments	100.0%

(a)	Consolidated Schedule of Investments.
(b)

The Sub-Adviser has deemed this security which is exempt from registration under the 1933 Act to be liquid based on procedures approved by the Trust’s Board of Trustees. As of June 30, 2015, the aggregate value of these liquid securities was $824 which represented 2.1% of net assets.

(c)	Non-income producing security.
(d)	All or portion of the security was on loan.
(e)

Security fair valued in good faith in accordance with the procedures approved by the Trust’s Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for FASB ASC Topic 820 “Fair Value Measurements” based on the applicable valuation inputs. See FASB ASC Topic 820 “Fair Value Measurement” in the Notes to Financial Statements.

(f)	Security is restricted to resale to institutional investors. See Restricted Securities in these Schedules of Investments.
(g)	The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the Trust’s Board of Trustees.
(h)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2015.
(i)	Investment in affiliate.

Investments by Country*	Percentage of Total Long-Term Investments
Australia	7.0%
Canada	66.9
Jersey	0.4
United Kingdom	3.1
United States	22.6
Total Long-Term Investments	100.0%

*	The country table is presented for this Fund because its strategy includes investment in non-U.S. securities as deemed significant by the Fund’s Adviser.

See accompanying Notes to Financial Statements.

Restricted Securities - The Fund invests in securities that are restricted under the 1933 Act or which are subject to legal, contractual, or other agreed upon restrictions on resale. Restricted securities are often purchased in private placement transactions and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act.  As of June 30, 2015, the Fund held investments in restricted securities, excluding certain securities exempt from registration under the 1933 Act which are deemed to be liquid, as follows:

	Initial Acquisition Date	Cost	Ending Value	Percent of Net Assets
Integra Gold Corp.	04/21/2015	$152	$165	0.4%
TMAC Resources Inc.	06/29/2015	380	375	1.0
		$532	$540	1.4%

See accompanying Notes to Financial Statements.

JNL/WCM Focused International Equity Fund

	Shares/Par †	Value
COMMON STOCKS - 96.5%
AUSTRALIA - 2.9%
CSL Ltd.	125	$8,301
CANADA - 6.4%
Canadian Pacific Railway Co.	64	10,290
Constellation Software Inc.	20	7,781
		18,071
CHINA - 3.7%
Tencent Holdings Ltd.	519	10,378
DENMARK - 12.5%
Chr Hansen Holding A/S	272	13,274
Novo-Nordisk A/S - ADR	237	12,980
Novozymes A/S - Class B	196	9,303
		35,557
FRANCE - 2.9%
LVMH Moet Hennessy Louis Vuitton SE	47	8,243
IRELAND - 3.1%
Experian Plc	482	8,772
JAPAN - 9.4%
Fanuc Ltd.	44	9,085
Sysmex Corp.	192	11,438
Unicharm Corp. (a)	266	6,307
		26,830
MEXICO - 1.9%
Wal-Mart de Mexico SAB de CV (a)	2,240	5,472
NETHERLANDS - 10.8%
ASML Holding NV - ADR	117	12,183
Core Laboratories NV	64	7,342
Sensata Technologies Holding NV (a) (b)	209	11,006
		30,531
RUSSIAN FEDERATION - 1.2%
Yandex NV - Class A (b)	229	3,487
SOUTH AFRICA - 1.6%
Shoprite Holdings Ltd.	321	4,578
SPAIN - 2.5%
Inditex SA	214	6,964
SWEDEN - 2.7%
Svenska Cellulosa AB - Class B	303	7,711
SWITZERLAND - 12.4%
ACE Ltd.	112	11,345
Nestle SA	168	12,139
SGS SA	4	7,568
Swatch Group AG (a)	11	4,193
		35,245
TAIWAN - 5.6%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (a)	706	16,029

UNITED KINGDOM - 9.3%
ARM Holdings Plc - ADR (a)	204	10,053
Compass Group Plc	331	5,474
Reckitt Benckiser Group Plc	126	10,900
		26,427
UNITED STATES OF AMERICA - 7.6%
ICON Plc (b)	129	8,683
Lazard Ltd. - Class A	232	13,022
		21,705
Total Common Stocks (cost $266,640)		274,301
RIGHTS - 0.0%
Constellation Software Inc. (b)	17	—
Total Rights (cost $0)		—
SHORT TERM INVESTMENTS - 14.5%
Investment Company - 3.2%
JNL Money Market Fund, 0.01% (c) (d)	9,110	9,110
Securities Lending Collateral - 11.3%
BlackRock Liquidity Funds TempFund Portfolio, 0.15% (d)	7,000	7,000
Fidelity Institutional Money Market Portfolio, 0.12% (d)	7,000	7,000
Repurchase Agreement with HSB, 0.10% (Collateralized by $15,900 U.S. Treasury Bond Strip, due 08/15/25-11/15/44, value $8,149, $920 U.S. Treasury Bond, 4.38-6.13%, due 02/15/26-02/15/38, value $1,234, $3,931 U.S. Treasury Note Strip, due 08/15/15-02/15/25, value $3,321 and $4,575 U.S. Treasury Note, 0.25-4.25%, due 08/15/15-08/15/24, value $4,636) acquired on 06/30/15, due 07/01/15 at $17,000	$17,000	17,000
Repurchase Agreement with MLP, 0.11% (Collateralized by $570 U.S. Treasury Bond, 5.38%, due 02/15/31, value $778 and $213 U.S. Treasury Note, 2.13%, due 9/30/21, value $216) acquired on 06/30/15, due 07/01/15 at $974	974	974
		31,974
Total Short Term Investments (cost $41,084)		41,084
Total Investments - 111.0% (cost $307,724)		315,385
Other Assets and Liabilities, Net - (11.0%)		(31,263)
Total Net Assets - 100.0%		$284,122

Portfolio Composition:	Percentage of Total Investments
Information Technology	19.0%
Industrials	14.8
Health Care	13.1
Consumer Staples	12.5
Materials	9.6
Consumer Discretionary	7.9
Financials	7.7
Energy	2.3
Short Term Investments	13.1
Total Investments	100.0%

(a)	All or portion of the security was on loan.
(b)	Non-income producing security.
(c)	Investment in affiliate.
(d)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2015.

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments

June 30, 2015

Currency Abbreviations:

AUD - Australian Dollar	IDR - Indonesian Rupiah	QAR - Qatari Rial
BRL - Brazilian Real	INR - Indian Rupee	RON - Romanian New Leu
CAD - Canadian Dollar	JPY - Japanese Yen	RSD - Serbian Dinar
CHF - Swiss Franc	KRW - Korean Won	SEK - Swedish Krona
CLF - Chilean Unidad de Fomento	LBP - Lebanese Pound	SGD - Singapore Dollar
CLP - Chilean Peso	LKR - Sri Lankan Rupee	TRY - New Turkish Lira
CNH - Chinese Offshore Yuan	MXN - Mexican Peso	TWD - Taiwan Dollar
CNY - Chinese Yuan	MYR - Malaysian Ringgit	UGX - Ugandan Shilling
DOP - Dominican Peso	NOK - Norwegian Krone	USD - United States Dollar
EUR - European Currency Unit (Euro)	NZD - New Zealand Dollar	UYU - Uruguayan Peso
GBP - British Pound	OMR - Omani Rial	ZAR - South African Rand
HKD - Hong Kong Dollar	PHP - Philippine Peso	ZMW - Zambian Kwacha
HUF - Hungarian Forint	PLN - Polish Zloty

Abbreviations:

ABS - Asset-Backed Security

ADR - American Depositary Receipt

ASX - Australian Stock Exchange

CAC - Cotation Assistee en Continu

CDI - Chess Depository Interest

CDX.NA.HY - Credit Default Swap Index - North American - High Yield

CDX.NA.IG - Credit Default Swap Index - North American - Investment Grade

CLO - Collateralized Loan Obligation

CMBS — Commercial mortgage-backed securities

CNX - CRISIL NSE Index

CPURNSA - CPI Consumers Index Non-Seasonally Adjusted

EAFE - Europe, Australia and Far East

ETF - Exchange Traded Fund

Euribor - Europe Interbank Offered Rate

Euro-Bobl - debt instrument issued by the Federal Republic of Germany with a term of 4.5 to 5.5 years

Euro-Bund - debt instrument issued by the Federal Republic of Germany with a term of 8.5 to 10.5 years

Euro-Schatz - debt instrument issued by the Federal Republic of Germany with a term of 1.75 to 2.25 years

FTSE - Financial Times and the London Stock Exchange

GDR - Global Depositary Receipt

HICP — Harmonized Index of Consumer Prices

IBEX - Iberia Index

ICE - IntercontinentalExchange

iTraxx - Group of international credit derivative indexes monitored by the International Index Company

JSE - Johannesburg Stock Exchange

KOSPI - Korea Composite Stock Price Index

LIBOR - London Interbank Offer Rate

LME - London Metal Exchange

MBS - Mortgage Backed Security

MCDX.NA - Municipal Credit Defualt Swap Index - North American

MIB - Milano Italia Borsa

MLP - Master Limited Partnership

MSCI - Morgan Stanley Capital International

NASDAQ - National Association of Securities Dealers Automated Quotations

OJSC - Open Joint-Stock Company

RBOB - Reformulated Gasoline Blendstock for Oxygen Blending

REIT - Real Estate Investment Trust

REMIC - Real Estate Mortgage Investment Conduit

SGX - Singapore Exchange

SPDR - Standard & Poor’s Depositary Receipt

SPI - Schedule Performance Index

TBA - To Be Announced (Securities purchased on a delayed delivery basis)

ULSD - Ultra Low Sulfur Diesel

WTI - West Texas Intermediate

Counterparty Abbreviations:

BBH - Brown Brothers Harriman & Co.	HSB - HSBC Securities, Inc.
BBP - Barclays Bank Plc	JPM - JPMorgan Chase Bank N.A.
BCL - Barclays Capital Inc.	MIZ — Mizuho Securities USA, Inc.
BNP - BNP Paribas Securities	MLP - Merrill Lynch, Pierce, Fenner, & Smith
BOA - Banc of America Securities LLC/Bank of America NA	MSC - Morgan Stanley & Co., Incorporated
CGM - Citigroup Global Markets	MSS - Morgan Stanley Capital Services Inc.
CIT - Citibank, Inc.	RBC - Royal Bank of Canada
CSI - Credit Suisse Securities, LLC	RBS - Royal Bank of Scotland
DUB - Deutsche Bank Alex Brown Inc.	SCB - Standard Chartered Bank
GSB - Goldman Sachs Bank	SGB - Societe Generale Bannon LLC
GSC - Goldman Sachs & Co.	SSB - State Street Brokerage Services, Inc.
GSI - Goldman Sachs International	UBS - UBS Securities LLC

†     For funds with fixed income securities, par amounts are listed in United States Dollars unless otherwise noted.  Options are quoted in unrounded number of contracts. Gold bullion is quoted in unrounded ounces.

“-” Amount rounds to less than one thousand.

* A Summary Schedule of Investments is presented for this portfolio.  A complete Schedule of Investments is available without charge, upon request, by calling the Annuity Service Center at 1-800-873-5654 or by visiting the Securities and Exchange Commission’s website, www.sec.gov.

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2015

	JNL Tactical ETF Conservative Fund	JNL Tactical ETF Moderate Fund	JNL Tactical ETF Growth Fund	JNL/AQR Risk Parity Fund (h)	JNL/ BlackRock Global Long Short Credit Fund	JNL/DFA U.S. Micro Cap Fund
Assets
Investments - unaffiliated, at value (a)(d)	$59,725	$155,418	$118,871	$138,314	$450,333	$89,162
Investments - affiliated, at value (b)	447	1,173	832	16,500	40,500	852
Repurchase agreements (a)	85	22,305	16,878	—	69,770	—
Total investments, at value (c)	60,257	178,896	136,581	154,814	560,603	90,014
Cash	—	1	—	967	4,442	34
Foreign currency (e)	—	—	—	—	566	—
Receivable for investments sold	547	1,413	1,181	—	11,402	153
Receivable for treasury roll transactions	—	—	—	—	—	—
Receivable for fund shares sold	1,271	1,048	153	802	401	12
Receivable from adviser	20	52	44	15	—	—
Receivable for dividends and interest	119	500	579	164	4,504	46
Receivable for variation margin on financial derivative instruments	—	—	—	1,150	53	—
Receivable for deposits with brokers and counterparties	—	—	—	4,571	6,239	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	510	265	—
Unrealized appreciation on OTC swap agreements	—	—	—	313	1,229	—
OTC swap premiums paid	—	—	—	—	2,466	—
Other assets	1	2	1	2	5	1
Total assets	62,215	181,912	138,539	163,308	592,175	90,260
Liabilities
Foreign currency overdraft (e)	—	—	—	24	—	—
Payable for advisory fees	34	87	73	112	376	58
Payable for administrative fees	7	18	14	20	60	11
Payable for 12b-1 fee	3	8	7	9	26	5
Payable for investment securities purchased	1,102	3,050	2,578	—	20,008	154
Payable for treasury roll transactions	—	—	—	—	—	—
Payable for fund shares redeemed	22	18	9	1,427	619	12
Payable for dividends or interest on securities sold short	—	—	—	—	703	—
Payable for interest expense and brokerage charges	—	—	—	—	30	—
Payable for trustee fees	1	2	2	3	9	10
Payable for chief compliance officer fees	—	—	—	—	1	—
Payable for other expenses	1	2	2	4	15	2
Payable for variation margin on financial derivative instruments	—	—	—	891	228	—
Payable for deposits from counterparties	—	—	—	1,830	1,384	—
Investment in securities sold short, at value (f)	—	—	—	—	78,113	—
Options written, at value (g)	—	—	—	—	352	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	751	4,814	—
Unrealized depreciation on OTC swap agreements	—	—	—	373	2,631	—
OTC swap premiums received	—	—	—	—	2,063	—
Payable upon return of securities loaned	4,085	34,305	16,878	—	—	1,783
Total liabilities	5,255	37,490	19,563	5,444	111,432	2,035
Net assets	$56,960	$144,422	$118,976	$157,864	$480,743	$88,225
Net assets consist of:
Paid-in capital	$53,843	$133,439	$107,486	$134,315	$466,588	$37,623
Undistributed (excess of distributions over) net investment income (loss)	1,162	2,676	2,277	13,237	21,654	38
Accumulated net realized gain (loss)	3,293	12,470	13,154	14,554	15,263	36,201
Net unrealized appreciation (depreciation) on investments and foreign currency	(1,338)	(4,163)	(3,941)	(4,242)	(22,762)	14,363
	$56,960	$144,422	$118,976	$157,864	$480,743	$88,225
Shares outstanding (no par value), unlimited shares authorized	5,043	11,821	9,268	14,981	46,734	6,328
Net asset value per share	$11.29	$12.22	$12.84	$10.54	$10.29	$13.94

(a)	Investments - unaffiliated, at cost	$61,148	$181,886	$139,690	$140,661	$539,041	$74,799
(b)	Investments - affiliated, at cost	447	1,173	832	16,500	40,500	852
(c)	Total investments, at cost	$61,595	$183,059	$140,522	$157,161	$579,541	$75,651
(d)	Including value of securities on loan	$4,003	$33,658	$16,517	$—	$—	$1,737
(e)	Foreign currency (overdraft), at cost	—	—	—	(24)	594	—
(f)	Proceeds from securities sold short	—	—	—	—	79,727	—
(g)	Premiums from options written	—	—	—	—	258	—
(h)	Consolidated Statement of Assets and Liabilities.

See accompanying Notes to Financial Statements.

	JNL/ DoubleLine Total Return Fund	JNL/Eaton Vance Global Macro Absolute Return Advantage Fund	JNL/Epoch Global Shareholder Yield Fund	JNL/FAMCO Flex Core Covered Call Fund	JNL/Franklin Templeton Frontier Markets Fund	JNL/ Franklin Templeton Natural Resources Fund
Assets
Investments - unaffiliated, at value (a)(d)	$1,380,371	$375,483	$123,556	$212,881	$15,643	$33,012
Investments - affiliated, at value (b)	65,205	88,184	7,482	4,549	1,722	2,229
Repurchase agreements (a)	—	8,785	3,971	—	—	2,018
Total investments, at value (c)	1,445,576	472,452	135,009	217,430	17,365	37,259
Cash	30,284	22,143	106	134	19	—
Foreign currency (e)	—	267	131	—	2,007	317
Receivable for investments sold	—	348	4,596	381	10	12
Receivable for treasury roll transactions	—	—	—	—	—	—
Receivable for fund shares sold	1,436	203	203	1,071	13	13
Receivable from adviser	23	—	—	—	—	—
Receivable for dividends and interest	4,752	6,971	521	228	115	53
Receivable for variation margin on financial derivative instruments	—	337	—	—	—	—
Receivable for deposits with brokers and counterparties	—	6,978	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	10,307	2	—	1	—
Unrealized appreciation on OTC swap agreements	—	10,062	—	—	—	—
OTC swap premiums paid	—	9,143	—	—	—	—
Other assets	14	37	1	2	1	1
Total assets	1,482,085	539,248	140,569	219,246	19,531	37,655
Liabilities
Payable for advisory fees	566	386	70	107	22	22
Payable for administrative fees	175	61	15	26	2	4
Payable for 12b-1 fee	78	27	7	12	1	2
Payable for investment securities purchased	56,803	239	8,526	46	164	260
Payable for treasury roll transactions	—	—	—	—	—	—
Payable for fund shares redeemed	1,606	385	97	1,347	19	5
Payable for dividends or interest on securities sold short	—	148	—	—	—	—
Payable for interest expense and brokerage charges	—	—	—	—	—	—
Payable for trustee fees	8	10	2	3	10	10
Payable for chief compliance officer fees	3	1	—	1	—	—
Payable for other expenses	21	17	1	4	2	2
Payable for variation margin on financial derivative instruments	—	186	—	—	—	—
Payable for deposits from counterparties	—	15,070	—	—	—	—
Investment in securities sold short, at value (f)	—	8,244	—	—	—	—
Options written, at value (g)	—	3,723	—	3,813	—	—
Unrealized depreciation on forward foreign currency contracts	—	6,033	5	—	—	—
Unrealized depreciation on OTC swap agreements	—	7,562	—	—	—	—
OTC swap premiums received	—	2,736	—	—	—	—
Payable upon return of securities loaned	—	—	9,971	—	—	5,018
Total liabilities	59,260	44,828	18,694	5,359	220	5,323
Net assets	$1,422,825	$494,420	$121,875	$213,887	$19,311	$32,332
Net assets consist of:
Paid-in capital	$1,368,277	$467,970	$121,458	$191,038	$13,820	$37,723
Undistributed (excess of distributions over) net investment income (loss)	45,744	29,388	3,576	4,789	3,561	1,227
Accumulated net realized gain (loss)	(5,640)	9,860	2,010	324	2,060	1,779
Net unrealized appreciation (depreciation) on investments and foreign currency	14,444	(12,798)	(5,169)	17,736	(130)	(8,397)
	$1,422,825	$494,420	$121,875	$213,887	$19,311	$32,332
Shares outstanding (no par value), unlimited shares authorized	133,048	48,190	10,542	17,360	2,155	5,430
Net asset value per share	$10.69	$10.26	$11.56	$12.32	$8.96	$5.95

(a)	Investments - unaffiliated, at cost	$1,365,927	$401,799	$132,713	$197,730	$15,771	$43,424
(b)	Investments - affiliated, at cost	65,205	88,184	7,482	4,549	1,722	2,229
(c)	Total investments, at cost	$1,431,132	$489,983	$140,195	$202,279	$17,493	$45,653
(d)	Including value of securities on loan	$—	$—	$9,485	$—	$—	$4,834
(e)	Foreign currency, at cost	—	267	131	—	2,007	319
(f)	Proceeds from securities sold short	—	8,057	—	—	—	—
(g)	Premiums from options written	—	1,038	—	6,398	—	—

See accompanying Notes to Financial Statements.

	JNL/Lazard International Strategic Equity Fund	JNL/ Neuberger Berman Currency Fund	JNL/ Neuberger Berman Risk Balanced Commodity Strategy Fund (h)	JNL/Nicholas Convertible Arbitrage Fund	JNL/PIMCO Credit Income Fund	JNL/PPM America Long Short Credit Fund
Assets
Investments - unaffiliated, at value (a)(d)	$128,019	$201,015	$138,771	$483,999	$132,953	$321,627
Investments - affiliated, at value (b)	4,060	23,870	431	33,710	—	19,253
Total investments, at value (c)	132,079	224,885	139,202	517,709	132,953	340,880
Cash	50	—	15,654	180,728	445	—
Foreign currency (e)	141	—	—	—	202	227
Receivable for investments sold	242	4,934	—	10,487	915	2,347
Receivable for treasury roll transactions	—	—	—	—	797	—
Receivable for fund shares sold	368	28	17	141	253	212
Receivable from adviser	—	—	—	—	—	71
Receivable for dividends and interest	255	288	127	1,728	1,342	3,306
Receivable for variation margin on financial derivative instruments	—	—	7,391	—	72	115
Receivable for deposits with brokers and counterparties	—	—	1,095	—	1,298	2,948
Unrealized appreciation on forward foreign currency contracts	—	3,876	—	—	118	—
Unrealized appreciation on OTC swap agreements	—	—	—	—	114	30
OTC swap premiums paid	—	—	—	—	95	1,360
Other assets	2	2	2	6	1	4
Total assets	133,137	234,013	163,488	710,799	138,605	351,500
Liabilities
Cash overdraft	—	1,041	—	—	—	1,317
Payable for advisory fees	86	123	77	352	44	270
Payable for administrative fees	17	27	19	62	17	42
Payable for 12b-1 fee	7	12	9	28	7	19
Payable for investment securities purchased	401	15,025	—	13,789	2,459	4,540
Payable for treasury roll transactions	—	—	—	—	1,679	—
Payable for fund shares redeemed	430	91	88	718	152	335
Payable for dividends or interest on securities sold short	—	—	—	31	—	—
Payable for interest expense and brokerage charges	—	—	—	68	—	—
Payable for trustee fees	1	16	1	44	2	7
Payable for chief compliance officer fees	—	—	—	1	—	1
Payable for other expenses	3	3	4	7	3	7
Payable for variation margin on financial derivative instruments	—	—	5,204	—	8	—
Investment in securities sold short, at value (f)	—	—	—	196,585	—	—
Options written, at value (g)	—	—	—	—	70	—
Unrealized depreciation on forward foreign currency contracts	—	2,652	—	—	353	—
Unrealized depreciation on OTC swap agreements	—	—	—	—	167	135
OTC swap premiums received	—	—	—	—	222	1,082
Payable upon return of securities loaned	1,277	—	—	—	—	—
Total liabilities	2,222	18,990	5,402	211,685	5,183	7,755
Net assets	$130,915	$215,023	$158,086	$499,114	$133,422	$343,745
Net assets consist of:
Paid-in capital	$116,462	$211,435	$209,748	$503,103	$130,727	$347,106
Undistributed (excess of distributions over) net investment income (loss)	2,021	2,983	(695)	(12,982)	3,787	17,844
Accumulated net realized gain (loss)	3,514	(617)	(53,551)	4,865	761	(9,771)
Net unrealized appreciation (depreciation) on investments and foreign currency	8,918	1,222	2,584	4,128	(1,853)	(11,434)
	$130,915	$215,023	$158,086	$499,114	$133,422	$343,745
Shares outstanding (no par value), unlimited shares authorized	10,460	21,317	21,016	48,075	12,149	34,980
Net asset value per share	$12.52	$10.09	$7.52	$10.38	$10.98	$9.83

(a)	Investments - unaffiliated, at cost	$119,098	$201,016	$138,852	$472,073	$134,439	$334,781
(b)	Investments - affiliated, at cost	4,060	23,870	431	33,710	—	19,253
(c)	Total investments, at cost	$123,158	$224,886	$139,283	$505,783	$134,439	$354,034
(d)	Including value of securities on loan	$1,189	$—	$—	$—	$—	$—
(e)	Foreign currency, at cost	142	—	—	—	205	227
(f)	Proceeds from securities sold short	—	—	—	188,788	—	—
(g)	Premiums from options written	—	—	—	—	107	—
(h)	Consolidated Statement of Assets and Liabilities.

See accompanying Notes to Financial Statements.

	JNL/T. Rowe Price Capital Appreciation Fund	JNL/The Boston Company Equity Income Fund	JNL/The London Company Focused U.S. Equity Fund	JNL/Van Eck International Gold Fund (h)	JNL/WCM Focused International Equity Fund
Assets
Investments - unaffiliated, at value (a)(d)	$190,465	$64,949	$124,667	$43,004	$288,301
Investments - affiliated, at value (b)	32,796	642	4,157	489	9,110
Repurchase agreements (a)	—	3,173	532	2,216	17,974
Total investments, at value (c)	223,261	68,764	129,356	45,709	315,385
Cash	570	—	—	—	—
Foreign currency (e)	4	—	—	311	7
Receivable for investments sold	306	357	—	732	—
Receivable for treasury roll transactions	—	—	—	—	—
Receivable for fund shares sold	559	30	132	120	117
Receivable from adviser	5	—	1	—	—
Receivable for dividends and interest	789	116	203	13	891
Receivable for variation margin on financial derivative instruments	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—
Unrealized appreciation on OTC swap agreements	—	—	—	—	—
OTC swap premiums paid	—	—	—	—	—
Other assets	2	1	1	1	3
Total assets	225,496	69,268	129,693	46,886	316,403
Liabilities
Payable for advisory fees	121	30	66	28	191
Payable for administrative fees	26	9	15	6	36
Payable for 12b-1 fee	12	4	6	2	16
Payable for investment securities purchased	5,236	422	—	656	—
Payable for treasury roll transactions	—	—	—	—	—
Payable for fund shares redeemed	420	16	118	173	51
Payable for dividends or interest on securities sold short	—	—	—	—	—
Payable for interest expense and brokerage charges	—	—	—	—	—
Payable for trustee fees	1	1	—	7	1
Payable for chief compliance officer fees	—	—	—	—	1
Payable for other expenses	2	1	2	2	11
Payable for variation margin on financial derivative instruments	—	—	—	—	—
Investment in securities sold short, at value (f)	—	—	—	—	—
Options written, at value (g)	234	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—
Unrealized depreciation on OTC swap agreements	—	—	—	—	—
OTC swap premiums received	—	—	—	—	—
Payable upon return of securities loaned	—	3,573	15,532	6,216	31,974
Total liabilities	6,052	4,056	15,739	7,090	32,281
Net assets	$219,444	$65,212	$113,954	$39,796	$284,122
Net assets consist of:
Paid-in capital	$208,756	$54,919	$110,164	$113,915	$274,580
Undistributed (excess of distributions over) net investment income (loss)	611	982	664	346	1,514
Accumulated net realized gain (loss)	4,868	6,107	694	(65,858)	367
Net unrealized appreciation (depreciation) on investments and foreign currency	5,209	3,204	2,432	(8,607)	7,661
	$219,444	$65,212	$113,954	$39,796	$284,122
Shares outstanding (no par value), unlimited shares authorized	18,649	4,478	9,760	9,649	25,666
Net asset value per share	$11.77	$14.56	$11.68	$4.12	$11.07

(a)	Investments - unaffiliated, at cost	$185,167	$64,918	$122,767	$53,828	$298,614
(b)	Investments - affiliated, at cost	32,809	642	4,157	489	9,110
(c)	Total investments, at cost	$217,976	$65,560	$126,924	$54,317	$307,724
(d)	Including value of securities on loan	$—	$3,511	$15,252	$5,838	$31,173
(e)	Foreign currency, at cost	4	—	—	313	7
(f)	Proceeds from securities sold short	—	—	—	—	—
(g)	Premiums from options written	151	—	—	—	—
(h)	Consolidated Statement of Assets and Liabilities.

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Statements of Operations (in thousands)

For the Six Months Ended June 30, 2015

	JNL Tactical ETF Conservative Fund	JNL Tactical ETF Moderate Fund	JNL Tactical ETF Growth Fund	JNL/AQR Risk Parity Fund (b)	JNL/BlackRock Global Long Short Credit Fund	JNL/DFA U.S. Micro Cap Fund
Investment income
Dividends (a)	$574	$1,419	$1,210	$—	$360	$560
Foreign taxes withheld	—	—	—	—	(15)	—
Net interest (amortization)	—	—	—	(225)	7,705	—
Securities lending	43	109	87	—	—	43
Total investment income	617	1,528	1,297	(225)	8,050	603
Expenses
Advisory fees	198	477	410	808	1,954	342
Administrative fees	48	115	99	175	369	78
12b-1 fees	61	147	126	223	471	99
Legal fees	1	1	1	2	5	1
Trustee fees	2	5	4	8	18	4
Dividends or interest on securities sold short	—	—	—	—	1,093	—
Short holdings borrowing fees	—	—	—	—	31	—
Chief compliance officer fees	—	—	—	—	—	—
Other expenses	1	3	3	7	14	4
Total expenses	311	748	643	1,223	3,955	528
Expense waived by Adviser	(94)	(227)	(195)	(163)	—	—
Net expenses	217	521	448	1,060	3,955	528
Net investment income (loss)	400	1,007	849	(1,285)	4,095	75
Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	2,957	10,405	10,816	(595)	(4,675)	5,904
Affiliated investments	—	—	—	—	(5)	—
Swap agreements	—	—	—	1,115	(2,168)	—
Foreign currency related items	—	—	—	1,928	20,216	—
Futures contracts	—	—	—	5,243	(884)	—
Written option contracts	—	—	—	—	96	—
Investment securities sold short	—	—	—	—	(434)	—
Brokerage commissions recaptured	—	—	—	—	—	—
Net change in unrealized appreciation (depreciation) on:
Investments	(2,443)	(8,575)	(8,195)	83	(8,042)	(3,424)
OTC swap agreements	—	—	—	362	(498)	—
Foreign currency related items	—	—	—	(144)	(9,241)	—
Futures contracts and centrally cleared swap agreements	—	—	—	(3,479)	1,752	—
Written option contracts	—	—	—	—	(107)	—
Investment securities sold short	—	—	—	—	2,149	—
Net realized and unrealized gain (loss)	514	1,830	2,621	4,513	(1,841)	2,480
Net increase (decrease) in net assets from operations	$914	$2,837	$3,470	$3,228	$2,254	$2,555

(a) Income from affiliated investments	$—	$—	$—	$—	$—	$—
(b) Consolidated Statement of Operations.

See accompanying Notes to Financial Statements.

	JNL/ DoubleLine Total Return Fund	JNL/Eaton Vance Global Macro Absolute Return Advantage Fund	JNL/Epoch Global Shareholder Yield Fund	JNL/FAMCO Flex Core Covered Call Fund	JNL/Franklin Templeton Frontier Markets Fund	JNL/Franklin Templeton Natural Resources Fund
Investment income
Dividends (a)	$—	$191	$2,285	$3,072	$894	$431
Foreign taxes withheld	—	(73)	(87)	—	(92)	3
Interest	27,378	12,989	—	—	—	40
Securities lending	—	—	38	—	3	17
Total investment income	27,378	13,107	2,236	3,072	805	491
Expenses
Advisory fees	3,258	2,214	296	696	257	165
Administrative fees	1,211	422	74	213	35	38
12b-1 fees	1,546	539	95	271	44	49
Legal fees	14	5	1	3	1	1
Trustee fees	51	19	3	10	3	2
Dividends or interest on securities sold short	—	163	—	—	—	—
Short holdings borrowing fees	—	9	—	—	—	—
Chief compliance officer fees	—	—	—	—	—	—
Other expenses	11	18	1	2	6	1
Total expenses	6,091	3,389	470	1,195	346	256
Expense waived by Adviser	(550)	—	—	—	—	—
Net expenses	5,541	3,389	470	1,195	346	256
Net investment income (loss)	21,837	9,718	1,766	1,877	459	235
Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	(3,604)	(6,028)	1,345	12,008	(9,279)	(8,433)
Affiliated investments	—	—	—	—	—	—
Swap agreements	—	(22)	—	—	—	—
Foreign currency related items	—	15,628	56	—	(193)	(7)
Futures contracts	—	(1,171)	—	—	—	—
Written option contracts	—	1,780	—	426	—	—
Investment securities sold short	—	—	—	—	—	—
Brokerage commissions recaptured	—	—	4	—	5	—
Net change in unrealized appreciation (depreciation) on:
Investments	(10,638)	(4,204)	(7,677)	(19,498)	6,097	7,982
OTC swap agreements	—	(716)	—	—	—	—
Foreign currency related items	—	(5,660)	8	—	(1)	(3)
Futures contracts and centrally cleared swap agreements	—	1,723	—	—	—	—
Written option contracts	—	740	—	4,854	—	—
Investment securities sold short	—	1,160	—	—	—	—
Net realized and unrealized gain (loss)	(14,242)	3,230	(6,264)	(2,210)	(3,371)	(461)
Net increase (decrease) in net assets from operations	$7,595	$12,948	$(4,498)	$(333)	$(2,912)	$(226)

(a) Income from affiliated investments	$—	$1	$—	$—	$—	$—

See accompanying Notes to Financial Statements.

	JNL/Lazard International Strategic Equity Fund	JNL/Neuberger Berman Currency Fund	JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund (b)	JNL/Nicholas Convertible Arbitrage Fund	JNL/PIMCO Credit Income Fund	JNL/PPM America Long Short Credit Fund
Investment income
Dividends (a)	$2,057	$—	$—	$683	$32	$136
Foreign taxes withheld	(144)	—	—	—	(4)	—
Net interest (amortization)	—	111	284	(3,829)	2,096	8,141
Securities lending	53	1	—	13	—	—
Total investment income	1,966	112	284	(3,133)	2,124	8,277
Expenses
Advisory fees	526	710	495	1,876	266	1,600
Administrative fees	120	184	151	397	121	306
12b-1 fees	153	234	192	507	155	390
Legal fees	1	2	3	5	1	5
Trustee fees	5	8	7	30	5	14
Dividends or interest on securities sold short	—	—	—	386	—	—
Short holdings borrowing fees	—	—	—	533	—	—
Chief compliance officer fees	—	—	—	—	—	—
Other expenses	2	2	—	7	3	9
Total expenses	807	1,140	848	3,741	551	2,324
Expense waived by Adviser	—	—	—	—	—	(421)
Net expenses	807	1,140	848	3,741	551	1,903
Net investment income (loss)	1,159	(1,028)	(564)	(6,874)	1,573	6,374
Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	4,323	—	2	33,756	(335)	2,570
Affiliated investments	—	—	—	—	—	—
Swap agreements	—	—	—	—	540	3
Foreign currency related items	(32)	(620)	—	—	759	(15)
Futures contracts	—	—	(10,525)	—	(169)	(3,373)
Written option contracts	—	—	—	—	340	—
Investment securities sold short	—	—	—	(19,635)	—	—
Brokerage commissions recaptured	—	—	—	—	—	—
Net change in unrealized appreciation (depreciation) on:
Investments	6,994	19	67	(4,981)	(2,409)	(5,680)
OTC swap agreements	—	—	—	—	110	16
Foreign currency related items	2	1,179	—	(1)	(304)	4
Futures contracts and centrally cleared swap agreements	—	—	5,963	—	(158)	4,042
Written option contracts	—	—	—	—	(79)	—
Investment securities sold short	—	—	—	4,905	—	—
Net realized and unrealized gain (loss)	11,287	578	(4,493)	14,044	(1,705)	(2,433)
Net increase (decrease) in net assets from operations	$12,446	$(450)	$(5,057)	$7,170	$(132)	$3,941

(a) Income from affiliated investments	$—	$—	$—	$—	$—	$—
(b) Consolidated Statement of Operations.

See accompanying Notes to Financial Statements.

	JNL/T. Rowe Price Capital Appreciation Fund	JNL/The Boston Company Equity Income Fund	JNL/The London Company Focused U.S. Equity Fund	JNL/Van Eck International Gold Fund (b)	JNL/WCM Focused International Equity Fund
Investment income
Dividends (a)	$818	$702	$875	$197	$3,137
Foreign taxes withheld	(3)	—	—	(8)	(272)
Interest	746	—	—	—	—
Securities lending	2	4	21	37	29
Total investment income	1,563	706	896	226	2,894
Expenses
Advisory fees	591	174	340	220	1,040
Administrative fees	151	58	88	50	234
12b-1 fees	193	73	111	65	299
Legal fees	2	1	2	1	3
Trustee fees	6	3	3	3	10
Dividends or interest on securities sold short	—	—	—	—	—
Short holdings borrowing fees	—	—	—	—	—
Chief compliance officer fees	—	—	—	—	—
Other expenses	5	1	—	2	(2)
Total expenses	948	310	544	341	1,584
Expense waived by Adviser	(76)	—	(33)	—	(16)
Net expenses	872	310	511	341	1,568
Net investment income (loss)	691	396	385	(115)	1,326
Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	3,409	3,021	172	(8,921)	1,595
Affiliated investments	—	—	—	—	—
Swap agreements	—	—	—	—	—
Foreign currency related items	7	—	—	(7)	(23)
Futures contracts	406	—	—	—	—
Written option contracts	90	—	—	—	—
Investment securities sold short	—	—	—	—	—
Brokerage commissions recaptured	1	4	—	—	—
Net change in unrealized appreciation (depreciation) on:
Investments	(48)	(2,578)	1,521	10,177	10,337
OTC swap agreements	—	—	—	—	—
Foreign currency related items	—	—	—	2	3
Futures contracts and centrally cleared swap agreements	(49)	—	—	—	—
Written option contracts	183	—	—	—	—
Investment securities sold short	—	—	—	—	—
Net realized and unrealized gain (loss)	3,999	447	1,693	1,251	11,912
Net increase (decrease) in net assets from operations	$4,690	$843	$2,078	$1,136	$13,238

(a) Income from affiliated investments	$29	$—	$—	$—	$—
(b) Consolidated Statement of Operations.

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Six Months Ended June 30, 2015

	JNL Tactical ETF Conservative Fund	JNL Tactical ETF Moderate Fund	JNL Tactical ETF Growth Fund	JNL/AQR Risk Parity Fund (a)	JNL/ BlackRock Global Long Short Credit Fund	JNL/DFA U.S. Micro Cap Fund
Operations
Net investment income (loss)	$400	$1,007	$849	$(1,285)	$4,095	$75
Net realized gain (loss)	2,957	10,405	10,816	7,691	12,146	5,904
Net change in unrealized appreciation (depreciation)	(2,443)	(8,575)	(8,195)	(3,178)	(13,987)	(3,424)
Net increase (decrease) in net assets from operations	914	2,837	3,470	3,228	2,254	2,555
Distributions to shareholders
Share transactions(1)
Proceeds from sale of shares	12,290	30,082	23,620	96,867	124,244	11,584
Proceeds in connection with acquisition	—	—	—	—	15,824	—
Cost of shares redeemed	(7,465)	(8,778)	(13,185)	(117,771)	(43,068)	(19,129)
Change in net assets from share transactions	4,825	21,304	10,435	(20,904)	97,000	(7,545)
Change in net assets	5,739	24,141	13,905	(17,676)	99,254	(4,990)
Net assets beginning of period	51,221	120,281	105,071	175,540	381,489	93,215
Net assets end of period	$56,960	$144,422	$118,976	$157,864	$480,743	$88,225
Undistributed (excess of distributions over) net investment income (loss)	$1,162	$2,676	$2,277	$13,237	$21,654	$38

(1) Share transactions
Shares sold	1,082	2,437	1,824	9,056		11,975		860
Shares issued in connection with acquisition	—	—	—	—		1,525		—
Shares redeemed	(657)	(715)	(1,023)	(10,818)		(4,101)		(1,448)
Change in shares	425	1,722	801	(1,762)		9,399		(588)
Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$79,204	$193,444	$161,240	$23,427	(b)	$497,049	(c)	$9,653
Proceeds from sales of securities	75,230	172,145	150,117	21,830	(b)	394,204	(c)	18,433
Securities sold short covers	—	—	—	—		94,612	(c)	—
Securities sold short proceeds	—	—	—	—		114,131	(c)	—

(a)	Consolidated Statement of Changes in Net Assets.
(b)	Amounts include $12,540 and $12,972 of purchases and sales, respectively, of U.S. Government Securities.
(c)	Amounts include U.S. Government Securities purchases of $207,486 sales of $219,060, covers of securities sold short of $51,477 and proceeds from securities sold short of $48,131.

See accompanying Notes to Financial Statements.

	JNL/ DoubleLine Total Return Fund	JNL/Eaton Vance Global Macro Absolute Return Advantage Fund	JNL/Epoch Global Shareholder Yield Fund	JNL/FAMCO Flex Core Covered Call Fund	JNL/Franklin Templeton Frontier Markets Fund	JNL/Franklin Templeton Natural Resources Fund
Operations
Net investment income (loss)	$21,837	$9,718	$1,766	$1,877	$459	$235
Net realized gain (loss)	(3,604)	10,187	1,405	12,434	(9,467)	(8,440)
Net change in unrealized appreciation (depreciation)	(10,638)	(6,957)	(7,669)	(14,644)	6,096	7,979
Net increase (decrease) in net assets from operations	7,595	12,948	(4,498)	(333)	(2,912)	(226)
Distributions to shareholders
Share transactions(1)
Proceeds from sale of shares	262,896	91,361	82,750	53,407	16,284	15,383
Cost of shares redeemed	(67,984)	(30,059)	(13,739)	(87,111)	(65,632)	(39,604)
Change in net assets from share transactions	194,912	61,302	69,011	(33,704)	(49,348)	(24,221)
Change in net assets	202,507	74,250	64,513	(34,037)	(52,260)	(24,447)
Net assets beginning of period	1,220,318	420,170	57,362	247,924	71,571	56,779
Net assets end of period	$1,422,825	$494,420	$121,875	$213,887	$19,311	$32,332
Undistributed (excess of distributions over) net investment income (loss)	$45,744	$29,388	$3,576	$4,789	$3,561	$1,227

(1) Share transactions
Shares sold	24,426		8,969		6,840	4,280	1,812	2,531
Shares redeemed	(6,329)		(2,932)		(1,145)	(6,988)	(7,268)	(6,587)
Change in shares	18,097		6,037		5,695	(2,708)	(5,456)	(4,056)
Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$319,001	(a)	$174,260		$83,069	$80,161	$2,915	$6,299
Proceeds from sales of securities	72,548	(a)	112,539	(b)	12,923	111,364	51,249	30,595

(a)	Amounts include $179,280 and $38,071 of purchases and sales, respectively, of U.S. Government Securities.
(b)	Amount includes $650 of sales of U.S. Government Securities.

See accompanying Notes to Financial Statements.

	JNL/Lazard International Strategic Equity Fund	JNL/ Neuberger Berman Currency Fund	JNL/ Neuberger Berman Risk Balanced Commodity Strategy Fund (a)	JNL/Nicholas Convertible Arbitrage Fund	JNL/PIMCO Credit Income Fund	JNL/PPM America Long Short Credit Fund
Operations
Net investment income (loss)	$1,159	$(1,028)	$(564)	$(6,874)	$1,573	$6,374
Net realized gain (loss)	4,291	(620)	(10,523)	14,121	1,135	(815)
Net change in unrealized appreciation (depreciation)	6,996	1,198	6,030	(77)	(2,840)	(1,618)
Net increase (decrease) in net assets from operations	12,446	(450)	(5,057)	7,170	(132)	3,941
Distributions to shareholders
Share transactions(1)
Proceeds from sale of shares	43,482	37,810	14,074	59,425	86,816	29,996
Proceeds in connection with acquisition	—	—	—	65,802	—	—
Cost of shares redeemed	(48,874)	(14,963)	(30,881)	(70,034)	(41,773)	(45,821)
Change in net assets from share transactions	(5,392)	22,847	(16,807)	55,193	45,043	(15,825)
Change in net assets	7,054	22,397	(21,864)	62,363	44,911	(11,884)
Net assets beginning of period	123,861	192,626	179,950	436,751	88,511	355,629
Net assets end of period	$130,915	$215,023	$158,086	$499,114	$133,422	$343,745
Undistributed (excess of distributions over) net investment income (loss)	$2,021	$2,983	$(695)	$(12,982)	$3,787	$17,844

(1) Share transactions
Shares sold	3,553	3,819		1,873		5,676	7,775		3,040
Shares issued in connection with acquisition	—	—		—		6,268	—		—
Shares redeemed	(3,928)	(1,515)		(4,099)		(6,801)	(3,716)		(4,718)
Change in shares	(375)	2,304		(2,226)		5,143	4,059		(1,678)
Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$37,673	$180,684	(b)	$30,948	(c)	$553,783	$81,988	(d)	$108,886
Proceeds from sales of securities	41,241	190,750	(b)	49,218	(c)	508,406	42,247	(d)	127,667
Securities sold short covers	—	—		—		216,933	—		—
Securities sold short proceeds	—	—		—		187,525	—		—

(a)	Consolidated Statement of Changes in Net Assets.
(b)	Amounts include $180,684 and $190,750 of purchases and sales, respectively, of U.S. Government Securities.
(c)	Amounts include $14,012 and $19,769 of purchases and sales, respectively, of U.S. Government Securities.
(d)	Amounts include $14,938 and $13,262 of purchases and sales, respectively, of U.S. Government Securities.

See accompanying Notes to Financial Statements.

	JNL/T. Rowe Price Capital Appreciation Fund	JNL/The Boston Company Equity Income Fund	JNL/The London Company Focused U.S. Equity Fund	JNL/Van Eck International Gold Fund (a)	JNL/WCM Focused International Equity Fund
Operations
Net investment income (loss)	$691	$396	$385	$(115)	$1,326
Net realized gain (loss)	3,913	3,025	172	(8,928)	1,572
Net change in unrealized appreciation (depreciation)	86	(2,578)	1,521	10,179	10,340
Net increase (decrease) in net assets from operations	4,690	843	2,078	1,136	13,238
Distributions to shareholders
Share transactions(1)
Proceeds from sale of shares	155,789	12,674	37,477	17,432	57,245
Cost of shares redeemed	(53,965)	(9,768)	(8,405)	(60,219)	(20,289)
Change in net assets from share transactions	101,824	2,906	29,072	(42,787)	36,956
Change in net assets	106,514	3,749	31,150	(41,651)	50,194
Net assets beginning of period	112,930	61,463	82,804	81,447	233,928
Net assets end of period	$219,444	$65,212	$113,954	$39,796	$284,122
Undistributed (excess of distributions over) net investment income (loss)	$611	$982	$664	$346	$1,514

(1) Share transactions
Shares sold	13,304		869	3,177	3,813	5,004
Shares redeemed	(4,574)		(670)	(711)	(12,725)	(1,777)
Change in shares	8,730		199	2,466	(8,912)	3,227
Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$145,980	(b)	$25,214	$42,169	$8,901	$75,260
Proceeds from sales of securities	52,561	(b)	22,371	13,867	49,958	37,534

(a)	Consolidated Statement of Changes in Net Assets.
(b)	Amounts include $380 and $372 of purchases and sales, respectively, of U.S. Government Securities.

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2014

	Curian Tactical Advantage 35 Fund	Curian Tactical Advantage 60 Fund	Curian Tactical Advantage 75 Fund	Curian/AQR Risk Parity Fund (a)	Curian/ BlackRock Global Long Short Credit Fund	Curian/DFA U.S. Micro Cap Fund
Operations
Net investment income (loss)	$743	$1,647	$1,430	$(1,278)	$7,268	$(87)
Net realized gain (loss)	570	2,477	2,553	24,727	12,070	30,365
Net change in unrealized appreciation (depreciation)	462	783	257	2,421	(15,238)	(31,302)
Net increase (decrease) in net assets from operations	1,775	4,907	4,240	25,870	4,100	(1,024)
Distributions to shareholders
From net investment income	(387)	(769)	(632)	—	—	—
From net realized gain	(1,231)	(3,780)	(3,984)	(6,293)	—	(7,673)
Total distributions to shareholders	(1,618)	(4,549)	(4,616)	(6,293)	—	(7,673)
Share transactions(1)
Proceeds from sale of shares	22,413	44,644	48,424	109,513	96,825	53,944
Proceeds in connection with acquisition	—	—	—	—	—	—
Reinvestment of distributions	1,618	4,549	4,616	6,293	—	7,673
Cost of shares redeemed	(10,476)	(17,362)	(22,590)	(271,559)	(132,637)	(138,035)
Change in net assets from share transactions	13,555	31,831	30,450	(155,753)	(35,812)	(76,418)
Change in net assets	13,712	32,189	30,074	(136,176)	(31,712)	(85,115)
Net assets beginning of year	37,509	88,092	74,997	311,716	413,201	178,330
Net assets end of year	$51,221	$120,281	$105,071	$175,540	$381,489	$93,215
Undistributed (excess of distributions over) net investment income (loss)	$762	$1,669	$1,428	$14,522	$17,559	$(37)

(1) Share transactions
Shares sold	2,003	3,728	3,862	10,182		9,421		3,857
Shares issued in connection with acquisition	—	—	—	—		—		—
Reinvestment of distributions	145	379	368	592		—		583
Shares redeemed	(935)	(1,445)	(1,806)	(25,008)		(12,999)		(9,918)
Change in shares	1,213	2,662	2,424	(14,234)		(3,578)		(5,478)
Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$51,049	$122,649	$125,229	$20,918	(b)	$776,683	(c)	$25,881
Proceeds from sales of securities	38,256	93,490	97,907	113,266	(b)	735,339	(c)	110,119
Securities sold short covers	—	—	—	—		294,860	(c)	—
Securities sold short proceeds	—	—	—	—		269,496	(c)	—

(a)       Consolidated Statement of Changes in Net Assets.

(b)       Amounts include $18,610 and $73,743 of purchases and sales, respectively, of U.S. Government Securities.

(c)        Amounts include U.S. Government Securities purchases of $275,691, sales of $251,507, covers of securities sold short of $214,966 and proceeds from securities sold short of $180,837.

See accompanying Notes to Financial Statements.

	Curian/ DoubleLine Total Return Fund	Curian/Eaton Vance Global Macro Absolute Return Advantage Fund	Curian/Epoch Global Shareholder Yield Fund	Curian/ FAMCO Flex Core Covered Call Fund	Curian Focused International Equity Fund	Curian Focused U.S. Equity Fund
Operations
Net investment income (loss)	$28,058	$12,983	$1,771	$2,913	$215	$279
Net realized gain (loss)	(6,128)	7,922	748	(8,874)	(1,231)	522
Net change in unrealized appreciation (depreciation)	28,521	(1,667)	(263)	23,831	(3,006)	399
Net increase (decrease) in net assets from operations	50,451	19,238	2,256	17,870	(4,022)	1,200
Distributions to shareholders
From net investment income	(3,136)	—	—	(60)	—	(13)
From net realized gain	—	—	(1,026)	—	(35)	(25)
Total distributions to shareholders	(3,136)	—	(1,026)	(60)	(35)	(38)
Share transactions(1)
Proceeds from sale of shares	863,778	89,128	30,977	187,242	263,547	94,843
Proceeds in connection with acquisition	—	—	—	—	—	—
Reinvestment of distributions	3,136	—	1,026	60	35	38
Cost of shares redeemed	(243,232)	(87,727)	(9,787)	(34,851)	(34,108)	(20,478)
Change in net assets from share transactions	623,682	1,401	22,216	152,451	229,474	74,403
Change in net assets	670,997	20,639	23,446	170,261	225,417	75,565
Net assets beginning of year	549,321	399,531	33,916	77,663	8,511	7,239
Net assets end of year	$1,220,318	$420,170	$57,362	$247,924	$233,928	$82,804
Undistributed (excess of distributions over) net investment income (loss)	$23,907	$19,670	$1,810	$2,912	$188	$279

(1) Share transactions
Shares sold	83,215		9,304		2,602	16,179	24,818	8,452
Shares issued in connection with acquisition	—		—		—	—	—	—
Reinvestment of distributions	297		—		85	5	3	3
Shares redeemed	(23,502)		(9,124)		(826)	(2,959)	(3,191)	(1,821)
Change in shares	60,010		180		1,861	13,225	21,630	6,634
Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$702,909	(a)	$353,565		$27,328	$276,695	$240,676	$77,557
Proceeds from sales of securities	115,246	(a)	225,179	(b)	5,511	124,536	20,403	5,761

(a)       Amounts include $344,576 and $72,175 of purchases and sales, respectively, of U.S. Government Securities.

(b)       Amount includes $50,000 of sales of U.S. Government Securities.

See accompanying Notes to Financial Statements.

	Curian/ Franklin Templeton Frontier Markets Fund	Curian/ Franklin Templeton Natural Resources Fund	Curian/Lazard International Strategic Equity Fund	Curian Long Short Credit Fund	Curian/ Neuberger Berman Currency Fund	Curian/ Neuberger Berman Risk Balanced Commodity Strategy Fund (b) (c)
Operations
Net investment income (loss)	$3,292	$634	$874	$11,668	$(1,400)	$(985)
Net realized gain (loss)	11,382	13,293	(781)	(5,720)	4,975	(43,028)
Net change in unrealized appreciation (depreciation)	(28,557)	(26,947)	(2,002)	(10,726)	487	(3,446)
Net increase (decrease) in net assets from operations	(13,883)	(13,020)	(1,909)	(4,778)	4,062	(47,459)
Distributions to shareholders
From net investment income	(3,168)	—	—	(6,099)	—	—
From net realized gain	(5,895)	(14,115)	(53)	(5,403)	—	—
Total distributions to shareholders	(9,063)	(14,115)	(53)	(11,502)	—	—
Share transactions(1)
Proceeds from sale of shares	67,323	91,654	103,786	65,680	95,401	248,573
Proceeds in connection with acquisition	—	—	—	—	—	—
Reinvestment of distributions	9,063	14,115	53	11,502	—	—
Cost of shares redeemed	(148,457)	(160,676)	(17,071)	(99,625)	(71,728)	(21,164)
Change in net assets from share transactions	(72,071)	(54,907)	86,768	(22,443)	23,673	227,409
Change in net assets	(95,017)	(82,042)	84,806	(38,723)	27,735	179,950
Net assets beginning of year	166,588	138,821	39,055	394,352	164,891	—
Net assets end of year	$71,571	$56,779	$123,861	$355,629	$192,626	$179,950
Undistributed (excess of distributions over) net investment income (loss)	$3,102	$992	$862	$11,470	$4,011	$(131)

(1) Share transactions
Shares sold	5,511	9,847	8,933	6,393	9,456		25,492
Shares issued in connection with acquisition	—	—	—	—	—		—
Reinvestment of distributions	926	2,306	5	1,174	—		—
Shares redeemed	(12,301)	(17,230)	(1,471)	(9,688)	(7,269)		(2,250)
Change in shares	(5,864)	(5,077)	7,467	(2,121)	2,187		23,242
Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$25,670	$86,286	$116,210	$334,156	$262,668	(a)	$220,807	(d)
Proceeds from sales of securities	105,495	150,985	31,464	340,898	164,405	(a)	75,285	(d)

(a)       Amounts include $250,411 and $157,403 of purchases and sales, respectively, of U.S. Government Securities.

(b)       Period from April 28, 2014 (commencement of operations).

(c)        Consolidated Statement of Changes in Net Assets.

(d)       Amounts include $56,828 and $38,825 of purchases and sales, respectively, of U.S. Government Securities.

See accompanying Notes to Financial Statements.

	Curian/ Nicholas Convertible Arbitrage Fund	Curian/ PIMCO Credit Income Fund	Curian/ T. Rowe Price Capital Appreciation Fund	Curian/The Boston Company Equity Income Fund	Curian/ Van Eck International Gold Fund (c)
Operations
Net investment income (loss)	$(14,657)	$1,499	$533	$596	$(765)
Net realized gain (loss)	3,424	1,746	3,704	3,120	(33,927)
Net change in unrealized appreciation (depreciation)	2,667	1,339	3,613	1,662	37,918
Net increase (decrease) in net assets from operations	(8,566)	4,584	7,850	5,378	3,226
Distributions to shareholders
From net investment income	(3,519)	(34)	(620)	(41)	(230)
From net realized gain	(7,704)	—	(2,776)	(2,013)	—
From return of capital	—	—	—	—	—
Total distributions to shareholders	(11,223)	(34)	(3,396)	(2,054)	(230)
Share transactions(1)
Proceeds from sale of shares	143,767	63,547	89,098	29,217	122,300
Proceeds in connection with acquisition	115,414	—	—	—	—
Reinvestment of distributions	11,223	34	3,396	2,054	230
Cost of shares redeemed	(52,320)	(32,093)	(23,103)	(10,984)	(160,836)
Change in net assets from share transactions	218,084	31,488	69,391	20,287	(38,306)
Change in net assets	198,295	36,038	73,845	23,611	(35,310)
Net assets beginning of year	238,456	52,473	39,085	37,852	116,757
Net assets end of year	$436,751	$88,511	$112,930	$61,463	$81,447
Undistributed (excess of distributions over) net investment income (loss)	$(6,108)	$2,214	$(80)	$586	$461

(1) Share transactions
Shares sold	13,431	5,941		7,984		2,103	23,281
Shares issued in connection with acquisition	10,710	—		—		—	—
Reinvestment of distributions	1,098	3		296		142	52
Shares redeemed	(4,906)	(3,012)		(2,079)		(795)	(29,667)
Change in shares	20,333	2,932		6,201		1,450	(6,334)
Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$520,143	$107,155	(a)	$101,499	(b)	$41,463	$63,785
Proceeds from sales of securities	336,679	76,832	(a)	48,364	(b)	22,971	98,881
Securities sold short covers	223,850	—		—		—	—
Securities sold short proceeds	297,217	—		—		—	—

(a)       Amounts include $48,245 and $53,489 of purchases and sales, respectively, of U.S. Government Securities.

(b)       Amounts include $2,373 and $5,472 of purchases and sales, respectively, of U.S. Government Securities.

(c)        Consolidated Statement of Changes in Net Assets.

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Financial Highlights

For a Share Outstanding

		Increase (Decrease) from Investment Operations			Distributions from					Supplemental Data		Ratios(a)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(b)	Net Realized & Unrealized Gain (Loss)	Total from Investment Operations	Net Investment Income		Net Realized Gain on Investment Transactions	Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)	Net Expenses to Average Net Assets		Total Expenses to Average Net Assets		Net Investment Income (Loss) to Average Net Assets
JNL Tactical ETF Conservative Fund(e)

06/30/2015	$11.09	$0.09	$0.11	$0.20	$—		$—	$11.29	1.80%	$56,960	142%	0.82%		1.18%		1.52%
12/31/2014	11.01	0.18	0.27	0.45	(0.09)		(0.28)	11.09	4.03	51,221	85	0.92		1.22		1.65
12/31/2013	10.34	0.14	0.54	0.68	—		(0.01)	11.01	6.60	37,509	124	0.92		1.22		1.27
12/31/2012 *	10.00	0.17	0.27	0.44	(0.08)		(0.02)	10.34	4.40	17,867	59	0.96		1.26		1.87

JNL Tactical ETF Moderate Fund(e)

06/30/2015	11.91	0.10	0.21	0.31	—		—	12.22	2.60	144,422	134	0.82		1.18		1.58
12/31/2014	11.84	0.19	0.35	0.54	(0.08)		(0.39)	11.91	4.53	120,281	88	0.92		1.22		1.55
12/31/2013	10.42	0.15	1.28	1.43	—		(0.01)	11.84	13.71	88,092	149	0.92		1.22		1.36
12/31/2012 *	10.00	0.20	0.33	0.53	(0.09)		(0.02)	10.42	5.32	24,683	54	0.96		1.26		2.22

JNL Tactical ETF Growth Fund(e)

06/30/2015	12.41	0.10	0.33	0.43	—		—	12.84	3.46	118,976	137	0.82		1.18		1.56
12/31/2014	12.41	0.19	0.38	0.57	(0.08)		(0.49)	12.41	4.56	105,071	105	0.92		1.22		1.54
12/31/2013	10.49	0.16	1.78	1.94	—		(0.02)	12.41	18.48	74,997	172	0.92		1.22		1.35
12/31/2012 *	10.00	0.22	0.41	0.63	(0.10)		(0.04)	10.49	6.28	22,321	99	0.96		1.26		2.39

JNL/AQR Risk Parity Fund(j)

06/30/2015	10.48	(0.07)	0.13	0.06	—		—	10.54	0.57	157,864	30	1.12		1.29		(1.35)
12/31/2014	10.06	(0.05)	0.86	0.81	—		(0.39)	10.48	7.95	175,540	17	1.13		1.33		(0.47)
12/31/2013 ^	10.00	(0.03)	0.09	0.06	—		—	10.06	0.60	311,716	69	1.14		1.34		(1.00)

JNL/BlackRock Global Long Short Credit Fund

06/30/2015	10.22	0.10	(0.03)	0.07	—		—	10.29	0.68	480,743	109	1.92	(f)	1.92	(f)	1.99
12/31/2014	10.10	0.20	(0.08)	0.12	—		—	10.22	1.19	381,489	223	2.19	(f)	2.19	(f)	1.95
12/31/2013 ‡	10.00	0.05	0.05	0.10	—		—	10.10	1.00	413,201	164	1.84	(f)	1.84	(f)	0.78

JNL/DFA U.S. Micro Cap Fund

06/30/2015	13.48	0.01	0.45	0.46	—		—	13.94	3.41	88,225	11	1.24		1.24		0.17
12/31/2014	14.39	(0.01)	0.28	0.27	—		(1.18)	13.48	2.05	93,215	19	1.27		1.27		(0.06)
12/31/2013	10.11	(0.01)	4.42	4.41	(0.07)		(0.06)	14.39	43.64	178,330	15	1.27		1.27		(0.10)
12/31/2012 †	10.00	0.06	0.05	0.11	—		—	10.11	1.10	135,711	3	1.31		1.31		2.12

JNL/DoubleLine Total Return Fund

06/30/2015	10.62	0.17	(0.10)	0.07	—		—	10.69	0.66	1,422,825	6	0.83		0.91		3.27
12/31/2014	10.00	0.33	0.32	0.65	(0.03)		—	10.62	6.49	1,220,318	14	0.85		0.97		3.18
12/31/2013 ^	10.00	0.07	(0.07)	0.00	—		—	10.00	0.00	549,321	17	0.85		0.97		2.27

JNL/Eaton Vance Global Macro Absolute Return Advantage Fund

06/30/2015	9.97	0.21	0.08	0.29	—		—	10.26	2.91	494,420	31	1.45	(f)	1.45	(f)	4.17
12/31/2014	9.52	0.32	0.13	0.45	—		—	9.97	4.73	420,170	91	1.59	(f)	1.59	(f)	3.26
12/31/2013 ‡	10.00	0.06	(0.54)	(0.48)	—		—	9.52	(4.80)	399,531	106	1.62	(f)	1.62	(f)	0.96

JNL/Epoch Global Shareholder Yield Fund

06/30/2015	11.83	0.25	(0.52)	(0.27)	—		—	11.56	(2.28)	121,875	15	1.11		1.11		4.17
12/31/2014	11.36	0.46	0.23	0.69	(0.00	)(g)	(0.22)	11.83	6.05	57,362	12	1.17		1.17		3.83
12/31/2013	10.58	0.39	2.06	2.45	(0.37)		(1.30)	11.36	23.33	33,916	110	1.17		1.17		3.26
12/31/2012 *	10.00	0.27	0.45	0.72	(0.14)		—	10.58	7.15	25,991	15	1.21		1.21		2.90

See accompanying Notes to Financial Statements.

		Increase (Decrease) from Investment Operations			Distributions from						Supplemental Data		Ratios(a)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(b)	Net Realized & Unrealized Gain (Loss)	Total from Investment Operations	Net Investment Income		Net Realized Gain on Investment Transactions		Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)	Net Expenses to Average Net Assets		Total Expenses to Average Net Assets		Net Investment Income (Loss) to Average Net Assets
JNL/FAMCO Flex Core Covered Call Fund

06/30/2015	$12.35	$0.10	$(0.13)	$(0.03)	$—		$—		$12.32	(0.24)%	$213,887	30%	1.03%		1.03%		1.62%
12/31/2014	11.35	0.18	0.82	1.00	(0.00	)(g)	—		12.35	8.84	247,924	53	1.07		1.07		1.52
12/31/2013	10.20	0.20	1.10	1.30	(0.14)		(0.01)		11.35	12.71	77,663	106	1.07		1.07		1.83
12/31/2012 *	10.00	0.20	0.08	0.28	(0.08)		—		10.20	2.84	28,691	162	1.11		1.11		2.13

JNL/Franklin Templeton Frontier Markets Fund

06/30/2015	9.40	0.11	(0.55)	(0.44)	—		—		8.96	(4.68)	19,311	9	1.89		1.89		2.49
12/31/2014	12.36	0.30	(2.11)	(1.81)	(0.40)		(0.75)		9.40	(14.98)	71,571	20	1.87		1.87		2.47
12/31/2013	10.44	0.24	1.68	1.92	—		—		12.36	18.39 (h)	166,588	15	1.87		1.87		2.15
12/31/2012 †	10.00	(0.02)	0.46	0.44	—		—		10.44	4.40	130,243	0	1.91		1.91		(0.57)

JNL/Franklin Templeton Natural Resources Fund

06/30/2015	5.99	0.03	(0.07)	(0.04)	—		—		5.95	(0.67)	32,332	16	1.24		1.24		1.14
12/31/2014	9.53	0.04	(1.97)	(1.93)	—		(1.61)		5.99	(20.60)	56,779	66	1.26		1.26		0.44
12/31/2013	8.80	0.02	0.74	0.76	—		(0.03)		9.53	8.65	138,821	46	1.27		1.27		0.26
12/31/2012 *	10.00	0.00	(1.14)	(1.14)	(0.04)		(0.02)		8.80	(11.41)	166,367	52	1.31		1.31		0.00

JNL/Lazard International Strategic Equity Fund

06/30/2015	11.43	0.11	0.98	1.09	—		—		12.52	9.54	130,915	30	1.23		1.23		1.76
12/31/2014	11.60	0.12	(0.28)	(0.16)	—		(0.01)		11.43	(1.42)	123,861	40	1.27		1.27		1.02
12/31/2013 ‡	10.00	0.00	1.60	1.60	—		—		11.60	16.00	39,055	39	1.27		1.27		0.02

JNL/Neuberger Berman Currency Fund

06/30/2015	10.13	(0.05)	0.01	(0.04)	—		—		10.09	(0.39)	215,023	0	1.12		1.12		(1.01)
12/31/2014	9.80	(0.11)	0.44	0.33	—		—		10.13	3.37	192,626	0	1.17		1.17		(1.09)
12/31/2013	10.10	(0.11)	(0.08)	(0.19)	(0.11)		(0.00	)(g)	9.80	(1.91)	164,891	69	1.17		1.17		(1.07)
12/31/2012 †	10.00	(0.03)	0.13	0.10	—		—		10.10	1.00	225,986	25	1.21		1.21		(1.09)

JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund(j)

06/30/2015	7.74	(0.03)	(0.19)	(0.22)	—		—		7.52	(2.84)	158,086	6	1.03		1.03		(0.68)
12/31/2014 ¥	10.00	(0.05)	(2.21)	(2.26)	—		—		7.74	(22.60)	179,950	49	1.07		1.07		(0.80)

JNL/Nicholas Convertible Arbitrage Fund

06/30/2015	10.17	(0.16)	0.37	0.21	—		—		10.38	2.06	499,114	81	1.69	(f)	1.69	(f)	(3.11)
12/31/2014	10.55	(0.42)	0.30	(0.12)	(0.08)		(0.18)		10.17	(1.07)	436,751	116	1.84	(f)	1.84	(f)	(3.98)
12/31/2013	10.26	(0.25)	0.59	0.34	(0.00	)(g)	(0.05)		10.55	3.35	238,456	150	1.88	(f)	1.88	(f)	(2.39)
12/31/2012 *	10.00	(0.36)	0.62	0.26	—		—		10.26	2.60	204,528	139	2.50		2.50		(3.99)

JNL/PIMCO Credit Income Fund

06/30/2015	10.94	0.13	(0.09)	0.04	—		—		10.98	0.37	133,422	28	0.83		0.83		2.36
12/31/2014	10.17	0.23	0.54	0.77	(0.00	)(g)	—		10.94	7.61	88,511	100	0.87		0.87		2.16
12/31/2013	10.54	0.17	(0.35)	(0.18)	(0.19)		(0.00	)(g)	10.17	(1.70)	52,473	103	0.97		0.97		1.67
12/31/2012 *	10.00	0.16	0.51	0.67	(0.11)		(0.02)		10.54	6.68	33,519	79	1.01		1.01		1.71

JNL/PPM America Long Short Credit Fund

06/30/2015	9.70	0.18	(0.05)	0.13	—		—		9.83	1.34	343,745	34	1.13		1.38		3.78
12/31/2014	10.17	0.32	(0.47)	(0.15)	(0.17)		(0.15)		9.70	(1.43)	355,629	94	1.42		1.42		3.10
12/31/2013 ‡	10.00	0.19	(0.02)	0.17	—		—		10.17	1.70	394,352	92	1.42		1.42		2.83

See accompanying Notes to Financial Statements.

		Increase (Decrease) from Investment Operations			Distributions from						Supplemental Data		Ratios(a)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(b)	Net Realized & Unrealized Gain (Loss)	Total from Investment Operations	Net Investment Income		Net Realized Gain on Investment Transactions		Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)	Net Expenses to Average Net Assets		Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/T. Rowe Price Capital Appreciation Fund

06/30/2015	$11.38	$0.05	$0.34	$0.39	$—		$—		$11.77	3.43%	$219,444	36%	1.03	%(k)	1.12%	0.82%
12/31/2014	10.51	0.09	1.13	1.22	(0.06)		(0.29)		11.38	11.63	112,930	82	1.03	(k)	1.17	0.79
12/31/2013 ^	10.00	0.02	0.52	0.54	(0.03)		(0.00	)(g)	10.51	5.45	39,085	11	1.03		1.16	0.79

JNL/The Boston Company Equity Income Fund

06/30/2015	14.36	0.09	0.11	0.20	—		—		14.56	1.39	65,212	36	0.98		0.98	1.25
12/31/2014	13.38	0.17	1.32	1.49	(0.01)		(0.50)		14.36	11.07	61,463	47	1.02		1.02	1.21
12/31/2013	10.70	0.18	3.76	3.94	(0.14)		(1.12)		13.38	36.82	37,852	102	1.02		1.02	1.43
12/31/2012 *	10.00	0.21	0.64	0.85	(0.12)		(0.03)		10.70	8.49	16,670	45	1.06		1.06	2.28

JNL/The London Company Focused U.S. Equity Fund

06/30/2015	11.35	0.05	0.28	0.33	—		—		11.68	2.91	113,954	15	1.05		1.12	0.79
12/31/2014	10.97	0.07	0.31	0.38	(0.00	)(g)	(0.00	)(g)	11.35	3.52	82,804	14	1.06		1.17	0.66
12/31/2013 ^	10.00	0.02	0.95	0.97	—		—		10.97	9.70	7,239	3	1.06		1.17	0.52

JNL/Van Eck International Gold Fund(i)

06/30/2015	4.39	(0.01)	(0.26)	(0.27)	—		—		4.12	(6.15)	39,796	16	1.24		1.24	(0.42)
12/31/2014	4.69	(0.03)	(0.26)	(0.29)	(0.01)		—		4.39	(6.13)	81,447	55	1.27		1.27	(0.62)
12/31/2013	9.02	(0.02)	(4.30)	(4.32)	(0.01)		—		4.69	(47.90)	116,757	33	1.29		1.29	(0.31)
12/31/2012 †	10.00	(0.02)	(0.96)	(0.98)	—		—		9.02	(9.80)	98,607	1	1.31		1.31	(0.72)

JNL/WCM Focused International Equity Fund

06/30/2015	10.42	0.06	0.59	0.65	—		—		11.07	6.24	284,122	15	1.21		1.22	1.02
12/31/2014	10.52	0.02	(0.12)	(0.10)	—		(0.00	)(g)	10.42	(0.94)	233,928	18	1.25		1.27	0.19
12/31/2013 ^	10.00	(0.01)	0.53	0.52	—		—		10.52	5.20	8,511	10	1.25		1.27	(0.49)

*  Commenced operations on February 6, 2012.

†  Commenced operations on September 10, 2012.

‡  Commenced operations on April 29, 2013.

^  Commenced operations on September 16, 2013.

¥  Commenced operations on April 28, 2014.

(a)         Annualized for periods less than one year.

(b)         Per share data calculated using average shares method.

(c)          Total return assumes reinvestment of all distributions for the period. Total return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(d)         Portfolio turnover is not annualized for periods of less than one year.  Fixed Income securities with maturities greater than one year that are purchased for short term investment are excluded from the portfolio turnover calculation.

(e)          Ratios of net investment income and expenses to average net assets do not include the impact of the underlying funds’ expenses.

(f)            The ratio of net expenses and total expenses to average net assets without dividend on securities sold short, short holdings borrowing fees and interest expense was as follows for the period indicated:

	June 30, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/BlackRock Global Long Short Credit Fund	1.38%	1.43%	1.42%	N/A
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund	1.38	1.43	1.43	N/A
JNL/Nicholas Convertible Arbitrage Fund	1.28	1.31	1.32	1.36%

(g)         Amount represents less than $0.005.

(h)         Total return for the JNL/Franklin Templeton Frontier Markets Fund includes a reimbursement from the sub-adviser due to certain investment losses.  The return without the reimbursement was 18.30%.

(i)            Consolidated Financial Statements starting year ended December 31, 2013.

(j)            Consolidated Financial Statements since commencement of operations.

(k)          The ratio of net expenses to average net assets for JNL/T. Rowe Price Capital Appreciation Fund includes a reimbursement of 0.01% for advisory fees waived by the sub-adviser related to advisory fees earned on an affiliated investment held by the Fund.

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2015

NOTE 1.  ORGANIZATION

The Jackson Variable Series Trust (“Trust”) is an open-end management investment company organized under the laws of the Commonwealth of Massachusetts, by a Declaration of Trust, dated September 7, 2011.  Prior to April 27, 2015, the Trust’s name was Curian Variable Series Trust.  The Trust is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended, (“1940 Act”), and its shares are registered under the Securities Act of 1933, as amended, (“1933 Act”).  The Trust operates as a series company, and at June 30, 2015 consisted of thirty-six (36) separate funds.  Information in these financial statements pertains to twenty-three (23) Funds (each a “Fund”, and collectively, “Funds”) offered by the Trust listed in the table below.  Each Fund represents shares of beneficial interest in a separate portfolio of securities and other assets, each with its own investment objective.

Effective April 27, 2015, Jackson National Asset Management, LLC (“JNAM”, the “Adviser” or “Administrator”), a wholly-owned subsidiary of Jackson National Life Insurance Company® (“Jackson”), serves as investment adviser and administrator to each of the Funds.  Prior to April 27, 2015, Curian Capital, LLC (“Curian”), a wholly-owned subsidiary of Jackson, served as investment adviser and administrator to the Funds.  Jackson is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom.  Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is the United States of America.  The Funds offer only one class of shares.  Shares of each Fund are sold to life insurance company separate accounts and other affiliated registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies.  Shares may also be sold directly to qualified and non-qualified retirement plans and to other affiliated funds.  The Funds and each Fund’s Sub-Advisers are:

Fund:	Sub-Adviser(s):
JNL Tactical ETF Conservative Fund, JNL Tactical ETF Moderate Fund, JNL Tactical ETF Growth Fund. The funds are collectively known as “JNL Tactical ETF Funds”.	Mellon Capital Management Corporation
JNL/AQR Risk Parity Fund	AQR Capital Management, LLC
JNL/BlackRock Global Long Short Credit Fund	BlackRock Financial Management, Inc. BlackRock International Limited
JNL/DFA U.S. Micro Cap Fund	Dimensional Fund Advisors LP
JNL/DoubleLine Total Return Fund	DoubleLine Capital LP
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund	Eaton Vance Management
JNL/Epoch Global Shareholder Yield Fund	Epoch Investment Partners, Inc.
JNL/FAMCO Flex Core Covered Call Fund	Fiduciary Asset Management LLC
JNL/Franklin Templeton Frontier Markets Fund	Templeton Asset Management Ltd.
JNL/Franklin Templeton Natural Resources Fund	Franklin Advisers, Inc.
JNL/Lazard International Strategic Equity Fund	Lazard Asset Management LLC
JNL/Neuberger Berman Currency Fund and JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund	Neuberger Berman Fixed Income LLC
JNL/Nicholas Convertible Arbitrage Fund	Nicholas Investment Partners, L.P.
JNL/PIMCO Credit Income Fund	Pacific Investment Management Company LLC
JNL/PPM America Long Short Credit Fund	PPM America, Inc.*
JNL/T. Rowe Price Capital Appreciation Fund	T. Rowe Price Associates, Inc.
JNL/The Boston Company Equity Income Fund	The Boston Company Asset Management LLC
JNL/The London Company Focused U.S. Equity Fund	The London Company of Virginia, LLC
JNL/Van Eck International Gold Fund	Van Eck Associates Corporation
JNL/WCM Focused International Equity Fund	WCM Investment Management

* PPM America, Inc. is an affiliate of JNAM.

The Funds are diversified Funds for purposes of the 1940 Act, with the exception of the following non-diversified Funds:  JNL Tactical ETF Funds, JNL/AQR Risk Parity Fund, JNL/Eaton Vance Global Macro Absolute Return Advantage Fund, JNL/Franklin Templeton Frontier Markets Fund, JNL/Neuberger Berman Currency Fund, JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund, JNL/The London Company Focused U.S. Equity Fund, JNL/Van Eck International Gold Fund and JNL/WCM Focused International Equity Fund.

Effective April 27, 2015, each Fund’s name was changed as follows:

Prior to April 27, 2015 Fund Name:	Effective April 27, 2015 Fund Name:
Curian Tactical Advantage 35 Fund	JNL Tactical ETF Conservative Fund
Curian Tactical Advantage 60 Fund	JNL Tactical ETF Moderate Fund
Curian Tactical Advantage 75 Fund	JNL Tactical ETF Growth Fund
Curian/AQR Risk Parity Fund	JNL/AQR Risk Parity Fund
Curian/BlackRock Global Long Short Credit Fund	JNL/BlackRock Global Long Short Credit Fund
Curian/DFA U.S. Micro Cap Fund	JNL/DFA U.S. Micro Cap Fund
Curian/DoubleLine Total Return Fund	JNL/DoubleLine Total Return Fund
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund	JNL/Eaton Vance Global Macro Absolute Return Advantage Fund

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2015

Prior to April 27, 2015 Fund Name:	Effective April 27, 2015 Fund Name:
Curain/Epoch Global Shareholder Yield Fund	JNL/Epoch Global Shareholder Yield Fund
Curian/FAMCO Flex Core Covered Call Fund	JNL/FAMCO Flex Core Covered Call Fund
Curian/Franklin Templeton Frontier Markets Fund	JNL/Franklin Templeton Frontier Markets Fund
Curian/Franklin Templeton Natural Resources Fund	JNL/Franklin Templeton Natural Resources Fund
Curian/Lazard International Strategic Equity Fund	JNL/Lazard International Strategic Equity Fund
Curian/Neuberger Berman Currency Fund	JNL/Neuberger Berman Currency Fund
Curian/Neuberger Berman Risked Balanced Commodity Strategy Fund	JNL/Neuberger Berman Risked Balanced Commodity Strategy Fund
Curian/Nicholas Convertible Arbitrage Fund	JNL/Nicholas Convertible Arbitrage Fund
Curian/PIMCO Credit Income Fund	JNL/PIMCO Credit Income Fund
Curian Long Short Credit Income Fund	JNL/PPM America Long Short Credit Fund
Curian/T. Rowe Price Capital Appreciation Fund	JNL/T. Rowe Price Capital Appreciation Fund
Curian/The Boston Company Equity Income Fund	JNL/The Boston Company Equity Income Fund
Curian Focused U.S. Equity Fund	JNL/The London Company Focused U.S. Equity Fund
Curian/Van Eck International Gold Fund	JNL/Van Eck International Gold Fund
Curian Focused International Equity Fund	JNL/WCM Focused International Equity Fund

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”.  The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”).

Security Valuation - Under the Trust’s valuation policy and procedures, the Trust’s Board of Trustees (“Board” or “Trustees”) has delegated the daily operational oversight of the securities valuation function to the JNAM Pricing Committee (“Pricing Committee”), which consists of certain officers of the Trust and JNAM management.  The Pricing Committee is responsible for determining fair valuations for any security for which market quotations are not readily available.  For those securities fair valued under procedures adopted by the Board, the Pricing Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available.  The Pricing Committee’s fair valuation determinations are subject to review by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.  For fair valuation determinations that are deemed significant, the Board is promptly notified, in detail, of the fair valuation.

The net asset value (“NAV”) of each Fund shall be determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.  Stocks traded on an exchange are generally valued at the official closing price of the exchange where the security is principally traded.  If there is no official closing price for the security, the security may be valued at the last quoted sale price on the exchange where the security is principally traded or final bid price in the absence of a sale.  Stocks not listed on a national or foreign stock exchange may be valued at the closing bid price on the over the counter (“OTC”) market.  The Adviser has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities traded in foreign markets in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which the NAVs are determined.  Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date.  Short-term securities maturing within sixty (60) days are valued at amortized cost, unless it is determined that such practice does not approximate market value.  Debt securities are generally valued by independent pricing services approved by the Board.  If pricing services are unable to provide valuations, debt securities are valued at the most recent bid quotation for a long position and ask quotation for a short position or an evaluated price, as applicable, obtained from each Fund’s Sub-Adviser, a broker/dealer or a widely used quotation system.  Futures contracts traded on an exchange are generally valued at the exchange’s settlement price.  If the settlement price is not available, exchange traded futures are valued at the last sales price as of the close of business on the local exchange.  Options traded on an exchange are generally valued at the last traded price as of the close of business on the local exchange. If the last trade is determined to not be representative of fair value, exchange traded options are valued at the last bid.  Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE.  Centrally cleared swap agreements, listed on a multilateral or trade facility platform, such as a registered exchange, are valued by the respective exchange.  The exchange determines a daily settlement price via pricing models which use, as appropriate, its members’ actionable levels across complete term structures along with information obtained from external third party price providers.  OTC derivatives, including options and swap agreements, are generally valued by approved pricing services.  If the pricing services are unable to provide valuations, OTC derivatives are valued at the most recent bid quotation or evaluated price, as applicable, obtained from a broker/dealer or by pricing models using observable inputs.  Pricing services utilized to value debt and derivative instruments may use various pricing techniques which take into account appropriate factors such as: yield; credit quality; coupon rate; maturity; type of issue; trading characteristics; call features; credit ratings; broker quotes; and other relevant data.

Market quotations may not be readily available for certain investments or it may be determined that a quotation of an investment does not represent market value.  In such instances, the investment is valued as determined in good faith using procedures approved by the Board.  Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale.  In addition, investments may be fair valued based on the occurrence of a significant event.  Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults.  Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in the value of U.S. securities markets.  Securities are fair valued based on observable and unobservable inputs, including the Advisers’ Pricing Committee’s own assumptions in determining the fair value of an investment.  Under the procedures approved by the Board, the Pricing Committee may utilize pricing services or other sources, including the Funds’ Adviser and Sub-Advisers, to assist in determining the fair value of an investment.  Factors

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2015

considered to determine fair value may include the correlation with price movement of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading or other market data.

If an investment is valued at a fair value for purposes of calculating a Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value.  Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

Distributions to Shareholders - The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.  Dividends from net investment income are generally declared and paid annually, but may be paid more frequently to avoid excise tax.  Distributions of net realized capital gains, if any, will be distributed at least annually, to the extent they exceed available capital loss carry forwards.

Security Transactions and Investment Income - Security transactions are recorded on the trade date for financial reporting purposes.  Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date.  Corporate actions involving foreign securities, including dividends, are recorded when the information becomes available.  Income received in lieu of dividends for securities loaned is included in dividends in the Statements of Operations.  Interest income, including level-yield amortization of discounts and premiums on debt securities and convertible bonds, is accrued daily.  A Fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful.  A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.  Realized gains and losses are determined on the specific identification basis.

Expenses - Expenses are recorded on an accrual basis.  Expenses of the Trust that are directly attributable to a specific Fund are charged to that Fund.  Other Trust level expenses are allocated to the Funds based on the average daily net assets of each Fund.

Foreign Taxes - The Funds may be subject to foreign taxes on income, gains on investments or foreign currency purchases and repatriation, a portion of which may be recoverable.  The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretations of tax rules and regulations that exist in the markets in which the Funds invest.  When a capital gains tax is determined to apply, a Fund will record an estimated deferred tax liability in an amount that may be payable if the securities were disposed of on the valuation date.

Foreign Currency Translations - The accounting records of each Fund are maintained in U.S. dollars.  Each business day, the market values of foreign securities, currency holdings and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars based on current exchange rates.  Purchases and sales of investment securities, income receipts and expense payments are translated into U.S. dollars based on the respective exchange rates prevailing on the dates of such transactions.  The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of foreign securities.  Such fluctuations are included in net realized and unrealized gain or loss on investments.

Net realized gains and losses on foreign currency related items are considered ordinary income for tax purposes and arise from sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar amounts actually received or paid; and the realized gains or losses resulting from portfolio and transaction hedges.  Net unrealized gain or loss on foreign currency related items include gains and losses from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in currency exchange rates.

Guarantees and Indemnifications - In the normal course of business, the Trust may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds.  However, since their commencement of operations, the Funds have not had claims or losses pursuant to their contracts and expect the risk of loss to be remote.  The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.

Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2015

Basis of Consolidation - The accompanying financial statements and Schedules of Investments for the Funds in the summary below have each been consolidated to include the respective account of the respective Subsidiary indicated.  Each Subsidiary is a wholly owned Cayman Islands domiciled subsidiary of the respective Fund, which primarily invests in commodity-related instruments and collateral.  The Subsidiary allows each Fund to hold commodity-related instruments and meet regulated investment company (“RIC”) tax requirements in pursuit of its investment objectives as outlined in each Fund’s prospectus and statement of additional information.  Each Fund is the sole shareholder of the Subsidiary with the intent that it will retain all rights to the Subsidiary. Each Fund may invest up to 25% of its total assets in the Subsidiary, which may invest without limitation in commodity-related instruments and collateral. Intercompany accounts and transactions have been eliminated.  Each Subsidiary has the same Sub-Adviser as the Fund and is subject to the same investment policies and restrictions as the Fund.  The summary below provides additional information (in thousands, where applicable) for each Subsidiary.

		At June 30, 2015			For the period ended June 30, 2015
	Date Subsidiary Established	Subsidiary Net Assets	Subsidiary Percentage of Fund Net Assets	Subsidiary Net Unrealized Appreciation (Depreciation)	Subsidiary Net Investment Loss	Subsidiary Net Realized Gain	Subsidiary Net Change in Unrealized Appreciation (Depreciation)	Subsidiary Net Change in Net Assets From Operations
JNL/AQR Risk Parity Fund
JNL/AQR Risk Parity Fund Ltd.	04/23/13	$24,468	15.50%	$431	$(121)	$(3,828)	$3,354	$(595)
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund Ltd.	03/07/14	23,361	16.68	2,665	(106)	(10,525)	5,963	(4,668)
JNL/Van Eck International Gold Fund
JNL/Van Eck International Gold Fund Ltd.	04/23/13	1,527	3.84	(106)	(6)	(28)	(106)	(140)

Recent Accounting Pronouncements - In June 2014, FASB released Accounting Standards Update (“ASU”) 2014-11 “Repurchase-to-Maturity Transactions, Repurchase Financings and Disclosures”.  The amendments in this ASU change the accounting for repurchase-to-maturity transactions and linked repurchase financings to secured borrowing accounting, which is consistent with the accounting for other repurchase agreements.  The amendments also require two new disclosures.  The first disclosure requires an entity to disclose information on transfers accounted for as sales in transactions that are economically similar to repurchase agreements.  The second disclosure provides increased transparency about the types of collateral pledged in repurchase agreements and similar transactions accounted for as secured borrowings.  ASU 2014-11 is effective for the first interim and annual period beginning on or after December 15, 2014.  No new disclosures were required at June 30, 2015, and management is currently evaluating disclosures required by the ASU for the annual period ending December 31, 2015.

NOTE 3.  FASB ASC TOPIC 820, “FAIR VALUE MEASUREMENT”

This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.  Various inputs are used in determining the value of a Fund’s investments under FASB ASC Topic 820 guidance.  The inputs are summarized into three broad categories.

Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds, which are valued at their daily reported NAV.

Level 2 includes valuations determined from significant direct or indirect observable inputs.  Direct observable inputs include broker quotes, third party prices, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values.  Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings.  Level 2 includes valuations for fixed income securities, including certain term loans, OTC derivatives, centrally cleared swap agreements, broker quotes in active markets, securities subject to corporate actions, securities valued at amortized cost, international equity securities priced by an independent statistical fair value pricing service, swap agreements valued by pricing services, or ADRs and GDRs for which quoted prices in active markets are not available.

Level 3 includes valuations determined from significant unobservable inputs, including management’s own assumptions in determining the fair value of the investment.  Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics, call features, maturity or anticipated cash flows; or industry specific inputs such as:  trading activity of similar markets or securities, changes in the security’s underlying index or changes in comparable securities’ models.  Level 3 valuations include securities that are priced based on single source broker quotes, term loans that do not meet certain liquidity thresholds, where prices may be unavailable due to halted trading, restricted to resale due to market events, newly issued or investments for which reliable quotes are otherwise not available.

To assess the continuing appropriateness of security valuation, the Adviser regularly compares prior day prices with current day prices, transaction prices and alternative vendor prices.  When the comparison results exceed pre-defined thresholds, the Adviser challenges the prices exceeding tolerance levels with the pricing service or broker.  To verify Level 3 unobservable inputs, the Adviser uses a variety of techniques as appropriate to substantiate these valuation approaches, including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2015

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes each Fund’s investments in securities and other financial instruments (in thousands) as of June 30, 2015 by valuation level.  For Funds with significant Level 1 and Level 2 investments in common stock, additional detail regarding the sector or country, as applicable, is disclosed.

	Assets - Securities
	Level 1	Level 2	Level 3	Total
JNL Tactical ETF Conservative Fund
Investment Companies	$55,725	$—	$—	$55,725
Short Term Investments	4,447	85	—	4,532
Fund Total	$60,172	$85	$—	$60,257
JNL Tactical ETF Moderate Fund
Investment Companies	$143,418	$—	$—	$143,418
Short Term Investments	13,173	22,305	—	35,478
Fund Total	$156,591	$22,305	$—	$178,896
JNL Tactical ETF Growth Fund
Investment Companies	$118,871	$—	$—	$118,871
Short Term Investments	832	16,878	—	17,710
Fund Total	$119,703	$16,878	$—	$136,581
JNL/AQR Risk Parity Fund
Government and Agency Obligations	$—	$65,024	$—	$65,024
Short Term Investments	54,722	35,068	—	89,790
Fund Total	$54,722	$100,092	$—	$154,814
JNL/BlackRock Global Long Short Credit Fund
Common Stocks	$4,919	$2,474	$—	$7,393
Non-U.S. Government Agency ABS	2,182	54,004	3,430	59,616
Corporate Bonds and Notes	—	267,922	1,783	269,705
Government and Agency Obligations	—	39,035	—	39,035
Investment Companies	386	—	—	386
Trust Preferreds	2,364	—	—	2,364
Preferred Stocks	3,627	1,111	—	4,738
Purchased Options	403	794	—	1,197
Variable Rate Senior Loan Interests(1)	—	50,789	—	50,789
Short Term Investments	40,500	84,868	—	125,368
Fund Total	$54,381	$500,997	$5,213	$560,591
JNL/DFA U.S. Micro Cap Fund
Common Stocks	$87,378	$—	$1	$87,379
Rights	—	—	—	—
Warrants	—	—	—	—
Short Term Investments	2,635	—	—	2,635
Fund Total	$90,013	$—	$1	$90,014
JNL/DoubleLine Total Return Fund
Non-U.S. Government Agency ABS	$—	$546,886	$—	$546,886
Government and Agency Obligations	—	833,485	—	833,485
Short Term Investments	65,205	—	—	65,205
Fund Total	$65,205	$1,380,371	$—	$1,445,576
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund
Common Stocks	$356	$3,082	$—	$3,438
Corporate Bonds and Notes	—	8,093	—	8,093
Government and Agency Obligations	—	311,594	—	311,594
Investment Companies	1,983	—	—	1,983
Purchased Options	—	7,303	—	7,303
Variable Rate Senior Loan Interests(1)	—	—	2,302	2,302
Short Term Investments	88,184	49,587	—	137,771
Fund Total	$90,523	$379,659	$2,302	$472,484
JNL/Epoch Global Shareholder Yield Fund
Common Stocks
Consumer Discretionary	$3,036	$2,684	$—	$5,720
Consumer Staples	10,104	5,079	—	15,183
Energy	9,754	3,980	—	13,734
Financials	5,457	10,266	—	15,723
Health Care	3,624	3,402	—	7,026
Industrials	6,217	5,088	—	11,305
Information Technology	4,264	—	—	4,264
Materials	2,905	3,882	—	6,787
Telecommunication Services	10,430	8,849	—	19,279
Utilities	10,866	7,669	—	18,535
Rights	—	—	—	—
Short Term Investments	13,482	3,971	—	17,453
Fund Total	$80,139	$54,870	$—	$135,009

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2015

	Assets - Securities
	Level 1	Level 2	Level 3	Total
JNL/FAMCO Flex Core Covered Call Fund
Common Stocks	$201,508	$—	$—	$201,508
Investment Companies	11,373	—	—	11,373
Short Term Investments	4,549	—	—	4,549
Fund Total	$217,430	$—	$—	$217,430
JNL/Franklin Templeton Frontier Markets Fund
Common Stocks
Argentina	$198	$—	$—	$198
Botswana	—	530	—	530
Egypt	1,412	184	—	1,596
Georgia	302	—	—	302
Hong Kong	—	181	—	181
Kazakhstan	—	138	—	138
Kenya	743	—	—	743
Kuwait	140	1,012	—	1,152
Nigeria	573	1,268	—	1,841
Oman	—	647	—	647
Pakistan	1,495	—	—	1,495
Panama	—	178	—	178
Qatar	—	194	—	194
Romania	175	1,039	—	1,214
Senegal	436	—	—	436
South Africa	—	766	—	766
South Korea	—	147	—	147
United Arab Emirates	—	411	—	411
Vietnam	1,089	233	—	1,322
Zimbabwe	750	—	—	750
Participatory Notes	524	718	160	1,402
Short Term Investments	1,722	—	—	1,722
Fund Total	$9,559	$7,646	$160	$17,365
JNL/Franklin Templeton Natural Resources Fund
Common Stocks	$28,328	$1,340	$—	$29,668
Preferred Stocks	—	177	—	177
Corporate Bonds and Notes	—	167	—	167
Short Term Investments	5,229	2,018	—	7,247
Fund Total	$33,557	$3,702	$—	$37,259
JNL/Lazard International Strategic Equity Fund
Common Stocks	$22,536	$104,206	$—	$126,742
Short Term Investments	5,337	—	—	5,337
Fund Total	$27,873	$104,206	$—	$132,079
JNL/Neuberger Berman Currency Fund
Government and Agency Obligations	$—	$187,017	$—	$187,017
Short Term Investments	23,870	13,998	—	37,868
Fund Total	$23,870	$201,015	$—	$224,885
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund
Non-U.S. Government Agency ABS	$—	$30,621	$—	$30,621
Corporate Bonds and Notes	—	83,918	—	83,918
Government and Agency Obligations	—	12,002	—	12,002
Short Term Investments	431	12,230	—	12,661
Fund Total	$431	$138,771	$—	$139,202
JNL/Nicholas Convertible Arbitrage Fund
Common Stocks	$2,314	$—	$—	$2,314
Preferred Stocks	36,532	412	—	36,944
Corporate Bonds and Notes	—	444,741	—	444,741
Short Term Investments	33,710	—	—	33,710
Fund Total	$72,556	$445,153	$—	$517,709
JNL/PIMCO Credit Income Fund
Non-U.S. Government Agency ABS	$—	$5,697	$—	$5,697
Corporate Bonds and Notes	—	99,363	—	99,363
Variable Rate Senior Loan Interests	—	8,513	—	8,513
Government and Agency Obligations	—	16,948	—	16,948
Preferred Stocks	41	304	—	345
Purchased Options	—	28	—	28
Trust Preferreds	439	—	—	439
Short Term Investments	—	1,620	—	1,620
Fund Total	$480	$132,473	$—	$132,953

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2015

	Assets - Securities
	Level 1	Level 2	Level 3	Total
JNL/PPM America Long Short Credit Fund
Non-U.S. Government Agency ABS	$—	$8,906	$—	$8,906
Corporate Bonds and Notes	—	243,700	—	243,700
Variable Rate Senior Loan Interests	—	63,807	—	63,807
Government and Agency Obligations	—	806	—	806
Preferred Stocks	3,950	—	—	3,950
Investment Companies	458	—	—	458
Short Term Investments	19,253	—	—	19,253
Fund Total	$23,661	$317,219	$—	$340,880
JNL/T. Rowe Price Capital Appreciation Fund
Common Stocks	$132,258	$312	$—	$132,570
Preferred Stocks	4,648	—	—	4,648
Trust Preferreds	264	—	—	264
Investment Companies	1,050	—	—	1,050
Non-U.S. Government Agency ABS	—	413	—	413
Corporate Bonds and Notes	—	43,162	—	43,162
Government and Agency Obligations	—	90	—	90
Variable Rate Senior Loan Interests	—	9,293	25	9,318
Short Term Investments	31,746	—	—	31,746
Fund Total	$169,966	$53,270	$25	$223,261
JNL/The Boston Company Equity Income Fund
Common Stocks	$64,549	$—	$—	$64,549
Short Term Investments	1,042	3,173	—	4,215
Fund Total	$65,591	$3,173	$—	$68,764
JNL/The London Company Focused U.S. Equity Fund
Common Stocks	$109,667	$—	$—	$109,667
Short Term Investments	19,157	532	—	19,689
Fund Total	$128,824	$532	$—	$129,356
JNL/Van Eck International Gold Fund
Common Stocks	$33,183	$4,293	$—	$37,476
Precious Metals	1,422	—	—	1,422
Short Term Investments	4,595	2,216	—	6,811
Fund Total	$39,200	$6,509	$—	$45,709
JNL/WCM Focused International Equity Fund
Common Stocks
Australia	$—	$8,301	$—	$8,301
Canada	18,071	—	—	18,071
China	—	10,378	—	10,378
Denmark	12,980	22,577	—	35,557
France	—	8,243	—	8,243
Ireland	—	8,772	—	8,772
Japan	—	26,830	—	26,830
Mexico	5,472	—	—	5,472
Netherlands	30,531	—	—	30,531
Russian Federation	3,487	—	—	3,487
South Africa	—	4,578	—	4,578
Spain	—	6,964	—	6,964
Sweden	—	7,711	—	7,711
Switzerland	11,345	23,900	—	35,245
Taiwan	16,029	—	—	16,029
United Kingdom	10,053	16,374	—	26,427
United States of America	21,705	—	—	21,705
Rights	—	—	—	—
Short Term Investments	23,110	17,974	—	41,084
Fund Total	$152,783	$162,602	$—	$315,385

	Liabilities - Securities
	Level 1	Level 2	Level 3	Total
JNL/BlackRock Global Long Short Credit Fund
Corporate Bonds and Notes	$—	$(58,304)	$—	$(58,304)
Government and Agency Obligations	—	(19,809)	—	(19,809)
Fund Total	$—	$(78,113)	$—	$(78,113)
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund
Government and Agency Obligations	$—	$(8,244)	$—	$(8,244)
Fund Total	$—	$(8,244)	$—	$(8,244)
JNL/Nicholas Convertible Arbitrage Fund
Common Stocks	$(192,851)	$—	$—	$(192,851)
Investment Companies	(3,734)	—	—	(3,734)
Fund Total	$(196,585)	$—	$—	$(196,585)

(1) Unfunded loan commitments in JNL/BlackRock Global Long Short Credit Fund and JNL/Eaton Vance Global Macro Absolute Return Advantage Fund are not reflected in the Schedules of Investments.  Unrealized appreciation (depreciation) is reflected in the table.  See Unfunded Commitments in these Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2015

	Assets - Investments in Other Financial Instruments(1)
	Level 1	Level 2	Level 3	Total
JNL/AQR Risk Parity Fund
Open Futures Contracts	$926	$—	$—	$926
Open Forward Foreign Currency Contracts	—	510	—	510
OTC Total Return Swap Agreements	—	313	—	313
Fund Total	$926	$823	$—	$1,749
JNL/BlackRock Global Long Short Credit Fund
Exchange Traded Futures Options	$47	$—	$—	$47
Open Futures Contracts	941	—	—	941
Open Forward Foreign Currency Contracts	—	265	—	265
Centrally Cleared Interest Rate Swap Agreements	—	27	—	27
OTC Credit Default Swap Agreements	—	432	—	432
Centrally Cleared Credit Default Swap Agreements	—	177	—	177
OTC Total Return Swap Agreements	—	797	—	797
Fund Total	$988	$1,698	$—	$2,686
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund
Open Futures Contracts	$432	$—	$—	$432
Open Forward Foreign Currency Contracts	—	9,069	—	9,069
OTC Interest Rate Swap Agreements	—	1,380	—	1,380
Centrally Cleared Interest Rate Swap Agreements	—	2,261	—	2,261
OTC Cross Currency Swap Agreements	—	6,489	—	6,489
OTC Credit Default Swap Agreements	—	1,984	—	1,984
OTC Non-Deliverable Bond Forward Contracts	—	209	—	209
Fund Total	$432	$21,392	$—	$21,824
JNL/Epoch Global Shareholder Yield Fund
Open Forward Foreign Currency Contracts	$—	$2	$—	$2
Fund Total	$—	$2	$—	$2
JNL/Franklin Templeton Frontier Markets Fund
Open Forward Foreign Currency Contracts	$—	$1	$—	$1
Fund Total	$—	$1	$—	$1
JNL/Neuberger Berman Currency Fund
Open Forward Foreign Currency Contracts	$—	$3,876	$—	$3,876
Fund Total	$—	$3,876	$—	$3,876
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund
Open Futures Contracts	$4,765	$—	$—	$4,765
Fund Total	$4,765	$—	$—	$4,765
JNL/PIMCO Credit Income Fund
Exchange Traded Futures Options	$8	$—	$—	$8
Open Futures Contracts	5	—	—	5
Open Forward Foreign Currency Contracts	—	118	—	118
OTC Interest Rate Swap Agreements	—	35	—	35
Centrally Cleared Interest Rate Swap Agreements	—	181	—	181
OTC Credit Default Swap Agreements	—	79	—	79
Centrally Cleared Credit Default Swap Agreements	—	48	—	48
Fund Total	$13	$461	$—	$474
JNL/PPM America Long Short Credit Fund
Open Futures Contracts	$1,834	$—	$—	$1,834
OTC Credit Default Swap Agreements	—	30	—	30
Fund Total	$1,834	$30	$—	$1,864

	Liabilities - Investments in Other Financial Instruments(1)
	Level 1	Level 2	Level 3	Total
JNL/AQR Risk Parity Fund
Open Futures Contracts	$(2,513)	$—	$—	$(2,513)
Open Forward Foreign Currency Contracts	—	(751)	—	(751)
OTC Total Return Swap Agreements	—	(373)	—	(373)
Fund Total	$(2,513)	$(1,124)	$—	$(3,637)
JNL/BlackRock Global Long Short Credit Fund
Written Options	$(106)	$(246)	$—	$(352)
Open Futures Contracts	(185)	—	—	(185)
Open Forward Foreign Currency Contracts	—	(4,814)	—	(4,814)
Centrally Cleared Interest Rate Swap Agreements	—	(176)	—	(176)
OTC Credit Default Swap Agreements	—	(1,609)	—	(1,609)
Centrally Cleared Credit Default Swap Agreements	—	(211)	—	(211)
OTC Total Return Swap Agreements	—	(1,022)	—	(1,022)
Fund Total	$(291)	$(8,078)	$—	$(8,369)

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2015

	Liabilities - Investments in Other Financial Instruments(1)
	Level 1	Level 2	Level 3	Total
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund
Written Options	$—	$(3,723)	$—	$(3,723)
Open Futures Contracts	(999)	—	—	(999)
Open Forward Foreign Currency Contracts	—	(4,795)	—	(4,795)
OTC Interest Rate Swap Agreements	—	(3,866)	—	(3,866)
Centrally Cleared Interest Rate Swap Agreements	—	(1,255)	—	(1,255)
OTC Cross Currency Swap Agreements	—	(692)	—	(692)
OTC Credit Default Swap Agreements	—	(2,847)	—	(2,847)
OTC Non-Deliverable Bond Forward Contracts	—	(157)	—	(157)
Fund Total	$(999)	$(17,335)	$—	$(18,334)
JNL/Epoch Global Shareholder Yield Fund
Open Forward Foreign Currency Contracts	$—	$(5)	$—	$(5)
Fund Total	$—	$(5)	$—	$(5)
JNL/FAMCO Flex Core Covered Call Fund
Written Options	$(3,666)	$(147)	$—	$(3,813)
Fund Total	$(3,666)	$(147)	$—	$(3,813)
JNL/Neuberger Berman Currency Fund
Open Forward Foreign Currency Contracts	$—	$(2,652)	$—	$(2,652)
Fund Total	$—	$(2,652)	$—	$(2,652)
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund
Open Futures Contracts	$(2,100)	$—	$—	$(2,100)
Fund Total	$(2,100)	$—	$—	$(2,100)
JNL/PIMCO Credit Income Fund
Written Options	$—	$(70)	$—	$(70)
Open Futures Contracts	(100)	—	—	(100)
Open Forward Foreign Currency Contracts	—	(353)	—	(353)
OTC Interest Rate Swap Agreements	—	(51)	—	(51)
Centrally Cleared Interest Rate Swap Agreements	—	(125)	—	(125)
OTC Credit Default Swap Agreements	—	(116)	—	(116)
Centrally Cleared Credit Default Swap Agreements	—	(133)	—	(133)
Fund Total	$(100)	$(848)	$—	$(948)
JNL/PPM America Long Short Credit Fund
Open Futures Contracts	$(9)	$—	$—	$(9)
OTC Credit Default Swap Agreements	—	(135)	—	(135)
Fund Total	$(9)	$(135)	$—	$(144)
JNL/T. Rowe Price Capital Appreciation Fund
Written Options	$(27)	$(207)	$—	$(234)
Fund Total	$(27)	$(207)	$—	$(234)

(1)All derivatives, except for written options, are reflected at the unrealized appreciation/(depreciation) on the instrument.  Written options are reflected at value.

The Funds recognize transfers between levels as of the beginning of the period for financial reporting purposes.  The following table summarizes significant transfers (in thousands) between Level 1 and Level 2 valuations for the period ended June 30, 2015.

	Transfers out of Level 2 into Level 1 during the Period	Transfers out of Level 1 into Level 2 during the Period
Transfers related to the application of statistical fair value pricing including changes between closing and evaluated pricing
JNL/Epoch Global Shareholder Yield Fund
Common Stocks	$1,594	$—
JNL/Franklin Templeton Frontier Markets Fund
Common Stocks	3,045	8,512
Preferred Stocks	1,557	—
JNL/Lazard International Strategic Equity Fund
Common Stocks	3,038	2,037

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2015

The following table is a rollforward of Level 3 investments (in thousands) by category for which significant unobservable inputs were used to determine fair value during the period ended June 30, 2015:

	Balance at Beginning of Period	Transfers into Level 3 During the Period(2)		Transfers out of Level 3 During the Period(2)		Total Realized and Change in Unrealized Gain/(Loss)	Purchases		(Sales)	Balance at End of Period	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at End of Period(1)
JNL/DoubleLine Total Return Fund
U.S. Government Agency ABS	$—	$—		$(30,117	)(3)	$—	$30,117	(3)	$—	$—	$—
JNL/Franklin Templeton Frontier Markets Fund
Participatory Notes	—	1,058	(4)	(1,058	)(4)	—	—		—	—	—

(1)	Reflects the change in unrealized appreciation/(depreciation) for Level 3 investments held at June 30, 2015.
(2)	There were no significant transfers between Level 3 and Level 2 valuations during the period ended June 30, 2015 other than those noted.
(3)

During the period, the valuation of the U.S. Government Agency ABS held in JNL/DoubleLine Total Return Fund was transferred from a Level 3 valuation to a Level 2 valuation. The security is currently valued by an approved independent pricing service and considered a Level 2 valuation. Previously, it was valued using a single source broker quote and considered a Level 3 valuation.

(4)

During the period, trading was halted for the participatory note held in JNL/Franklin Templeton Frontier Markets Fund and the participatory note was valued at the last trade price and was considered a Level 3 valuation. The participatory note resumed trading during the period and is considered a Level 2 valuation based on the application of a statistical fair value price.

Significant changes in unobservable valuation inputs to a different amount might result in a significantly higher or lower fair value measurement than the one used in a security’s valuation.

NOTE 4.  SECURITIES AND OTHER INVESTMENTS

Securities Lending and Securities Lending Collateral - All Funds participate in agency based securities lending programs.  Per the securities lending agreements, the securities lending agent is authorized to loan securities on behalf of the Funds to approved borrowers and is required to maintain collateral.  Each Fund receives either cash or non- cash collateral against the loaned securities in an amount equal to at least 100% of the market value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the market value of loaned securities, as determined at the close of Fund business each day; any additional collateral required due to changes in security values is delivered to the Fund on the next business day.  The securities lending agents have agreed to indemnify the Fund in the event of default by a third party borrower.  For cash collateral, the Fund receives income from the investment of cash collateral, in addition to lending fees and rebates negotiated with the borrower. The Fund bears the market risk with respect to the collateral investment and securities loaned.  The Fund also bears the risk that the agent may default on its obligations to the Fund. Non-cash collateral may be invested in U.S., UK and certain Eurozone government securities; U.S. government agencies debt securities; and U.S. government sponsored agencies debt securities and mortgaged back securities.  For non-cash collateral, the Fund receives lending fees negotiated with the borrower.  The securities lending agents have agreed to indemnify the Fund with respect to the market risk related to the non-cash collateral investments.

JPMorgan Chase Bank, N.A. (“JPM Chase”) and State Street Bank and Trust Company (“State Street”) (“Custodians”) serve as securities lending agents to the Funds of the Trust for which they are Custodian.  For the Funds for which JPM Chase is the securities lending agent, the cash collateral is invested in the Securities Lending Cash Collateral Fund LLC, a limited liability company sponsored by the Adviser, or in other market funds and overnight repurchase agreements which are collateralized fully by U.S. government and agency securities.  Although the Securities Lending Cash Collateral Fund LLC is not a registered fund under the 1940 Act, and is not a “money market fund”, it typically has daily liquidity and invests in high quality U.S. dollar-denominated instruments that qualify at time of purchase as “eligible securities” within the meaning of Rule 2a-7 under the 1940 Act, which governs money market funds.  The Securities Lending Cash Collateral Fund LLC is only offered to the Funds and JNAM affiliated funds.  Short-term securities in the Securities Lending Cash Collateral Fund LLC are valued at amortized cost, unless it is determined that such practice does not approximate market value.  For the Funds for which State Street is the securities lending agent, the cash collateral is invested in the State Street Navigator Securities Lending Prime Portfolio, a money market fund and a series of State Street Navigator Securities Lending Trust which is an open end management company registered under the 1940 Act.  Each Fund also bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a decline in value of an approved investment.

Cash collateral received from the borrower is recorded in the Statements of Assets and Liabilities as payable upon return of securities loaned.  Investments acquired with such cash collateral are reported in a manner consistent with other portfolio investments held by each Fund as investment - at value on the Statements of Assets and Liabilities.  The value of securities on loan is disclosed under footnote (d) on the Statements of Assets and Liabilities.  Each Fund’s net exposure to a borrower is determined by the amount of any excess or shortfall in cash collateral received compared to the value of securities on loan.

U.S. Government Agencies or Government Sponsored Enterprises - Certain Funds may invest in U.S. government agencies or government sponsored enterprises.  U.S. Government securities are obligations of, and in certain cases, guaranteed by, the U.S. government, its agencies or instrumentalities.  Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (“U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. government to purchase the agency’s

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2015

obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality.  U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest paying securities of similar maturities.

Government-related guarantors (i.e., guarantors that are not backed by the full faith and credit of the U.S. government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”).  FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers, which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers.  Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. government.  FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages.  FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. government.

FNMA and FHMLC were placed into conservatorship by the Federal Housing Finance Agency (“FHFA”).  As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and each enterprise’s assets.  In connection with the conservatorship, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with FNMA and FHLMC.  This agreement contains various covenants that severely limit each enterprise’s operations.  In exchange for entering into these agreements, the U.S. Treasury received senior preferred stock in each enterprise and warrants to purchase each enterprise’s common stock.  The U.S. Treasury created a new secured lending facility, which is available to FNMA and FHLMC as a liquidity backstop and created a temporary program to purchase mortgage-backed securities issued by FNMA and FHLMC.  FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remains liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities.

Unregistered Securities - A Fund may own certain investment securities, which are unregistered and thus restricted to resale. These securities may also be referred to as “private placements.”  Unregistered securities may be “illiquid” because there is no readily available market for sale of the securities.  Where future dispositions of the securities require registration under the 1933 Act, the Funds have the right to include those securities in such registration generally without cost to the Funds. The Funds have no right to require registration of unregistered securities.

Repurchase Agreements - Certain Funds may invest in repurchase agreements.  In a repurchase agreement, a Fund receives debt or equity securities (collateral) subject to an obligation of the seller to repurchase, and the Fund to resell, the securities at an agreed upon price and date.  Certain repurchase agreements used to settle short sale transactions have no stated maturity and can be terminated by either party at any time.  The underlying securities used as collateral for repurchase agreements may be held in safekeeping by the Fund’s Custodian or designated sub-custodians under triparty repurchase agreements or delivered to the counterparty.  In certain repurchase agreements, the Fund takes possession of the underlying debt obligation.  Earnings on collateral and compensation to the seller are based on agreed upon rates between the seller and the Fund.  Net interest earned on repurchase agreements is recorded as interest income and net fees paid to the seller are recorded as short holdings borrowing fees.  In periods of increased demand for collateral, the Fund may pay a fee for receipt of the collateral, which may result in interest expense to the Fund.  When a repurchase agreement is entered into, a Fund typically receives securities with a value that approximates or exceeds the repurchase price, including any accrued interest earned on the repurchase agreement.  The value of such securities will be marked to market daily, and cash or additional securities will be exchanged between the parties with a frequency and in amounts prescribed in the repurchase agreement.  In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of such collateral may decline.

Reverse Repurchase Agreements - Certain Funds may enter into reverse repurchase agreements.  In a reverse repurchase agreement, a Fund delivers to a counterparty a security in exchange for cash with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date.  Cash received in exchange for securities delivered plus accrued interest to be paid by the Fund are reflected as liabilities on the Statements of Assets and Liabilities.  Interest paid is recorded as interest expense to the Fund.  The Fund receives principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement.  In periods of increased demand of the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund.  A reverse repurchase agreement involves the risk that the value of the security delivered by the Fund may decline below the repurchase price of the security.  A Fund will segregate assets determined to be liquid at the Custodian or otherwise cover its obligations under reverse repurchase agreements.

The average daily balance (in thousands) and the weighted average interest rate for reverse repurchase agreements, for the period ended June 30, 2015, were as follows:  JNL/BlackRock Global Long Short Credit Fund, $13,655 and 0.04%, respectively, for 114 days outstanding, JNL/Eaton Vance Global Macro Absolute Return Advantage Fund, $1,354 and 0.01%, respectively, for 34 days outstanding; and JNL/PIMCO Credit Income Fund, $11 and 0.00%, respectively, for 29 days outstanding.  The Funds did not have any reverse repurchase agreements outstanding on June 30, 2015.

Delayed-Delivery Securities - Certain Funds may purchase or sell securities on a delayed-delivery basis, including “To Be Announced” (“TBA”) or “To Be Acquired” securities.  These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period.  In TBA transactions, a Fund commits to purchasing or selling securities for which all specific information is not yet known at the time of the trade, particularly the face amount and maturity date of the underlying securities.  When delayed-delivery purchases are outstanding, the Fund is required to have sufficient cash and/or liquid securities to cover its commitments on these transactions.  When purchasing a security on a delayed-delivery basis, the Fund assumes the rights of ownership of the security, including the risk of price and yield fluctuations, and considers such fluctuations when determining its NAV.  A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a realized gain or loss.  When a Fund has sold a

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2015

security on a delayed-delivery basis, the Fund does not participate in future gains or losses with respect to the security.  Securities purchased on a TBA basis are not settled until they are delivered to the Fund.  In connection with TBA transactions, Funds may maintain a short position related to certain securities.  In connection with these transactions, the Fund owns an equal amount of the securities or holds securities convertible (or exchangeable) into an equal amount of the securities, of the same issuer, as the position held short.

Mortgage-Backed Dollar and Treasury Roll Transactions - Certain Funds may sell mortgage-backed or treasury securities and simultaneously contract to repurchase securities at a future date at an agreed upon price.  A Fund may only enter into covered rolls.  A “covered roll” is a type of dollar roll for which a Fund maintains offsetting positions in cash, U.S. Government securities, or other liquid assets which mature on or before the forward repurchase settlement date of the dollar roll transaction.  During the period between the sale and repurchase, a Fund forgoes interest and principal paid on the mortgage-backed securities.  A Fund is compensated by the interest earned on the cash proceeds of the initial sale and from negotiated fees paid by brokers offered as an inducement to the Fund to “roll over” its purchase commitments.  A Fund may dispose of “covered roll” securities after they are entered into and close these positions before their maturity, which may result in a realized gain or loss.

In a mortgage-backed or treasury securities roll transaction, if the repurchased security is determined to be similar, but not substantially the same, the transaction is accounted for as a purchase and sale.  Any gains, losses and any income or fees earned are recorded to realized gain or loss.  If the repurchased security is determined to be substantially the same, the transaction is accounted for as a secured borrowing, rather than as a purchase and sales transaction.  Any income or fees earned are recorded to investment income and financing costs associated with the transaction are recorded to interest expense.

Dollar roll transactions involve the risk that the market value of the securities sold by a Fund may decline below the repurchase price of those securities which the Fund is obligated to purchase or that the return earned by the Fund with the proceeds of a dollar roll may not exceed transaction costs.

The JNL/PIMCO Credit Income Fund had treasury roll transactions during the year.  The average daily balance (in thousands) and weighted average interest rate for treasury rolls, for the period ended June 30, 2015, were $2,586 and 0.15%, respectively, for 39 days outstanding.  At June 30, 2015, JNL/PIMCO Credit Income Fund had $1 of deferred income (in thousands) included in payable for treasury roll transactions on the Statements of Assets and Liabilities.

Inflation-Indexed Bonds - Certain Funds may invest in inflation-indexed bonds which are fixed income securities whose principal value is periodically adjusted to the rate of inflation.  The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds.  Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation.  Any increase in the principal amount of an inflation-indexed bond will be considered interest income, even though investors do not receive principal payments until maturity.

Senior and Junior Loans - Certain Funds may invest in Senior loans or secured and unsecured subordinated loans, second lien loans and subordinated bridge loans (“Junior loans”) which are purchased or sold on a when-issued or delayed-delivery basis and may be settled a month or more after the trade date.  Interest income on these loans is accrued based on the terms of the securities.  Senior and Junior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan.

Securities Sold Short - Certain Funds may enter into short sales transactions whereby the Fund sells a security it does not own in anticipation of a decline in the market price of the security or to engage in arbitrage transactions.  When a Fund engages in a short sale, the Fund borrows the security sold short to make delivery to the buyer.  The Fund may have to pay a fee to borrow securities and is often obligated to repay the lender of the securities for any interest or dividends that accrues on the borrowed securities during the period of the loan.  Until the Fund closes its short position, the lending broker requires assets to be segregated as collateral, which is marked-to-market daily, to the extent necessary to meet margin requirements or cover the short sale obligation.  A Fund is obligated to deliver securities at the market price at the time the short position is closed.  If the price of the security sold short increases between the time of the short sale and the time that the Fund replaces the borrowed security, the Fund will incur a capital loss; conversely, if the price declines, the Fund will realize a capital gain.  A Fund’s loss on a short sale could theoretically be unlimited in cases where the Fund is unable, for whatever reason, to close out its short position.

Convertible Securities - Certain Funds may invest in fixed-income securities which are convertible into common stock.  Convertible securities may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common stock.  Traditionally, convertible securities have paid dividends or interest greater than on the related common stocks, but less than fixed income non-convertible securities.  By investing in a convertible security, a Fund may participate in any capital appreciation or depreciation of a company’s stock, but to a lesser degree than if it had invested in that company’s common stock.  Convertible securities rank senior to common stock in a corporation’s capital structure and, therefore, entail less risk than the corporation’s common stock.  A Fund may attempt to hedge certain of their investments in convertible debt securities by selling short the issuer’s common stock.

Participatory Note Securities - Certain Funds may invest in Participatory Notes (“P-Notes”).  P-Notes are promissory notes that are designed to offer a return linked to the performance of a particular underlying equity security or market.  P-Notes are issued by banks or broker-dealers and allow a Fund to gain exposure to common stocks in markets where direct investment by the Fund may not be allowed or efficient.  A Fund may tender a P-Note for cash payment in an amount that reflects the current market value of the underlying equity investments or market, reduced by program fees.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2015

Master Limited Partnerships - Certain Funds may invest in Master Limited Partnerships (“MLPs”). An MLP is a publicly traded company organized as a limited partnership or limited liability company and treated as a partnership for Federal income tax purposes. The benefit derived from the Fund’s investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes. MLPs may derive income and gains from the exploration, development, mining or production, processing, refining, transportation (including pipelines transporting gas, oil, or products thereof), or the marketing of any mineral or natural resources.

Unfunded Commitments - Certain Funds may enter into certain credit agreements, all or a portion of which may be unfunded.  The Fund is obligated to fund these loan commitments at the borrowers’ discretion.  Unfunded loan commitments and funded portions of credit agreements are marked-to-market daily.  Funded portions of credit agreements are presented in the Schedules of Investments.  The following table details unfunded loan commitments (in thousands) at June 30, 2015:

	Unfunded Commitment	Appreciation/ (Depreciation)
JNL/Blackrock Global Long Short Credit Fund
Telenet International Finance SA Term Loan, 3.50%, 06/30/23	$1,461	$(12)
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund
Ethiopian Railways Corp. Term Loan, 4.08%, 08/01/21	479	32

Unrealized appreciation on unfunded commitments is reflected in other assets and payable for investment securities purchased in the Statements of Assets and Liabilities and unrealized appreciation on investments in the Statements of Operations.

NOTE 5.  INVESTMENT TRANSACTION AGREEMENTS AND COLLATERAL

Under various agreements, certain investment transactions require collateral to be pledged to/from a Fund and a counterparty or segregated at the custodian.  U.S. Treasury Bills and U.S. dollars are generally the preferred forms of collateral, although other forms of high quality or sovereign securities may be used.  Securities held by a Fund that are used as collateral are identified as such within the Schedules of Investments.  Collateral for OTC financial derivative transactions paid to or received from brokers and counterparties is included in receivable for deposits with brokers and counterparties and due to brokers and counterparties for deposits in the Statements of Assets and Liabilities.

Master Netting Agreements (“Master Agreements”) - Certain Funds are subject to various Master Agreements, which govern the terms of certain transactions and mitigate the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty.  Since different types of financial transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, potentially resulting in the need for multiple agreements with a single counterparty.  A Fund may net exposure and collateralize multiple transaction types governed by the same Master Agreement with the same counterparty and may close out and net its total exposure to a counterparty in the event of a default and/or termination event with respect to all the transactions governed under a single agreement with a counterparty.  Each Master Agreement defines whether the Fund is contractually able to net settle daily payments.  Additionally, certain circumstances, such as laws of a particular jurisdiction or settlement of amounts due in different currencies, may prohibit or restrict the right of offset as defined in the Master Agreements.

Master Agreements also help limit credit and counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels.  Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Agreement.  A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.  To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.  The Funds’ Sub-Advisers attempt to limit counterparty risk by only entering into Master Agreements with counterparties which the Sub-Adviser believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.  For swap agreements executed with a Derivatives Clearing Organization (“DCO”) in a multilateral or other trade facility platform (“centrally cleared swaps”), counterparty risk is reduced by shifting exposure from the counterparty to the DCO.  Additionally, the DCO has broad powers to provide an orderly liquidation in the event of a default.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) - Master Repo Agreements govern repurchase, reverse repurchase and treasury roll transactions between a Fund and select counterparties. The Master Repo Agreements maintain provisions for, among other things, initiation and confirmation, income payments and transfer, events of default, termination, and maintenance of collateral.  In the event of default, the total value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.  Securities purchased under repurchase agreements are reflected as an asset on a Fund’s Statement of Assets and Liabilities.  The value of repurchase agreements and collateral pledged or received by a counterparty are disclosed in the Schedules of Investments.  A Fund’s net exposure to the counterparty is determined by the amount of any excess or shortfall in collateral compared to the value of the repurchase or reverse repurchase agreement.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) - Master Forward Agreements govern the considerations and factors surrounding the settlement of certain forward-settling transactions, such as delayed-delivery transactions, “To Be Announced” (“TBA”) securities and treasury roll transactions between a Fund and select counterparties.  The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.  Losses may arise due to changes in the

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2015

value of the underlying securities prior to settlement date, if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.  In the event of default, the unrealized gain or loss will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.  In the ordinary course of business, settlements of transactions are not typically subject to net settlement, except for TBA pools.

International Swaps and Derivatives Association Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) - ISDA Master Agreements govern OTC financial derivative transactions entered into by a Fund’s Sub-Adviser and select counterparties.  The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, events of default, termination and maintenance of collateral.   Termination includes conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement.  Any election to early termination could be material to the financial statements.  In the event of default, the total financial derivative value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.  The amount of collateral exchanged is based on provisions within the ISDA Master Agreements and is determined by the net exposure with the counterparty and is not identified for a specific OTC derivative instrument.

Customer Account Agreements - Customer Account Agreements and related addendums govern cleared derivative transactions such as futures, options on futures and centrally cleared derivatives.  If a Fund transacts in centrally cleared derivatives, the Sub-Adviser is a party to agreements with (1) a Futures Commissions Merchant (“FCM”) in which the FCM facilitates the execution of the centrally cleared derivative with the DCO and (2) with an executing broker/swap dealer to agree to the terms of the swap and resolution process in the event the centrally cleared swap is not accepted for clearing by the designated DCO.  Cleared derivatives transactions require posting an amount of cash or cash equivalents equal to a certain percentage of the contract amount known as the “initial margin” as determined by each relevant clearing agency and is segregated at an FCM which is registered with the Commodity Futures Trading Commission (“CFTC”) or the applicable regulator.  The Fund receives from, or pays to, the counterparty an amount of cash equal to the daily fluctuation in the value of the contracts.  Such receipts or payments are known as the “variation margin”.  Variation margin received may not be netted between futures and centrally cleared derivatives.  In the event of default, counterparty risk is significantly reduced as creditors to the FCM do not have claim to the Fund’s assets in the segregated account.  Additionally, portability of exposure in the event of default further reduces risk.

Prime Brokerage Arrangements - Certain Funds may enter into Prime Brokerage Arrangements to facilitate execution and/or clearing of listed equity option transactions or short sales of securities between the Fund and select counterparties.  The arrangements provide general guidelines surrounding the rights, obligations and other events, including but not limited to, margin, execution and settlement.  These arrangements maintain provisions for, among other things, payments, maintenance of collateral, events of default and termination.  Margin and securities delivered as collateral are typically in the possession of the prime broker and offset any obligations due to the prime broker.  In the event of default, the value of securities sold short will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.

NOTE 6.  FINANCIAL DERIVATIVE INSTRUMENTS

Options Transactions - A Fund may buy and sell (“write”) call and put options on securities, futures, indices, currencies and swap agreements (“swaptions”).  An option is a contract that gives the purchaser of the option, in return for a premium paid, the right to buy a specified underlying instrument from the writer of the option (in the case of a call option), or to sell a specified underlying instrument to the writer of the option (in the case of a put option) at a designated price.  The right to exercise is dependent upon the contract terms and can be during the term or at expiration of the option.  When a Fund purchases an option, the premium paid by the Fund is recorded as an asset and is subsequently marked-to-market to reflect the current value of the option.  Premiums paid for purchasing options which expire are treated as realized losses.  Premiums paid for purchasing options which are exercised or closed are added to the cost basis of the underlying investment or offset against the proceeds of the underlying investment transaction to determine realized gain or loss.  Purchasing call options tends to increase a Fund’s exposure to the underlying instrument.  Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument.  The risks associated with purchasing options are limited to premiums paid and the failure of the counterparty to honor its obligation under the contract.  When a Fund writes a call or put option, the premium received by the Fund is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option.  Premiums received from writing options which expire are treated as realized gains.  Premiums received from writing options which are exercised or closed are added to the proceeds of the underlying investment transaction or reduce the cost basis of the underlying investment to determine the realized gain or loss.  Writing call options tends to decrease a Fund’s exposure to the underlying instrument.  Writing put options tends to increase a Fund’s exposure to the underlying instrument.  The risk associated with writing an option that is exercised is that an unfavorable change in the price of the security underlying the option could result in a Fund buying the underlying security at a price higher than the current value or selling the underlying security at a price lower than the current market value.  There is also the risk a Fund may not be able to enter into a closing transaction if the market is illiquid.  Options written by a Fund do not give rise to counterparty credit risk, as they obligate the Fund, not the counterparty, to perform.

Depending on the exchange on which an exchange traded futures option is traded, premium may be paid/received when purchasing/writing the option or there may be no premium paid/received when purchasing/writing the option.  Exchange traded futures options are marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss.  Variation margin on these options is recorded by the Fund until the contracts are terminated at which time realized gains and losses are recognized.  Exchange traded futures options involve to varying degrees, risk of loss in excess of the variation margin recorded by the Fund.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2015

Swaptions are similar to options on securities except that instead of purchasing the right to buy or sell a security, the writer or purchaser of the swaption is granting or buying the right to enter into a previously agreed upon interest rate or credit default swap agreement.  The right to exercise is dependent upon the contract terms and can be during the term or at expiration of the option.  Swaptions are illiquid investments.

Futures Contracts - A Fund may buy and sell futures on equities, indices, interest rates, commodities, currencies and swaps.  A futures contract is a standardized contract obligating two parties to exchange a specified asset at an agreed upon price and date.  Variation margin is recorded by the Fund until the contracts are terminated at which time realized gains and losses are recognized.  Futures contracts involve to varying degrees, risk of loss in excess of the variation margin recorded by the Fund.  The primary risks associated with the use of futures contracts are the imperfect correlation between the change in value of the securities held by a Fund or the change in the value of an underlying entity and the prices of the futures contracts and the possibility a Fund may not be able to enter into a closing transaction because of an illiquid market.  With futures, counterparty risk to a Fund is reduced since futures contracts are exchange traded and the exchange’s clearinghouse, acting as counterparty to all exchange traded futures, guarantees the futures contracts against default.

Forward Foreign Currency Contracts - A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date.  The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of a Fund’s investment securities, but it does establish a fixed rate of currency exchange that can be achieved in the future.  The value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates.  Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss and as a receivable or payable from forward foreign currency contracts.  Upon settlement, or delivery or receipt of the currency, a realized gain or loss is recorded which is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.  Forward foreign currency contracts involve market risk in excess of the receivable or payable related to forward foreign currency contracts recorded by the Funds.  Although contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase.  Additionally, a Fund could be exposed to the risk of a previously hedged position becoming unhedged if the counterparty to a contract is unable to meet the terms of the contract or if the currency changes unfavorably to the value of the offsetting currency.

Swap Agreements - Swap agreements are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.  Swap agreements may be privately negotiated in the OTC market or executed and centrally cleared with a DCO.  OTC swaps are typically illiquid investments.

Swap agreements are marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss.  For OTC swaps, premiums paid or received at the beginning of the measurement period are recorded as an asset or liability by the Fund and represent payments made or received upon entering into the OTC swap to compensate for differences between the stated terms of the OTC swap and prevailing market conditions relating to credit spreads, interest rates, currency exchange rates and other relevant factors as appropriate.  These upfront payments are recorded as a realized gain or loss upon termination or maturity of the OTC swap.  For centrally cleared swaps, daily changes in valuation are recorded as a receivable or payable, as appropriate, and received from or paid to the DCO on a daily basis until the contracts are terminated at which time a realized gain or loss is recorded.  The use of centrally cleared swaps may require a Fund to commit initial and variation margin that may otherwise not be required under an OTC swap.  A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss.  Net periodic payments received or paid by a Fund are included as part of realized gain or loss.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the unrealized gain or loss recorded by a Fund.  Such risks include that there is no liquid market for OTC swaps, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreement and that there may be unfavorable changes in interest rates or value of underlying securities.  Centrally cleared swaps involve to varying degrees, risk of loss in excess of the variation margin recorded by the Fund.

Interest Rate Swap Agreements - Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal.  Forms of interest rate swap agreements that the Funds have entered into include:  fixed-for-floating rate swaps, under which a party agrees to pay a fixed rate in exchange for receiving a floating rate tied to a benchmark, floating-for-fixed rate swaps, under which a party agrees to pay a floating rate in exchange for receiving a fixed rate and floating-for-floating rate swaps, under which a party agrees to pay a floating rate in exchange for another floating rate.

A Fund’s maximum risk of loss from counterparty credit risk for an interest rate swap agreement is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent this amount is positive.

Cross-Currency Swap Agreements - Cross-currency swaps are interest rate swaps in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, based on the notional amounts of two different currencies.  The notional amounts are typically determined based on the spot exchange rates at the inception of the trade.  Cross-currency swaps may also involve an exchange of notional amounts at the start, during or at expiration of the contract, either at the current spot or another specified rate.  A Fund’s maximum risk of loss from counterparty credit risk is generally the aggregate unrealized gain netted against any collateral pledged by the counterparty.

Credit Default Swap Agreements - Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return if a credit event occurs for the referenced entity,

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2015

obligation or index.  As a seller of protection, a Fund will generally receive from the buyer of protection a premium in return for such protection and/or a fixed rate of income throughout the term of the swap if there is no credit event.  A credit event is defined under the terms of each swap agreement and may include, but is not limited to, underlying entity default, bankruptcy, restructuring, write-down, principal shortfall or interest shortfall.  As a seller, a Fund adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the credit default swap.  If a Fund is a seller or buyer of protection and a credit event occurs, as defined under the terms of that particular credit default swap agreement, the Fund will either pay to or receive from the buyer or seller of protection an amount prescribed in that particular swap agreement.  Until a credit event occurs, recovery values are determined by market makers considering either industry standard recovery rates or entity specific factors and considerations.  When a credit event occurs, the recovery value is determined by a facilitated auction, administered by ISDA, whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

A Fund may use credit default swap agreements on corporate or sovereign issues to provide a measure of protection against defaults of an issuer (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.  If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation.  The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event.)

A Fund may use credit default swap agreements on credit indices to hedge a portfolio of credit default swap agreements or bonds, to protect investors owning bonds against default and to speculate on changes in credit quality.  A credit index is a basket of credit instruments or exposures designed to represent a portion of the credit market.  These indices consist of reference credits that are considered to be the liquid entities in the credit default swap market based on the index sector.  Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities and emerging market securities.  These components can be determined based upon various credit ratings within each sector.  Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates.  An index credit default swap references all the issuers in the index, and if there is a credit event, the credit event is settled based on that issuer’s weight in the index.  The composition of the indices changes periodically, usually every six months, and for most indices, each issuer has an equal weight in the index.

Either as a seller of protection or a buyer of protection of a credit default swap agreement, a Fund’s maximum risk of loss from counterparty risk is the fair value of the agreement.  The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement.  Notional amounts of all credit default swap agreements outstanding as of June 30, 2015, for which a Fund is the seller of protection, are disclosed in the Schedules of Investments.  These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Total Return Swap Agreements - Some total return swap agreements involve a commitment to pay periodic interest payments in exchange for a market linked return based on a security or a basket of securities.  To the extent the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty.   A Fund’s maximum risk of loss from counterparty credit risk for this type of total return swap agreement is the discounted net value of the cash flows to be received from or paid to the counterparty over the contract’s remaining life, to the extent this amount is positive.  Other total return swap agreements involve a right to receive the appreciation in value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon rate.  To the extent the underlying asset declines in value over the term of the swap, a Fund may also be required to pay the value of that decline to the counterparty.  A Fund’s maximum risk of loss from counterparty credit risk for this type of total return swap agreement is the value of the underlying security, index or other financial instrument.

Non-Deliverable Bond Forward Contracts - A non-deliverable bond forward contract is a short-term forward agreement between two parties to buy or sell a bond denominated in a non-deliverable foreign currency at a specified price and date.  Non-deliverable bond forward contracts are marked-to-market daily and change in value is recorded by a Fund as an unrealized gain or loss.  A realized gain or loss is recorded upon termination of the contract.  The use of these instruments involves the risk that the counterparty to the agreements may default on its obligation to perform.  These contracts may be illiquid, and changes in their values may not directly correlate with changes in the value of the underlying security.  The maximum amount of potential loss for a non-deliverable bond forward contract is the value of the contract.

FASB ASC Topic 815, “Derivatives and Hedging” and Financial Instruments Eligible for Offset - FASB ASC Topic 815 includes the requirement for enhanced qualitative disclosures about objectives and strategies for using derivative instruments and disclosures regarding credit related contingent features in derivative instruments; as well as quantitative disclosures in the semi-annual and annual financial statements about fair value, gains and losses, and volume of activity for derivative instruments.  Information about these instruments is disclosed in the context of each instrument’s primary underlying risk exposure which is categorized as credit, commodity, equity price, interest rate and foreign currency exchange rate risk.  The following disclosures include: (1) Objectives and strategies for each Fund’s derivative investments during the year. (2) A summary table (in thousands) of the fair valuations of each Fund’s derivative instruments categorized by risk exposure, which references the location on the Statements of Assets and Liabilities and the realized and unrealized gain or loss on the Statements of Operations for each derivative instrument as of June 30, 2015.  Funds which held only one type of derivative during the year are not included in the tables as the location on the Statements of Assets and Liabilities and the realized and unrealized gain loss on the Statements of Operations can be referenced directly on each Fund’s respective statements.  (3) A summary table (in thousands) of derivative instruments and certain investments of each Fund, which are subject to master netting agreements or a similar agreement and

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2015

are eligible for offset in the Statements of Assets and Liabilities as of June 30, 2015.  For Funds which held only one type of derivative during the period, amounts eligible for offset are presented gross in the Statements of Assets and Liabilities.  Net exposure can be referenced in the assets and liabilities on the Statements of Assets and Liabilities and, if collateral exists, the net exposure is offset by collateral identified in the segregated or pledged collateral table.  (4) A table reflecting each Fund’s average monthly derivative volume (in thousands) for the period ended June 30, 2015.

JNL/AQR Risk Parity Fund Derivative Strategies - The Fund entered into futures contracts to obtain exposure to or hedge changes in securities prices and interest rates, to gain exposure to certain markets, to manage cash flows, to replicate treasury bond positions, as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy and as a substitute for investment in physical securities and commodities.  The Fund entered into forward foreign currency contracts to gain directional exposure to currencies as part of its overall investment strategy, to create foreign currency exposure in U.S. dollar cash balances, to minimize foreign currency exposure on investment securities denominated in foreign currencies and as a means of risk management and/or hedging.  The Fund entered into total return swap agreements to obtain exposure to or hedge changes in securities prices and interest rates, as a substitute for investment in physical securities and as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy.

JNL/AQR Risk Parity Fund - Derivative Instruments Categorized by Risk Exposure

	Commodity	Equity	Foreign Exchange	Interest Rate	Total
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2015:
Assets:
Variation margin on financial derivative instruments	$897	$131	$—	$122	$1,150
Forward foreign currency contracts	—	—	510	—	510
Unrealized appreciation on OTC swap agreements	311	2	—	—	313
	$1,208	$133	$510	$122	$1,973
Liabilities:
Variation margin on financial derivative instruments	$715	$114	$—	$62	$891
Forward foreign currency contracts	—	—	751	—	751
Unrealized depreciation on OTC swap agreements	125	248	—	—	373
	$840	$362	$751	$62	$2,015
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2015:
Net realized gain (loss) on:
Swap agreements	$(1,655)	$1,152	$—	$1,618	$1,115
Foreign currency related items	—	—	(137)	—	(137)
Futures contracts	(2,173)	5,782	—	1,634	5,243
	$(3,828)	$6,934	$(137)	$3,252	$6,221
Net change in unrealized appreciation (depreciation) on:
OTC swap agreements	$1,758	$(397)	$—	$(999)	$362
Foreign currency related items	—	—	(148)	—	(148)
Futures contracts and centrally cleared swap agreements	1,598	(2,669)	—	(2,408)	(3,479)
	$3,356	$(3,066)	$(148)	$(3,407)	$(3,265)

JNL/AQR Risk Parity Fund - Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statements of Assets and	Financial			Total Collateral (7)
	Liabilities (3)	Instruments (4)	Collateral (5)	Net Amount (6)	Cash	Security
Derivative Assets by Counterparty*
BCL	$—	$—	$—	$—	$170	$—
BOA	1	(1)	—	—	1,070	—
CGM	312	(23)	—	289	—	—
CSI	510	(510)	—	—	590	—
Derivatives eligible for offset	$823	$(534)	$—	$289
Derivatives not eligible for offset	1,150				$—	$—
	$1,973
Derivative Liabilities by Counterparty*
BOA	$247	$(1)	$—	$246	$—	$—
CGM	23	(23)	—	—	—	—
CIT	—	—	—	—	210	—
CSI	751	(510)	—	241	—	—
MLP	103	—	(103)	—	600	—
Derivatives eligible for offset	$1,124	$(534)	$(103)	$487
Derivatives not eligible for offset	891				$7,474	$—
	$2,015

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2015

JNL/AQR Risk Parity Fund — Diversified Fund - Average Derivative Volume(1)

	Cost of Options Purchased and Written	Notional Value at Purchase of Futures Contracts	Cost of Forward Foreign Currency Contracts	Notional Amount of Interest Rate Swap Agreements	Notional Amount of Credit Default Swap Agreements	Notional Amount of Total Return Swap Agreements
Average monthly volume	$—	$215,829	$115,164	$—	$—	$109,345

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2015

JNL/BlackRock Global Long Short Credit Fund Derivative Strategies - The Fund entered into option contracts to obtain exposure to or hedge changes in interest rates, as a means of risk management and/or hedging and as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy.  The Fund entered into futures contracts to obtain exposure to or hedge changes in security prices and interest rates and as a means of risk management and/or hedging.  The Fund entered into forward foreign currency contracts to minimize foreign currency exposure on investment securities denominated in foreign currencies and as a means of risk management and/or hedging.  The Fund entered into interest rate swap agreements to manage duration, to hedge against the risk that the value of fixed rate bond investments will decrease/increase as interest rates rise/fall and to manage interest rate and yield curve exposure.  The Fund entered into credit default swap agreements to provide a measure of protection against defaults of issuers, to obtain credit exposure, as a substitute for investment in physical securities, to speculate on changes in credit quality, to hedge a portfolio of credit default swap agreements or bonds and used in combination with cash bonds exposure (1) to take advantage of spread variances between cash bonds and the credit default swap agreement or (2) to hedge the underlying exposure to the cash bonds.  The Fund entered into total return swap agreements to obtain exposure to or hedge changes in securities prices and interest rates, as a substitute for investment in physical securities and as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy.

JNL/BlackRock Global Long Short Credit Fund - Derivative Instruments Categorized by Risk Exposure

	Credit	Equity	Foreign Exchange	Interest Rate	Total
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2015:
Assets:
Investments — unaffiliated, at value(2)	$453	$431	$56	$257	$1,197
Variation margin on financial derivative instruments	43	—	—	10	53
Forward foreign currency contracts	—	—	265	—	265
Unrealized appreciation on OTC swap agreements	432	797	—	—	1,229
OTC swap premiums paid	2,466	—	—	—	2,466
	$3,394	$1,228	$321	$267	$5,210
Liabilities:
Variation margin on financial derivative instruments	$72	$38	$—	$118	$228
Options written, at value	246	106	—	—	352
Forward foreign currency contracts	—	—	4,814	—	4,814
Unrealized depreciation on OTC swap agreements	1,609	1,022	—	—	2,631
OTC swap premiums received	2,063	—	—	—	2,063
	$3,990	$1,166	$4,814	$118	$10,088
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2015:
Net realized gain (loss) on:
Unaffiliated investments(2)	$—	$(501)	$—	$(27)	$(528)
Swap agreements	(819)	(1,262)	—	(87)	(2,168)
Foreign currency related items	—	—	506	—	506
Futures contracts	—	(534)	—	(350)	(884)
Written option contracts	—	96	—	—	96
	$(819)	$(2,201)	$506	$(464)	$(2,978)
Net change in unrealized appreciation (depreciation) on:
Investments(2)	$190	$60	$2	$66	$318
OTC swap agreements	150	(648)	—	—	(498)
Foreign currency related items	—	—	(9,212)	—	(9,212)
Futures contracts and centrally cleared swap agreements	233	(134)	—	1,653	1,752
Written option contracts	(76)	(31)	—	—	(107)
	$497	$(753)	$(9,210)	$1,719	$(7,747)

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2015

JNL/BlackRock Global Long Short Credit Fund - Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statements of
	Assets and	Financial			Total Collateral (7)
	Liabilities (3)	Instruments (4)	Collateral (5)	Net Amount (6)	Cash	Security
Derivative Assets by Counterparty*
BBP†	$58	$(58)	$—	$—	$—	$—
BCL	13	(13)	—	—	—	—
BNP	56	(56)	—	—	—	—
BOA	511	(136)	—	375	—	—
CGM	16	(16)	—	—	—	—
CIT	451	(451)	—	—	—	—
CSI	58	(58)	—	—	—	—
DUB	73	(73)	—	—	—	—
GSB	11	—	—	11	—	—
GSC	122	(122)	—	—	—	—
GSI	84	(52)	—	32	—	—
HSB	18	—	—	18	—	—
JPM	537	(537)	—	—	—	—
MSC	265	(78)	—	187	—	—
SCB	4	(4)	—	—	—	—
UBS	11	(11)	—	—	—	—
Derivatives eligible for offset	$2,288	$(1,665)	$—	$623
Derivatives not eligible for offset	2,922				$—	$—
	$5,210
Derivative Liabilities by Counterparty*
BBP†	$107	$(58)	$—	$49	$—	$—
BCL	678	(13)	—	665	—	—
BNP	508	(56)	(452)	—	660	—
BOA	136	(136)	—	—	—	—
CGM	66	(16)	—	50	—	—
CIT	1,391	(451)	(600)	340	600	—
CSI	61	(58)	—	3	—	—
DUB	1,531	(73)	—	1,458	—	—
GSC	537	(122)	(415)	—	700	—
GSI	52	(52)	—	—	—	—
JPM	748	(537)	(211)	—	620	—
MSC	78	(78)	—	—	—	—
SCB	24	(4)	—	20	—	—
UBS	1,774	(11)	—	1,763	—	—
Derivatives eligible for offset	$7,691	$(1,665)	$(1,678)	$4,348
Derivatives not eligible for offset	2,397				$2,797	$—
	$10,088

JNL/BlackRock Global Long Short Credit Fund - Average Derivative Volume(1)

	Cost of Options Purchased and Written	Notional Value at Purchase of Futures Contracts	Cost of Forward Foreign Currency Contracts	Notional Amount of Interest Rate Swap Agreements	Notional Amount of Credit Default Swap Agreements	Notional Amount of Total Return Swap Agreements
Average monthly volume	$522	$88,881	$226,991	$31,760	$125,861	$17,775

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2015

JNL/Eaton Vance Global Macro Absolute Return Advantage Fund Derivative Strategies - The Fund entered into option contracts to obtain exposure to or hedge changes in foreign currencies, as a directional investment, as a substitute for investment in physical securities, as an efficient means of adjusting overall exposure to certain markets and as part of its overall investment strategy.  The Fund entered into futures contracts to obtain exposure to or hedge changes in security prices, interest rates and foreign currency rates, to gain exposure to certain markets, to replicate treasury bond positions, as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy, as a substitute for investment in physical securities and as a means of risk management and/or hedging.  The Fund entered into forward foreign currency contracts to gain directional exposure to currencies as part of its overall investment strategy, to minimize foreign currency exposure on investment securities denominated in foreign currencies and as a means of risk management and/or hedging.  The Fund entered into interest rate swap agreements to manage duration, to execute yield curve, swap spread and sovereign relative value trades, to express views on a country’s interest rates, to obtain interest rate and yield curve exposure and as a substitute for investment in physical securities.  The Fund entered into cross-currency swap agreements to gain directional exposure to currencies, as a means of risk management and/or hedging and as part of its overall investment strategy.  The Fund entered into credit default swap agreements to provide a measure of protection against defaults of issuers, to obtain credit exposure, as a substitute for investment in physical securities and to speculate on changes in credit quality.  The Fund entered into total return swap agreements as a substitute for investment in physical securities and as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy.  The Fund entered into non-deliverable bond forward contracts to obtain exposure to or hedge changes in interest rates and as a part of its overall investment strategy.

JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Derivative Instruments Categorized by Risk Exposure

	Credit	Equity	Foreign Exchange	Interest Rate	Total
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2015:
Assets:
Investments — unaffiliated, at value(2)	$—	$950	$6,353	$—	$7,303
Variation margin on financial derivative instruments	—	190	—	147	337
Forward foreign currency contracts	—	—	10,307	—	10,307
Unrealized appreciation on OTC swap agreements	1,984	—	6,489	1,589	10,062
OTC swap premiums paid	9,143	—	—	—	9,143
	$11,127	$1,140	$23,149	$1,736	$37,152
Liabilities:
Variation margin on financial derivative instruments	$—	$18	$—	$168	$186
Options written, at value	—	—	3,723	—	3,723
Forward foreign currency contracts	—	—	6,033	—	6,033
Unrealized depreciation on OTC swap agreements	2,847	—	692	4,023	7,562
OTC swap premiums received	2,736	—	—	—	2,736
	$5,583	$18	$10,448	$4,191	$20,240
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2015:
Net realized gain (loss) on:
Unaffiliated investments(2)	$—	$(145)	$2,487	$—	$2,342
Swap agreements	(800)	—	412	366	(22)
Foreign currency related items	—	—	(2,302)	—	(2,302)
Futures contracts	—	743	—	(1,914)	(1,171)
Written option contracts	—	—	1,780	—	1,780
	$(800)	$598	$2,377	$(1,548)	$627
Net change in unrealized appreciation (depreciation) on:
Investments(2)	$—	$(771)	$(3,045)	$—	$(3,816)
OTC swap agreements	(1,308)	29	1,747	(1,184)	(716)
Foreign currency related items	—	—	(6,263)	—	(6,263)
Futures contracts and centrally cleared swap agreements	—	116	—	1,607	1,723
Written option contracts	—	—	740	—	740
	$(1,308)	$(626)	$(6,821)	$423	$(8,332)

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2015

JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statements of Assets and	Financial			Total Collateral (7)
	Liabilities (3)	Instruments (4)	Collateral (5)	Net Amount (6)	Cash	Security
Derivative Assets by Counterparty*
BNP	$2,177	$(1,983)	$(194)	$—	$—	$590
BOA	519	(134)	(340)	45	—	340
CGM	804	(282)	—	522	—	—
CIT	3,886	(3,802)	(84)	—	753	—
DUB	4,929	(3,130)	(1,500)	299	1,500	—
GSC	1,311	(325)	—	986	—	—
GSI	2,385	(2,385)	—	—	—	3,560
JPM	7,119	(1,361)	(5,758)	—	6,940	—
MSC	1,220	(800)	(188)	232	—	188
SCB	3,322	(1,112)	(1,200)	1,010	1,200	—
Derivatives eligible for offset	$27,672	$(15,314)	$(9,264)	$3,094
Derivatives not eligible for offset	9,480				$—	$—
	$37,152
Derivative Liabilities by Counterparty*
BNP	$1,983	$(1,983)	$—	$—	$—	$—
BOA	134	(134)	—	—	—	—
CGM	282	(282)	—	—	—	—
CIT	3,802	(3,802)	—	—	—	—
DUB	3,130	(3,130)	—	—	—	—
GSC	325	(325)	—	—	—	—
GSI	4,389	(2,385)	—	2,004	—	—
JPM	1,361	(1,361)	—	—	—	—
MSC	800	(800)	—	—	—	—
SCB	1,112	(1,112)	—	—	—	—
Derivatives eligible for offset	$17,318	$(15,314)	$—	$2,004
Derivatives not eligible for offset	2,922				$2,301	$4,255
	$20,240

JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Average Derivative Volume(1)

	Cost of Options Purchased and Written	Notional Value at Purchase of Futures Contracts	Cost of Forward Foreign Currency Contracts	Notional Amount of Interest Rate Swap Agreements	Notional Amount of Cross Currency Swap Agreements	Notional Amount of Credit Default Swap Agreements	Notional Amount of Total Return Swap Agreements	Notional Amount of Non- Deliverable Bond Forwards
Average monthly volume	$6,664	$334,024	$847,380	$488,577	$90,704	$212,083	$2,313	$66,324

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2015

JNL/PIMCO Credit Income Fund Derivative Strategies - The Fund entered into option contracts to obtain exposure to or hedge changes in interest rates, inflation and foreign currencies and as a substitute for investment in physical securities.  The Fund entered into futures contracts to obtain exposure to or hedge changes in interest rates.  The Fund entered into forward foreign currency contracts to minimize foreign currency exposure on investment securities denominated in foreign currencies.  The Fund entered into interest rate swap agreements to manage duration, to obtain interest rate and yield curve exposure and as a substitute for investment in physical securities.  The Fund entered into credit default swap agreements to obtain credit exposure.

JNL/PIMCO Credit Income Fund - Derivative Instruments Categorized by Risk Exposure

	Credit	Equity	Foreign Exchange	Interest Rate	Total
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2015:
Assets:
Investments — unaffiliated, at value(2)	$—	$—	$—	$28	$28
Variation margin on financial derivative instruments	48	—	—	24	72
Forward foreign currency contracts	—	—	118	—	118
Unrealized appreciation on OTC swap agreements	79	—	—	35	114
OTC swap premiums paid	78	—	—	17	95
	$205	$—	$118	$104	$427
Liabilities:
Variation margin on financial derivative instruments	$—	$—	$—	$8	$8
Options written, at value	21	—	—	49	70
Forward foreign currency contracts	—	—	353	—	353
Unrealized depreciation on OTC swap agreements	116	—	—	51	167
OTC swap premiums received	210	—	—	12	222
	$347	$—	$353	$120	$820
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2015:
Net realized gain (loss) on:
Unaffiliated investments(2)	$—	$142	$—	$(105)	$37
Swap agreements	819	—	—	(279)	540
Foreign currency related items	—	—	24	—	24
Futures contracts	—	10	—	(179)	(169)
Written option contracts	30	109	31	170	340
	$849	$261	$55	$(393)	$772
Net change in unrealized appreciation (depreciation) on:
Investments(2)	$—	$2	$—	$95	$97
OTC swap agreements	(65)	—	—	175	110
Foreign currency related items	—	—	(307)	—	(307)
Futures contracts and centrally cleared swap agreements	(283)	—	—	125	(158)
Written option contracts	(16)	(7)	9	(65)	(79)
	$(364)	$(5)	$(298)	$330	$(337)

JNL/PIMCO Credit Income Fund - Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statements of Assets and	Financial			Total Collateral (7)
	Liabilities (3)	Instruments (4)	Collateral (5)	Net Amount (6)	Cash	Security
Derivative Assets by Counterparty*
BBP	$19	$(19)	$—	$—	$—	$—
BNP	36	(36)	—	—	—	—
BOA	14	(14)	—	—	—	—
CIT	11	(2)	—	9	—	—
CSI	23	(9)	—	14	—	—
DUB	10	(10)	—	—	—	—
GSB	57	(12)	—	45	—	—
GSC	19	(19)	—	—	—	—
GSI	6	(6)	—	—	—	—
JPM	14	(14)	—	—	—	—
MSC	42	(42)	—	—	—	—
MSS	9	(9)	—	—	—	—
Derivatives eligible for offset	$260	$(192)	$—	$68
Derivatives not eligible for offset	167			$—	$—
	$427

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2015

JNL/PIMCO Credit Income Fund - Derivative and Financial Instruments Eligible for Offset (continued)

	Gross Amount Presented in the Statements of Assets and	Financial			Total Collateral (7)
	Liabilities (3)	Instruments (4)	Collateral (5)	Net Amount (6)	Cash	Security
Derivative Liabilities by Counterparty*
BBP	$22	$(19)	$—	$3	$—	$—
BCL	7	—	—	7	—	—
BGI	1	—	—	1	—	—
BNP	89	(36)	(53)	—	—	321
BOA	35	(14)	—	21	—	—
CGM	1	—	—	1	—	—
CIT	2	(2)	—	—	—	—
CSI	9	(9)	—	—	—	—
DUB	30	(10)	—	20	—	—
GSB	12	(12)	—	—	—	—
GSC	25	(19)	—	6	—	—
GSI	6	(6)	—	—	—	—
JPM	37	(14)	—	23	—	—
MLP	6	—	—	6	—	—
MSC	65	(42)	—	23	—	—
MSS	28	(9)	—	19	—	—
UBS	215	—	(215)	—	—	289
Derivatives eligible for offset	$590	$(192)	$(268)	$130
Derivatives not eligible for offset	230				$1,298	$—
	$820

	Gross Amount Presented in the Statement of Assets and	Financial			Total Collateral (7)
	Liabilities (8)	Instruments (4)	Collateral (5)	Net Amount (8)	Cash	Security
Master Forward Agreement Transaction Assets by Counterparty*
BNP	$2,073	$(2,073)	$—	$—	$—	$—
JPM	1,059	(1,059)	—	—	—	—
	$3,132	$(3,132)	$—	$—

Master Forward Agreement Transaction Liabilities by Counterparty*
BNP	$2,123	$(2,073)	$—	$50	$—	$—
JPM	1,095	(1,059)	—	36	—	—
	$3,218	$(3,132)	$—	$86

JNL/PIMCO Credit Income Fund - Average Derivative Volume(1)

	Cost of Options Purchased and Written	Notional Value at Purchase of Futures Contracts	Cost of Forward Foreign Currency Contracts	Notional Amount of Interest Rate Swap Agreements	Notional Amount of Credit Default Swap Agreements	Notional Amount of Total Return Swap Agreements
Average monthly volume	$400	$44,518	$33,135	$18,061	$61,936	$—

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2015

JNL/PPM America Long Short Credit Fund Derivative Strategies - The Fund entered into futures contracts to obtain exposure to or hedge changes in interest and foreign currency rates.  The Fund entered into credit default swap agreements to provide a measure of protection against defaults of issuers, to obtain credit exposure and as a substitute for investment in physical securities.

JNL/PPM America Long Short Credit Fund - Derivative Instruments Categorized by Risk Exposure

	Credit	Equity	Foreign Exchange	Interest Rate	Total
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2015:
Assets:
Variation margin on financial derivative instruments	$—	$—	$60	$55	$115
Unrealized appreciation on OTC swap agreements	30	—	—	—	30
OTC swap premiums paid	1,360	—	—	—	1,360
	$1,390	$—	$60	$55	$1,505
Liabilities:
Variation margin on financial derivative instruments	$—	$—	$—	$—	$—
Unrealized depreciation on OTC swap agreements	135	—	—	—	135
OTC swap premiums received	1,082	—	—	—	1,082
	$1,217	$—	$—	$—	$1,217
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2015:
Net realized gain (loss) on:
Swap agreements	$3	$—	$—	$—	$3
Futures contracts	—	—	615	(3,988)	(3,373)
	$3	$—	$615	$(3,988)	$(3,370)
Net change in unrealized appreciation (depreciation) on:
OTC swap agreements	$16	$—	$—	$—	$16
Futures contracts and centrally cleared swap agreements	—	—	(88)	4,130	4,042
	$16	$—	$(88)	$4,130	$4,058

JNL/PPM America Long Short Credit Fund - Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statements of Assets and	Financial			Total Collateral (7)
	Liabilities (3)	Instruments (4)	Collateral (5)	Net Amount (6)	Cash	Security
Derivative Assets by Counterparty*
CGM	$25	$(17)	—	8	—	—
JPM	5	(5)	$—	$—	$—	$—
Derivatives eligible for offset	$30	$(22)	$—	$8
Derivatives not eligible for offset	1,475				$—	$—
	$1,505
Derivative Liabilities by Counterparty*
CGM	$17	$(17)	$—	$—	$—	$—
CSI	31	—	—	31	—	—
JPM	87	(5)	(82)	—	260	—
Derivatives eligible for offset	$135	$(22)	$(82)	$31
Derivatives not eligible for offset	1,082				$2,688	$—
	$1,217

JNL/PPM America Long Short Credit Fund - Average Derivative Volume(1)

	Cost of Options Purchased and Written	Notional Value at Purchase of Futures Contracts	Cost of Forward Foreign Currency Contracts	Notional Amount of Interest Rate Swap Agreements	Notional Amount of Credit Default Swap Agreements	Notional Amount of Total Return Swap Agreements
Average monthly volume	$—	$184,350	$—	$—	$54,286	$—

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2015

JNL/T. Rowe Price Capital Appreciation Fund Derivative Strategies - The Fund entered into option contracts to obtain exposure to or hedge changes in securities prices, to generate income and as a part of its overall investment strategy.  The Fund entered into futures contracts to gain exposure to certain markets and as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy.  The Fund entered into forward foreign currency contracts to minimize foreign currency exposure on investment securities denominated in foreign currencies.

JNL/T. Rowe Price Capital Appreciation Fund - Derivative Instruments Categorized by Risk Exposure

	Credit	Equity	Foreign Exchange	Interest Rate	Total
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2015:
Liabilities:
Options written, at value	$—	$234	$—	$—	$234
	$—	$234	$—	$—	$234
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2015:
Net realized gain (loss) on:
Futures contracts	$—	$406	$—	$—	$406
Foreign currency related items	—	—	33	—	33
Written option contracts	—	90	—	—	90
	$—	$496	$33	$—	$529
Net change in unrealized appreciation (depreciation) on:
Futures contracts and centrally cleared swap agreements	$—	$(49)	$—	$—	$(49)
Written option contracts	—	183	—	—	183
	$—	$134	$—	$—	$134

JNL/T. Rowe Price Capital Appreciation Fund - Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statements of Assets and	Financial			Total Collateral (7)
	Liabilities (3)	Instruments (4)	Collateral (5)	Net Amount (6)	Cash	Security
Derivative Liabilities by Counterparty*
CGM	$129	$—	$—	$129	$—	$—
MSC	77	—	—	77	—	—
Derivatives eligible for offset	$206	$—	$—	$206
Derivatives not eligible for offset	28		$—	$—
	$234

JNL/T. Rowe Price Capital Appreciation Fund - Average Derivative Volume(1)

	Cost of Options Purchased and Written	Notional Value at Purchase of Futures Contracts	Cost of Forward Foreign Currency Contracts	Notional Amount of Interest Rate Swap Agreements	Notional Amount of Credit Default Swap Agreements	Notional Amount of Total Return Swap Agreements
Average monthly volume	$179	$978	$388	$—	$—	$—

(1) The derivative instruments outstanding as of June 30, 2015, as disclosed in the Schedules of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period ended June 30, 2015, as disclosed in the Statements of Operations, also serve as indicators of the derivative volume for the Funds.

(2) Purchased options market value is reflected in Investments - unaffiliated, at value.  Realized gain (loss) and change in unrealized appreciation (depreciation) on purchased options are reflected in realized gain (loss) on unaffiliated investments and change in unrealized appreciation (depreciation) on investments, respectively, in the Statements of Operations.

(3) Amounts eligible for offset are presented gross in the Statements of Assets and Liabilities.

(4) Financial instruments eligible for offset but not offset in the Statements of Assets and Liabilities.

(5) Cash and security collateral not offset in the Statements of Assets and Liabilities.  For derivative assets and liabilities, amounts do not reflect over-collateralization.

(6) For assets, net amount represents the amount payable by the counterparty to the Fund in the event of default.  For liabilities, net amount represents the amount payable by the Fund to the counterparty in the event of default.

(7) Cash and security collateral pledged or segregated for derivative investments.  For assets, amount reflects collateral received from or segregated by the counterparty.  For liabilities, amount reflects collateral pledged or segregated by the Fund.  Collateral for derivatives not eligible for offset includes amounts pledged for margin purposes.

(8) Investment liabilities and assets include delayed delivery securities and secured borrowings.  Liabilities reflect amounts payable to the counterparty for the cost of the investment, assets reflect the market value of the investment and the net amount reflects net unrealized gain or loss.  The net unrealized gain or loss constitutes the amount which is subject to margin or collateral requirements as required under the Master Forward Agreement.

* Counterparties are defined on page 108 in the Schedules of Investments.

The derivative strategy for Funds which held only one type of derivative instrument during the period is as follows:  JNL/Epoch Global Shareholder Yield Fund entered into forward foreign currency contracts to gain directional exposure to currencies as part of its overall investment strategy.  JNL/FAMCO Flex Core Covered Call Fund entered into option contracts to obtain exposure to or hedge changes in securities prices, to generate income and as a part of its overall investment strategy.  JNL/Franklin Templeton Frontier Markets Fund entered into forward foreign currency contracts to settle security purchases and sales denominated in foreign currencies.  Due to the number of days between the foreign currency contract’s trade and settlement dates, the Adviser has deemed the foreign currency contracts as forward foreign currency contracts for accounting and financial reporting purposes.  JNL/Neuberger Berman Currency Fund entered into forward foreign currency contracts to gain directional exposure to currencies as part of its overall

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2015

investment strategy. JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund entered into futures contracts to gain exposure to certain markets and as a substitute for investment in physical securities.

The derivative instruments outstanding as of June 30, 2015, as disclosed in the Schedules of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period ended June 30, 2015, as disclosed in the Statements of Operations, also serve as indicators of the derivative volume for the Funds.  For Funds which held only one type of derivative during the period, the average monthly derivative volume (in thousands) is as follows:

	Notional Value at Purchase of Futures Contracts	Cost of Options Purchased and Written	Cost of Forward Foreign Currency Contracts
JNL/Epoch Global Shareholder Yield Fund	$—	$—	$2,411
JNL/FAMCO Flex Core Covered Call Fund	—	7,743	—
JNL/Franklin Templeton Frontier Markets Fund	—	—	88
JNL/Neuberger Berman Currency Fund	—	—	857,230
JNL/Neuberger Risk Balanced Commodity Strategy Fund	169,365	—	—

Pledged or Segregated Collateral - The following table summarizes cash and securities collateral (in thousands) for Funds for which collateral exists but was not presented in a Derivative and Financial Instruments Eligible for Offset table:

	Prime Broker	Counterparties	Futures Contracts Pledged or Segregated Cash	Securities Sold Short Securities Collateral Pledged	Repurchase Agreement Securities Collateral Pledged
JNL/BlackRock Global Long Short Credit Fund	N/A	CIT,JPM	$—	$—	$861
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund	N/A	GSC	9,295	—	—
JNL/Nicholas Convertible Arbitrage Fund	UBS	N/A	—	86,891	—

NOTE 7.  INVESTMENT RISKS AND REGULATORY MATTERS

Foreign Securities Risk - Investing in securities of foreign companies and foreign governments generally involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government.  These risks include the potential for revaluation of currencies, different accounting policies and future adverse political and economic developments.  Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices may be more volatile than those of securities of comparable U.S. companies and the U.S. government.

Sanctioned Securities Risk - Certain Funds may invest in securities issued by companies located in Russia.  The U.S. Government and other governments have placed sanctions on Russia.  When sanctions are placed on a country, the Fund may experience limitations on its investments, including the inability to dispose of securities in that country, the inability to settle securities transactions in that country and the inability to repatriate currency from that country.  Investments in sanctioned countries may be volatile, and the Fund and its pricing agent may have difficulty valuing such sanctioned country securities.  Investments in sanctioned countries are subject to a number of risks, including, but not limited to, liquidity risk, foreign securities risk and currency risk.

Convertible Securities Risk - A convertible security tends to perform more like a stock when the underlying stock price is high and more like a debt security when the underlying stock price is low.  A convertible security is not as sensitive to interest rate changes as a similar non-convertible debt security, and generally has less potential for gain or loss than the underlying stock.

Currency Risk - Investing directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, involves the risk that those currencies will decline in value relative to the base currency of a Fund, or, in the case of hedging positions, that a Fund’s base currency will decline in value relative to the currency being hedged.  Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, general economics of a country, actions (or inaction) of U.S. governments or banks, foreign governments, central banks or supranational entities such as the International Monetary Fund, the imposition of currency controls or other political developments in the U.S. or abroad.

Market, Credit and Counterparty Risk - In the normal course of business, the Funds trade financial instruments and enter into financial transactions where the risk of potential loss exists due to changes in the market (“market risk”) or failure of the other party to a transaction to perform (“credit risk”).  Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.  Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will default.  Financial assets, which potentially expose the Funds to credit risk, consist principally of investments and cash due from counterparties (“counterparty risk”).  The extent of the Funds’ exposure to credit and counterparty risks in respect to these financial assets is incorporated within their carrying value as recorded in the Funds’ Statements of Assets and Liabilities.  For certain derivative contracts, the potential loss could exceed the value of the financial assets recorded in the financial statements.

Emerging Market Securities Risk - Investing in securities of emerging market countries generally involves greater risk than investing in foreign securities in developed markets.  Emerging market countries typically have economic and political systems that are less fully developed and are likely to be less

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2015

stable than those in more advanced countries.  These risks include the potential for government intervention, adverse changes in earnings and business prospects, liquidity, credit and currency risks, and price volatility.

Participatory Note Risk - The JNL/Franklin Templeton Frontier Markets Fund invests in P-Notes.  P-Notes may contain various risks including the potential inability of the counterparty to fulfill its obligations under the terms of the contract.  An issuer of P-Notes may fail to make interest payments and repay principal when due, in whole or in part. Changes in an issuer’s financial strength or credit rating may affect a security’s value. These securities may be more volatile and less liquid than other investments held by a Fund.

Master Limited Partnership Risk - Investment in MLPs involves some risks that differ from an investment in the common stock of a corporation.  Holders of MLPs have limited control on matters affecting the partnership.  Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles.  MLPs holding credit-related investments are subject to interest rate risk and the risk of default on payment obligations by debt issuers.  MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region.

Senior and Junior Loan Risk - When a Fund invests in a loan or participation, the Fund is subject to the risk that an intermediate participant between the Fund and the borrower will fail to meet its obligations to the Fund, in addition to the risk that the borrower under the loan may default on its obligations.  Senior and Junior loans typically are of below investment grade quality and have below investment grade credit ratings, which ratings are associated with securities having high risk and speculative characteristics.  The Fund is also subject to the risk that the agent bank administering the loan may fail to meet its obligations.

NOTE 8.  INVESTMENT ADVISORY FEES AND TRANSACTIONS WITH AFFILIATES

Advisory and Administrative Fees - The Trust has an investment advisory and management agreement with JNAM, whereby JNAM provides investment management services.  Each Fund pays JNAM an annual fee, accrued daily and paid monthly, based on a specified percentage of the average daily net assets of each Fund.  A portion of this fee is paid by JNAM to the Sub-Advisers as compensation for their services.

JNAM also serves as the “Administrator” to the Funds.  The Funds pay an administrative fee based on the average daily net assets of each Fund, accrued daily and paid monthly.  In return for the administrative fee, JNAM provides or procures all necessary administrative functions and services for the operation of the Funds.  In addition, JNAM, at its own expense, arranges for legal, audit, fund accounting, transfer agency, custody (except overdraft and interest expense), printing and mailing, a portion of the Chief Compliance Officer costs, and all other services necessary for the operation of each Fund.  Each Fund is responsible for trading expenses including brokerage commissions, interest and taxes, other non-operating expenses, registration fees, licensing costs, directors and officers insurance, the fees and expenses of the disinterested Trustees and independent legal counsel to the disinterested Trustees, and a portion of the costs associated with the Chief Compliance Officer.

The following schedule indicates the advisory fee and the administrative fee each Fund is currently obligated to pay JNAM.

	Advisory Fee (b-billions)		Administrative
	$0 to $1b	Over $1b	Fee(1)
JNLTactical ETF Conservative Fund	0.75%	0.70%	0.15%
JNL Tactical ETF Moderate Fund	0.75	0.70	0.15
JNL Tactical ETF Growth Fund	0.75	0.70	0.15
JNL/AQR Risk Parity Fund	0.85	0.80	0.15
JNL/BlackRock Global Long Short Credit Fund	0.95	0.90	0.15
JNL/DFA U.S. Micro Cap Fund	0.80	0.75	0.15
JNL/DoubleLine Total Return Fund	0.50	0.45	0.15
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund	0.95	0.90	0.15
JNL/Epoch Global Shareholder Yield Fund	0.70	0.65	0.15
JNL/FAMCO Flex Core Covered Call Fund	0.60	0.55	0.15
JNL/Franklin Templeton Frontier Markets Fund	1.40	1.35	0.15
JNL/Franklin Templeton Natural Resources Fund	0.80	0.75	0.15
JNL/Lazard International Strategic Equity Fund	0.80	0.75	0.15
JNL/Neuberger Berman Currency Fund	0.70	0.65	0.15
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund	0.60	0.55	0.15
JNL/Nicholas Convertible Arbitrage Fund	0.85	0.80	0.15
JNL/PIMCO Credit Income Fund	0.40	0.35	0.15
JNL/PPM America Long Short Income Fund	0.95	0.90	0.15
JNL/T. Rowe Price Capital Appreciation Fund	0.70	0.65	0.15
JNL/The Boston Company Equity Income Fund	0.55	0.50	0.15
JNL/The London Company Focused U.S. Equity Fund	0.70	0.65	0.15
JNL/Van Eck International Gold Fund	0.80	0.75	0.15
JNL/WCM Focused International Equity Fund	0.80	0.75	0.15

(1) Prior to April 27, 2015, the Funds paid an administrative fee of 0.20%.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2015

Fee Waiver - Pursuant to contractual fee waiver agreements, JNAM agreed to waive a portion of its advisory fees for each of the following Funds.  None of the waived advisory fees can be recaptured by JNAM.  The amount of waived expenses for each Fund is recorded as an expense waiver in each Fund’s Statement of Operations.  The following table presents current and prior advisory fee waivers as a percentage of average daily net assets.

	Effective April 27, 2015	Prior to April 27, 2015
JNL Tactical ETF Conservative Fund	0.45%	0.30%
JNL Tactical ETF Moderate Fund	0.45	0.30
JNL Tactical ETF Growth Fund	0.45	0.30
JNL/AQR Risk Parity Fund	0.10	0.20
JNL/DoubleLine Total Return Fund	0.02	0.12
JNL/PPM America Long Short Income Fund	0.25	0.00
JNL/T. Rowe Price Capital Appreciation Fund	0.03	0.13
JNL/The London Company Focused U.S. Equity Fund	0.01	0.11
JNL/WCM Focused International Equity Fund	0.00	0.02

Distribution Fees - The Trust has adopted a Distribution Plan (the “Plan”) pursuant to the provisions of Rule 12b-1 under the 1940 Act.  Pursuant to the Plan, the Funds will pay a distribution and/or service fee (“Rule 12b-1 fee”) to Jackson National Life Distributors LLC (the “Distributor” or “JNLD”), an affiliate of the Adviser, for the purpose of reimbursement of certain distribution, administrative, or related service expenses from the sale and distribution of each Fund’s shares.  To the extent consistent with existing law and the Plan, JNLD may use the Rule 12b-1 fees to reimburse or compensate broker-dealers, administrators or others for providing distribution, administrative or other services.  Under the Plan, each Fund accrues the Rule 12b-1 fee daily, at the maximum annual rate of 0.20% of the average daily net assets of the Fund, and pays the fee monthly to JNLD.  Prior to April 27, 2015, the maximum annual Rule 12b-1 fee allowed was 0.25% of the average daily net assets of the Fund.  JNLD also is the principal underwriter of the variable annuity insurance products issued by Jackson and its subsidiaries.  Amounts charged pursuant to the Plan are reflected as 12b-1 fees in each Fund’s Statement of Operations.

Directed Brokerage Commissions - A Sub-Adviser may allocate a portion of a Fund’s equity security transactions (subject to obtaining best execution of each transaction) through certain designated broker/dealers which will rebate a portion of the brokerage commissions to that Fund.  Any amount credited to the Fund is reflected as brokerage commissions recaptured in the Statements of Operations.

Deferred Compensation Plan - The Funds adopted a Deferred Compensation Plan whereby a disinterested Trustee may defer the receipt of all or a portion of their compensation.  These deferred amounts, which remain as liabilities of the Funds, are treated as if invested and reinvested in shares of one or more funds at the discretion of the applicable Trustee.  These amounts represent general, unsecured liabilities of the Funds and vary according to the total returns of the selected Funds.  Liabilities related to deferred balances are included in payable for trustee fees in the Statements of Assets and Liabilities.  Increases or decreases related to the changes in value of deferred balances are included in trustee fees set forth in the Statements of Operations.

Investments in Affiliates - During the period ended June 30, 2015, certain Funds invested in the JNL Money Market Fund, which is managed by JNAM.  The JNL Money Market Fund is offered as a cash management tool to the Funds and their affiliates and is not available for direct purchase by members of the public.  JNAM serves as the Adviser and Administrator for JNL Money Market Fund.  JNL/BlackRock Global Long Short Credit Fund invested in the iShares iBoxx High Yield Corporate Bond ETF, which is an affiliate of the Fund’s Sub-Adviser.  JNL/T. Rowe Price Capital Appreciation Fund invested in T. Rowe Price Reserves Investment Fund as a cash management tool and T. Rowe Price Institutional Floating Rate Fund, which are affiliates of the Fund’s Sub-Adviser.  The total value and cost of such affiliated investments is disclosed separately in the Statements of Assets and Liabilities, and the associated income and realized gain (loss) are disclosed separately in the Statements of Operations.

The following table details cash management investments in affiliates held at June 30, 2015.  There was no realized gain or loss relating to transactions in these investments during the period ended June 30, 2015.

	JNL Money Market Fund
Fund	Beginning Amortized Cost	Ending Amortized Cost	Dividend Income
JNL Tactical Advantage 35 Fund	$624	$447	$—
JNL Tactical Advantage 60 Fund	—	1,173	—
JNL Tactical Advantage 75 Fund	300	832	—
JNL/AQR Risk Parity Fund	16,500	16,500	—
JNL/BlackRock Global Long Short Credit Fund	26,633	40,500	—
JNL/DFA U.S. Micro Cap Fund	32	852	—
JNL/DoubleLine Total Return Fund	86,863	65,205	—
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund	51,674	88,184	1
JNL/Epoch Global Shareholder Yield Fund	1,522	7,482	—
JNL/FAMCO Flex Core Covered Call Fund	4,882	4,549	—
JNL/Franklin Templeton Frontier Markets Fund	2,470	1,722	—
JNL/Franklin Templeton Natural Resources Fund	2,057	2,229	—
JNL/Lazard International Strategic Equity Fund	5,994	4,060	—
JNL/Neuberger Berman Currency Fund	9,965	23,870	—
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund	628	431	—

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2015

	JNL Money Market Fund
Fund	Beginning Amortized Cost	Ending Amortized Cost	Dividend Income
JNL/Nicholas Convertible Arbitrage Fund	$16,289	$33,710	$—
JNL/PIMCO Credit Income Fund	817	—	—
JNL/PPM America Long Short Credit Fund	—	19,253	—
JNL/T. Rowe Price Capital Appreciation Fund	2,056	2,777	—
JNL/The Boston Company Equity Income Fund	569	642	—
JNL/The London Company Equity Income Fund	—	4,157	—
JNL/Van Eck International Gold Fund	2,862	489	—
JNL/WCM Focused International Equity Fund	—	9,110	—

	T. Rowe Price Reserves Investment Fund
Fund	Beginning Amortized Cost	Ending Amortized Cost	Dividend Income
JNL/T. Rowe Price Capital Appreciation Fund	$16,536	$28,969	$7

The following table details each Fund’s long term investments in affiliates held during the period ended June 30, 2015.

Fund	Affiliate	Value Beginning of Period	Purchases	Sales Proceeds	Dividend Income	Realized Gain	Value End of Period
JNL/BlackRock Global Long Short Credit Fund	iShares iBoxx High Yield Corporate Bond ETF	$—	$373	$368	$—	$(5)	$—
JNL/T. Rowe Price Capital Appreciation Fund	T. Rowe Price Institutional Floating Rate Fund	1,017	23	—	22	—	1,050

NOTE 9.  BORROWING ARRANGEMENTS

The Trust entered into a Syndicated Credit Agreement (“SCA”) with a group of lenders. The Funds participate in the SCA with other funds managed by JNAM in a credit facility which is available solely to finance shareholder redemptions or for other temporary or emergency purposes.  The Funds may borrow up to the lesser of $450,000,000, the amount available under the facility; the limits set for borrowing by the Funds’ prospectuses and the 1940 Act; or an amount prescribed within the SCA.  Interest on borrowings is payable at the Federal Funds Rate plus the amount by which the one month London Interbank Offer Rate (“LIBOR”) exceeds the Federal Funds rate plus 1.00% on an annualized basis.  The Funds pay an annual fee of 0.10% of the available commitments and an annual administration fee to JPM Chase.  Prior to June 5, 2015, the Funds paid an annual fee of 0.075% of the available commitments and an annual administration fee to JPM Chase.  These expenses are allocated to the participating Funds based on each Fund’s net assets as a percentage of the participating Funds’ total net assets and are included in other expenses in each Fund’s Statement of Operations.  No amounts were borrowed under the facility during the year.

NOTE 10.  FUND ACQUISITIONS

Tax Free Exchange - The following tables include information (in thousands) relating to an acquisition completed on April 27, 2015.  The acquisition was completed by a tax free exchange of shares for the acquired and acquiring Funds indicated below pursuant to a plan of reorganization approved by the Board at a meeting held on January 8 and 12, 2015.  The purpose of the acquisition was to combine Funds with comparable investment objectives and strategies.  For financial reporting purposes, shares were issued at NAV based on the fair value of the assets received by the acquiring Fund.  Immediately prior to the reorganization, the acquired Fund sold its investments and held no investments, as a result, there was no cost basis or market value for investments carried forward to the acquiring Fund.

		Acquired Fund		Acquiring Fund
Acquired Fund	Acquiring Fund	Net Assets on Acquisition Date	Shares Outstanding on Acquisition Date	Net Assets on Acquisition Date	Shares Outstanding on Acquisition Date	Shares of Acquiring Fund Issued in Exchange
Curian/UBS Global Long Short Fixed Income Opportunities Fund	JNL/BlackRock Long Short Credit Fund	$15,824	1,711	$446,617	43,011	1,525

Assuming the April 27, 2015 acquisitions had been completed on January 1, 2015, the acquiring Fund’s pro forma results of operations (in thousands) for the period ended June 30, 2015, would have been:

Acquiring Fund	Net Investment Income	Net Realized Loss	Net Change In Unrealized Appreciation/ (Depreciation)	Net Increase in Net Assets from Operations
JNL/BlackRock Long Short Credit Fund	$5,309	$(641)	$(1,536)	$3,132

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of net investment income (loss) and net realized and unrealized gain (loss) of the acquired Fund that has been included in the acquiring Fund’s Statements of Operations since April 27, 2015 for the acquisition.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2015

Taxable Exchange - The following tables include information (in thousands) relating to an acquisition that was completed on April 27, 2017 by a taxable exchange of shares for the acquired and acquiring Funds indicated below pursuant to a plan of reorganization approved by the Board at a meeting held on January 8 and 12, 2015.  The purpose of the acquisition was to combine Funds with comparable investment objectives and strategies.  For financial reporting purposes, shares were issued at NAV based on the fair value of the assets received by the acquiring Fund.  The cost basis for investments in the acquired Fund was carried forward to the acquiring Fund at the market value of the investments.

		Acquired Fund		Acquiring Fund
Acquired Fund	Acquiring Fund	Net Assets on Acquisition Date	Shares Outstanding on Acquisition Date	Net Assets on Acquisition Date	Shares Outstanding on Acquisition Date	Shares of Acquiring Fund Issued in Exchange
Curian/Pinebridge Merger Arbitrage Fund	JNL/Nicholas Convertible Arbitrage Fund	$65,802	6,668	$430,390	40,981	6,268

Assuming the April 27, 2015 acquisition had been completed on January 1, 2015, the acquiring Fund’s pro forma results of operations (in thousands) for the period ended June 30, 2015, would have been:

Acquiring Fund	Net Investment Loss	Net Realized Gain	Net Change in Unrealized Appreciation/ (Depreciation)	Net Increase in Net Assets from Operations
JNL/Nicholas Convertible Arbitrage Fund	$(6,936)	$14,502	$(362)	$7,204

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of net investment income (loss) and net realized and unrealized gain (loss) of the acquired Fund that has been included in the acquiring Fund’s Statements of Operations since April 27, 2015 for the acquisition.

NOTE 11.  INCOME TAX MATTERS

Each Fund is a separate taxpayer for federal income tax purposes.  Each Fund intends to qualify as a RIC and to distribute substantially all net investment income and net capital gains, if any, to its shareholders and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies.  Therefore, no federal income tax provision is required.  Under current tax law, interest, dividends and capital gains paid by the Funds are not currently taxable to shareholders when left to accumulate within a variable annuity contract or variable life insurance policies.

The following information is presented on an income tax basis.  Differences between amounts for financial statements and federal income tax purposes are primarily due to timing and character differences in recognizing certain gains and losses on investment transactions.  Permanent differences between financial statement and federal income tax reporting are reclassified within the capital accounts based on their federal income tax treatment.  Temporary differences do not require reclassification.  Permanent differences may include but are not limited to the following:  foreign currency reclassifications, premium amortization or paydown reclassifications, reclassifications on the sale of passive foreign investment company (“PFIC”) or REIT securities, net operating losses, accounting treatment of notional principal contracts and distribution adjustments.  These reclassifications have no impact on net assets.

At December 31, 2014, the Funds’ last fiscal year end, the following Funds had net capital loss carryforwards (in thousands) available for U.S. federal income tax purposes to offset future net realized capital gains.  Details of the capital loss carryforwards are listed in the table below.

	No Expiration
	Short Term	Long Term	Total
JNL/DoubleLine Total Return Fund	$2,036	$—	$2,036
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund	—	716	716
JNL/Lazard International Strategic Equity Fund	675	—	675
JNL/Nicholas Convertible Arbitrage Fund	7,609	—	7,609
JNL/PIMCO Credit Income Fund	11	296	307
JNL/PPM America Long Short Credit Fund	2,716	8,403	11,119
JNL/Van Eck International Gold Fund	12,294	30,226	42,520
JNL/WCM Focused International Equity Fund	1,198	—	1,198

As of June 30, 2015, the cost of investments and the components of net unrealized appreciation/(depreciation) (in thousands) were as follows:

	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
JNL Tactical ETF Conservative Fund	$61,803	$35	$(1,581)	$(1,546)
JNL Tactical ETF Moderate Fund	183,418	35	(4,557)	(4,522)
JNL Tactical ETF Growth Fund	140,798	4	(4,221)	(4,217)
JNL/AQR Risk Parity Fund	157,167	188	(2,541)	(2,353)
JNL/BlackRock Global Long Short Credit Fund	580,987	4,359	(24,743)	(20,384)
JNL/DFA U.S. Micro Cap Fund	75,751	21,680	(7,417)	14,263
JNL/DoubleLine Total Return Fund	1,431,131	23,605	(9,160)	14,445

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2015

	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund	$489,987	$8,903	$(26,438)	$(17,535)
JNL/Epoch Global Shareholder Yield Fund	140,287	2,699	(7,977)	(5,278)
JNL/FAMCO Flex Core Covered Call Fund	202,279	20,971	(5,820)	15,151
JNL/Franklin Templeton Frontier Markets Fund	17,527	2,074	(2,236)	(162)
JNL/Franklin Templeton Natural Resources Fund	47,441	749	(10,931)	(10,182)
JNL/Lazard International Strategic Equity Fund	123,260	12,156	(3,337)	8,819
JNL/Neuberger Berman Currency Fund	224,886	16	(17)	(1)
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund	139,283	20	(101)	(81)
JNL/Nicholas Convertible Arbitrage Fund
Long Investments	517,450	17,691	(17,432)	259
Short Investments	189,949	28,197	(21,561)	6,636
JNL/PIMCO Credit Income Fund	134,463	1,420	(2,930)	(1,510)
JNL/PPM America Long Short Credit Fund	354,083	3,692	(16,895)	(13,203)
JNL/T. Rowe Price Capital Appreciation Fund	218,208	8,189	(3,136)	5,053
JNL/The Boston Company Equity Income Fund	65,616	5,628	(2,480)	3,148
JNL/The London Company Focused U.S. Equity Fund	126,924	8,435	(6,003)	2,432
JNL/Van Eck International Gold Fund	69,251	1,523	(25,065)	(23,542)
JNL/WCM Focused International Equity Fund	307,732	21,859	(14,206)	7,653

The tax character of distributions paid (in thousands) during the Funds’ fiscal year ended December 31, 2014 was as follows:

	Net Ordinary Income*	Long-term Capital Gain**	Return of Capital
JNL Tactical ETF Conservative Fund	$1,539	$79	$—
JNL Tactical ETF Moderate Fund	4,256	293	—
JNL Tactical ETF Growth Fund	4,360	256	—
JNL/AQR Risk Parity Fund	3,241	3,052	—
JNL/DFA U.S. Micro Cap Fund	4,811	2,862	—
JNL/DoubleLine Total Return Fund	3,136	—	—
JNL/Epoch Global Shareholder Yield Fund	924	102	—
JNL/FAMCO Flex Core Covered Call Fund	60	—	—
JNL/Franklin Templeton Frontier Markets Fund	6,616	2,447	—
JNL/Franklin Templeton Natural Resources Fund	8,963	5,152	—
JNL/Lazard International Strategic Equity Fund	53	—	—
JNL/Nicholas Convertible Arbitrage Fund	3,519	7,704	—
JNL/PIMCO Credit Income Fund	34	—	—
JNL/PPM America Long Short Credit Fund	8,311	3,191	—
JNL/T. Rowe Price Capital Appreciation Fund	3,294	102	—
JNL/The Boston Company Equity Income Fund	1,049	1,005	—
JNL/The London Company Focused U.S. Equity Fund	38	—	—
JNL/Van Eck International Gold Fund	230	—	—
JNL/WCM Focused International Equity Fund	35	—	—

*   Net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.

** The Funds designated as a long-term capital gain dividend, pursuant to the Internal Revenue Code section 852(b)(3), the amount necessary to reduce earnings and profits of the Funds related to net capital gains to zero for the year ended December 31, 2014.

FASB ASC Topic 740 “Income Taxes” provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements.  FASB ASC Topic 740 requires the evaluation of tax positions taken or expected to be taken in the course of preparing each Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.  Tax positions not deemed to meet the “more-likely-than-not” threshold would result in the Funds recording a tax expense in the current period.  FASB ASC Topic 740 requires that management evaluate the tax positions taken in the 2012, 2013 and 2014 returns which remain subject to examination by the Internal Revenue Service and certain other jurisdictions.  Management completed an evaluation of the Funds’ tax positions and based on that evaluation, determined that no provision for federal income tax was required in the Funds’ financial statements during the period ended June 30, 2015.

NOTE 12.  SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Funds through the date the financial statements are issued and the following event occurred:

At a meeting held May 14, 2015, the Board voted to approve the followings mergers effective after close of business on September 25, 2015, subject to shareholder approval by the acquired Funds.

Acquired Fund	Acquiring Fund
JNAM Guidance — Equity Income Fund	JNL/The Boston Company Equity Income Fund
JNL/Franklin Templeton Natural Resources Fund	JNL/BlackRock Commodity Securities Strategy Fund

No other events were noted that required adjustments to the financial statements or disclosures in the notes.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Additional Disclosures

June 30, 2015

Disclosure of Fund Expenses.  Shareholders incur ongoing costs, which include costs for portfolio management, administrative services, Rule 12b-1 fees of certain Funds and other operating expenses.  Operating expenses such as these are deducted from each Fund’s gross income and directly reduce the final investment return.  These expenses are expressed as a percentage of the Fund’s average net assets; this percentage is known as the Fund’s expense ratio.  The examples below use the expense ratio and are intended to help the investor understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.  The examples do not reflect the expenses of the variable insurance contracts or the separate account.  Total expenses would be higher if these expenses were included.

Expenses Using Actual Fund Return.  This section provides information about the actual account values and actual expenses incurred by the Fund.  Use the information in this section, together with the amount invested, to estimate the expenses paid over the period.  Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses paid during this period.

Expenses Using Hypothetical 5% Return.  This section provides information that can be used to compare each Fund’s costs with those of other mutual funds.  It assumes that the Fund’s expense ratio for the period is unchanged and assumes an annual 5% return before expenses, which is not the Fund’s actual return.  This example is useful in making comparisons because the SEC requires all mutual funds to make the 5% calculation.

	Expenses Using Actual Fund Return				Expenses Using Hypothetical 5% Return
	Beginning Account Value 1/1/2015	Ending Account Value 6/30/2015	Annualized Net Expense Ratios	Expenses Paid During Period	Beginning Account Value 1/1/2015	Ending Account Value 6/30/2015	Annualized Net Expense Ratios	Expenses Paid During Period
JNL Tactical ETF Conservative Fund
	$1,000.00	$1,018.00	0.82%	$4.10	$1,000.00	$1,020.72	0.82%	$4.11
JNL Tactical ETF Moderate Fund
	1,000.00	1,026.00	0.82	4.12	1,000.00	1,020.72	0.82	4.11
JNL Tactical ETF Growth Fund
	1,000.00	1,034.60	0.82	4.14	1,000.00	1,020.72	0.82	4.11
JNL/AQR Risk Parity Fund
	1,000.00	1,005.70	1.12	5.57	1,000.00	1,019.24	1.12	5.61
JNL/BlackRock Global Long Short Credit Fund
	1,000.00	1,006.80	1.92	9.55	1,000.00	1,015.28	1.92	9.59
JNL/DFA U.S. Micro Cap Fund
	1,000.00	1,034.10	1.24	6.25	1,000.00	1,018.65	1.24	6.21
JNL/DoubleLine Total Return Fund
	1,000.00	1,006.60	0.83	4.13	1,000.00	1,020.69	0.83	4.16
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund
	1,000.00	1,029.10	1.45	7.30	1,000.00	1,017.59	1.45	7.25
JNL/Epoch Global Shareholder Yield Fund
	1,000.00	977.20	1.11	5.44	1,000.00	1,019.29	1.11	5.56
JNL/FAMCO Flex Core Covered Call Fund
	1,000.00	997.60	1.03	5.10	1,000.00	1,019.69	1.03	5.16
JNL/Franklin Templeton Frontier Markets Fund
	1,000.00	953.20	1.89	9.15	1,000.00	1,015.44	1.89	9.44
JNL/Franklin Templeton Natural Resources Fund
	1,000.00	993.30	1.24	6.13	1,000.00	1,018.65	1.24	6.21
JNL/Lazard International Strategic Equity Fund
	1,000.00	1,095.40	1.23	6.39	1,000.00	1,018.70	1.23	6.16
JNL/Neuberger Berman Currency Fund
	1,000.00	996.10	1.12	5.54	1,000.00	1,019.24	1.12	5.61
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund
	1,000.00	971.60	1.03	5.04	1,000.00	1,019.69	1.03	5.16
JNL/Nicholas Convertible Arbitrage Fund
	1,000.00	1,020.60	1.69	8.47	1,000.00	1,016.39	1.69	8.45
JNL/PIMCO Credit Income Fund
	1,000.00	1,003.70	0.83	4.12	1,000.00	1,020.69	0.83	4.16
JNL/PPM America Long Short Credit Fund
	1,000.00	1,013.40	1.13	5.64	1,000.00	1,019.20	1.13	5.66
JNL/T. Rowe Price Capital Appreciation Fund
	1,000.00	1,034.30	1.03	5.20	1,000.00	1,019.69	1.03	5.16
JNL/The Boston Company Equity Income Fund
	1,000.00	1,013.90	0.98	4.89	1,000.00	1,019.95	0.98	4.91
JNL/The London Company Focused U.S. Equity Fund
	1,000.00	1,029.10	1.05	5.28	1,000.00	1,019.59	1.05	5.26

	Expenses Using Actual Fund Return				Expenses Using Hypothetical 5% Return
	Beginning Account Value 1/1/2015	Ending Account Value 6/30/2015	Annualized Net Expense Ratios	Expenses Paid During Period	Beginning Account Value 1/1/2015	Ending Account Value 6/30/2015	Annualized Net Expense Ratios	Expenses Paid During Period
JNL/Van Eck International Gold Fund
	$1,000.00	$938.50	1.24%	$5.96	$1,000.00	$1,018.65	1.24%	$6.21
JNL/WCM Focused International Equity Fund
	1,000.00	1,062.40	1.21	6.19	1,000.00	1,018.81	1.21	6.06

Expenses paid during the period are equal to the annualized net expense ratio, multiplied by the average account value over the period, then multiplied by 181/365 (to reflect the most recent 6-month period).

Quarterly Portfolio Holdings.  The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov.  The Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.  It is also available upon request from the registrant by calling the Funds toll-free at 1-866-255-1935.

Proxy Voting Policies and Procedures and Proxy Voting Record.  A description of the Policy of the Funds’ Adviser (and sub-advisers) used to vote proxies relating to the portfolio securities and information on how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2015, are available (1) without charge, upon request by calling 1-800-873-5654 (Annuity Service Center), 1-800-599-5651 (NY Annuity Service Center) or 1-800-777-7779 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), (2) by writing Jackson Variable Series Trust, P.O. Box 30314, Lansing, Michigan 48909-7814 (3) on Jackson National Life Insurance Company’s or Jackson National Life Insurance Company of New York’s website at www.jackson.com, and (4) on the SEC’s website at www.sec.gov.

TRUSTEES AND OFFICERS OF JACKSON VARIABLE SERIES TRUST (“TRUST”)

The Independent Trustees received the following compensation for their services during the six-month period ended June 30, 2015:

TRUSTEE/OFFICER	AGGREGATE COMPENSATION FROM THE TRUST(1)	PENSION OR RETIREMENT BENEFITS ACCRUED AS PART OF TRUST EXPENSES	ESTIMATED ANNUAL BENEFITS UPON RETIREMENT	TOTAL COMPENSATION FROM THE TRUST AND FUND COMPLEX(1)
David W. Agostine	$88,125	$0	$0	$110,000
Gregory P. Contillo	$79,975	$0	$0	$100,000
Dylan E. Taylor	$73,850	$0	$0	$92,500
Mark S. Wehrle	$81,198	$0	$0	$101,500	(2)
Scot T. Wetzel	$79,975	$0	$0	$100,000

(1) The fees paid to the Independent Trustees are paid for combined service on the Boards of the Trust and Curian Series Trust (the “Fund Complex”).   The fees are allocated to the Funds and affiliated investment companies on a pro-rata basis based on net assets.  The total fees paid to all the Independent Trustees from the Trust and Fund Complex are $504,000.

(2) Amount includes $16,240 deferred by Mr. Wehrle.

Neither the Trust nor any other investment company in the Fund Complex has adopted any plan providing pension or retirement benefits for Trustees.

The Statement of Additional Information includes additional information about Fund Trustees and may be obtained at no charge by calling 1-800-873-5654 (Annuity and Life Service Center), 1-800-599-5651 (NY Annuity and Life Service Center), 1-800-777-7779 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), by writing Jackson Variable Series Trust, P.O. Box 30314, Lansing, Michigan 48909-7814 or by visiting www.jackson.com.

RESULTS OF SPECIAL MEETING OF SHAREHOLDERS

On April 2, 2015, a special meeting of shareholders (“Meeting”) of each of the Funds in the Jackson Variable Series Trust (the “Trust”) was held at the offices of Jackson National Life Insurance Company, 1 Corporate Way, Lansing, Michigan 48951. The Meeting was held for the following purpose (and with the following results):

Proposal No. 1: To vote on the election of the following six individuals as Trustees of the Trust: David W. Agostine, Gregory P. Contillo, Dylan E. Taylor, Mark S. Wehrle, Scot T. Wetzel and Mark D. Nerud.

Trustee Name	For	Against	Abstain	Total
David W. Agostine	783,586,842.094	28,206,044.354	0.000	811,792,886.448
Gregory P. Contillo	783,355,502.021	28,437,384.427	0.000	811,792,886.448
Dylan E. Taylor	783,981,084.277	27,811,802.171	0.000	811,792,886.448
Mark S. Wehrle	784,371,566.407	27,421,320.041	0.000	811,792,886.448
Scot T. Wetzel	783,322,571.927	28,470,314.521	0.000	811,792,886.448
Mark. D. Nerud	783,195,265.270	28,597,621.178	0.000	811,792,886.448

Proposal No. 2: To approve a new investment advisory and management agreement with Jackson National Asset Management, LLC (“JNAM”).

Fund Name	For	Against	Abstain	Total
Curian Dynamic Risk Advantage — Diversified Fund	22,611,528.350	123,103.388	3,740,477.926	26,475,109.664
Curian Dynamic Risk Advantage — Growth Fund	5,992,225.330	68,724.689	665,020.432	6,725,970.451
Curian Dynamic Risk Advantage — Income Fund	14,934,168.931	436,549.597	1,670,143.742	17,040,862.269
Curian Focused International Equity Fund	15,840,799.344	1,118,161.175	5,515,686.351	22,474,646.869
Curian Focused U.S. Equity Fund	7,289,931.198	6.714	65,203.388	7,355,141.300
Curian Guidance — Alt 100 Conservative Fund	3,361,473.079	158,606.232	152,687.512	3,672,766.823
Curian Guidance — Alt 100 Growth Fund	9,424,477.062	161,899.368	958,164.378	10,544,540.808
Curian Guidance — Alt 100 Moderate Fund	29,824,514.964	553,379.615	2,488,960.946	32,866,855.524
Curian Guidance — Conservative Fund	8,646,408.799	502,777.613	826,148.858	9,975,335.270
Curian Guidance — Equity 100 Fund	5,784,552.293	9,922.562	586,075.155	6,380,550.011
Curian Guidance — Equity Income Fund	5,146,611.904	127,754.795	345,567.293	5,619,933.993
Curian Guidance — Fixed Income 100 Fund	3,827,817.216	4,820.585	356,717.319	4,189,355.120
Curian Guidance — Growth Fund	13,009,750.228	180,861.812	1,991,954.796	15,182,566.836
Curian Guidance — Institutional Alt 65 Fund	10,345,557.373	519,543.617	652,517.520	11,517,618.511
Curian Guidance — Interest Rate Opportunities Fund	4,630,271.913	32,721.671	528,841.491	5,191,835.075
Curian Guidance — International Conservative Fund	420,069.140	1,373.594	109,921.946	531,364.680
Curian Guidance — International Growth Fund	783,226.225	1,505.268	63,352.148	848,083.641
Curian Guidance — International Moderate Fund	1,000,866.085	16,047.426	151,682.580	1,168,596.091
Curian Guidance — Maximum Growth Fund	8,563,143.638	625,389.860	474,490.096	9,663,023.593
Curian Guidance — Moderate Fund	27,929,707.075	649,055.139	2,076,500.925	30,655,263.139
Curian Guidance — Moderate Growth Fund	38,066,035.058	604,545.698	3,906,163.182	42,576,743.937
Curian Guidance — Multi-Strategy Income Fund	3,435,517.269	36,313.329	688,886.138	4,160,716.736
Curian Guidance — Real Assets Fund	890,265.115	300.043	292,981.636	1,183,546.795
Curian Guidance — Tactical Maximum Growth Fund	7,811,219.008	318,509.344	208,900.987	8,338,629.339
Curian Guidance — Tactical Moderate Growth Fund	23,763,162.780	413,481.251	1,919,191.229	26,095,835.261
Curian Long Short Credit Fund	29,862,309.005	464,453.994	3,670,030.235	33,996,793.234
Curian Tactical Advantage 35 Fund	4,324,544.689	61,688.615	234,794.785	4,621,028.089
Curian Tactical Advantage 60 Fund	9,013,217.319	280,265.558	862,172.820	10,155,655.697
Curian Tactical Advantage 75 Fund	7,781,116.629	164,433.425	502,677.701	8,448,227.754
Curian/Aberdeen Latin America Fund	1,117,109.672	49,984.913	70,346.560	1,237,441.145
Curian/American Funds® Global Growth Fund	3,218,601.218	18,394.398	116,001.554	3,352,997.171
Curian/American Funds® Growth Fund	6,676,469.627	32,363.112	415,804.169	7,124,636.908
Curian/AQR Risk Parity Fund	17,517,353.205	692,399.674	1,311,386.749	19,521,139.627
Curian/Ashmore Emerging Market Small Cap Equity Fund	2,009,653.732	38,589.686	389,716.914	2,437,960.332
Curian/Baring International Fixed Income Fund	2,564,833.557	2,215.736	94,105.383	2,661,154.675
Curian/BlackRock Global Long Short Credit Fund	32,013,303.391	837,856.786	3,269,051.153	36,120,211.330
Curian/CenterSquare International Real Estate Securities Fund	2,026,073.894	42,770.476	187,984.279	2,256,828.649
Curian/DFA U.S. Micro Cap Fund	5,671,354.361	61,728.159	454,629.028	6,187,711.548
Curian/DoubleLine® Total Return Fund	111,331,755.562	820,122.606	7,613,259.603	119,765,137.771
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund	43,074,215.175	341,692.682	1,664,086.938	45,079,994.795
Curian/Epoch Global Shareholder Yield Fund	4,881,217.408	103,698.510	411,503.572	5,396,419.491

Fund Name	For	Against	Abstain	Total
Curian/FAMCO Flex Core Covered Call Fund	17,345,318.960	409,385.690	1,512,680.003	19,267,384.653
Curian/Franklin Templeton Frontier Markets Fund	4,879,086.801	52,719.665	214,414.665	5,146,221.130
Curian/Franklin Templeton Natural Resources Fund	7,689,470.259	50,693.404	660,108.190	8,400,271.853
Curian/Lazard International Strategic Equity Fund	10,552,510.754	300,797.933	422,551.985	11,275,860.672
Curian/Neuberger Berman Currency Fund	16,966,955.144	309,956.612	1,692,428.469	18,969,340.225
Curian/Neuberger Berman Risk Balanced Commodity Strategy Fund	20,284,984.001	181,253.794	2,136,850.676	22,603,088.471
Curian/Nicholas Convertible Arbitrage Fund	34,866,445.459	1,034,662.448	3,742,472.211	39,643,580.118
Curian/PIMCO Credit Income Fund	11,394,720.504	150,181.257	757,364.962	12,302,266.723
Curian/PineBridge Merger Arbitrage Fund	7,620,089.823	160,042.117	694,704.288	8,474,836.228
Curian/Schroder Emerging Europe Fund	1,547,605.733	63,773.027	262,275.368	1,873,654.128
Curian/T. Rowe Price Capital Appreciation Fund	11,315,845.645	271,792.101	723,624.527	12,311,262.273
Curian/The Boston Company Equity Income Fund	3,840,171.009	39,332.507	407,858.833	4,287,362.349
Curian/UBS Global Long Short Fixed Income Opportunities Fund	13,999,979.930	10,985.762	1,069,039.968	15,080,005.660
Curian/Van Eck International Gold Fund	12,342,718.785	126,255.481	890,547.748	13,359,522.013

Proposal No. 3: For the JNL/PPM America Long Short Credit Fund (formerly known as Curian Long Short Credit Fund) (the “Fund”) to approve a new Investment Sub-Advisory Agreement between JNAM and PPM America, Inc. (“PPM”), under which PPM would serve as sub-adviser to the Fund.

Fund Name	For	Against	Abstain	Total
JNL/PPM America Long Short Credit Fund	29,304,942.643	781,093.398	3,910,757.193	33,996,793.234

Additionally, on April 2, 2015, special meetings (“Meetings”) of shareholders of each of certain funds in the Trust (as noted below) were held at the offices of Jackson National Life Insurance Company, 1 Corporate Way, Lansing, Michigan 48951.  The Meetings were held for the following purposes (and with the following results):

1.              To approve the Plan of Reorganization, adopted by the Trust’s Board of Trustees, which provides for the reorganization of Curian Dynamic Risk Advantage — Diversified Fund into JNL/MMRS Conservative Fund, a series of the JNL Series Trust (“JNLST”).

Fund Name	For	Against	Abstain	Total
Curian Dynamic Risk Advantage — Diversified Fund	23,150,557.919	669,207.564	2,655,344.181	26,475,109.664

2.              To approve the Plan of Reorganization, adopted by the CVST’s Board of Trustees, which provides for the reorganization of the Curian Dynamic Risk Advantage — Income Fund into JNL/MMRS Conservative Fund, a series of JNLST.

Fund Name	For	Against	Abstain	Total
Curian Dynamic Risk Advantage — Income Fund	15,464,174.421	553,983.220	1,022,704.628	17,040,862.269

3.              To approve the Plan of Reorganization, adopted by the CVST’s Board of Trustees, which provides for the reorganization of the Curian Dynamic Risk Advantage — Growth Fund into JNL/MMRS Moderate Fund, a series of JNLST.

Fund Name	For	Against	Abstain	Total
Curian Dynamic Risk Advantage — Growth Fund	6,079,418.155	24,260.215	622,292.081	6,725,970.451

4.              To approve the Plan of Reorganization, adopted by Trust’s Board of Trustees, which provides for the reorganization of the Curian Guidance — Institutional Alt 65 Fund into the JNL Institutional Alt 65 Fund, a series of JNLST.

Fund Name	For	Against	Abstain	Total
Curian Guidance — Institutional Alt 65 Fund	9,723,503.141	673,314.727	1,120,800.643	11,517,618.511

5.              To approve the Plan of Reorganization, adopted by Trust’s Board of Trustees, which provides for the reorganization of the Curian Guidance — Alt 100 Conservative Fund into the Curian Guidance — Alt 100 Moderate Fund, also a series of the Trust.

Fund Name	For	Against	Abstain	Total
Curian Guidance — Alt 100 Conservative Fund	3,353,082.380	111,439.788	208,244.655	3,672,766.823

6.              To approve the Plan of Reorganization, adopted by the Trust’s Board of Trustees, which provides for the reorganization of the Curian Guidance — International Conservative Fund into the Curian Guidance — Conservative Fund, a series of the Trust

Fund Name	For	Against	Abstain	Total
Curian Guidance — International Conservative Fund	481,717.441	1,641.584	48,005.656	531,364.680

7.              To approve the Plan of Reorganization, adopted by the Trust’s Board of Trustees, which provides for the reorganization of the Curian Guidance — International Moderate Fund into the Curian Guidance — Moderate Fund, a series of the Trust

Fund Name	For	Against	Abstain	Total
Curian Guidance — International Moderate Fund	958,717.147	35,147.024	174,731.920	1,168,596.091

8.              To approve the Plan of Reorganization, adopted by the Trust’s Board of Trustees, which provides for the reorganization of the Curian Guidance — International Growth Fund into the Curian Guidance — Growth Fund, a series of the Trust.

Fund Name	For	Against	Abstain	Total
Curian Guidance — International Growth Fund	802,819.733	11,916.448	33,347.460	848,083.641

9.              To approve the Plan of Reorganization, adopted by the Trust’s Board of Trustees, which provides for the reorganization of the Curian/Aberdeen Latin America Fund into the JNL/Lazard Emerging Markets Fund (the “Lazard Fund”), a series of JNLST.

Fund Name	For	Against	Abstain	Total
Curian/Aberdeen Latin America Fund	1,136,708.374	62,732.165	38,000.607	1,237,441.145

10.       To approve the Plan of Reorganization, adopted by the Trust’s Board of Trustees, which provides for the reorganization of the Curian/Ashmore Emerging Market Small Cap Equity Fund into the Lazard Fund.

Fund Name	For	Against	Abstain	Total
Curian/Ashmore Emerging Market Small Cap Equity Fund	2,127,769.789	9,959.246	300,231.298	2,437,960.332

11.       To approve the Plan of Reorganization, adopted by the Trust’s Board of Trustees, which provides for the reorganization of the Curian/Schroder Emerging Europe Fund into the Lazard Fund.

Fund Name	For	Against	Abstain	Total
Curian/Schroder Emerging Europe Fund	1,714,101.025	24,782.998	134,770.104	1,873,654.128

12.       To approve the Plan of Reorganization, adopted by the Trust’s Board of Trustees, which provides for the reorganization of the Curian/Baring International Fixed Income Fund into the JNL/Franklin Templeton Global Multisector Bond Fund, a series of JNLST.

Fund Name	For	Against	Abstain	Total
Curian/Baring International Fixed Income Fund	2,571,570.726	19,967.426	69,616.523	2,661,154.675

13.       To approve the Plan of Reorganization, adopted by the Trust’s Board of Trustees, which provides for the reorganization of the Curian/PineBridge Merger Arbitrage Fund into the Curian/Nicholas Convertible Arbitrage Fund, a series of the Trust.

Fund Name	For	Against	Abstain	Total
Curian/PineBridge Merger Arbitrage Fund	7,626,702.504	288,628.243	559,505.481	8,474,836.228

14.       To approve the Plan of Reorganization, adopted by the Trust’s Board of Trustees, which provides for the reorganization of the Curian/CenterSquare International Real Estate Securities Fund into the JNL/Invesco Global Real Estate Fund, a series of JNLST.

Fund Name	For	Against	Abstain	Total
Curian/CenterSquare International Real Estate Securities Fund	2,053,120.491	32,838.343	170,869.815	2,256,828.649

15.       To approve the Plan of Reorganization, adopted by the Trust’s Board of Trustees, which provides for the reorganization of the Curian/UBS Global Long Short Fixed Income Opportunities Fund into the Curian/BlackRock Global Long Short Credit Fund, a series of the Trust.

Fund Name	For	Against	Abstain	Total
Curian/UBS Global Long Short Fixed Income Opportunities Fund	13,962,194.924	39,078.039	1,078,732.697	15,080,005.660

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

The Board of Trustees of the Trust (“Board”) oversees the management of each series of the Trust (each, a “Fund” and collectively, the “Funds”) and, as required by law, determines whether to approve and, after the initial term, continue the Trust’s advisory and sub-advisory agreements.

At an in-person meeting held on January 8, 2015, the Board, which was comprised solely of trustees who are not considered interested persons of the Funds (as defined in the Investment Company Act of 1940, as amended) (the “Independent Trustees”), considered information relating to the proposed investment advisory and management agreement (the “Advisory Agreement”) with Jackson National Asset Management, LLC (“JNAM”).  At a telephonic meeting held on December 1, 2014 and in-person meetings held on December 10, 2014 and January 8, 2015, the Board considered management’s proposals to transfer the Trust’s investment advisory function to JNAM, as well as information related to the Trust’s Sub-Advisers and proposed new sub-advisory agreements between JNAM and each Sub-Adviser (the “Sub-Advisory Agreements,” and together with the Advisory Agreement, the “Agreements”).  The Board noted that the Sub-Advisers for the Trust would not change, and that the Sub-Advisory Agreements would be essentially the same as the existing agreements, except that JNAM would be the contracting investment adviser.

In advance of the meeting, independent legal counsel for the Independent Trustees requested that certain information be provided to the Board relating to the Agreements.  The Board received, and had the opportunity to review, this and other materials, ask questions and request further information in connection with its consideration.  At the conclusion of the Board’s discussions, the Board approved the Agreements.

In reviewing the Agreements and considering the information, the Board was advised by outside independent legal counsel.  The Board considered the factors it deemed relevant, including: (1) the nature, quality and extent of the services provided and proposed to be provided, (2) the investment performance of each Fund, (3) cost of services for each Fund, (4) profitability data, (5) whether economies of scale may be realized and shared, in some measure, with investors as each Fund grows, and (6) other benefits that may accrue to JNAM or each Sub-Adviser through its relationship with the Trust.  In approving the New Advisory Agreement, the Board did not consider the profits of JNAM as it had not yet begun acting as investment adviser to the Funds.  With regard to the profitability of the Sub-Advisers, the Board noted that it recently had considered their profitability as part of the Board’s annual consideration of the Sub-Advisory Agreements and that there were no changes in the terms of the Sub-Advisory Agreements, except that JNAM would become the contracting party.  In its deliberations, the Board, in exercising its business judgment, did not identify any single factor that alone was responsible for its decision to approve the Agreements.

Before approving the Agreements, the Independent Trustees met in executive session with their independent legal counsel to consider the materials provided by JNAM and the Sub-Advisers and the terms of the Agreements.  Based on its evaluation of those materials, the Board concluded that the Agreements are in the best interests of the shareholders of the Trust and each applicable Fund.  In reaching its conclusions, the Board considered numerous factors, including the following:

Nature, Quality and Extent of Services

The Board examined the nature, quality and extent of the services provided by the Sub-Advisers and proposed to be provided by JNAM.

For each Fund, the Board considered the services proposed to be provided by JNAM, including but not limited to, its oversight of the Sub-Advisers pursuant to the Advisory Agreement, recommending the hiring or removal of Sub-Advisers pursuant to the Trust’s “Manager of Managers” exemptive order, as well as the provision of recordkeeping and compliance services to the Funds.  The Board noted that the proposed services and the amounts the Funds would pay would be substantially the same as under the existing contract with the Funds’ current investment adviser, Curian Capital LLC (“Curian”).  The Board also took into account that JNAM would monitor the performance of the various organizations that provide services to the Funds, including the Funds’ distributor, transfer agent and custodian.  With respect to JNAM’s oversight of the Sub-Advisers, the Board noted that JNAM would be responsible for screening and recommending new sub-advisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the existing Sub-Advisers.  The Board noted that JNAM is an affiliate of Curian.  The Board also noted that it was very familiar with JNAM and the quality of its services, since it had served as sub-administrator to the Trust since its inception and because certain employees of JNAM serve as officers of the Trust.  The Board also considered that certain employees of Curian are dual employees of JNAM. The Board also discussed with representatives of JNAM its resources, existing fund offerings and experience in managing similar funds.

The Board also considered the investment sub-advisory services to be provided by each Sub-Adviser under the new Sub-Advisory Agreements.  The Board noted that the terms of each Sub-Advisory Agreement are materially similar to the respective Sub-Adviser’s current sub-advisory agreement with Curian, and that the Sub-Advisers would continue performing the same services to the Funds under the new Sub-Advisory Agreements as they do under the existing agreement.

The Board reviewed the qualifications, backgrounds and responsibilities of JNAM’s senior management who would be responsible for oversight of the Funds and each Sub-Adviser, and also reviewed the qualifications and backgrounds of JNAM’s and the Sub-Advisers’ portfolio managers who would be responsible for the day-to-day management of each Fund.  The Board reviewed information pertaining to JNAM’s and each Sub-Adviser’s organizational structure, senior management, financial condition, investment operations and other relevant information.  The Board also considered compliance reports about JNAM and each Sub-Adviser from the Trust’s Chief Compliance Officer, and met in executive session with the Chief Compliance Officer to discuss these matters.

Based on the foregoing, the Board concluded that (i) each Fund is likely to benefit from the nature, extent and quality of the services proposed to be provided by JNAM under the Advisory Agreement, particularly because the scope of services and the amounts to be paid for those services will be substantially the same as the existing arrangements, and where applicable, that (ii) each Fund is likely to continue to benefit from the nature, extent and quality of the services to be provided by its Sub-Adviser under the respective Sub-Advisory Agreement.

Investment Performance of the Funds

The Board noted that it recently had examined the performance of each Fund as part of its annual consideration of the advisory contract with Curian and the existing Sub-Advisers.  Because JNAM was not responsible for that performance, the Board did not give the Funds’ performance primary consideration in their review of JNAM, but noted that it would review with JNAM on a quarterly basis detailed information about each Fund’s performance results and investment strategies.  The Board also noted that it would consider the performance of each Fund, including how the Fund performs versus the average performance of a group of comparable funds (“peer group”) selected by an independent data service and how the Fund performed versus its primary benchmark (“benchmark”) index.  The Board likewise did not give primary consideration to the performance of the Sub-Advisers because of its recent review and the fact that the Sub-Advisory Agreements would not substantially change, other than the fact that JNAM would become the contracting party, not Curian. Nevertheless, the Board had available to it performance information for each Fund for periods ended October 31, 2014.

Costs of Services

The Board reviewed the fees to be paid to JNAM and each Fund’s Sub-Adviser(s).  The Board noted that the proposed contractual advisory and sub-advisory fees under the new Agreements would remain the same as they are under the existing advisory and sub-advisory agreements and that the fee and expense information it considered at its December 2014 meetings regarding the existing agreements remained applicable.  For each Fund, the Board had available to it fee and expense information as compared to that of comparable funds managed by other advisers, as well as fees charged by each Sub-Adviser to similar clients, if any.

In addition, the Board considered that JNAM’s fees as the proposed administrator to the Funds would be lower for most of the Funds than the existing administrative fee and that the respective Funds’ total expenses would decrease as a result.

Economies of Scale

The Board considered whether each Fund’s proposed advisory fee would reflect economies of scale for the benefit of the Funds’ shareholders.  Based on information provided by JNAM, the Board noted that the fee arrangement for each contains breakpoints that would decrease the advisory fee rate as assets increase.  Additionally, the Board considered the extent to which the breakpoints would reflect economies of scale for the benefit of shareholders.  The Board concluded that the proposed advisory fee structure, in some measure, allows for adequate participation by shareholders in economies of scale across the Fund complex.

The Board also considered that the proposed sub-advisory fee rates would be paid by JNAM to each Sub-Adviser.  For this reason, JNAM, rather than shareholders, would directly benefit from these breakpoints.  Additionally, to the extent that JNAM would waive its advisory fee with respect to a certain Fund, the Fund would also potentially benefit from the breakpoints in sub-advisory fees.  The Board concluded that the sub-advisory fee schedules, where applicable, in some measure allow for adequate participation by shareholders in economies of scale.

Profitability

The Board noted that it recently had extensively considered information concerning the costs incurred and profits realized by each Sub-Adviser as part of its annual 15(c) review in December 2014.  The Board did not consider the profits to be realized by JNAM, since it had not yet begun serving as investment adviser to the Funds.  The Board determined that profits that have been realized by each Sub-Adviser were not unreasonable.

Other Benefits to JNAM and the Sub-Advisers

In evaluating the benefits that may accrue to JNAM through its relationship with the Funds, the Board noted that JNAM and certain of its affiliates serve the Funds in various capacities, including as adviser, administrator, transfer agent and distributor, and receive compensation from the Funds in connection with providing certain services to the Funds.  The Board noted that each service to be provided to the Funds by JNAM or one of its affiliates would be pursuant to a written agreement, which the Board would evaluate periodically as required by law.  The Board also noted that certain Sub-Advisers pay for portions of meetings organized by the Funds’ distributor to educate wholesalers about the Fund(s) that each of those Sub-Advisers manages.  In addition, certain affiliates of the Sub-Advisers participate in the sale of funds or insurance contracts and are compensated by the Funds’ distributor for these activities, in addition to payments for marketing and conferences.  An affiliate of JNAM and its subsidiaries participate in the sales of shares of retail mutual funds advised by certain Sub-Advisers and other unaffiliated entities, and receive selling and other compensation from them in connection with those activities.  The Board reviewed the monetary values of these transactions.  Lastly, the Board considered that certain affiliates of JNAM may receive benefits under the federal income tax laws with respect to tax deductions and credits.

In evaluating the benefits that may accrue to the Sub-Advisers through their relationship with the Fund(s), the Board noted that each Sub-Adviser may receive indirect benefits in the form of soft dollar arrangements for portfolio securities trades placed with the Funds’ assets and may also develop additional investment advisory business with JNAM, the Funds or other clients of the Sub-adviser as a result of its relationship with the Fund(s).

APPROVAL OF AN AMENDMENT TO THE INVESTMENT

SUB-ADVISORY AGREEMENT AMONG JNAM, MELLON CAPITAL, AND THE TRUST

At an in-person meeting held on May 14, 2015 (“Meeting”), the Board, including all of the Trustees who are not “interested persons” (as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended) (“Independent Trustees”), considered information relating to a proposed amendment to the investment sub-advisory agreement among Jackson National Asset Management, LLC (“JNAM”), investment adviser to the Funds of the Trust, Mellon Capital Management Corporation (“Mellon Capital”), and the Trust (“Mellon Capital Sub-Advisory Agreement”).  At the Meeting, JNAM proposed replacing Templeton Asset Management Ltd. (“Templeton”) with Mellon Capital as the sub-adviser to the JNL/Franklin Templeton Frontier Markets Fund (“Frontier Markets Fund”), pursuant to the terms of an exemptive order that the Trust and JNAM received from the U.S. Securities and Exchange Commission.  The proposed amendment to the Mellon Capital Sub-Advisory Agreement would appoint Mellon Capital as the sub-adviser to the Frontier Markets Fund, which would change its name and become a passively managed Fund.  In advance of the Meeting, independent legal counsel for the Independent Trustees requested that certain information be provided to the Board relating to the Mellon Capital Sub-Advisory Agreement.  The Board received, and had the opportunity to review, this and other material, ask questions, and request further information in connection with its consideration.  At the conclusion of the Board’s discussion, the Board approved the Mellon Capital Sub-Advisory Agreement through December 31, 2015 (unless terminated pursuant to the terms of the Mellon Capital Sub-Advisory Agreement), after which time the agreement will be considered for renewal.

In reviewing the Mellon Capital Sub-Advisory Agreement and considering the information provided, the Board was advised by outside legal counsel to the Trust, and the Independent Trustees were advised by independent legal counsel.  The Board considered the factors it deemed relevant, including: (1) the nature, quality, and extent of the services to be provided; (2) the investment performance of the Frontier Markets Fund; (3) the costs of the services to be provided; (4) whether economies of scale may be realized as the Frontier Markets Fund grows and whether fee levels are adjusted to enable the Frontier Markets Fund’s investors to share in these potential economies of scale; and (5) other benefits that may accrue to Mellon Capital through its relationship with the Frontier Markets Fund.  In its deliberations, the Board, in exercising its business judgment, did not identify any single factor that alone was responsible for the Board’s decision to approve the Mellon Capital Sub-Advisory Agreement.

Before approving the Mellon Capital Sub-Advisory Agreement, the Independent Trustees met in executive session with their independent legal counsel to consider the materials provided by JNAM and Mellon Capital, and to consider the terms of the Mellon Capital Sub-Advisory Agreement.  Based on its evaluation of those materials, the Board, including the interested and Independent Trustees, concluded that the Mellon Capital Sub-Advisory Agreement is fair and reasonable and in the best interests of the shareholders of the Frontier Markets Fund. In reaching its conclusions, the Board considered the following:

Nature, Quality and Extent of Services

The Board examined the nature, quality, and extent of the services to be provided by Mellon Capital.

For the Frontier Markets Fund, JNAM provided information on Mellon Capital’s duties under the Mellon Capital Sub-Advisory Agreement. These duties include investment research and security selection, adherence to the Frontier Markets Fund’s investment restrictions and monitoring compliance with the Trust’s policies and procedures as they relate to the Frontier Markets Fund.  The Board considered JNAM’s evaluation of Mellon Capital, as well as JNAM’s recommendation, based on its review of Mellon Capital, to approve the Mellon Capital Sub-Advisory Agreement.

The Board also reviewed information pertaining to Mellon Capital’s organizational structure, senior management, financial stability, investment operations, and other relevant information. The Board considered compliance reports about Mellon Capital from the Trust’s Chief Compliance Officer.

Based on the foregoing, the Board concluded that the Frontier Markets Fund is likely to benefit from the nature, extent, and quality of the services to be provided by Mellon Capital.

Performance

The Board considered that the Frontier Markets Fund underperformed its peer group and benchmark for all periods.  The Board noted that JNAM was proposing to replace Templeton, but the current portfolio managers will continue to manage the Frontier Markets Fund until the transition to Mellon Capital is completed.  The Board concluded that it would be in the best interests of the Frontier Markets Fund and its shareholders to approve the Mellon Capital Sub-Advisory Agreement for the Fund.

Costs of Services

The Board reviewed the fees to be paid to Mellon Capital.  For the Frontier Markets Fund, the Board reviewed fee and expense information as compared to that of comparable funds managed by other advisers, as well as fees charged by Mellon Capital to similar clients, if any.  The Board also noted that JNAM does not manage any institutional accounts with which the Frontier Markets Fund’s fees could be compared.  Using information provided by an independent data service, the Board evaluated the Frontier Markets Fund’s advisory fees compared to the average advisory fees for other funds similar in size, character and investment strategy (the “peer group”).  While the Board also considered the Frontier Markets Fund’s sub-advisory fee and compared that to the average sub-advisory fee of the peer group, the Board noted that the Frontier Markets Fund’s sub-advisory fee would be paid by JNAM (not the Frontier Markets Fund) and, therefore, would be neither a direct shareholder expense nor a direct influence on the Frontier Markets Fund’s total expense ratio.

The Board considered that the Frontier Markets Fund’s advisory fees are higher than the peer group average, noting that there were only three funds in the peer group.  The Board also considered that the Frontier Markets Fund’s sub-advisory fees are lower than the peer group average.  The Board then noted that the Frontier Markets Fund’s total expense ratio is lower than the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Frontier Markets Fund and its shareholders in light of the services provided.

Economies of Scale

The Board considered JNAM’s and Mellon Capital’s representations regarding economies of scale and noted that Mellon Capital’s sub-advisory fee includes breakpoints; however, the Board also acknowledged that because the sub-advisory fee was negotiated at arms’ length between JNAM and Mellon Capital and is not an expense of the Frontier Markets Fund, any breakpoints in the sub-advisory fee may only benefit the Frontier Markets Fund indirectly through potential breakpoints in the advisory fee.  The Board noted that JNAM’s advisory fee for the Frontier Markets Fund also includes breakpoints and concluded that those breakpoints in some measure share economies of scale with shareholders.

Other Benefits to Mellon Capital

In evaluating the benefits that may accrue to Mellon Capital through its relationship with the Frontier Markets Fund, the Board noted that Mellon Capital may develop additional investment advisory business with JNAM, the Funds or other clients of Mellon Capital as a result of its relationship with the Frontier Markets Fund.

In light of all the facts noted above, the Board concluded that it would be fair, reasonable, and in the best interests of the Frontier Markets Fund and its shareholders to approve the Mellon Capital Sub-Advisory Agreement.

APPROVAL OF PROPOSED INVESTMENT SUB-ADVISORY AGREEMENT

WITH ZIEGLER CAPITAL MANAGEMENT LLC

At an in-person meeting held on May 14, 2015 (“Meeting”), the Board, including all of the Trustees who are not “interested persons” (as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended) (“Independent Trustees”), considered information relating to a new investment sub-advisory agreement between Jackson National Asset Management, LLC (“JNAM”), investment adviser to the Funds of the Trust and Ziegler Capital Management, LLC (“Ziegler”) (“Ziegler Sub-Advisory Agreement”), with respect to the JNL/FAMCO Flex Core Covered Call Fund (“FAMCO Fund”).  The Board noted that the FAMCO Fund presently was sub-advised by Fiduciary Asset Management, LLC (“FAMCO”), and that the Board previously had approved a sub-advisory agreement for the FAMCO Fund among JNAM, FAMCO and the Trust (“Old Sub-Advisory Agreement”) at a Board meeting held on January 8, 2015.  JNAM informed the Board that FAMCO had entered into an agreement with Ziegler, under which Ziegler would acquire FAMCO and FAMCO would operate as a unit of Ziegler.  In connection with the expected “change in control” of FAMCO as a result of its anticipated acquisition by Ziegler and the related assignment and automatic termination under the federal securities laws of the Old Sub-Advisory Agreement, JNAM recommended approving the Ziegler Sub-Advisory Agreement. In advance of the Meeting, independent legal counsel for the Independent Trustees requested that certain information be provided to the Board relating to the Ziegler Sub-Advisory Agreement.  The Board received information from JNAM and FAMCO responding to the Board’s requests and met in person to review and consider this information. The Board also considered information it received throughout the year and relevant information provided at previous meetings.  In addition, the Board met in person with representatives of FAMCO and Ziegler at the meeting and extensively discussed in detail with those representatives Ziegler’s acquisition of FAMCO and its operational and business plans relating to the acquisition.  The Board reviewed this information in detail and asked questions to, and received responses from, Ziegler, FAMCO, and JNAM on such information.  At the conclusion of the Board’s discussion, the Board approved the Ziegler Sub-Advisory Agreement through December 31, 2015 with the revised terms discussed at the Meeting, to be effective upon the termination of the Old Sub-Advisory Agreement.

As requested by the Board, FAMCO provided information related to the following factors:  (1) the nature, quality, and extent of the services FAMCO has provided under the Old Sub-Advisory Agreement and would provide as a unit of Ziegler, under the Ziegler Sub-Advisory Agreement, (2) the historical performance results for the FAMCO Fund and for similarly managed strategies advised by FAMCO, (3) the cost of the services of FAMCO and comparative expense information, (4) whether economies of scale may be realized as the FAMCO Fund grows and whether the fee structure is designed to provide economies of scale for the FAMCO Fund’s investors, (5) the profits FAMCO derives from its relationship with the FAMCO Fund, and (6) other “fall-out” benefits that could be realized by FAMCO, as a unit of Ziegler, (i.e., ancillary benefits derived by FAMCO, or any of its affiliates, from its relationship with the FAMCO Fund).  In its deliberations, the Board, in exercising its business judgment, did not identify any single factor that alone was responsible for the Board’s decision to approve the Ziegler Sub-Advisory Agreement.

Before approving the Ziegler Sub-Advisory Agreement, the Independent Trustees met in executive session with their independent legal counsel to consider the materials provided by FAMCO, the oral presentation by representatives of FAMCO and Ziegler, as well as the terms of the Ziegler Sub-Advisory Agreement.  Based on its evaluation of those materials, the Board, including the interested and Independent Trustees, concluded that the Ziegler Sub-Advisory Agreement is in the best interests of the shareholders of the FAMCO Fund.  In reaching its conclusions, the Board considered numerous matters, including the following:

Nature, Quality and Extent of Services

The Board examined the nature, quality, and extent of the services provided, and to be provided, by JNAM and FAMCO, as a unit of Ziegler.

The Board considered the investment sub-advisory services provided, and to be provided, by FAMCO.  The Board noted JNAM’s evaluation of FAMCO, as well as JNAM’s recommendation, based on its review of FAMCO, to approve the Ziegler Sub-Advisory Agreement.

The Board reviewed the qualifications and background of FAMCO’s portfolio managers who are responsible for the day-to-day management of the FAMCO Fund and noted that the portfolio managers would not change in connection with the change in control.  The Board reviewed information pertaining to FAMCO’s proposed new organizational structure as a unit of Ziegler, senior management, financial stability, investment operations, and other relevant information.  The Board considered the due diligence review undertaken by the Trust’s Chief Compliance Officer on the proposed structure.

Based on the foregoing, the Board concluded that the FAMCO Fund is likely to benefit from the nature, extent, and quality of the services to be provided by FAMCO, as a unit of Ziegler, under the Ziegler Sub-Advisory Agreement.

Performance

The Board considered the performance of the FAMCO Fund.  The Board noted that the FAMCO Fund’s inception date was February 6, 2012, and that the FAMCO Fund has outperformed its benchmark, CBOE Buy Write Index, for all periods since inception.  The Board also noted that FAMCO’s similarly managed strategy had outperformed the CBOE Buy Write Index for the calendar years ended 2014, 2013, 2012, 2011, and 2010.  The Board concluded that it would be in the best interests of the FAMCO Fund and its shareholders to approve the Ziegler Sub-Advisory Agreement for the FAMCO Fund based on its performance since inception and the long-term performance record of FAMCO’s similarly managed strategy.

Costs of Services

The Board reviewed the fees paid, and proposed to be paid, by JNAM to FAMCO.  Using information provided by an independent data service, the Board evaluated the FAMCO Fund’s fees and expenses, including its sub-advisory fees compared to the average sub-advisory fees for other funds similar in size, character, and investment strategy (the “peer group”), as well as fees charged by FAMCO to similar clients, if any.  However, the Board noted that the FAMCO Fund’s sub-advisory fee would be paid by JNAM (not the FAMCO Fund) and, therefore, would be neither a direct shareholder expense nor a direct influence on the FAMCO Fund’s total expense ratio.  The Board considered that the FAMCO Fund’s advisory fee and sub-advisory fee are lower than the FAMCO Fund’s peer group averages. The Board also noted that the FAMCO Fund’s total expense ratio is only four basis points higher than its peer group average. The Board concluded that the fees are appropriate in light of the services provided and that it would be in the best interests of the FAMCO Fund and its shareholders to approve the Ziegler Sub-Advisory Agreement.

Economies of Scale

The Board considered JNAM’s and FAMCO’s representations regarding economies of scale and noted that FAMCO’s sub-advisory fee included breakpoints; however, the Board also acknowledged that because the sub-advisory fee was negotiated at arms’ length between JNAM and FAMCO and is not an expense of the FAMCO Fund, any breakpoints in the sub-advisory fee may only benefit the FAMCO Fund indirectly through potential breakpoints in the advisory fee.  The Board noted that JNAM’s advisory fee for the FAMCO Fund also included breakpoints and concluded that those breakpoints in some measure share economies of scale with shareholders.

Profitability

The Board considered information concerning the costs incurred and profits realized by FAMCO.  The Board determined that the profits realized by FAMCO were not unreasonable.

Other Benefits to FAMCO

In evaluating the benefits that may accrue to FAMCO through its relationship with the FAMCO Fund, the Board noted that FAMCO may pay for portions of meetings organized by the FAMCO Fund’s distributor to educate wholesalers about the FAMCO Fund.  The Board considered JNAM’s assertion that those meetings would not yield a profit to the FAMCO Fund’s distributor, FAMCO would not be required to participate in the meetings, and recommendations to hire or fire FAMCO would not be influenced by FAMCO’s willingness to participate in the meetings.

In evaluating the benefits that may accrue to FAMCO through its relationship with the FAMCO Fund, the Board noted that FAMCO may receive indirect benefits in the form of soft dollar arrangements for portfolio securities trades placed with the FAMCO Fund’s assets and may also develop additional investment advisory business with JNAM, the Trust, or other clients of FAMCO as a result of its relationship with the FAMCO Fund.

In light of all the facts noted above, the Board concluded that it would be fair, reasonable, and in the best interests of the FAMCO Fund and its shareholders to approve the Ziegler Sub-Advisory Agreement.

SUPPLEMENT DATED MAY 18, 2015

TO THE PROSPECTUS DATED APRIL 27, 2015

JACKSON VARIABLE SERIES TRUST

Please note that the changes apply to your variable annuity product(s).

Effective June 30, 2015, for the JNL/Neuberger Berman Currency Fund and JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund, please remove all references to Richard Grau.

This supplement is dated May 18, 2015.

(To be used with JMV8037 04/15, JMV8037BE 04/15, JMV8037NY 04/15 and JMV8037BENY 04/15)

CMV15234 05/15

1

SUPPLEMENT DATED JUNE 19, 2015

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED APRIL 27, 2015

JACKSON VARIABLE SERIES TRUST

Please note that the changes apply to your variable annuity product(s).

Please note that all changes are effective June 19, 2015.

On page 32, please delete the first paragraph in the section entitled “Securities Lending” and replace it with the following:

Securities Lending. The Board has approved each Fund’s participation in a securities lending program. Under the securities lending program, JPMorgan Chase Bank, N.A. serves as securities lending agent for all of the Funds except for the following Funds, for which State Street Bank and Trust Company serves as securities lending agent: the JNL/DFA U.S. Micro Cap Fund, JNL/DoubleLine Total Return Fund, JNL/Eaton Vance Global Macro Absolute Return Advantage Fund, JNL/Lazard International Strategic Equity Fund, JNL/Neuberger Berman Currency Fund, JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund, JNL/Nicholas Convertible Arbitrage Fund, JNL/PPM America Long Short Credit Fund, and JNL/T. Rowe Price Capital Appreciation Fund. JPMorgan Chase Bank, N.A. and State Street Bank & Trust Company each also serves as custodian to the respective Funds for which it serves as securities lending agent. A Fund will receive amounts equivalent to any dividends, interest or other distributions on the securities loaned. The Board will periodically review information on the Funds’ securities lending program.

On pages 140-141, in the section entitled “Custodian and Transfer Agent,” please delete the section in its entirety and replace it with the following:

Custodian and Transfer Agent.  The custodian has custody of all securities and cash of the Trust maintained in the United States and attends to the collection of principal and income and payment for and collection of proceeds of securities bought and sold by the Trust.

JPMorgan Chase Bank, N.A., 270 Park Avenue, New York, New York 10017, acts as custodian for all of the Funds, except the JNL/DFA U.S. Micro Cap Fund, JNL/DoubleLine Total Return Fund, JNL/Eaton Vance Global Macro Absolute Return Advantage Fund, JNL/Lazard International Strategic Equity Fund, JNL/Neuberger Berman Currency Fund, JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund, JNL/Nicholas Convertible Arbitrage Fund, JNL/PPM America Long Short Credit Fund, and JNL/T. Rowe Price Capital Appreciation Fund.

State Street Bank & Trust Company, State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111, acts as custodian for the JNL/DFA U.S. Micro Cap Fund, JNL/DoubleLine Total Return Fund, JNL/Eaton Vance Global Macro Absolute Return Advantage Fund, JNL/Lazard International Strategic Equity Fund, JNL/Neuberger Berman Currency Fund, JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund, JNL/Nicholas Convertible Arbitrage Fund, JNL/PPM America Long Short Credit Fund, and JNL/T. Rowe Price Capital Appreciation Fund.

The custodian for certain physical commodities held by the JNL/Van Eck International Gold Fund is The Bank of Nova Scotia, ScotiaMocatta — New York, Metals Operation, One Liberty Plaza, 25th Floor, New York, NY 10006.

Jackson National Asset Management, LLC, 225 West Wacker, Suite 1200, Chicago, Illinois 60606, is the transfer agent and dividend-paying agent for each Fund of the Trust.

This supplement is dated June 19, 2015.

((To be used with CMV8711 04/15 and CMV8711PROXY 04/15.)

CMX15472 06/15

1

JNL Variable Fund LLC 7601 Technology Way Denver, CO 80237	PRSRT STD U.S. POSTAGE PAID JACKSON NATIONAL ASSET MANAGEMENT L.L.C.

CMV13471 06/15

Item 2.  Code of Ethics.

Not applicable to the semi-annual filing.

Item 3.  Audit Committee Financial Expert.

Not applicable to the semi-annual filing.

Item 4.  Principal Accountant Fees and Services.

Not applicable to the semi-annual filing.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Investments.

(a)  Below is a Schedule I — Investments in securities of unaffiliated issuers for the JNL/BlackRock Global Long Short Credit Fund, the JNL/DFA U.S. Micro Cap Fund, the JNL/Epoch Global Shareholder Yield Fund, the JNL/Franklin Templeton Natural Resources Fund, the JNL/PPM America Long Short Credit Fund, the JNL/PIMCO Credit Income Fund, the JNL/T.Rowe Price Capital Appreciation Fund, and the JNL/The Boston Company Equity Income Fund, for which a summary schedule of investments was provided in the Semi-Annual Report dated June 30, 2015, pursuant to §210.1212 of Regulation S-X.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2015

JNL/BlackRock Global Long Short Credit Fund (a)

	Shares/Par †	Value
COMMON STOCKS - 1.5%

AUSTRIA - 0.1%
Wienerberger AG	16	$247

CANADA - 0.1%
Amaya Inc. (b)	1	25
Valeant Pharmaceuticals International Inc. (b)	2	407
		432
GERMANY - 0.0%
Commerzbank AG (b)	9	117

GREECE - 0.1%
Hellenic Telecommunications Organization SA	84	704

IRELAND - 0.0%
Seagate Technology Plc	2	86

ITALY - 0.1%
Intesa Sanpaolo SpA	68	247
Telecom Italia SpA (b)	78	98
		345
SPAIN - 0.0%
Banco de Sabadell SA	95	231

UNITED KINGDOM - 0.2%
AA Plc (b)	18	103
Barclays Plc	63	257
Vodafone Group Plc	129	470
		830

UNITED STATES OF AMERICA - 0.9%
Abengoa Yield Plc	8	253
ADT Corp.	8	275
Apple Inc.	7	893
Boulevard Acquisition Corp. (b)	24	303
eBay Inc. (b)	14	827
EMC Corp.	18	474
InfraREIT Inc.	6	177
Linear Technology Corp.	1	55
Oracle Corp.	13	534
Sabre Corp	15	369
Tim Participacoes SA - ADR	15	241
		4,401
Total Common Stocks (cost $7,285)		7,393

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 12.4%

AUSTRALIA - 0.5%
Virgin Australia Trust
8.50%, 10/23/16 (c)	$844	862
7.13%, 10/23/18 (c)	1,037	1,058
6.00%, 10/23/20 (c)	467	481
		2,401
CANADA - 0.2%
Air Canada Pass-Through Trust
6.63%, 05/15/18 (c)	350	366
5.38%, 05/15/21 (c)	380	395
		761
CAYMAN ISLANDS - 1.4%
ALM Loan Funding
3.73%, 04/24/24 (c) (d)	480	471
3.03%, 01/20/26 (c) (d)	250	249
4.78%, 01/20/26 (c) (d)	345	313
ALM VI Ltd., 4.03%, 07/15/26 (c) (d)	250	249
ALM VII Ltd., 4.78%, 10/19/24 (c) (d)	325	325
Ares XXV CLO Ltd., 3.42%, 01/17/24 (d) (e)	250	250
Atlas Senior Loan Fund Ltd., 2.97%, 02/17/26 (c) (d)	350	344
Carlyle Global Market Strategies, 6.38%, 07/20/23 (c) (d)	265	265
Carlyle Global Market Strategies CLO Ltd., 5.71%, 08/10/21 (c) (d)	400	400
ING Investment Management Co., 2.98%, 01/18/26 (c) (d)	255	253
KKR CLO Trust, 1.43%, 07/15/25 (c) (d)	500	494
Madison Park Funding I Ltd., 3.03%, 10/23/25 (c) (d)	320	317
Mountain Hawk CLO Ltd., 1.44%, 07/22/24 (c) (d)	460	455
North End CLO Ltd., 3.78%, 07/17/25 (c) (d)	250	241
Octagon Investment Partners XVIII Ltd., 3.98%, 12/16/24 (c) (d)	250	246
OHA Credit Partners VI Ltd., 4.77%, 05/15/23 (c) (d)	350	351
OHA Credit Partners VII Ltd., 1.70%, 11/20/23 (c) (d)	315	315
OZLM Funding Ltd., 3.78%, 07/22/25 (c) (d)	750	718
RAIT Preferred Funding II Ltd. REMIC, 0.48%, 06/25/45 (c) (d)	176	168
Tyron Park CLO Ltd., 3.78%, 07/15/25 (c) (d)	500	489
		6,913

GERMANY - 0.1%
German Residential Funding Plc, 4.14%, 08/27/18 (d) (e), EUR	563	650

IRELAND - 1.2%
ALME Loan Funding
1.48%, 08/15/27 (d) (e), EUR	695	773
5.18%, 08/15/27 (d) (e), EUR	310	335
5.93%, 08/15/27 (d) (e), EUR	250	255
Arbour CLO Ltd.
5.01%, 06/16/27 (d) (e), EUR	338	365
5.76%, 06/16/27 (d) (e), EUR	336	337
Avoca CLO XI Ltd., 1.41%, 07/15/27 (d) (e), EUR	1,100	1,226
Avoca CLO XIII Ltd., 5.69%, 12/29/27 (d) (e), EUR	250	279
Avoca CLO XIV Ltd.
0.00%, 07/12/28 (e), EUR	400	383
4.81%, 07/12/28 (d) (e), EUR	100	106
5.81%, 07/12/28 (d) (e), EUR	100	98
CVC Cordatus Loan Fund III Ltd., 1.52%, 07/08/27 (d) (e), EUR	1,280	1,427
Sorrento Park CLO Ltd., 6.24%, 11/16/27 (d) (e), EUR	250	264
		5,848
ITALY - 0.4%
Arianna SPV Srl, 3.60%, 04/20/19 (e), EUR	1,310	1,515
Berica PMI, 2.39%, 05/31/57 (d) (e), EUR	462	520
		2,035
LUXEMBOURG - 0.4%
Harvest CLO I SA, 1.34%, 03/28/29 (d) (e), EUR	430	478
Harvest CLO XI
0.00%, 03/28/29 (d) (e) (f), EUR	985	949
5.34%, 03/28/29 (d) (e), EUR	280	311
		1,738

	Shares/Par †	Value
NETHERLANDS - 1.5%
Euro-Galaxy IV CLO
3.42%, 07/30/28 (d) (e), EUR	270	298
4.57%, 07/30/28 (d) (e), EUR	365	387
6.32%, 07/30/28 (d) (e), EUR	380	402
Jubilee CDO BV
5.17%, 01/15/24, EUR	690	364
1.41%, 04/15/27 (d) (e), EUR	1,050	1,171
North Westerly CLO IV BV
0.00%, 01/15/26 (e), EUR	528	488
1.62%, 01/15/26 (d) (e), EUR	2,200	2,455
St. Pauls CLO Ltd., 1.40%, 04/25/28 (d) (e), EUR	1,500	1,674
		7,239

PORTUGAL - 0.3%
TAGUS-Sociedade de Titularizacao de Creditos SA, 2.98%, 02/16/18 (e), EUR	1,345	1,519

TURKEY - 0.2%
Turk Hava Yollari AO, 4.20%, 03/15/27 (c)	930	939

UNITED ARAB EMIRATES - 0.2%
Doric Nimrod Air Alpha Pass-Through Trust, 5.25%, 05/30/23 (c)	903	952

UNITED KINGDOM - 0.3%
Grifonas Finance Plc, 0.40%, 08/28/39 (d), EUR	573	329
Ludgate Funding Plc, 0.70%, 01/01/61 (d) (f), GBP	7,770	386
Paragon Mortgages No. 13 Plc, 0.46%, 01/15/39 (d) (e)	609	559
		1,274

UNITED STATES OF AMERICA - 5.7%
American Airlines Pass-Through Trust
6.00%, 01/15/17 (c)	2,350	2,418
6.13%, 07/15/18	1,750	1,803
6.98%, 05/23/21	734	764
BXHTL Mortgage Trust REMIC
3.76%, 05/15/29 (c) (d) (f)	900	856
4.08%, 05/15/29 (c) (d) (f)	600	586
CDGJ Commercial Mortgage Trust REMIC, 4.44%, 11/15/16 (c) (d)	300	301
Commercial Mortgage Pass-Through Certificates REMIC, 3.69%, 06/11/19 (c) (d)	1,295	1,296
Continental Airlines Pass-Through Certificates, 6.13%, 04/29/18	397	412
Core Industrial Trust REMIC
3.98%, 02/10/22 (c) (d)	380	361
3.98%, 02/10/22 (c) (d)	360	333
Countrywide Asset-Backed Certificates REMIC, 0.36%, 03/25/37 (d)	548	547
Credit Acceptance Auto Loan Trust, 2.61%, 01/17/23 (c)	260	262
Credit Suisse Commercial Mortgage Trust REMIC
6.15%, 07/15/17 (d)	200	208
6.15%, 09/16/39 (c) (d)	42	42
DCP Rights LLC, 5.46%, 10/25/21 (c) (f)	269	270
Flatiron CLO Ltd.
4.78%, 10/25/24 (c) (d)	250	250
1.67%, 01/17/26 (c) (d)	345	344
GAHR Commercial Mortgage Trust REMIC, 3.49%, 12/15/19 (c) (d)	875	781
GAHR Commericial Mortgage Trust REMIC
3.49%, 12/15/19 (c) (d)	280	263
3.49%, 12/15/19 (c) (d)	380	350
Hilton USA Trust REMIC, 4.60%, 11/05/18 (c) (d)	374	379
LB-UBS Commercial Mortgage Trust REMIC
6.05%, 06/15/38 (d)	290	299
5.48%, 02/15/40	730	756
Navient Private Education Loan Trust
1.89%, 07/15/24 (c) (d)	295	300
3.50%, 12/15/24 (c)	100	92
OneMain Financial Issuance Trust
2.43%, 08/18/17 (c)	410	412
3.19%, 01/18/18 (c)	290	293
3.85%, 01/18/18 (c)	290	295
2.57%, 10/18/18 (c)	765	766
3.10%, 01/18/19 (c)	155	155
Santander Drive Auto Receivables Trust S-1, 0.00%, 01/31/16 (c) (k)	—	846
Santander Drive Auto Receivables Trust S-4, 0.00%, 09/30/16 (c) (k)	—	1,336
SLM Private Education Loan Trust
2.44%, 05/15/19 (c) (d)	630	666
3.00%, 12/15/19 (c)	360	352
Springleaf Funding Trust, 3.16%, 05/15/19 (c)	475	480
Union Pacific Railroad Co. Pass-Through Trust, 3.23%, 05/14/26	483	487
United Airlines Inc. Pass-Through Trust, 4.30%, 08/15/25	840	861
United Airlines Pass-Through Trust, 4.63%, 09/03/22	520	529
US Airways Pass-Through Trust
5.45%, 06/03/18	2,700	2,730
8.00%, 10/01/19	199	225
6.75%, 06/03/21	610	662
5.38%, 11/15/21	1,566	1,617
Wachovia Bank Commercial Mortgage Trust REMIC, 6.15%, 02/15/51 (d)	350	362
		27,347

Total Non-U.S. Government Agency Asset-Backed Securities (cost $62,946)		59,616

CORPORATE BONDS AND NOTES - 56.1%

BARBADOS - 0.1%
Columbus International Inc., 7.38%, 03/30/21 (c)	290	312

BRAZIL - 0.4%
Petrobras Global Finance BV
5.38%, 10/01/29, GBP	145	184
6.63%, 01/16/34, GBP	420	561
7.25%, 03/17/44	1,425	1,324
		2,069

CANADA - 0.4%
1011778 BC Unltd. Liability Corp., 6.00%, 04/01/22 (c)	465	478
Air Canada, 6.75%, 10/01/19 (c)	875	928
NOVA Chemicals Corp., 5.00%, 05/01/25 (c)	120	120
Valeant Pharmaceuticals International, 6.75%, 08/15/18 (c)	393	412
		1,938

CZECH REPUBLIC - 0.1%
CE Energy A/S, 7.00%, 02/01/21 (e), EUR	335	385

FRANCE - 3.0%
AXA SA, 3.88%, (callable at 100 beginning 10/08/25) (e) (g), EUR	500	550
BNP Paribas Cardif SA, 4.03%, (callable at 100 beginning 11/25/25) (g), EUR	700	749

	Shares/Par †	Value
BNP Paribas SA, 2.62%, 10/14/27 (d) (e), EUR	1,050	1,147
Credit Agricole Assurances SA, 4.25%, (callable at 100 beginning 01/13/25) (e) (g), EUR	1,600	1,712
Credit Agricole SA
3.88%, 04/15/24 (c)	1,075	1,083
2.63%, 03/17/27 (e), EUR	550	560
Electricite de France, 5.00%, (callable at 100 beginning 01/22/26) (e) (g), EUR	1,000	1,161
Faurecia, 3.13%, 06/15/22 (e), EUR	125	133
Lion/Seneca France 2, 7.88%, 04/15/19 (e), EUR	540	519
Numericable Group SA
4.88%, 05/15/19 (c)	475	470
5.38%, 05/15/22 (e), EUR	645	730
5.63%, 05/15/24 (e), EUR	1,645	1,848
6.25%, 05/15/24 (c)	270	266
Orange SA
4.00% (callable at 100 beginning 10/01/21) (e) (g), EUR	175	198
4.25% (callable at 100 beginning 02/07/20) (e) (g), EUR	100	116
5.00% (callable at 100 beginning 10/01/26) (e) (g), EUR	875	1,005
SGD Group SAS, 5.63%, 05/15/19 (e), EUR	435	492
Societe Generale SA, 2.63%, 02/27/25 (e), EUR	700	727
THOM Europe SAS, 7.38%, 07/15/19 (e), EUR	335	388
Total SA
2.25% (callable at 100 beginning 02/26/21) (e) (g), EUR	340	367
2.62% (callable at 100 beginning 02/26/25) (e) (g), EUR	135	140
		14,361

GERMANY - 5.3%
Aroundtown Property Holdings Plc
3.00%, 05/05/20 (e), EUR	1,200	1,406
3.00%, 12/09/21 (e), EUR	800	829
Bayer AG, 2.38%, 04/02/75 (e), EUR	1,050	1,110
Bayerische Landesbank, 0.80%, 02/07/19 (d) (e), EUR	600	627
Bertelsmann SE & Co. KGaA, 3.50%, 04/23/75 (e), EUR	400	407
Commerzbank AG, 7.75%, 03/16/21, EUR	1,500	1,994
Deutsche Annington Finance BV, 4.00%, (callable at 100 beginning 12/17/21) (e) (g), EUR	600	665
Deutsche Bank AG
2.75%, 02/17/25 (e), EUR	275	288
4.50%, 04/01/25	1,625	1,547
FTE Verwaltungs GmbH, 9.00%, 07/15/20 (e), EUR	430	509
HSH Nordbank AG
7.25% (callable at 100 beginning 09/30/15) (g)	2,400	648
0.79%, 02/14/17 (d), EUR	1,613	1,311
0.83%, 02/14/17 (d) (e), EUR	1,484	1,208
Mahle GmbH, 2.50%, 05/14/21 (e), EUR	115	131
Merck KGaA, 2.62%, 12/12/74 (d) (e), EUR	390	425
Pfleiderer GmbH, 7.88%, 08/01/19 (e), EUR	251	289
Schaeffler Finance BV, 3.25%, 05/15/25 (e), EUR	239	252
Schaeffler Holding Finance BV
6.25%, 11/15/19 (c) (h)	200	211
5.75%, 11/15/21 (e) (h), EUR	480	564
6.75%, 11/15/22 (c) (h)	228	246
Siemens Financieringsmaatschappij NV, 2.15%, 05/27/20 (c)	685	676
Unitymedia Hessen GmbH & Co. KG
5.63%, 04/15/23 (e), EUR	90	108
4.00%, 01/15/25 (e), EUR	1,539	1,750
6.25%, 01/15/29 (e), EUR	1,000	1,253
Volkswagen International Finance NV
3.50% (callable at 100 beginning 03/20/30) (e) (g), EUR	1,125	1,148
5.50%, 11/09/15 (c) (i), EUR	400	551
5.50%, 11/09/15 (e) (i), EUR	3,200	4,410
ZF North America Capital Inc.
2.25%, 04/26/19 (e), EUR	300	332
2.75%, 04/27/23 (e), EUR	400	421
4.75%, 04/29/25 (c)	150	145
		25,461

GREECE - 0.1%
Intralot Capital Luxembourg SA, 6.00%, 05/15/21 (e), EUR	500	476

INDIA - 0.1%
Samvardhana Motherson Automotive Systems Group BV, 4.13%, 07/15/21 (e), EUR	455	512

IRELAND - 1.7%
Allied Irish Banks Plc, 2.75%, 04/16/19 (e), EUR	1,865	2,149
Ardagh Packaging Finance Plc, 4.25%, 01/15/22 (e), EUR	468	518
Bank of Ireland
7.38% (callable at 100 beginning 06/18/20) (e) (g), EUR	425	472
3.25%, 01/15/19 (e), EUR	1,160	1,362
1.25%, 04/09/20 (e), EUR	575	622
4.25%, 06/11/24 (e), EUR	2,960	3,300
		8,423

ITALY - 6.4%
Banca Monte dei Paschi di Siena SpA
3.63%, 04/01/19 (e), EUR	660	742
2.88%, 04/16/21 (e), EUR	1,150	1,391
2.88%, 07/16/24 (e), EUR	1,270	1,503
Banco Popolare SC, 3.50%, 03/14/19 (e), EUR	2,358	2,700
CNH Industrial Finance Europe SA, 2.75%, 03/18/19 (e), EUR	835	935
Enel SpA, 6.50%, 01/10/74 (e), EUR	500	608
FGA Capital Ireland Plc, 2.63%, 04/17/19 (e), EUR	425	489
Intesa Sanpaolo SpA
3.50%, 01/17/22 (e), EUR	620	749
6.63%, 09/13/23 (e), EUR	810	1,073
3.93%, 09/15/26 (e), EUR	610	674
Meccanica Holdings USA Inc., 7.38%, 07/15/39 (c)	230	247
Mediobanca SpA, 2.25%, 03/18/19 (e), EUR	925	1,052
Rhino Bondco SpA, 7.25%, 11/15/20 (e), EUR	1,000	1,187
Snai SpA, 7.63%, 06/15/18 (e), EUR	170	195
Telecom Italia Capital SA, 7.72%, 06/04/38	350	394
Telecom Italia Finance SA
6.13%, 11/15/16 (e) (i), EUR	3,000	4,865
7.75%, 01/24/33, EUR	910	1,314
Telecom Italia SpA, 5.88%, 05/19/23, GBP	550	909
UniCredit SpA
6.75% (callable at 100 beginning 09/10/21) (e) (g), EUR	200	216
3.25%, 01/14/21 (e), EUR	1,580	1,871
6.95%, 10/31/22 (e), EUR	620	798
5.75%, 10/28/25 (e), EUR	3,340	3,995

	Shares/Par †	Value
Unione di Banche Italiane SCpA, 2.88%, 02/18/19 (e), EUR	900	1,040
Wind Acquisition Finance SA, 4.00%, 07/15/20 (e), EUR	1,753	1,949
		30,896

JAMAICA - 0.1%
Digicel Ltd., 6.00%, 04/15/21 (c)	252	243

JERSEY - 0.2%
Atrium European Real Estate Ltd., 4.00%, 04/20/20 (e), EUR	535	635
Enterprise Funding Ltd., 3.50%, 09/10/20 (e) (i), GBP	300	442
		1,077

LUXEMBOURG - 1.5%
Aguila 3 SA, 7.88%, 01/31/18 (c)	290	287
Altice Financing SA
6.50%, 01/15/22 (c)	350	350
5.25%, 02/15/23 (e), EUR	377	422
Altice SA
7.25%, 05/15/22 (e), EUR	1,115	1,255
7.75%, 05/15/22 (c)	280	271
6.25%, 02/15/25 (e), EUR	436	462
Altice US Finance I Corp., 5.38%, 07/15/23 (c)	369	359
APERAM, 0.63%, 07/08/21 (e) (i)	800	936
Atalaya Luxco, 11.50%, 05/30/20 (e) (f) (h) (j), EUR	956	1,093
Bilbao Luxembourg SA, 10.50%, 12/01/18 (e) (h), EUR	321	383
Intralot Finance Luxembourg SA, 9.75%, 08/15/18 (e), EUR	700	773
Xefin Lux SCA, 3.74%, 06/01/19 (d) (e), EUR	705	787
		7,378

MEXICO - 0.3%
Cemex SAB de CV
4.75%, 01/11/22 (e), EUR	805	900
4.38%, 03/05/23 (e), EUR	173	185
5.70%, 01/11/25 (c)	390	372
		1,457
NETHERLANDS - 1.4%
Achmea BV, 6.00%, 04/04/43 (d) (e), EUR	200	249
AerCap Ireland Capital Ltd.
4.25%, 07/01/20	832	833
4.63%, 07/01/22	534	535
Constellium NV, 8.00%, 01/15/23 (c)	250	256
Hema Bondco I BV, 6.25%, 06/15/19 (e), EUR	600	555
NXP BV
3.75%, 06/01/18 (c)	765	771
4.13%, 06/15/20 (c)	303	305
5.75%, 02/15/21 (c)	200	208
4.63%, 06/15/22 (c)	403	399
NXP Semiconductor NV, 1.00%, 12/01/19 (c) (i)	350	408
Sensata Technologies BV, 5.00%, 10/01/25 (c)	160	156
Stork Technical Services Holdco BV, 11.00%, 08/15/17 (e), EUR	170	184
TMF Group Holding BV, 9.88%, 12/01/19 (e), EUR	320	381
UPCB Finance IV Ltd., 4.00%, 01/15/27 (e), EUR	900	943
Ziggo Bond Finance BV, 4.63%, 01/15/25 (e), EUR	450	497
		6,680

POLAND - 0.1%
Play Finance 1 SA, 6.50%, 08/01/19 (e), EUR	310	360

PORTUGAL - 0.7%
Banco Espirito Santo SA
2.63%, 05/08/17 (e), EUR	400	433
4.75%, 01/15/18 (e), EUR	900	1,018
4.00%, 01/21/19 (e), EUR	2,000	2,219
		3,670

PUERTO RICO - 0.1%
Popular Inc., 7.00%, 07/01/19	550	550

SPAIN - 5.9%
Abengoa Finance SAU, 6.00%, 03/31/21 (e), EUR	639	659
Abengoa Greenfield SA, 5.50%, 10/01/19 (e), EUR	170	174
Banco Bilbao Vizcaya Argentaria SA
6.75% (callable at 100 beginning 02/18/20) (e) (g), EUR	400	443
7.00% (callable at 100 beginning 02/19/19) (e) (g) (i), EUR	1,000	1,116
9.00% (callable at 100 beginning 05/09/18) (e) (g) (i)	600	645
Banco Popular Espanol SA
8.25% (callable at 100 beginning 04/10/20) (e) (g) (i), EUR	400	442
11.50% (callable at 100 beginning 10/10/18) (e) (g) (i), EUR	700	868
Banco Santander SA, 6.25%, (callable at 100 beginning 03/12/19) (e) (g), EUR	1,000	1,093
Bankia SA
3.50%, 01/17/19 (e), EUR	2,400	2,786
4.00%, 05/22/24 (e), EUR	4,800	5,196
BPE Financiaciones SA, 2.00%, 02/03/20 (e), EUR	2,500	2,718
CaixaBank SA
4.50%, 11/22/16 (e) (i), EUR	1,100	1,114
5.00%, 11/14/23 (e), EUR	900	1,067
Cirsa Funding Luxembourg SA, 5.88%, 05/15/23 (e), EUR	1,914	2,059
Gas Natural Fenosa Finance BV
3.38% (callable at 100 beginning 04/24/24) (e) (g), EUR	1,600	1,617
4.12% (callable at 100 beginning 11/18/22) (e) (g), EUR	400	443
Obrascon Huarte Lain SA, 5.50%, 03/15/23 (e), EUR	498	455
PortAventura Entertainment Barcelona BV, 7.25%, 12/01/20 (e), EUR	416	483
Santander Issuances SAU, 2.50%, 03/18/25 (e), EUR	800	832
Telefonica Europe BV
4.20% (callable at 100 beginning 12/04/19) (e) (g), EUR	1,400	1,586
5.00% (callable at 100 beginning 03/31/20) (e) (g), EUR	800	928
5.87% (callable at 100 beginning 03/31/24) (e) (g), EUR	200	236
Telefonica SA, 6.00%, 07/24/17 (e) (i), EUR	1,000	1,348
		28,308

SWEDEN - 0.1%
Volvo Treasury AB, 4.20%, 06/10/75 (d) (e), EUR	445	497

SWITZERLAND - 0.8%
Credit Suisse AG, 5.75%, 09/18/25 (e), EUR	280	347
Credit Suisse Group AG, 6.25%, (callable at 100 beginning 12/18/24) (c) (g)	975	935

	Shares/Par †	Value
UBS AG
4.75%, 05/22/23 (d) (e)	300	302
5.13%, 05/15/24 (e)	775	766
4.75%, 02/12/26 (e), EUR	935	1,105
UBS Group AG
5.75% (callable at 100 beginning 02/09/22) (e) (g), EUR	250	282
7.00% (callable at 100 beginning 02/19/25) (e) (g)	225	228
		3,965
UNITED KINGDOM - 3.6%
Annington Finance No. 5 Plc, 13.00%, 01/15/23 (e) (h), GBP	319	626
Boparan Finance Plc, 4.38%, 07/15/21 (e), EUR	105	107
Care UK Health & Social Care Plc, 5.57%, 07/15/19 (d) (e), GBP	100	152
Centrica Plc
5.25%, 04/10/75 (e), GBP	470	718
3.00%, 04/10/76 (d) (e), EUR	935	997
Coventry Building Society, 6.37%, (callable at 100 beginning 10/08/25) (e) (g), GBP	200	302
Debenhams Plc, 5.25%, 07/15/21 (e), GBP	200	310
HBOS Capital Funding LP, 6.85%, (callable at 100 beginning 09/23/15) (g)	130	133
House of Fraser Funding Plc, 8.88%, 08/15/18 (e), GBP	363	595
International Game Technology Plc
6.25%, 02/15/22 (c)	400	382
6.50%, 02/15/25 (c)	200	185
Lloyds Banking Group Plc, 6.37%, (callable at 100 beginning 06/27/20) (e) (g) (i), EUR	1,374	1,578
Pension Insurance Corp. Plc, 6.50%, 07/03/24 (e), GBP	175	274
Punch Taverns Finance B Ltd.
5.94%, 09/30/22, GBP	940	1,447
5.27%, 03/30/24, GBP	160	237
Punch Taverns Finance Plc
0.57%, 07/15/21 (d) (e), GBP	601	845
6.07%, 10/15/27 (d) (e), GBP	528	784
Santander UK Group Holdings Plc, 7.38%, (callable at 100 beginning 6/24/22) (e) (g), GBP	475	742
Silk Bidco AS, 7.50%, 02/01/22 (e), EUR	555	632
SSE Plc, 3.88%, (callable at 100 beginning 09/10/20) (e) (g), GBP	375	570
Unique Pub Finance Co. Plc
7.40%, 03/30/24, GBP	195	313
5.66%, 06/30/27, GBP	1,171	1,876
6.46%, 03/30/32, GBP	491	687
Virgin Media Secured Finance Plc
6.00%, 04/15/21 (e), GBP	95	154
6.25%, 03/28/29 (e), GBP	500	812
Vougeot Bidco Plc, 7.88%, 07/15/20 (e), GBP	558	929
Voyage Care Bondco Plc, 11.00%, 02/01/19 (e), GBP	450	750
		17,137
UNITED STATES OF AMERICA - 23.6%
AbbVie Inc.
2.50%, 05/14/20	445	440
2.90%, 11/06/22	300	290
3.20%, 11/06/22	635	628
3.60%, 05/14/25	580	572
Actavis Funding SCS
3.00%, 03/12/20	625	627
3.45%, 03/15/22	258	255
3.80%, 03/15/25	625	613
4.55%, 03/15/35	625	592
Advanced Micro Devices Inc., 6.75%, 03/01/19	75	68
AECOM Technology Corp.
5.75%, 10/15/22 (c)	207	210
5.88%, 10/15/24 (c)	140	142
Alcatel-Lucent USA Inc, 6.75%, 11/15/20 (c)	365	386
Ally Financial Inc.
3.75%, 11/18/19	275	273
4.13%, 03/30/20	700	699
5.13%, 09/30/24	484	485
8.00%, 11/01/31	188	225
American Airlines Group Inc., 4.63%, 03/01/20 (c)	515	498
American Capital Ltd., 6.50%, 09/15/18 (c)	567	588
Amsurg Corp., 5.63%, 07/15/22	615	620
Anadarko Petroleum Corp., 0.00%, 10/10/36 (k)	5,270	2,108
Anixter Inc., 5.13%, 10/01/21	200	203
Antero Resources Corp., 5.13%, 12/01/22	500	472
Anthem Inc., 3.50%, 08/15/24	830	796
Apple Inc., 2.50%, 02/09/25	375	351
AT&T Inc.
2.45%, 06/30/20	290	284
0.00%, 11/27/22 (c) (k)	3,000	2,279
Bank of America Corp.
6.10% (callable at 100 beginning 03/17/25) (g)	642	634
6.25% (callable at 100 beginning 09/05/24) (g)	900	896
6.50% (callable at 100 beginning 10/23/24) (g)	1,110	1,149
3.30%, 01/11/23	120	118
Baxalta Inc.
2.88%, 06/23/20 (c)	535	534
4.00%, 06/23/25 (c)	500	497
Belden Inc., 5.50%, 04/15/23 (e), EUR	406	468
Beverage Packaging Holdings Luxembourg II SA, 6.00%, 06/15/17 (c)	227	227
Blackstone CQP Holdco LP, 9.30%, 03/31/19 (e) (f) (j)	672	690
Blue Coat Holdings Inc., 8.38%, 06/01/23 (c)	303	308
BMC Software Finance Inc., 8.13%, 07/15/21 (c)	60	49
Boston Scientific Corp.
2.85%, 05/15/20	260	259
3.85%, 05/15/25	1,250	1,211
California Resources Corp.
5.50%, 09/15/21	636	551
6.00%, 11/15/24	749	643
Calpine Corp.
5.38%, 01/15/23	516	507
5.75%, 01/15/25	742	722
Capital One Financial Corp.
5.55% (callable at 100 beginning 06/01/20) (g)	625	619
3.20%, 02/05/25	645	608
CDW LLC, 5.50%, 12/01/24	575	569
Chemours Co.
6.63%, 05/15/23 (c)	545	528
7.00%, 05/15/25 (c)	72	70
Citigroup Inc.
5.90% (callable at 100 beginning 02/15/23) (g)	436	429
5.95% (callable at 100 beginning 01/30/23) (g)	554	546
5.95% (callable at 100 beginning 05/15/25) (g)	819	790
3.75%, 06/16/24	1,250	1,256

	Shares/Par †	Value
CommScope Technologies Finance LLC, 6.00%, 06/15/25 (c)	102	102
CONSOL Energy Inc., 5.88%, 04/15/22	215	183
DaVita HealthCare Partners Inc., 5.00%, 05/01/25	164	158
Discover Bank
3.20%, 08/09/21	750	739
4.20%, 08/08/23	480	485
DISH DBS Corp., 5.88%, 11/15/24	400	384
DJO Finco LLC, 8.13%, 06/15/21 (c)	198	204
Dynegy Inc.
6.75%, 11/01/19 (c)	815	848
7.38%, 11/01/22 (c)	808	846
Eastman Chemical Co., 4.65%, 10/15/44	1,150	1,086
Endo Finance LLC
6.00%, 07/15/23 (c)	200	205
6.00%, 02/01/25 (c)	200	203
Energy Transfer Partners LP
4.15%, 10/01/20	360	370
4.75%, 01/15/26	1,250	1,232
Entergy Corp., 4.00%, 07/15/22	1,005	1,012
Enterprise Products Operating LLC
3.75%, 02/15/25	375	367
3.70%, 02/15/26	1,025	996
Equinix Inc.
5.38%, 01/01/22	361	362
5.75%, 01/01/25	250	247
ESH Hospitality Inc., 5.25%, 05/01/25 (c)	79	77
Family Tree Escrow LLC
5.25%, 03/01/20 (c)	30	31
5.75%, 03/01/23 (c)	395	413
FireEye Inc.
1.00%, 06/01/35 (c) (i)	141	150
1.63%, 06/01/35 (c) (i)	146	156
Flextronics International Ltd., 4.75%, 06/15/25 (c)	745	738
Florida East Coast Holdings Corp., 6.75%, 05/01/19 (c)	427	428
Forest Laboratories Inc., 5.00%, 12/15/21 (c)	1,320	1,431
Freeport-McMoRan Inc., 5.40%, 11/14/34	631	543
Frontier Communications Corp., 6.25%, 09/15/21	145	132
Gannett Co. Inc., 4.88%, 09/15/21 (c)	250	248
Gates Global LLC, 5.75%, 07/15/22 (e), EUR	100	103
General Motors Co., 5.20%, 04/01/45	355	352
Genworth Financial Inc.
6.52%, 05/22/18	780	819
7.70%, 06/15/20	290	315
4.80%, 02/15/24	313	273
Genworth Holdings Inc.
7.20%, 02/15/21	1,108	1,161
4.90%, 08/15/23	210	186
Goldman Sachs Group Inc.
5.38% (callable at 100 beginning 05/10/20) (g)	1,080	1,067
4.00%, 03/03/24	2,500	2,529
3.75%, 05/22/25	2,070	2,040
HCA Inc.
4.25%, 10/15/19	832	852
5.38%, 02/01/25	175	177
5.25%, 04/15/25	954	988
HD Supply Inc.
11.00%, 04/15/20	214	238
7.50%, 07/15/20	212	224
5.25%, 12/15/21 (c)	817	828
Healthsouth Corp., 5.75%, 11/01/24	78	80
Hologic Inc., 5.25%, 07/15/22 (c)	100	102
HSBC USA Inc., 1.70%, 03/05/18	2,795	2,786
Huntington Ingalls Industries Inc., 5.00%, 12/15/21 (c)	281	286
Icahn Enterprises LP, 5.88%, 02/01/22	424	431
Infor Software Parent LLC, 7.13%, 05/01/21 (c) (h)	525	527
Infor US Inc., 6.50%, 05/15/22 (c)	927	945
ING US Inc., 5.65%, 05/15/53 (d)	845	862
iStar Financial Inc., 4.00%, 11/01/17	157	154
Italics Merger Sub Inc., 7.13%, 07/15/23 (c)	378	373
Jefferies Group LLC, 6.50%, 01/20/43	437	426
JPMorgan Chase & Co.
5.00% (callable at 100 beginning 07/01/19) (g)	600	587
6.10% (callable at 100 beginning 10/01/24) (g)	500	502
6.75% (callable at 100 beginning 02/01/24) (g)	775	828
3.20%, 01/25/23	1,250	1,232
KLA-Tencor Corp., 4.65%, 11/01/24	1,120	1,117
Kraft Foods Group Inc., 5.00%, 06/04/42	640	636
Lennar Corp., 4.50%, 11/15/19	373	378
Level 3 Financing Inc.
6.13%, 01/15/21	662	694
5.13%, 05/01/23 (c)	142	140
5.38%, 05/01/25 (c)	168	162
LGE HoldCo VI BV, 7.13%, 05/15/24 (e), EUR	1,370	1,697
Mallinckrodt International Finance SA
4.88%, 04/15/20 (c)	46	47
5.75%, 08/01/22 (c)	300	306
5.50%, 04/15/25 (c)	40	39
Meccanica Holdings USA Inc.
6.25%, 07/15/19 (c)	510	546
6.25%, 01/15/40 (c)	1,120	1,075
Micron Technology Inc.
5.25%, 08/01/23 (c)	1,075	1,031
5.50%, 02/01/25 (c)	1,020	956
5.63%, 01/15/26 (c)	620	573
Morgan Stanley
2.80%, 06/16/20	4,103	4,110
3.88%, 04/29/24	1,250	1,262
Motorola Solutions Inc., 3.75%, 05/15/22	938	922
Mylan Inc., 3.13%, 01/15/23 (c)	469	447
Netflix Inc.
5.50%, 02/15/22 (c)	331	342
5.88%, 02/15/25 (c)	145	150
Northwest Florida Timber Finance LLC, 4.75%, 03/04/29 (c)	605	544
Nuance Communications Inc., 5.38%, 08/15/20 (c)	85	85
Omnicare Inc., 4.75%, 12/01/22	900	954
Perrigo Finance Plc, 3.90%, 12/15/24	995	981
Plantronics Inc., 5.50%, 05/31/23 (c)	51	52
Priceline Group Inc., 3.65%, 03/15/25	247	240
Project Homestake Merger Corp., 8.88%, 03/01/23 (c)	545	529
Prudential Financial Inc., 5.38%, 05/15/45 (d)	850	836
QVC Inc.
3.13%, 04/01/19	230	228
4.85%, 04/01/24	706	706
Radian Group Inc.
5.50%, 06/01/19	465	474
5.25%, 06/15/20	465	463
Realogy Group LLC, 7.63%, 01/15/20 (c)	186	197
Rite Aid Corp., 6.13%, 04/01/23 (c)	299	308
RSP Permian Inc., 6.63%, 10/01/22 (c)	256	262
Sabine Pass Liquefaction LLC
5.63%, 02/01/21 (l)	174	177
6.25%, 03/15/22	276	286

	Shares/Par †	Value
5.75%, 05/15/24	100	100
5.63%, 03/01/25 (c)	411	407
Sabine Pass LNG LP, 7.50%, 11/30/16	225	237
Sabre GLBL Inc., 5.38%, 04/15/23 (c)	682	672
Sanchez Energy Corp., 6.13%, 01/15/23	247	221
SBA Communications Corp., 4.88%, 07/15/22	275	268
Seagate HDD Cayman, 4.88%, 06/01/27 (c)	850	825
Sealed Air Corp., 5.13%, 12/01/24 (c)	400	394
Spectrum Brands Inc., 5.75%, 07/15/25 (c)	117	119
Sprint Communications Inc., 9.00%, 11/15/18 (c)	189	213
Sprint Corp.
7.88%, 09/15/23	721	703
7.13%, 06/15/24	207	192
State Street Capital Trust IV, 1.29%, 06/15/37 (d)	1,510	1,317
Steel Dynamics Inc., 5.13%, 10/01/21	413	414
Synchrony Financial, 2.70%, 02/03/20	515	508
T-Mobile USA Inc.
6.63%, 04/28/21	172	178
6.73%, 04/28/22	79	82
6.00%, 03/01/23	81	83
6.50%, 01/15/24	240	248
6.38%, 03/01/25	340	349
TA Manufacturing Ltd., 3.63%, 04/15/23 (e), EUR	150	163
Tenet Healthcare Corp.
5.00%, 03/01/19 (c)	556	556
3.79%, 06/15/20 (c) (d)	375	378
6.00%, 10/01/20	247	263
8.13%, 04/01/22	324	355
TerraForm Power Operating LLC, 5.88%, 02/01/23 (c)	471	478
Tesoro Logistics LP, 6.25%, 10/15/22 (c)	112	116
THC Escrow Corp. II, 6.75%, 06/15/23 (c)	218	222
Time Warner Cable Inc., 5.00%, 02/01/20	1,221	1,314
TransDigm Inc.
6.00%, 07/15/22	308	304
6.50%, 07/15/24	418	413
TRI Pointe Holdings Inc.
4.38%, 06/15/19	200	196
5.88%, 06/15/24	135	132
Univision Communications Inc., 5.13%, 02/15/25 (c)	88	85
Valeant Pharmaceuticals International Inc.
5.63%, 12/01/21 (c)	1,025	1,053
5.50%, 03/01/23 (c)	108	109
Verizon Communications Inc.
6.40%, 09/15/33	599	685
4.40%, 11/01/34	2,220	2,078
VRX Escrow Corp.
5.38%, 03/15/20 (c)	200	206
4.50%, 05/15/23 (e), EUR	1,735	1,873
5.88%, 05/15/23 (c)	1,605	1,643
6.13%, 04/15/25 (c)	232	239
Weatherford International Ltd., 5.50%, 02/15/16	586	598
Whiting Petroleum Corp.
5.00%, 03/15/19	135	133
5.75%, 03/15/21	145	143
Williams Partners LP, 3.60%, 03/15/22	325	315
Wise Metals Group LLC, 8.75%, 12/15/18 (c)	455	481
WR Grace & Co-Conn, 5.13%, 10/01/21 (c)	110	111
XPO Logistics Inc.
5.75%, 06/15/21 (e), EUR	300	329
6.50%, 06/15/22 (c)	609	596
		113,280
VENEZUELA - 0.1%
Petroleos de Venezuela SA
5.25%, 04/12/17 (e)	330	164
6.00%, 11/15/26 (e)	300	106
		270
Total Corporate Bonds and Notes (cost $282,566)		269,705
GOVERNMENT AND AGENCY OBLIGATIONS - 8.1%
CROATIA - 0.0%
Croatia Government International Bond, 3.88%, 05/30/22 (e), EUR	120	134
GERMANY - 0.2%
Deutsche Bundesrepublik Inflation Indexed Bond, 0.10%, 04/15/23 (m), EUR	726	863
GREECE - 0.0%
Hellenic Republic Government Bond, 3.00%, 02/24/24 (e) (l), EUR	282	133
HUNGARY - 0.1%
Hungary Government International Bond, 5.38%, 03/25/24	320	347
INDONESIA - 0.1%
Indonesia Government International Bond
2.88%, 07/08/21 (e), EUR	260	292
6.75%, 01/15/44 (e)	290	336
		628
ITALY - 1.5%
Italy Buoni Poliennali Del Tesoro
5.50%, 09/01/22 - 11/01/22, EUR	2,270	3,136
4.50%, 03/01/24, EUR	730	960
1.50%, 06/01/25, EUR	2,210	2,290
Italy Buoni Poliennali Del Tesoro Inflation Indexed Note, 3.10%, 09/15/26 (m), EUR	744	976
		7,362
PORTUGAL - 0.3%
Portugal Government International Bond, 5.13%, 10/15/24 (e)	725	740
Portugal Obrigacoes do Tesouro OT, 2.88%, 10/15/25, EUR	700	773
		1,513
RUSSIAN FEDERATION - 0.1%
Russia Government International Bond, 7.50%, 03/31/30 (e)	313	366
SERBIA - 0.1%
Republic of Serbia, 5.88%, 12/03/18 (e)	320	336
SLOVENIA - 0.1%
Slovenia Government Bond, 4.63%, 09/09/24 (e), EUR	240	317
SPAIN - 1.0%
Spain Government Bond
5.40%, 01/31/23, EUR	1,620	2,244
4.40%, 10/31/23, EUR	2,061	2,700
		4,944
UNITED STATES OF AMERICA - 4.6%
U.S. Treasury Bond
2.50%, 02/15/45	3,110	2,724
3.00%, 05/15/45	6,145	5,993
U.S. Treasury Note
1.13%, 06/15/18	7,591	7,615
1.38%, 03/31/20	710	703

	Shares/Par †	Value
1.63%, 06/30/20 (n)	968	967
1.88%, 05/31/22	1,015	1,003
2.13%, 06/30/22 - 05/15/25	3,073	3,044
		22,049
VENEZUELA - 0.0%
Venezuela Government International Bond, 11.75%, 10/21/26 (e)	100	43
Total Government and Agency Obligations (cost $40,144)		39,035
INVESTMENT COMPANIES - 0.1%
Alerian MLP ETF	13	203
Market Vectors Gold Miners ETF	10	183
Total Investment Companies (cost $417)		386
TRUST PREFERREDS - 0.5%
UNITED STATES OF AMERICA - 0.5%
RBS Capital Funding Trust V, 5.90%, (callable at 25 beginning 08/17/15) (g)	66	1,590
RBS Capital Funding Trust VII, 6.08%, (callable at 25 beginning 08/17/15) (g)	32	774
Total Trust Preferreds (cost $2,364)		2,364
PREFERRED STOCKS - 1.0%
GERMANY - 0.2%
Volkswagen AG	5	1,111
SPAIN - 0.1%
Santander Finance Preferred SAU, 4.00%, (callable at 25 beginning 03/05/17) (g)	16	364
UNITED KINGDOM - 0.1%
Royal Bank of Scotland Group Plc - ADR, 6.13%, (callable at 25 beginning 08/17/15) (g)	2	41
Royal Bank of Scotland Group Plc - ADR, 6.60%, (callable at 25 beginning 08/17/15) (g)	8	209
		250
UNITED STATES OF AMERICA - 0.6%
Allergan Plc, 5.50%, 03/01/2018 (i)	1	730
Citigroup Inc., 6.88%, (callable at 25 beginning 11/15/23) (g)	35	934
United Technologies Corp., 7.50%, 08/01/15 (i)	11	643
Wells Fargo & Co., 5.85%, (callable at 25 beginning 09/15/23) (g)	28	706
		3,013
Total Preferred Stocks (cost $4,909)		4,738
PURCHASED OPTIONS - 0.2%
American Airlines Inc. Put Option, Strike Price 39, Expiration 07/17/15	85	8
Bank of America Corp. Put Option, Strike Price 16.50, Expiration 07/10/15	165	1
CBOE Volatility Index Call Option, Strike Price 15, Expiration 07/22/15	240	74
Citigroup Inc. Put Option, Strike Price 56, Expiration 07/17/15	65	10
eBay Inc. Put Option, Strike Price 59, Expiration 07/10/15	85	3
EMC Corp. Call Option, Strike Price 29, Expiration 08/21/15	125	3
Emerson Electric Co. Call Option, Strike Price 62.50, Expiration 07/17/15	80	—
Emerson Electric Co. Call Option, Strike Price 62.50, Expiration 09/18/15	35	1
Euro STOXX 50 Index Put Option, Strike Price EUR 3,350, Expiration 08/21/15	22	28
Euro versus USD Put Option, Strike Price EUR 1.11, Expiration 07/06/15, DUB	2,200,000	17
Euro versus USD Put Option, Strike Price EUR 1.11, Expiration 07/09/15, BNP	1,760,000	20
Euro versus USD Put Option, Strike Price EUR 1.11, Expiration 07/09/15, DUB	2,100,000	20
Hydrogenics Corp. Call Option, Strike Price 90, Expiration 07/17/15	185	2
Hydrogenics Corp. Put Option, Strike Price 88, Expiration 08/21/15	125	17
Hydrogenics Corp. Put Option, Strike Price 89, Expiration 07/17/15	170	18
Hydrogenics Corp. Put Option, Strike Price 90, Expiration 07/17/15	80	16
iShares Russell 2000 Index ETF Put Option, Strike Price 121, Expiration 07/17/15	80	8
iShares Russell 2000 Index ETF Put Option, Strike Price 123, Expiration 07/02/15	80	3
iShares Russell 2000 Index ETF Put Option, Strike Price 123, Expiration 07/17/15	80	13
iShares U.S. Preferred Stock ETF Put Option, Strike Price 39, Expiration 07/17/15	210	3
iTraxx Europe Main Series 23 Put Option, Strike Price EUR 275, Expiration 07/15/15, CIT	6,500,000	201
iTraxx Europe Main Series 23 Put Option, Strike Price EUR 300, Expiration 07/15/15, CIT	6,500,000	131
iTraxx Europe Main Series 23 Put Option, Strike Price EUR 325, Expiration 08/19/15, JPM	5,800,000	120
Market Vectors Semiconductor ETF Put Option, Strike Price 56, Expiration 07/17/15	85	17
Micron Techonology Inc. Put Option, Strike Price 18, Expiration 07/17/15	85	3
Morgan Stanley Put Option, Strike Price 38, Expiration 07/17/15	65	3
Oracle Corp. Call Option, Strike Price 46, Expiration 07/17/15	105	—
Oracle Corporation Call Option, Strike Price 45.50, Expiration 07/02/15	65	—
PowerShares QQQ Trust ETF Put Option, Stock Price 107, Expiration 07/17/15	85	14
PowerShares QQQ Trust ETF Put Option, Stock Price 108, Expiration 07/17/15	80	17
PowerShares QQQ Trust ETF Put Option, Strike Price 107, Expiration 07/31/15	85	17
PowerShares QQQ Trust ETF Put Option, Strike Price 110, Expiration 07/31/15	80	30
Put Swaption, 3-Month LIBOR versus 1.95% fixed, Expiration 09/03/15, MSC	12,510,000	70
Put Swaption, 3-Month LIBOR versus 2.50% fixed, Expiration 09/03/15, MSC	12,170,000	187
SPDR Consumer Fund Put Option, Strike Price 75, Expiration 07/02/15	85	—
SPDR Financail Fund Put Option, Strike Price 24.50, Expiration 07/31/15	185	9
SPDR Health Care Fund Put Option, Strike Price 73, Expiration 07/02/15	85	1
SPDR Health Care Fund Put Option, Strike Price 74.50, Expiration 07/31/15	80	12

	Shares/Par †	Value
SPDR Health Care Fund Put Option, Strike Price 75, Expiration 07/17/15	80	11
SPDR S&P 500 ETF Trust Put Option, Strike Price 205, Expiration 07/17/15	80	21
SPDR S&P 500 ETF Trust Put Option, Strike Price 206, Expiration 07/31/15	65	23
SPDR S&P 500 ETF Trust Put Option, Strike Price 207, Expiration 07/31/15	40	17
Volkswagen AG Put Option, Strike Price EUR 150, Expiration 12/18/15, DUB	242	28
Total Purchased Options (cost $968)		1,197

VARIABLE RATE SENIOR LOAN INTERESTS - 10.6% (d)
AUSTRIA - 0.2%
Constantinople Acquisition GmbH Term Loan, 4.75%, 06/30/22, EUR	$647	724
Constantinople Acquisition GmbH Term Loan B2, 4.75%, 04/30/22, EUR	97	108
		832
CANADA - 0.0%
CEVA Logisitics Term Loan, 6.50%, 03/18/21	9	8
Hudson’s Bay Co. Initial Term Loan, 4.75%, 10/07/20	37	38
		46
DENMARK - 0.5%
Douglas Holding AG Term Loan B, 0.00%, 06/24/22 (o), EUR	910	1,010
Nets Holdings A/S Term Loan, 4.25%, 05/14/21, EUR	1,050	1,166
		2,176
FRANCE - 0.2%
Numericable Group SA Term Loan, 4.50%, 04/23/20, EUR	716	799
		799
GERMANY - 0.6%
KP Germany Erste GmbH Term Loan, 5.00%, 04/28/20, EUR	160	178
KP Germany Erste GmbH Term Loan B, 5.00%, 06/30/20, EUR	180	201
Schaeffler (INA Beteiligung GmbH) Term Loan B, 4.25%, 05/15/20, EUR	513	571
Springer Media Term Loan, 4.75%, 08/14/20, EUR	1,905	2,125
		3,075
GREECE - 0.2%
ConvaTec Inc. Term Loan B, 4.25%, 06/09/20, EUR	1,070	1,192
		1,192
LUXEMBOURG - 1.0%
Altice Financing SA Term Loan, 5.25%, 01/29/22, EUR	230	256
Avago Technologies Term Loan, 3.75%, 04/01/21	581	582
Azelis SA Term Loan B, 5.00%, 04/01/22, EUR	1,870	2,056
BSN Medical Luxembourg Group Holding S.A.R.L. Term Loan C, 0.00%, 08/29/19 (o), EUR	1,193	1,326
Mallinckrodt International Finance SA Term Loan B, 3.25%, 02/24/21	202	201
Siemens Audiology Solutions Term Loan B, 5.50%, 12/31/21, EUR	429	479
		4,900
NETHERLANDS - 0.4%
Action Holding BV Term Loan B, 4.52%, 01/31/21, EUR	636	708
Bureau Van Dijk Term Loan B
4.02%, 09/15/21, EUR	465	518
5.00%, 09/15/21, GBP	270	423
CEVA Logisitics Term Loan, 6.50%, 03/18/21	51	48
		1,697
SPAIN - 0.1%
Goldcar Nuevo Trabajo Term Loan, 6.50%, 06/30/20, EUR	450	488

UNITED KINGDOM - 1.6%
Bestway UK Holdco Ltd. Term Loan B, 5.26%, 09/25/21, GBP	560	881
CEVA Group Plc Term Loan
6.50%, 03/12/21	49	46
6.50%, 03/12/21	70	66
Iglo Foods Holdco Ltd. Term Loan C2, 4.69%, 06/30/20, GBP	142	224
INEOS Finance Plc Term Loan, 0.00%, 12/15/20 (o), EUR	3,571	3,913
RAC Finance Holdings Ltd. Term Loan, 8.14%, 11/30/22, GBP	490	774
Saga Mid Co. Ltd. Term Loan, 2.72%, 04/25/19, GBP	529	804
Virgin Media Investment Holdings Ltd. Term Loan, 4.25%, 06/30/23, GBP	660	1,029
		7,737
UNITED STATES OF AMERICA - 5.8%
Academy Ltd. Term Loan B, 0.00%, 06/09/22 (o)	230	230
Advantage Sales and Marketing Inc. Term Loan, 4.25%, 07/07/20	278	276
Alere Inc. Term Loan B, 0.00%, 06/15/22 (o)	55	55
Alliance Laundry Systems Term Loan B, 4.25%, 04/20/20	215	215
AMAYA Holdings BV Term Loan, 5.00%, 07/29/21	273	272
American Energy Marcellus Term Loan, 8.50%, 07/07/21	757	406
Avaya Inc. Term Loan B-7, 0.00%, 04/30/20 (o)	200	193
B/E Aerospace Inc. Term Loan, 4.00%, 11/12/21	114	115
Bass Pro Group LLC Term Loan B, 4.00%, 06/15/20	171	170
BJ’s Wholesale Club Term Loan, 4.50%, 09/26/19	287	286
Boyd Gaming Corp. Term Loan B, 4.00%, 08/15/21	196	196
Bright Horizons Family Solutions LLC Term Loan B, 3.75%, 01/30/20	245	244
Burger King Corp. Term Loan B, 3.75%, 12/10/21	334	334
Caesars Entertainment Resort Properties LLC Term Loan B, 7.00%, 09/17/20	970	877
Calpine Corp. Term Loan B, 3.50%, 06/15/22	250	248
Catalent Pharma Solutions Inc. Term Loan, 4.25%, 04/30/21	223	223
Cengage Learning Acquisitions Inc. Term Loan, 8.25%, 02/20/20	758	758
Citgo Petroleum Corp. Term Loan, 9.50%, 05/09/18	199	200
Coinmach Corp. Term Loan, 4.25%, 11/14/19	368	367
Community Health Systems Inc. Term Loan G, 3.75%, 12/31/19	725	725

	Shares/Par †	Value
Connolly Corp. Term Loan, 0.00%, 05/14/21 (o)	249	250
Continental Building Products LLC Term Loan B, 4.00%, 08/14/20	220	219
CPG International Inc. Term Loan, 4.75%, 09/13/20	368	365
DaVita HealthCare Partners Inc. Term Loan B, 3.50%, 06/20/21	199	199
Dell Inc. Term Loan B, 3.75%, 09/24/18	718	717
DJO Finance LLC Term Loan, 4.25%, 06/08/20	200	200
Endo Luxembourg Finance Term Loan, 0.00%, 06/30/16 (o)	200	200
Endo Luxembourg Finance Term Loan B, 0.00%, 06/30/22 (o)	280	280
Endo Pharmaceuticals Holdings Inc. Term Loan B, 3.25%, 12/11/20	249	250
Energy Future Intermediate Holding Co. LLC Term Loan, 4.25%, 04/28/16	230	230
Everest Acquisition LLC Term Loan B-3, 3.50%, 05/24/18	200	198
First Data Corp. Replacement Term Loan, 3.69%, 03/23/18	1,140	1,135
First Data Corp. Term Loan B, 3.69%, 09/24/18	25	25
Freescale Semiconductor Inc. Term Loan B-5, 5.00%, 01/15/21	351	352
Gates Global LLC US Term Loan B, 4.25%, 07/03/21	551	542
Grifols Worldwide Operations USA Inc. Term Loan, 3.19%, 03/03/21	493	493
HCA Inc. Term Loan B-4, 3.03%, 05/01/18	249	249
Hertz Corp. Term Loan B2, 3.50%, 03/11/18	199	198
IMS Health Inc. Term Loan B, 3.50%, 03/05/21	336	334
Infor US Inc. Term Loan B5, 3.75%, 06/03/20	249	246
Informatica Corp. Term Loan B, 0.00%, 06/01/22 (o)	399	398
Intelsat Jackson Holdings SA Term Loan B-2, 3.75%, 06/30/19	200	198
Interactive Data Corp. Term Loan, 4.75%, 04/30/21	297	298
J. Crew Group Inc. New Term Loan B, 4.00%, 02/26/21	54	47
Level 3 Financing Inc. Term Loan B, 4.00%, 01/15/20	300	300
Level 3 Financing Inc. Term Loan B-II V2, 4.50%, 06/01/22	90	90
LUX HoldCo Term Loan, 4.25%, 01/15/22, EUR	728	812
MacDermid Inc. Term Loan, 4.50%, 06/15/20	490	491
MGM Resorts International Term Loan B, 3.50%, 12/13/19	249	247
Mitchell International Inc. Term Loan B, 4.50%, 09/27/20	180	179
Mondelez International Inc. Term Loan B-1, 4.25%, 07/04/21, EUR	1,230	1,373
Nautilus Merger Sub Inc. Term Loan, 0.00%, 03/12/21 (o)	150	147
Novelis Inc. Term Loan B, 4.00%, 06/15/22	642	639
Offshore Group Investment Ltd. Term Loan, 5.75%, 03/28/19	103	62
Ortho-Clinical Diagnostics Inc. 1st Lien Term Loan, 4.75%, 04/29/21	223	218
Oxea Finance & Cy SCA Term Loan, 8.25%, 07/15/20	90	84
Oxea Finance & Cy SCA Term Loan B-2, 4.25%, 11/30/19	502	484
Par Pharmaceutical Companies Inc. Term Loan, 4.00%, 09/28/19	246	246
Party City Holdings Inc. Term Loan, 4.00%, 07/27/19	636	634
Petsmart Inc. Covenant-Lite Term Loan B, 4.25%, 03/10/22	225	224
Pinnacle Foods Finance LLC Term Loan G, 3.00%, 04/15/20	432	430
RBS Global Inc. and Rexnord Corp. Term Loan B, 4.00%, 08/15/20	226	225
Reynolds Group Holdings Inc. New Dollar Term Loan, 4.50%, 11/26/18	96	96
Riverbed Technology Inc. Term Loan, 6.00%, 02/25/22	135	136
RPI Finance Trust Term Loan B4, 3.50%, 11/09/20	249	250
Sabre Inc. Term Loan B, 4.00%, 02/19/19	273	272
Sequa Corp. Term Loan, 5.25%, 05/15/17	291	255
ServiceMaster Co. LLC Term Loan, 4.25%, 06/24/21	526	526
Spectrum Brands Inc. Term Loan
0.00%,06/16/22 (o), EUR	350	389
3.75%, 06/20/22	200	200
SS&C Technologies Term Loan B1, 0.00%, 06/29/22 (o)	249	249
SS&C Technologies Term Loan B2, 0.00%, 06/29/22 (o)	56	56
Surgery Center Holding Corp. Term Loan, 5.25%, 07/16/20	85	85
Surgical Care Affiliates Inc. Term Loan B, 4.25%, 03/17/22	75	75
TIBCO Software Inc. Term Loan, 6.50%, 11/24/20	314	314
TransUnion LLC Term Loan, 3.75%, 04/09/21	249	247
Travelport Finance SARL Term Loan B, 5.75%, 08/11/21	642	642
Tribune Media Co. Term Loan, 0.00%, 12/27/20 (o)	150	150
Univision Communications Inc. Replacement 1st Lien Term Loan, 4.00%, 03/01/20	296	293
Valeant Pharmaceuticals International Inc. Term Loan
3.50%, 12/11/19	172	172
4.00%, 03/13/22	867	865
WideOpenWest Finance LLC US Term Loan B, 4.50%, 04/01/19	200	199
Wilsonart LLC Initial Term Loan, 4.00%, 11/01/19	294	291
Xella International SA Term Loan, 3.75%, 03/31/19, EUR	810	903
Zayo Group First Lein Term Loan B, 3.75%, 07/02/19	299	296
		27,859
Total Variable Rate Senior Loan Interests (cost $52,405)		50,801

SHORT TERM INVESTMENTS - 26.1%

Investment Company - 8.4%
JNL Money Market Fund, 0.01% (p) (q)	40,500	40,500

Repurchase Agreements - 17.7%
Belgium - 0.6%
Repurchase Agreement with CGM, (0.10)% (Collateralized by $2,608 Anheuser-Busch InBev Finance Inc., 3.70%, due 02/01/24, value $2,671) acquired on 03/10/15, open maturity at $2,732	$2,732	2,732

	Shares/Par †	Value
Canada - 1.0%
Repurchase Agreement with BCL, (0.15)% (Collateralized by $1,151 Potash Corp. of Saskatchewan Inc., 5.63%, due 12/01/40, value $1,278) acquired on 12/16/14, open maturity at $1,396	1,396	1,396
Repurchase Agreement with BCL, (0.15)% (Collateralized by $2,460 Royal Bank of Canada, 2.15%, due 03/15/19, value $2,479) acquired on 02/13/15, open maturity at $2,503	2,503	2,503
Repurchase Agreement with CSI, (0.15)% (Collateralized by $686 Royal Bank of Canada, 2.15%, due 03/15/19, value $691) acquired on 02/19/15, open maturity at $698	698	698
		4,597
Ecuador - 0.0%
Repurchase Agreement with JPM, (0.50)% (Collateralized by $200 Ecuador Government International Bond, 7.95%, due 06/20/24, value $180) acquired on 04/01/15, open maturity at $190	190	190
France - 0.1%
Repurchase Agreement with BCL, (0.15)% (Collateralized by $500 Total Capital International SA, 3.75%, due 04/10/24, value $518) acquired on 02/10/15, open maturity at $544	544	544
Germany - 0.3%
Repurchase Agreement with JPM, (0.18)% (Collateralized by EUR 323 Bundesrepublik Deutschland, 2.50%, due 01/04/21, value EUR 364) acquired on 12/16/14, open maturity at $422, EUR	379	422
Repurchase Agreement with JPM, (0.18)% (Collateralized by EUR 725 Bundesobligation, 0.75%, due 02/24/17, value EUR 737) acquired on 12/16/14, open maturity at $832, EUR	746	832
		1,254
Nigeria - 0.0%
Repurchase Agreement with BBP, (1.25)% (Collateralized by $200 Nigeria Government International Bond, 6.38%, due 07/12/23, value $203) acquired on 01/12/15, open maturity at $184	184	184

Norway - 0.1%
Repurchase Agreement with DUB, (0.15)% (Collateralized by $500 Statoil ASA, 3.70%, due 03/01/24, value $518) acquired on 02/11/15, open maturity at $546	546	546

Portugal - 0.5%
Repurchase Agreement with JPM, (0.50)% (Collateralized by EUR 500 Portugal Obrigacoes do Tesouro OT, 4.35%, due 10/16/17, value EUR 543) acquired on 06/15/15, open maturity at $684, EUR	614	684
Repurchase Agreement with MSC, (0.35)% (Collateralized by EUR 1,300 Portugal Obrigacoes do Tesouro OT, 4.35%, due 10/16/17, value EUR 1,412) acquired on 05/05/15, open maturity at $1,708, EUR	1,532	1,708
		2,392
United Kingdom - 0.6%
Repurchase Agreement with BCL, (0.10)% (Collateralized by $1,288 Standard Chartered Plc, 5.70%, due 03/26/44, value $1,346) acquired on 04/29/15, open maturity at $1,407	1,407	1,407
Repurchase Agreement with DUB, (0.10)% (Collateralized by $340 Imperial Tobacco Finance Plc, 3.50%, due 02/11/23, value $332) acquired on 12/03/14, open maturity at $338	338	338
Repurchase Agreement with DUB, (0.15)% (Collateralized by $500 BP Capital Markets Plc, 3.81%, due 02/10/24, value $509) acquired on 02/11/15, open maturity at $529	529	529
Repurchase Agreement with MLP, (0.15)% (Collateralized by $350 Standard Chartered Plc, 5.70%, due 03/26/44, value $366) acquired on 06/02/15, open maturity at $385	385	385
		2,659
United States of America - 14.5%
Repurchase Agreement with BCL, (0.10)% (Collateralized by $500 JPMorgan Chase & Co., 4.85%, due 02/01/44, value $517) acquired on 04/30/15, open maturity at $563	563	563
Repurchase Agreement with BCL, (0.10)% (Collateralized by $540 Microsoft Corp., 2.38%, due 05/01/23, value $521 acquired on 05/15/14, open maturity at $518	518	518
Repurchase Agreement with BCL, (0.10)% (Collateralized by $550 Citigroup Inc., 5.88%, due 01/30/42, value $646) acquired on 04/30/15, open maturity at $683	683	683
Repurchase Agreement with BCL, (0.15)% (Collateralized by $1,240 EOG Resources Inc., 2.63%, due 03/15/23, value $1,192) acquired on 06/02/15, open maturity at $1,217	1,217	1,217
Repurchase Agreement with BCL, (0.15)% (Collateralized by $1,879 International Business Machines Corp., 4.00%, due 06/20/42, value $1,696) acquired on 05/07/15, open maturity at $1,762	1,762	1,762
Repurchase Agreement with BCL, (0.15)% (Collateralized by $190 Express Scripts Holding Co., 3.50%, due 06/15/24, value $186) acquired on 04/24/15, open maturity at $199	199	199
Repurchase Agreement with BCL, (0.15)% (Collateralized by $200 Apple Inc., 3.20%, due 05/13/25, value $199) acquired on 06/12/15, open maturity at $199	199	199
Repurchase Agreement with BCL, (0.15)% (Collateralized by $565 Comcast Corp., 3.38%, due 08/15/25, value $559) acquired on 06/12/15, open maturity at $559	559	559
Repurchase Agreement with BCL, (0.15)% (Collateralized by $680 Express Scripts Holding Co., 3.50%, due 06/15/24, value $667) acquired on 04/20/15, open maturity at $718	718	718
Repurchase Agreement with BCL, (0.15)% (Collateralized by $940 Kinder Morgan Inc., 4.30%, due 06/01/25, value $915) acquired on 05/18/15, open maturity at $969	969	969

	Shares/Par †	Value
Repurchase Agreement with BCL, (0.35)% (Collateralized by $200 Continental Resources Inc., 3.80%, due 06/01/24, value $183) acquired on 03/18/15, open maturity at $183	183	183
Repurchase Agreement with BCL, (1.75)% (Collateralized by $1,032 Freeport-McMoRan Inc., 3.10%, due 03/15/20, value $1,019) acquired on 05/19/15, open maturity at $1,020	1,020	1,020
Repurchase Agreement with BCL, (2.00)% (Collateralized by $520 Molson Coors Brewing Co., 3.50%, due 05/01/22, value $526) acquired on 03/17/15, open maturity at $536	536	536
Repurchase Agreement with BCL, (2.55)% (Collateralized by $2,000 Anadarko Petroleum Corp., 3.45%, due 07/15/24, value $1,976) acquired on 06/10/15, open maturity at $2,000	2,000	2,000
Repurchase Agreement with BNP, (0.81)% (Collateralized by $3,851 U.S. Treasury Note, 1.50%, due 05/31/20, value $3,827) acquired on 06/25/15, open maturity at $3,817	3,817	3,817
Repurchase Agreement with CGM, (0.10)% (Collateralized by $1,200 Goldman Sachs Group Inc., 4.80%, due 07/08/44, value $1,193) acquired on 01/12/15, open maturity at $1,311	1,311	1,311
Repurchase Agreement with CGM, (0.10)% (Collateralized by $1,667 Wachovia Capital Trust III, 5.57%, perpetual, value $1,653) acquired on 05/04/15, open maturity at $1,652	1,652	1,652
Repurchase Agreement with CGM, (0.10)% (Collateralized by $150 Sunoco Logistics Partners Operations LP, 5.35%, due 05/15/45, value $137) acquired on 06/10/15, open maturity at $140	140	140
Repurchase Agreement with CGM, (0.10)% (Collateralized by $2,216 Morgan Stanley, 2.38%, due 07/23/19, value $2,202) acquired on 06/19/15, open maturity at $2,224	2,224	2,224
Repurchase Agreement with CGM, (0.10)% (Collateralized by $2,500 Verizon Communications Inc., 3.50%, due 11/01/24, value $2,438) acquired on 03/03/15, open maturity at $2,584	2,584	2,584
Repurchase Agreement with CGM, (0.10)% (Collateralized by $350 Freeport-McMoRan Inc., 5.45%, due 03/15/43, value $294) acquired on 06/10/15, open maturity at $299	299	299
Repurchase Agreement with CGM, (0.10)% (Collateralized by $4,095 Wells Fargo & Co., 2.13%, due 04/22/19, value $4,113) acquired on 04/29/15, open maturity at $4,146	4,146	4,146
Repurchase Agreement with CGM, (0.10)% (Collateralized by $450 Amazon.com Inc., 3.80%, due 12/05/24, value $453) acquired on 06/10/15, open maturity at $452	452	452
Repurchase Agreement with CGM, (0.10)% (Collateralized by $540 International Business Machines Corp., 3.38%, due 08/01/23, value $543) acquired on 06/01/15, open maturity at $559	559	559
Repurchase Agreement with CGM, (0.10)% (Collateralized by $625 ConocoPhillips Co., 6.50%, due 02/01/39, value $776) acquired on 03/02/15, open maturity at $863	862	862
Repurchase Agreement with CGM, (0.10)% (Collateralized by $75 Eastman Chemical Co., 3.60%, due 08/15/22, value $76) acquired on 06/10/15, open maturity at $76	76	76
Repurchase Agreement with CGM, (1.00)% (Collateralized by $140 Motorola Solutions Inc., 4.00%, due 09/01/24, value $136) acquired on 06/10/15, open maturity at $137	137	137
Repurchase Agreement with CGM, (1.75)% (Collateralized by $625 Anadarko Petroleum Corp., 3.45%, due 07/15/24, value $617) acquired on 06/02/15, open maturity at $631	631	631
Repurchase Agreement with CSI, (0.10)% (Collateralized by $1,390 Morgan Stanley, 2.38%, due 07/23/19, value $1,381) acquired on 10/08/14, open maturity at $1,390	1,390	1,390
Repurchase Agreement with CSI, (0.15)% (Collateralized by $4,095 Bank of America Corp., 2.65%, due 04/01/19, value $4,148) acquired on 04/29/15, open maturity at $4,187	4,187	4,187
Repurchase Agreement with CSI, (0.25)% (Collateralized by $675 Wachovia Capital Trust III, 5.57%, perpetual, value $669) acquired on 06/15/15, open maturity at $674	674	674
Repurchase Agreement with DUB, (0.10)% (Collateralized by $275 Noble Energy Inc., 3.90%, due 11/15/24, value $272) acquired on 11/18/14, open maturity at $273	273	273
Repurchase Agreement with DUB, (0.10)% (Collateralized by $750 Amazon.com Inc., 2.50%, due 11/29/22, value $715) acquired on 10/28/14, open maturity at $713	713	713
Repurchase Agreement with DUB, (0.15)% (Collateralized by $1,520 Goldman Sachs Group Inc., 2.55%, due 10/23/19, value $1,524) acquired on 03/30/15, open maturity at $1,554	1,554	1,554
Repurchase Agreement with DUB, (3.00)% (Collateralized by $218 Freeport-McMoRan Inc., 3.10%, due 03/15/20, value $215) acquired on 05/13/15, open maturity at $217	217	217
Repurchase Agreement with DUB, 0.08% (Collateralized by $1,209 U.S. Treasury Bond, 3.00%, due 11/15/44, value $1,177) acquired on 06/25/15, open maturity at $1,173	1,173	1,173
Repurchase Agreement with JPM, (0.10)% (Collateralized by $2,662 Citigroup Inc., 2.50%, due 07/29/19, value $2,669) acquired on 06/18/15, open maturity at $2,679	2,679	2,679
Repurchase Agreement with JPM, (0.10)% (Collateralized by $500 Bank of America Corp., 5.00%, due 01/21/44, value $521) acquired on 04/30/15, open maturity at $558	558	558
Repurchase Agreement with JPM, (0.12)% (Collateralized by $500 ConocoPhillips Co., 3.35%, due 11/15/24, value $495) acquired on 06/15/15, open maturity at $506	506	506

	Shares/Par †	Value
Repurchase Agreement with JPM, (0.15)% (Collateralized by $2,047 Wells Fargo & Co., 4.10%, due 06/03/26, value $2,052) acquired on 06/15/15, open maturity at $2,060	2,060	2,060
Repurchase Agreement with JPM, 0.16% (Collateralized by $10,870 U.S. Treasury Note, 1.75%, due 02/28/22, value $10,671) acquired on 04/06/15, open maturity at $11,006	11,006	11,006
Repurchase Agreement with MLP, (0.15)% (Collateralized by $325 Amazon.com Inc., 2.50%, due 11/29/22, value $309) acquired on 06/02/15, open maturity at $319	319	319
Repurchase Agreement with MLP, (0.18)% (Collateralized by $125 International Paper Co., 3.65%, due 06/15/24, value $123) acquired on 06/02/15, open maturity at $128	128	128
Repurchase Agreement with MLP, (0.18)% (Collateralized by $450 Morgan Stanley, 6.38%, due 07/24/42, value $554) acquired on 04/30/15, open maturity at $591	591	591
Repurchase Agreement with RBC, (0.10)% (Collateralized by $1,000 PepsiCo Inc., 2.75%, due 04/30/25, value $958) acquired on 06/09/15, open maturity at $958	957	957
Repurchase Agreement with RBC, (0.10)% (Collateralized by $1,110 Goldman Sachs Group Inc., 5.15%, due 05/22/45, value $1,075) acquired on 05/27/15, open maturity at $1,132	1,132	1,132
Repurchase Agreement with RBC, (0.10)% (Collateralized by $1,600 Abbott Laboratories, 2.95%, due 03/15/25, value $1,540) acquired on 06/15/15, open maturity at $1,564	1,564	1,564
Repurchase Agreement with RBC, (0.10)% (Collateralized by $150 CDW LLC, 5.00%, due 09/01/23, value $148) acquired on 06/15/15, open maturity at $153	153	153
Repurchase Agreement with RBC, (0.10)% (Collateralized by $180 MarkWest Energy Partners LP, 4.88%, due 06/01/25, value $177) acquired on 06/29/15, open maturity at $178	178	178
Repurchase Agreement with RBC, (0.10)% (Collateralized by $2,480 Verizon Communications Inc., 3.50%, due 11/01/24, value $2,418) acquired on 05/27/15, open maturity at $2,492	2,492	2,492
Repurchase Agreement with RBC, (0.10)% (Collateralized by $300 Merck & Co. Inc., 2.75%, due 02/10/25, value $288) acquired on 03/24/15, open maturity at $302	302	302
Repurchase Agreement with RBC, (0.10)% (Collateralized by $300 Oracle Corp., 2.95%, due 05/15/25, value $289) acquired on 05/05/15, open maturity at $296	296	296
Repurchase Agreement with RBC, (0.10)% (Collateralized by $350 Seagate HDD Cayman, 4.75%, due 06/01/23, value $357) acquired on 04/29/15, open maturity at $380	380	380
Repurchase Agreement with RBC, (0.10)% (Collateralized by $450 CVS Health Corp., 2.75%, due 12/01/22, value $435) acquired on 06/03/15, open maturity at $439	439	439
Repurchase Agreement with RBC, (0.10)% (Collateralized by $550 Microsoft Corp., 2.70%, due 02/12/25, value $530) acquired on 05/01/15, open maturity at $547	547	547
Repurchase Agreement with RBC, (0.10)% (Collateralized by $615 ConocoPhillips Co., 6.50%, due 02/01/39, value $764) acquired on 06/03/15, open maturity at $790	790	790
Repurchase Agreement with RBC, (0.10)% (Collateralized by $625 PepsiCo Inc., 5.50%, due 01/15/40, value $712) acquired on 06/08/15, open maturity at $741	741	741
Repurchase Agreement with RBC, (0.10)% (Collateralized by $80 Nabors Industries Inc., 5.00%, due 09/15/20, value $83) acquired on 03/19/15, open maturity at $80	80	80
Repurchase Agreement with RBC, (0.25)% (Collateralized by $1,287 Time Warner Cable Inc., 4.50%, due 09/15/42, value $1,062) acquired on 06/01/15, open maturity at $1,133	1,133	1,133
Repurchase Agreement with RBC, (1.00)% (Collateralized by $625 Diamond Offshore Drilling Inc., 4.88%, due 11/01/43, value $501) acquired on 03/18/15, open maturity at $542	542	542
		69,770
Total Short Term Investments (cost $125,537)		125,368

Total Investments - 116.6% (cost $579,541)		560,603
Total Securities Sold Short - (16.2%) (proceeds $79,727)		(78,113)
Other Assets and Liabilities, Net - (0.4%)		(1,747)
Total Net Assets - 100.0%		$480,743

SECURITIES SOLD SHORT - 16.2%

CORPORATE BONDS AND NOTES - 12.1%

BELGIUM - 0.6%
Anheuser-Busch InBev Finance Inc., 3.70%, 02/01/24	2,608	$2,671

CANADA - 0.9%
Potash Corp. of Saskatchewan Inc., 5.63%, 12/01/40	1,151	1,278
Royal Bank of Canada, 2.15%, 03/15/19	3,146	3,170
		4,448
FRANCE - 0.1%
Total Capital International SA, 3.75%, 04/10/24	500	518

NORWAY - 0.1%
Statoil ASA, 3.70%, 03/01/24	500	518

UNITED KINGDOM - 0.5%
BP Capital Markets Plc, 3.81%, 02/10/24	500	509
Imperial Tobacco Finance Plc, 3.50%, 02/11/23 (c)	340	332
Standard Chartered Plc, 5.70%, 03/26/44 (c)	1,638	1,712
		2,553
UNITED STATES OF AMERICA - 9.9%
Abbott Laboratories, 2.95%, 03/15/25	1,600	1,540
Amazon.com Inc.
2.50%, 11/29/22	1,075	1,024
3.80%, 12/05/24	450	453
Anadarko Petroleum Corp., 3.45%, 07/15/24	2,625	2,593
Apple Inc., 3.20%, 05/13/25	200	199
Bank of America Corp.
2.65%, 04/01/19	4,095	4,148

	Shares/Par †	Value
5.00%, 01/21/44	500	521
CDW LLC, 5.00%, 09/01/23	150	148
Citigroup Inc.
2.50%, 07/29/19	2,662	2,669
5.88%, 01/30/42	550	646
Comcast Corp., 3.38%, 08/15/25	565	559
ConocoPhillips Co.
3.35%, 11/15/24	500	495
6.50%, 02/01/39	1,240	1,540
Continental Resources Inc., 3.80%, 06/01/24	200	183
CVS Health Corp., 2.75%, 12/01/22	450	435
Diamond Offshore Drilling Inc., 4.88%, 11/01/43	625	501
Eastman Chemical Co., 3.60%, 08/15/22	75	76
EOG Resources Inc., 2.63%, 03/15/23	1,240	1,192
Express Scripts Holding Co., 3.50%, 06/15/24	103	101
Freeport-McMoRan Inc.
3.10%, 03/15/20	1,250	1,234
5.45%, 03/15/43	350	293
Goldman Sachs Group Inc.
2.55%, 10/23/19	1,520	1,524
4.80%, 07/08/44	1,200	1,193
5.15%, 05/22/45	1,110	1,075
International Business Machines Corp.
3.38%, 08/01/23	540	543
4.00%, 06/20/42	1,879	1,696
International Paper Co., 3.65%, 06/15/24	125	123
JPMorgan Chase & Co., 4.85%, 02/01/44	500	517
Kinder Morgan Inc., 4.30%, 06/01/25	630	613
LyondellBasell Industries NV, 5.75%, 04/15/24	250	285
MarkWest Energy Partners LP, 4.88%, 06/01/25	180	177
Merck & Co. Inc., 2.75%, 02/10/25	300	288
Microsoft Corp., 2.70%, 02/12/25	550	530
Molson Coors Brewing Co., 3.50%, 05/01/22	520	526
Morgan Stanley
2.38%, 07/23/19	1,896	1,884
6.38%, 07/24/42	450	554
Nabors Industries Inc., 5.00%, 09/15/20	80	83
Noble Energy Inc., 3.90%, 11/15/24	275	272
Oracle Corp., 2.95%, 05/15/25	300	289
PepsiCo Inc.
2.75%, 04/30/25	1,000	958
5.50%, 01/15/40	625	712
Reynolds American Inc., 4.45%, 06/12/25	350	357
Seagate HDD Cayman, 4.75%, 06/01/23	350	357
Sunoco Logistics Partners Operations LP, 5.35%, 05/15/45	150	137
Time Warner Cable Inc., 4.50%, 09/15/42	1,287	1,062
Verizon Communications Inc., 3.50%, 11/01/24	4,980	4,856
Wachovia Capital Trust III, 5.57%, (callable at 100 beginning 06/15/25) (g)	2,342	2,322
Wells Fargo & Co., 2.13%, 04/22/19	4,095	4,113
		47,596
Total Corporate Bonds and Notes (proceeds $59,532)		58,304

GOVERNMENT AND AGENCY OBLIGATIONS - 4.1%

ECUADOR - 0.0%
Ecuador Government International Bond, 7.95%, 06/20/24 (e)	200	180

GERMANY - 0.3%
Bundesobligation, 0.75%, 02/24/17, EUR	725	822
Bundesrepublik Deutschland, 2.50%, 01/04/21, EUR	323	406
		1,228
NIGERIA - 0.0%
Nigeria Government International Bond, 6.38%, 07/12/23 (e)	200	203

PORTUGAL - 0.5%
Portugal Obrigacoes do Tesouro OT, 4.35%, 10/16/17, EUR	1,800	2,180

UNITED STATES OF AMERICA - 3.3%
U.S. Treasury Bond, 3.00%, 11/15/44	1,209	1,177
U.S. Treasury Note
1.50%, 05/31/20	4,196	4,170
1.75%, 02/28/22	10,870	10,671
		16,018
Total Government and Agency Obligations (proceeds $20,195)		19,809
Total Securities Sold Short - 16.2% (proceeds $79,727)		$78,113

Long Investments Portfolio Composition:	Percentage of Total Long Investments
Financials	24.1%
Non-U.S. Government Agency ABS	10.2
Consumer Discretionary	9.2
Government Securities	7.0
Health Care	6.2
Telecommunication Services	5.3
Information Technology	4.0
Industrials	3.4
Materials	2.6
Energy	2.4
Utilities	2.0
Consumer Staples	0.9
Purchased Options	0.2
Investment Companies	0.1
Short Term Investments	22.4
Total Long Investments	100.0%

Short Investments Portfolio Composition:	Percentage of Total Short Investments
Financials	36.8%
Government Securities	25.4
Energy	11.9
Telecommunication Services	6.2
Information Technology	4.8
Consumer Staples	4.2
Materials	4.2
Consumer Discretionary	4.0
Health Care	2.5
Total Short Investments	100.0%

(a)	The Fund had an unfunded loan commitment at June 30, 2015. See Unfunded Loan Commitments in the Notes to Financial Statements.
(b)	Non-income producing security.
(c)

The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended (“1933 Act”), to be liquid based on procedures approved by the Trust’s Board of Trustees. As of June 30, 2015, the aggregate value of these liquid securities was $70,985 for long term investments and ($2,044) for securities sold short which represented 14.8% and (0.4%) of net assets, respectively.

(d)	Variable rate securities. Rate stated was in effect as of June 30, 2015.
(e)	Security is restricted to resale to institutional investors. See Restricted Securities in these Schedules of Investments.

(f)

Security fair valued in good faith in accordance with the procedures approved by the Trust’s Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820 “Fair Value Measurements” based on the applicable valuation inputs. See FASB ASC Topic 820 “Fair Value Measurements” in the Notes to Financial Statements.

(g)	Perpetual security.
(h)	Pay-in-kind security. The coupon interest earned by the security may be paid in cash or additional par.
(i)	Convertible security.
(j)	The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the Trust’s Board of Trustees.
(k)	Security issued with a zero coupon. Income is recognized through the accretion of discount.
(l)	Security is a “step-up” bond where the coupon may increase or step up at a future date. Rate stated was the coupon as of June 30, 2015.
(m)	Treasury inflation indexed note, par amount is adjusted for inflation.
(n)	All or a portion of the investment was purchased on a delayed delivery basis. As of June 30, 2015, the total cost of investments purchased on a delayed delivery basis was $967.
(o)	This variable rate senior loan will settle after June 30, 2015, at which time the interest rate will be determined.
(p)	Investment in affiliate.
(q)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2015.

JNL/DFA U.S. Micro Cap Fund

	Shares/Par †	Value
COMMON STOCKS - 99.0%

CONSUMER DISCRETIONARY - 15.1%
1-800-Flowers.com Inc. - Class A (a)	6	$61
Aeropostale Inc. (a)	10	16
AH Belo Corp. - Class A	4	24
Ambassadors Group Inc. (a)	1	1
America’s Car-Mart Inc. (a)	1	67
American Axle & Manufacturing Holdings Inc. (a)	1	13
American Public Education Inc. (a)	2	46
Ann Inc. (a)	2	92
Arctic Cat Inc.	2	54
Ark Restaurants Corp.	1	14
Ascent Capital Group Inc. - Class A (a)	2	74
Ballantyne Strong Inc. (a)	2	9
Barnes & Noble Inc. (a)	8	202
Bassett Furniture Industries Inc.	1	21
Bebe Stores Inc.	9	18
Belmond Ltd. - Class A (a)	12	151
Big 5 Sporting Goods Corp.	3	39
Biglari Holdings Inc. (a)	—	116
BJ’s Restaurants Inc. (a)	4	172
Blue Nile Inc. (a)	1	40
Blyth Inc. (a)	6	36
Bob Evans Farms Inc.	3	160
Bon-Ton Stores Inc. (b)	2	10
Books-A-Million Inc. (a)	1	2
Bravo Brio Restaurant Group Inc. (a)	3	47
Bridgepoint Education Inc. (a)	6	61
Build-A-Bear Workshop Inc. (a)	4	56
Caleres Inc.	8	241
Callaway Golf Co.	9	82
Capella Education Co.	2	81
Career Education Corp. (a)	10	33
Carmike Cinemas Inc. (a)	3	82
Carriage Services Inc.	2	56
Carrol’s Restaurant Group Inc. (a)	4	38
Cato Corp. - Class A	4	144
Cavco Industries Inc. (a)	1	84
Central European Media Entertainment Ltd. - Class A (a) (b)	10	21
Cherokee Inc.	1	41
Childrens Place Retail Stores Inc.	3	193
Christopher & Banks Corp. (a)	5	21
Churchill Downs Inc.	1	66
Chuy’s Holdings Inc. (a)	2	45
Citi Trends Inc. (a)	3	76
ClubCorp Holdings Inc.	7	156
Collectors Universe Inc.	2	36
Cooper-Standard Holding Inc. (a)	1	60
Core-Mark Holding Co. Inc.	3	191
Crocs Inc. (a)	9	136
Culp Inc.	2	53
Cumulus Media Inc. - Class A (a)	15	30
Del Frisco’s Restaurant Group Inc. (a)	3	62
Delta Apparel Inc. (a)	1	21
Denny’s Corp. (a)	10	120
Destination Maternity Corp.	1	15
Destination XL Group Inc. (a)	12	59
Dixie Group Inc. - Class A (a) (b)	1	9
Drew Industries Inc.	3	174
Entercom Communications Corp. - Class A (a)	3	39
Entravision Communications Corp. - Class A	8	64
Escalade Inc.	2	40
Ethan Allen Interiors Inc.	4	105
EVINE Live Inc. - Class A (a)	6	17
EW Scripps Co. - Class A	13	294
Express Inc. (a)	9	162
Famous Dave’s Of America Inc. (a) (b)	1	15
Fiesta Restaurant Group Inc. (a)	2	94
Finish Line Inc. - Class A	6	169
Flexsteel Industries Inc.	1	33
Fox Factory Holding Corp. (a)	2	31
Francesca’s Holdings Corp. (a)	5	69
Fred’s Inc. - Class A	5	87
Frisch’s Restaurants Inc.	1	17
FTD Cos. Inc. (a)	4	102
Fuel Systems Solutions Inc. (a)	3	22
Geeknet Inc. (a)	—	9
Gentherm Inc. (a)	4	245
Gordman’s Stores Inc. (a) (b)	3	17
Gray Television Inc. (a)	7	112
Harte-Hanks Inc.	11	63
Haverty Furniture Cos. Inc.	3	61
Helen of Troy Ltd. (a)	—	19
hhgregg Inc. (a) (b)	4	14
Hibbett Sports Inc. (a)	3	147
Hooker Furniture Corp.	2	58
Hovnanian Enterprises Inc. - Class A (a)	13	36
Installed Building Products Inc. (a)	2	52
International Speedway Corp. - Class A	1	27
Interval Leisure Group Inc.	7	153
Intrawest Resorts Holdings Inc. (a)	2	20
iRobot Corp. (a)	3	97
Isle of Capri Casinos Inc. (a)	1	27
Jamba Inc. (a)	2	27
Johnson Outdoors Inc. - Class A	1	18
Journal Media Group Inc.	4	34
K12 Inc. (a)	4	50
KB Home	7	114
Kirkland’s Inc.	3	73
Kona Grill Inc. (a)	1	29
Krispy Kreme Doughnuts Inc. (a)	8	162
La-Z-Boy Inc.	7	178
Leapfrog Enterprises Inc. - Class A (a)	8	12
Libbey Inc.	3	127

	Shares/Par †	Value
Liberty Tax Inc. - Class A	1	15
Lifetime Brands Inc.	2	30
Lincoln Educational Services Corp.	5	11
Luby’s Inc. (a)	3	13
M/I Homes Inc. (a)	3	62
Marine Products Corp.	3	19
MarineMax Inc. (a)	5	109
Martha Stewart Living Omnimedia Inc. - Class A (a)	1	7
Matthews International Corp. - Class A	4	208
McClatchy Co. - Class A (a)	8	9
MDC Holdings Inc.	5	162
Meritage Homes Corp. (a)	5	237
Modine Manufacturing Co. (a)	7	78
Monarch Casino & Resort Inc. (a)	2	38
Motorcar Parts of America Inc. (a)	2	72
Movado Group Inc.	2	67
Nathan’s Famous Inc.	1	35
National American University Holdings Inc.	2	5
National CineMedia Inc.	8	124
Nautilus Inc. (a)	5	108
New York & Co. Inc. (a)	10	27
Nexstar Broadcasting Group Inc. - Class A	1	38
NutriSystem Inc.	4	92
Orbitz Worldwide Inc. (a)	14	165
Overstock.com Inc. (a)	2	56
Oxford Industries Inc.	2	200
Pacific Sunwear of California Inc. (a)	3	4
Penn National Gaming Inc. (a)	2	43
Pep Boys-Manny Moe & Jack (a)	7	83
Perry Ellis International Inc. (a)	2	56
PetMed Express Inc. (b)	2	43
Pier 1 Imports Inc.	9	107
Popeyes Louisiana Kitchen Inc. (a)	3	194
Potbelly Corp. (a)	1	18
RCI Hospitality Holdings Inc. (a)	1	12
Reading International Inc. - Class A (a)	1	14
Red Lion Hotels Corp. (a)	4	30
Red Robin Gourmet Burgers Inc. (a)	2	164
Regis Corp. (a)	7	113
Remy International Inc.	1	31
Rent-A-Center Inc.	4	117
Rocky Brands Inc.	1	19
Ruby Tuesday Inc. (a)	6	40
Ruth’s Hospitality Group Inc.	5	74
Salem Media Group Inc. - Class A	2	11
Scholastic Corp.	4	162
Scientific Games Corp. - Class A (a) (b)	4	69
Select Comfort Corp. (a)	6	169
Shiloh Industries Inc. (a)	2	31
Shoe Carnival Inc.	3	86
Shutterfly Inc. (a)	—	3
Sizmek Inc. (a)	4	26
Skullcandy Inc. (a)	3	24
Skyline Corp. (a)	3	10
Smith & Wesson Holding Corp. (a)	2	34
Sonic Automotive Inc. - Class A	5	122
Sonic Corp.	5	151
Spartan Motors Inc.	5	24
Speedway Motorsports Inc.	5	120
Stage Stores Inc.	4	71
Standard Motor Products Inc.	3	121
Stanley Furniture Co. Inc. (a)	1	2
Stein Mart Inc.	6	65
Steiner Leisure Ltd. (a)	2	101
Stoneridge Inc. (a)	4	44
Strattec Security Corp.	1	38
Strayer Education Inc. (a)	2	65
Sturm Ruger & Co. Inc.	2	115
Superior Industries International Inc.	4	71
Systemax Inc. (a)	1	7
Tandy Leather Factory Inc.	1	10
Tile Shop Holdings Inc. (a)	4	57
Tilly’s Inc. - Class A (a)	1	8
Tower International Inc. (a)	3	67
Town Sports International Holdings Inc.	4	12
Tuesday Morning Corp. (a)	5	53
U.S. Auto Parts Network Inc. (a)	3	6
Unifi Inc. (a)	3	101
Universal Electronics Inc. (a)	2	115
Universal Technical Institute Inc.	4	34
Vera Bradley Inc. (a)	5	56
Vitamin Shoppe Inc. (a)	4	143
VOXX International Corp. - Class A (a)	2	19
WCI Communities Inc (a)	—	10
West Marine Inc. (a)	3	26
Weyco Group Inc.	1	43
William Lyon Homes - Class A (a)	3	72
Winmark Corp.	1	74
Winnebago Industries Inc.	3	78
Zagg Inc. (a)	3	22
Zumiez Inc. (a)	4	105
		13,371
CONSUMER STAPLES - 3.0%
Alico Inc.	1	51
Alliance One International Inc. (a)	1	22
Andersons Inc.	1	53
B&G Foods Inc.	2	58
Boulder Brands Inc. (a)	6	44
Calavo Growers Inc.	2	106
Central Garden & Pet Co. - Class A (a)	7	80
Chefs’ Warehouse Inc. (a)	3	67
Coca-Cola Bottling Co.	1	171
Craft Brewers Alliance Inc. (a)	2	24
Dean Foods Co.	11	180
Diamond Foods Inc. (a)	3	100
Fairway Group Holdings Corp. - Class A (a)	2	7
Farmer Bros. Co. (a)	3	63
Griffin Land & Nurseries Inc. - Class A	1	28
Ingles Markets Inc. - Class A	2	98
Inter Parfums Inc.	4	132
Inventure Foods Inc. (a)	3	29
John B. Sanfilippo & Son Inc.	1	62
Liberator Medical Holdings Inc. (b)	7	16
Lifeway Foods Inc. (a)	—	8
Limoneira Co.	—	3
Medifast Inc. (a)	2	56
MGP Ingredients Inc.	1	15
National Beverage Corp. (a)	5	119
Natural Grocers by Vitamin Cottage Inc. (a)	2	57
Nutraceutical International Corp. (a)	1	17
Oil-Dri Corp. of America	1	19
Omega Protein Corp. (a)	4	48
Orchids Paper Products Co.	1	22
Prestige Brands Holdings Inc. (a)	1	38
Revlon Inc. - Class A (a)	2	57
Rocky Mountain Chocolate Factory Inc.	2	20
Seneca Foods Corp. - Class A (a)	1	30
SpartanNash Co.	4	137
United-Guardian Inc.	—	3
Universal Corp.	2	137
USANA Health Sciences Inc. (a)	1	183
Village Super Market Inc. - Class A	2	59
WD-40 Co.	2	175

	Shares/Par †	Value
Weis Markets Inc.	1	53
		2,647
ENERGY - 3.0%
Adams Resources & Energy Inc.	1	36
Alon USA Energy Inc.	9	170
Alpha Natural Resources Inc. (a) (b)	1	—
Approach Resources Inc. (a) (b)	4	28
Basic Energy Services Inc. (a)	6	47
Bill Barrett Corp. (a)	5	44
Bonanza Creek Energy Inc. (a)	1	19
C&J Energy Services Ltd. (a)	1	11
Callon Petroleum Co. (a)	7	57
Clayton Williams Energy Inc. (a)	1	98
Cloud Peak Energy Inc. (a)	7	30
Comstock Resources Inc. (b)	7	22
Contango Oil & Gas Co. (a)	2	26
Dawson Geophysical Co. (a)	3	14
DHT Holdings Inc.	8	62
Emerald Oil Inc. (a)	—	2
EnLink Midstream LLC	1	39
Era Group Inc. (a)	2	43
Evolution Petroleum Corp.	3	19
FieldPoint Petroleum Corp. (a)	1	1
Gastar Exploration Inc. (a)	11	33
Geospace Technologies Corp. (a)	1	31
Green Plains Renewable Energy Inc.	5	127
Gulf Island Fabrication Inc.	2	22
Gulfmark Offshore Inc. - Class A	3	32
Hornbeck Offshore Services Inc. (a)	4	92
ION Geophysical Corp. (a)	17	18
Jones Energy Inc. - Class A (a)	3	26
Key Energy Services Inc. (a)	3	5
Matrix Service Co. (a)	3	50
Midstates Petroleum Co. Inc. (a) (b)	5	4
Mitcham Industries Inc. (a)	2	7
Natural Gas Services Group Inc. (a)	1	29
Newpark Resources Inc. (a)	11	89
Nordic American Tankers Ltd.	9	131
Northern Oil and Gas Inc. (a) (b)	9	59
Nuverra Environmental Solutions Inc. (a)	3	18
Panhandle Oil and Gas Inc. - Class A	2	46
Parker Drilling Co. (a)	13	42
Penn Virginia Corp. (a) (b)	7	32
PetroQuest Energy Inc. (a)	10	19
PHI Inc. (a)	1	43
Pioneer Energy Services Corp. (a)	10	64
Renewable Energy Group Inc. (a)	6	68
Rex Energy Corp. (a) (b)	6	31
RigNet Inc. (a)	2	72
SEACOR Holdings Inc. (a)	2	139
Seventy Seven Energy Inc. (a)	4	16
Stone Energy Corp. (a)	3	35
Swift Energy Co. (a) (b)	6	12
Synergy Resources Corp. (a)	13	144
Teekay Tankers Ltd. - Class A	7	49
Tesco Corp.	5	54
Tetra Technologies Inc. (a)	11	68
Triangle Petroleum Corp. (a) (b)	10	48
Unit Corp. (a)	2	42
VAALCO Energy Inc. (a)	9	19
W&T Offshore Inc. (b)	9	52
Willbros Group Inc. (a)	—	1
Yuma Energy Inc. (a)	1	—
		2,637
FINANCIALS - 20.3%
1st Source Corp.	4	128
Access National Corp.	3	49
Ambac Financial Group Inc. (a)	5	91
American National Bankshares Inc.	1	30
American River Bankshares (a)	1	10
Ameris Bancorp	4	94
Amerisafe Inc.	3	118
Arrow Financial Corp.	2	50
Asta Funding Inc. (a)	2	13
Astoria Financial Corp.	13	180
AV Homes Inc. (a)	2	33
Baldwin & Lyons Inc. - Class B	2	45
Banc of California Inc.	4	51
BancFirst Corp.	3	202
Bancorp Inc. (a)	4	36
Bank Mutual Corp.	5	37
Bank of Commerce Holdings	1	6
BankFinancial Corp.	3	39
Banner Corp.	2	115
Bar Harbor Bankshares	1	44
BB&T Corp.	—	—
BBCN Bancorp Inc.	9	140
BCB Bancorp Inc.	2	22
Beneficial Bancorp Inc. (a)	8	96
Berkshire Hills Bancorp Inc.	3	91
BGC Partners Inc. - Class A	4	32
BNC Bancorp	1	21
BofI Holding Inc. (a)	2	215
Boston Private Financial Holdings Inc.	11	152
Bridge Bancorp Inc.	1	32
Bridge Capital Holdings (a)	2	53
Brookline Bancorp Inc.	9	101
Bryn Mawr Bank Corp.	2	49
C&F Financial Corp.	1	35
Calamos Asset Management Inc. - Class A	2	29
Camden National Corp.	2	64
Capital Bank Financial Corp. - Class A (a)	3	82
Capital City Bank Group Inc.	2	31
Cardinal Financial Corp.	4	96
CareTrust REIT Inc.	1	9
Cascade Bancorp (a)	4	21
Cash America International Inc.	4	102
Centerstate Banks Inc.	5	65
Central Pacific Financial Corp.	4	105
Century Bancorp Inc. - Class A	1	28
Chemical Financial Corp.	4	133
Citizens Inc. - Class A (a) (b)	8	60
City Holdings Co.	2	92
Clifton Bancorp Inc.	4	49
CNB Financial Corp.	1	27
CoBiz Financial Inc.	7	85
Codorus Valley Bancorp Inc.	1	12
Columbia Banking System Inc.	6	192
Community Bank System Inc.	5	198
Community Bankers Trust Corp. (a)	1	7
Community Trust Bancorp Inc.	3	98
ConnectOne Bancorp Inc.	3	66
Consolidated-Tomoka Land Co.	1	51
Consumer Portfolio Services Inc. (a)	4	24
Cowen Group Inc. - Class A (a)	13	81
Crawford & Co. - Class A	1	10
Crawford & Co. - Class B	4	32
CU Bancorp (a)	1	11
Customers Bancorp Inc. (a)	3	86
Diamond Hill Investment Group Inc.	1	121
Dime Community Bancshares Inc.	5	77
Donegal Group Inc. - Class A	2	35
Eagle Bancorp Inc. (a)	4	155
eHealth Inc. (a)	2	29
EMC Insurance Group Inc.	2	61

	Shares/Par †	Value
Employer Holdings Inc.	4	98
Encore Capital Group Inc. (a)	3	133
Enova International Inc. (a)	4	67
Enterprise Bancorp Inc.	1	34
Enterprise Financial Services Corp.	2	52
ESSA Bancorp Inc.	1	15
Ezcorp Inc. - Class A (a)	5	40
Farmers Capital Bank Corp. (a)	1	21
Federal Agricultural Mortgage Corp. - Class C	1	28
Federated National Holding Co.	2	50
Fidelity Southern Corp.	3	47
Financial Institutions Inc.	2	56
First Bancorp Inc.	1	28
First Bancorp Inc. (a)	23	112
First Bancorp Inc.	1	25
First Busey Corp.	14	93
First Business Financial Services Inc.	1	28
First Cash Financial Services Inc. (a)	3	136
First Commonwealth Financial Corp.	11	106
First Community Bancshares Inc.	2	41
First Connecticut Bancorp Inc.	2	33
First Defiance Financial Corp.	1	37
First Financial Bancorp	8	135
First Financial Corp.	2	62
First Financial Northwest Inc.	2	28
First Interstate BancSystem Inc. - Class A	3	71
First Merchants Corp.	4	110
First Midwest Bancorp Inc.	9	171
First NBC Bank Holding Co. (a)	2	65
First South Bancorp Inc.	—	3
Flagstar Bancorp Inc. (a)	7	132
Flushing Financial Corp.	5	108
Forestar Group Inc. (a)	5	60
Fox Chase Bancorp Inc.	1	24
FRP Holdings Inc. (a)	1	30
FXCM Inc. - Class A (b)	5	7
Gain Capital Holdings Inc.	5	49
German American Bancorp Inc.	2	48
Global Indemnity Plc (a)	1	39
Great Southern Bancorp Inc.	2	75
Green Dot Corp. - Class A (a)	5	98
Greenhill & Co. Inc.	3	143
Greenlight Capital Re Ltd. - Class A (a)	4	123
Hallmark Financial Services Inc. (a)	2	23
Hanmi Financial Corp.	4	97
HCI Group Inc.	2	70
Heartland Financial USA Inc.	2	86
Heritage Commerce Corp.	4	39
Heritage Financial Corp.	3	57
HF Financial Corp.	1	15
HFF Inc. - Class A	5	222
Hingham Institution for Savings	—	38
Home Bancorp Inc.	—	9
HomeStreet Inc. (a)	3	62
Horace Mann Educators Corp.	5	192
Horizon Bancorp	1	24
Hudson Valley Holding Corp.	2	65
Imperial Holdings Inc. (a)	1	6
Independence Holding Co.	1	19
Independent Bank Corp.	3	141
Independent Bank Group Inc.	1	40
Interactive Brokers Group Inc.	1	61
INTL FCStone Inc. (a)	3	111
Investment Technology Group Inc.	4	110
Investors Title Co.	—	28
KCG Holdings Inc. - Class A (a)	12	152
Kearny Financial Corp. (a)	5	54
Ladenburg Thalmann Financial Services Inc. (a)	24	84
Lakeland Bancorp Inc.	3	37
Lakeland Financial Corp.	3	109
LegacyTexas Financial Group Inc.	6	176
LendingTree Inc. (a)	1	78
LNB Bancorp Inc.	1	20
Macatawa Bank Corp.	1	7
Maiden Holdings Ltd.	9	148
MainSource Financial Group Inc.	3	64
Malvern Bancorp Inc. (a)	1	9
Manning & Napier Inc. - Class A	3	25
Marcus & Millichap Inc. (a)	3	154
Marlin Business Services Inc.	1	25
MBT Financial Corp. (a)	3	17
Mercantile Bank Corp.	2	49
Merchants Bancshares Inc.	2	53
Meridian Bancorp Inc. (a)	4	60
Meta Financial Group Inc.	1	32
Metro Bancorp Inc.	2	64
Midsouth Bancorp Inc.	2	36
MidWestOne Financial Group Inc.	1	20
National Bank Holdings Corp. - Class A	4	84
National Interstate Corp.	3	81
National Penn Bancshares Inc.	18	200
National Western Life Insurance Co. - Class A	—	109
Navigators Group Inc. (a)	2	152
NBT Bancorp Inc.	6	156
NewBridge Bancorp	1	12
NewStar Financial Inc. (a)	6	66
Nicholas Financial Inc. (a)	2	24
Northeast Bancorp	—	2
Northfield Bancorp Inc.	6	92
Northrim BanCorp Inc.	1	28
Northwest Bancshares Inc.	12	150
OceanFirst Financial Corp.	2	44
OFG Bancorp	6	61
Old National Bancorp	1	16
OneBeacon Insurance Group Ltd. - Class A	2	34
Oppenheimer Holdings Inc. - Class A	2	47
Oritani Financial Corp.	6	94
Pacific Continental Corp.	3	35
Pacific Mercantile Bancorp (a)	1	8
Pacific Premier Bancorp Inc. (a)	2	30
Park National Corp.	2	202
Park Sterling Corp.	6	40
Peapack Gladstone Financial Corp.	2	40
Penns Woods Bancorp Inc.	1	26
PennyMac Financial Services Inc. - Class A (a)	1	26
Peoples Bancorp Inc.	2	44
PHH Corp. (a)	6	154
Phoenix Cos. Inc. (a)	1	11
Pico Holdings Inc. (a)	3	39
Pinnacle Financial Partners Inc.	5	272
Preferred Bank	2	59
Premier Financial Bancorp Inc.	—	7
Provident Financial Holdings Inc.	2	35
Provident Financial Services Inc.	8	152
Prudential Bancorp Inc.	1	11
Pulaski Financial Corp.	1	14
RCS Capital Corp. - Class A (b)	4	30
Regional Management Corp. (a)	2	30
Renasant Corp.	4	132
Republic Bancorp Inc. - Class A	3	75
Resource America Inc. - Class A	1	10
S&T Bancorp Inc.	4	122
Safeguard Scientifics Inc. (a)	3	56
Safety Insurance Group Inc.	2	121

	Shares/Par †	Value
Sandy Spring Bancorp Inc.	3	94
Seacoast Banking Corp. of Florida (a)	4	58
Security National Financial Corp. - Class A (a)	1	7
Selective Insurance Group	6	169
Shore Bancshares Inc. (a)	1	10
Sierra Bancorp	2	36
Silvercrest Asset Management Group Inc. - Class A	1	11
Simmons First National Corp. - Class A	3	151
South State Corp.	2	124
Southside Bancshares Inc.	3	90
Southwest Bancorp Inc.	3	51
State Auto Financial Corp.	5	127
State Bank Financial Corp.	4	87
Sterling Bancorp	11	161
Stewart Information Services Corp.	3	127
Stock Yards Bancorp Inc.	2	74
Suffolk Bancorp	2	54
Sun Bancorp Inc. (a)	3	49
Talmer Bancorp Inc.	1	22
Tejon Ranch Co. (a)	3	75
Territorial Bancorp Inc.	1	31
Tompkins Financial Corp.	2	117
TowneBank	5	82
Trico Bancshares	3	65
TrustCo Bank Corp.	12	83
Trustmark Corp.	6	152
Union Bankshares Corp.	6	141
United Community Banks Inc.	7	148
United Community Financial Corp.	3	17
United Financial Bancorp Inc.	8	109
United Fire Group Inc.	3	112
United Insurance Holdings Corp.	2	37
Universal Insurance Holdings Inc.	5	113
Univest Corp. of Pennsylvania	2	41
Virtus Investment Partners Inc.	—	13
Walker & Dunlop Inc. (a)	3	92
Washington Trust Bancorp Inc.	2	93
Waterstone Financial Inc.	6	75
WesBanco Inc.	6	194
West Bancorp Inc.	2	34
Westamerica Bancorporation (b)	4	181
Western Alliance Bancorp (a)	1	20
Westfield Financial Inc.	6	42
Westwood Holdings Group Inc.	1	63
Wilshire Bancorp Inc.	10	127
WisdomTree Investments Inc.	1	27
World Acceptance Corp. (a) (b)	1	61
WSFS Financial Corp.	4	106
Yadkin Financial Corp. (a)	3	55
		17,924
HEALTH CARE - 11.5%
Abaxis Inc.	3	148
Aceto Corp.	4	101
Acorda Therapeutics Inc. (a)	5	168
Addus HomeCare Corp. (a)	2	57
Affymetrix Inc. (a)	14	150
Albany Molecular Research Inc. (a) (b)	5	105
Alliance HealthCare Services Inc. (a)	—	7
Almost Family Inc. (a)	1	47
AMAG Pharmaceuticals Inc. (a)	2	105
Amedisys Inc. (a)	8	322
Amicus Therapeutics Inc. (a)	1	11
AMN Healthcare Services Inc. (a)	6	202
Analogic Corp.	2	137
AngioDynamics Inc. (a)	5	81
ANI Pharmaceuticals Inc. (a)	1	50
Anika Therapeutics Inc. (a)	2	59
Anthera Pharmaceuticals Inc. (a)	1	12
Atrion Corp.	—	157
Bio-Reference Labs Inc. (a)	3	141
BioScrip Inc. (a) (b)	8	31
Biospecifics Technologies Corp. (a)	1	30
BioTelemetry Inc. (a)	3	26
Bovie Medical Corp. (a) (b)	1	2
Cambrex Corp. (a)	4	176
Cantel Medical Corp.	2	130
Capital Senior Living Corp. (a)	4	104
Codexis Inc. (a)	7	26
Computer Programs & Systems Inc.	2	83
Conmed Corp.	4	220
Corvel Corp. (a)	3	103
Cross Country Healthcare Inc. (a)	4	47
CryoLife Inc.	5	56
Cumberland Pharmaceuticals Inc. (a)	3	20
Cutera Inc. (a)	3	41
Cyberonics Inc. (a)	3	188
Cynosure Inc. - Class A (a)	3	101
Cytokinetics Inc. (a)	1	10
DepoMed Inc. (a)	7	155
Dynavax Technologies Corp. (a) (b)	1	14
Emergent BioSolutions Inc. (a)	5	155
Endo International Plc (a)	2	186
Ensign Group Inc.	3	170
Enzo Biochem Inc. (a)	1	3
Exactech Inc. (a)	2	35
Five Star Quality Care Inc. (a)	9	44
Genesis Healthcare Inc. - Class A (a)	5	30
Greatbatch Inc. (a)	3	170
Hanger Orthopedic Group Inc. (a)	4	96
Harvard Apparatus Regenerative Technology Inc. (a)	1	2
Harvard Bioscience Inc. (a)	6	33
HealthStream Inc. (a)	3	80
Healthways Inc. (a)	5	62
ICU Medical Inc. (a)	2	193
Insys Therapeutics Inc. (a)	2	61
Invacare Corp.	4	84
IPC Healthcare Inc. (a)	2	117
Iridex Corp. (a)	2	14
Kindred Healthcare Inc.	8	162
La Jolla Pharmaceutical Co. (a)	1	13
Landauer Inc.	—	13
Lannett Co. Inc. (a)	—	28
LeMaitre Vascular Inc.	3	32
LHC Group Inc. (a)	3	104
Ligand Pharmaceuticals Inc. (a)	3	258
Lipocine Inc. (a)	—	2
Luminex Corp. (a)	4	76
Masimo Corp. (a)	6	251
MedAssets Inc. (a)	6	137
Merge Healthcare Inc. (a)	12	56
Meridian Bioscience Inc.	5	99
Merit Medical Systems Inc. (a)	7	140
Misonix Inc. (a)	1	8
Momenta Pharmaceuticals Inc. (a)	10	226
National Healthcare Corp.	1	95
National Research Corp. - Class A	5	70
National Research Corp. - Class B (b)	1	28
Natural Health Trends Corp.	1	37
Natus Medical Inc. (a)	5	205
Omnicell Inc. (a)	5	185
Oncothyreon Inc. (a)	2	6
OraSure Technologies Inc. (a)	11	60
Orthofix International NV (a)	3	87

	Shares/Par †	Value
Pain Therapeutics Inc. (a)	5	9
PDI Inc. (a)	2	4
PDL BioPharma Inc.	21	136
Pernix Therapeutics Holdings (a)	4	23
PharMerica Corp. (a)	4	144
Phibro Animal Health Corp. - Class A	1	41
PhotoMedex Inc. (a) (b)	2	3
Pozen Inc. (a)	4	40
Progenics Pharmaceuticals Inc. (a)	9	70
Providence Services Corp. (a)	2	94
Quality Systems Inc.	8	126
Quidel Corp. (a)	3	72
RadNet Inc. (a)	6	37
Repligen Corp. (a)	6	241
Rigel Pharmaceuticals Inc. (a)	11	35
RTI Surgical Inc. (a)	13	81
Sagent Pharmaceuticals Inc. (a)	4	103
Sciclone Pharmaceuticals Inc. (a)	8	80
Sequenom Inc. (a) (b)	5	14
Span-America Medical Systems Inc.	—	4
Spectrum Pharmaceuticals Inc. (a)	7	46
Sucampo Pharmaceuticals Inc. - Class A (a)	8	137
Supernus Pharmaceuticals Inc. (a)	4	76
Surgical Care Affiliates Inc. (a)	4	137
SurModics Inc. (a)	3	60
Symmetry Surgical Inc. (a)	1	8
Targacept Inc. (a)	6	18
Tornier BV (a)	11	285
Transcept Pharmaceuticals, Inc. (a) (c) (d) (e)	6	—
Triple-S Management Corp. - Class B (a)	4	101
Universal American Corp. (a)	11	111
US Physical Therapy Inc.	2	83
Utah Medical Products Inc.	1	43
Vascular Solutions Inc. (a)	2	85
Verastem Inc. (a)	1	10
Wright Medical Group Inc. (a)	1	36
		10,129
INDUSTRIALS - 19.5%
AAON Inc.	7	156
AAR Corp.	5	159
ABM Industries Inc.	2	69
Acacia Research Corp.	6	54
ACCO Brands Corp. (a)	16	120
Accuride Corp. (a)	6	25
Aegion Corp. (a)	4	73
Aerojet Rocketdyne Holdings Inc. (a)	8	165
Aerovironment Inc. (a)	2	63
Air Transport Services Group Inc. (a)	9	93
Alamo Group Inc.	2	94
Albany International Corp. - Class A	4	156
Allied Motion Technologies Inc.	1	22
Altra Holdings Inc.	4	97
Ameresco Inc. - Class A (a)	4	32
American Railcar Industries Inc. (b)	3	128
American Science & Engineering Inc.	1	42
American Woodmark Corp. (a)	2	121
Ampco-Pittsburgh Corp.	2	36
Apogee Enterprises Inc.	4	207
ARC Document Solutions Inc. (a)	6	45
ArcBest Corp.	4	114
Argan Inc.	2	74
Astec Industries Inc.	3	118
Astronics Corp. (a)	2	116
Astronics Corp. - Class B (a)	2	109
Atlas Air Worldwide Holdings Inc. (a)	3	159
AZZ Inc.	3	175
Baltic Trading Ltd.	5	8
Barrett Business Services Inc.	—	10
Beacon Roofing Supply Inc. (a)	4	135
Blount International Inc. (a)	7	79
Brady Corp. - Class A	6	140
Briggs & Stratton Corp.	6	113
Brink’s Co.	6	184
Builders FirstSource Inc. (a)	10	129
CAI International Inc. (a)	3	53
Casella Waste Systems Inc. - Class A (a)	5	25
CBIZ Inc. (a)	7	64
CDI Corp.	3	40
Ceco Environmental Corp.	4	44
Celadon Group Inc.	3	67
Cenveo Corp. (a)	4	9
Chart Industries Inc. (a)	1	30
CIRCOR International Inc.	2	99
Columbus Mckinnon Corp.	3	66
Comfort Systems USA Inc.	4	103
Commercial Vehicle Group Inc. (a)	6	41
Continental Building Products Inc. (a)	4	77
Control4 Corp. (a) (b)	1	6
Covenant Transportation Group Inc. - Class A (a)	2	43
CPI Aerostructures Inc. (a)	3	33
CTPartners Executive Search Inc. (a) (c)	1	1
Cubic Corp.	3	150
Douglas Dynamics Inc.	4	76
Ducommun Inc. (a)	2	53
DXP Enterprises Inc. (a)	1	68
Dycom Industries Inc. (a)	4	248
Dynamic Materials Corp.	2	21
Eastern Co.	1	11
Echo Global Logistics Inc. (a)	4	124
Encore Wire Corp.	3	122
Energy Recovery Inc. (a) (b)	10	28
Ennis Inc.	3	64
EnPro Industries Inc.	2	133
ESCO Technologies Inc.	4	139
Espey Manufacturing & Electronics Corp.	1	16
Essendant Inc.	1	21
Exponent Inc.	3	142
Federal Signal Corp.	8	123
Forward Air Corp.	3	174
Franklin Covey Co. (a)	2	50
FreightCar America Inc.	2	52
FTI Consulting Inc. (a)	1	24
Fuel Tech Inc. (a)	4	8
Furmanite Corp. (a)	5	42
G&K Services Inc. - Class A	3	180
General Cable Corp.	5	98
Gibraltar Industries Inc. (a)	4	87
Global Brass & Copper Holdings Inc.	2	34
Global Power Equipment Group Inc.	3	23
Goldfield Corp. (a)	3	5
Gorman-Rupp Co.	4	123
GP Strategies Corp. (a)	3	90
GrafTech International Ltd. (a)	17	82
Graham Corp.	1	25
Granite Construction Inc.	5	167
Great Lakes Dredge & Dock Corp. (a)	7	40
Greenbrier Cos. Inc.	1	53
Griffon Corp.	8	135
H&E Equipment Services Inc.	5	98
Hardinge Inc.	2	21
Hawaiian Holdings Inc. (a)	7	171
Heidrick & Struggles International Inc.	3	74
Heritage-Crystal Clean Inc. (a)	—	4
Hill International Inc. (a)	4	21

	Shares/Par †	Value
Houston Wire & Cable Co.	3	26
HUB Group Inc. - Class A (a)	4	163
Hudson Global Inc. (a)	2	4
Hurco Cos. Inc.	1	31
Huron Consulting Group Inc. (a)	2	169
Hyster-Yale Materials Handling Inc. - Class A	1	89
ICF International Inc. (a)	2	78
II-VI Inc. (a)	6	120
InnerWorkings Inc. (a)	2	12
Innovative Solutions & Support Inc. (a)	—	1
Insperity Inc.	3	175
Insteel Industries Inc.	3	56
Interface Inc.	8	209
International Shipholding Corp.	—	3
Intersections Inc. (a) (b)	3	8
John Bean Technologies Corp.	4	146
Kaman Corp. - Class A	4	149
Kelly Services Inc. - Class A	4	68
Keyw Holding Corp. (a) (b)	4	36
Kforce Inc.	4	93
Kimball International Inc. - Class B	3	41
Knoll Inc.	7	164
Korn/Ferry International	6	194
Kratos Defense & Security Solutions Inc. (a)	6	37
Layne Christensen Co. (a) (b)	3	23
LB Foster Co.	2	57
Lindsay Corp. (b)	1	115
LMI Aerospace Inc. (a)	2	17
LS Starrett Co. - Class A	—	7
LSI Industries Inc.	2	21
Lydall Inc. (a)	2	60
Magnetek Inc. (a)	—	10
Manitex International Inc. (a) (b)	1	7
Marten Transport Ltd.	6	129
Matson Inc.	5	215
McGrath RentCorp	4	134
Meritor Inc. (a)	14	178
Miller Industries Inc.	1	28
Mistras Group Inc. (a)	5	86
Mueller Water Products Inc. - Class A	17	158
Multi-Color Corp.	2	155
MYR Group Inc. (a)	3	83
NACCO Industries Inc. - Class A	1	43
National Presto Industries Inc.	1	79
Navigant Consulting Inc. (a)	7	98
NCI Building Systems Inc. (a)	6	88
NL Industries Inc. (a)	2	15
NN Inc.	2	64
Nordic American Offshore Ltd. (b)	—	1
Nortek Inc. (a)	2	174
Northwest Pipe Co. (a)	1	24
NV5 Holdings Inc. (a)	1	12
Omega Flex Inc.	1	39
Orbital ATK Inc.	—	23
Orion Energy Systems Inc. (a)	2	6
Orion Marine Group Inc. (a)	4	31
Overseas Shipholding Group Inc. - Class B (a)	8	28
PAM Transportation Services Inc. (a)	1	64
Park-Ohio Holdings Corp.	2	100
Patrick Industries Inc. (a)	3	102
Patriot Transportation Holding Inc. (a)	—	8
Pendrell Corp. (a)	8	10
Performant Financial Corp. (a)	3	10
PGT Inc. (a)	6	94
Ply Gem Holdings Inc. (a)	6	68
PMFG Inc. (a)	5	31
Powell Industries Inc.	1	44
Power Solutions International Inc. (a)	1	46
PowerSecure International Inc. (a)	3	41
Preformed Line Products Co.	—	4
Primoris Services Corp.	7	130
Providence and Worcester Railroad Co.	—	5
Quad/Graphics Inc. - Class A	4	66
Quality Distribution Inc. (a)	5	72
Quanex Building Products Corp.	4	95
Raven Industries Inc.	5	97
RBC Bearings Inc. (a)	3	221
Republic Airways Holdings Inc. (a)	6	56
Resources Connection Inc.	5	81
Roadrunner Transportation Systems Inc. (a)	5	121
Rocket Fuel Inc. (a) (b)	1	10
RPX Corp. (a)	6	93
RR Donnelley & Sons Co.	2	28
Rush Enterprises Inc. - Class A (a)	4	105
Saia Inc. (a)	4	138
Scorpio Tankers Inc.	5	50
SIFCO Industries Inc.	1	18
SkyWest Inc.	6	93
SL Industries Inc. (a)	1	19
SP Plus Corp. (a)	3	75
Sparton Corp. (a)	2	50
Standex International Corp.	2	169
Sterling Construction Co. Inc. (a)	2	9
Stock Building Supply Holdings Inc. (a)	1	22
Sun Hydraulics Corp.	3	125
Supreme Industries Inc. - Class A	3	22
Sypris Solutions Inc.	5	7
TAL International Group Inc.	4	134
Taser International Inc. (a)	7	223
Team Inc. (a)	3	103
Tecumseh Products Co. (a)	2	5
Tennant Co.	2	161
Tetra Tech Inc.	5	117
Thermon Group Holdings Inc. (a)	5	114
Titan International Inc. (b)	6	59
Titan Machinery Inc. (a) (b)	3	46
TRC Cos. Inc. (a)	1	9
Trex Co. Inc. (a)	4	205
TriMas Corp. (a)	5	154
TrueBlue Inc. (a)	5	162
Tutor Perini Corp. (a)	5	108
Twin Disc Inc.	2	41
Ultralife Corp. (a)	—	—
Ultrapetrol Bahamas Ltd. (a)	1	1
Universal Forest Products Inc.	3	149
Universal Truckload Services Inc.	3	69
US Ecology Inc.	3	132
USA Truck Inc. (a)	1	25
UTi Worldwide Inc. (a)	14	137
Veritiv Corp. (a)	1	38
Versar Inc. (a)	2	9
Viad Corp.	3	74
Vicor Corp. (a)	2	20
Volt Information Sciences Inc. (a)	1	11
VSE Corp.	1	48
Wabash National Corp. (a)	7	89
Willdan Group Inc. (a)	1	9
Xerium Technologies Inc. (a)	1	25
YRC Worldwide Inc. (a)	2	25
		17,222
INFORMATION TECHNOLOGY - 17.4%
Actua Corp. (a)	5	68
Acxiom Corp. (a)	9	160
ADTRAN Inc.	7	121
Advanced Energy Industries Inc. (a)	6	151

	Shares/Par †	Value
Advent Software Inc.	—	18
Agilysys Inc. (a)	3	29
Alliance Fiber Optic Products Inc.	2	35
Alpha & Omega Semiconductor Ltd. (a)	4	35
American Software Inc. - Class A	4	39
Amkor Technology Inc. (a)	6	36
Amtech Systems Inc. (a)	2	17
Anadigics Inc. (a) (b)	10	8
Angie’s List Inc. (a)	2	11
AVG Technologies NV (a)	7	197
Avid Technology Inc. (a)	5	63
Aware Inc.	5	19
Axcelis Technologies Inc. (a)	11	34
AXT Inc. (a)	9	23
Badger Meter Inc.	2	126
Bazaarvoice Inc. (a)	2	14
Bel Fuse Inc. - Class B	2	40
Blucora Inc. (a)	4	68
Bottomline Technologies Inc. (a)	6	170
BroadVision Inc. (a)	2	11
Brooks Automation Inc.	8	89
Cabot Microelectronics Corp. (a)	3	157
CalAmp Corp. (a)	4	81
Calix Inc. (a)	8	59
Cascade Microtech Inc. (a)	2	36
Cass Information Systems Inc.	2	101
Ceva Inc. (a)	2	45
Checkpoint Systems Inc.	6	60
Ciber Inc. (a)	14	48
Cinedigm Corp. (a) (b)	2	1
Cirrus Logic Inc. (a)	9	290
Clearfield Inc. (a) (b)	2	36
Coherent Inc. (a)	2	155
Cohu Inc.	3	42
Communications Systems Inc.	1	13
Computer Task Group Inc.	4	31
comScore Inc. (a)	5	258
Comtech Telecommunications Corp.	2	58
Concurrent Computer Corp.	1	9
Constant Contact Inc. (a)	7	210
Cray Inc. (a)	6	172
CSG Systems International Inc.	5	158
CUI Global Inc. (a)	2	9
Cypress Semiconductor Corp.	16	192
Daktronics Inc.	4	53
Datalink Corp. (a)	3	27
Demand Media Inc. (a)	4	26
DHI Group Inc. (a)	8	71
Digi International Inc. (a)	4	42
Digimarc Corp. (a)	—	14
Diodes Inc. (a)	6	139
Dot Hill Systems Corp. (a)	6	38
DSP Group Inc. (a)	4	38
DTS Inc. (a)	3	78
EarthLink Holdings Corp.	16	116
Eastman Kodak Co. (a) (b)	1	13
Ebix Inc. (b)	4	129
Electro Rent Corp.	4	44
Electro Scientific Industries Inc.	3	16
Ellie Mae Inc. (a)	6	438
eMagin Corp. (a)	2	6
Emcore Corp. (a)	5	29
EnerNOC Inc. (a)	4	37
Engility Holdings Inc.	2	46
Envestnet Inc. (a)	—	10
EPIQ Systems Inc.	4	74
ePlus Inc. (a)	1	93
Evolving Systems Inc.	1	12
Exar Corp. (a)	5	52
ExlService Holdings Inc. (a)	4	148
Extreme Networks (a)	14	37
Fabrinet (a)	4	68
FARO Technologies Inc. (a)	2	103
FormFactor Inc. (a)	9	81
Forrester Research Inc.	3	108
Global Cash Access Holdings Inc. (a)	9	69
Global Eagle Entertainment Inc. (a)	1	16
Globalscape Inc.	4	13
GSI Group Inc. (a)	4	66
GSI Technology Inc. (a)	2	10
GTT Communications Inc. (a)	4	88
Hackett Group Inc.	6	82
Harmonic Inc. (a)	11	74
Heartland Payment Systems Inc.	—	14
Higher One Holdings Inc. (a)	6	17
Hutchinson Technology Inc. (a)	4	7
ID Systems Inc. (a)	2	10
IEC Electronics Corp. (a)	2	7
Imation Corp. (a)	7	28
Immersion Corp. (a)	2	30
Infinera Corp. (a)	18	382
Innodata Inc. (a)	6	15
Inphi Corp. (a)	5	121
Insight Enterprises Inc. (a)	5	156
Integrated Device Technology Inc. (a)	1	17
Integrated Silicon Solutions Inc.	4	92
Internap Network Services Corp. (a)	9	82
Intevac Inc. (a)	1	7
IntraLinks Holdings Inc. (a)	6	69
Itron Inc. (a)	4	151
Ixia (a)	9	117
IXYS Corp.	4	62
Kemet Corp. (a)	6	16
Key Tronic Corp. (a)	4	43
Kimball Electronics Inc. (a)	3	37
Knowles Corp. (a)	—	6
Kopin Corp. (a)	9	31
Kronos Worldwide Inc.	1	11
Kulicke & Soffa Industries Inc. (a)	10	117
KVH Industries Inc. (a)	3	36
Lattice Semiconductor Corp. (a)	12	72
Limelight Networks Inc. (a)	14	57
Lionbridge Technologies Inc. (a)	9	57
Liquidity Services Inc. (a)	2	16
LoJack Corp. (a)	1	4
M/A-COM Technology Solutions Holdings Inc. (a)	1	22
Mantech International Corp. - Class A	3	96
Marchex Inc. - Class B	4	18
Mattson Technology Inc. (a)	7	24
MaxLinear Inc. - Class A (a)	3	40
Maxwell Technologies Inc. (a) (b)	3	18
MeetMe Inc. (a)	1	1
Mercury Systems Inc. (a)	5	80
Mesa Laboratories Inc.	—	42
Methode Electronics Inc.	5	129
Micrel Inc.	8	109
MOCON Inc.	1	11
MoneyGram International Inc. (a)	4	34
Monotype Imaging Holdings Inc.	5	122
Monster Worldwide Inc. (a)	10	68
MoSys Inc. (a)	5	9
MTS Systems Corp.	2	133
Multi-Fineline Electronix Inc. (a)	3	59
Nanometrics Inc. (a)	4	68
NAPCO Security Technologies Inc. (a)	1	7

	Shares/Par †	Value
NCI Inc. - Class A	2	20
NeoPhotonics Corp. (a)	3	30
NetGear Inc. (a)	4	128
NetScout Systems Inc. (a) (b)	4	143
Newport Corp. (a)	6	109
NIC Inc.	8	145
Novatel Wireless Inc. (a)	6	19
Oclaro Inc. (a) (b)	5	12
Omnivision Technologies Inc. (a)	11	278
Optical Cable Corp.	1	2
OSI Systems Inc. (a)	3	180
PAR Technology Corp. (a)	—	2
Park Electrochemical Corp.	3	62
PC Connection Inc.	3	75
PCM Inc. (a)	1	10
PDF Solutions Inc. (a)	4	61
Pegasystems Inc.	—	11
Perceptron Inc.	2	19
Perficient Inc. (a)	4	83
Pericom Semiconductor Corp.	4	49
PFSweb Inc. (a)	—	7
Photronics Inc. (a)	9	85
Planar Systems Inc. (a)	3	11
Plexus Corp. (a)	4	175
PMC - Sierra Inc. (a)	3	22
Power Integrations Inc.	4	168
PRGX Global Inc. (a)	5	22
Progress Software Corp. (a)	6	175
QAD Inc. - Class A	2	41
QLogic Corp. (a)	12	171
Qorvo Inc. (a)	4	286
QuinStreet Inc. (a)	7	48
Qumu Corp. (a)	3	24
Radisys Corp. (a)	4	11
Rambus Inc. (a)	14	204
RealD Inc. (a)	5	62
RealNetworks Inc. (a)	4	20
Reis Inc.	2	40
RetailMeNot Inc. (a)	5	96
RF Industries Ltd. (b)	2	8
Rightside Group Ltd. (a)	1	7
Rofin-Sinar Technologies Inc. (a)	3	92
Rogers Corp. (a)	2	163
Rosetta Stone Inc. (a)	3	27
Rubicon Technology Inc. (a)	3	7
Ruckus Wireless Inc. (a)	7	72
Rudolph Technologies Inc. (a)	3	41
ScanSource Inc. (a)	4	134
SciQuest Inc. (a)	1	16
SeaChange International Inc. (a)	5	37
ServiceSource International Inc. (a)	7	37
ShoreTel Inc. (a)	4	28
Sigma Designs Inc. (a)	7	82
SMTC Corp. (a)	1	2
Sonus Networks Inc. (a)	6	45
Stamps.com Inc. (a)	2	164
StarTek Inc. (a)	—	2
Super Micro Computer Inc. (a)	5	152
Sykes Enterprises Inc. (a)	5	127
Tangoe Inc. (a)	1	19
TeleCommunication Systems Inc. - Class A (a)	5	16
TeleNav Inc. (a)	7	53
TeleTech Holdings Inc.	6	174
Tessco Technologies Inc.	1	25
Tessera Technologies Inc.	2	84
TiVo Inc. (a)	12	120
Transact Technologies Inc.	—	1
Travelzoo Inc. (a)	2	25
TTM Technologies Inc. (a)	10	102
Ultra Clean Holdings Inc. (a)	3	19
Ultratech Inc. (a)	3	54
Unisys Corp. (a)	7	137
United Online Inc. (a)	3	48
VASCO Data Security International Inc. (a)	3	76
Veeco Instruments Inc. (a)	5	142
Virtusa Corp. (a)	4	206
Vishay Precision Group Inc. (a)	2	33
Wayside Technology Group Inc.	—	7
Web.com Group Inc. (a)	5	118
Xcerra Corp. (a)	7	55
XO Group Inc. (a)	3	56
Zix Corp. (a)	6	32
		15,335
MATERIALS - 5.4%
A. Schulman Inc.	4	179
AEP Industries Inc. (a)	1	52
AK Steel Holding Corp. (a)	9	35
AM Castle & Co. (a) (b)	2	15
American Vanguard Corp.	3	47
Boise Cascade Co. (a)	5	177
Calgon Carbon Corp.	7	129
Century Aluminum Co. (a)	2	18
Chase Corp.	2	91
Clearwater Paper Corp. (a)	2	138
Coeur d’Alene Mines Corp. (a)	8	46
Core Molding Technologies Inc. (a)	—	5
Deltic Timber Corp.	1	99
Ferro Corp. (a)	11	187
Flotek Industries Inc. (a)	7	82
Friedman Industries Inc.	1	4
FutureFuel Corp.	6	74
Globe Specialty Metals Inc.	9	165
Gold Resource Corp. (b)	6	15
Handy & Harman Ltd. (a)	—	10
Hawkins Inc.	2	82
Haynes International Inc.	2	79
Headwaters Inc. (a)	10	184
Hecla Mining Co.	21	56
Horsehead Holding Corp. (a)	7	80
Innophos Holdings Inc.	3	141
Innospec Inc.	3	147
Kaiser Aluminum Corp.	2	186
KMG Chemicals Inc.	2	59
Koppers Holdings Inc.	2	55
Kraton Performance Polymers Inc. (a)	4	93
Landec Corp. (a)	4	58
LSB Industries Inc. (a)	3	114
Materion Corp.	2	75
McEwen Mining Inc. (a) (b)	4	4
Mercer International Inc. (a)	9	129
Myers Industries Inc.	4	83
Neenah Paper Inc.	2	129
Noranda Aluminium Holding Corp.	8	6
Northern Technologies International Corp. (a)	1	13
Olympic Steel Inc.	1	25
OM Group Inc.	3	110
Omnova Solutions Inc. (a)	12	87
P.H. Glatfelter Co.	6	133
Quaker Chemical Corp.	2	148
RTI International Metals Inc. (a)	5	144
Schnitzer Steel Industries Inc. - Class A	3	47
Schweitzer-Mauduit International Inc.	4	149
Stepan Co.	3	148
SunCoke Energy Inc.	8	99
Synalloy Corp.	2	23

	Shares/Par †	Value
Trecora Resources (a)	3	51
Tredegar Corp.	3	75
United States Lime & Minerals Inc.	1	33
Universal Stainless & Alloy Products Inc. (a)	1	28
US Concrete Inc. (a)	1	45
Wausau Paper Corp.	6	54
		4,740
TELECOMMUNICATION SERVICES - 1.9%
8x8 Inc. (a)	2	17
Alaska Communications Systems Group Inc. (a)	2	6
Atlantic Tele-Network Inc.	2	135
Boingo Wireless Inc. (a)	6	47
Cincinnati Bell Inc. (a)	28	108
Cogent Communications Group Inc.	5	157
Consolidated Communications Holdings Inc.	7	149
Fairpoint Communications Inc. (a)	2	32
General Communication Inc. - Class A (a)	6	101
Hawaiian Telcom Holdco Inc. (a)	1	28
HC2 Holdings Inc. (a)	2	21
IDT Corp. - Class B	3	60
Inteliquent Inc.	5	83
Iridium Communications Inc. (a)	13	122
Lumos Networks Corp.	3	43
NTELOS Holdings Corp.	2	10
ORBCOMM Inc. (a)	9	61
Premiere Global Services Inc. (a)	6	67
Shenandoah Telecommunications Co.	3	117
Spok Holdings Inc.	3	54
Straight Path Communications Inc. - Class B (a)	3	94
Vonage Holdings Corp. (a)	29	144
		1,656
UTILITIES - 1.9%
American States Water Co.	4	156
Artesian Resources Corp. - Class A	2	32
California Water Service Group	6	138
Chesapeake Utilities Corp.	2	107
Connecticut Water Services Inc.	2	52
Consolidated Water Co. Ltd.	2	25
Delta Natural Gas Co. Inc.	2	32
El Paso Electric Co.	3	109
Empire District Electric Co.	6	128
Gas Natural Inc.	2	18
Genie Energy Ltd. - Class B	4	40
MGE Energy Inc.	4	141
Middlesex Water Co.	2	55
Northwest Natural Gas Co.	4	149
Ormat Technologies Inc.	5	188
Otter Tail Corp.	5	120
RGC Resources Inc.	—	6
SJW Corp.	3	103
Unitil Corp.	2	77
York Water Co.	2	42
		1,718
Total Common Stocks (cost $73,016)		87,379

RIGHTS - 0.0%
BioScrip Inc. (a) (c) (d) (e)	8	—

Total Rights (cost $0)		—

WARRANTS - 0.0%
Magnum Hunter Resources Corp. (a) (c) (d) (e)	6	—

Total Warrants (cost $0)		—

SHORT TERM INVESTMENTS - 3.0%

Investment Company - 1.0%
JNL Money Market Fund, 0.01% (f) (g)	852	852
Securities Lending Collateral - 2.0%
State Street Navigator Securities Lending Prime Portfolio, 0.18% (g)	1,783	1,783

Total Short Term Investments (cost $2,635)		2,635

Total Investments - 102.0% (cost $75,651)		90,014
Other Assets and Liabilities, Net - (2.0%)		(1,789)
Total Net Assets - 100.0%		$88,225

Portfolio Composition:	Percentage of Total Investments
Financials	19.9%
Industrials	19.1
Information Technology	17.0
Consumer Discretionary	14.9
Health Care	11.3
Materials	5.3
Consumer Staples	2.9
Energy	2.9
Utilities	1.9
Telecommunication Services	1.8
Short Term Investments	3.0
Total Investments	100.0%

(a)	Non-income producing security.
(b)	All or portion of the security was on loan.
(c)

Security fair valued in good faith in accordance with the procedures approved by the Trust’s Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for FASB ASC Topic 820 “Fair Value Measurements” based on the applicable valuation inputs. See FASB ASC Topic 820 “Fair Value Measurements” in the Notes to Financial Statements.

(d)	Security is restricted to resale to institutional investors. See Restricted Securities in these Schedules of Investments.
(e)	The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the Trust’s Board of Trustees.
(f)	Investment in affiliate.
(g)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2015.

JNL/Epoch Global Shareholder Yield Fund

COMMON STOCKS - 96.5%

CONSUMER DISCRETIONARY - 4.7%
Daimler AG	13	$1,206
McDonald’s Corp.	13	1,223
Pearson Plc	53	1,004
Regal Entertainment Group - Class A (a)	43	905
Shaw Communications Inc. - Class B (a)	42	908
Wolters Kluwer NV	16	474
		5,720
CONSUMER STAPLES - 12.4%
Altria Group Inc.	44	2,159
British American Tobacco Plc	28	1,482
Coca-Cola Co.	16	637
Imperial Tobacco Group Plc	43	2,060
Kimberly-Clark Corp.	10	1,065
Nestle SA	9	663
PepsiCo Inc.	8	711
Philip Morris International Inc.	26	2,066
Procter & Gamble Co.	9	731

	Shares/Par †	Value
Reynolds American Inc.	37	2,735
Unilever Plc	20	874
		15,183
ENERGY - 11.3%
Amec Foster Wheeler Plc	57	726
ConocoPhillips Co. (a)	20	1,215
Enterprise Products Partners LP	48	1,429
Exxon Mobil Corp.	8	676
Kinder Morgan Inc. (a)	54	2,056
MarkWest Energy Partners LP	11	624
Occidental Petroleum Corp.	16	1,219
Royal Dutch Shell Plc - ADR - Class A	31	1,785
Statoil ASA (a)	84	1,496
Targa Resources Partners LP	19	750
Total SA	36	1,758
		13,734
FINANCIALS - 12.9%
Aberdeen Asset Management Plc	132	839
Allianz SE	6	878
Arthur J. Gallagher & Co.	14	667
AXA SA	36	901
CME Group Inc.	10	911
Commonwealth Bank of Australia	14	913
Health Care REIT Inc.	30	1,945
Muenchener Rueckversicherungs AG	10	1,789
People’s United Financial Inc. (a)	53	867
SCOR SE	40	1,421
Singapore Exchange Ltd.	11	63
Svenska Handelsbanken AB	81	1,180
Unibail-Rodamco SE	6	1,492
Wells Fargo & Co.	19	1,067
Westpac Banking Corp.	32	790
		15,723
HEALTH CARE - 5.8%
AbbVie Inc.	6	389
AstraZeneca Plc - ADR	25	1,606
GlaxoSmithKline Plc	82	1,712
Merck & Co. Inc.	16	893
Pfizer Inc.	22	736
Roche Holding AG	3	855
Sanofi	7	712
Sonic Health Care Ltd.	7	123
		7,026
INDUSTRIALS - 9.3%
BAE Systems Plc	206	1,458
Corrections Corp. of America (a)	43	1,411
Deutsche Post AG	23	658
Emerson Electric Co.	16	894
Iron Mountain Inc.	34	1,067
Lockheed Martin Corp.	7	1,283
Orkla ASA	120	940
RR Donnelley & Sons Co. (a)	50	880
Siemens AG	8	827
Vinci SA	21	1,205
Waste Management Inc.	15	682
		11,305
INFORMATION TECHNOLOGY - 3.5%
Automatic Data Processing Inc.	9	712
KLA-Tencor Corp.	13	733
Microchip Technology Inc. (a)	19	881
Microsoft Corp.	18	802
Seagate Technology Plc	24	1,136
		4,264
MATERIALS - 5.6%
BASF SE	15	1,309
BHP Billiton Ltd.	37	750
Dow Chemical Co.	23	1,155
Potash Corp. of Saskatchewan Inc.	57	1,750
Rio Tinto Plc	21	883
Yara International ASA	18	940
		6,787
TELECOMMUNICATION SERVICES - 15.8%
AT&T Inc.	66	2,337
BCE Inc. (a)	51	2,164
CenturyTel Inc.	56	1,646
Deutsche Telekom AG	85	1,472
Rogers Communications Inc. - Class B	50	1,782
Singapore Telecommunications Ltd.	58	182
Swisscom AG	4	2,047
Telstra Corp. Ltd.	364	1,721
TELUS Corp.	16	555
Verizon Communications Inc. (a)	42	1,946
Vivendi SA (a)	45	1,136
Vodafone Group Plc	628	2,291
		19,279
UTILITIES - 15.2%
Ameren Corp.	45	1,707
Duke Energy Corp.	26	1,806
Electricite de France SA	57	1,274
Entergy Corp.	11	765
Gas Natural SDG SA (a)	40	914
National Grid Plc	168	2,167
PPL Corp.	54	1,586
Southern Co. (a)	20	825
SSE Plc	73	1,765
TECO Energy Inc. (a)	77	1,366
Terna Rete Elettrica Nazionale SpA	371	1,638
United Utilities Group Plc	120	1,676
WEC Energy Group Inc. (a)	23	1,046
		18,535
Total Common Stocks (cost $122,742)		117,556

RIGHTS - 0.0%
Westpac Banking Corp. (b) (e)	32	—

Total Rights (cost $0)		—

JNL Money Market Fund, 0.01% (c) (d)	7,482	7,482
Securities Lending Collateral - 8.2%
BlackRock Liquidity Funds TempFund Portfolio, 0.15% (d)	2,000	2,000
Fidelity Institutional Money Market Portfolio, 0.12% (d)	4,000	4,000
Repurchase Agreement with HSB, 0.10% (Collateralized by $935 U.S. Treasury Bond Strip, due 08/15/25-11/15/44, value $479, $54 U.S. Treasury Bond, 4.38-6.13%, due 02/15/26-08/15/29, value $73, $231 U.S. Treasury Note Strip, due 08/15/15-02/15/25, value $195 and $269 U.S. Treasury Note, 0.25-4.25%, due 08/15/15-08/15/24, value $273) acquired on 06/30/15, due 07/01/15 at $1,000	$1,000	1,000

	Shares/Par †	Value
Repurchase Agreement with MLP, 0.11% (Collateralized by $1,737 U.S. Treasury Bond, 5.38%, due 02/15/31, value $2,372 and $648 U.S. Treasury Note, 2.13%, due 09/30/21, value $658) acquired on 06/30/15, due 07/01/15 at $2,971	2,971	2,971
		9,971
Total Short Term Investments (cost $17,453)		17,453

Total Investments - 110.8% (cost $140,195)		135,009
Other Assets and Liabilities, Net - (10.8%)		(13,134)
Total Net Assets - 100.0%		$121,875

Portfolio Composition:	Percentage of Total Investments
Telecommunication Services	14.3%
Utilities	13.7
Financials	11.6
Consumer Staples	11.3
Energy	10.2
Industrials	8.4
Health Care	5.2
Materials	5.0
Consumer Discretionary	4.2
Information Technology	3.2
Short Term Investments	12.9
Total Investments	100.0%

(a)	All or portion of the security was on loan.
(b)

Security fair valued in good faith in accordance with the procedures approved by the Trust’s Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for FASB ASC Topic 820 “Fair Value Measurements” based on the applicable valuation inputs. See FASB ASC Topic 820 “Fair Value Measurements” in the Notes to Financial Statements.

(c)	Investment in affiliate.
(d)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2015.
(e)	Non-income producing security.

JNL/Franklin Templeton Natural Resources Fund

COMMON STOCKS - 91.8%

ENERGY - 72.1%
Anadarko Petroleum Corp.	15	$1,171
Baker Hughes Inc.	7	450
BP Plc - ADR (a)	8	312
C&J Energy Services Ltd. (a) (b)	15	199
Cabot Oil & Gas Corp. - Class A	27	853
Callon Petroleum Co. (b)	25	205
Cameron International Corp. (b)	10	521
Canadian Natural Resources Ltd.	21	572
Chevron Corp.	13	1,235
Cimarex Energy Co.	3	375
Cobalt International Energy Inc. (a) (b)	22	210
Concho Resources Inc. (b)	5	512
Devon Energy Corp.	5	300
Diamondback Energy Inc. (b)	4	320
Dril-Quip Inc. (a) (b)	4	263
Eclipse Resources Corp. (a) (b)	13	70
Ensco Plc - Class A	4	99
EOG Resources Inc.	7	582
EQT Corp.	6	480
Exxon Mobil Corp.	14	1,181
FMC Technologies Inc. (b)	11	450
Forum Energy Technologies Inc. (b)	5	92
Gran Tierra Energy Inc. (b)	70	207
Gulfport Energy Corp. (b)	6	242
Halliburton Co.	11	457
Hess Corp.	7	492
HollyFrontier Corp.	10	431
Hornbeck Offshore Services Inc. (a) (b)	7	139
Hunting Plc	10	98
Key Energy Services Inc. (b)	29	52
Marathon Oil Corp.	26	685
Marathon Petroleum Corp.	4	220
Matador Resources Co. (b)	8	210
MEG Energy Corp. (b)	7	116
National Oilwell Varco Inc. (a)	1	68
Noble Corp. Plc (a)	6	88
Noble Energy Inc.	18	785
Oasis Petroleum Inc. (a) (b)	13	201
Occidental Petroleum Corp.	17	1,338
Oceaneering International Inc. (a)	11	499
Oil States International Inc. (b)	4	158
Ophir Energy Plc (b)	80	142
Peabody Energy Corp. (a)	22	49
Petroleo Brasileiro SA - Petrobras - ADR (a) (b)	13	116
PHI Inc. (b)	4	132
Phillips 66 (a)	7	536
Pioneer Energy Services Corp. (b)	29	184
Pioneer Natural Resources Co.	4	569
Rex Energy Corp. (a) (b)	54	304
Rice Energy Inc. (a) (b)	9	177
RigNet Inc. (a) (b)	8	231
Rowan Cos. Plc - Class A	11	233
Royal Dutch Shell Plc - ADR - Class A	9	519
RPC Inc. (a)	9	120
Schlumberger Ltd.	12	1,064
SM Energy Co.	5	231
Southwestern Energy Co. (b)	15	332
Superior Energy Services Inc.	13	282
Tallgrass Energy GP LP (b)	3	87
Total SA - ADR (a)	10	504
Tullow Oil Plc	13	69
Valero Energy Corp.	5	282
Weatherford International Plc (b)	17	210
		23,311
MATERIALS - 19.7%
Agnico-Eagle Mines Ltd.	6	158
Alamos Gold Inc.	13	76
Axiall Corp.	6	220
B2Gold Corp. (a) (b)	115	176
Barrick Gold Corp.	15	163
BHP Billiton Plc - ADR (a)	24	949
First Quantum Minerals Ltd.	10	127
Freeport-McMoRan Inc. - Class B (a)	34	634
G-Resources Group Ltd.	2,709	87
Glencore Plc	152	611
Goldcorp Inc.	20	320
HudBay Minerals Inc.	20	167
Imperial Metals Corp. (b)	13	107
LyondellBasell Industries NV - Class A	2	160
Martin Marietta Materials Inc.	1	120
Mosaic Co.	7	347
Nautilus Minerals Inc. (b)	53	20
Newcrest Mining Ltd. (b)	15	147
Randgold Resources Ltd. - ADR	4	238
Rio Tinto Plc - ADR (a)	11	443
Romarco Minerals Inc. (a) (b)	315	107
Sandfire Resources NL	64	284

	Shares/Par †	Value
South32 Ltd. - ADR (b)	12	83
Southern Copper Corp. (a)	5	160
Tahoe Resources Inc.	11	133
Teck Resources Ltd. - Class B	32	320
		6,357
Total Common Stocks (cost $37,150)		29,668

PREFERRED STOCKS - 0.5%

ENERGY - 0.5%
Sanchez Energy Corp., 4.88% (c) (d)	4	120
Sanchez Energy Corp., 6.50% (c) (d)	2	57

Total Preferred Stocks (cost $404)		177

CORPORATE BONDS AND NOTES - 0.5%

ENERGY - 0.4%
Cobalt International Energy Inc., 3.13%, 05/15/24 (d)	$207	150
MATERIALS - 0.1%
Molycorp Inc., 6.00%, 09/01/17 (d) (e)	758	17

Total Corporate Bonds and Notes (cost $852)		167

SHORT TERM INVESTMENTS - 22.4%

Investment Company - 6.9%
JNL Money Market Fund, 0.01% (f) (g)	2,229	2,229
Securities Lending Collateral - 15.5%
BlackRock Liquidity Funds TempFund Portfolio, 0.15% (g)	1,000	1,000
Fidelity Institutional Money Market Portfolio, 0.12% (g)	2,000	2,000
Repurchase Agreement with HSB, 0.10% (Collateralized by $187 U.S. Treasury Bond Strip, due 08/15/26-11/15/44, value $96, $11 U.S. Treasury Bond, 4.38-6.13%, due 02/15/26-08/15/29, value $15, $46 U.S. Treasury Note Strip, due 08/15/15-02/15/25, value $39 and $54 U.S. Treasury Note, 0.25-4.25%, due 08/15/15-08/15/24, value $55) acquired on 06/30/15, due 07/01/15 at $200	$200	200
Repurchase Agreement with MLP, 0.11% (Collateralized by $1,063 U.S. Treasury Bond, 5.38%, due 02/15/31, value $1,451 and $397 U.S. Treasury Note, 2.13%, due 09/30/21, value $403) acquired on 06/30/15, due 07/01/15 at $1,818	1,818	1,818
		5,018
Total Short Term Investments (cost $7,247)		7,247

Total Investments - 115.2% (cost $45,653)		37,259
Other Assets and Liabilities, Net - (15.2%)		(4,927)
Total Net Assets - 100.0%		$32,332

Portfolio Composition:	Percentage of Total Investments
Energy	63.4%
Materials	17.1
Short Term Investments	19.5
Total Investments	100.0%

(a)	All or portion of the security was on loan.
(b)	Non-income producing security.
(c)	Perpetual security.
(d)	Convertible security.
(e)	Security is in default relating to principal, dividends and/or interest.
(f)	Investment in affiliate.
(g)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2015.

JNL/PIMCO Credit Income Fund

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 4.3%
Air Canada Pass-Through Trust, 4.13%, 05/15/25 (a)	$93	$94
American Airlines Class A Pass-Through Trust, 3.38%, 05/01/27	300	292
American Airlines Pass-Through Trust, 5.25%, 01/31/21	43	46
Asset Backed Funding Corp. Trust REMIC, 0.33%, 10/25/36 (b)	178	151
Asset Backed Securities Corp. Home Equity Loan Trust REMIC, 1.13%, 09/25/34 (b)	56	52
Banc of America Alternative Loan Trust REMIC, 5.75%, 11/25/35	84	79
Centex Home Equity Loan Trust REMIC, 0.81%, 09/25/34 (b)	61	55
Citigroup Mortgage Loan Trust Inc. REMIC, 5.41%, 09/25/37 (b)	71	64
Continental Airlines Inc. Pass-Through Trust
7.25%, 11/10/19	52	60
5.50%, 10/29/20	172	179
Countrywide Asset-Backed Certificates REMIC
0.91%, 07/25/34 (b)	123	115
1.04%, 08/25/34 (b)	83	79
0.33%, 07/25/35 (b)	162	128
0.43%, 03/25/36 (b)	75	67
CVS Pass-Through Trust, 7.51%, 01/10/32 (a)	62	77
First Franklin Mortgage Loan Trust REMIC, 1.61%, 10/25/34 (b)	50	41
GTP Acquisition Partners I LLC, 3.48%, 06/16/25 (c) (d)	300	298
HomeBanc Mortgage Trust REMIC, 0.46%, 10/25/35 (b)	35	31
HSI Asset Securitization Corp. Trust REMIC, 0.55%, 12/25/35 (b)	100	85
JPMorgan Mortgage Acquisition Trust REMIC, 0.46%, 07/25/36 (b)	300	217
LCM IX Ltd., 1.48%, 07/14/22 (a) (b)	98	98
Lehman XS Trust REMIC, 5.17%, 08/25/35	70	67
Morgan Stanley Home Equity Loan Trust REMIC, 0.29%, 04/25/37 (b)	16	9
New Century Home Equity Loan Trust REMIC, 0.47%, 10/25/35 (b)	59	58
OMX Timber Finance Investments I LLC, 5.42%, 01/29/20 (c) (d)	300	331
Park Place Securities Inc. Asset-Backed Pass-Through Certificates REMIC, 1.18%, 09/25/34 (b)	98	91
Race Point CLO Ltd., 1.59%, 12/15/22 (a) (b)	224	224
RALI Trust REMIC
6.00%, 12/25/35	124	110
6.00%, 02/25/37	129	103
RASC Trust REMIC, 0.35%, 09/25/36 (b)	337	286
Renaissance Home Equity Loan Trust REMIC, 7.24%, 09/25/37 (b)	191	125
SBA Tower Trust REMIC, 3.60%, 04/16/18 (a)	100	100
SLM Private Credit Student Loan Trust REMIC, 0.47%, 09/15/17 (b)	118	117
Soundview Home Loan Trust REMIC, 0.36%, 06/25/36 (b)	111	103

	Shares/Par †	Value
STARM Mortgage Loan Trust REMIC, 6.01%, 02/25/37 (b)	37	36
Structured Asset Securities Corp. Mortgage Loan Trust REMIC, 0.69%, 11/25/37 (b)	600	400
United Air Lines Pass-Through Trust, 9.75%, 01/15/17	47	51
United Airlines Pass-Through Trust, 3.75%, 09/03/26	100	99
US Airways Pass-Through Trust
5.38%, 11/15/21	145	150
3.95%, 11/15/25	94	94
Virgin Australia Trust, 5.00%, 10/23/23 (a)	82	85
Voya CLO Ltd.
1.58%, 10/15/22 (a) (b)	250	250
1.61%, 10/15/22 (a) (b)	500	500
Total Non-U.S. Government Agency Asset- Backed Securities (cost $5,622)		5,697
CORPORATE BONDS AND NOTES - 74.5%
CONSUMER DISCRETIONARY - 5.0%
Amazon.com Inc.
2.60%, 12/05/19	100	101
3.30%, 12/05/21	100	101
3.80%, 12/05/24	100	100
Comcast Corp., 6.50%, 01/15/17	50	54
COX Communications Inc., 3.85%, 02/01/25 (a)	200	192
D.R. Horton Inc.
3.63%, 02/15/18	100	102
3.75%, 03/01/19	100	101
DIRECTV Holdings LLC
4.60%, 02/15/21	299	318
3.95%, 01/15/25	100	98
Discovery Communications LLC, 3.45%, 03/15/25	100	94
Glencore Funding LLC, 1.70%, 05/27/16 (a)	150	150
GLP Capital LP, 4.38%, 11/01/18	100	103
Home Depot Inc., 2.63%, 06/01/22	100	98
Massachusetts Institute of Technology, 4.68%, 07/01/14	200	200
MCE Finance Ltd., 5.00%, 02/15/21 (a)	200	190
Nissan Motor Acceptance Corp., 2.65%, 09/26/18 (a)	100	103
Numericable Group SA, 6.00%, 05/15/22 (a)	200	197
Pearson Funding Five Plc, 3.25%, 05/08/23 (c) (d)	200	191
QVC Inc., 4.45%, 02/15/25	500	482
Schaeffler Finance BV, 3.25%, 05/15/25, EUR	100	105
Time Warner Cable Inc.
5.85%, 05/01/17	100	107
6.75%, 07/01/18	100	111
8.25%, 04/01/19	300	353
Time Warner Entertainment Co. LP, 8.38%, 07/15/33	100	122
Time Warner Inc., 3.60%, 07/15/25	700	680
Toll Brothers Finance Corp.
4.00%, 12/31/18	150	154
6.75%, 11/01/19	100	111
Viacom Inc., 4.25%, 09/01/23	300	302
Wyndham Worldwide Corp., 5.63%, 03/01/21	300	328
Wynn Las Vegas LLC
5.38%, 03/15/22	160	163
4.25%, 05/30/23 (a)	150	138
5.50%, 03/01/25 (a)	800	762
Wynn Macau Ltd., 5.25%, 10/15/21 (a)	200	189
		6,600
CONSUMER STAPLES - 0.9%
Altria Group Inc., 9.25%, 08/06/19 (e)	12	15
BRF SA, 4.75%, 05/22/24 (a)	200	196
HJ Heinz Co.
4.25%, 10/15/20	100	102
3.50%, 07/15/22 (c) (d)	200	201
JM Smucker Co.
3.00%, 03/15/22 (a)	100	98
3.50%, 03/15/25 (a)	100	98
PepsiCo Inc., 0.48%, 07/30/15 (b)	100	100
Reynolds American Inc.
2.30%, 06/12/18	100	101
3.25%, 11/01/22	200	192
Reynolds Group Issuer Inc., 7.88%, 08/15/19	50	52
Tyson Foods Inc., 4.50%, 06/15/22	50	53
		1,208
ENERGY - 8.0%
AK Transneft OJSC Via TransCapitalInvest Ltd., 8.70%, 08/07/18 (a)	1,000	1,093
BG Energy Capital Plc, 4.00%, 10/15/21 (a)	125	132
BP AMI Leasing Inc., 5.52%, 05/08/19 (a)	125	139
California Resources Corp.
5.50%, 09/15/21	100	87
6.00%, 11/15/24	100	86
Canadian Oil Sands Ltd., 7.75%, 05/15/19 (a)	50	54
Cenovus Energy Inc., 3.00%, 08/15/22	200	189
Chesapeake Energy Corp., 3.53%, 04/15/19 (b)	100	91
CNOOC Finance 2013 Ltd., 3.00%, 05/09/23	300	284
Continental Resources Inc., 3.80%, 06/01/24	100	91
El Paso LLC, 6.50%, 09/15/20	200	228
El Paso Pipeline Partners Operating Co. LLC, 5.00%, 10/01/21	300	317
Encana Corp., 6.50%, 02/01/38	50	53
Energy Transfer Partners LP
4.15%, 10/01/20	200	205
4.05%, 03/15/25	500	472
6.50%, 02/01/42	100	103
Enterprise Products Operating LLC
3.20%, 02/01/16	150	152
3.90%, 02/15/24	100	100
3.75%, 02/15/25	100	98
EQT Midstream Partners LP, 4.00%, 08/01/24	100	95
Gaz Capital SA, 6.51%, 03/07/22 (a)	200	200
Gazprom OAO Via Gaz Capital SA
8.15%, 04/11/18 (a)	100	107
6.00%, 01/23/21 (a)	200	198
Harvest Operations Corp., 6.88%, 10/01/17	250	231
Hess Corp., 7.30%, 08/15/31	200	232
Kinder Morgan Energy Partners LP, 3.50%, 03/01/21	150	148
Kinder Morgan Inc., 4.30%, 06/01/25	150	145
Marathon Oil Corp., 3.85%, 06/01/25	200	196
MarkWest Energy Partners LP, 4.88%, 12/01/24	400	391
NGPL PipeCo LLC, 7.12%, 12/15/17 (a)	100	102
Odebrecht Drilling Norbe VIII/IX Ltd., 6.35%, 06/30/21 (a)	255	196
ONEOK Partners LP
3.38%, 10/01/22	25	23
5.00%, 09/15/23	100	101
Pacific Rubiales Energy Corp., 5.13%, 03/28/23 (a)	100	71
Petrobras Global Finance BV
4.38%, 05/20/23	900	785
6.25%, 03/17/24	100	97

	Shares/Par †	Value
Petrobras International Finance Co., 7.88%, 03/15/19	400	425
Petrofac Ltd., 3.40%, 10/10/18 (a)	100	99
Pioneer Natural Resources Co.
5.88%, 07/15/16	100	104
6.88%, 05/01/18	50	56
Plains All American Pipeline LP
8.75%, 05/01/19	150	183
2.60%, 12/15/19	200	199
Rosneft Finance SA
7.50%, 07/18/16 (a)	100	104
7.88%, 03/13/18	200	209
Sabine Pass Liquefaction LLC
5.75%, 05/15/24	300	299
5.63%, 03/01/25 (a)	75	74
Sinopec Group Overseas Development Ltd., 1.19%, 04/10/19 (a) (b)	300	299
Southwestern Energy Co.
7.50%, 02/01/18	100	112
4.05%, 01/23/20 (e)	100	103
4.10%, 03/15/22	100	98
Spectra Energy Partners LP, 3.50%, 03/15/25	100	96
Targa Resources Partners LP
6.88%, 02/01/21	62	65
6.38%, 08/01/22	75	78
5.25%, 05/01/23	100	99
Western Gas Partners LP
2.60%, 08/15/18	100	101
4.00%, 07/01/22	100	100
Williams Partners LP
5.25%, 03/15/20	100	109
4.50%, 11/15/23	100	101
4.30%, 03/04/24	100	98
Woodside Finance Ltd., 3.65%, 03/05/25 (a)	200	192
		10,695
FINANCIALS - 43.5%
ABN AMRO Bank NV, 6.25%, 09/13/22	400	429
AerCap Ireland Capital Ltd., 3.75%, 05/15/19 (a)	150	148
AIA Group Ltd., 3.20%, 03/11/25 (a)	400	385
Alexandria Real Estate Equities Inc., 2.75%, 01/15/20	100	99
Altice Financing SA, 6.63%, 02/15/23 (a)	300	298
American Campus Communities Operating Partnership LP, 3.75%, 04/15/23	50	49
American Express Co., 4.90%, (callable at 100 beginning 03/15/20) (f)	300	291
American Express Credit Corp., 0.79%, 07/29/16 (b)	300	300
American International Group Inc., 4.38%, 01/15/55	400	355
American Tower Corp.
2.80%, 06/01/20	200	197
3.50%, 01/31/23	300	288
4.00%, 06/01/25	200	195
ARC Properties Operating Partnership LP
2.00%, 02/06/17	300	291
3.00%, 02/06/19	200	190
Banco Continental SA via Continental Senior Trustees II Cayman Ltd., 5.75%, 01/18/17 (a)	300	316
Banco de Credito e Inversiones, 3.00%, 09/13/17 (a)	200	203
Banco del Estado de Chile, 2.00%, 11/09/17 (a)	150	151
Banco do Brasil SA, 9.00%, (callable at 100 beginning 06/18/24) (a) (f)	600	541
Banco Espirito Santo SA
5.88%, 11/09/15, EUR	100	111
2.63%, 05/08/17, EUR	300	325
5.00%, 05/23/19, EUR	100	113
Banco Popolare, 2.38%, 01/22/18, EUR	400	446
Banco Santander Brasil SA, 4.63%, 02/13/17 (a)	300	308
Banco Santander SA, 6.25%, (callable at 100 beginning 09/11/21) (f), EUR	400	434
Bank of America Corp.
6.50%, 08/01/16	350	369
0.00%,01/04/17 (g)	500	493
5.65%, 05/01/18	650	714
2.65%, 04/01/19	100	101
4.00%, 04/01/24	600	610
Bank of America NA
1.25%, 02/14/17	250	250
0.70%, 05/08/17 (b)	250	250
Bank of New York Mellon Corp.
2.30%, 09/11/19	400	399
3.00%, 02/24/25	500	484
Bank of Tokyo-Mitsubishi UFJ Ltd., 2.35%, 09/08/19 (a)	400	399
Barclays Bank Plc
14.00% (callable at 100 beginning 12/15/19) (f), GBP	200	410
7.63%, 11/21/22	800	911
BAT International Finance Plc
9.50%, 11/15/18	100	124
2.75%, 06/15/20 (a)	200	201
3.95%, 06/15/25 (c) (d)	100	101
BBVA US Senior SAU, 4.66%, 10/09/15	200	202
BGC Partners Inc., 5.38%, 12/09/19	225	234
Blackstone Holdings Finance Co. LLC, 5.00%, 06/15/44 (c) (d)	300	300
BPCE SA, 4.63%, 07/11/24 (a)	400	391
Cantor Fitzgerald LP, 7.88%, 10/15/19 (a)	500	550
CIT Group Inc.
4.25%, 08/15/17	200	203
5.50%, 02/15/19 (a)	100	104
Citigroup Inc.
5.95% (callable at 100 beginning 05/15/25) (f)	575	555
1.06%, 04/01/16 (b)	500	501
8.13%, 07/15/39	100	143
CME Group Inc., 3.00%, 03/15/25	400	388
Columbia Property Trust Operating Partnership LP, 4.15%, 04/01/25	100	99
Commonwealth Bank of Australia, 2.30%, 09/06/19	250	250
Compass Bank, 2.75%, 09/29/19	250	249
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 8.38% (callable at 100 beginning 07/26/16) (f)	300	313
Credit Agricole SA
0.83%, 06/12/17 (a) (b)	250	250
2.75%, 06/10/20 (a)	300	300
4.38%, 03/17/25 (c) (d)	225	216
Credit Suisse
3.00%, 10/29/21	300	297
3.63%, 09/09/24	250	248
Credit Suisse AG
6.50%, 08/08/23 (a)	200	219
6.50%, 08/08/23	300	328
Credit Suisse Group AG, 7.50%, (callable at 100 beginning 12/11/23) (a) (f)	200	208
Credit Suisse Group Funding Guernsey Ltd., 3.75%, 03/26/25 (a)	250	240

	Shares/Par †	Value
Credit Suisse Group Guernsey I Ltd., 7.88%, 02/24/41 (h)	400	418
DBS Bank Ltd., 3.62%, 09/21/22	200	206
DBS Group Holdings Ltd., 2.25%, 07/16/19 (a)	200	200
Depository Trust & Clearing Corp., 4.88%, (callable at 100 beginning 06/15/20) (c) (d) (f)	250	249
Deutsche Annington Finance BV, 3.20%, 10/02/17 (d)	100	102
Discover Bank, 3.10%, 06/04/20	250	250
Education Realty Operating Partnership LP, 4.60%, 12/01/24	100	100
EPR Properties, 4.50%, 04/01/25	100	98
Fidelity National Financial Inc., 5.50%, 09/01/22	100	105
First American Financial Corp.
4.30%, 02/01/23	100	99
4.60%, 11/15/24	200	201
FMR LLC, 4.95%, 02/01/33 (c) (d)	700	724
Ford Motor Credit Co. LLC
2.38%, 01/16/18	400	404
8.13%, 01/15/20	150	183
General Electric Capital Corp.
5.50%, 09/15/67 (b), EUR	50	59
6.37%, 11/15/67 (b)	1,900	2,042
General Motors Financial Co. Inc.
3.25%, 05/15/18	450	461
3.50%, 07/10/19	100	102
Goldman Sachs Group Inc.
5.95%, 01/18/18	700	769
6.15%, 04/01/18	200	222
7.50%, 02/15/19	380	446
6.00%, 06/15/20	200	228
1.88%, 11/29/23 (b)	100	102
4.80%, 07/08/44	750	742
HBOS Plc, 6.75%, 05/21/18 (a)	400	443
HDFC Bank Ltd., 3.00%, 11/30/16	200	203
Healthcare Trust of America Holdings LP, 3.38%, 07/15/21	200	199
Host Hotels & Resorts LP, 6.00%, 10/01/21	50	57
HSBC Bank USA NA, 4.88%, 08/24/20	110	122
HSBC Capital Funding LP, 10.18%, (callable at 100 beginning 06/30/30) (a) (f)	100	153
HSBC Finance Corp., 6.68%, 01/15/21	350	405
HSBC Holdings Plc
5.25% (callable at 100 beginning 09/16/22) (f) (h), EUR	900	1,002
5.10%, 04/05/21	1,000	1,114
6.80%, 06/01/38	300	370
HSBC USA Inc., 2.35%, 03/05/20	200	198
Hyundai Capital America, 1.88%, 08/09/16 (a)	100	101
ICICI Bank Ltd.
5.00%, 01/15/16	100	102
4.75%, 11/25/16 (a)	200	208
Industrial & Commercial Bank of China Ltd., 2.35%, 11/13/17	400	403
ING Bank NV, 5.80%, 09/25/23 (a)	200	218
International Lease Finance Corp.
6.75%, 09/01/16 (a)	200	210
7.13%, 09/01/18 (a)	190	212
Intesa Sanpaolo SpA
3.13%, 01/15/16	200	202
6.50%, 02/24/21 (a)	250	285
5.02%, 06/26/24 (a)	600	582
JPMorgan Chase & Co.
5.30% (callable at 100 beginning 05/01/20) (f)	275	273
6.10% (callable at 100 beginning 10/01/24) (f)	800	803
1.07%, 05/30/17 (b), GBP	50	77
6.30%, 04/23/19	300	343
1.23%, 01/23/20 (b)	100	101
3.63%, 05/13/24	150	149
3.13%, 01/23/25	1,500	1,430
JPMorgan Chase Bank NA
0.62%, 06/13/16 (b)	250	249
5.38%, 09/28/16, GBP	100	164
0.70%, 06/02/17 (b)	250	250
6.00%, 10/01/17	250	273
KBC Bank NV, 8.00%, 01/25/23	400	437
Lazard Group LLC, 3.75%, 02/13/25	300	285
LeasePlan Corp. NV
3.00%, 10/23/17 (c) (d)	200	204
2.50%, 05/16/18 (c) (d)	200	200
Legg Mason Inc., 3.95%, 07/15/24	100	101
Lloyds Bank Plc
12.00% (callable at 100 beginning 12/16/24) (c) (d) (f)	100	143
2.40%, 03/17/20	300	299
Merrill Lynch & Co. Inc., 6.88%, 04/25/18	1,310	1,479
Metropolitan Life Global Funding I, 2.30%, 04/10/19 (a)	150	151
Mid-America Apartments LP, 3.75%, 06/15/24	100	99
Moody’s Corp.
4.50%, 09/01/22	200	213
4.88%, 02/15/24	290	311
Morgan Stanley
6.25%, 08/28/17	100	110
7.30%, 05/13/19	290	341
5.75%, 01/25/21	100	113
6.38%, 07/24/42	400	490
4.30%, 01/27/45	700	652
Nationwide Building Society, 6.25%, 02/25/20 (a)	250	291
New York Life Global Funding, 1.13%, 03/01/17 (a)	100	100
Nordea Bank AB
6.13% (callable at 100 beginning 09/23/24) (a) (f)	400	394
4.88%, 05/13/21 (c) (d)	400	433
Omega Healthcare Investors Inc., 4.95%, 04/01/24	50	51
OneMain Financial Holdings Inc., 6.75%, 12/15/19 (a)	100	104
PHH Corp., 6.38%, 08/15/21	200	196
Piper Jaffray Cos., 3.28%, 05/31/17 (b) (c) (d)	100	100
PNC Preferred Funding Trust, 1.94%, (callable at 100 beginning 03/15/17) (c) (d) (f)	200	182
QBE Insurance Group Ltd., 2.40%, 05/01/18 (a)	200	201
Rabobank Nederland NV, 6.88%, 03/19/20, EUR	200	262
RCI Banque SA, 3.50%, 04/03/18 (a)	100	104
Rio Oil Finance Trust
6.25%, 07/06/24 (a)	250	246
6.75%, 01/06/27 (a)	250	242
Royal Bank of Scotland Group Plc, 6.99%, (callable at 100 beginning 10/05/17) (a) (f)	400	470
Royal Bank of Scotland NV, 4.65%, 06/04/18	500	524
Royal Bank of Scotland Plc, 9.50%, 03/16/22	100	110
Santander Bank NA, 1.21%, 01/12/18 (b)	250	250
Sberbank of Russia Via SB Capital SA
5.40%, 03/24/17	500	504
3.35%, 11/15/19, EUR	100	101
5.72%, 06/16/21	400	381

	Shares/Par †	Value
SL Green Realty Corp., 4.50%, 12/01/22	100	102
SLM Corp., 8.45%, 06/15/18	200	222
Springleaf Finance Corp., 6.90%, 12/15/17	100	106
State Bank of India, 4.13%, 08/01/17	200	208
State Street Corp.
5.25% (callable at 100 beginning 09/15/20) (f)	300	300
3.30%, 12/16/24	250	249
Synchrony Financial
1.51%, 02/03/20 (b)	200	201
2.70%, 02/03/20	100	99
TIAA Asset Management Finance Co. LLC, 2.95%, 11/01/19 (a)	100	101
UBS AG
2.38%, 08/14/19	300	299
7.63%, 08/17/22	1,800	2,107
US Bank NA, 2.80%, 01/27/25	1,000	955
Vornado Realty LP, 2.50%, 06/30/19	150	150
Wells Fargo & Co.
5.87% (callable at 100 beginning 06/15/25) (f)	500	512
5.90% (callable at 100 beginning 06/15/24) (f)	300	301
3.00%, 01/22/21	300	305
4.48%, 01/16/24	100	105
3.00%, 02/19/25	1,300	1,243
4.65%, 11/04/44	100	95
Wells Fargo Bank NA, 5.95%, 08/26/36	100	119
Weyerhaeuser Co., 7.38%, 10/01/19	300	355
WP Carey Inc., 4.00%, 02/01/25	600	574
		58,062
HEALTH CARE - 5.1%
AbbVie Inc.
1.20%, 11/06/15	100	100
2.90%, 11/06/22	100	97
3.60%, 05/14/25	300	296
Actavis Funding SCS
1.54%, 03/12/20 (b)	1,200	1,213
3.00%, 03/12/20	200	201
3.80%, 03/15/25	100	98
Amgen Inc.
2.30%, 06/15/16	150	152
4.10%, 06/15/21	355	378
3.63%, 05/22/24	300	297
Baxalta Inc., 2.88%, 06/23/20 (a)	300	299
Becton Dickinson and Co., 3.73%, 12/15/24	300	299
Boston Scientific Corp.
2.65%, 10/01/18	100	101
3.38%, 05/15/22	400	391
Endo Finance LLC & Endo Finco Inc., 5.38%, 01/15/23 (a)	200	197
HCA Inc., 3.75%, 03/15/19	100	101
Hospira Inc., 5.20%, 08/12/20	100	112
Laboratory Corp. of America Holdings, 3.60%, 02/01/25	300	286
Mallinckrodt International Finance SA, 4.88%, 04/15/20 (a)	375	382
Medtronic Inc.
1.09%, 03/15/20 (a) (b)	150	151
3.50%, 03/15/25 (a)	250	249
Merck & Co. Inc., 2.75%, 02/10/25	300	287
WellPoint Inc., 1.25%, 09/10/15	500	500
Zimmer Holdings Inc., 3.55%, 04/01/25	600	581
		6,768
INDUSTRIALS - 2.7%
ADT Corp., 3.50%, 07/15/22	100	91
Aviation Capital Group Corp.
4.63%, 01/31/18 (a)	100	104
7.13%, 10/15/20 (a)	50	58
AWAS Aviation Capital Ltd., 7.00%, 10/17/16 (a) (i)	28	29
Burlington Northern Santa Fe LLC
3.45%, 09/15/21	125	129
3.00%, 04/01/25	700	669
Canadian Pacific Railway Co., 2.90%, 02/01/25	425	399
Fortune Brands Home & Security Inc., 3.00%, 06/15/20	200	200
General Electric Co., 5.25%, 12/06/17	130	142
Hellenic Railways Organization SA, 4.03%, 03/17/17 (d), EUR	100	58
Masco Corp.
6.13%, 10/03/16	150	158
5.85%, 03/15/17	50	53
5.95%, 03/15/22	150	168
4.45%, 04/01/25	400	401
6.50%, 08/15/32	100	105
Odebrecht Offshore Drilling Finance Ltd., 6.63%, 10/01/23 (a)	190	130
Penske Truck Leasing Co. LP, 3.38%, 03/15/18 (a)	100	103
Republic Services Inc., 4.75%, 05/15/23	300	324
USG Corp., 9.75%, 01/15/18 (e) (i)	100	114
Verisk Analytics Inc., 4.13%, 09/12/22	100	102
Waste Management Inc., 3.13%, 03/01/25	100	97
		3,634
INFORMATION TECHNOLOGY - 2.4%
Adobe Systems Inc., 3.25%, 02/01/25	350	338
Alibaba Group Holding Ltd.
3.13%, 11/28/21 (a)	300	296
3.60%, 11/28/24 (a)	300	289
Autodesk Inc., 1.95%, 12/15/17	100	100
Baidu Inc.
3.25%, 08/06/18	300	309
3.00%, 06/30/20	200	199
Fidelity National Information Services Inc., 3.88%, 06/05/24	100	99
Flextronics International Ltd., 4.75%, 06/15/25 (a)	400	396
Harris Corp., 2.70%, 04/27/20	100	98
KLA-Tencor Corp., 4.65%, 11/01/24	100	100
Lender Processing Services, 5.75%, 04/15/23	33	35
Microsoft Corp., 2.70%, 02/12/25	400	385
Motorola Solutions Inc., 4.00%, 09/01/24	100	97
QUALCOMM Inc., 3.45%, 05/20/25	300	292
Tencent Holdings Ltd., 3.38%, 05/02/19 (a)	200	205
		3,238
MATERIALS - 1.3%
Cemex SAB de CV, 5.88%, 03/25/19 (a)	200	205
Codelco, 2.25%, 07/09/24 (a), EUR	100	111
Goldcorp Inc., 3.63%, 06/09/21	100	99
Graphic Packaging International Inc., 4.75%, 04/15/21	50	51
Huntsman International LLC, 4.88%, 11/15/20	100	100
Owens Corning
4.20%, 12/15/22	150	152
4.20%, 12/01/24	200	196
Platform Specialty Products Corp., 6.50%, 02/01/22 (a)	300	310
Rock-Tenn Co., 4.90%, 03/01/22	30	32
Westlake Chemical Corp., 3.60%, 07/15/22	30	30
Weyerhaeuser Co., 7.38%, 03/15/32	300	374
		1,660

	Shares/Par †	Value
TELECOMMUNICATION SERVICES - 3.9%
AT&T Inc.
3.00%, 06/30/22	500	482
4.80%, 06/15/44	100	92
CC Holdings GS V LLC, 3.85%, 04/15/23	200	196
Crown Castle International Corp.
4.88%, 04/15/22	100	101
5.25%, 01/15/23	100	101
Lynx I Corp., 5.38%, 04/15/21 (a)	180	186
MTN Mauritius Investments Ltd., 4.76%, 11/11/24 (c) (d)	200	198
Sprint Capital Corp., 8.75%, 03/15/32	150	146
Sprint Communications Inc., 8.38%, 08/15/17	200	216
Telecom Italia Capital SA, 7.00%, 06/04/18	150	165
Telecom Italia SpA, 7.38%, 12/15/17, GBP	100	173
Telefonica Emisiones SAU
3.99%, 02/16/16	300	305
6.42%, 06/20/16	100	105
Verizon Communications Inc.
1.05%, 06/17/19 (b)	100	99
4.50%, 09/15/20	200	216
5.15%, 09/15/23	1,700	1,863
6.55%, 09/15/43	35	41
5.01%, 08/21/54	279	255
4.67%, 03/15/55 (a)	329	285
		5,225
UTILITIES - 1.7%
AES Corp., 3.28%, 06/01/19 (b)	150	150
Delmarva Power & Light Co., 3.50%, 11/15/23	250	255
Duquesne Light Holdings Inc., 5.90%, 12/01/21 (a)	50	57
Dynegy Inc., 6.75%, 11/01/19 (a)	100	104
Entergy Corp., 4.00%, 07/15/22	300	302
FirstEnergy Corp., 4.25%, 03/15/23 (e)	300	301
Israel Electric Corp. Ltd.
5.63%, 06/21/18	200	213
7.25%, 01/15/19 (a)	200	225
Korea Hydro & Nuclear Power Co. Ltd., 2.88%, 10/02/18 (a)	200	205
Laclede Group Inc., 1.02%, 08/15/17 (b)	200	200
MidAmerican Energy Holdings Co., 6.50%, 09/15/37	50	61
Niagara Mohawk Power Corp., 2.72%, 11/28/22 (a)	100	96
Western Massachusetts Electric Co., 3.50%, 09/15/21	100	104
		2,273
Total Corporate Bonds and Notes (cost $100,335)		99,363
VARIABLE RATE SENIOR LOAN INTERESTS - 6.4% (b)
CONSUMER DISCRETIONARY - 2.6%
Cablevision Systems Corp. Term Loan B, 2.69%, 04/15/20	388	384
Charter Communications Operating LLC Term Loan E, 3.00%, 07/01/20	628	620
Hilton Worldwide Inc. Term Loan B, 3.50%, 09/23/20	968	968
Venetian Casino Resort LLC Term Loan, 3.25%, 12/16/20	1,550	1,542
		3,514
ENERGY - 0.6%
Energy Future Intermediate Holding Co. LLC Term Loan, 4.25%, 04/28/16	732	731
FINANCIALS - 0.2%
Delos Finance SARL Term Loan, 3.50%, 02/27/21	300	299
HEALTH CARE - 0.2%
RPI Finance Trust Term Loan B4, 3.50%, 11/09/20	297	297
INFORMATION TECHNOLOGY - 1.1%
Avago Technologies Term Loan, 3.75%, 04/01/21	1,019	1,020
Dell Inc. Term Loan B, 3.75%, 09/24/18	181	181
Dell Inc. Term Loan B2, 4.00%, 04/29/20	198	197
		1,398
MATERIALS - 0.3%
Chemours Co. Term Loan B, 3.75%, 05/07/22	300	299
WR Grace and Co. Term Loan
2.75%, 02/03/21	26	26
2.75%, 02/03/21	73	73
		398
TELECOMMUNICATION SERVICES - 0.7%
Crown Castle International Corp. New Term Loan B, 3.00%, 01/31/21	993	987
UTILITIES - 0.7%
NRG Energy Inc. Refinancing Term Loan B, 2.75%, 07/01/18	897	889
Total Variable Rate Senior Loan Interests (cost $8,517)		8,513
GOVERNMENT AND AGENCY OBLIGATIONS - 12.7%
GOVERNMENT SECURITIES - 12.1%
Municipals - 0.2%
California Earthquake Authority, 2.81%, 07/01/19	200	204
Sovereign - 1.5%
Hellenic Republic Government Bond, 3.00%, 02/24/23 - 02/24/42 (i), EUR	600	261
Indonesia Government International Bond, 2.88%, 07/08/21 (a), EUR	100	112
Slovenia Government International Bond, 4.13%, 02/18/19 (a)	200	208
Spain Government Bond
3.80%, 04/30/24 (a), EUR	600	755
2.75%, 10/31/24 (a), EUR	600	695
		2,031
Treasury Inflation Index Securities - 1.7%
Italy Buoni Poliennali Del Tesoro Inflation Indexed Note, 2.10%, 09/15/21 (j), EUR	543	656
U.S. Treasury Inflation Indexed Note
0.25%, 01/15/25 (j)	394	386
2.38%, 01/15/25 (j)	1,004	1,178
		2,220
U.S. Treasury Securities - 8.7%
U.S. Treasury Bond
0.00%,11/15/43 (g)	2,500	995
3.75%, 11/15/43	3,600	4,030
3.13%, 08/15/44 (l)	2,450	2,442
2.50%, 02/15/45 (k)	3,575	3,132
Principal Only, 0.00%, 08/15/43 - 02/15/44 (g)	2,600	1,032
		11,631

	Shares/Par †	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 0.6%
Federal National Mortgage Association - 0.6%
Federal National Mortgage Association, 3.00%, 07/01/43 - 08/01/43	864	862
Total Government and Agency Obligations (cost $17,498)		16,948
PREFERRED STOCKS - 0.3%
FINANCIALS - 0.3%
American Realty Capital Properties Inc., 6.70%, (callable at 25 beginning 01/03/19) (f)	2	41
CoBank ACB, 6.20%, (callable at 100 beginning 01/01/25) (c) (d) (f)	3	304
		345
Total Preferred Stocks (cost $338)		345
PURCHASED OPTIONS - 0.0%
Call Swaption, 3-Month LIBOR versus 1.00% fixed, Expiration 01/11/16, GSB (d)	142	22
Call Swaption, 3-Month LIBOR versus 1.05% fixed, Expiration 01/06/16, MSS (d)	27	5
Put Swaption, 3-Month LIBOR versus 3.45% fixed, Expiration 09/21/15, DUB (d)	1	1
Total Purchased Options (cost $45)		28
TRUST PREFERREDS - 0.3%
FINANCIALS - 0.3%
Citigroup Capital XIII, 7.88%, (callable at 25 beginning 10/30/15)	17	428
UTILITIES - 0.0%
SCE Trust III, 5.75%, (callable at 25 beginning 03/15/24) (f)	—	11
Total Trust Preferreds (cost $463)		439
SHORT TERM INVESTMENTS - 1.1%
Certificates of Deposit - 0.5%
Banco Bilbao Vizcaya Argentaria
1.03%, 10/23/15 (b)	$250	250
1.13%, 05/16/16 (b)	250	249
Credit Suisse, 0.65%, 01/28/16 (b)	200	200
		699
Federal Home Loan Bank - 0.4%
Federal Home Loan Bank
0.08%, 07/29/15 (m)	200	200
0.09%, 08/19/15 - 08/26/15 (m)	400	400
		600
Treasury Securities - 0.2%
U.S. Treasury Bill, 0.01%, 08/06/15 (l)	321	321
Total Short Term Investments (cost $1,621)		1,620
Total Investments - 99.6% (cost $134,439)		132,953
Other Assets and Liabilities, Net - 0.4%		469
Total Net Assets - 100.0%		$133,422

JNL/PPM America Long Short Credit Fund

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 2.6%
American Airlines Pass-Through Trust, 5.60%, 07/15/20 (a) (b)	1,710	$1,761
American Tower Trust I, 3.07%, 03/15/23 (c)	1,170	1,144
Citigroup Commercial Mortgage Trust REMIC, 0.94%, 06/15/21 (a) (b) (d)	4,000	3,978
Credit Suisse First Boston Mortgage Securities Corp. REMIC, 5.57%, 05/15/36 (a) (b) (d)	186	188
Dell Equipment Finance Trust
0.94%, 06/22/20 (c)	255	255
1.36%, 06/22/20 (c)	100	100
Morgan Stanley Capital I Trust REMIC, 4.98%, 06/12/47 (d)	475	475
MVW Owner Trust, 2.15%, 04/22/30 (c)	723	725
Wachovia Bank Commercial Mortgage Trust REMIC, 5.64%, 02/15/16 (d)	274	280
Total Non-U.S. Government Agency Asset- Backed Securities (cost $8,943)		8,906
CORPORATE BONDS AND NOTES - 70.9%
CONSUMER DISCRETIONARY - 8.7%
Beazer Homes USA Inc., 7.50%, 09/15/21	1,856	1,870
Boyd Gaming Corp., 6.88%, 05/15/23	603	618
British Sky Broadcasting Group Plc, 3.75%, 09/16/24 (c)	788	768
CCO Holdings LLC, 5.88%, 05/01/27 (c)	600	586
Chinos Intermediate Holdings A Inc., 7.75%, 05/01/19 (c) (e)	440	354
Delphi Corp., 5.00%, 02/15/23	1,650	1,757
DreamWorks Animation SKG Inc., 6.88%, 08/15/20 (c)	135	134
General Motors Co.
3.50%, 10/02/18	1,500	1,549
5.00%, 04/01/35	1,000	982
6.25%, 10/02/43	664	739
Gibson Brands Inc., 8.88%, 08/01/18 (c)	369	373
GLP Capital LP
4.38%, 11/01/18	207	212
4.88%, 11/01/20	233	237
5.38%, 11/01/23	182	187
Hilton Worldwide Finance LLC, 5.63%, 10/15/21	585	608
International Game Technology Plc, 5.63%, 02/15/20 (c)	494	483
KB Home, 7.63%, 05/15/23	1,183	1,236
Landry’s Holdings II Inc., 10.25%, 01/01/18 (c)	540	560
Levi Strauss & Co.
6.88%, 05/01/22	1,502	1,603
5.00%, 05/01/25 (c)	221	214
Neiman Marcus Group Ltd. Inc., 8.75%, 10/15/21 (c) (e)	1,044	1,121
Netflix Inc., 5.75%, 03/01/24	325	334
Numericable Group SA, 5.38%, 05/15/22 (c), EUR	1,000	1,131
PVH Corp., 4.50%, 12/15/22	925	916
Schaeffler Finance BV
3.25%, 05/15/19 (c), EUR	556	623
3.50%, 05/15/22 (c), EUR	358	400
Schaeffler Holding Finance BV, 5.75%, 11/15/21 (c), EUR	469	551
Scientific Games International Inc., 7.00%, 01/01/22 (c)	699	722
SES SA, 5.30%, 04/04/43 (c)	615	616
Sirius XM Radio Inc., 6.00%, 07/15/24 (c)	1,567	1,583

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Staples Inc., 2.75%, 01/12/18 (f)	3,000	3,025
Sugarhouse HSP Gaming Prop Mezz LP, 6.38%, 06/01/21 (c)	316	300
Tenneco Inc., 5.38%, 12/15/24	355	365
Time Warner Cable Inc., 6.75%, 06/15/39	247	263
Toll Brothers Finance Corp., 4.00%, 12/31/18	513	528
Wave Holdco LLC, 8.25%, 07/15/19 (c) (e)	519	528
WideOpenWest Finance LLC, 10.25%, 07/15/19	1,625	1,735
		29,811
CONSUMER STAPLES - 3.4%
Century Intermediate Holding Co. 2, 9.75%, 02/15/19 (c) (e)	1,142	1,188
Diamond Foods Inc., 7.00%, 03/15/19 (c)	138	141
Hearthside Group Holdings LLC, 6.50%, 05/01/22 (c)	452	432
HJ Heinz Co.
3.95%, 07/15/25 (c)	789	793
5.00%, 07/15/35 (c)	439	445
5.20%, 07/15/45 (c)	627	642
JBS Investments GmbH, 7.25%, 04/03/24 (c)	720	745
JM Smucker Co.
2.50%, 03/15/20 (c)	198	197
3.50%, 03/15/25 (c)	273	267
4.38%, 03/15/45 (c)	256	234
Reynolds American Inc.
3.25%, 06/12/20	821	831
3.25%, 11/01/22	900	866
4.45%, 06/12/25	800	817
5.70%, 08/15/35	414	428
5.85%, 08/15/45	431	453
Reynolds Group Issuer Inc., 5.75%, 10/15/20	750	769
Sysco Corp., 4.35%, 10/02/34	1,182	1,194
Tyson Foods Inc.
3.95%, 08/15/24	434	436
4.88%, 08/15/34	355	356
5.15%, 08/15/44	256	262
Wal-Mart Stores Inc., 4.30%, 04/22/44	363	362
		11,858
ENERGY - 11.2%
Access Midstream Partners LP, 4.88%, 05/15/23	123	121
Alpha Natural Resources Inc.
9.75%, 04/15/18	700	50
6.25%, 06/01/21	1,300	91
Arch Coal Inc.
8.00%, 01/15/19 (c)	591	124
7.25%, 06/15/21	1,300	182
BP Capital Markets Plc
2.50%, 11/06/22	650	617
2.75%, 05/10/23	1,027	981
BreitBurn Energy Partners LP, 7.88%, 04/15/22	1,671	1,395
California Resources Corp.
5.50%, 09/15/21	1,348	1,168
6.00%, 11/15/24	779	669
Calumet Specialty Products Partners LP, 6.50%, 04/15/21	1,128	1,111
Chaparral Energy Inc., 8.25%, 09/01/21	1,250	925
Chesapeake Energy Corp., 3.53%, 04/15/19 (d)	2,467	2,257
Citgo Holding Inc., 10.75%, 02/15/20 (c)	735	752
Columbia Pipeline Group Inc.
3.30%, 06/01/20 (c)	365	366
4.50%, 06/01/25 (c)	219	216
5.80%, 06/01/45 (c)	274	269
Concho Resources Inc., 5.50%, 04/01/23	477	477
DCP Midstream LLC, 5.85%, 05/21/43 (c) (d)	2,326	1,843
Diamond Offshore Drilling Inc., 4.88%, 11/01/43	1,055	833
Energy Transfer Partners LP
4.75%, 01/15/26	670	660
4.90%, 03/15/35	525	472
5.15%, 03/15/45	367	323
6.13%, 12/15/45	750	752
Energy XXI Gulf Coast Inc., 6.88%, 03/15/24	433	141
EnLink Midstream Partners LP, 4.15%, 06/01/25	486	474
EnQuest Plc, 7.00%, 04/15/22 (c)	834	659
Enterprise Products Operating LLC
3.75%, 02/15/25	326	319
3.70%, 02/15/26	521	506
4.95%, 10/15/54	472	438
EP Energy LLC, 6.38%, 06/15/23 (c)	728	730
Halcon Resources Corp.
8.63%, 02/01/20 (c)	310	306
9.75%, 07/15/20	1,144	769
Ithaca Energy Inc., 8.13%, 07/01/19 (c)	579	504
Jupiter Resources Inc., 8.50%, 10/01/22 (c)	950	796
Kinder Morgan Inc., 5.30%, 12/01/34	800	737
Legacy Reserves LP, 6.63%, 12/01/21	701	568
Linn Energy LLC, 8.63%, 04/15/20	450	369
Memorial Production Partners LP, 6.88%, 08/01/22	965	873
Midstates Petroleum Co. Inc., 9.25%, 06/01/21	1,176	488
Penn Virginia Corp., 8.50%, 05/01/20	600	539
Petrobras Global Finance BV
1.90%, 05/20/16 (d)	1,150	1,133
2.42%, 01/15/19 (d)	1,000	925
4.38%, 05/20/23	841	733
Plains Exploration & Production Co., 6.75%, 02/01/22	468	496
Range Resources Corp., 4.88%, 05/15/25 (c)	1,413	1,373
Regency Energy Partners LP
5.88%, 03/01/22	1,846	1,963
5.00%, 10/01/22	567	575
Seadrill Ltd., 6.13%, 09/15/17 (c) (g)	400	351
SESI LLC, 7.13%, 12/15/21	1,120	1,187
SM Energy Co., 6.13%, 11/15/22 (c)	784	806
Spectra Energy Partners LP
3.50%, 03/15/25	1,044	997
4.50%, 03/15/45	890	786
Transocean Inc.
6.88%, 12/15/21 (f)	1,250	1,130
4.30%, 10/15/22 (f)	411	310
		38,635
FINANCIALS - 23.9%
Abbey National Treasury Services Plc, 4.00%, 03/13/24	1,049	1,081
AerCap Ireland Capital Ltd., 4.50%, 05/15/21 (c)	180	181
Ally Financial Inc., 4.13%, 03/30/20	850	848
Altice Financing SA
7.88%, 12/15/19 (c)	200	211
5.25%, 02/15/23 (c), EUR	150	168
Banco Santander Chile, 2.15%, 06/07/18 (c) (d)	1,000	1,015
Bank of America Corp.
6.25% (callable at 100 beginning 09/05/24) (h)	773	770
6.50% (callable at 100 beginning 10/23/24) (h)	561	581
3.30%, 01/11/23	917	902
4.20%, 08/26/24	1,250	1,245
3.95%, 04/21/25	2,558	2,467

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
4.25%, 10/22/26	414	403
Barclays Bank Plc
7.75%, 04/10/23 (d)	1,000	1,084
3.75%, 05/15/24	2,000	2,005
Barclays Plc
8.00% (callable at 100 beginning 12/15/20) (h) (i), EUR	1,100	1,300
8.25% (callable at 100 beginning 12/15/18) (h)	1,100	1,162
3.65%, 03/16/25	1,000	946
BAT International Finance Plc
2.75%, 06/15/20 (c)	1,200	1,208
3.95%, 06/15/25 (c)	1,100	1,111
Capital One NA, 2.95%, 07/23/21 (b)	918	902
Citigroup Inc., 5.90%, (callable at 100 beginning 02/15/23) (h)	1,100	1,083
CME Group Inc., 5.30%, 09/15/43	1,250	1,374
CNH Industrial Capital LLC, 3.88%, 07/16/18 (c)	663	664
Credit Suisse
3.00%, 10/29/21	797	790
3.63%, 09/09/24	1,191	1,184
Credit Suisse AG, 6.50%, 08/08/23 (c)	2,481	2,713
Credit Suisse Group AG, 7.50%, (callable at 100 beginning 12/11/23) (c) (h)	1,759	1,831
Discover Financial Services, 3.95%, 11/06/24	1,250	1,213
Financiere Gaillon 8 SAS, 7.00%, 09/30/19 (c), EUR	983	1,112
Five Corners Funding Trust, 4.42%, 11/15/23 (c)	2,221	2,291
Ford Motor Credit Co. LLC, 4.25%, 09/20/22	875	910
General Electric Capital Corp.
6.25% (callable at 100 beginning 12/15/22) (h)	825	902
7.13% (callable at 100 beginning 06/15/22) (h)	3,400	3,923
General Motors Financial Co. Inc.
4.38%, 09/25/21	470	487
4.25%, 05/15/23	774	782
GFI Group Inc., 10.38%, 07/19/18 (f)	1,000	1,127
Goldman Sachs Group Inc.
5.38% (callable at 100 beginning 05/10/20) (h)	1,675	1,655
5.38%, 03/15/20	1,350	1,502
4.00%, 03/03/24	1,461	1,478
3.75%, 05/22/25	553	545
5.15%, 05/22/45	1,522	1,463
Hospitality Properties Trust, 4.50%, 03/15/25	1,001	983
HSBC Holdings Plc
5.63% (callable at 100 beginning 01/17/20) (h) (i)	949	950
6.37% (callable at 100 beginning 03/30/25) (h)	1,319	1,326
4.25%, 03/14/24	1,300	1,311
5.25%, 03/14/44	350	362
International Lease Finance Corp.
2.24%, 06/15/16 (d)	1,350	1,348
6.25%, 05/15/19	1,800	1,946
Intesa Sanpaolo SpA, 5.02%, 06/26/24 (c)	2,475	2,401
JPMorgan Chase & Co.
5.30% (callable at 100 beginning 05/01/20) (h)	1,750	1,737
7.90% (callable at 100 beginning 04/30/18) (h)	1,113	1,177
3.63%, 05/13/24	600	597
Mizuho Financial Group Cayman 3 Ltd., 4.60%, 03/27/24 (c)	1,000	1,027
Morgan Stanley
1.02%, 07/23/19 (d)	1,550	1,540
5.63%, 09/23/19	900	1,008
4.10%, 05/22/23	1,399	1,400
3.88%, 04/29/24	625	631
3.95%, 04/23/27	417	392
National Rural Utilities Cooperative Finance Corp., 4.75%, 04/30/43 (d)	2,000	1,995
PNC Financial Services Group Inc., 4.85%, (callable at 100 beginning 06/01/23) (h)	1,900	1,814
Prudential Financial Inc., 5.87%, 09/15/42 (d)	1,196	1,264
Royal Bank of Scotland Group Plc
6.10%, 06/10/23	1,222	1,298
5.13%, 05/28/24	1,534	1,530
Santander UK Plc, 5.00%, 11/07/23 (c)	864	883
Societe Generale SA, 6.00%, (callable at 100 beginning 01/27/20) (c) (h)	499	466
Stena AB, 7.00%, 02/01/24 (c)	1,332	1,285
Wells Fargo & Co.
5.87% (callable at 100 beginning 06/15/25) (h)	1,006	1,030
4.48%, 01/16/24	461	485
4.10%, 06/03/26	300	301
ZF North America Capital Inc.
4.00%, 04/29/20 (c)	583	582
4.50%, 04/29/22 (c)	324	318
		82,006
HEALTH CARE - 6.1%
AbbVie Inc.
3.20%, 11/06/22	510	504
3.60%, 05/14/25	1,410	1,391
4.70%, 05/14/45	472	465
Actavis Funding SCS
3.80%, 03/15/25	640	628
4.85%, 06/15/44	578	556
4.75%, 03/15/45	852	808
Baxalta Inc., 5.25%, 06/23/45 (c)	613	614
Becton Dickinson and Co., 4.69%, 12/15/44	370	361
Capsugel SA, 7.00%, 05/15/19 (c) (e)	1,493	1,519
Centene Corp., 4.75%, 05/15/22	272	280
Concordia Healthcare Corp., 7.00%, 04/15/23 (c)	280	280
DJO Finco LLC, 8.13%, 06/15/21 (c)	241	248
Endo Finance LLC, 6.00%, 07/15/23 (c)	338	346
Gilead Sciences Inc.
4.80%, 04/01/44	814	839
4.50%, 02/01/45	1,546	1,534
HCA Inc.
3.75%, 03/15/19	918	925
4.25%, 10/15/19	2,053	2,102
Hologic Inc., 5.25%, 07/15/22 (c)	234	239
Howard Hughes Medical Institute, 3.50%, 09/01/23	727	748
Medtronic Inc., 3.50%, 03/15/25 (c)	626	624
Merck & Co. Inc., 4.15%, 05/18/43	827	801
Omnicare Inc.
4.75%, 12/01/22	100	106
5.00%, 12/01/24	100	107
Quest Diagnostics Inc., 4.70%, 03/30/45	140	124
Tenet Healthcare Corp.
5.00%, 03/01/19 (c)	750	750
3.79%, 06/15/20 (c) (d)	543	548
8.13%, 04/01/22	786	861
THC Escrow Corp. II, 6.75%, 06/15/23 (c)	169	172
VRX Escrow Corp., 5.88%, 05/15/23 (c)	1,034	1,059
WellCare Health Plans Inc., 5.75%, 11/15/20	1,267	1,318
		20,857

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
INDUSTRIALS - 2.7%
Aircastle Ltd., 4.63%, 12/15/18	539	555
Algeco Scotsman Global Finance Plc, 10.75%, 10/15/19 (c)	393	302
Bombardier Inc.
5.50%, 09/15/18 (c)	276	273
4.75%, 04/15/19 (c)	1,571	1,528
6.00%, 10/15/22 (c)	835	741
6.13%, 01/15/23 (c)	1,727	1,533
7.50%, 03/15/25 (c)	271	246
Dun & Bradstreet Corp., 4.00%, 06/15/20	631	633
Florida East Coast Holdings Corp., 6.75%, 05/01/19 (c)	1,187	1,190
Huntington Ingalls Industries Inc., 5.00%, 12/15/21 (c)	291	296
TransUnion Holding Co. Inc., 9.63%, 06/15/18 (e)	1,400	1,404
US Airways Group Inc., 6.13%, 06/01/18	575	597
		9,298
INFORMATION TECHNOLOGY - 1.9%
Ancestry.com Inc., 9.63%, 10/15/18 (c) (e)	886	904
Boxer Parent Co. Inc., 9.00%, 10/15/19 (c) (e)	829	589
CDK Global Inc., 3.30%, 10/15/19	503	503
CommScope Inc., 4.38%, 06/15/20 (c)	540	545
Oracle Corp.
4.13%, 05/15/45	400	371
4.38%, 05/15/55	400	372
SS&C Technologies Holdings Inc., 5.88%, 07/15/23 (a) (b)	325	328
SunGard Availability Services Capital Inc., 8.75%, 04/01/22 (c)	1,048	765
ViaSat Inc., 6.88%, 06/15/20	1,932	2,038
		6,415
MATERIALS - 5.1%
Anglo American Plc, 3.63%, 05/14/20 (c)	605	605
Ardagh Packaging Finance Plc, 3.29%, 12/15/19 (c) (d)	3,000	2,917
Barrick Gold Corp., 4.10%, 05/01/23	600	583
Boart Longyear Management Pty Ltd., 10.00%, 10/01/18 (c)	432	410
Cemex Finance LLC
9.38%, 10/12/22 (c)	1,050	1,169
6.00%, 04/01/24 (c)	447	442
Cemex SAB de CV
6.50%, 12/10/19 (c)	774	812
7.25%, 01/15/21 (c)	794	838
FMG Resources August 2006 Pty Ltd.
9.75%, 03/01/22 (c)	160	165
6.88%, 04/01/22 (c)	1,200	841
Freeport-McMoRan Inc., 5.40%, 11/14/34	2,351	2,023
Hexion US Finance Corp., 6.63%, 04/15/20	500	459
INEOS Group Holdings SA, 6.50%, 08/15/18 (c), EUR	333	379
LyondellBasell Industries NV
6.00%, 11/15/21	1,250	1,429
4.63%, 02/26/55	100	88
Methanex Corp., 5.65%, 12/01/44	496	476
Monsanto Co., 4.70%, 07/15/64	980	845
RPM International Inc, 5.25%, 06/01/45	1,750	1,660
Samarco Mineracao SA
4.13%, 11/01/22 (c)	240	221
5.38%, 09/26/24 (c)	561	536
Sealed Air Corp., 4.88%, 12/01/22 (c)	337	332
Trinseo Materials Operating SCA, 6.75%, 05/01/22 (c)	292	298
Votorantim Cimentos SA, 7.25%, 04/05/41 (c)	166	163
		17,691
TELECOMMUNICATION SERVICES - 3.5%
AT&T Inc.
2.45%, 06/30/20	750	735
4.50%, 05/15/35	673	617
4.75%, 05/15/46	1,032	934
Hughes Satellite Systems Corp., 6.50%, 06/15/19	494	536
Inmarsat Finance Plc, 4.88%, 05/15/22 (c)	1,269	1,225
Intelsat Jackson Holdings SA, 6.63%, 12/15/22	1,500	1,374
SES Global Americas Holdings GP, 5.30%, 03/25/44 (c)	953	958
Sprint Corp., 7.13%, 06/15/24	975	904
Verizon Communications Inc.
6.40%, 09/15/33	58	66
4.27%, 01/15/36 (a) (b)	1,849	1,659
6.55%, 09/15/43	19	22
4.86%, 08/21/46	814	759
5.01%, 08/21/54	818	748
4.67%, 03/15/55 (c)	1,102	955
Wind Acquisition Finance SA, 4.01%, 07/15/20 (c) (d), EUR	500	553
		12,045
UTILITIES - 4.4%
Abengoa Yield Plc, 7.00%, 11/15/19 (c)	926	954
AES Corp.
3.28%, 06/01/19 (d)	500	500
4.88%, 05/15/23	850	799
Electricite de France SA, 5.25%, (callable at 100 beginning 01/29/23) (c) (h)	2,700	2,703
Enel SpA, 8.75%, 09/24/73 (c)	1,376	1,579
Exelon Corp.
3.95%, 06/15/25	618	621
5.10%, 06/15/45	513	512
FirstEnergy Corp.
4.25%, 03/15/23 (f)	616	619
7.38%, 11/15/31	525	638
FirstEnergy Transmission LLC, 5.45%, 07/15/44 (c)	747	775
GenOn Energy Inc., 9.50%, 10/15/18	1,025	1,046
Oglethorpe Power Corp., 4.55%, 06/01/44	1,042	1,023
Pacific Gas & Electric Co., 4.30%, 03/15/45	578	553
PPL Energy Supply LLC, 6.50%, 06/01/25 (c)	263	263
RJS Power Holdings LLC, 5.13%, 07/15/19 (c)	1,350	1,323
Wisconsin Energy Corp.
2.45%, 06/15/20	924	921
3.55%, 06/15/25	256	255
		15,084
Total Corporate Bonds and Notes (cost $254,644)		243,700
VARIABLE RATE SENIOR LOAN INTERESTS - 18.6% (d)
CONSUMER DISCRETIONARY - 7.4%
AMAYA Holdings BV Term Loan
5.00%, 07/29/21	1,072	1,070
8.00%, 07/28/22	270	272
Aramark Corp. Term Loan, 3.25%, 09/21/19	804	802
Borgata Term Loan B, 6.50%, 08/15/18	983	991
Burger King Corp. Term Loan B, 3.75%, 12/10/21	1,250	1,248
Caesars Growth Properties Holdings LLC 1st Lien Term Loan, 6.25%, 04/10/21	950	804
CBS Outdoor Americas Capital Term Loan, 3.00%, 01/16/21	600	598

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Citycenter Holdings LLC Term Loan B, 4.25%, 10/09/20	1,790	1,792
Dollar Tree Inc. Term Loan, 3.50%, 05/26/22	510	510
Four Seasons Hotels Ltd. New Term Loan, 3.50%, 06/27/20	1,062	1,062
Garda World Security Corp. Delayed Draw Term Loan, 4.00%, 11/05/20	100	100
Garda World Security Corp. Term Loan B, 4.00%, 11/05/20	392	391
Hilton Worldwide Inc. Term Loan B, 3.50%, 09/23/20	1,292	1,292
Hudson’s Bay Co. Initial Term Loan, 4.75%, 10/07/20	195	195
J.C. Penney Co. Inc. Term Loan, 6.00%, 05/22/18	668	666
Jarden Corp. Term Loan B-1, 2.94%, 09/30/20	1,315	1,319
Liberty Global Term Loan, 4.50%, 12/24/21	900	897
Media General Inc. Term Loan, 4.25%, 07/31/20	1,303	1,301
Mohegan Tribal Gaming Authority Term Loan B, 5.50%, 11/05/19	1,215	1,208
Petsmart Inc. Covenant-Lite Term Loan B, 4.25%, 03/10/22	591	589
Scientific Games International Inc. Term Loan, 6.00%, 09/17/21	1,496	1,495
SeaWorld Parks & Entertainment Inc. Term Loan, 4.00%, 05/14/20	857	853
Seminole Hard Rock Entertainment Inc. Term Loan, 3.50%, 05/15/20	1,395	1,389
Shingle Springs Tribal Gaming Authority Term Loan, 6.25%, 08/15/19	673	675
Univision Communications Inc. Term Loan, 4.00%, 03/01/20	2,108	2,090
Visant Holding Corp. Term Loan, 7.00%, 08/15/21	1,370	1,319
Yonkers Racing Corp. Term Loan, 4.25%, 08/19/19	437	415
		25,343
CONSUMER STAPLES - 1.1%
Albertson’s LLC Term Loan B3, 5.00%, 08/11/19	1,284	1,287
Dole Food Co. Inc. New Term Loan B, 4.50%, 10/25/18	1,353	1,354
Pinnacle Foods Finance LLC Term Loan H, 3.00%, 04/29/20	1,081	1,075
		3,716
ENERGY - 2.8%
Arch Western Finance LLC Term Loan, 6.25%, 05/14/18	985	670
Citgo Petroleum Corp. Term Loan
9.50%, 05/09/18	697	698
4.50%, 07/23/21	1,469	1,467
Energy Future Intermediate Holding Co. LLC Term Loan, 4.25%, 04/28/16	1,658	1,658
Fieldwood Energy LLC 1st Lien Term Loan, 3.88%, 09/28/18	1,872	1,780
Fieldwood Energy LLC 2nd Lien Term Loan, 8.38%, 09/24/20	200	153
Jonah Energy LLC 2nd Lien Term Loan, 7.50%, 05/07/21	900	850
Linden Term Loan B, 3.75%, 12/01/20	312	312
Samson Investment Co. Term Loan 1, 5.00%, 09/25/18	1,550	601
Seadrill Ltd. Term Loan B, 4.00%, 02/12/21	1,084	816
Seventy Seven Operating LLC Term Loan, 3.75%, 06/18/21	495	452
		9,457
FINANCIALS - 1.0%
Endo Luxembourg Finance Term Loan, 0.00%, 06/30/16 (j)	500	499
Endo Luxembourg Finance Term Loan B, 0.00%, 06/30/22 (j)	1,200	1,202
Guggenheim Partners Investment Management Holdings LLC Initial Term Loan, 4.25%, 07/17/20	1,281	1,285
Toys R Us Property Co. I LLC Term Loan, 6.00%, 08/21/19	627	596
		3,582
HEALTH CARE - 1.5%
Amsurg Corp. Term Loan, 3.75%, 07/08/21	1,000	1,000
Concordia Healthcare Corp. Term Loan B, 4.75%, 04/17/22	140	140
DaVita HealthCare Partners Inc. Term Loan B, 3.50%, 06/20/21	2,247	2,245
Endo Pharmaceuticals Holdings Inc. Term Loan B, 3.25%, 12/11/20	602	604
Par Pharmaceutical Companies Inc. Term Loan, 4.00%, 09/28/19	976	975
Valeant Pharmaceuticals International Inc. Term Loan
4.00%, 03/13/22	126	126
4.00%, 03/13/22	164	164
		5,254
INDUSTRIALS - 2.4%
Berry Plastics Corp. Incremental Term Loan D, 3.50%, 01/29/20	1,472	1,465
Berry Plastics Term Loan E, 3.75%, 01/06/21	450	449
Delta Airlines Inc. Term Loan B-1, 3.25%, 10/18/18	1,861	1,855
Interactive Data Corp. Term Loan, 4.75%, 04/30/21	1,489	1,493
Schaeffler AG Term Loan, 4.25%, 05/15/20	487	488
Southwire LLC Term Loan, 3.00%, 02/11/21	1,030	1,024
TransDigm Group Inc. Term Loan E, 3.50%, 05/13/22	698	688
TransDigm Inc. Term Loan D, 3.75%, 05/22/21	891	883
		8,345
INFORMATION TECHNOLOGY - 0.6%
BMC Software Finance Inc. Term Loan, 5.00%, 08/09/20	665	625
CommScope Inc. Term Loan, 0.00%, 05/27/22 (j)	100	100
First Data Corp. New Term Loan, 3.69%, 03/24/17	1,300	1,295
		2,020
MATERIALS - 1.2%
Chemours Co. Term Loan B, 3.75%, 05/07/22	350	348
FMG Resources Pty Ltd. New Term Loan B, 3.75%, 06/30/19	1,466	1,299
Hanson Building Products Term Loan, 6.50%, 03/05/22	1,160	1,160
MacDermid Inc. Term Loan, 4.75%, 06/07/20	356	358
Solenis International LP 1st Lien Term Loan, 4.25%, 07/02/21	993	987
		4,152

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
TELECOMMUNICATION SERVICES - 0.4%
Crown Castle International Corp. New Term Loan B, 3.00%, 01/31/21	1,381	1,373
UTILITIES - 0.2%
Texas Competitive Electric Holdings Co. LLC Term Loan, 3.75%, 05/05/16	564	565
Total Variable Rate Senior Loan Interests (cost $65,793)		63,807
GOVERNMENT AND AGENCY OBLIGATIONS - 0.2%
GOVERNMENT SECURITIES - 0.2%
Sovereign - 0.2%
Jordan Government International Bond, 3.00%, 06/30/25	804	806
Total Government and Agency Obligations (cost $804)		806
PREFERRED STOCKS - 1.2%
ENERGY - 0.2%
NuStar Logistics LP, 7.63%, (callable at 25 beginning 01/15/18)	19	503
FINANCIALS - 1.0%
Goldman Sachs Group Inc., 5.50%, (callable at 25 beginning 05/10/23) (h)	45	1,103
US Bancorp, 6.00%, (callable at 25 beginning 04/15/17) (h)	88	2,344
		3,447
Total Preferred Stocks (cost $4,092)		3,950
INVESTMENT COMPANIES - 0.1%
Kayne Anderson MLP Investment Co.	8	238
PIMCO Dynamic Credit Income Fund	11	220
Total Investment Companies (cost $505)		458
SHORT TERM INVESTMENTS - 5.6%
Investment Company - 5.6%
JNL Money Market Fund, 0.01% (k) (l)	19,253	19,253
Total Short Term Investments (cost $19,253)		19,253
Total Investments - 99.2% (cost $354,034)		340,880
Other Assets and Liabilities, Net - 0.8%		2,865
Total Net Assets - 100.0%		$343,745

Portfolio Composition:	Percentage of Total Investments
Financials	26.1%
Consumer Discretionary	16.2
Energy	14.3
Health Care	7.7
Materials	6.4
Industrials	5.2
Utilities	4.6
Consumer Staples	4.6
Telecommunication Services	3.9
Non-U.S. Government Agency ABS	2.6
Information Technology	2.5
Government Securities	0.2
Investment Companies	0.1
Short Term Investments	5.6
Total Investments	100.0%

(a)                   Security is restricted to resale to institutional investors. See Restricted Securities in these Schedules of Investments.

(b)                   The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the Trust’s Board of Trustees.

(c)                    The Sub-Adviser has deemed this security which is exempt from registration under the 1933 Act to be liquid based on procedures approved by the Trust’s Board of Trustees. As of June 30, 2015, the aggregate value of these liquid securities was $83,643 which represented 24.3% of net assets.

(d)                   Variable rate securities. Rate stated was in effect as of June 30, 2015.

(e)                    Pay-in-kind security. The coupon interest earned by the security may be paid in cash or additional par.

(f)                     The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(g)                    Security is a “step-up” bond where the coupon may increase or step up at a future date. Rate stated was the coupon as of June 30, 2015.

(h)                   Perpetual security.

(i)                       Convertible security.

(j)                      This variable rate senior loan will settle after June 30, 2015, at which time the interest rate will be determined.

(k)                   Investment in affiliate.

(l)                       Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2015.

JNL/T. Rowe Price Capital Appreciation Fund

COMMON STOCKS - 60.4%
CONSUMER DISCRETIONARY - 5.7%
AutoZone Inc. (a)	9	$5,802
Comcast Corp. - Class A	9	541
Johnson Controls Inc.	56	2,774
Liberty Global Plc - Class A (a)	7	389
Liberty Global Plc - Class C (a)	18	916
Lowe’s Cos. Inc.	21	1,373
O’Reilly Automotive Inc. (a)	1	249
Time Warner Cable Inc.	3	517
		12,561
CONSUMER STAPLES - 4.9%
Altria Group Inc.	20	973
CVS Health Corp.	15	1,563
General Mills Inc.	31	1,727
Kraft Foods Group Inc.	7	562
Mondelez International Inc. - Class A	60	2,485
PepsiCo Inc.	20	1,820
Philip Morris International Inc.	16	1,243
SABMiller Plc	6	312
		10,685
ENERGY - 1.8%
Canadian Natural Resources Ltd.	128	3,485
Occidental Petroleum Corp.	7	560
		4,045
FINANCIALS - 8.6%
Affiliated Managers Group Inc. (a)	5	984
American Tower Corp.	31	2,910
Bank of New York Mellon Corp.	151	6,321
Crown Castle International Corp.	7	530
Marsh & McLennan Cos. Inc.	142	8,023
		18,768
HEALTH CARE - 14.3%
Abbott Laboratories	53	2,621
Allergan Plc (a)	17	5,084
Becton Dickinson & Co.	32	4,578
CIGNA Corp.	18	2,965

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Eli Lilly & Co.	25	2,121
Henry Schein Inc. (a)	2	327
PerkinElmer Inc.	29	1,532
Pfizer Inc.	79	2,642
Thermo Fisher Scientific Inc.	46	5,904
UnitedHealth Group Inc.	13	1,549
Zoetis Inc. - Class A	44	2,117
		31,440
INDUSTRIALS - 12.2%
AMETEK Inc.	57	3,112
Boeing Co.	12	1,595
Danaher Corp.	127	10,844
IDEX Corp.	18	1,375
IHS Inc. - Class A (a)	8	990
Iron Mountain Inc.	61	1,887
Pentair Plc	19	1,293
Roper Industries Inc.	12	2,018
Sensata Technologies Holding NV (a)	12	649
Tyco International Plc	78	3,005
		26,768
INFORMATION TECHNOLOGY - 7.9%
Agilent Technologies Inc.	3	123
eBay Inc. (a)	11	644
Fidelity National Information Services Inc.	21	1,279
Fiserv Inc. (a)	76	6,312
Google Inc. - Class A (a)	1	270
Google Inc. - Class C (a)	3	1,460
Microsoft Corp.	66	2,905
SS&C Technologies Holdings Inc.	12	750
Texas Instruments Inc.	13	675
Visa Inc. - Class A	43	2,908
		17,326
MATERIALS - 0.8%
Cytec Industries Inc.	28	1,689
TELECOMMUNICATION SERVICES - 0.4%
SBA Communications Corp. (a)	8	908
UTILITIES - 3.8%
FirstEnergy Corp.	66	2,161
PG&E Corp.	97	4,748
Xcel Energy Inc.	46	1,471
		8,380
Total Common Stocks (cost $126,955)		132,570
PREFERRED STOCKS - 2.1%
FINANCIALS - 0.6%
American Tower Corp., 5.50%	12	1,241
State Street Corp., 6.00%, (callable at 25 beginning 12/15/19) (b)	3	75
		1,316
HEALTH CARE - 1.3%
Allergan Plc, 5.50%	3	2,857
TELECOMMUNICATION SERVICES - 0.2%
T-Mobile US Inc., 5.50% (c)	7	475
Total Preferred Stocks (cost $4,532)		4,648
TRUST PREFERREDS - 0.1%
UTILITIES - 0.1%
SCE Trust I, 5.63%, (callable at 25 beginning 06/15/17) (b)	2	37
SCE Trust II, 5.10%, (callable at 25 beginning 03/15/18) (b)	—	6
SCE Trust III, 5.75%, (callable at 25 beginning 03/15/24) (b)	8	221
Total Trust Preferreds (cost $262)		264
INVESTMENT COMPANIES - 0.5%
T. Rowe Price Institutional Floating Rate Fund (d)	104	1,050
Total Investment Companies (cost $1,063)		1,050
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.2%
Ally Master Owner Trust, 1.26%, 08/15/15 (f)	100	100
Continental Airlines Inc. Pass-Through Trust, 4.15%, 04/11/24	18	18
DB Master Finance LLC, 3.26%, 02/20/19 (g)	95	95
Wendys Funding LLC, 3.37%, 06/15/45 (g)	200	200
Total Non-U.S. Government Agency Asset- Backed Securities (cost $413)		413
CORPORATE BONDS AND NOTES - 19.7%
CONSUMER DISCRETIONARY - 3.1%
Amazon.com Inc.
2.60%, 12/05/19	165	166
3.80%, 12/05/24	485	486
AmeriGas Partners LP, 6.25%, 08/20/19	25	26
AutoZone Inc., 2.50%, 04/15/21	75	73
Cablevision Systems Corp., 7.75%, 04/15/18	150	162
CCO Holdings LLC, 7.38%, 06/01/20	225	238
Cedar Fair LP, 5.25%, 03/15/21	25	26
Cequel Communications Escrow I LLC, 6.38%, 09/15/20 (g)	225	223
DISH DBS Corp.
7.13%, 02/01/16	650	667
4.63%, 07/15/17	50	52
Group 1 Automotive Inc., 5.00%, 06/01/22	50	50
Hanesbrands Inc., 6.38%, 12/15/20	225	235
Hilton Worldwide Finance LLC, 5.63%, 10/15/21	550	571
L Brands Inc.
6.90%, 07/15/17	550	600
8.50%, 06/15/19	25	29
5.63%, 02/15/22	25	26
5.63%, 10/15/23	75	79
Lamar Media Corp., 5.88%, 02/01/22	75	78
Levi Strauss & Co., 6.88%, 05/01/22	150	160
Penske Automotive Group Inc., 5.38%, 12/01/24	50	51
Priceline Group Inc., 0.35%, 06/15/20 (c)	150	166
Unitymedia Hessen GmbH & Co. KG, 5.50%, 01/15/23 (g)	200	204
Unitymedia KabelBW GmbH, 6.13%, 01/15/25 (g)	200	209
Univision Communications Inc.
8.50%, 05/15/21 (g)	350	368
6.75%, 09/15/22 (g)	1,300	1,375
5.13%, 05/15/23 (g)	375	364
UPC Holding BV, 6.38%, 09/15/22 (g), EUR	125	149
		6,833
CONSUMER STAPLES - 0.8%
B&G Foods Inc., 4.63%, 06/01/21	25	24
PepsiCo Inc., 1.25%, 04/30/18	70	70
Rite Aid Corp.
9.25%, 03/15/20	455	493
8.00%, 08/15/20	1,075	1,121
		1,708

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
ENERGY - 5.9%
Canadian Natural Resources Ltd., 1.75%, 01/15/18	50	50
Chesapeake Energy Corp.
3.25%, 03/15/16	75	75
3.53%, 04/15/19 (f)	75	69
Chevron Corp.
0.45%, 03/02/18 (f)	30	30
1.37%, 03/02/18	450	449
Concho Resources Inc.
7.00%, 01/15/21	925	968
6.50%, 01/15/22	300	313
5.50%, 10/01/22	75	75
5.50%, 04/01/23	700	700
CONSOL Energy Inc., 5.88%, 04/15/22	75	64
Diamondback Energy Inc., 7.63%, 10/01/21	125	134
Energy Transfer Partners LP
4.15%, 10/01/20	35	36
4.90%, 02/01/24	205	208
EQT Corp.
8.13%, 06/01/19	95	111
4.88%, 11/15/21	700	737
Exxon Mobil Corp., 0.33%, 03/01/18 (f)	1,165	1,163
MarkWest Energy Partners LP
5.50%, 02/15/23	750	772
4.50%, 07/15/23	1,100	1,078
4.88%, 12/01/24	425	415
Range Resources Corp.
6.75%, 08/01/20	375	387
5.75%, 06/01/21	675	694
5.00%, 08/15/22	1,275	1,249
5.00%, 03/15/23	1,650	1,617
SM Energy Co.
6.50%, 11/15/21	75	78
6.50%, 01/01/23	10	10
Targa Resources Partners LP
5.00%, 01/15/18 (g)	375	383
4.13%, 11/15/19 (g)	75	74
6.88%, 02/01/21	250	263
5.25%, 05/01/23	275	272
4.25%, 11/15/23	500	462
WPX Energy Inc., 5.25%, 01/15/17	100	102
		13,038
FINANCIALS - 3.5%
American Honda Finance Corp., 0.95%, 05/05/17	175	175
American Tower Corp., 5.00%, 02/15/24	140	148
AmeriGas Finance LLC
6.75%, 05/20/20	25	26
7.00%, 05/20/22	50	53
Bank of New York Mellon Corp., 4.95%, (callable at 100 beginning 06/20/20) (b)	275	273
Caterpillar Financial Services Corp.
0.70%, 11/06/15	20	20
1.25%, 11/06/17	15	15
2.25%, 12/01/19	360	363
CBRE Services Inc., 5.00%, 03/15/23	25	25
CNH Capital LLC
3.88%, 11/01/15	25	25
6.25%, 11/01/16	300	311
3.25%, 02/01/17	175	174
3.63%, 04/15/18	500	500
Ford Motor Credit Co. LLC
0.91%, 03/27/17 (f)	725	723
1.46%, 03/27/17	770	766
6.63%, 08/15/17	200	219
0.85%, 12/06/17 (f)	200	199
2.15%, 01/09/18	200	201
5.00%, 05/15/18	200	215
2.38%, 03/12/19	500	498
2.60%, 11/04/19	700	694
John Deere Capital Corp., 0.70%, 09/04/15	15	15
JPMorgan Chase & Co., 5.30%, (callable at 100 beginning 05/01/20) (b)	555	551
Marsh & McLennan Cos. Inc., 2.35%, 03/06/20	140	139
National Rural Utilities Cooperative Finance Corp., 0.95%, 04/24/17	60	60
Shell International Finance BV, 0.73%, 05/11/20 (f)	465	463
State Street Corp., 5.25%, (callable at 100 beginning 09/15/20) (b)	325	326
Toyota Motor Credit Corp., 0.66%, 03/12/20 (f)	575	575
		7,752
HEALTH CARE - 2.6%
Becton Dickinson and Co.
1.80%, 12/15/17	465	465
2.68%, 12/15/19	80	80
Community Health Systems Inc., 5.13%, 08/15/18	175	179
DaVita HealthCare Partners Inc.
5.75%, 08/15/22	850	901
5.13%, 07/15/24	1,000	983
5.00%, 05/01/25	450	433
Eli Lilly & Co., 1.25%, 03/01/18	145	145
Fresenius Medical Care US Finance II Inc.
5.63%, 07/31/19 (g)	450	487
5.88%, 01/31/22 (g)	250	266
HCA Inc., 8.00%, 10/01/18	50	58
Johnson & Johnson
1.13%, 11/21/17	45	45
3.38%, 12/05/23	45	47
Medtronic Inc.
1.50%, 03/15/18 (g)	265	264
2.50%, 03/15/20 (g)	285	285
Merck & Co. Inc.
0.40%, 02/10/17 (f)	135	135
0.65%, 02/10/20 (f)	430	428
Novartis Capital Corp., 3.40%, 05/06/24	25	25
Omnicare Inc., 5.00%, 12/01/24	50	54
Roche Holdings Inc., 3.35%, 09/30/24 (g)	200	202
UnitedHealth Group Inc., 1.40%, 12/15/17	65	65
WellCare Health Plans Inc., 5.75%, 11/15/20	50	52
		5,599
INDUSTRIALS - 0.1%
Amphenol Corp., 1.55%, 09/15/17	25	25
Case New Holland Inc., 7.88%, 12/01/17	25	27
Iron Mountain Inc., 7.75%, 10/01/19	112	117
Moog Inc., 5.25%, 12/01/22 (g)	25	25
Xylem Inc., 3.55%, 09/20/16	60	62
		256
INFORMATION TECHNOLOGY - 0.8%
Fiserv Inc., 2.70%, 06/01/20	225	224
Harris Corp., 2.00%, 04/27/18	70	70
IMS Health Inc., 6.00%, 11/01/20 (g)	100	103
NXP BV
3.75%, 06/01/18 (g)	800	806
5.75%, 02/15/21 (g)	300	312
5.75%, 03/15/23 (g)	200	208
		1,723
MATERIALS - 0.1%
Cytec Industries Inc., 3.95%, 05/01/25	155	152

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Rexam Plc, 6.75%, 06/29/67 (f), EUR	50	57
		209
TELECOMMUNICATION SERVICES - 2.4%
Crown Castle International Corp.
4.88%, 04/15/22	375	379
5.25%, 01/15/23	100	101
Lynx I Corp.
5.38%, 04/15/21 (g)	540	556
6.00%, 04/15/21 (g), GBP	113	184
MetroPCS Wireless Inc., 6.63%, 11/15/20	400	416
SBA Communications Corp., 5.63%, 10/01/19	125	130
SBA Telecommunications Inc., 5.75%, 07/15/20	300	311
Sprint Communications Inc., 9.00%, 11/15/18 (g)	75	85
T-Mobile USA Inc., 6.54%, 04/28/20	775	811
Telesat Canada Inc., 6.00%, 05/15/17 (g)	35	36
UPCB Finance V Ltd., 7.25%, 11/15/21 (g)	675	729
UPCB Finance VI Ltd., 6.88%, 01/15/22 (g)	1,260	1,342
Virgin Media Secured Finance Plc, 5.25%, 01/15/26 (g)	200	193
		5,273
UTILITIES - 0.4%
Berkshire Hathaway Energy Co.
2.40%, 02/01/20	305	304
3.50%, 02/01/25	120	119
CMS Energy Corp.
6.55%, 07/17/17	10	11
8.75%, 06/15/19	50	62
Southern California Gas Co., 3.20%, 06/15/25	275	275
		771
Total Corporate Bonds and Notes (cost $43,574)		43,162
GOVERNMENT AND AGENCY OBLIGATIONS - 0.0%
GOVERNMENT SECURITIES - 0.0%
Sovereign - 0.0%
Kreditanstalt fur Wiederaufbau, 0.50%, 04/19/16	90	90
Total Government and Agency Obligations (cost $90)		90
VARIABLE RATE SENIOR LOAN INTERESTS - 4.2% (f)
CONSUMER DISCRETIONARY - 0.7%
Charter Communications Operating LLC Term Loan E, 3.00%, 07/01/20	249	246
Hanesbrands Inc. Term Loan B, 3.25%, 04/15/22	25	25
Univision Communications Inc. Replacement 1st Lien Term Loan, 4.00%, 03/01/20	25	25
UPC Financing Partnership Term Loan AH, 3.25%, 06/30/21	1,325	1,305
		1,601
CONSUMER STAPLES - 1.1%
D.E. Master Blenders Term Loan, 3.50%, 05/09/21	700	697
HJ Heinz Co. Term Loan B-2, 3.25%, 03/27/20	1,178	1,177
Pinnacle Foods Finance LLC Term Loan G, 3.00%, 04/15/20	500	497
		2,371
HEALTH CARE - 1.1%
DaVita HealthCare Partners Inc. Term Loan B, 3.50%, 06/20/21	796	795
HCA Inc. Term Loan B-5, 2.94%, 03/31/17	1,717	1,716
		2,511
INFORMATION TECHNOLOGY - 0.2%
Kronos Inc. 2nd Lien Term Loan, 9.75%, 04/30/20	250	258
Kronos Inc. Extended Term Loan, 4.50%, 10/31/19	247	247
		505
TELECOMMUNICATION SERVICES - 1.1%
Intelsat Jackson Holdings SA Term Loan B-2, 3.75%, 06/30/19	2,075	2,057
Telesat Canada Inc. Term Loan, 3.50%, 03/28/19	246	245
		2,302
UTILITIES - 0.0%
Texas Competitive Electric Holdings Co. LLC Term Loan, 3.75%, 05/05/16	28	28
Total Variable Rate Senior Loan Interests (cost $9,341)		9,318
SHORT TERM INVESTMENTS - 14.5%
Investment Companies - 14.5%
JNL Money Market Fund, 0.01% (d) (h)	2,777	2,777
T. Rowe Price Reserves Investment Fund, 0.07% (d) (h)	28,969	28,969
Total Short Term Investments (cost $31,746)		31,746
Total Investments - 101.7% (cost $217,976)		223,261
Other Assets and Liabilities, Net - (1.7%)		(3,817)
Total Net Assets - 100.0%		$219,444

Portfolio Composition:	Percentage of Total Investments
Health Care	19.0%
Financials	12.5
Industrials	12.1
Consumer Discretionary	9.4
Information Technology	8.8
Energy	7.7
Consumer Staples	6.6
Utilities	4.2
Telecommunication Services	4.0
Materials	0.8
Non-U.S. Government Agency ABS	0.2
Investment Companies	0.5
Short Term Investments	14.2
Total Investments	100.0%

(a)                   Non-income producing security.

(b)                   Perpetual security.

(c)                    Convertible security.

(d)                   Investment in affiliate.

(e)                    Security fair valued in good faith in accordance with the procedures approved by the Trust’s Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for FASB ASC Topic 820 “Fair Value Measurements” based on the applicable valuation inputs. See FASB ASC Topic 820 “Fair Value Measurements” in the Notes to Financial Statements.

(f)                     Variable rate securities. Rate stated was in effect as of June 30, 2015.

See accompanying Notes to Financial Statements.

(g)               The Sub-Adviser has deemed this security which is exempt from registration under the 1933 Act to be liquid based on procedures approved by the Trust’s Board of Trustees.  As of June 30, 2015, the aggregate value of these liquid securities was $10,729 which represented 4.9% of net assets.

(h)              Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2015.

JNL/The Boston Company Equity Income Fund

	Shares/Par †	Value
COMMON STOCKS - 99.0%
CONSUMER DISCRETIONARY - 7.2%
Carnival Plc	23	$1,130
Cinemark Holdings Inc.	10	420
General Motors Co.	10	331
Interpublic Group of Cos. Inc.	40	780
Kohl’s Corp. (a)	5	287
Omnicom Group Inc.	8	568
Twenty-First Century Fox Inc. - Class A	10	333
Viacom Inc. - Class B	14	875
		4,724
CONSUMER STAPLES - 9.1%
Coca-Cola Enterprises Inc.	20	872
ConAgra Foods Inc.	16	709
CVS Health Corp.	15	1,578
Molson Coors Brewing Co. - Class B	7	524
Mondelez International Inc. - Class A	13	537
PepsiCo Inc.	14	1,293
Philip Morris International Inc.	5	398
		5,911
ENERGY - 13.5%
Anadarko Petroleum Corp.	12	918
EOG Resources Inc.	18	1,550
Occidental Petroleum Corp.	41	3,226
Phillips 66 (a)	17	1,342
Schlumberger Ltd.	20	1,737
		8,773
FINANCIALS - 32.7%
American International Group Inc.	20	1,216
Bank of America Corp.	84	1,427
Berkshire Hathaway Inc. - Class B (b)	7	961
Capital One Financial Corp.	10	916
Charles Schwab Corp.	20	649
Citigroup Inc.	43	2,372
Communications Sales & Leasing Inc. (a)	38	931
Fidelity National Financial Inc.	9	327
Goldman Sachs Group Inc.	9	1,850
Hartford Financial Services Group Inc.	13	533
Invesco Ltd.	9	346
JPMorgan Chase & Co.	48	3,260
Morgan Stanley	30	1,175
PNC Financial Services Group Inc.	6	531
Prudential Financial Inc.	15	1,285
Regions Financial Corp.	45	467
TD Ameritrade Holding Corp.	14	526
Voya Financial Inc.	29	1,348
Wells Fargo & Co.	21	1,196
		21,316
HEALTH CARE - 11.6%
AbbVie Inc.	7	500
Cardinal Health Inc.	15	1,237
Eli Lilly & Co.	8	674
Medtronic Plc	14	1,017
Merck & Co. Inc.	22	1,231
Pfizer Inc.	62	2,084
UnitedHealth Group Inc.	7	823
		7,566
INDUSTRIALS - 6.2%
Delta Air Lines Inc.	3	143
Honeywell International Inc.	14	1,454
Northrop Grumman Systems Corp.	2	324
Raytheon Co.	3	280
United Technologies Corp.	16	1,818
		4,019
INFORMATION TECHNOLOGY - 11.4%
Accenture Plc - Class A	5	470
Apple Inc.	5	653
Applied Materials Inc.	40	777
Cisco Systems Inc.	64	1,749
Hewlett-Packard Co.	14	423
Microchip Technology Inc. (a)	21	973
Oracle Corp.	32	1,284
Texas Instruments Inc.	20	1,049
Western Digital Corp.	1	45
		7,423
MATERIALS - 6.5%
Dow Chemical Co.	8	384
Martin Marietta Materials Inc.	7	942
Mosaic Co.	14	639
Owens Corning Inc.	14	575
Packaging Corp. of America	5	322
Potash Corp. of Saskatchewan Inc.	15	461
Vulcan Materials Co.	11	922
		4,245
TELECOMMUNICATION SERVICES - 0.2%
Windstream Holdings Inc. (a)	26	164
UTILITIES - 0.6%
NRG Yield Inc. - Class A (a)	9	204
NRG Yield Inc. - Class C (a)	9	204
		408
Total Common Stocks (cost $61,345)		64,549
SHORT TERM INVESTMENTS - 6.4%
Investment Company - 1.0%
JNL Money Market Fund, 0.01% (c) (d)	642	642
Securities Lending Collateral - 5.4%
BlackRock Liquidity Funds TempFund Portfolio, 0.15% (d)	200	200
Fidelity Institutional Money Market Portfolio, 0.12% (d)	200	200
Repurchase Agreement with HSB, 0.10% (Collateralized by $935 U.S. Treasury Bond Strip, due 08/15/25-11/15/44, value $479, $54 U.S. Treasury Bond, 4.38-6.13%, due 02/15/26-02/15/38, value $73, $231 U.S. Treasury Note Strip, due 08/15/15-02/15/25, value $195 and $269 U.S. Treasury Note, 0.25%-4.25%, due 08/15/15-08/15/24, value $273) acquired on 06/30/15, due 07/01/15 at $1,000	1,000	1,000

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Repurchase Agreement with MLP, 0.11% (Collateralized by $1,270 U.S. Treasury Bond, 5.38%, due 02/15/31, value $1,735 and $474 U.S. Treasury Note, 2.13%, due 09/30/21, value $481) acquired on 06/30/15, due 07/01/15 at $2,173	2,173	2,173
		3,573
Total Short Term Investments (cost $4,215)		4,215
Total Investments - 105.4% (cost $65,560)		68,764
Other Assets and Liabilities, Net - (5.4%)		(3,552)
Total Net Assets - 100.0%		$65,212

Portfolio Composition:	Percentage of Total Investments
Financials	31.0%
Energy	12.8
Health Care	11.0
Information Technology	10.8
Consumer Staples	8.6
Consumer Discretionary	6.9
Materials	6.2
Industrials	5.8
Utilities	0.6
Telecommunication Services	0.2
Short Term Investments	6.1
Total Investments	100.0%

(a)                   All or portion of the security was on loan.

(b)                   Non-income producing security.

(c)                    Investment in affiliate.

(d)                   Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2015.

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments

June 30, 2015

Currency Abbreviations:

AUD - Australian Dollar	IDR - Indonesian Rupiah	QAR - Qatari Rial
BRL - Brazilian Real	INR - Indian Rupee	RON - Romanian New Leu
CAD - Canadian Dollar	JPY - Japanese Yen	RSD - Serbian Dinar
CHF - Swiss Franc	KRW - Korean Won	SEK - Swedish Krona
CLF - Chilean Unidad de Fomento	LBP - Lebanese Pound	SGD - Singapore Dollar
CLP - Chilean Peso	LKR - Sri Lankan Rupee	TRY - New Turkish Lira
CNH - Chinese Offshore Yuan	MXN - Mexican Peso	TWD - Taiwan Dollar
CNY - Chinese Yuan	MYR - Malaysian Ringgit	UGX - Ugandan Shilling
DOP - Dominican Peso	NOK - Norwegian Krone	USD - United States Dollar
EUR - European Currency Unit (Euro)	NZD - New Zealand Dollar	UYU - Uruguayan Peso
GBP - British Pound	OMR - Omani Rial	ZAR - South African Rand
HKD - Hong Kong Dollar	PHP - Philippine Peso	ZMW - Zambian Kwacha
HUF - Hungarian Forint	PLN - Polish Zloty

Abbreviations:

ABS - Asset-Backed Security	ICE - IntercontinentalExchange
ADR - American Depositary Receipt	iTraxx - Group of international credit derivative indexes monitored
ASX - Australian Stock Exchange	by the International Index Company
CAC - Cotation Assistee en Continu	JSE - Johannesburg Stock Exchange
CDI - Chess Depository Interest	KOSPI - Korea Composite Stock Price Index
CDX.NA.HY - Credit Default Swap Index - North American - High Yield	LIBOR - London Interbank Offer Rate
CDX.NA.IG - Credit Default Swap Index - North American - Investment Grade	LME - London Metal Exchange
CLO - Collateralized Loan Obligation	MBS - Mortgage Backed Security
CMBS – Commercial mortgage-backed securities	MCDX.NA - Municipal Credit Defualt Swap Index - North American
CNX - CRISIL NSE Index	MIB - Milano Italia Borsa
CPURNSA - CPI Consumers Index Non-Seasonally Adjusted	MLP - Master Limited Partnership
EAFE - Europe, Australia and Far East	MSCI - Morgan Stanley Capital International
ETF - Exchange Traded Fund	NASDAQ - National Association of Securities Dealers Automated Quotations
Euribor - Europe Interbank Offered Rate	OJSC - Open Joint-Stock Company
Euro-Bobl - debt instrument issued by the Federal Republic of Germany	RBOB - Reformulated Gasoline Blendstock for Oxygen Blending
with a term of 4.5 to 5.5 years	REIT - Real Estate Investment Trust
Euro-Bund - debt instrument issued by the Federal Republic of Germany	REMIC - Real Estate Mortgage Investment Conduit
with a term of 8.5 to 10.5 years	SGX - Singapore Exchange
Euro-Schatz - debt instrument issued by the Federal Republic of Germany	SPDR - Standard & Poor’s Depositary Receipt
with a term of 1.75 to 2.25 years	SPI - Schedule Performance Index
FTSE - Financial Times and the London Stock Exchange	TBA - To Be Announced (Securities purchased on a delayed delivery basis)
GDR - Global Depositary Receipt	ULSD - Ultra Low Sulfur Diesel
HICP – Harmonized Index of Consumer Prices	WTI - West Texas Intermediate
IBEX - Iberia Index

Counterparty Abbreviations:

BBH - Brown Brothers Harriman & Co.	HSB - HSBC Securities, Inc.
BBP - Barclays Bank Plc	JPM - JPMorgan Chase Bank N.A.
BCL - Barclays Capital Inc.	MIZ – Mizuho Securities USA, Inc.
BNP - BNP Paribas Securities	MLP - Merrill Lynch, Pierce, Fenner, & Smith
BOA - Banc of America Securities LLC/Bank of America NA	MSC - Morgan Stanley & Co., Incorporated
CGM - Citigroup Global Markets	MSS - Morgan Stanley Capital Services Inc.
CIT - Citibank, Inc.	RBC - Royal Bank of Canada
CSI - Credit Suisse Securities, LLC	RBS - Royal Bank of Scotland
DUB - Deutsche Bank Alex Brown Inc.	SCB - Standard Chartered Bank
GSB - Goldman Sachs Bank	SGB - Societe Generale Bannon LLC
GSC - Goldman Sachs & Co.	SSB - State Street Brokerage Services, Inc.
GSI - Goldman Sachs International	UBS - UBS Securities LLC

†     For funds with fixed income securities, par amounts are listed in United States Dollars unless otherwise noted.  Options are quoted in unrounded number of contracts. Gold bullion is quoted in unrounded ounces.

“-” Amount rounds to less than one thousand.

* A Summary Schedule of Investments is presented for this portfolio.  A complete Schedule of Investments is available without charge, upon request, by calling the Annuity Service Center at 1-800-873-5654 or by visiting the Securities and Exchange Commission’s website, www.sec.gov.

See accompanying Notes to Financial Statements.

(b)  Not applicable.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

No material changes have been made.

Item 11.  Controls and Procedures.

(a)               The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized, and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission.  Such information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this report on Form N-CSR, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant’s management, including the registrant’s principal executive officer and the registrant’s principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures.  Based on such evaluation, the registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are effective.

(b)               There have been no significant changes in the registrant’s internal controls over financial reporting during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting.  There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this report on Form N-CSR.

Item 12.  Exhibits.

(a)	(1) Not applicable to the semi-annual filing.
(2) The certifications required by Rule 30a-2(a) under the Investment Company Act of

1940, as amended, are attached hereto.
(3) Not applicable.

(b)	The certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Jackson Variable Series Trust

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	September 4, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	September 4, 2015

By:	/s/ Daniel W. Koors
Daniel W. Koors
Principal Financial Officer

Date:	September 4, 2015

EXHIBIT LIST

Exhibit 12(a)(2)	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 12(b)	Certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended.